UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-22127
COLUMBIA FUNDS VARIABLE SERIES TRUST II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

Investments in Affiliated Funds
Disciplined Asset Allocation Portfolios — Aggressive
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (83.0%)

	Shares	Value(a)
International (19.5%)
RiverSource Disciplined International Equity Fund	859,447	$6,523,205

U.S. Large Cap (54.8%)
Columbia Large Core Quantitative Fund	1,606,682	9,318,757
Columbia Large Growth Quantitative Fund	486,435	4,538,439
Columbia Large Value Quantitative Fund	590,425	4,481,329

Total		18,338,525

U.S. Small Mid Cap (8.7%)
RiverSource Disciplined Small and Mid Cap Equity Fund	303,420	2,906,762

Total Equity Funds (Cost: $23,041,084)		$27,768,492

Fixed Income Funds (15.9%)

	Shares	Value(a)
Emerging Markets (0.5%)
Columbia Emerging Markets Bond Fund	15,704	$176,831

Global Bond (1.4%)
Columbia Global Bond Fund	63,955	461,112

High Yield (2.4%)
Columbia High Yield Bond Fund	283,190	804,259

Inflation Protected Securities (0.8%)
Columbia Inflation Protected Securities Fund	24,113	252,707

Investment Grade (10.8%)
Columbia Diversified Bond Fund	723,735	3,640,389

Total Fixed Income Funds (Cost: $5,169,347)		$5,335,298

Alternative Investments (0.8%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	26,955	(b)	$275,484

Total Alternative Investments (Cost: $269,518)			$275,484

Cash Equivalents (0.4%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund, 0.106%	138,343	$138,343

Total Cash Equivalents (Cost: $138,343)		$138,343

Total Investments in Affiliated Funds (Cost: $28,618,292)		$33,517,617

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2010.

(b)	Non-income producing.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Fair value at March 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$33,517,617	$—	$—	$33,517,617

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Disciplined Asset Allocation Portfolios — Conservative
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (27.0%)

	Shares	Value(a)
International (4.7%)
RiverSource Disciplined International Equity Fund	393,737	$2,988,466

U.S. Large Cap (19.6%)
Columbia Large Core Quantitative Fund	1,127,694	6,540,626
Columbia Large Growth Quantitative Fund	312,605	2,916,602
Columbia Large Value Quantitative Fund	385,167	2,923,416

Total		12,380,644

U.S. Small Mid Cap (2.7%)
RiverSource Disciplined Small and Mid Cap Equity Fund	174,834	1,674,908

Total Equity Funds (Cost: $14,232,136)		$17,044,018

Fixed Income Funds (67.1%)

	Shares	Value(a)
Emerging Markets (2.0%)
Columbia Emerging Markets Bond Fund	112,383	$1,265,430

Global Bond (4.8%)
Columbia Global Bond Fund	416,409	3,002,306

High Yield (8.9%)
Columbia High Yield Bond Fund	1,968,830	5,591,477

Inflation Protected Securities (3.0%)
Columbia Inflation Protected Securities Fund	180,884	1,895,669

Investment Grade (48.4%)
Columbia Diversified Bond Fund	6,071,888	30,541,595

Total Fixed Income Funds (Cost: $40,847,599)		$42,296,477

Alternative Investments (5.5%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	338,725	(b)	$3,461,767

Total Alternative Investments (Cost: $3,384,801)			$3,461,767

Cash Equivalents (0.5%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund, 0.106%	334,280	$334,280

Total Cash Equivalents (Cost: $334,280)		$334,280

Total Investments in Affiliated Funds (Cost: $58,798,816)		$63,136,542

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2010.

(b)	Non-income producing.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Fair value at March 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$63,136,542	$—	$—	$63,136,542

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Disciplined Asset Allocation Portfolios — Moderate
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (56.6%)

	Shares		Value(a)
International (12.7%)
RiverSource Disciplined International Equity Fund	2,349,463		$17,832,422

U.S. Large Cap (38.1%)
Columbia Large Core Quantitative Fund	4,743,061		27,509,752
Columbia Large Growth Quantitative Fund	1,393,580		13,002,101
Columbia Large Value Quantitative Fund	1,708,740		12,969,339

Total			53,481,192

U.S. Small Mid Cap (5.8%)
RiverSource Disciplined Small and Mid Cap Equity Fund	848,117	(c)	8,124,963

Total Equity Funds (Cost: $65,827,095)			$79,438,577

Fixed Income Funds (40.4%)

	Shares	Value(a)
Emerging Markets (1.3%)
Columbia Emerging Markets Bond Fund	161,098	$1,813,964

Global Bond (3.6%)
Columbia Global Bond Fund	698,775	5,038,166

High Yield (4.9%)
Columbia High Yield Bond Fund	2,414,069	6,855,957

Inflation Protected Securities (2.1%)
Columbia Inflation Protected Securities Fund	278,207	2,915,608

Investment Grade (28.5%)
Columbia Diversified Bond Fund	7,949,828	39,987,637

Total Fixed Income Funds (Cost: $54,427,586)		$56,611,332

Alternative Investments (2.6%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	354,600	(b)	$3,624,013

Total Alternative Investments (Cost: $3,533,350)			$3,624,013

Cash Equivalents (0.5%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund, 0.106%	685,255	$685,255

Total Cash Equivalents (Cost: $685,255)		$685,255

Total Investments in Affiliated Funds (Cost: $124,473,286)		$140,359,177

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2010.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At March 31, 2011, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

RiverSource Disciplined Small and Mid Cap Equity Fund	5.591%
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Fair value at March 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$140,359,177	$—	$—	$140,359,177

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Disciplined Asset Allocation Portfolios — Moderately Aggressive
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (69.9%)

	Shares	Value(a)
International (16.0%)
RiverSource Disciplined International Equity Fund	1,749,624	$13,279,647

U.S. Large Cap (46.6%)
Columbia Large Core Quantitative Fund	3,399,281	19,715,828
Columbia Large Growth Quantitative Fund	1,021,005	9,525,974
Columbia Large Value Quantitative Fund	1,239,162	9,405,242

Total		38,647,044

U.S. Small Mid Cap (7.3%)
RiverSource Disciplined Small and Mid Cap Equity Fund	629,137	6,027,134

Total Equity Funds (Cost: $47,804,424)		$57,953,825

Fixed Income Funds (28.1%)

	Shares	Value(a)
Emerging Markets (0.9%)
Columbia Emerging Markets Bond Fund	68,421	$770,425

Global Bond (2.5%)
Columbia Global Bond Fund	287,959	2,076,182

High Yield (3.6%)
Columbia High Yield Bond Fund	1,045,808	2,970,094

Inflation Protected Securities (1.8%)
Columbia Inflation Protected Securities Fund	139,769	1,464,775

Investment Grade (19.3%)
Columbia Diversified Bond Fund	3,181,889	16,004,899

Total Fixed Income Funds (Cost: $22,471,642)		$23,286,375

Alternative Investments (1.7%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	137,566	(b)	$1,405,922

Total Alternative Investments (Cost: $1,378,801)			$1,405,922

Cash Equivalents (0.4%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund, 0.106%	365,101	$365,101

Total Cash Equivalents (Cost: $365,101)		$365,101

Total Investments in Affiliated Funds (Cost: $72,019,968)		$83,011,223

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2010.

(b)	Non-income producing.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Fair value at March 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$83,011,223	$—	$—	$83,011,223

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Disciplined Asset Allocation Portfolios — Moderately Conservative
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (42.1%)

	Shares	Value(a)
International (8.7%)
RiverSource Disciplined International Equity Fund	836,450	$6,348,654

U.S. Large Cap (29.1%)
Columbia Large Core Quantitative Fund	1,901,180	11,026,846
Columbia Large Growth Quantitative Fund	547,222	5,105,585
Columbia Large Value Quantitative Fund	674,889	5,122,409

Total		21,254,840

U.S. Small Mid Cap (4.3%)
RiverSource Disciplined Small and Mid Cap Equity Fund	327,987	3,142,118

Total Equity Funds (Cost: $25,859,970)		$30,745,612

Fixed Income Funds (53.8%)

	Shares	Value(a)
Emerging Markets (1.3%)
Columbia Emerging Markets Bond Fund	81,725	$920,224

Global Bond (4.6%)
Columbia Global Bond Fund	465,069	3,353,147

High Yield (6.3%)
Columbia High Yield Bond Fund	1,630,686	4,631,147

Inflation Protected Securities (3.0%)
Columbia Inflation Protected Securities Fund	210,245	2,203,370

Investment Grade (38.6%)
Columbia Diversified Bond Fund	5,605,606	28,196,197

Total Fixed Income Funds (Cost: $37,840,218)		$39,304,085

Alternative Investments (3.6%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	257,417	(b)	$2,630,799

Total Alternative Investments (Cost: $2,562,014)			$2,630,799

Cash Equivalents (0.6%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund, 0.106%	404,363	$404,363

Total Cash Equivalents (Cost: $404,363)		$404,363

Total Investments in Affiliated Funds (Cost: $66,666,565)		$73,084,859

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2010.

(b)	Non-income producing.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Fair value at March 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$73,084,859	$—	$—	$73,084,859

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments
Columbia Variable Portfolio - Balanced Fund
(formerly known as RiverSource Variable Portfolio - Balanced Fund)

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (68.0%)

CONSUMER DISCRETIONARY (5.7%)

Auto Components (0.1%)

Johnson Controls, Inc.	24,142	$1,003,583

Automobiles (0.7%)

Ford Motor Co.(a)	470,459	7,014,544

Hotels, Restaurants & Leisure (0.7%)

Carnival Corp.(b)	173,618	6,659,987

Household Durables (0.1%)

Lennar Corp., Class A	47,104	853,524

Media (1.6%)

Comcast Corp., Class A	162,329	4,012,773
Time Warner, Inc.	86,952	3,104,186
Viacom, Inc., Class B	167,072	7,772,190

Total		14,889,149

Multiline Retail (1.3%)

Kohl’s Corp.	116,022	6,153,807
Target Corp.	132,658	6,634,226

Total		12,788,033

Specialty Retail (1.2%)

Best Buy Co., Inc.(c)	105,217	3,021,832
Home Depot, Inc.(c)	186,019	6,893,864
Staples, Inc.	86,131	1,672,664

Total		11,588,360

TOTAL CONSUMER DISCRECTIONARY		54,797,180

CONSUMER STAPLES (3.8%)

Food & Staples Retailing (1.2%)

CVS Caremark Corp.	159,592	5,477,198
Wal-Mart Stores, Inc.(c)	115,182	5,995,223

Total		11,472,421

Tobacco (2.6%)

Lorillard, Inc.(c)	174,856	16,613,068
Philip Morris International, Inc.	130,803	8,584,601

Total		25,197,669

TOTAL CONSUMER STAPLES		36,670,090

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (11.7%)

Energy Equipment & Services (2.9%)

Baker Hughes, Inc.	116,892	$8,583,380
Halliburton Co.	258,639	12,890,568
National Oilwell Varco, Inc.	47,631	3,775,709
Schlumberger Ltd.(b)	32,354	3,017,334

Total		28,266,991

Oil, Gas & Consumable Fuels (8.8%)

Alpha Natural Resources, Inc.(a)	28,387	1,685,336
Anadarko Petroleum Corp.	98,861	8,098,693
Apache Corp.	94,982	12,435,043
Chevron Corp.	204,772	21,998,656
ConocoPhillips	112,064	8,949,431
Devon Energy Corp.	54,228	4,976,504
Exxon Mobil Corp.	266,912	22,455,307
Occidental Petroleum Corp.	43,195	4,513,445

Total		85,112,415

TOTAL ENERGY		113,379,406

FINANCIALS (12.5%)

Capital Markets (3.8%)

Bank of New York Mellon Corp. (The)(c)	137,578	4,109,455
Goldman Sachs Group, Inc. (The)	122,221	19,368,362
Morgan Stanley	480,152	13,117,752

Total		36,595,569

Commercial Banks (0.4%)

Wells Fargo & Co.	124,136	3,935,111

Diversified Financial Services (4.8%)

Bank of America Corp.	1,585,999	21,141,367
JPMorgan Chase & Co.	545,020	25,125,422

Total		46,266,789

Insurance (3.5%)

ACE Ltd.(b)	142,876	9,244,078
Everest Re Group Ltd.(b)	48,434	4,270,910
MetLife, Inc.	150,892	6,749,399
Travelers Companies, Inc. (The)(c)	82,227	4,890,862
XL Group PLC(b)(c)	353,672	8,700,331

Total		33,855,580

TOTAL FINANCIALS		120,653,049

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (7.1%)

Biotechnology (0.9%)

Gilead Sciences, Inc.(a)	207,313	$8,798,364

Health Care Providers & Services (1.1%)

HCA Holdings, Inc.(a)	71,945	2,436,777
UnitedHealth Group, Inc.	86,836	3,924,987
WellPoint, Inc.	60,375	4,213,572

Total		10,575,336

Life Sciences Tools & Services (1.7%)

Agilent Technologies, Inc.(a)	107,719	4,823,657
Life Technologies Corp.(a)	80,832	4,237,213
Thermo Fisher Scientific, Inc.(a)	133,378	7,409,148

Total		16,470,018

Pharmaceuticals (3.4%)

Bristol-Myers Squibb Co.(c)	285,907	7,556,522
Merck & Co., Inc.	271,750	8,970,467
Novartis AG, ADR(b)(c)	94,940	5,159,989
Pfizer, Inc.	537,529	10,917,214

Total		32,604,192

TOTAL HEALTH CARE		68,447,910

INDUSTRIALS (12.0%)

Aerospace & Defense (2.7%)

Boeing Co. (The)	93,693	6,926,724
Honeywell International, Inc.	119,641	7,143,764
Lockheed Martin Corp.	32,795	2,636,718
United Technologies Corp.	117,696	9,962,966

Total		26,670,172

Air Freight & Logistics (0.6%)

United Parcel Service, Inc., Class B	75,724	5,627,808

Airlines (0.7%)

Delta Air Lines, Inc.(a)	160,985	1,577,653
U.S. Airways Group, Inc.(a)(c)	151,988	1,323,815
United Continental Holdings, Inc.(a)(c)	166,736	3,833,261

Total		6,734,729

Electrical Equipment (0.9%)

ABB Ltd., ADR(a)(b)	222,112	5,372,889
Emerson Electric Co.	54,620	3,191,447

Total		8,564,336

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Industrial Conglomerates (3.0%)

General Electric Co.	340,266	$6,822,333
Siemens AG, ADR(b)	114,050	15,663,627
Tyco International Ltd.(b)	141,821	6,349,326

Total		28,835,286

Machinery (3.8%)

Caterpillar, Inc.(c)	88,993	9,909,371
Deere & Co.	61,559	5,964,451
Eaton Corp.	110,438	6,122,683
Illinois Tool Works, Inc.(c)	196,235	10,541,744
Parker Hannifin Corp.	47,419	4,489,631

Total		37,027,880

Road & Rail (0.3%)

CSX Corp.	32,369	2,544,203

TOTAL INDUSTRIALS		116,004,414

INFORMATION TECHNOLOGY (7.9%)

Communications Equipment (0.2%)

Nokia OYJ, ADR(b)(c)	276,009	2,348,836

Computers & Peripherals (0.2%)

Hewlett-Packard Co.	48,211	1,975,205

Electronic Equipment, Instruments & Components (0.1%)

TE Connectivity Ltd.(b)	39,464	1,374,136

IT Services (2.4%)

Accenture PLC, Class A(b)	134,020	7,367,079
IBM Corp.(c)	49,180	8,019,783
Mastercard, Inc., Class A	30,201	7,602,196

Total		22,989,058

Semiconductors & Semiconductor Equipment (1.7%)

Intel Corp.	394,052	7,948,029
LSI Corp.(a)	806,407	5,483,568
Microchip Technology, Inc.(c)	66,331	2,521,241

Total		15,952,838

Software (3.3%)

Microsoft Corp.	643,437	16,317,562
Oracle Corp.	450,674	15,038,992

Total		31,356,554

TOTAL INFORMATION TECHNOLOGY		75,996,627

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (4.1%)

Chemicals (2.2%)

Air Products & Chemicals, Inc.	21,755	$1,961,866
Dow Chemical Co. (The)	176,274	6,654,343
EI du Pont de Nemours & Co.	238,671	13,119,745

Total		21,735,954

Metals & Mining (1.9%)

Freeport-McMoRan Copper & Gold, Inc.	130,782	7,264,940
Nucor Corp.(c)	61,745	2,841,505
Rio Tinto PLC, ADR(b)(c)	42,020	2,988,462
Vale SA, ADR(b)(c)	71,062	2,369,918
Xstrata PLC(b)	109,669	2,563,314

Total		18,028,139

TOTAL MATERIALS		39,764,093

TELECOMMUNICATION SERVICES (2.6%)

Diversified Telecommunication Services (2.3%)

AT&T, Inc.	545,368	16,688,261
Verizon Communications, Inc.	150,347	5,794,373

Total		22,482,634

Wireless Telecommunication Services (0.3%)

Sprint Nextel Corp.(a)	586,412	2,720,952

TOTAL TELECOMMUNICATION SERVICES		25,203,586

UTILITIES (0.6%)

Multi-Utilities (0.6%)

Dominion Resources, Inc.	138,674	6,198,728

TOTAL UTILITIES		6,198,728

Total Common Stocks (Cost: $483,438,148)		$657,115,083

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (9.3%)

Aerospace & Defense (—%)

ADS Tactical, Inc. Senior Secured(d)
04/01/18	11.000%	$110,000	$112,750
Huntington Ingalls Industries, Inc.(d)
03/15/18	6.875%	36,000	37,575
03/15/21	7.125%	47,000	48,998

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Aerospace & Defense (continued)

Kratos Defense & Security Solutions, Inc. Senior Secured(d)
06/01/17	10.000%	$9,000	$9,945
Oshkosh Corp.
03/01/17	8.250%	64,000	70,400
03/01/20	8.500%	78,000	87,457
TransDigm, Inc.
Senior Subordinated Notes(d)
12/15/18	7.750%	39,000	41,876

Total			409,001

Automotive (0.1%)

Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	20,000	19,850
02/15/21	6.750%	65,000	64,838
Lear Corp.
03/15/18	7.875%	201,000	219,090
03/15/20	8.125%	77,000	84,700
Visteon Corp.
Senior Notes(d)(e)
04/15/19	6.750%	31,000	31,000

Total			419,478

Banking (1.2%)

Bank of America Corp.
Senior Unsecured
01/05/21	5.875%	1,480,000	1,545,384
Bank of Montreal(b)(d)
06/09/15	2.850%	760,000	767,591
Bank of Nova Scotia(b)(d)
10/29/15	1.650%	2,360,000	2,257,075
HSBC Holdings PLC
Subordinated Notes(b)
06/01/38	6.800%	600,000	628,265
JPMorgan Chase & Co.
Senior Unsecured
10/15/20	4.250%	1,245,000	1,189,861
Morgan Stanley
Senior Unsecured
01/25/21	5.750%	1,790,000	1,806,640
National Bank of Canada(b)(d)
01/30/14	1.650%	612,000	612,819
Santander U.S. Debt SA Unipersonal Bank Guaranteed(b)(d)
10/07/15	3.781%	300,000	288,282
Toronto-Dominion Bank (The)(b)(d)
07/29/15	2.200%	2,325,000	2,295,180

Total			11,391,097

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Building Materials (—%)

Associated Materials LLC
Senior Secured(d)
11/01/17	9.125%	$12,000	$12,750
Euramax International, Inc.
Senior Secured(d)
04/01/16	9.500%	45,000	45,563
Interface, Inc.(d)
12/01/18	7.625%	25,000	26,375

Total			84,688

Chemicals (0.2%)

Airgas, Inc.
10/01/18	7.125%	325,000	351,000
Ashland, Inc.
06/01/17	9.125%	85,000	97,537
CF Industries, Inc.
05/01/18	6.875%	215,000	240,800
05/01/20	7.125%	45,000	50,963
Celanese U.S. Holdings LLC(d)
10/15/18	6.625%	74,000	76,220
Chemtura Corp.(d)
09/01/18	7.875%	32,000	33,840
Hexion U.S. Finance Corp./Nova Scotia ULC
Senior Secured
02/01/18	8.875%	50,000	52,875
Lyondell Chemical Co.
Senior Secured(d)
11/01/17	8.000%	345,000	381,225
Nalco Co.(d)
01/15/19	6.625%	103,000	105,961
Nova Chemicals Corp.
Senior Unsecured(b)
11/01/16	8.375%	84,000	92,190
Polypore International, Inc.(d)
11/15/17	7.500%	75,000	78,750

Total			1,561,361

Construction Machinery (0.1%)

Case New Holland, Inc.
Senior Notes(d)
12/01/17	7.875%	145,000	160,950
Columbus McKinnon Corp.(d)
02/01/19	7.875%	26,000	26,910
Manitowoc Co., Inc. (The)
11/01/13	7.125%	315,000	318,544
11/01/20	8.500%	50,000	53,625

Total			560,029

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Consumer Cyclical Services (—%)

Garda World Security Corp.
Senior Unsecured(b)(d)
03/15/17	9.750%	$12,000	$12,930

Consumer Products (—%)

Central Garden and Pet Co.
03/01/18	8.250%	35,000	36,575
Spectrum Brands Holdings, Inc.
Senior Secured(d)
06/15/18	9.500%	154,000	169,400

Total			205,975

Diversified Manufacturing (—%)

Pinafore LLC/Inc. Secured(b)(d)
10/01/18	9.000%	20,000	21,600
SPX Corp.(d)
09/01/17	6.875%	214,000	230,050

Total			251,650

Electric (1.6%)

Arizona Public Service Co.
Senior Unsecured
08/01/16	6.250%	420,000	473,857
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	405,000	406,519
12/15/15	6.875%	440,000	483,136
02/01/20	6.250%	265,000	277,587
CenterPoint Energy Houston Electric LLC
03/01/14	7.000%	700,000	793,823
DTE Energy Co.
Senior Unsecured
05/15/14	7.625%	1,430,000	1,642,855
Detroit Edison Co. (The)
Senior Secured
10/01/13	6.400%	780,000	871,909
Dominion Resources, Inc.
Senior Unsecured
08/15/19	5.200%	160,000	170,548
08/01/33	5.250%	640,000	691,706
Duke Energy Corp.
Senior Unsecured
02/01/14	6.300%	830,000	925,227
Edison Mission Energy
Senior Unsecured
05/15/17	7.000%	60,000	48,150

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

Indiana Michigan Power Co.
Senior Unsecured
03/15/37	6.050%	$485,000	$503,268
KCP&L Greater Missouri Operations Co.
Senior Unsecured
07/01/12	11.875%	205,000	228,674
Majapahit Holding BV(b)(d)
10/17/16	7.750%	100,000	112,500
Midwest Generation LLC
Pass-Through Certificates
01/02/16	8.560%	307,244	313,389
NRG Energy, Inc.
01/15/17	7.375%	132,000	137,610
Nevada Power Co.
01/15/15	5.875%	405,000	450,545
05/15/18	6.500%	430,000	491,823
08/01/18	6.500%	605,000	692,641
Ohio Edison Co.
Senior Unsecured
05/01/15	5.450%	170,000	183,272
PPL Electric Utilities Corp.
1st Mortgage
11/30/13	7.125%	970,000	1,105,064
PacifiCorp
1st Mortgage
09/15/13	5.450%	1,475,000	1,612,262
Progress Energy, Inc.
Senior Unsecured
03/15/14	6.050%	480,000	530,796
12/01/19	4.875%	385,000	399,597
Sierra Pacific Power Co.
05/15/16	6.000%	515,000	580,378
Tampa Electric Co.
Senior Unsecured
05/15/18	6.100%	720,000	815,886
Toledo Edison Co. (The)
Senior Secured
05/15/37	6.150%	10,000	10,265
TransAlta Corp.
Senior Unsecured(b)
01/15/15	4.750%	605,000	640,399

Total			15,593,686

Entertainment (0.1%)

Regal Cinemas Corp.
07/15/19	8.625%	39,000	41,876
Speedway Motorsports, Inc.
06/01/16	8.750%	245,000	268,275
Speedway Motorsports, Inc.(d)
Senior Notes
02/01/19	6.750%	10,000	10,075

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Entertainment (continued)

United Artists Theatre Circuit, Inc.
1995-A Pass-Through Trust(f)(g)
07/01/15	9.300%	$748,021	$748,994

Total			1,069,220

Environmental (—%)

Clean Harbors, Inc.
Senior Secured(d)
08/15/16	7.625%	20,000	21,225

Food and Beverage (0.8%)

Anheuser-Busch InBev Worldwide, Inc.(b)
11/15/14	5.375%	1,825,000	2,011,104
Bacardi Ltd.(b)(d)
04/01/14	7.450%	150,000	172,607
Dean Foods Co.
06/01/16	7.000%	1,000	954
Dean Foods Co.(d)
Senior Notes
12/15/18	9.750%	47,000	48,234
Kraft Foods, Inc.
Senior Unsecured
08/11/17	6.500%	1,165,000	1,327,834
02/01/18	6.125%	830,000	927,824
08/23/18	6.125%	405,000	452,921
SABMiller PLC(b)(d)
Senior Unsecured
01/15/14	5.700%	2,195,000	2,408,453
07/15/18	6.500%	490,000	566,846

Total			7,916,777

Gaming (—%)

MGM Resorts International
Senior Secured
03/15/20	9.000%	210,000	231,000
Seneca Gaming Corp.(d)
12/01/18	8.250%	72,000	74,160

Total			305,160

Gas Distributors (—%)

Energy Transfer Equity LP
10/15/20	7.500%	76,000	82,840

Gas Pipelines (1.3%)

Colorado Interstate Gas Co.
Senior Unsecured
11/15/15	6.800%	3,859,000	4,435,558
Copano Energy LLC/Finance Corp.(e)
04/01/21	7.125%	25,000	25,312

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (continued)

El Paso Corp.
01/15/32	7.750%	$55,000	$61,632
El Paso Corp.(d)
Senior Unsecured
09/15/20	6.500%	195,000	210,112
Nisource Finance Corp.
03/01/13	6.150%	1,800,000	1,951,312
09/15/17	5.250%	1,740,000	1,852,910
09/15/20	5.450%	200,000	207,548
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%	135,000	159,144
04/15/17	5.950%	950,000	1,072,976
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	110,000	125,125
12/01/18	6.875%	52,000	55,250
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	455,000	461,825
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
08/15/11	7.000%	535,000	547,434
04/15/16	6.400%	1,052,000	1,208,186

Total			12,374,324

Health Care (—%)

American Renal Holdings Co., Inc.
Senior Unsecured PIK(d)
03/01/16	9.750%	10,000	9,825
Fresenius Medical Care U.S. Finance, Inc.(d)
02/15/21	5.750%	43,000	41,603
HCA, Inc.
Senior Secured
09/15/20	7.250%	243,000	260,010
Healthsouth Corp.
09/15/22	7.750%	5,000	5,200
STHI Holding Corp.
Secured(d)
03/15/18	8.000%	18,000	18,630

Total			335,268

Home Construction (—%)

K Hovnanian Enterprises, Inc.
Senior Secured
10/15/16	10.625%	39,000	41,438

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (0.7%)

Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	$1,635,000	$1,777,874
Berry Petroleum Co.
Senior Unsecured
11/01/20	6.750%	30,000	30,900
Chesapeake Energy Corp.
08/15/20	6.625%	120,000	127,500
02/15/21	6.125%	240,000	247,800
Comstock Resources, Inc.
04/01/19	7.750%	19,000	19,333
Concho Resources, Inc.
Senior Notes
01/15/21	7.000%	145,000	152,612
Continental Resources, Inc.
04/01/21	7.125%	42,000	44,625
Denbury Resources, Inc.
03/01/16	9.750%	220,000	248,050
EXCO Resources, Inc.
09/15/18	7.500%	86,000	87,398
Encana Corp.
Senior Unsecured(b)
11/01/11	6.300%	2,290,000	2,363,578
MEG Energy Corp.(b)(d)
03/15/21	6.500%	50,000	50,813
Petrohawk Energy Corp.
08/01/14	10.500%	150,000	171,750
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	110,000	115,500
Range Resources Corp.
05/15/19	8.000%	405,000	446,512
Woodside Finance Ltd.(b)(d)
11/10/14	4.500%	825,000	872,055

Total			6,756,300

Integrated Energy (—%)

Petro-Canada
Senior Unsecured(b)
07/15/13	4.000%	120,000	125,822
TNK-BP Finance SA(b)(d)
03/13/18	7.875%	200,000	228,627

Total			354,449

Media Cable (0.2%)

CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	140,000	143,500
CSC Holdings LLC
Senior Unsecured
02/15/18	7.875%	60,000	66,600

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Media Cable (continued)

Cablevision Systems Corp.
Senior Unsecured
09/15/17	8.625%	$71,000	$78,988
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	770,000	758,833
DISH DBS Corp.
02/01/16	7.125%	295,000	314,913
09/01/19	7.875%	120,000	129,900
Time Warner Cable, Inc.
11/15/40	5.875%	210,000	197,326

Total			1,690,060

Media Non-Cable (0.4%)

Entravision Communications Corp.
Senior Secured
08/01/17	8.750%	80,000	85,200
Intelsat Jackson Holdings SA(b)(d)
10/15/20	7.250%	167,000	167,209
Lamar Media Corp.
04/01/14	9.750%	95,000	109,725
RR Donnelley & Sons Co.
Senior Unsecured
04/01/14	4.950%	235,000	243,697
01/15/17	6.125%	975,000	1,013,485
Reed Elsevier Capital, Inc.
08/01/11	6.750%	543,000	553,207
TCM Sub LLC(d)
01/15/15	3.550%	1,185,000	1,212,950
XM Satellite Radio, Inc.(d)
11/01/18	7.625%	141,000	148,755

Total			3,534,228

Metals (0.1%)

ArcelorMittal
Senior Unsecured
03/01/21	5.500%	85,000	83,760
ArcelorMittal(b)
Senior Unsecured
03/01/41	6.750%	60,000	58,802
Arch Coal, Inc.
10/01/20	7.250%	10,000	10,713
Arch Western Finance LLC
07/01/13	6.750%	139,000	140,390
Consol Energy, Inc.
04/01/20	8.250%	138,000	153,007
FMG Resources August 2006 Proprietary Ltd.(b)(d)
11/01/15	7.000%	160,000	165,046
02/01/16	6.375%	75,000	75,562
02/01/18	6.875%	25,000	26,063

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Metals (continued)

JMC Steel Group
Senior Notes(d)
03/15/18	8.250%	$22,000	$22,495
Novelis, Inc.(b)(d)
12/15/17	8.375%	39,000	42,218
12/15/20	8.750%	78,000	85,800
Peabody Energy Corp.
09/15/20	6.500%	155,000	166,237
Rain CII Carbon LLC/Corp.
Senior Secured(d)
12/01/18	8.000%	90,000	96,075
United States Steel Corp.
Senior Unsecured
02/01/18	7.000%	49,000	50,899
04/01/20	7.375%	73,000	76,467

Total			1,253,534

Non-Captive Consumer (—%)

SLM Corp.
Senior Notes
01/25/16	6.250%	43,000	44,828

Non-Captive Diversified (0.4%)

Ally Financial, Inc.
03/15/20	8.000%	317,000	345,134
CIT Group, Inc.
Secured
05/01/16	7.000%	140,000	140,175
CIT Group, Inc.(d)
Secured
04/01/18	6.625%	34,000	34,510
General Electric Capital Corp.
Senior Unsecured
09/16/20	4.375%	3,045,000	2,959,131
International Lease Finance Corp.
Senior Unsecured
12/15/20	8.250%	145,000	158,956

Total			3,637,906

Oil Field Services (—%)

Gazprom OAO Via Gaz Capital SA
Senior Unsecured(b)(d)
11/22/16	6.212%	350,000	379,750
Key Energy Services, Inc.
03/01/21	6.750%	36,000	36,630

Total			416,380

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Other Industry (—%)

Interline Brands, Inc.
11/15/18	7.000%	$42,000	$43,050
Valmont Industries, Inc.
04/20/20	6.625%	205,000	211,646

Total			254,696

Packaging (0.1%)

Ardagh Packaging Finance PLC
Senior Secured(b)(d)
10/15/17	7.375%	68,000	72,760
Ball Corp.
09/01/19	7.375%	56,000	60,620
09/15/20	6.750%	59,000	61,802
Crown Americas LLC/Capital Corp. III
Senior Notes(d)
02/01/21	6.250%	142,000	144,840
Greif, Inc.
Senior Unsecured
02/01/17	6.750%	85,000	89,675
Reynolds Group Issuer, Inc./LLC(d)
Senior Secured
04/15/19	7.125%	82,000	84,050
02/15/21	6.875%	30,000	30,150

Total			543,897

Paper (—%)
Cascades, Inc.(b)
12/15/17	7.750%	133,000	140,481
Graphic Packaging International, Inc.
06/15/17	9.500%	95,000	105,450
10/01/18	7.875%	21,000	22,470

Total			268,401

Pharmaceuticals (0.1%)

Grifols, Inc.
Secured(d)
02/01/18	8.250%	96,000	98,400
Mylan, Inc.(d)
11/15/18	6.000%	85,000	85,000
Valeant Pharmaceuticals International(b)(d)
10/01/20	7.000%	231,000	224,070
Warner Chilcott Co./Finance LLC(d)
09/15/18	7.750%	49,000	51,327

Total			458,797

Railroads (0.1%)

CSX Corp.
Senior Unsecured
03/15/12	6.300%	760,000	798,986

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Refining (—%)

United Refining Co.
Senior Secured(d)
02/28/18	10.500%	$44,000	$44,000

Retailers (0.1%)

CVS Caremark Corp.
Senior Unsecured
06/01/17	5.750%	450,000	495,670
Ltd Brands, Inc.
04/01/21	6.625%	35,000	35,787
Needle Merger Sub Corp.
Senior Unsecured(d)
03/15/19	8.125%	53,000	53,530
QVC, Inc.
Senior Secured(d)
10/15/20	7.375%	207,000	215,539
Toys R Us - Delaware, Inc.
Senior Secured(d)
09/01/16	7.375%	81,000	85,657

Total			886,183

Technology (0.1%)

Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%	161,000	166,635
Avaya, Inc.
11/01/15	9.750%	27,000	27,439
Avaya, Inc.(d)
Senior Secured
04/01/19	7.000%	90,000	87,750
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	228,000	241,395
01/15/20	6.875%	43,000	46,440
CDW Escrow Corp.
Senior Notes(d)(e)
04/01/19	8.500%	45,000	45,056
Cardtronics, Inc.
09/01/18	8.250%	140,000	152,075
CommScope, Inc.(d)
01/15/19	8.250%	32,000	33,440
First Data Corp.
Senior Secured(d)(e)
06/15/19	7.375%	59,000	60,254

Total			860,484

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Transportation Services (0.1%)

ERAC USA Finance LLC(d)
10/15/37	7.000%	$470,000	$512,078
Hertz Corp. (The)(d)
10/15/18	7.500%	81,000	83,835
01/15/21	7.375%	40,000	40,900

Total			636,813

Wireless (0.3%)

CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured(d)
05/01/17	7.750%	489,000	533,010
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	191,000	202,937
MetroPCS Wireless, Inc.
09/01/18	7.875%	40,000	42,800
11/15/20	6.625%	43,000	42,946
NII Capital Corp.
04/01/21	7.625%	50,000	51,125
Nextel Communications, Inc.
08/01/15	7.375%	120,000	120,450
SBA Telecommunications, Inc.
08/15/16	8.000%	150,000	163,313
08/15/19	8.250%	133,000	146,965
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	166,000	184,883
United States Cellular Corp.
Senior Unsecured
12/15/33	6.700%	1,405,000	1,346,775

Total			2,835,204

Wirelines (1.2%)

AT&T, Inc.
Senior Unsecured
02/15/39	6.550%	1,725,000	1,797,861
Embarq Corp.
Senior Unsecured
06/01/36	7.995%	915,000	1,031,572
Frontier Communications Corp.
Senior Unsecured
04/15/15	7.875%	39,000	42,023
04/15/17	8.250%	28,000	30,240
04/15/20	8.500%	45,000	48,769
Level 3 Financing, Inc.(d)
04/01/19	9.375%	10,000	9,675
Qwest Communications International, Inc.
04/01/18	7.125%	155,000	167,206

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)

TELUS Corp.
Senior Unsecured(b)
06/01/11	8.000%	$1,603,500	$1,622,635
Telecom Italia Capital SA(b)
07/18/36	7.200%	340,000	341,209
Telefonica Emisiones SAU(b)
01/15/15	4.949%	1,290,000	1,361,106
Tw telecom holdings, inc.
03/01/18	8.000%	87,000	93,851
Verizon New York, Inc.
Senior Unsecured
04/01/12	6.875%	2,585,000	2,736,584
04/01/32	7.375%	1,795,000	2,013,893
Verizon Pennsylvania, Inc.
Senior Unsecured
11/15/11	5.650%	475,000	489,891
Windstream Corp.
11/01/17	7.875%	76,000	81,510

Total			11,868,025

Total Corporate Bonds & Notes
(Cost: $85,700,792)			$89,779,318

Residential Mortgage-Backed Securities - Agency (12.0%)

Federal Home Loan Mortgage Corp.(e)(h)
04/01/26	3.500%	$2,300,000	$2,306,829
04/01/41	4.000%	3,000,000	2,945,625
04/01/41	6.000%	7,500,000	8,146,875
Federal Home Loan Mortgage Corp.(h)
07/01/15	7.500%	21,548	21,887
02/01/17-07/01/32	6.500%	1,854,985	2,104,787
05/01/18-12/01/30	5.500%	2,041,972	2,201,280
08/01/18-01/01/34	5.000%	3,325,736	3,548,032
11/01/22-08/01/24	8.000%	46,588	54,676
12/01/23-04/01/32	6.000%	1,631,963	1,801,616
04/01/32	7.000%	270,587	311,681
CMO IO Series 2795 Class IY
07/15/17	5.000%	124,854	909
CMO IO Series 3775 Class GI
09/15/34	6.380%	1,491,429	194,303
CMO IO Series 3800 Class HI
01/15/40	1.000%	1,046,038	201,818
Federal Home Loan Mortgage Corp.(h)(i)
CMO IO Series 2817 Class SA
06/15/32	6.745%	468,904	34,816
CMO IO Series 2936 Class AS
02/15/35	5.845%	478,607	56,746

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO IO Series 2950 Class SM
03/15/35	6.445%	$633,001	$74,498
Federal National Mortgage Association(e)(h)
04/01/26-04/01/41	4.500%	15,510,000	15,949,050
04/01/26-04/01/41	5.500%	5,725,000	6,132,090
04/01/41	4.000%	5,895,000	5,797,367
04/01/41	6.000%	20,935,000	22,768,448
04/01/41	6.500%	3,500,000	3,923,281
Federal National Mortgage Association(h)
11/01/16-12/01/28	6.000%	732,009	807,022
06/01/17-09/01/32	6.500%	828,030	931,944
04/01/18-10/01/40	4.500%	3,281,306	3,357,783
11/01/18-12/01/32	7.000%	2,182,332	2,512,865
04/01/23-05/01/25	8.500%	149,858	172,036
07/01/23-08/01/40	5.000%	9,177,965	9,663,937
08/01/23-03/01/38	5.500%	7,001,579	7,540,372
06/01/24	9.000%	40,188	47,282
08/01/25-05/01/32	7.500%	189,253	219,174
CMO IO Series 2003-63 Class IP
07/25/33	6.000%	1,782,727	327,133
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	774,506	87,514
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	212,521	12,915
CMO IO Series 2007-30 Class MI
04/25/37	6.000%	2,209,583	411,900
Federal National Mortgage Association(h)(i)
08/01/34	5.470%	391,920	414,695
Federal National Mortgage Association(h)(j)
08/01/17	6.500%	170,476	187,364
12/01/32	7.000%	260,326	299,839
03/01/33	5.500%	399,712	430,418
Government National Mortgage Association(e)(h)
04/01/41	4.000%	3,000,000	3,000,000
04/01/41	4.500%	4,750,000	4,899,178
Government National Mortgage Association(h)
09/15/33	5.000%	1,050,171	1,121,222
10/15/33	5.500%	966,338	1,053,410
Government National Mortgage Association(h)(i)
CMO IO Series 2009-106 Class CM
01/16/34	6.347%	1,438,218	185,613
CMO IO Series 2010-14 Class AV
02/16/40	6.047%	648,335	96,047

Total Residential Mortgage-Backed Securities - Agency
(Cost: $114,316,974)			$116,356,277

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (0.8%)

BCAP LLC Trust
CMO Series 2006-RR1 Class PB(h)
11/25/36	5.000%	$1,605,661	$1,626,772
ChaseFlex Trust
CMO Series 2005-2 Class 2A2(h)
06/25/35	6.500%	1,561,747	1,471,741
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2010-6 Class 1A1(d)(h)
05/25/35	4.750%	1,439,981	1,466,549
Countrywide Alternative Loan Trust
CMO Series 2003-11T1 Class A1(h)
07/25/18	4.750%	390,737	402,087
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2005-R2 Class 2A1(d)(h)
06/25/35	7.000%	944,217	951,626
GSR Mortgage Loan Trust
CMO Series 2004-6F Class 2A4(h)
05/25/34	5.500%	727,468	735,085
Morgan Stanley Reremic Trust
CMO Series 2010-R9 Class 3B(d)(g)(h)
11/26/36	5.000%	850,000	850,000

Total Residential Mortgage-Backed Securities - Non-Agency
(Cost: $7,650,139)			$7,503,860

Commercial Mortgage-Backed Securities (3.5%)

Americold LLC Trust
Series 2010-ARTA Class A1(d)(h)
01/14/29	3.847%	$641,592	$641,529
Banc of America Commercial Mortgage, Inc.(h)
Series 2005-3 Class A3A
07/10/43	4.621%	675,000	687,332
Series 2005-3 Class A4
07/10/43	4.668%	625,000	656,254
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18 Class A1(h)
06/13/50	5.038%	81,068	82,012
CDC Commercial Mortgage Trust
Series 2002-FX1 Class A2(h)
11/15/30	5.676%	1,318,724	1,334,657
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4 Class A4(h)
12/11/49	5.322%	1,075,000	1,108,674
Credit Suisse First Boston Mortgage Securities Corp.(h)
Series 2004-C2 Class A1
05/15/36	3.819%	139,486	140,952
Credit Suisse First Boston Mortgage Securities Corp.(h)(i)
Series 2004-C1 Class A4
01/15/37	4.750%	705,000	741,055

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities (continued)

DBUBS Mortgage Trust
Series 2011-LC1A Class A3(d)(h)
11/10/46	5.002%	$225,000	$233,292
Federal National Mortgage Association
CMO Series 2002-M2 Class C(h)
08/25/12	4.717%	185,827	192,700
GE Capital Commercial Mortgage Corp.
Series 2001-3 Class A2(h)
06/10/38	6.070%	576,045	585,676
GS Mortgage Securities Corp. II(h)
Series 2004-GG2 Class A3
08/10/38	4.602%	89,045	89,263
GS Mortgage Securities Corp. II(h)(i)
Series 2007-GG10 Class F
08/10/45	5.808%	1,050,000	87,158
General Electric Capital Assurance Co.(d)(h)(i)
Series 2003-1 Class A4
05/12/35	5.254%	849,917	904,840
Series 2003-1 Class A5
05/12/35	5.743%	400,000	436,173
Greenwich Capital Commercial Funding Corp.(h)
Series 2003-C1 Class A3
07/05/35	3.858%	446,373	454,533
Series 2004-GG1 Class A5
06/10/36	4.883%	169,219	170,487
Series 2007-GG9 Class A4
03/10/39	5.444%	4,250,000	4,498,469
JP Morgan Chase Commercial Mortgage Securities Corp.(d)(h)
Series 2009-IWST Class A2
12/05/27	5.633%	500,000	539,437
Series 2010-C1 Class A1
06/15/43	3.853%	491,930	503,670
Series 2010-C2 Class A3
11/15/43	4.070%	300,000	288,407
Series 2010-CNTR Class A2
08/05/32	4.311%	700,000	673,378
Series 2011-C3 Class A4
02/15/46	4.717%	650,000	654,670
JP Morgan Chase Commercial Mortgage Securities Corp.(h)
Series 2003-LN1 Class A1
10/15/37	4.134%	487,311	500,990
Series 2003-ML1A Class A1
03/12/39	3.972%	274,503	279,508
Series 2004-CBX Class A3
01/12/37	4.184%	382,880	382,693
Series 2005-LDP2 Class A3
07/15/42	4.697%	333,481	340,590
JP Morgan Chase Commercial Mortgage Securities Corp.(h)(i)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	710,476	738,834
Series 2005-LDP4 Class AM
10/15/42	4.999%	400,000	411,964
Series 2005-LDP5 Class A4
12/15/44	5.202%	950,000	1,017,091
Series 2006-LDP6 Class ASB
04/15/43	5.490%	265,201	278,769

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities (continued)

LB-UBS Commercial Mortgage Trust(h)
Series 2004-C2 Class A3
03/15/29	3.973%	$616,615	$631,790
LB-UBS Commercial Mortgage Trust(h)(i)
Series 2006-C4 Class AAB
06/15/32	5.851%	1,075,000	1,144,831
Series 2007-C7 Class A3
09/15/45	5.866%	850,000	911,675
Merrill Lynch Mortgage Trust
Series 2008-C1 Class A1(h)
02/12/51	4.706%	173,433	175,817
Morgan Stanley Capital I(d)(h)(i)
Series 2011-C1 Class A4
09/15/47	5.033%	450,000	466,432
Morgan Stanley Capital I(h)
Series 2004-HQ4 Class A5
04/14/40	4.590%	20,648	20,631
Morgan Stanley Capital I(h)(i)
Series 2006-T23 Class AAB
08/12/41	5.793%	850,000	911,196
Morgan Stanley Reremic Trust(d)(h)(i)
Series 2009-GG10 Class A4A
08/12/45	5.808%	1,325,000	1,431,429
Series 2010-GG10 Class A4A
08/15/45	5.808%	4,775,000	5,158,547
Wachovia Bank Commercial Mortgage Trust(h)
Series 2006-C24 Class APB
03/15/45	5.576%	647,561	679,045
Series 2006-C27 Class APB
07/15/45	5.727%	900,000	938,864
Wachovia Bank Commercial Mortgage Trust(h)(i)
Series 2005- C22 Class AM
12/15/44	5.320%	300,000	315,448
Series 2005-C20 Class A5
07/15/42	5.087%	1,250,000	1,266,717

Total Commercial Mortgage-Backed Securities
(Cost: $33,675,961)			$33,707,479

Asset-Backed Securities (1.7%)

Access Group, Inc.
Series 2005-1 Class A1(i)
06/22/18	0.389%	$426,886	$426,454
AmeriCredit Automobile Receivables Trust
Series 2010-1 Class A3
03/17/14	1.660%	550,000	552,723
Avis Budget Rental Car Funding AESOP LLC
Series 2010-2A Class A(d)
08/20/14	3.630%	400,000	411,550
Chrysler Financial Lease Trust
Series 2010-A Class C(d)
09/16/13	4.490%	1,350,000	1,351,466
CitiFinancial Auto Issuance Trust
Series 2009-1 Class A2(d)
11/15/12	1.830%	1,282,747	1,285,587

	Coupon	Principal
Issuer	Rate	Amount	Value

Asset-Backed Securities (continued)

Citibank Credit Card Issuance Trust
Series 2008-C6 Class C6
06/20/14	6.300%	$800,000	$845,261
Crown Castle Towers LLC
Senior Secured(d)
01/15/15	4.523%	1,000,000	1,033,750
DT Auto Owner Trust(d)
Series 2009-1 Class A1
10/15/15	2.980%	874,004	878,193
Series 2010-1A Class A2
12/17/12	0.990%	1,030,000	1,030,256
Deutsche Mortgage Securities, Inc.
CMO Series 2009-RS2 Class 4A1(d)(i)
04/26/37	0.392%	541,338	533,401
Ford Credit Floorplan Master Owner Trust
Series 2006-4 Class A(i)
06/15/13	0.505%	500,000	499,312
GTP Towers Issuer LLC(d)
02/15/15	4.436%	300,000	317,076
Hertz Vehicle Financing LLC(d)
Series 2009-2A Class A1
03/25/14	4.260%	900,000	944,587
Series 2010-1A Class A1
02/25/15	2.600%	500,000	506,455
Morgan Stanley Resecuritization Trust
Series 2010-F Class A(d)(i)
06/17/13	0.504%	700,000	699,230
National Collegiate Student Loan Trust
CMO IO Series 2006-2 Class AIO
08/25/11	6.000%	2,292,483	34,605
CMO IO Series 2006-3 Class AIO
01/25/12	7.100%	3,400,000	130,566
Renaissance Home Equity Loan Trust
Series 2005-4 Class A3(i)
02/25/36	5.565%	528,191	527,216
SBA Tower Trust(d)
04/15/40	4.254%	1,000,000	1,049,284
SLM Student Loan Trust
Series 2006-C Class A2(i)
09/15/20	0.360%	531,761	525,582
Santander Drive Auto Receivables Trust
Series 2010-2 Class A2
08/15/13	0.950%	1,097,589	1,098,334
Sierra Receivables Funding Co. LLC(d)
Series 2010-1A Class A1
07/20/26	4.480%	145,709	148,149
Series 2010-2A Class A
11/20/25	3.840%	296,864	295,758
Series 2010-3A Class A
11/20/25	3.510%	284,527	282,102

	Coupon	Principal
Issuer	Rate	Amount	Value

Asset-Backed Securities (continued)

Sierra Receivables Funding Co. LLC(d)(i)
Series 2007-2A Class A2 (NPFGC)
09/20/19	1.254%	$579,684	$566,540
Triad Auto Receivables Owner Trust
Series 2006-C Class A4 (AMBAC)
05/13/13	5.310%	848,959	853,337

Total Asset-Backed Securities
(Cost: $16,584,779)			$16,826,774

Inflation-Indexed Bonds (0.3%)

U.S. Treasury Inflation-Indexed Bond
07/15/15	1.875%	$665,628	$732,411
07/15/17	2.625%	1,062,400	1,220,367
01/15/29	2.500%	794,817	900,456

Total Inflation-Indexed Bonds
(Cost: $2,736,335)			$2,853,234

U.S. Treasury Obligations (5.7%)

U.S. Treasury
08/31/12	0.375%	$180,000	$179,698
11/15/12	1.375%	3,595,000	3,639,096
01/15/13	1.375%	810,000	819,587
02/15/13	1.375%	475,000	480,566
03/15/13	1.375%	895,000	905,382
02/15/14	1.250%	155,000	155,073
02/15/14	4.000%	1,780,000	1,923,374
02/29/16	2.125%	12,895,000	12,854,703
08/31/16	3.000%	378,000	389,754
07/31/17	2.375%	2,600,000	2,548,000
08/15/20	2.625%	3,000,000	2,814,375
02/15/21	3.625%	8,193,000	8,309,496
05/15/40	4.375%	4,000,000	3,910,640
08/15/40	3.875%	8,166,000	7,307,296
11/15/40	4.250%	5,811,000	5,557,675
U.S. Treasury(e)
03/31/16	2.250%	3,075,000	3,078,598

Total U.S. Treasury Obligations
(Cost: $55,691,453)			$54,873,313

U.S. Government & Agency Obligations (0.6%)

Federal Home Loan Banks
12/28/11	1.000%	$1,000,000	$1,005,451
Federal Home Loan Mortgage Corp.
04/18/16	5.250%	4,000,000	4,527,028
Federal National Mortgage Association
10/26/15	1.625%	430,000	418,409
04/01/22	8.000%	46,012	53,582

Total U.S. Government & Agency Obligations
(Cost: $5,700,889)			$6,004,470

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(k) (0.9%)

ARGENTINA (0.1%)

Argentina Bonos
Senior Unsecured(b)
09/12/13	7.000%		$585,000	$595,610
Argentina Government International Bond
Senior Unsecured(b)
12/15/35	0.000%		631,000	101,907

Total				697,517

BRAZIL (0.1%)

Brazil Notas do Tesouro Nacional(b)
01/01/13	10.000%	BRL	150,000	903,173

COLOMBIA (—%)

Colombia Government International Bond
Senior Unsecured(b)
01/27/17	7.375%		305,000	359,138

EL SALVADOR (—%)

El Salvador Government International Bond
Senior Unsecured(b)(d)
06/15/35	7.650%		119,000	118,584

INDONESIA (0.1%)

Indonesia Government International Bond(b)(d)
Senior Unsecured
01/17/18	6.875%		288,000	324,720
10/12/35	8.500%		235,000	302,562
Indonesia Treasury Bond
Senior Unsecured(b)
07/15/22	10.250%	IDR	3,307,000,000	431,144

Total				1,058,426

MEXICO (0.3%)

Mexican Bonos(b)
12/17/15	8.000%	MXN	2,305,000	2,021,498
Pemex Project Funding Master Trust(b)
03/01/18	5.750%		245,000	259,210
06/15/35	6.625%		384,000	385,195

Total				2,665,903

PHILIPPINES (0.1%)

Philippine Government International Bond
Senior Unsecured(b)
01/14/31	7.750%		329,000	396,856

RUSSIAN FEDERATION (—%)
Russian Foreign Bond — Eurobond(b)(d)(i)
03/31/30	7.500%		279,240	326,292

	Coupon	Principal
Issuer	Rate	Amount	Value

Foreign Government Obligations(k) (continued)

TURKEY (0.1%)

Turkey Government International Bond(b)
Senior Unsecured
09/26/16	7.000%	$100,000	$113,250
04/03/18	6.750%	309,000	344,226
03/17/36	6.875%	527,000	557,829

Total			1,015,305

URUGUAY (—%)

Uruguay Government International Bond(b)
05/17/17	9.250%	146,000	186,880
Senior Unsecured
03/21/36	7.625%	143,000	170,885

Total			357,765

VENEZUELA (0.1%)

Petroleos de Venezuela SA(b)
04/12/17	5.250%	663,000	400,452
Venezuela Government International Bond(b)
Senior Unsecured
10/08/14	8.500%	154,000	140,448
Venezuela Government International Bond(b)(d)
Senior Unsecured
02/26/16	5.750%	154,000	113,960

Total			654,860

Total Foreign Government Obligations
(Cost: $7,947,344)			$8,553,819

	Shares	Value

Money Market Fund (3.9%)
Columbia Short-Term Cash Fund, 0.229%(l)(m)	38,153,650	$38,153,650

Total Money Market Fund
(Cost: $38,153,650)		$38,153,650

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (7.3%)

Asset-Backed Commercial Paper (0.3%)

Royal Park Investments Funding Corp.
06/17/11	0.601%	$2,995,400	$2,995,400

Certificates of Deposit (4.0%)

Clydesdale Bank PLC
04/21/11	0.400%	5,000,000	5,000,000
Credit Industrial et Commercial
05/23/11	0.400%	3,000,000	3,000,000
DZ Bank AG
04/08/11	0.400%	2,000,000	2,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

05/09/11	0.350%	$2,000,000	$2,000,000
Development Bank of Singapore Ltd.
04/26/11	0.400%	3,000,000	3,000,000
05/09/11	0.400%	1,000,000	1,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04/04/11	0.380%	3,000,000	3,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	3,000,000	3,000,000
KBC Bank NV
04/29/11	0.450%	3,000,000	3,000,000
Landesbank Hessen Thuringen
04/11/11	0.300%	3,000,000	3,000,000
Mitsubishi UFJ Trust and Banking Corp.
04/05/11	0.350%	3,000,000	3,000,000
Norinchukin Bank
04/06/11	0.350%	4,000,000	4,000,000
Societe Generale
07/01/11	0.364%	3,000,000	3,000,000

Total			38,000,000

Commercial Paper (0.5%)

Macquarie Bank Ltd.
06/30/11	0.400%	1,997,956	1,997,956
PB Capital Corp.
05/16/11	0.591%	2,995,329	2,995,329

Total			4,993,285

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Other Short-Term Obligations (0.2%)

Natixis Financial Products LLC
04/01/11	0.470%	$2,000,000	$2,000,000

Repurchase Agreements (2.3%)

Barclays Capital, Inc.(n)
dated 10/13/10, matures 04/15/11, repurchase price $4,000,450
	0.270%	4,000,000	4,000,000
dated 11/04/10, matures 04/15/11, repurchase price $5,000,563
	0.270%	5,000,000	5,000,000
Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11, repurchase price $5,000,032(n)
	0.230%	5,000,000	5,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $8,152,740(n)
	0.160%	8,152,704	8,152,704

Total			22,152,704

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $70,141,389)			$70,141,389

Total Investments (Cost: $921,737,853)			$1,101,868,666(o)
Other Assets & Liabilities, Net			(135,114,777)

Net Assets			$966,753,889

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at March 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

U.S. Treasury Long Bond, 20-year	37	$4,446,938	June 2011	$12,952	$—
U.S. Treasury Note, 2-year	(92)	(20,067,500)	July 2011	—	(10,201)
U.S. Treasury Note, 5-year	(109)	(12,730,008)	July 2011	28,868	—
U.S. Treasury Note, 10-year	10	1,190,313	June 2011	—	(3,390)
U.S. Treasury Ultra Bond, 30-year	(49)	(6,054,563)	June 2011	—	(100,230)

Total				$41,820	$(113,821)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 11.72% of net assets.

(c)	At March 31, 2011, security was partially or fully on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $45,502,615 or 4.71% of net assets.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2011 was $748,994, representing 0.08% of net assets. Information concerning such security holdings at March 31, 2011 was as follows:

	Acquisition
Security Description	Dates	Cost

United Artist Theater Circuit, Inc. 1995-A Pass-Through Trust
9.300% 2015	12/08/95 thru 08/12/96	$733,727

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2011, the value of these securities amounted to $1,598,994, which represents 0.17% of net assets.

(h)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2011.

(j)	At March 31, 2011, investments in securities included securities valued at $477,680 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(l)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(m)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$15,311,808	$69,487,539	$(46,645,697)	$—	$38,153,650	$9,468	$38,153,650

(n)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$265,038
Arabella Ltd	376,795
BP Capital Markets PLC	136,587
BPCE	533,313
Dexia Delaware LLC	610,350
Electricite De France	479,775
European Investment Bank	380,640
Nationwide Building	260,819
Skandin Ens Banken AG	463,731
Societe Generale	692,952

Total Market Value of Collateral Securities	$4,200,000

Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$331,297
Arabella Ltd	470,994
BP Capital Markets PLC	170,734
BPCE	666,641
Dexia Delaware LLC	762,938
Electricite De France	599,720
European Investment Bank	475,799
Nationwide Building	326,024
Skandin Ens Banken AG	579,663
Societe Generale	866,190

Total Market Value of Collateral Securities	$5,250,000

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$694
Fannie Mae Interest Strip	270,238
Fannie Mae Pool	2,380,178
Fannie Mae Principal Strip	25,470
Fannie Mae REMICS	79,257
Federal Farm Credit Bank	45,461
Federal Home Loan Banks	67,453
Federal Home Loan Mortgage Corp	39,517
Federal National Mortgage Association	30,910
FHLMC Structured Pass Through Securities	13,841
Freddie Mac Coupon Strips	300
Freddie Mac Gold Pool	337,315
Freddie Mac Non Gold Pool	1,022,033
Freddie Mac REMICS	101,247
Freddie Mac Strips	26,329
Ginnie Mae I Pool	71,532
Ginnie Mae II Pool	217,591
Government National Mortgage Association	84,496
LMA SA & LMA Americas	239
Metlife Short Term Funding	329
Sanofi-Aventis	1,021
Silver Tower US Fund	228
Suncorp-Metway Ltd	701
United States Treasury Inflation Indexed Bonds	15,023
United States Treasury Strip Coupon	244,780
United States Treasury Strip Principal	23,818

Total Market Value of Collateral Securities	$5,100,001

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$8,315,758

Total Market Value of Collateral Securities	$8,315,758

(o)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt

AMBAC	Ambac Assurance Corporation

CMO	Collateralized Mortgage Obligation

IO	Interest Only

NPFGC	National Public Finance Guarantee Corporation

PIK	Payment-in-Kind
Currency Legend

BRL	Brazilian Real

IDR	Indonesian Rupiah

MXN	Mexican Peso
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$54,797,180	$—	$—	$54,797,180
Consumer Staples	36,670,090	—	—	36,670,090
Energy	113,379,406	—	—	113,379,406
Financials	120,653,049	—	—	120,653,049
Health Care	68,447,910	—	—	68,447,910
Industrials	116,004,414	—	—	116,004,414
Information Technology	75,996,627	—	—	75,996,627
Materials	37,200,779	2,563,314	—	39,764,093
Telecommunication Services	25,203,586	—	—	25,203,586
Utilities	6,198,728	—	—	6,198,728

Total Equity Securities	654,551,769	2,563,314	—	657,115,083

Bonds
Corporate Bonds & Notes
Entertainment	—	320,226	748,994	1,069,220
All Other Industries	—	88,710,098	—	88,710,098
Residential Mortgage-Backed Securities - Agency	—	116,356,277	—	116,356,277
Residential Mortgage-Backed Securities - Non-Agency	—	6,653,860	850,000	7,503,860
Commercial Mortgage-Backed Securities	—	33,707,479	—	33,707,479
Asset-Backed Securities	—	16,826,774	—	16,826,774
Inflation-Indexed Bonds	—	2,853,234	—	2,853,234
U.S. Treasury Obligations	54,873,313	—	—	54,873,313
U.S. Government & Agency Obligations	—	6,004,470	—	6,004,470
Foreign Government Obligations	—	8,553,819	—	8,553,819

Total Bonds	54,873,313	279,986,237	1,598,994	336,458,544

Other
Affiliated Money Market Fund(c)	38,153,650	—	—	38,153,650
Investments of Cash Collateral Received for Securities on Loan	—	70,141,389	—	70,141,389

Total Other	38,153,650	70,141,389	—	108,295,039

Investments in Securities	747,578,732	352,690,940	1,598,994	1,101,868,666
Derivatives(d)
Assets
Futures Contracts	41,820	—	—	41,820
Liabilities
Futures Contracts	(113,821)	—	—	(113,821)

Total	$747,506,731	$352,690,940	$1,598,994	$1,101,796,665

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
		Mortgage-Backed
	Corporate	Securities - Non -
	Bonds & Notes	Agency	Total

Balance as of December 31, 2010	$813,215	$850,000	$1,663,215
Accrued discounts/premiums	526	—	526
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	1,016	—	1,016
Sales	(65,763)	—	(65,763)
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of March 31, 2011	$748,994	$850,000	$1,598,994

*	Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2011 was $1,016, which is comprised of Corporate Bonds & Notes.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Variable Portfolio - Cash Management Fund
(formerly known as RiverSource Variable Portfolio - Cash Management Fund)

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Effective	Par/
Issuer	Yield	Principal	Value

U.S. Government & Agency Obligations (19.9%)
Federal Home Loan Banks
03/06/12	0.450%	$7,000,000	$7,000,000
03/14/12	0.460%	10,000,000	10,000,000
Federal Home Loan Banks(a)
01/19/12	0.250%	4,000,000	4,000,000
01/24/12	0.250%	8,000,000	8,000,000
02/02/12	0.230%	9,000,000	9,000,000
Federal Home Loan Banks(b)
04/27/12	0.410%	8,000,000	8,000,000
U.S. Treasury Bills
04/28/11	0.060%	40,000,000	39,998,200
05/19/11	0.180%	15,000,000	14,996,300
06/16/11	0.080%	35,000,000	34,994,236
08/11/11	0.160%	20,000,000	19,988,267

Total U.S. Government & Agency Obligations (Cost: $155,977,003)			$155,977,003

U.S. Government-Insured Debt (16.2%)
Straight-A Funding LLC(c)(d)
U.S. Treasury Government Guaranty
04/07/11	0.190%	$5,000,000	$4,999,817
04/18/11	0.230%	23,000,000	22,997,393
04/20/11	0.220%	16,443,000	16,441,004
05/17/11	0.250%	19,000,000	18,993,931
06/01/11	0.250%	8,038,000	8,034,595
06/02/11	0.250%	8,000,000	7,996,556
06/03/11	0.250%	9,000,000	8,996,062
Straight-A Funding LLC(d)
U.S. Treasury Government Guaranty
06/07/11	0.240%	10,000,000	9,995,533
06/08/11	0.240%	8,565,000	8,561,117
06/10/11	0.240%	15,000,000	14,993,000
06/13/11	0.230%	5,000,000	4,997,668

Total U.S. Government-Insured Debt (Cost: $127,006,676)			$127,006,676

Certificates of Deposit (10.2%)
Bank Of Montreal
04/05/11	0.140%	$20,000,000	$20,000,000
Canadian Imperial Bank of Commerce
04/04/11	0.120%	27,000,000	27,000,000
Harris
04/04/11	0.240%	7,000,000	7,000,000
Toronto Dominion Bank
04/11/11	0.220%	8,000,000	8,000,000
04/27/11	0.220%	18,000,000	18,000,000

Total Certificates of Deposit (Cost: $80,000,000)			$80,000,000

Asset-Backed Commercial Paper (27.2%)
Amsterdam Funding Corp.(e)
05/10/11	0.260%	$7,000,000	$6,998,028
06/20/11	0.280%	6,000,000	5,996,267

	Effective	Par/
Issuer	Yield	Principal	Value

Asset-Backed Commercial Paper (continued)
Argento Variable Funding Co. LLC
04/12/11	0.280%	$10,000,000	$9,999,083
05/25/11	0.290%	6,000,000	5,997,390
Bryant Park Funding LLC(e)
04/01/11	0.150%	27,000,000	27,000,000
04/25/11	0.250%	4,266,000	4,265,261
Chariot Funding LLC(e)
04/13/11	0.200%	18,000,000	17,998,740
FCAR Owner Trust Series I
04/04/11	0.200%	4,000,000	3,999,913
04/12/11	0.240%	5,000,000	4,999,603
05/02/11	0.280%	7,000,000	6,998,312
Fairway Finance Co. LLC(e)
05/12/11	0.270%	4,000,000	3,998,770
Falcon Asset Securitization Co. LLC(e)
04/11/11	0.220%	13,000,000	12,999,133
04/19/11	0.230%	15,000,000	14,998,200
Jupiter Securitization Co. LLC
04/28/11	0.190%	13,000,000	12,998,148
Jupiter Securitization Co. LLC(c)
05/10/11	0.260%	14,000,000	13,996,057
Market Street Funding LLC
05/09/11	0.230%	7,000,000	6,998,301
Old Line Funding LLC(e)
06/06/11	0.260%	8,000,000	7,996,187
Regency Markets No. 1 LLC
04/01/11	0.200%	22,000,000	22,000,000
Regency Markets No. 1 LLC(c)
04/15/11	0.260%	3,800,000	3,799,586
Salisbury Receivables Co. LLC
04/14/11	0.220%	7,000,000	6,999,419
Thunder Bay Funding LLC(e)
04/06/11	0.190%	10,000,000	9,999,694
Windmill Funding Corp.(e)
04/14/11	0.240%	2,000,000	1,999,819

Total Asset-Backed Commercial Paper (Cost: $213,035,911)			$213,035,911

Commercial Paper (23.7%)

Banking (17.9%)

BNP Paribas Finance, Inc.
04/01/11	0.080%	$9,500,000	$9,500,000
04/12/11	0.210%	20,000,000	19,998,595
Bank Of Nova Scotia
04/08/11	0.200%	10,000,000	9,999,553
04/13/11	0.130%	9,000,000	8,999,580
Barclays U.S. Funding Corp.
04/07/11	0.090%	25,999,567	25,999,567
HSBC U.S.A, Inc.
04/07/11	0.110%	9,999,783	9,999,783
HSBC U.S.A., Inc.
05/11/11	0.250%	19,994,444	19,994,444

	Effective	Par/
Issuer	Yield	Principal	Value

Commercial Paper (continued)

Banking (continued)

Royal Bank Of Scotland PLC (The)
04/25/11	0.230%	$14,997,600	$14,997,600
Scotiabanc, Inc.
04/21/11	0.180%	6,999,261	6,999,261
State Street Corp.
04/13/11	0.220%	8,000,000	7,999,387
06/08/11	0.250%	5,700,000	5,697,308

Total			140,185,078

Life Insurance (4.3%)

Metlife Short Term Funding LLC(e)
04/26/11	0.250%	9,000,000	8,998,375
05/03/11	0.260%	12,000,000	11,997,227
05/16/11	0.270%	3,000,000	2,998,987
New York Life Capital Corp.
05/25/11	0.210%	5,000,000	4,998,425
New York Life Capital Corp.(e)
05/18/11	0.210%	5,000,000	4,998,629

Total			33,991,643

Non-Captive Diversified (1.5%)

General Electric Capital Services, Inc.
04/05/11	0.180%	11,999,707	11,999,707

Total Commercial Paper (Cost: $186,176,428)			$186,176,428

	Effective	Par/
Issuer	Yield	Principal	Value

Repurchase Agreements (0.4%)
Barclays Bank PLC
dated 03/31/11, matures 04/01/11, repurchase price $32,200,098 (collateralized by: U.S. Treasury Bond total market value $32,200,031)
	0.625%	$2,900,000	$2,900,000

Total Repurchase Agreements (Cost: $2,900,000)			$2,900,000

Asset-Backed Securities (3.6%)

Car Loan (3.6%)

Honda Auto Receivables Owner Trust
Series 2010-3 Class A1
06/21/11	0.310%	$5,527,266	$5,527,266
SMART Trust
Series 2011-1USA Class A1(e)
03/14/12	0.432%	8,000,000	8,000,000
Santander Drive Auto Receivables Trust Series 2010-3 Class A1
12/15/11	0.357%	3,383,267	3,382,589
Santander Drive Auto Receivables Trust(a)(e)
Series 2010-B Class A1
12/15/11	0.374%	11,302,521	11,302,521

Total			28,212,376

Total Asset-Backed Securities (Cost: $28,212,376)			$28,212,376

Total Investments
(Cost: $793,308,394)(f)			$793,308,394(g)
Other Assets & Liabilities, Net			(9,307,266)

Net Assets			$784,001,128

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2011.
(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)	Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $106,255,001 or 13.55% of net assets.
(d)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $162,545,838 or 20.73% of net assets.
(f)	Also represents the cost of securities for federal income tax purposes at March 31, 2011.

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as
Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Short-Term Securities
U.S. Government & Agency Obligations	$—	$155,977,003	$—	$155,977,003
U.S. Government-Insured Debt	—	127,006,676	—	127,006,676
Certificates of Deposit	—	80,000,000	—	80,000,000
Asset-Backed Commercial Paper	—	213,035,911	—	213,035,911
Commercial Paper	—	186,176,428	—	186,176,428
Repurchase Agreements	—	2,900,000	—	2,900,000

Total Short-Term Securities	—	765,096,018	—	765,096,018

Bonds
Asset-Backed Securities	—	28,212,376	—	28,212,376

Total Bonds	—	28,212,376	—	28,212,376

Total	$—	$793,308,394	$—	$793,308,394

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments
Columbia Variable Portfolio - Core Equity Fund
(formerly known as RiverSource Variable Portfolio - Core Equity Fund)

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (98.2%)

CONSUMER DISCRETIONARY (10.1%)

Automobiles (0.4%)

Ford Motor Co.(a)	47,837	$713,250

Diversified Consumer Services (0.9%)

Apollo Group, Inc., Class A(a)	23,500	980,185
H&R Block, Inc.	47,500	795,150

Total		1,775,335

Media (3.3%)

Comcast Corp., Class A	116,200	2,872,464
DIRECTV, Class A(a)(b)	74,100	3,467,880
Time Warner Cable, Inc.	2,400	171,216

Total		6,511,560

Specialty Retail (5.4%)

Advance Auto Parts, Inc.(b)	15,100	990,862
AutoZone, Inc.(a)	11,800	3,228,008
GameStop Corp., Class A(a)(b)	19,200	432,384
Limited Brands, Inc.(b)	107,784	3,543,938
PetSmart, Inc.(b)	3,400	139,230
Ross Stores, Inc.	25,100	1,785,112
TJX Companies, Inc.	6,700	333,191

Total		10,452,725

Textiles, Apparel & Luxury Goods (0.1%)

Coach, Inc.	2,500	130,100

TOTAL CONSUMER DISCRECTIONARY		19,582,970

CONSUMER STAPLES (9.8%)

Beverages (–%)

Coca-Cola Co. (The)	1,281	84,994

Food & Staples Retailing (2.8%)

Wal-Mart Stores, Inc.	94,101	4,897,957
Walgreen Co.	14,200	569,988

Total		5,467,945

Food Products (1.3%)

Hershey Co. (The)	40,600	2,206,610
Hormel Foods Corp.	14,600	406,464

Total		2,613,074

Household Products (0.7%)

Procter & Gamble Co. (The)	21,600	1,330,560

Personal Products (0.9%)

Herbalife Ltd.(c)	20,200	1,643,472

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Tobacco (4.1%)

Altria Group, Inc.	51,259	$1,334,272
Lorillard, Inc.	12,300	1,168,623
Philip Morris International, Inc.	81,800	5,368,534

Total		7,871,429

TOTAL CONSUMER STAPLES		19,011,474

ENERGY (13.2%)

Energy Equipment & Services (1.9%)

National Oilwell Varco, Inc.	45,583	3,613,364
Noble Corp.(c)	2,100	95,802

Total		3,709,166

Oil, Gas & Consumable Fuels (11.3%)

Apache Corp.	31,479	4,121,231
Chevron Corp.(d)	66,806	7,176,968
ConocoPhillips	41,953	3,350,367
Devon Energy Corp.	18,300	1,679,391
Exxon Mobil Corp.	50,831	4,276,412
Marathon Oil Corp.	17,097	911,441
Valero Energy Corp.	11,300	336,966

Total		21,852,776

TOTAL ENERGY		25,561,942

FINANCIALS (15.3%)

Capital Markets (2.5%)

Franklin Resources, Inc.	27,500	3,439,700
Goldman Sachs Group, Inc. (The)	8,500	1,346,995
T Rowe Price Group, Inc.	1,300	86,346

Total		4,873,041

Commercial Banks (0.7%)

KeyCorp	151,000	1,340,880

Consumer Finance (3.1%)

Capital One Financial Corp.	43,662	2,268,677
Discover Financial Services	160,897	3,880,836

Total		6,149,513

Diversified Financial Services (3.9%)

Citigroup, Inc.(a)	269,052	1,189,210
JPMorgan Chase & Co.	138,200	6,371,020

Total		7,560,230

Insurance (4.0%)

Aflac, Inc.	59,844	3,158,567
Hartford Financial Services Group, Inc.(b)	65,011	1,750,746
Lincoln National Corp.	4,900	147,196
Prudential Financial, Inc.	21,500	1,323,970
Reinsurance Group of America, Inc.(b)	22,400	1,406,272

Total		7,786,751

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Real Estate Investment Trusts (REITs) (1.1%)

Apartment Investment & Management Co., Class A(b)	27,600	$702,972
Simon Property Group, Inc.	13,171	1,411,404

Total		2,114,376

TOTAL FINANCIALS		29,824,791

HEALTH CARE (10.9%)

Biotechnology (3.7%)

Biogen Idec, Inc.(a)	47,200	3,464,008
Cephalon, Inc.(a)(b)	2,056	155,803
Gilead Sciences, Inc.(a)	84,700	3,594,668

Total		7,214,479

Health Care Equipment & Supplies (–%)

CR Bard, Inc.(b)	100	9,931

Health Care Providers & Services (3.1%)

Humana, Inc.(a)	5,609	392,294
Medco Health Solutions, Inc.(a)	21,700	1,218,672
UnitedHealth Group, Inc.	97,482	4,406,186

Total		6,017,152

Pharmaceuticals (4.1%)

Eli Lilly & Co.	98,589	3,467,375
Johnson & Johnson	74,195	4,396,054

Total		7,863,429

TOTAL HEALTH CARE		21,104,991

INDUSTRIALS (10.9%)

Aerospace & Defense (3.9%)

General Dynamics Corp.	12,988	994,361
Huntington Ingalls Industries, Inc.(a)	1,717	71,242
Lockheed Martin Corp.	11,382	915,113
Northrop Grumman Corp.	10,300	645,913
Raytheon Co.	56,370	2,867,542
United Technologies Corp.	25,210	2,134,026

Total		7,628,197

Air Freight & Logistics (0.8%)

United Parcel Service, Inc., Class B	21,274	1,581,084

Commercial Services & Supplies (1.1%)

Pitney Bowes, Inc.(b)	22,208	570,524
RR Donnelley & Sons Co.	88,083	1,666,530

Total		2,237,054

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Electrical Equipment (0.7%)

Emerson Electric Co.	21,745	$1,270,560

Industrial Conglomerates (2.9%)

General Electric Co.	276,878	5,551,404

Professional Services (1.5%)

Dun & Bradstreet Corp.(b)	35,700	2,864,568

TOTAL INDUSTRIALS		21,132,867

INFORMATION TECHNOLOGY (17.9%)

Computers & Peripherals (7.1%)

Apple, Inc.(a)	24,468	8,525,875
Dell, Inc.(a)	11,900	172,669
Lexmark International, Inc., Class A(a)(b)	22,600	837,104
SanDisk Corp.(a)(b)	65,200	3,005,068
Western Digital Corp.(a)	32,400	1,208,196

Total		13,748,912

IT Services (2.9%)

IBM Corp.	35,300	5,756,371

Semiconductors & Semiconductor Equipment (4.8%)

Intel Corp.	172,700	3,483,359
NVIDIA Corp.(a)	35,200	649,792
Teradyne, Inc.(a)(b)	53,400	951,054
Texas Instruments, Inc.	121,900	4,212,864

Total		9,297,069

Software (3.1%)

Microsoft Corp.	235,334	5,968,070

TOTAL INFORMATION TECHNOLOGY		34,770,422

MATERIALS (3.9%)

Chemicals (1.9%)

CF Industries Holdings, Inc.	22,900	3,132,491
Eastman Chemical Co.	5,476	543,876

Total		3,676,367

Metals & Mining (2.0%)

Freeport-McMoRan Copper & Gold, Inc.	69,178	3,842,838
Newmont Mining Corp.	800	43,664

Total		3,886,502

TOTAL MATERIALS		7,562,869

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES (3.2%)

Diversified Telecommunication Services (3.2%)

AT&T, Inc.	62,991	$1,927,525
Verizon Communications, Inc.	109,656	4,226,142

Total		6,153,667

TOTAL TELECOMMUNICATION SERVICES		6,153,667

UTILITIES (3.0%)

Electric Utilities (1.7%)

Exelon Corp.	79,575	3,281,673

Multi-Utilities (1.3%)

Public Service Enterprise Group, Inc.	80,900	2,549,159

TOTAL UTILITIES		5,830,832

Total Common Stocks (Cost: $157,846,872)		$190,536,825

	Shares	Value

Money Market Fund (1.6%)
Columbia Short-Term Cash Fund, 0.229%(e)(f)	3,098,261	$3,098,261

Total Money Market Fund (Cost: $3,098,261)		$3,098,261

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (3.3%)

Repurchase Agreements (3.3%)

Goldman Sachs & Co. dated 03/31/11, matures 04/01/11, repurchase price $1,479,062(g)
	0.160%	$1,479,055	$1,479,055
Pershing LLC dated 03/31/11, matures 04/01/11, repurchase price $5,000,031(g)
	0.220%	5,000,000	5,000,000

Total			6,479,055

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $6,479,055)			$6,479,055

Total Investments (Cost: $167,424,188)			$200,114,141(h	)
Other Assets & Liabilities, Net			(6,054,090)

Net Assets			$194,060,051

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at March 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

S&P 500 Index	12	$3,963,000	June 2011	$68,462	$—
Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At March 31, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 0.90% of net assets.

(d)	At March 31, 2011, investments in securities included securities valued at $536,375 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(f)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends or
			Proceeds	Realized		Interest
Issuer	Beginning Cost	Purchase Cost	from Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$917,545	$6,807,300	$(4,626,584)	$—	$3,098,261	$1,354	$3,098,261

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$1,508,636

Total Market Value of Collateral Securities	$1,508,636

Pershing LLC (0.220%)

Security Description	Value

Fannie Mae Benchmark REMIC	$8,905
Fannie Mae REMICS	1,458,267
Fannie Mae Whole Loan	5,416
Freddie Mac REMICS	2,105,531
Government National Mortgage Association	1,250,710
United States Treasury Bill	271,171

Total Market Value of Collateral Securities	$5,100,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$19,582,970	$—	$—	$19,582,970
Consumer Staples	19,011,474	—	—	19,011,474
Energy	25,561,942	—	—	25,561,942
Financials	29,824,791	—	—	29,824,791
Health Care	21,104,991	—	—	21,104,991
Industrials	21,132,867	—	—	21,132,867
Information Technology	34,770,422	—	—	34,770,422
Materials	7,562,869	—	—	7,562,869
Telecommunication Services	6,153,667	—	—	6,153,667
Utilities	5,830,832	—	—	5,830,832

Total Equity Securities	190,536,825	—	—	190,536,825

Other
Affiliated Money Market Fund(c)	3,098,261	—	—	3,098,261
Investments of Cash Collateral Received for Securities on Loan	—	6,479,055	—	6,479,055

Total Other	3,098,261	6,479,055	—	9,577,316

Investments in Securities	193,635,086	6,479,055	—	200,114,141
Derivatives(d)
Assets
Futures Contracts	68,462	—	—	68,462

Total	$193,703,548	$6,479,055	$—	$200,182,603

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.
(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Columbia Variable Portfolio - Diversified Bond Fund
(formerly known as RiverSource Variable Portfolio - Diversified Bond Fund)

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (31.8%)

Aerospace & Defense (0.2%)

ADS Tactical, Inc.
Senior Secured(a)(b)
04/01/18	11.000%	$995,000	$1,019,875
Huntington Ingalls Industries, Inc.(a)(b)
03/15/18	6.875%	320,000	334,000
03/15/21	7.125%	432,000	450,360
Kratos Defense & Security Solutions, Inc.
Senior Secured(a)
06/01/17	10.000%	80,000	88,400
L-3 Communications Corp.
10/15/15	6.375%	3,397,000	3,498,910
Oshkosh Corp.(b)
03/01/17	8.250%	932,000	1,025,200
03/01/20	8.500%	1,301,000	1,458,746
TransDigm, Inc.
Senior Subordinated Notes(a)(b)
12/15/18	7.750%	349,000	374,739

Total			8,250,230

Automotive (0.1%)

Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	295,000	292,787
Dana Holding Corp.(b)
Senior Unsecured
02/15/21	6.750%	850,000	847,875
Lear Corp.(b)
03/15/18	7.875%	2,487,000	2,710,830
03/15/20	8.125%	1,361,000	1,497,100
Visteon Corp.
Senior Notes(a)(d)
04/15/19	6.750%	278,000	278,000

Total			5,626,592

Banking (5.4%)

Bank of America Corp.
Senior Unsecured
01/05/21	5.875%	8,195,000	8,557,039
Bank of America Corp.(b)
Senior Unsecured
07/01/20	5.625%	13,030,000	13,304,823
Bank of Montreal(a)(c)
06/09/15	2.850%	9,520,000	9,615,089
Bank of Nova Scotia(a)(b)(c)
10/29/15	1.650%	30,190,000	28,873,345
Canadian Imperial Bank of Commerce(a)(c)
07/02/15	2.600%	8,695,000	8,647,188
Goldman Sachs Group, Inc. (The)
Senior Notes
06/15/20	6.000%	10,735,000	11,348,237
Senior Unsecured
02/07/16	3.625%	13,890,000	13,758,754

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

HSBC Holdings PLC
Senior Unsecured(c)(d)
04/05/21	5.100%	$2,520,000	$2,532,930
JPMorgan Chase & Co.
Senior Unsecured
03/01/16	3.450%	26,210,000	26,116,404
10/15/20	4.250%	12,020,000	11,487,658
Morgan Stanley
Senior Unsecured
01/25/21	5.750%	25,920,000	26,160,952
National Bank of Canada(a)(c)
01/30/14	1.650%	7,482,000	7,492,011
Santander U.S. Debt SA Unipersonal
Bank Guaranteed(a)(b)(c)
10/07/15	3.781%	3,500,000	3,363,284
Toronto-Dominion Bank (The)(a)(b)(c)
07/29/15	2.200%	29,185,000	28,810,684
Wells Fargo & Co.
Senior Unsecured
04/01/21	4.600%	13,335,000	13,187,048

Total			213,255,446

Building Materials (—%)

Associated Materials LLC
Senior Secured(a)
11/01/17	9.125%	137,000	145,562
Euramax International, Inc.
Senior Secured(a)
04/01/16	9.500%	420,000	425,250
Interface, Inc.(a)(b)
12/01/18	7.625%	321,000	338,655

Total			909,467

Chemicals (0.6%)

Airgas, Inc.
10/01/18	7.125%	3,770,000	4,071,600
Ashland, Inc.
06/01/17	9.125%	939,000	1,077,502
CF Industries, Inc.
05/01/18	6.875%	3,440,000	3,852,800
05/01/20	7.125%	805,000	911,662
Celanese U.S. Holdings LLC(a)
10/15/18	6.625%	817,000	841,510
Chemtura Corp.(a)
09/01/18	7.875%	446,000	471,645
Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	4,320,000	4,788,111
Hexion U.S. Finance Corp./Nova Scotia ULC
Senior Secured(b)
02/01/18	8.875%	825,000	872,438

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Chemicals (continued)

Lyondell Chemical Co.
Senior Secured(a)(b)
11/01/17	8.000%	$4,291,000	$4,741,555
Nalco Co.(a)(b)
01/15/19	6.625%	1,037,000	1,066,814
Nova Chemicals Corp.
Senior Unsecured(c)
11/01/16	8.375%	1,448,000	1,589,180
Polypore International, Inc.(a)
11/15/17	7.500%	887,000	931,350

Total			25,216,167

Construction Machinery (0.2%)

Case New Holland, Inc.
Senior Notes(a)
12/01/17	7.875%	1,182,000	1,312,020
Columbus McKinnon Corp.(a)(b)
02/01/19	7.875%	382,000	395,370
Manitowoc Co., Inc. (The)
11/01/13	7.125%	3,375,000	3,412,969
Manitowoc Co., Inc. (The)(b)
11/01/20	8.500%	645,000	691,762

Total			5,812,121

Consumer Cyclical Services (—%)

Garda World Security Corp.
Senior Unsecured(a)(c)
03/15/17	9.750%	105,000	113,138

Consumer Products (0.1%)

Central Garden and Pet Co.
03/01/18	8.250%	485,000	506,825
Spectrum Brands Holdings, Inc.
Senior Secured(a)
06/15/18	9.500%	1,571,000	1,728,100

Total			2,234,925

Diversified Manufacturing (0.1%)

Pinafore LLC/Inc.
Secured(a)(b)(c)
10/01/18	9.000%	240,000	259,200
SPX Corp.(a)
09/01/17	6.875%	2,522,000	2,711,150

Total			2,970,350

Electric (4.7%)

Arizona Public Service Co.
Senior Unsecured
08/01/16	6.250%	5,685,000	6,413,993
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	7,210,000	7,237,038
12/15/15	6.875%	1,515,000	1,663,526
02/01/20	6.250%	6,000,000	6,285,000

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

DTE Energy Co.
Senior Unsecured
06/01/11	7.050%	$1,220,000	$1,231,309
05/15/14	7.625%	16,980,000	19,507,473
Detroit Edison Co. (The)
Senior Secured
10/01/13	6.400%	7,450,000	8,327,848
Dominion Resources, Inc.
Senior Unsecured
08/01/33	5.250%	9,775,000	10,564,732
Dominion Resources, Inc.(b)
Senior Unsecured
08/15/19	5.200%	6,190,000	6,598,057
Duke Energy Corp.
Senior Unsecured
06/15/18	6.250%	4,310,000	4,880,842
Duke Energy Ohio, Inc.
1st Mortgage(b)
04/01/19	5.450%	8,145,000	8,955,134
Edison Mission Energy
Senior Unsecured(b)
05/15/17	7.000%	395,000	316,988
Florida Power Corp.
1st Mortgage
06/15/18	5.650%	3,730,000	4,172,042
Indiana Michigan Power Co.
Senior Unsecured
03/15/37	6.050%	5,795,000	6,013,275
KCP&L Greater Missouri Operations Co.
Senior Unsecured
07/01/12	11.875%	2,430,000	2,710,621
Majapahit Holding BV(a)(b)(c)
10/17/16	7.750%	620,000	697,500
Midwest Generation LLC
Pass-Through Certificates(b)
01/02/16	8.560%	4,426,331	4,514,858
NRG Energy, Inc.(b)
01/15/17	7.375%	1,123,000	1,170,728
Nevada Power Co.
04/15/12	6.500%	1,000,000	1,056,573
01/15/15	5.875%	9,959,000	11,078,969
05/15/18	6.500%	7,270,000	8,315,237
08/01/18	6.500%	1,469,000	1,681,800
Ohio Power Co.
Senior Unsecured
01/15/14	4.850%	950,000	1,013,980
Oncor Electric Delivery Co. LLC
Senior Secured(a)
09/30/40	5.250%	1,645,000	1,507,511

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

PPL Electric Utilities Corp.
1st Mortgage
11/30/13	7.125%	$6,860,000	$7,815,196
PacifiCorp 1st Mortgage
09/15/13	5.450%	5,605,000	6,126,596
Power Sector Assets & Liabilities Management Corp.
Government Guaranteed(a)(c)
12/02/24	7.390%	860,000	978,796
Progress Energy, Inc.(b)
Senior Unsecured
12/01/19	4.875%	2,400,000	2,490,994
01/15/21	4.400%	6,735,000	6,675,736
Sierra Pacific Power Co.
05/15/16	6.000%	12,141,000	13,682,264
Tampa Electric Co.
Senior Unsecured
05/15/18	6.100%	7,510,000	8,510,144
Toledo Edison Co. (The)
Senior Secured(b)
05/15/37	6.150%	3,255,000	3,341,362
TransAlta Corp.
Senior Unsecured(c)
01/15/15	4.750%	9,770,000	10,341,651

Total			185,877,773

Entertainment (0.2%)

Regal Cinemas Corp.
07/15/19	8.625%	334,000	358,632
Speedway Motorsports, Inc.
06/01/16	8.750%	2,760,000	3,022,200
Speedway Motorsports, Inc.(a)
Senior Notes
02/01/19	6.750%	221,000	222,658
Time Warner, Inc.(d)
03/29/41	6.250%	3,850,000	3,825,167
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates(e)(f)
07/01/15	9.300%	1,387,238	1,389,042

Total			8,817,699

Environmental (—%)

Clean Harbors, Inc.
Senior Secured(a)
08/15/16	7.625%	170,000	180,412

Food and Beverage (2.1%)

Anheuser-Busch InBev Worldwide, Inc.(c)
11/15/14	5.375%	24,516,000	27,016,019
Dean Foods Co.(a)(b)
Senior Notes
12/15/18	9.750%	645,000	661,931

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage (continued)

Dean Foods Co.(b)
06/01/16	7.000%	$13,000	$12,399
Kraft Foods, Inc.
Senior Unsecured
08/11/17	6.500%	16,325,000	18,606,774
02/01/18	6.125%	8,328,000	9,309,538
08/23/18	6.125%	5,640,000	6,307,342
SABMiller PLC(a)(c)
Senior Unsecured
01/15/14	5.700%	14,835,000	16,277,630
07/15/18	6.500%	4,414,000	5,106,243

Total			83,297,876

Gaming (0.1%)

MGM Resorts International
Senior Secured
03/15/20	9.000%	1,835,000	2,018,500
Seneca Gaming Corp.(a)
12/01/18	8.250%	925,000	952,750

Total			2,971,250

Gas Distributors (—%)

Energy Transfer Equity LP
Senior Secured
10/15/20	7.500%	670,000	730,300

Gas Pipelines (4.2%)

AK Transneft OJSC Via TransCapitalInvest Ltd.
Senior Unsecured(a)(c)
08/07/18	8.700%	950,000	1,175,625
Colorado Interstate Gas Co.
Senior Unsecured
11/15/15	6.800%	44,670,000	51,343,966
Copano Energy LLC/Finance Corp.(d)
04/01/21	7.125%	220,000	222,750
El Paso Corp.
01/15/32	7.750%	505,000	565,894
El Paso Corp.(a)(b)
Senior Unsecured
09/15/20	6.500%	2,420,000	2,607,550
Nisource Finance Corp.
03/01/13	6.150%	22,425,000	24,310,090
09/15/17	5.250%	15,350,000	16,346,077
09/15/20	5.450%	10,900,000	11,311,344
Northern Natural Gas Co.
Senior Unsecured(a)
06/01/11	7.000%	660,000	666,067
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%	1,895,000	2,233,904
04/15/17	5.950%	8,185,000	9,244,539

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (continued)

Plains All American Pipeline LP/Finance Corp.
02/01/21	5.000%	$8,510,000	$8,535,300
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	90,000	102,375
12/01/18	6.875%	610,000	648,125
Southern Natural Gas Co.
Senior Unsecured(a)(b)
04/01/17	5.900%	4,728,000	5,260,425
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	1,750,000	1,776,250
Transcontinental Gas Pipe Line Co. LLC(b)
Senior Unsecured
08/15/11	7.000%	6,972,000	7,134,036
04/15/16	6.400%	19,510,000	22,406,572

Total			165,890,889

Health Care (0.4%)

American Renal Holdings Co., Inc.
Senior Unsecured PIK(a)(g)
03/01/16	9.750%	100,000	98,250
Cardinal Health, Inc.
Senior Unsecured
12/15/20	4.625%	11,335,000	11,273,916
Fresenius Medical Care U.S. Finance, Inc.(a)(b)
02/15/21	5.750%	384,000	371,520
HCA, Inc.
Senior Secured
09/15/20	7.250%	2,183,000	2,335,810
Healthsouth Corp.
09/15/22	7.750%	45,000	46,800
STHI Holding Corp.
Secured(a)
03/15/18	8.000%	158,000	163,530

Total			14,289,826

Healthcare Insurance (0.2%)

CIGNA Corp.
Senior Unsecured
03/15/41	5.875%	4,365,000	4,289,132
Unitedhealth Group, Inc.
Senior Unsecured
02/15/41	5.950%	1,700,000	1,711,734

Total			6,000,866

Home Construction (—%)

K Hovnanian Enterprises, Inc.
Senior Secured
10/15/16	10.625%	325,000	345,312

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (1.9%)

Anadarko Petroleum Corp.
Senior Unsecured(b)
09/15/16	5.950%	$24,775,000	$26,939,963
Berry Petroleum Co.
Senior Unsecured(b)
11/01/20	6.750%	360,000	370,800
Chesapeake Energy Corp.(b)
08/15/20	6.625%	1,086,000	1,153,875
02/15/21	6.125%	3,195,000	3,298,837
Comstock Resources, Inc.(b)
04/01/19	7.750%	125,000	127,188
Concho Resources, Inc.
Senior Notes
01/15/21	7.000%	1,907,000	2,007,117
Continental Resources, Inc.
04/01/21	7.125%	503,000	534,438
Denbury Resources, Inc.
03/01/16	9.750%	1,580,000	1,781,450
EXCO Resources, Inc.(b)
09/15/18	7.500%	778,000	790,643
Encana Corp.
Senior Unsecured(c)
11/01/11	6.300%	22,855,000	23,589,331
MEG Energy Corp.(a)(c)
03/15/21	6.500%	460,000	467,475
Nexen, Inc.
Senior Unsecured(b)(c)
05/15/37	6.400%	4,575,000	4,569,990
Petrohawk Energy Corp.
08/01/14	10.500%	1,605,000	1,837,725
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	1,265,000	1,328,250
Range Resources Corp.
05/15/19	8.000%	5,560,000	6,129,900
Range Resources Corp.(b)
05/15/16	7.500%	1,241,000	1,287,538

Total			76,214,520

Integrated Energy (0.1%)

Marathon Petroleum Corp.(a)(b)
03/01/41	6.500%	4,890,000	4,940,675
TNK-BP Finance SA(a)(c)
03/13/18	7.875%	705,000	805,912

Total			5,746,587

Life Insurance (0.1%)

Prudential Financial, Inc.
Senior Unsecured
12/01/17	6.000%	1,960,000	2,156,588
Prudential Financial, Inc.(b)
Senior Unsecured
11/15/20	4.500%	2,315,000	2,267,552

Total			4,424,140

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Media Cable (1.3%)

CCO Holdings LLC/Capital Corp.(b)
01/15/19	7.000%	$1,495,000	$1,532,375
CSC Holdings LLC
Senior Unsecured(b)
02/15/18	7.875%	1,005,000	1,115,550
Cablevision Systems Corp.
Senior Unsecured(b)
09/15/17	8.625%	396,000	440,550
Comcast Corp.
02/15/18	5.875%	3,565,000	3,930,052
03/01/40	6.400%	5,135,000	5,259,313
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	10,150,000	10,002,805
03/01/21	5.000%	10,075,000	10,110,464
DISH DBS Corp.
02/01/16	7.125%	4,115,000	4,392,763
DISH DBS Corp.(b)
09/01/19	7.875%	1,075,000	1,163,688
Kabel BW Erste Beteiligungs GmbH/Co. KG
Senior Secured(a)(b)(c)
03/15/19	7.500%	270,000	276,643
Time Warner Cable, Inc.(b)
02/15/21	4.125%	9,195,000	8,591,872
11/15/40	5.875%	5,805,000	5,454,662

Total			52,270,737

Media Non-Cable (1.1%)

Entravision Communications Corp.
Senior Secured(b)
08/01/17	8.750%	702,000	747,630
Intelsat Jackson Holdings SA(a)(c)
10/15/20	7.250%	1,475,000	1,476,844
Lamar Media Corp.(b)
04/01/14	9.750%	1,535,000	1,772,925
News America, Inc.(a)(b)
02/15/41	6.150%	7,825,000	7,759,614
RR Donnelley & Sons Co.
Senior Unsecured(b)
01/15/17	6.125%	14,916,000	15,504,765
Reed Elsevier Capital, Inc.
08/01/11	6.750%	3,494,000	3,559,676
TCM Sub LLC(a)
01/15/15	3.550%	9,605,000	9,831,545
XM Satellite Radio, Inc.(a)
11/01/18	7.625%	1,720,000	1,814,600

Total			42,467,599

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Metals (0.8%)

ArcelorMittal(b)
Senior Unsecured
03/01/21	5.500%	$14,765,000	$14,549,534
ArcelorMittal(b)(c)
Senior Unsecured
03/01/41	6.750%	4,505,000	4,415,085
Arch Coal, Inc.(b)
10/01/20	7.250%	121,000	129,621
Arch Western Finance LLC
07/01/13	6.750%	1,665,000	1,681,650
Consol Energy, Inc.
04/01/20	8.250%	1,380,000	1,530,075
FMG Resources August 2006 Proprietary Ltd.(a)(b)(c)
11/01/15	7.000%	1,990,000	2,052,760
02/01/16	6.375%	945,000	952,088
02/01/18	6.875%	198,000	206,415
JMC Steel Group
Senior Notes(a)(b)
03/15/18	8.250%	194,000	198,365
Novelis, Inc.(a)(b)(c)
12/15/17	8.375%	341,000	369,133
12/15/20	8.750%	688,000	756,800
Peabody Energy Corp.(b)
09/15/20	6.500%	1,825,000	1,957,312
Rain CII Carbon LLC/Corp.
Senior Secured(a)
12/01/18	8.000%	1,170,000	1,248,975
United States Steel Corp.
Senior Unsecured
02/01/18	7.000%	743,000	771,791
United States Steel Corp.(b)
Senior Unsecured
04/01/20	7.375%	664,000	695,540

Total			31,515,144

Non-Captive Consumer (—%)

SLM Corp.
Senior Notes(b)
01/25/16	6.250%	570,000	594,225

Non-Captive Diversified (1.3%)

Ally Financial, Inc.(b)
03/15/20	8.000%	2,850,000	3,102,937
CIT Group, Inc.
Secured
05/01/16	7.000%	1,547,000	1,548,934
CIT Group, Inc.(a)(b)
Secured
04/01/18	6.625%	50,000	50,750
CIT Group, Inc.(d)
Secured
04/01/18	6.625%	235,000	238,525

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Non-Captive Diversified (continued)

Ford Motor Credit Co. LLC
Senior Unsecured(b)
02/01/21	5.750%	$1,430,000	$1,412,122
General Electric Capital Corp.
Senior Unsecured
09/16/20	4.375%	36,705,000	35,669,919
General Electric Capital Corp.(b)
Senior Unsecured
01/07/21	4.625%	5,440,000	5,357,432
International Lease Finance Corp.
Senior Unsecured(b)
12/15/20	8.250%	1,749,000	1,917,341

Total			49,297,960

Oil Field Services (0.2%)

Gazprom OAO Via Gaz Capital SA(a)(c)
Senior Unsecured
11/22/16	6.212%	2,425,000	2,631,125
04/11/18	8.146%	3,000,000	3,536,100
KazMunayGas National Co.
Senior Unsecured(a)(c)
07/02/18	9.125%	980,000	1,180,900
Key Energy Services, Inc.(b)
03/01/21	6.750%	316,000	321,530

Total			7,669,655

Other Industry (0.1%)

Interline Brands, Inc.
11/15/18	7.000%	528,000	541,200
Valmont Industries, Inc.
04/20/20	6.625%	2,691,000	2,778,238

Total			3,319,438

Packaging (0.1%)

Ardagh Packaging Finance PLC
Senior Secured(a)(b)(c)
10/15/17	7.375%	1,181,000	1,263,670
Ball Corp.
09/15/20	6.750%	1,045,000	1,094,637
Crown Americas LLC/Capital Corp. III
Senior Notes(a)
02/01/21	6.250%	1,388,000	1,415,760
Greif, Inc.
Senior Unsecured
02/01/17	6.750%	829,000	874,595
Reynolds Group Issuer, Inc./LLC(a)
Senior Secured
04/15/19	7.125%	724,000	742,100
Reynolds Group Issuer, Inc./LLC(a)(b)
Senior Secured
02/15/21	6.875%	390,000	391,950

Total			5,782,712

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Paper (0.1%)

Cascades, Inc.(c)
12/15/17	7.750%	$1,728,000	$1,825,200
Graphic Packaging International, Inc.(b)
10/01/18	7.875%	273,000	292,110

Total			2,117,310

Pharmaceuticals (0.2%)

Grifols, Inc.
Secured(a)(b)
02/01/18	8.250%	1,257,000	1,288,425
Mylan, Inc.(a)
11/15/18	6.000%	1,075,000	1,075,000
Valeant Pharmaceuticals International(a)(c)
10/01/20	7.000%	3,088,000	2,995,360
Warner Chilcott Co./Finance LLC(a)
09/15/18	7.750%	442,000	462,995

Total			5,821,780

Railroads (0.4%)

CSX Corp.
Senior Unsecured
03/15/12	6.300%	4,310,000	4,531,094
03/15/18	6.250%	8,685,000	9,906,033
Canadian Pacific Railway Co.
Senior Unsecured(c)
05/15/18	6.500%	1,040,000	1,189,525

Total			15,626,652

Refining (—%)

United Refining Co.
Senior Secured(a)
02/28/18	10.500%	386,000	386,000

Restaurants (0.1%)

Yum! Brands, Inc.
Senior Unsecured
03/15/18	6.250%	4,899,000	5,499,152

Retailers (0.3%)

Best Buy Co., Inc.
Senior Unsecured
03/15/21	5.500%	1,585,000	1,555,219
CVS Caremark Corp.
Senior Unsecured
06/01/17	5.750%	330,000	363,491
09/15/39	6.125%	2,500,000	2,545,720
Home Depot, Inc.
Senior Unsecured
04/01/41	5.950%	2,880,000	2,871,976

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Retailers (continued)

Ltd Brands, Inc.
04/01/21	6.625%	$295,000	$301,638
Needle Merger Sub Corp.
Senior Unsecured(a)(b)
03/15/19	8.125%	411,000	415,110
QVC, Inc.
Senior Secured(a)
10/15/20	7.375%	2,149,000	2,237,646
Toys R Us — Delaware, Inc.
Senior Secured(a)(b)
09/01/16	7.375%	733,000	775,148

Total			11,065,948

Technology (0.2%)

Amkor Technology, Inc.
Senior Unsecured(b)
05/01/18	7.375%	2,290,000	2,370,150
Avaya, Inc.
11/01/15	9.750%	356,000	361,785
Avaya, Inc.(a)(b)
Senior Secured
04/01/19	7.000%	1,196,000	1,166,100
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	531,000	562,196
01/15/20	6.875%	724,000	781,920
CDW Escrow Corp.
Senior Notes(a)(d)
04/01/19	8.500%	410,000	410,513
Cardtronics, Inc.
09/01/18	8.250%	1,610,000	1,748,862
CommScope, Inc.(a)(b)
01/15/19	8.250%	422,000	440,990
First Data Corp.
Senior Secured(a)(d)
06/15/19	7.375%	531,000	542,284

Total			8,384,800

Transportation Services (0.2%)

ERAC USA Finance LLC(a)
10/15/37	7.000%	6,306,000	6,870,564
Hertz Corp. (The)(a)
01/15/21	7.375%	346,000	353,785
Hertz Corp. (The)(a)(b)
10/15/18	7.500%	714,000	738,990

Total			7,963,339

Wireless (0.9%)

CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured(a)(b)
05/01/17	7.750%	4,406,000	4,802,540

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Wireless (continued)

Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	$1,685,000	$1,790,312
MetroPCS Wireless, Inc.(b)
09/01/18	7.875%	359,000	384,130
11/15/20	6.625%	381,000	380,524
NII Capital Corp.
04/01/21	7.625%	425,000	434,563
Nextel Communications, Inc.(b)
08/01/15	7.375%	1,430,000	1,435,362
SBA Telecommunications, Inc.
08/15/16	8.000%	2,460,000	2,678,325
08/15/19	8.250%	750,000	828,750
Sprint Nextel Corp.
Senior Unsecured(b)
08/15/17	8.375%	358,000	398,723
United States Cellular Corp.
Senior Unsecured
12/15/33	6.700%	22,433,000	21,503,354
Wind Acquisition Finance SA
Senior Secured(a)(b)(c)
02/15/18	7.250%	1,250,000	1,312,500

Total			35,949,083

Wirelines (3.8%)

AT&T, Inc.
Senior Unsecured(b)
02/15/39	6.550%	27,265,000	28,416,619
Embarq Corp.
Senior Unsecured
06/01/36	7.995%	12,340,000	13,912,128
Frontier Communications Corp.
Senior Unsecured
04/15/15	7.875%	332,000	357,730
Frontier Communications Corp.(b)
Senior Unsecured
04/15/17	8.250%	260,000	280,800
04/15/20	8.500%	275,000	298,031
Level 3 Financing, Inc.(a)
04/01/19	9.375%	90,000	87,075
Qwest Communications International, Inc.
04/01/18	7.125%	1,393,000	1,502,699
TELUS Corp.
Senior Unsecured(c)
06/01/11	8.000%	28,980,000	29,325,818
Telefonica Emisiones SAU(b)(c)
06/20/11	5.984%	1,575,000	1,592,158
01/15/15	4.949%	13,790,000	14,550,119
tw telecom holdings, inc.(b)
03/01/18	8.000%	831,000	896,441

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)

Verizon New York, Inc.
Senior Unsecured
04/01/32	7.375%	$27,678,000	$31,053,221
Verizon New York, Inc.(b)
Senior Unsecured
04/01/12	6.875%	24,260,000	25,682,607
Windstream Corp.(b)
11/01/17	7.875%	644,000	690,690

Total			148,646,136

Total Corporate Bonds & Notes (Cost: $1,211,913,826)			$1,253,553,556

Residential Mortgage-Backed Securities - Agency(h) (34.8%)

Federal Home Loan Mortgage Corp.(b)(i)
07/01/37	6.000%	$26,766,802	$29,522,454
Federal Home Loan Mortgage Corp.(d)(i)
04/01/26	3.500%	31,500,000	31,593,523
04/01/41	4.000%	33,000,000	32,401,875
04/01/41	4.500%	9,500,000	9,651,411
04/01/41	5.500%	16,000,000	17,064,992
04/01/41	6.000%	13,300,000	14,447,125
Federal Home Loan Mortgage Corp.(g)(i)
08/01/37	5.834%	1,456,196	1,569,653
CMO IO Series 2817 Class SA
06/15/32	20.000%	2,535,014	188,222
CMO IO Series 2936 Class AS
02/15/35	0.001%	5,864,247	695,291
CMO IO Series 2950 Class SM
03/15/35	13.990%	7,592,272	893,535
CMO IO Series 3517 Class JI
12/15/12	15.422%	9,686,454	78,922
CMO IO Series 3630 Class AI
03/15/17	13.082%	64,090,617	2,656,473
Federal Home Loan Mortgage Corp.(i)
11/01/40	4.500%	14,842,998	15,142,586
08/01/18-07/01/39	5.000%	14,698,522	15,529,401
05/01/18-06/01/33	5.500%	2,700,686	2,911,198
12/01/18-09/01/37	6.000%	12,673,180	13,795,547
02/01/17-10/01/34	6.500%	1,692,158	1,871,314
04/01/30-04/01/32	7.000%	919,197	1,056,944
08/01/24	8.000%	68,686	80,906
01/01/25	9.000%	29,825	35,728
CMO IO Series 2795 Class IY
07/15/17	85.440%	13,498	98
CMO IO Series 3430 Class IA
07/15/12	92.599%	22,720,699	110,302
CMO IO Series 3447 Class AI
03/15/12	5.474%	11,364,171	93,340
CMO IO Series 3775 Class GI
09/15/34	6.380%	19,536,732	2,545,240

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Agency(h) (continued)

CMO IO Series 3800 Class HI
01/15/40	1.000%	$13,473,961	$2,599,612
Federal National Mortgage Association(b)(i)
04/01/34	5.500%	21,220,733	22,850,906
Federal National Mortgage Association(d)(i)
04/01/41	4.000%	65,420,000	64,336,514
04/01/26-04/01/41	4.500%	129,435,000	132,838,096
04/01/26-04/01/41	5.500%	53,875,000	57,799,952
04/01/26-04/01/41	6.000%	252,445,000	274,575,912
04/01/41	6.500%	51,500,000	57,728,281
Federal National Mortgage Association(g)(i)
05/01/35	2.621%	5,367,803	5,649,333
07/01/36	5.981%	1,417,938	1,518,112
CMO IO Series 2008-40 Class AI
08/25/12	12.909%	38,674,916	468,879
Federal National Mortgage Association(i)
04/01/18-10/01/40	4.500%	67,881,277	70,191,824
06/01/18-08/01/40	5.000%	119,281,956	125,548,740
09/01/13	5.322%	101,290	107,644
12/01/17-02/01/38	5.500%	102,248,794	110,209,603
08/01/16-08/01/35	6.000%	38,815,680	42,658,157
03/01/17-10/01/37	6.500%	22,892,710	25,910,064
04/01/13-07/01/38	7.000%	31,992,254	36,633,183
02/01/27-09/01/31	7.500%	352,442	408,218
11/01/21	8.000%	10,715	12,450
04/01/23	8.500%	84,301	93,706
06/01/24	9.000%	99,506	117,071
CMO IO Series 2003-63 Class IP
07/25/33	1.000%	9,111,114	1,671,901
07/25/33	20.000%	393,249	72,162
CMO IO Series 2003-71 Class IM
12/25/31	20.000%	940,991	106,326
CMO IO Series 2004-84 Class GI
12/25/22	24.840%	425,042	25,831
Federal National Mortgage Association(i)(j)
02/01/19-11/01/19	5.000%	4,582,799	4,909,805
01/01/36	5.500%	25,727,058	27,687,327
Government National Mortgage Association(d)(i)
04/01/41	4.000%	35,000,000	35,000,000
04/01/41	4.500%	68,000,000	70,135,608
Government National Mortgage Association(g)(i)
CMO IO Series 2009-106 Class CM
01/16/34	22.870%	16,827,502	2,171,712
CMO IO Series 2010-14 Class AV
02/16/40	15.920%	7,486,057	1,109,017
Government National Mortgage Association(i)
10/15/33	5.500%	2,088,538	2,276,724
CMO IO Series 2002-70 Class IC
08/20/32	5.083%	1,089,869	129,370

Total Residential Mortgage-Backed Securities - Agency (Cost: $1,344,253,170)			$1,371,488,120

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Non- Agency (4.2%)

American General Mortgage Loan Trust
CMO Series 2009-1 Class A7(a)(g)(i)
09/25/48	5.750%	$13,705,000	$13,939,630
Banc of America Funding Corp.
CMO Series 2010-R4 Class 4A1(a)(g)(i)
06/26/37	0.458%	7,783,594	7,587,770
Castle Peak Loan Trust
CMO Series 2010-NPL1 Class A(a)(i)
12/25/50	7.750%	7,311,138	7,311,138
ChaseFlex Trust
CMO Series 2005-2 Class 2A2(i)
06/25/35	6.500%	223,107	210,249
Citigroup Mortgage Loan Trust, Inc.(a)(g)(i)
CMO Series 2010-3 Class 5A2
10/25/35	8.410%	5,435,000	5,054,550
CMO Series 2010-4 Class 4A4
10/25/35	7.761%	7,705,000	6,703,350
CMO Series 2010-4 Class 4A6
10/25/35	8.451%	2,345,005	2,087,054
Citigroup Mortgage Loan Trust, Inc.(a)(i)
CMO Series 2010-4 Class 4A5
10/25/35	5.000%	19,869,126	19,771,865
Countrywide Alternative Loan Trust(g)(i)
CMO Series 2005-14 Class 2A2
05/25/35	0.500%	3,755,577	1,799,327
CMO Series 2005-42CB Class A9
10/25/35	0.500%	42,326	42,182
CMO Series 2006-OA11 Class A3B1
09/25/46	0.430%	13,824	13,644
CMO Series 2007-OH1 Class A1A
04/25/47	0.340%	1,769,706	1,692,712
Countrywide Alternative Loan Trust(i)
CMO Series 2003-11T1 Class A1
07/25/18	4.750%	877,464	902,953
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2005-R2 Class 2A1(a)(i)
06/25/35	7.000%	2,356,765	2,375,258
Credit Suisse Mortgage Capital Certificates(a)(g)(i)
CMO Series 2009-12R Class 30A1
12/27/36	5.300%	4,357,150	4,425,878
CMO Series 2010-11R Class A1
06/28/47	1.261%	17,991,834	17,767,430
CMO Series 2010-12R Class 13A1
12/26/37	4.250%	16,968,767	17,102,510
Credit Suisse Mortgage Capital Certificates(a)(i)
CMO Series 2009-12R Class 13A1
08/27/37	6.000%	5,054,763	5,286,946
CMO Series 2010-6R Class 1A2
02/27/37	5.500%	4,650,000	4,669,456

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Non- Agency (continued)

Fadr LLC
Series 2009-2 Class A(a)(g)(i)
01/28/40	2.511%	$4,678,608	$4,432,252
GSR Mortgage Loan Trust
CMO Series 2004-6F Class 2A4(i)
05/25/34	5.500%	10,184,558	10,291,200
Indymac Index Mortgage Loan Trust(g)(i)
CMO Series 2006-AR13 Class A1
07/25/36	5.482%	104,142	87,541
Indymac Index Mortgage Loan Trust(i)
CMO IO Series 2006-AR25 Class 3A3
09/25/36	42.490%	31,749,642	183,545
JP Morgan Alternative Loan Trust
CMO Series 2006-A4 Class A1(g)(i)
09/25/36	5.950%	6,468,077	6,496,058
JP Morgan Reremic
CMO Series 2010-1 Class 1A6(a)(i)
02/26/37	6.000%	7,185,000	7,181,094
LVII Resecuritization Trust
CMO Series 2009-3 Class A1(a)(g)(i)
11/27/37	5.684%	6,082,381	6,123,679
Lehman XS Trust
Series 2006-15 Class A1(g)(i)
10/25/36	0.330%	1,807,076	1,786,947
Morgan Stanley Reremic Trust
CMO Series 2010-R9 Class 3B(a)(f)(i)
11/26/36	5.000%	12,000,000	12,000,000
Thornburg Mortgage Securities Trust
CMO IO Series 2006-5 Class AX(g)(i)
10/25/46	22.660%	8,277,952	131,427

Total Residential Mortgage-Backed Securities - Non-Agency
(Cost: $167,868,884)			$167,457,645

Commercial Mortgage-Backed Securities (10.1%)

Americold LLC Trust
Series 2010-ARTA Class A1(a)(i)
01/14/29	3.847%	$8,790,803	$8,789,929
Banc of America Commercial Mortgage, Inc.(i)
Series 2005-3 Class A3A
07/10/43	4.621%	8,050,000	8,197,066
Series 2005-3 Class A4
07/10/43	4.668%	10,284,000	10,798,266
Bear Stearns Commercial Mortgage Securities(g)(i)
Series 2005-T18 Class A4
02/13/42	4.933%	2,000,000	2,121,183
Bear Stearns Commercial Mortgage Securities(i)
Series 2007-PW18 Class A1
06/13/50	5.038%	1,216,017	1,230,184
Series 2007-T28 Class A1
09/11/42	5.422%	142,983	145,125

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities (continued)

CDC Commercial Mortgage Trust
Series 2002-FX1 Class A2(i)
11/15/30	5.676%	$7,836,057	$7,930,732
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4 Class A4(b)(i)
12/11/49	5.322%	11,050,000	11,396,136
Credit Suisse First Boston Mortgage Securities Corp.(g)(i)
Series 2004-C1 Class A4
01/15/37	4.750%	11,155,000	11,725,488
Credit Suisse First Boston Mortgage Securities Corp.(i)
Series 2001-CP4 Class A4
12/15/35	6.180%	2,185,171	2,187,173
Series 2004-C2 Class A1
05/15/36	3.819%	891,427	900,798
DBUBS Mortgage Trust
Series 2011-LC1A Class A3(a)(i)
11/10/46	5.002%	3,925,000	4,069,643
Federal National Mortgage Association(i)
03/01/16	4.855%	1,487,150	1,538,525
CMO Series 2002-M2 Class C
08/25/12	4.717%	58,071	60,219
GE Capital Commercial Mortgage Corp.(g)(i)
Series 2005-C1 Class A5
06/10/48	4.772%	3,900,000	4,116,406
GE Capital Commercial Mortgage Corp.(i)
Series 2001-3 Class A2
06/10/38	6.070%	9,393,367	9,550,431
GS Mortgage Securities Corp. II(g)(i)
Series 2007-GG10 Class F
08/10/45	5.808%	5,700,000	473,144
GS Mortgage Securities Corp. II(i)
Series 2004-GG2 Class A3
08/10/38	4.602%	1,287,441	1,290,596
Series 2005-GG4 Class A4A
07/10/39	4.751%	5,575,000	5,865,886
General Electric Capital Assurance Co.(a)(g)(i)
Series 2003-1 Class A4
05/12/35	5.254%	9,770,181	10,401,552
Series 2003-1 Class A5
05/12/35	5.743%	6,500,000	7,087,813
Greenwich Capital Commercial Funding Corp.(b)(i)
Series 2007-GG9 Class A2
03/10/39	5.381%	9,399,139	9,606,171
Series 2007-GG9 Class A4
03/10/39	5.444%	63,000,000	66,683,188
Greenwich Capital Commercial Funding Corp.(i)
Series 2003-C1 Class A3
07/05/35	3.858%	6,869,888	6,995,478
Series 2003-C2 Class A3
01/05/36	4.533%	1,830,656	1,865,622
Series 2004-GG1 Class A5
06/10/36	4.883%	376,649	379,471
JP Morgan Chase Commercial Mortgage Securities Corp.(a)(i)
Series 2009-IWST Class A2
12/05/27	5.633%	5,750,000	6,203,524
Series 2010-C2 Class A3
11/15/43	4.070%	3,350,000	3,220,544

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities (continued)

Series 2010-CNTR Class A2
08/05/32	4.311%	$8,500,000	$8,176,731
Series 2011-C3 Class A4
02/15/46	4.717%	8,375,000	8,435,178
JP Morgan Chase Commercial Mortgage Securities Corp.(g)(i)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	8,233,169	8,561,786
Series 2005-LDP4 Class AM
10/15/42	4.999%	5,650,000	5,818,987
Series 2005-LDP5 Class AM
12/15/44	5.244%	2,750,000	2,880,386
Series 2006-LDP6 Class ASB
04/15/43	5.490%	9,662,968	10,157,325
JP Morgan Chase Commercial Mortgage Securities Corp.(i)
Series 2003-CB6 Class A1
07/12/37	4.393%	1,119,196	1,150,980
Series 2003-LN1 Class A1
10/15/37	4.134%	1,006,297	1,034,543
Series 2003-ML1A Class A1
03/12/39	3.972%	549,005	559,016
Series 2004-CBX Class A3
01/12/37	4.184%	1,338,164	1,337,512
Series 2004-LN2 Class A1
07/15/41	4.475%	6,278,913	6,342,407
Series 2005-LDP2 Class A3
07/15/42	4.697%	5,716,822	5,838,684
Series 2007-CB20 Class ASB
02/12/51	5.688%	3,665,000	3,863,954
LB-UBS Commercial Mortgage Trust(g)(i)
Series 2004-C6 Class A6
08/15/29	5.020%	4,000,000	4,254,341
Series 2006-C4 Class AAB
06/15/32	5.851%	7,200,000	7,667,706
Series 2007-C7 Class A3
09/15/45	5.866%	3,475,000	3,727,141
LB-UBS Commercial Mortgage Trust(i)
Series 2004-C2 Class A3
03/15/29	3.973%	1,233,230	1,263,579
Merrill Lynch Mortgage Trust
Series 2008-C1 Class A1(i)
02/12/51	4.706%	1,586,275	1,608,087
Morgan Stanley Capital I(a)(g)(i)
Series 2011-C1 Class A4
09/15/47	5.033%	5,850,000	6,063,613
Morgan Stanley Capital I(g)(i)
Series 2006-T23 Class AAB
08/12/41	5.793%	5,575,000	5,976,377
Morgan Stanley Capital I(i)
Series 2004-HQ4 Class A5
04/14/40	4.590%	131,086	130,976
Morgan Stanley Reremic Trust(a)(b)(g)(i)
Series 2010-GG10 Class A4A
08/15/45	5.808%	35,850,000	38,729,612
Morgan Stanley Reremic Trust(a)(g)(i)
Series 2009-GG10 Class A4A
08/12/45	5.808%	18,150,000	19,607,879

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities (continued)

TIAA Seasoned Commercial Mortgage Trust(g)(i)
Series 2007-C4 Class A2
08/15/39	5.702%	$2,100,000	$2,184,462
Series 2007-C4 Class A3
08/15/39	5.983%	3,605,000	3,914,740
Wachovia Bank Commercial Mortgage Trust(g)(i)
Series 2005- C22 Class AM
12/15/44	5.320%	4,000,000	4,205,975
Series 2005-C20 Class A5
07/15/42	5.087%	3,150,000	3,192,127
Series 2006-C24 Class A3
03/15/45	5.558%	9,850,000	10,715,383
Series 2006-C27 Class APB
07/15/45	5.727%	4,550,000	4,746,481
Wachovia Bank Commercial Mortgage Trust(i)
Series 2005-C16 Class A2
10/15/41	4.380%	2,149,025	2,164,698
Series 2006-C24 Class APB
03/15/45	5.576%	3,984,994	4,178,737
Series 2006-C29 Class A4
11/15/48	5.308%	2,800,000	2,999,578

Total Commercial Mortgage-Backed Securities (Cost: $385,830,894)			$396,319,274

Asset-Backed Securities (9.4%)

321 Henderson Receivables I LLC
CMO Series 2010-3A Class A(a)
12/15/48	3.820%	$2,455,956	$2,373,359
Access Group, Inc.
Series 2005-1 Class A1(g)
06/22/18	0.389%	7,330,668	7,323,247
AmeriCredit Automobile Receivables Trust
Series 2010-1 Class A3
03/17/14	1.660%	9,750,000	9,798,272
AmeriCredit Automobile Receivables Trust(g)
Series 2007-AX Class A4 (XLCA)
10/06/13	0.280%	2,686,374	2,675,126
Avis Budget Rental Car Funding AESOP LLC
Series 2010-2A Class A(a)
08/20/14	3.630%	6,800,000	6,996,349
Banc of America Funding Corp.
CMO Series 2009-R14A Class 1A1(a)(g)
09/26/37	1.359%	24,621,167	24,445,148
Bear Stearns Asset-Backed Securities Trust
Series 2006-HE9 Class 1A1(g)
11/25/36	0.300%	3,288,347	3,221,763
Carrington Mortgage Loan Trust
Series 2006-RFC1 Class A2(g)
05/25/36	0.350%	2,150,056	2,086,708
Chrysler Financial Lease Trust
Series 2010-A Class C(a)
09/16/13	4.490%	23,850,000	23,875,892
CitiFinancial Auto Issuance Trust
Series 2009-1 Class A2(a)
11/15/12	1.830%	18,946,653	18,988,597

	Coupon	Principal
Issuer	Rate	Amount	Value

Asset-Backed Securities (continued)

Citibank Credit Card Issuance Trust
Series 2008-C6 Class C6
06/20/14	6.300%	$14,495,000	$15,315,074
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC3 Class A2A(g)
03/25/37	0.360%	7,954,161	7,775,781
Countrywide Asset-Backed Certificates
Series 2005-1 Class MV1(g)
07/25/35	0.650%	2,157,028	2,153,305
Crown Castle Towers LLC
Senior Secured(a)
01/15/15	4.523%	16,900,000	17,470,375
DT Auto Owner Trust(a)
Series 2009-1 Class A1
10/15/15	2.980%	10,263,943	10,313,140
Series 2010-1A Class A2
12/17/12	0.990%	12,350,000	12,353,073
Series 2011-1A Class A
05/15/13	0.990%	8,936,500	8,936,937
Deutsche Mortgage Securities, Inc.
CMO Series 2009-RS2 Class 4A1(a)(g)
04/26/37	0.392%	6,498,434	6,403,162
First National Master Note Trust
Series 2009-1 Class A(g)
05/15/14	1.605%	7,850,000	7,855,048
Ford Credit Floorplan Master Owner Trust
Series 2006-4 Class A(g)
06/15/13	0.505%	5,550,000	5,542,368
GTP Towers Issuer LLC(a)
02/15/15	4.436%	5,350,000	5,654,517
HSI Asset Securitization Corp. Trust(g)
Series 2006-HE2 Class 2A1
12/25/36	0.300%	869,348	863,253
Series 2007-WF1 Class 2A1
05/25/37	0.310%	2,257,356	2,209,053
Hertz Vehicle Financing LLC(a)
Series 2009-2A Class A1
03/25/14	4.260%	13,350,000	14,011,374
Series 2009-2A Class A2
03/25/16	5.290%	6,500,000	7,095,457
Series 2010-1A Class A1
02/25/15	2.600%	5,600,000	5,672,292
JP Morgan Mortgage Acquisition Corp.
Series 2007-CH2 Class AV2(g)
09/25/29	0.320%	3,122,394	2,994,554
Morgan Stanley Resecuritization Trust
Series 2010-F Class A(a)(g)
06/17/13	0.504%	12,100,000	12,086,686
National Collegiate Student Loan Trust
CMO IO Series 2006-2 Class AIO
08/25/11	10.040%	6,310,491	95,256
08/25/11	20.000%	591,609	8,930
CMO IO Series 2006-3 Class AIO
01/25/12	5.880%	12,400,000	476,182
CMO IO Series 2006-4 Class AIO
02/27/12	7.420%	11,633,000	557,165

	Coupon	Principal
Issuer	Rate	Amount	Value

Asset-Backed Securities (continued)

Navistar Financial Corp. Owner Trust
Series 2010-A Class A2(a)
10/18/12	1.470%	$11,737,205	$11,760,424
Northstar Education Finance, Inc.
Series 2004-1 Class A3(g)
04/28/17	0.474%	4,905,000	4,900,433
Option One Mortgage Loan Trust
Series 2007-HL1 Class 2A1 (XLCA)(g)
02/25/38	0.370%	2,066,008	2,015,504
RAAC Series
Series 2007-SP1 Class A1(g)
03/25/37	0.400%	1,405,405	1,396,268
Renaissance Home Equity Loan Trust(g)
Series 2005-4 Class A3
02/25/36	5.565%	1,398,408	1,395,825
Series 2006-1 Class AF3
05/25/36	5.608%	328,951	269,409
Series 2006-2 Class AF3
08/25/36	5.797%	150,000	79,532
Series 2007-2 Class AF3
06/25/37	5.744%	175,000	94,256
Residential Asset Mortgage Products, Inc.
Series 2005-RS1 Class AI4
01/25/35	4.630%	5,785,068	5,404,815
Residential Asset Securities Corp.
Series 2004-KS9 Class AI4 (FGIC)(g)
02/25/32	4.610%	2,032,215	1,767,704
SBA Tower Trust(a)
04/15/40	4.254%	19,420,000	20,377,097
SLM Student Loan Trust(g)
Series 2006-A Class A2
12/15/20	0.390%	1,094,353	1,091,256
Series 2006-C Class A2
09/15/20	0.360%	6,048,776	5,978,499
Santander Drive Auto Receivables Trust
Series 2010-2 Class A2
08/15/13	0.950%	13,027,900	13,036,752
Sierra Receivables Funding Co. LLC(a)
Series 2010-1A Class A1
07/20/26	4.480%	2,536,901	2,579,376
Series 2010-2A Class A
11/20/25	3.840%	3,595,356	3,581,955
Series 2010-3A Class A
11/20/25	3.510%	3,495,621	3,465,820
Sierra Receivables Funding Co. LLC(a)(g)
Series 2007-2A Class A2 (NPFGC)
MBIA
09/20/19	1.254%	8,005,154	7,823,653
Soundview Home Equity Loan Trust(g)
Series 2006-EQ1 Class A2
10/25/36	0.360%	1,961,687	1,920,671
Series 2006-WF2 Class A2B
12/25/36	0.350%	4,048,525	3,983,595
Triad Auto Receivables Owner Trust
Series 2006-C Class A4 (AMBAC)
05/13/13	5.310%	11,506,511	11,565,859

	Coupon	Principal
Issuer	Rate	Amount	Value

Asset-Backed Securities (continued)

Series 2007-B Class A3A (AGM)
10/12/12	5.240%	$464,201	$466,106
Triad Auto Receivables Owner Trust(g)
Series 2007-A Class A4 (AGM)
02/12/14	0.316%	18,583,131	18,484,189

Total Asset-Backed Securities (Cost: $365,444,551)			$371,066,441

Inflation-Indexed Bonds (1.0%)

U.S. Treasury Inflation-Indexed Bond(b)
07/15/15	1.875%	$34,121,347	$37,544,774

Total Inflation-Indexed Bonds (Cost: $37,447,550)			$37,544,774

U.S. Treasury Obligations (11.6%)

U.S. Treasury Bills(d)
03/31/16	2.250%	$41,510,000	$41,558,567
U.S. Treasury Bills(b)
03/15/14	1.250%	4,245,000	4,243,673
02/15/21	3.625%	92,636,000	93,953,191
11/15/40	4.250%	164,251,000	157,090,642
U.S. Treasury(b)
08/31/12	0.375%	2,785,000	2,780,321
02/15/14	1.250%	3,720,000	3,721,744
02/29/16	2.125%	128,354,000	127,952,894
07/31/17	2.375%	28,000,000	27,440,000

Total U.S. Treasury Obligations (Cost: $462,749,358)			$458,741,032

U.S. Government & Agency Obligations (0.5%)

Federal National Mortgage Association
09/17/13	1.125%	$14,550,000	$14,541,386
04/01/22	8.000%	42,418	49,396
Federal National Mortgage Association(g)
07/28/15	1.750%	6,500,000	6,508,639

Total U.S. Government & Agency Obligations (Cost: $21,092,153)			$21,099,421

Foreign Government Obligations(k) (2.7%)

ARGENTINA (0.1%)

Argentina Bonos(c)
Senior Unsecured
09/12/13	7.000%	$2,881,000	$2,933,253
10/03/15	7.000%	1,860,000	1,748,400
Argentina Republic Government International Bond
Senior Unsecured(c)(g)
12/15/35	0.000%	4,660,000	752,590

Total			5,434,243

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(k) (continued)

BRAZIL (0.5%)

Brazil Notas do Tesouro Nacional(c)
01/01/13	10.000	% BRL	2,973,000	$17,900,892

EL SALVADOR (—%)

El Salvador Government International Bond
Senior Unsecured(a)(c)
06/15/35	7.650%		$1,800,000	1,793,700

INDONESIA (0.3%)

Indonesia Government International Bond(a)(c)
Senior Unsecured
01/17/18	6.875%		2,109,000	2,377,897
10/12/35	8.500%		1,338,000	1,722,675
01/17/38	7.750%		1,150,000	1,371,375
Indonesia Treasury Bond
Senior Unsecured(c)
07/15/22	10.250	% IDR	32,545,000,000	4,242,990

Total				9,714,937

MEXICO (1.1%)

Mexican Bonos(c)
12/17/15	8.000	% MXN	40,330,000	35,369,638
Pemex Project Funding Master Trust(c)
03/01/18	5.750%		2,425,000	2,565,645
01/21/21	5.500%		1,930,000	1,958,950
06/15/35	6.625%		3,368,000	3,378,485

Total				43,272,718

PHILIPPINES (0.1%)

Philippine Government International Bond(b)(c)
Senior Unsecured
01/15/21	4.000%		743,000	698,420
Philippine Government International Bond(c)
Senior Unsecured
01/14/31	7.750%		2,732,000	3,295,475

Total				3,993,895

RUSSIAN FEDERATION (0.1%)

Russian Foreign Bond — Eurobond(a)(b)(c)
Senior Unsecured
04/29/20	5.000%		2,600,000	2,632,500
Russian Foreign Bond — Eurobond(a)(c)(g)
03/31/30	7.500%		2,068,215	2,416,709

Total				5,049,209

TURKEY (0.2%)

Turkey Government International Bond(c)
Senior Unsecured
09/26/16	7.000%		590,000	668,175
04/03/18	6.750%		1,857,000	2,068,698
11/07/19	7.500%		900,000	1,047,150
03/17/36	6.875%		4,585,000	4,853,223

Total				8,637,246

	Coupon	Principal
Issuer	Rate	Amount	Value

Foreign Government Obligations(k) (continued)

URUGUAY (0.1%)

Uruguay Government International Bond(b)(c)
Senior Unsecured
03/21/36	7.625%	$2,184,000	$2,609,880
Uruguay Government International Bond(c)
05/17/17	9.250%	876,000	1,121,280

Total			3,731,160

VENEZUELA (0.2%)

Petroleos de Venezuela SA(c)
04/12/17	5.250%	6,094,000	3,680,776
Venezuela Government International Bond(a)(c)
Senior Unsecured
02/26/16	5.750%	2,181,000	1,613,940
05/07/23	9.000%	2,200,000	1,507,000
Venezuela Government International Bond(b)(c)
Senior Unsecured
10/08/14	8.500%	944,000	860,928

Total			7,662,644

Total Foreign Government Obligations (Cost: $98,499,091)			$107,190,644

	Shares	Value

Money Market Fund (12.1%)
Columbia Short-Term Cash Fund, 0.229%(l)(m)	476,735,819	$476,735,819

Total Money Market Fund (Cost: $476,735,819)		$476,735,819

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (12.2%)

Asset-Backed Commercial Paper (0.6%)

Rhein-Main Securitisation Ltd.
04/12/11	0.551%	$1,997,250	$1,997,250
Royal Park Investments Funding Corp.
04/21/11	0.510%	4,996,954	4,996,954
06/17/11	0.601%	14,977,000	14,977,000

Total			21,971,204

Certificates of Deposit (7.2%)

Australia and New Zealand Bank Group, Ltd.
06/30/11	0.400%	20,000,000	20,000,000
Bank of Nova Scotia
05/12/11	0.220%	15,000,000	15,000,000
Canadian Imperial Bank
04/07/11	0.240%	15,000,000	15,000,000
Credit Agricole
04/21/11	0.400%	20,000,494	20,000,494

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

Credit Industrial et Commercial
05/23/11	0.400%	$7,000,000	$7,000,000
06/13/11	0.400%	2,000,000	2,000,000
07/01/11	0.430%	10,000,000	10,000,000
Credit Suisse
04/15/11	0.240%	12,000,000	12,000,000
Den Danske Bank
04/01/11	0.190%	15,000,000	15,000,000
Deutsche Bank AG
07/08/11	0.320%	20,000,000	20,000,000
KBC Bank NV
04/29/11	0.450%	12,000,000	12,000,000
N.V. Bank Nederlandse Gemeenten
04/27/11	0.380%	5,000,000	5,000,000
Natixis
05/09/11	0.503%	19,000,000	19,000,000
Norinchukin Bank
04/06/11	0.350%	16,000,000	16,000,000
05/13/11	0.350%	5,000,000	5,000,000
Overseas Chinese Banking Corp.
04/12/11	0.400%	10,000,000	10,000,000
Rabobank Group
04/27/11	0.298%	15,000,000	15,000,000
Societe Generale
07/01/11	0.363%	15,000,000	15,000,000
Sumitomo Trust & Banking Co., Ltd.
04/21/11	0.510%	10,000,000	10,000,000
Union Bank of Switzerland
04/18/11	0.334%	12,000,000	12,000,000
United Overseas Bank Ltd.
05/23/11	0.400%	10,000,000	10,000,000
Westpac Banking Corp.
05/09/11	0.230%	20,000,000	20,000,000

Total			285,000,494

Commercial Paper (0.5%)

Cancara Asset Securitisation LLC
04/20/11	0.250%	9,998,055	9,998,055
Macquarie Bank Ltd.
06/30/11	0.400%	9,989,778	9,989,778

Total			19,987,833

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Money Market Fund (1.0%)

JP Morgan Prime Money Market Fund, 0.010%(l)		$40,000,000	$40,000,000

Other Short-Term Obligations (0.2%)

Goldman Sachs Group, Inc. (The)
04/14/11	0.270%	7,000,000	7,000,000

Repurchase Agreements (2.7%)

Barclays Capital, Inc.
dated 10/13/10, matures 04/15/11, repurchase price $20,002,250(n)
	0.270%	20,000,000	20,000,000
Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11, repurchase price $50,000,319(n)
	0.230%	50,000,000	50,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $5,554,188(n)
	0.160%	5,554,163	5,554,163
Merrill Lynch Pierce Fenner & Smith, Inc.
dated 01/18/11, matures 04/18/11, repurchase price $5,000,750(n)
	0.300%	5,000,000	5,000,000
Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $15,000,117(n)
	0.280%	15,000,000	15,000,000
RBS Securities, Inc.
dated 08/18/10, matures 05/05/11, repurchase price $10,002,625(n)
	0.270%	10,000,000	10,000,000

Total			105,554,163

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $479,513,694)			$479,513,694

Total Investments
(Cost: $5,051,348,990)(o)			$5,140,710,420(p)
Other Assets & Liabilities, Net			(1,199,199,911)

Net Assets			$3,941,510,509

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

U.S. Treasury Note, 2-year	(411)	$(89,649,375)	July 2011	$—	$(45,572)
U.S. Treasury Note, 5-year	(358)	(41,810,483)	July 2011	369,324	—
U.S. Treasury Note, 10-year	(149)	(17,735,656)	June 2011	—	(21,176)
U.S. Treasury Ultra Bond, 30-year	189	23,353,313	June 2011	140,373	—

Total				$509,697	$(66,748)

Forward Foreign Currency Exchange Contracts Open at March 31, 2011

		Currency to be	Currency to be	Unrealized	Unrealized
Counterparty	Exchange Date	Delivered	Received	Appreciation	Depreciation

Goldman, Sachs & Co.	April 20, 2011	22,977,000	22,995,726	$—	$(723,725)
		(AUD)	(USD)

HSBC Securities (USA), Inc.	April 20, 2011	35,781,000	38,679,026	—	(280,726)
		(CHF)	(USD)

HSBC Securities (USA), Inc.	April 20, 2011	353,000	385,455	1,095	—
		(CHF)	(USD)

Goldman, Sachs & Co.	April 20, 2011	1,285,861,000	15,737,655	277,492	—
		(JPY)	(USD)

State Street Bank & Trust Company	April 20, 2011	23,570,273	23,032,000	177,944	—
		(USD)	(CAD)

Barclays Bank PLC	April 20, 2011	16,007,719	9,831,000	—	(239,616)
		(USD)	(GBP)

HSBC Securities (USA), Inc.	April 20, 2011	39,132,880	219,836,000	585,826	—
		(USD)	(NOK)

Total				$1,042,357	$(1,244,067)

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $718,794,273 or 18.24% of net assets.

(b)	At March 31, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 9.17% of net assets.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2011 was $1,389,042, representing 0.04% of net assets. Information concerning such security holdings at March 31, 2011 was as follows:

	Acquisition
Security Description	Dates	Cost

United Artists Theatre Circuit, Inc.	12/08/95	$1,387,238
1995-A Pass-Through Certificates
9.300% 2015

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2011, the value of these securities amounted to $13,389,042, which represents 0.34% of net assets.

(g)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2011.

(h)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2011:

Security	Principal	Settlement	Proceeds
Description	Amount	Date	Receivable	Value

Federal National Mortgage Association
04/01/41 5.000%	$16,685,000	04/13/11	$17,427,352	$17,456,681

(i)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)	At March 31, 2011, investments in securities included securities valued at $5,155,081 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(l)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(m)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$322,075,929	$462,317,897	$(307,658,007)	$—	$476,735,819	$250,605	$476,735,819

(n)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$1,325,188
Arabella Ltd	1,883,977
BP Capital Markets PLC	682,937
BPCE	2,666,563
Dexia Delaware LLC	3,051,751
Electricite De France	2,398,880
European Investment Bank	1,903,198
Nationwide Building	1,304,094
Skandin Ens Banken AG	2,318,653
Societe Generale	3,464,759

Total Market Value of Collateral Securities	$21,000,000

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$6,944
Fannie Mae Interest Strip	2,702,384
Fannie Mae Pool	23,801,781
Fannie Mae Principal Strip	254,702
Fannie Mae REMICS	792,570
Federal Farm Credit Bank	454,611
Federal Home Loan Banks	674,531
Federal Home Loan Mortgage Corp	395,172
Federal National Mortgage Association	309,096
FHLMC Structured Pass Through Securities	138,408
Freddie Mac Coupon Strips	2,995
Freddie Mac Gold Pool	3,373,147
Freddie Mac Non Gold Pool	10,220,333
Freddie Mac REMICS	1,012,473
Freddie Mac Strips	263,288
Ginnie Mae I Pool	715,321
Ginnie Mae II Pool	2,175,908
Government National Mortgage Association	844,956
LMA SA & LMA Americas	2,392
Metlife Short Term Funding	3,285
Sanofi-Aventis	10,212
Silver Tower US Fund	2,280
Suncorp-Metway Ltd	7,011
United States Treasury Inflation Indexed Bonds	150,224
United States Treasury Strip Coupon	2,447,803
United States Treasury Strip Principal	238,178

Total Market Value of Collateral Securities	$51,000,005

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$5,665,246

Total Market Value of Collateral Securities	$5,665,246

Merrill Lynch Pierce Fenner & Smith, Inc. (0.300%)

Security Description	Value

Breeds Hill Capital Ltd	$2,386,690
LMA SA & LMA Americas	80,684
Metlife Short Term Funding	709,608
Sanofi-Aventis	743,018
Silver Tower US Fund	707,367
Suncorp-Metway Ltd	622,633

Total Market Value of Collateral Securities	$5,250,000

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$138,334
Fannie Mae Pool	7,766,249
Fannie Mae Principal Strip	132,966
Fannie Mae Whole Loan	126,408
Federal Farm Credit Bank	1,592,984
Federal Farm Credit Discount Notes	193,375
Federal Home Loan Bank Discount Notes	715,181
Federal Home Loan Banks	1,098,182
Federal Home Loan Mortgage Corp	78,763
Federal National Mortgage Association	909,596
FHLMC Structured Pass Through Securities	109,445
Freddie Mac Gold Pool	727,607
Freddie Mac Non Gold Pool	1,705,637
Government National Mortgage Association	5,273

Total Market Value of Collateral Securities	$15,300,000

RBS Securities, Inc. (0.270%)

Security Description	Value

Fannie Mae REMICS	$1,546,474
FHLMC Structured Pass Through Securities	3,529,088
Freddie Mac REMICS	3,936,888
Freddie Mac Strips	1,081,557
Government National Mortgage Association	106,027

Total Market Value of Collateral Securities	$10,200,034

(o)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $5,051,349,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$116,814,000
Unrealized Depreciation	(27,453,000)

Net Unrealized Appreciation	$89,361,000

(p)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
IO	Interest Only
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
XLCA	XL Capital Assurance
Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
GBP	Pound Sterling
IDR	Indonesian Rupiah

JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	US Dollar
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes
Entertainment	$—	$7,428,657	$1,389,042	$8,817,699
All Other Industries	—	1,244,735,857	—	1,244,735,857
Residential Mortgage-Backed Securities - Agency	—	1,371,488,120	—	1,371,488,120
Residential Mortgage-Backed Securities - Non-Agency	—	129,685,756	37,771,889	167,457,645
Commercial Mortgage-Backed Securities	—	396,319,274	—	396,319,274
Asset-Backed Securities	—	371,066,441	—	371,066,441
Inflation-Indexed Bonds	—	37,544,774	—	37,544,774
U.S. Treasury Obligations	458,741,032	—	—	458,741,032
U.S. Government & Agency Obligations	—	21,099,421	—	21,099,421
Foreign Government Obligations	—	107,190,644	—	107,190,644

Total Bonds	458,741,032	3,686,558,944	39,160,931	4,184,460,907

Other
Affiliated Money Market Fund(c)	476,735,819	—	—	476,735,819
Investments of Cash Collateral Received for Securities on Loan	40,000,000	439,513,694	—	479,513,694

Total Other	516,735,819	439,513,694	—	956,249,513

Investments in Securities	975,476,851	4,126,072,638	39,160,931	5,140,710,420
Derivatives(d)
Assets
Futures Contracts	509,697	—	—	509,697
Forward Foreign Currency Exchange Contracts	—	1,042,357	—	1,042,357
Liabilities
Futures Contracts	(66,748)	—	—	(66,748)
Forward Foreign Currency Exchange Contracts	—	(1,244,067)	—	(1,244,067)

Total	$975,919,800	$4,125,870,928	$39,160,931	$5,140,951,659

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.
(d) Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Corporate	Mortgage-Backed
	Bonds	Securities - Non-	Asset-Backed
	& Notes	Agency	Securities	Total

Balance as of December 31, 2010	$1,508,144	$26,338,013	$12,547,813	$40,393,970
Accrued discounts/premiums	—	(20,193)	9,795	(10,398)
Realized gain (loss)	—	26,551	(1,777)	24,774
Change in unrealized appreciation (depreciation)*	2,860	239,489	(103,605)	138,744
Sales	(121,962)	(2,440,105)	(12,452,226)	(15,014,293)
Purchases	—	13,628,134	—	13,628,134
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of March 31, 2011	$1,389,042	$37,771,889	$—	$39,160,931

* Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2011 was $242,349, which is comprised of Corporate Bonds & Notes of $2,860 and Residential Mortgage-Backed Securities - Non-Agency of $239,489.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Variable Portfolio - Diversified Equity Income Fund
(formerly known as RiverSource Variable Portfolio - Diversified Equity Income Fund)

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (98.7%)

CONSUMER DISCRETIONARY (7.6%)

Auto Components (0.1%)

Johnson Controls, Inc.	100,890	$4,193,997

Automobiles (1.1%)

Ford Motor Co.(a)(b)	2,414,674	36,002,789

Hotels, Restaurants & Leisure (0.9%)

Carnival Corp.(c)	770,760	29,566,354

Household Durables (0.5%)

DR Horton, Inc.(a)	213,222	2,484,036
KB Home(a)	139,818	1,739,336
Lennar Corp., Class A(a)	228,889	4,147,469
Pulte Group, Inc.(a)(b)	400,090	2,960,666
Stanley Black & Decker, Inc.	79,413	6,083,036

Total		17,414,543

Media (1.7%)

Comcast Corp., Class A	406,058	10,037,754
Regal Entertainment Group, Class A(a)	1,126,092	15,202,242
Time Warner, Inc.(a)	310,163	11,072,819
Viacom, Inc., Class B	383,616	17,845,816

Total		54,158,631

Multiline Retail (1.9%)

Macy’s, Inc.	704,706	17,096,168
Nordstrom, Inc.(a)	219,359	9,844,832
Target Corp.	677,814	33,897,478

Total		60,838,478

Specialty Retail (1.4%)

Home Depot, Inc.	962,620	35,674,697
Staples, Inc.	571,036	11,089,519

Total		46,764,216

TOTAL CONSUMER DISCRECTIONARY		248,939,008

CONSUMER STAPLES (5.2%)

Food & Staples Retailing (0.9%)

Wal-Mart Stores, Inc.	533,365	27,761,648

Tobacco (4.3%)

Lorillard, Inc.	1,169,779	111,140,703
Philip Morris International, Inc.	440,018	28,878,381

Total		140,019,084

TOTAL CONSUMER STAPLES		167,780,732

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (16.8%)

Energy Equipment & Services (4.6%)

Baker Hughes, Inc.	342,061	$25,117,539
Halliburton Co.	1,016,109	50,642,873
McDermott International, Inc.(b)(c)	1,280,666	32,516,110
National Oilwell Varco, Inc.	239,713	19,002,049
Schlumberger Ltd.(c)	100,513	9,373,842
Tenaris SA, ADR(a)(c)	251,445	12,436,470

Total		149,088,883

Oil, Gas & Consumable Fuels (12.2%)

Anadarko Petroleum Corp.	445,099	36,462,510
Apache Corp.	561,259	73,480,028
Chevron Corp.	756,959	81,320,106
ConocoPhillips	378,677	30,241,145
Devon Energy Corp.	141,109	12,949,573
Exxon Mobil Corp.	1,179,408	99,223,595
Marathon Oil Corp.	555,774	29,628,312
Occidental Petroleum Corp.	168,700	17,627,463
Total SA, ADR(c)	274,320	16,725,291

Total		397,658,023

TOTAL ENERGY		546,746,906

FINANCIALS (17.1%)

Capital Markets (3.8%)

Artio Global Investors, Inc.(a)	331,149	5,351,368
Goldman Sachs Group, Inc. (The)	454,932	72,093,074
Morgan Stanley	1,640,808	44,826,874

Total		122,271,316

Commercial Banks (0.6%)

U.S. Bancorp(a)	202,946	5,363,863
Wells Fargo & Co.	455,301	14,433,042

Total		19,796,905

Diversified Financial Services (6.1%)

Bank of America Corp.	7,301,552	97,329,688
JPMorgan Chase & Co.	2,207,622	101,771,374

Total		199,101,062

Insurance (5.5%)

ACE Ltd.(c)	463,034	29,958,300
Axis Capital Holdings Ltd.(c)	178,446	6,231,334
Endurance Specialty Holdings Ltd.(a)(c)	193,134	9,428,802
MetLife, Inc.	609,580	27,266,513
PartnerRe Ltd.(c)	96,961	7,683,190
Travelers Companies, Inc. (The)	318,725	18,957,763
XL Group PLC(c)	3,303,232	81,259,507

Total		180,785,409

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Real Estate Investment Trusts (REITs) (1.1%)

AvalonBay Communities, Inc.(a)	52,154	$6,262,652
Equity Residential(a)	114,140	6,438,637
Pebblebrook Hotel Trust(a)	316,224	7,004,362
ProLogis	567,229	9,064,320
Ventas, Inc.(a)	114,260	6,204,318

Total		34,974,289

TOTAL FINANCIALS		556,928,981

HEALTH CARE (10.0%)

Biotechnology (0.7%)

Gilead Sciences, Inc.(b)	497,184	21,100,489

Health Care Providers & Services (1.5%)

HCA Holdings, Inc.(b)	343,428	11,631,906
UnitedHealth Group, Inc.	503,703	22,767,376
WellPoint, Inc.	224,086	15,638,962

Total		50,038,244

Life Sciences Tools & Services (3.5%)

Agilent Technologies, Inc.(b)	468,357	20,973,026
Life Technologies Corp.(b)	949,721	49,784,375
Thermo Fisher Scientific, Inc.(b)	777,016	43,163,239

Total		113,920,640

Pharmaceuticals (4.3%)

Bristol-Myers Squibb Co.(a)	1,374,985	36,340,854
Merck & Co., Inc.	926,227	30,574,753
Novartis AG, ADR(a)(c)	413,449	22,470,953
Pfizer, Inc.	1,847,132	37,515,251
Teva Pharmaceutical Industries Ltd., ADR(c)	290,513	14,575,037

Total		141,476,848

TOTAL HEALTH CARE		326,536,221

INDUSTRIALS (18.1%)

Aerospace & Defense (2.5%)

Boeing Co. (The)(a)	342,646	25,331,819
Goodrich Corp.	206,463	17,658,780
Honeywell International, Inc.	365,007	21,794,568
Lockheed Martin Corp.(a)	206,154	16,574,782

Total		81,359,949

Air Freight & Logistics (0.6%)

United Parcel Service, Inc., Class B	240,795	17,895,885

Airlines (0.6%)

Delta Air Lines, Inc.(b)	571,984	5,605,443
U.S. Airways Group, Inc.(a)(b)	293,128	2,553,145

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Airlines (cont.)

United Continental Holdings, Inc.(a)(b)	565,001	$12,989,373

Total		21,147,961

Construction & Engineering (0.4%)

Fluor Corp.	198,453	14,618,048

Electrical Equipment (4.1%)

ABB Ltd., ADR(a)(b)(c)	1,510,694	36,543,688
Babcock & Wilcox Co. (The)(b)	535,958	17,890,278
Cooper Industries PLC(c)	653,181	42,391,447
Emerson Electric Co.	350,609	20,486,084
Hubbell, Inc., Class B	212,184	15,071,429

Total		132,382,926

Industrial Conglomerates (3.8%)

3M Co.(a)	349,822	32,708,357
Siemens AG, ADR(c)	443,830	60,955,612
Tyco International Ltd.(c)	637,862	28,557,082

Total		122,221,051

Machinery (5.4%)

Caterpillar, Inc.(a)	304,717	33,930,238
Deere & Co.(a)	359,402	34,822,460
Eaton Corp.	493,064	27,335,468
Illinois Tool Works, Inc.(a)	585,847	31,471,701
Ingersoll-Rand PLC(a)(c)	412,725	19,938,745
Parker Hannifin Corp.	304,701	28,849,090

Total		176,347,702

Road & Rail (0.7%)

Union Pacific Corp.	222,283	21,857,087

TOTAL INDUSTRIALS		587,830,609

INFORMATION TECHNOLOGY (10.5%)

Communications Equipment (0.5%)

Nokia OYJ, ADR(a)(c)	1,847,811	15,724,872

Computers & Peripherals (0.8%)

Hewlett-Packard Co.	109,706	4,494,655
Western Digital Corp.(b)	522,504	19,484,174

Total		23,978,829

Electronic Equipment, Instruments & Components (0.4%)

TE Connectivity Ltd.(c)	389,657	13,567,857

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

IT Services (3.8%)

Accenture PLC, Class A(c)	495,284	$27,225,761
Computer Sciences Corp.	241,020	11,744,904
IBM Corp.(a)	286,953	46,793,426
Mastercard, Inc., Class A	150,733	37,942,511

Total		123,706,602

Semiconductors & Semiconductor Equipment (1.9%)

Intel Corp.	2,043,138	41,210,093
Microchip Technology, Inc.(a)	524,454	19,934,497

Total		61,144,590

Software (3.1%)

Microsoft Corp.	2,577,337	65,361,266
Oracle Corp.	1,096,846	36,601,751

Total		101,963,017

TOTAL INFORMATION TECHNOLOGY		340,085,767

MATERIALS (6.2%)

Chemicals (3.6%)

Air Products & Chemicals, Inc.	158,995	14,338,169
Dow Chemical Co. (The)(a)	903,404	34,103,501
EI du Pont de Nemours & Co.	931,025	51,178,444
Huntsman Corp.(a)	1,069,526	18,588,362

Total		118,208,476

Construction Materials (0.3%)

Cemex SAB de CV, ADR(a)(b)(c)	1,163,357	10,388,781

Metals & Mining (2.3%)

Alcoa, Inc.(a)	397,809	7,021,329
Freeport-McMoRan Copper & Gold, Inc.	513,670	28,534,369
Nucor Corp.(a)	233,014	10,723,304
Rio Tinto PLC, ADR(a)(c)	167,269	11,896,171
Vale SA, ADR(a)(c)	287,046	9,572,984
Xstrata PLC(c)	287,280	6,714,648

Total		74,462,805

TOTAL MATERIALS		203,060,062

TELECOMMUNICATION SERVICES (4.9%)

Diversified Telecommunication Services (4.7%)

AT&T, Inc.	2,488,244	76,140,266
CenturyLink, Inc.(a)	135,403	5,625,995
Deutsche Telekom AG, ADR(a)(c)	582,181	8,968,498
Frontier Communications Corp.(a)	415,727	3,417,276
Qwest Communications International, Inc.	2,951,224	20,156,860
Verizon Communications, Inc.(a)	688,499	26,534,752

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES (CONTINUED)

Diversified Telecommunication Services (cont.)

Windstream Corp.(a)	869,959	$11,196,372

Total		152,040,019

Wireless Telecommunication Services (0.2%)

Sprint Nextel Corp.(a)(b)	1,698,386	7,880,511

TOTAL TELECOMMUNICATION SERVICES		159,920,530

UTILITIES (2.3%)

Electric Utilities (1.3%)

American Electric Power Co., Inc.	338,637	11,899,704
Entergy Corp.	153,700	10,330,177
FirstEnergy Corp.	256,983	9,531,499
NextEra Energy, Inc.	161,222	8,886,557

Total		40,647,937

Multi-Utilities (1.0%)

Dominion Resources, Inc.(a)	447,421	19,999,719
Sempra Energy	242,208	12,958,128

Total		32,957,847

TOTAL UTILITIES		73,605,784

Total Common Stocks (Cost: $2,401,793,645)		$3,211,434,600

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds (0.2%)

BUILDING MATERIALS (0.2%)

Cemex SAB de CV Subordinated Notes(c)(d)
03/15/18	3.750%	$5,139,000	$5,308,587

Total Convertible Bonds (Cost: $5,139,000)			$5,308,587

	Shares	Value

Money Market Fund (0.9%)
Columbia Short-Term Cash Fund, 0.229%(e)(f)	28,342,867	$28,342,867

Total Money Market Fund (Cost: $28,342,867)		$28,342,867

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (14.7%)

Asset-Backed Commercial Paper (0.9%)

Antalis US Funding Corp.
04/08/11	0.260%	$14,999,133	$14,999,133
Royal Park Investments Funding Corp.
06/17/11	0.601%	14,977,000	14,977,000

Total			29,976,133

Certificates of Deposit (9.0%)

Australia and New Zealand Bank Group, Ltd.
06/30/11	0.400%	15,000,000	15,000,000
Bank of Nova Scotia
05/12/11	0.220%	15,000,000	15,000,000
Canadian Imperial Bank
04/07/11	0.240%	10,000,000	10,000,000
Credit Agricole
04/21/11	0.400%	15,000,370	15,000,370
Credit Industrial et Commercial
04/04/11	0.500%	5,000,000	5,000,000
07/01/11	0.430%	5,000,000	5,000,000
Credit Suisse
04/15/11	0.240%	15,000,000	15,000,000
DZ Bank AG
04/08/11	0.400%	3,000,000	3,000,000
Deutsche Bank AG
07/08/11	0.320%	15,000,000	15,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/18/11	0.350%	9,991,355	9,991,355
06/08/11	0.340%	5,000,000	5,000,000
Natixis
05/09/11	0.503%	20,000,000	20,000,000
Norinchukin Bank
04/06/11	0.350%	15,000,000	15,000,000
05/09/11	0.350%	5,000,000	5,000,000
Nykredit Bank
04/18/11	0.450%	14,000,000	14,000,000
Pohjola Bank PLC
06/10/11	0.470%	10,000,000	10,000,000
06/16/11	0.460%	10,000,000	10,000,000
Rabobank Group
04/27/11	0.298%	15,000,000	15,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	4,000,000	4,000,000
Sumitomo Trust & Banking Co., Ltd.
05/25/11	0.370%	4,995,430	4,995,430
Svenska Handelsbank
04/01/11	0.110%	20,000,000	20,000,000
Swedbank AB
04/05/11	0.170%	15,000,000	15,000,000
Union Bank of Switzerland
04/18/11	0.333%	15,000,000	15,000,000
United Overseas Bank Ltd.
04/18/11	0.390%	6,000,000	6,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

05/23/11	0.400%	$5,000,000	$5,000,000
Westpac Banking Corp.
05/09/11	0.230%	20,000,000	20,000,000

Total			291,987,155

Commercial Paper (0.7%)

ASB Finance Ltd.
05/03/11	0.391%	4,990,575	4,990,575
Cancara Asset Securitisation LLC
04/20/11	0.250%	11,997,667	11,997,667
Macquarie Bank Ltd.
06/30/11	0.400%	4,994,889	4,994,889

Total			21,983,131

Other Short-Term Obligations (0.3%)

Goldman Sachs Group, Inc. (The)
04/14/11	0.270%	7,000,000	7,000,000
Natixis Financial Products LLC
04/01/11	0.470%	4,000,000	4,000,000

Total			11,000,000

Repurchase Agreements (3.8%)

Barclays Capital, Inc.
dated 11/04/10, matures 04/15/11, repurchase price $3,000,338(g)
	0.270%	3,000,000	3,000,000
Citigroup Global Markets, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $23,000,083(g)
	0.130%	23,000,000	23,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $9,889,018(g)
	0.160%	9,888,974	9,888,974
MF Global Holdings Ltd.
dated 03/31/11, matures 04/01/11, repurchase price $25,000,174(g)
	0.250%	25,000,000	25,000,000
Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $16,000,124(g)
	0.280%	16,000,000	16,000,000
Natixis Financial Products, Inc.
dated 3/31/11, matures 04/01/11, repurchase price $20,000,072(g)
	0.130%	20,000,000	20,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Pershing LLC
dated 03/31/11, matures 04/01/11, repurchase price $28,000,171(g)
	0.220%	$28,000,000	$28,000,000

Total			124,888,974

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $479,835,393)			$479,835,393

Total Investments (Cost: $2,915,110,905)			$3,724,921,447(h)
Other Assets & Liabilities, Net			(470,435,119)

Net Assets			$3,254,486,328

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
(a)	At March 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 17.51% of net assets.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $5,308,587 or 0.16% of net assets.

(e)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$72,031,834	$118,015,890	$(161,704,857)	$—	$28,342,867	$29,417	$28,342,867
(f)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$198,778
Arabella Ltd	282,597
BP Capital Markets PLC	102,440
BPCE	399,985
Dexia Delaware LLC	457,763
Electricite De France	359,831
European Investment Bank	285,480
Nationwide Building	195,614
Skandin Ens Banken AG	347,798
Societe Generale	519,714

Total Market Value of Collateral Securities	$3,150,000

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value

Fannie Mae Benchmark REMIC	$101,498
Fannie Mae REMICS	7,506,841
Fannie Mae Whole Loan	174,959
Fannie Mae-Aces	47,184
Freddie Mac Reference REMIC	703,457
Freddie Mac REMICS	11,467,303
Government National Mortgage Association	3,458,758

Total Market Value of Collateral Securities	$23,460,000

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$10,086,753

Total Market Value of Collateral Securities	$10,086,753

MF Global Holdings Ltd. (0.250%)

Security Description	Value

Ginnie Mae I Pool	$15,232,869
Ginnie Mae II Pool	10,267,438

Total Market Value of Collateral Securities	$25,500,307

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$147,556
Fannie Mae Pool	8,283,999
Fannie Mae Principal Strip	141,830
Fannie Mae Whole Loan	134,836
Federal Farm Credit Bank	1,699,183
Federal Farm Credit Discount Notes	206,267
Federal Home Loan Bank Discount Notes	762,859
Federal Home Loan Banks	1,171,395
Federal Home Loan Mortgage Corp	84,014
Federal National Mortgage Association	970,235
FHLMC Structured Pass Through Securities	116,742
Freddie Mac Gold Pool	776,114
Freddie Mac Non Gold Pool	1,819,346
Government National Mortgage Association	5,624

Total Market Value of Collateral Securities	$16,320,000

Natixis Financial Products, Inc. (0.130%)

Security Description	Value

Fannie Mae Interest Strip	$398,076
Fannie Mae Pool	279,772
Fannie Mae REMICS	10,441,368
Freddie Mac REMICS	5,942,880
Government National Mortgage Association	756,877
United States Treasury Note/Bond	2,581,105

Total Market Value of Collateral Securities	$20,400,078

Pershing LLC (0.220%)

Security Description	Value

Fannie Mae Benchmark REMIC	$49,867
Fannie Mae REMICS	8,166,295
Fannie Mae Whole Loan	30,328
Freddie Mac REMICS	11,790,976
Government National Mortgage Association	7,003,974
United States Treasury Bill	1,518,560

Total Market Value of Collateral Securities	$28,560,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$248,939,008	$—	$—	$248,939,008
Consumer Staples	167,780,732	—	—	167,780,732
Energy	546,746,906	—	—	546,746,906
Financials	556,928,981	—	—	556,928,981
Health Care	326,536,221	—	—	326,536,221
Industrials	587,830,609	—	—	587,830,609
Information Technology	340,085,767	—	—	340,085,767
Materials	196,345,414	6,714,648	—	203,060,062
Telecommunication Services	150,952,032	8,968,498	—	159,920,530
Utilities	73,605,784	—	—	73,605,784

Total Equity Securities	3,195,751,454	15,683,146	—	3,211,434,600

Bonds
Convertible Bonds	—	5,308,587	—	5,308,587

Total Bonds	—	5,308,587	—	5,308,587

Other
Affiliated Money Market Fund(c)	28,342,867	—	—	28,342,867
Investments of Cash Collateral Received for Securities on Loan	—	479,835,393	—	479,835,393

Total Other	28,342,867	479,835,393	—	508,178,260

Total	$3,224,094,321	$500,827,126	$—	$3,724,921,447

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)  There were no significant transfers between Levels 1 and 2 during the period.
(c)  Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Portfolio of Investments
Columbia Variable Portfolio - Dynamic Equity Fund
(formerly known as RiverSource Variable Portfolio - Dynamic Equity Fund)

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (99.4%)

CONSUMER DISCRETIONARY (10.4%)

Auto Components (1.4%)

Lear Corp.	391,000	$19,108,170
TRW Automotive Holdings Corp.(a)(b)	14,900	820,692

Total		19,928,862

Automobiles (0.3%)

Ford Motor Co.(a)(b)	268,257	3,999,712

Media (0.7%)

Comcast Corp., Class A	275,000	6,798,000
Viacom, Inc., Class B	78,355	3,645,074

Total		10,443,074

Multiline Retail (1.8%)

Dillard’s, Inc., Class A(a)	425,687	17,078,562
Dollar Tree, Inc.(b)	140,800	7,817,216

Total		24,895,778

Specialty Retail (5.2%)

Advance Auto Parts, Inc.(a)	244,000	16,011,280
Aeropostale, Inc.(a)(b)	297,700	7,240,064
AutoZone, Inc.(b)	50,900	13,924,204
Finish Line, Inc., Class A (The)(a)	345,500	6,858,175
Gap, Inc. (The)(a)	29,963	678,962
Limited Brands, Inc.	110,035	3,617,951
Rent-A-Center, Inc.(a)	387,879	13,540,856
Ross Stores, Inc.(a)	128,700	9,153,144
TJX Companies, Inc.	58,617	2,915,023

Total		73,939,659

Textiles, Apparel & Luxury Goods (1.0%)

Deckers Outdoor Corp.(a)(b)	96,130	8,281,600
Nike, Inc., Class B	66,620	5,043,134
VF Corp.(a)	4,459	439,345

Total		13,764,079

TOTAL CONSUMER DISCRECTIONARY		146,971,164

CONSUMER STAPLES (9.8%)

Food & Staples Retailing (2.3%)

Wal-Mart Stores, Inc.	563,810	29,346,311
Walgreen Co.	78,689	3,158,576

Total		32,504,887

Food Products (2.2%)

Hershey Co. (The)(a)	360,800	19,609,480
Hormel Foods Corp.(a)	24,460	680,966
Tyson Foods, Inc., Class A(a)	597,600	11,467,944

Total		31,758,390

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Household Products (1.0%)

Procter & Gamble Co. (The)	228,235	$14,059,276

Personal Products (0.5%)

Herbalife Ltd.(c)	60,500	4,922,280
Nu Skin Enterprises, Inc., Class A(a)	56,485	1,623,944

Total		6,546,224

Tobacco (3.8%)

Lorillard, Inc.(a)	289,100	27,467,391
Philip Morris International, Inc.	400,084	26,257,513

Total		53,724,904

TOTAL CONSUMER STAPLES		138,593,681

ENERGY (12.8%)

Energy Equipment & Services (2.1%)

Diamond Offshore Drilling, Inc.(a)	17,497	1,359,517
Halliburton Co.	102,244	5,095,841
National Oilwell Varco, Inc.	183,572	14,551,753
Noble Corp.(a)(c)	9,518	434,211
Oceaneering International, Inc.(a)(b)	100,300	8,971,835

Total		30,413,157

Oil, Gas & Consumable Fuels (10.7%)

Apache Corp.	144,739	18,949,230
Chevron Corp.	456,314	49,021,813
ConocoPhillips	527,042	42,089,574
Exxon Mobil Corp.	338,414	28,470,770
Marathon Oil Corp.	29,784	1,587,785
QEP Resources, Inc.	135,249	5,482,994
Valero Energy Corp.	82,722	2,466,770
W&T Offshore, Inc.(a)	104,400	2,379,276

Total		150,448,212

TOTAL ENERGY		180,861,369

FINANCIALS (15.6%)

Capital Markets (1.2%)

Franklin Resources, Inc.	40,458	5,060,486
Goldman Sachs Group, Inc. (The)	49,900	7,907,653
T Rowe Price Group, Inc.(a)	52,223	3,468,652
Waddell & Reed Financial, Inc., Class A	27,300	1,108,653

Total		17,545,444

Commercial Banks (1.2%)

CIT Group, Inc.(a)(b)	268,028	11,404,591
Fifth Third Bancorp	163,029	2,262,843
KeyCorp	321,335	2,853,455

Total		16,520,889

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Consumer Finance (2.9%)

Capital One Financial Corp.(a)	549,200	$28,536,432
Discover Financial Services	481,304	11,609,053

Total		40,145,485

Diversified Financial Services (3.2%)

Citigroup, Inc.(b)	3,773,060	16,676,925
JPMorgan Chase & Co.	535,400	24,681,940
NASDAQ OMX Group, Inc. (The)(b)	167,200	4,320,448

Total		45,679,313

Insurance (4.7%)

Allstate Corp. (The)	46,141	1,466,361
American Equity Investment Life Holding Co.(a)	104,000	1,364,480
AON Corp.	26,768	1,417,633
Brown & Brown, Inc.(a)	387,900	10,007,820
CNO Financial Group, Inc.(a)(b)	94,345	708,531
Hartford Financial Services Group, Inc.(a)	539,843	14,537,972
Lincoln National Corp.(a)	268,019	8,051,291
Protective Life Corp.	378,500	10,049,175
Reinsurance Group of America, Inc.(a)	274,300	17,220,554
Torchmark Corp.	23,000	1,529,040

Total		66,352,857

Real Estate Investment Trusts (REITs) (2.4%)

Apartment Investment & Management Co., Class A(a)	638,200	16,254,954
CBL & Associates Properties, Inc.(a)	282,119	4,914,513
Colonial Properties Trust(a)	103,200	1,986,600
MFA Financial, Inc.	170,679	1,399,568
Simon Property Group, Inc.	82,622	8,853,773

Total		33,409,408

TOTAL FINANCIALS		219,653,396

HEALTH CARE (11.3%)

Biotechnology (3.0%)

Biogen Idec, Inc.(b)	343,700	25,224,143
Cephalon, Inc.(a)(b)	19,352	1,466,494
Gilead Sciences, Inc.(b)	363,500	15,426,940

Total		42,117,577

Health Care Equipment & Supplies (0.2%)

Becton Dickinson and Co.	16,572	1,319,463
CR Bard, Inc.(a)	8,989	892,697

Total		2,212,160

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Providers & Services (3.5%)

Cardinal Health, Inc.	20,573	$846,168
Express Scripts, Inc.(b)	42,630	2,370,654
Humana, Inc.(b)	210,870	14,748,248
McKesson Corp.	18,754	1,482,504
UnitedHealth Group, Inc.	664,887	30,052,892

Total		49,500,466

Pharmaceuticals (4.6%)

Abbott Laboratories	305,530	14,986,246
Bristol-Myers Squibb Co.(a)	229,878	6,075,676
Eli Lilly & Co.	685,112	24,095,389
Forest Laboratories, Inc.(b)	128,182	4,140,279
Johnson & Johnson	270,560	16,030,680

Total		65,328,270

TOTAL HEALTH CARE		159,158,473

INDUSTRIALS (11.5%)

Aerospace & Defense (3.0%)

General Dynamics Corp.	109,901	8,414,021
Huntington Ingalls Industries, Inc.(b)	3,574	148,307
Lockheed Martin Corp.(a)	102,652	8,253,221
Northrop Grumman Corp.	21,442	1,344,628
Raytheon Co.	231,278	11,765,112
United Technologies Corp.	150,462	12,736,608

Total		42,661,897

Air Freight & Logistics (0.3%)

United Parcel Service, Inc., Class B	47,800	3,552,496

Commercial Services & Supplies (1.5%)

Pitney Bowes, Inc.(a)	141,639	3,638,706
RR Donnelley & Sons Co.(a)	945,774	17,894,044

Total		21,532,750

Electrical Equipment (1.3%)

Emerson Electric Co.	302,345	17,666,018

Industrial Conglomerates (2.9%)

3M Co.	35,211	3,292,228
General Electric Co.	1,892,736	37,949,357

Total		41,241,585

Machinery (0.7%)

Illinois Tool Works, Inc.(a)	31,469	1,690,515
Toro Co. (The)	120,000	7,946,400

Total		9,636,915

Professional Services (1.3%)

Dun & Bradstreet Corp.(a)	224,800	18,037,952

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Road & Rail (0.5%)

CSX Corp.(a)	29,570	$2,324,202
Ryder System, Inc.	101,602	5,141,061

Total		7,465,263

TOTAL INDUSTRIALS		161,794,876

INFORMATION TECHNOLOGY (18.0%)

Communications Equipment (0.1%)

Harris Corp.	32,338	1,603,965

Computers & Peripherals (5.3%)

Apple, Inc.(b)(d)	165,674	57,729,105
Dell, Inc.(b)	461,894	6,702,082
Hewlett-Packard Co.	81,000	3,318,570
Lexmark International, Inc., Class A(a)(b)	184,948	6,850,474

Total		74,600,231

Electronic Equipment, Instruments & Components (1.3%)

Vishay Intertechnology, Inc.(a)(b)	1,004,955	17,827,902

Internet Software & Services (0.5%)

Google, Inc., Class A(b)	12,800	7,503,488

IT Services (3.8%)

DST Systems, Inc.	27,500	1,452,550
IBM Corp.(a)	290,900	47,437,063
Teradata Corp.(b)	83,100	4,213,170
Total System Services, Inc.(a)	42,766	770,643

Total		53,873,426

Semiconductors & Semiconductor Equipment (3.9%)

Intel Corp.	1,164,900	23,496,033
Texas Instruments, Inc.(a)	901,700	31,162,752

Total		54,658,785

Software (3.1%)

Intuit, Inc.(b)	17,200	913,320
Microsoft Corp.	1,544,769	39,175,342
Oracle Corp.	101,500	3,387,055

Total		43,475,717

TOTAL INFORMATION TECHNOLOGY		253,543,514

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (3.7%)

Chemicals (1.3%)

Eastman Chemical Co.(a)	14,651	$1,455,137
Lubrizol Corp.	90,000	12,056,400
NewMarket Corp.(a)	3,656	578,452
PPG Industries, Inc.	41,264	3,928,746

Total		18,018,735

Metals & Mining (0.9%)

Freeport-McMoRan Copper & Gold, Inc.	220,672	12,258,330

Paper & Forest Products (1.5%)

Domtar Corp.(a)	228,792	20,998,530

TOTAL MATERIALS		51,275,595

TELECOMMUNICATION SERVICES (3.1%)

Diversified Telecommunication Services (3.1%)

AT&T, Inc.	696,721	21,319,663
Verizon Communications, Inc.(a)	591,110	22,781,379

Total		44,101,042

TOTAL TELECOMMUNICATION SERVICES		44,101,042

UTILITIES (3.2%)

Electric Utilities (2.1%)

DPL, Inc.	52,300	1,433,543
Edison International	34,626	1,266,966
El Paso Electric Co.(a)(b)	51,000	1,550,400
Entergy Corp.	58,300	3,918,343
Exelon Corp.(a)	505,476	20,845,830

Total		29,015,082

Gas Utilities (0.3%)

Questar Corp.	282,219	4,924,721

Multi-Utilities (0.8%)

NSTAR	41,100	1,901,697
OGE Energy Corp.	102,600	5,187,456
Public Service Enterprise Group, Inc.	111,000	3,497,610

Total		10,586,763

TOTAL UTILITIES		44,526,566

Total Common Stocks (Cost: $1,135,238,530)		$1,400,479,676

	Shares	Value

Money Market Fund (0.8%)
Columbia Short-Term Cash Fund, 0.229%(e)(f)	11,209,251	$11,209,251

Total Money Market Fund (Cost: $11,209,251)		$11,209,251

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (17.5%)

Asset-Backed Commercial Paper (0.7%)

Ebbets Funding LLC
04/12/11	0.480%	$4,997,867	$4,997,867
Royal Park Investments Funding Corp.
06/17/11	0.601%	4,992,333	4,992,333

Total			9,990,200

Certificates of Deposit (12.2%)

Australia and New Zealand Bank Group, Ltd.
06/30/11	0.400%	4,000,000	4,000,000
Bank of Nova Scotia
05/12/11	0.220%	5,000,000	5,000,000
Barclays Bank PLC
06/15/11	0.400%	10,000,000	10,000,000
Canadian Imperial Bank
04/07/11	0.240%	3,000,000	3,000,000
Credit Agricole
04/21/11	0.400%	4,000,099	4,000,099
Credit Industrial et Commercial
05/23/11	0.400%	4,000,000	4,000,000
06/07/11	0.400%	5,000,000	5,000,000
Credit Suisse
04/15/11	0.240%	5,000,000	5,000,000
DZ Bank AG
04/08/11	0.400%	5,000,000	5,000,000
05/09/11	0.350%	4,000,000	4,000,000
Deutsche Bank AG
07/08/11	0.320%	8,000,000	8,000,000
Development Bank of Singapore Ltd.
05/09/11	0.400%	6,000,000	6,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	2,000,000	2,000,000
06/27/11	0.380%	5,000,000	5,000,000
KBC Bank NV
04/26/11	0.450%	10,000,000	10,000,000
Landesbank Hessen Thuringen
04/11/11	0.300%	4,000,000	4,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/18/11	0.350%	9,991,355	9,991,355
N.V. Bank Nederlandse Gemeenten
06/30/11	0.360%	5,000,000	5,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

Norinchukin Bank
04/06/11	0.350%	$5,000,000	$5,000,000
05/09/11	0.350%	2,000,000	2,000,000
05/13/11	0.350%	3,000,000	3,000,000
Nykredit Bank
04/18/11	0.450%	10,000,000	10,000,000
Pohjola Bank PLC
06/16/11	0.460%	10,000,000	10,000,000
Societe Generale
07/01/11	0.363%	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	4,000,000	4,000,000
Sumitomo Trust & Banking Co., Ltd.
04/21/11	0.510%	3,000,000	3,000,000
05/25/11	0.370%	4,995,430	4,995,430
Swedbank AB
04/05/11	0.170%	5,000,000	5,000,000
Union Bank of Switzerland
04/18/11	0.333%	5,000,000	5,000,000
08/15/11	0.355%	5,000,000	5,000,000
United Overseas Bank Ltd.
05/23/11	0.400%	6,000,000	6,000,000
Westpac Banking Corp.
05/09/11	0.230%	5,000,000	5,000,000

Total			171,986,884

Commercial Paper (2.0%)

ASB Finance Ltd.
05/03/11	0.391%	2,994,345	2,994,345
Macquarie Bank Ltd.
06/30/11	0.400%	9,989,778	9,989,778
PB Capital Corp.
05/16/11	0.591%	1,996,886	1,996,886
Suncorp Metway Ltd.
04/28/11	0.300%	8,997,375	8,997,375
Westpac Securities NZ Ltd.
09/02/11	0.341%	4,000,000	4,000,000

Total			27,978,384

Repurchase Agreements (2.6%)

Barclays Capital, Inc.
dated 10/13/10, matures 04/15/11, repurchase price $8,000,060(g)
	0.270%	8,000,000	8,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $9,335,382(g)
	0.160%	9,335,340	9,335,340

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $20,000,156(g)
	0.280%	$20,000,000	$20,000,000

Total			37,335,340

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $247,290,808)			$247,290,808

Total Investments (Cost: $1,393,738,589)			$1,658,979,735(h)
Other Assets & Liabilities, Net			(249,740,285)

Net Assets			$1,409,239,450

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives

Futures Contracts Outstanding at March 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

S&P 500 Index	33	$10,898,250	June 2011	$134,486	$—
Notes to Portfolio of Investments
(a)	At March 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 0.38% of net assets.

(d)	At March 31, 2011, investments in securities included securities valued at $1,397,515 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(f)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$9,630,191	$51,246,411	$(49,667,351)	$—	$11,209,251	$6,921	$11,209,251
(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$530,075
Arabella Ltd	753,591
BP Capital Markets PLC	273,175
BPCE	1,066,625
Dexia Delaware LLC	1,220,701
Electricite De France	959,551
European Investment Bank	761,279
Nationwide Building	521,638
Skandin Ens Banken AG	927,461
Societe Generale	1,385,904

Total Market Value of Collateral Securities	$8,400,000

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$9,522,047

Total Market Value of Collateral Securities	$9,522,047

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$184,445
Fannie Mae Pool	10,354,999
Fannie Mae Principal Strip	177,288
Fannie Mae Whole Loan	168,545
Federal Farm Credit Bank	2,123,979
Federal Farm Credit Discount Notes	257,833
Federal Home Loan Bank Discount Notes	953,574
Federal Home Loan Banks	1,464,243
Federal Home Loan Mortgage Corp	105,017
Federal National Mortgage Association	1,212,795
FHLMC Structured Pass Through Securities	145,927
Freddie Mac Gold Pool	970,142
Freddie Mac Non Gold Pool	2,274,182
Government National Mortgage Association	7,031

Total Market Value of Collateral Securities	$20,400,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$146,971,164	$—	$—	$146,971,164
Consumer Staples	138,593,681	—	—	138,593,681
Energy	180,861,369	—	—	180,861,369
Financials	219,653,396	—	—	219,653,396
Health Care	159,158,473	—	—	159,158,473
Industrials	161,794,876	—	—	161,794,876
Information Technology	253,543,514	—	—	253,543,514
Materials	51,275,595	—	—	51,275,595
Telecommunication Services	44,101,042	—	—	44,101,042
Utilities	44,526,566	—	—	44,526,566

Total Equity Securities	1,400,479,676	—	—	1,400,479,676

Other
Affiliated Money Market Fund(c)	11,209,251	—	—	11,209,251
Investments of Cash Collateral Received for Securities on Loan	—	247,290,808	—	247,290,808

Total Other	11,209,251	247,290,808	—	258,500,059

Investments in Securities	1,411,688,927	247,290,808	—	1,658,979,735
Derivatives(d)
Assets
Futures Contracts	134,486	—	—	134,486

Total	$1,411,823,413	$247,290,808	$—	$1,659,114,221

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.
(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Columbia Variable Portfolio - Global Bond Fund
(formerly known as RiverSource Variable Portfolio - Global Bond Fund)

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Coupon		Principal
Issuer	Rate		Amount	Value

Corporate Bonds & Notes(a) (29.0%)

AUSTRALIA (0.6%)

Australia & New Zealand Banking Group Ltd.(b)
11/08/11	6.500	% AUD	1,680,000	$1,750,593
FMG Resources August 2006 Proprietary Ltd.(b)(c)
11/01/15	7.000%		$797,000	822,136
02/01/16	6.375%		375,000	377,812
02/01/18	6.875%		210,000	218,925
Telstra Corp., Ltd.
Senior Unsecured(b)
04/01/12	6.375%		1,050,000	1,100,705
Westpac Banking Corp.
Senior Unsecured(b)
09/24/12	7.250	% AUD	1,700,000	1,799,485
Woodside Finance Ltd.(b)(c)
11/10/14	4.500%		3,535,000	3,736,624

Total				9,806,280

BELGIUM (0.8%)

Anheuser-Busch InBev Worldwide, Inc.(b)
01/15/14	7.200%		2,335,000	2,652,717
11/15/14	5.375%		7,265,000	8,005,848
Fortis Bank SA/NV
Senior Unsecured(b)
05/30/14	4.500	% EUR	1,910,000	2,786,059

Total				13,444,624

BERMUDA (0.1%)

Bacardi Ltd.(b)(c)
04/01/14	7.450%		810,000	932,081
Intelsat Jackson Holdings SA(b)(c)
10/15/20	7.250%		680,000	680,850
Intelsat Jackson Holdings SA(b)(c)(d)
04/01/19	7.250%		850,000	851,062

Total				2,463,993

CANADA (1.1%)

Bank of Nova Scotia(b)(c)
10/29/15	1.650%		4,290,000	4,102,903
Cascades, Inc.(b)
12/15/17	7.750%		1,445,000	1,526,281
Devon Financing Corp. ULC(b)
09/30/11	6.875%		355,000	365,849
Encana Corp.
Senior Unsecured(b)
11/01/11	6.300%		95,000	98,052
MEG Energy Corp.(b)(c)
03/15/21	6.500%		480,000	487,800
Nexen, Inc.
Senior Unsecured(b)
05/15/37	6.400%		2,000,000	1,997,810

	Coupon		Principal
Issuer	Rate		Amount	Value

Corporate Bonds & Notes(a) (continued)

CANADA (CONTINUED)

Novelis, Inc.(b)(c)
12/15/17	8.375%		$545,000	$589,963
12/15/20	8.750%		545,000	599,500
Royal Bank of Canada
Senior Unsecured(b)
01/18/13	3.250	% EUR	2,235,000	3,212,130
Thomson Reuters Corp.
Senior Unsecured(b)
04/15/40	5.850%		745,000	775,053
Toronto-Dominion Bank (The)
Senior Unsecured(b)
05/14/15	5.375	% EUR	2,100,000	3,218,756
Valeant Pharmaceuticals International(b)(c)
10/01/20	7.000%		705,000	683,850

Total				17,657,947

FRANCE (1.2%)

BNP Paribas Home Loan Covered Bonds SA(b)(c)
11/02/15	2.200%		3,815,000	3,666,238
BNP Paribas
Subordinated Notes(b)
12/17/12	5.250	% EUR	1,965,000	2,888,857
Cie de Financement Foncier(b)(c)
09/16/15	2.500%		3,900,000	3,788,330
Credit Agricole SA
Senior Unsecured(b)
06/24/13	6.000	% EUR	1,950,000	2,945,797
France Telecom SA
Senior Unsecured(b)
02/21/17	4.750	% EUR	3,435,000	5,117,715
Veolia Environnement SA
Senior Unsecured(b)
01/16/17	4.375	% EUR	1,050,000	1,523,225

Total				19,930,162

GERMANY (0.1%)

E.ON International Finance BV(b)
10/02/17	5.500	% EUR	1,040,000	1,605,100
Kabel BW Erste Beteiligungs GmbH/Co. KG
Senior Secured(b)(c)
03/15/19	7.500%		285,000	292,012

Total				1,897,112

INDONESIA (0.2%)

Indonesia Treasury Bond
Senior Unsecured(b)
05/15/16	10.750	% IDR	26,710,000,000	3,457,202

	Coupon		Principal
Issuer	Rate		Amount	Value

Corporate Bonds & Notes(a) (continued)

IRELAND (—%)

Ardagh Packaging Finance PLC
Senior Secured(b)(c)
10/15/17	7.375%		$343,000	$367,010

ITALY (0.1%)

Intesa Sanpaolo SpA
Senior Unsecured(b)
12/19/13	5.375	% EUR	1,200,000	1,769,139

JAPAN (0.1%)

Bayer Holding Ltd.(b)
06/28/12	1.955	% JPY	130,000,000	1,584,068

KAZAKHSTAN (0.1%)

KazMunayGas National Co.
Senior Unsecured(b)(c)
07/02/18	9.125%		750,000	903,750

LUXEMBOURG (0.1%)

ArcelorMittal
Senior Unsecured(b)
03/01/41	6.750%		1,390,000	1,362,257
Telecom Italia Capital SA(b)
07/18/36	7.200%		110,000	110,391
Wind Acquisition Finance SA
Senior Secured(b)(c)
02/15/18	7.250%		495,000	519,750

Total				1,992,398

NETHERLANDS (1.3%)

Allianz Finance II BV(b)
11/23/16	4.000	% EUR	750,000	1,077,032
BMW Finance NV(b)
09/19/13	8.875	% EUR	1,950,000	3,142,088
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
Senior Unsecured(b)
04/04/12	4.125	% EUR	2,290,000	3,320,362
Deutsche Telekom International Finance BV(b)
09/26/12	7.125	% GBP	2,272,000	3,898,684
01/19/15	4.000	% EUR	3,755,000	5,434,284
ING Groep NV
Senior Unsecured(b)
05/31/17	4.750	% EUR	3,125,000	4,470,715

Total				21,343,165

	Coupon		Principal
Issuer	Rate		Amount	Value

Corporate Bonds & Notes(a) (continued)

NEW ZEALAND (0.2%)

ANZ National International Ltd.
Bank Guaranteed(b)(c)(e)
08/10/15	3.125%		$3,730,000	$3,696,857

PHILIPPINES (0.2%)

Power Sector Assets & Liabilities Management Corp.(b)(c)
Government Guaranteed
05/27/19	7.250%		2,000,000	2,280,000
12/02/24	7.390%		200,000	227,627

Total				2,507,627

RUSSIAN FEDERATION (0.1%)

AK Transneft OJSC Via TransCapitalInvest Ltd.
Senior Unsecured(b)(c)
03/05/14	5.670%		470,000	501,866
Gazprom OAO Via Gaz Capital SA(b)(c)
Senior Unsecured
11/22/16	6.212%		600,000	651,000
08/16/37	7.288%		570,000	615,600

Total				1,768,466

SPAIN (1.0%)

Santander International Debt SA Unipersonal
Bank Guaranteed(b)
04/11/11	5.125	% EUR	5,000,000	7,091,102
Santander U.S. Debt SA Unipersonal
Bank Guaranteed(b)(c)
10/07/15	3.781%		2,800,000	2,690,627
Telefonica Emisiones SAU(b)
01/15/15	4.949%		3,940,000	4,157,177
02/02/16	4.375	% EUR	1,850,000	2,631,913

Total				16,570,819

UNITED KINGDOM (0.7%)

HSBC Holdings PLC
Senior Unsecured(b)(d)
04/05/21	5.100%		1,055,000	1,060,413
MetLife of Connecticut Institutional Funding Ltd.
Senior Secured(b)
12/06/11	5.750	% GBP	1,110,000	1,815,964
MetLife of Connecticut(b)(f)
05/24/12	0.653	% JPY	400,000,000	4,730,705
Pinafore LLC/Inc.
Secured(b)(c)
10/01/18	9.000%		95,000	102,600
SABMiller PLC
Senior Unsecured(b)(c)
07/15/18	6.500%		2,680,000	3,100,302

Total				10,809,984

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

UNITED STATES (21.0%)

ADS Tactical, Inc.
Senior Secured(c)(e)
04/01/18	11.000%	$1,050,000	$1,076,250
AT&T, Inc.
Senior Unsecured
02/15/39	6.550%	9,665,000	10,073,230
Ally Financial, Inc.
03/15/20	8.000%	805,000	876,444
Ally Financial, Inc.(c)
09/15/20	7.500%	1,450,000	1,529,750
Amkor Technology, Inc.
Senior Unsecured(e)
05/01/18	7.375%	952,000	985,320
Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	2,690,000	2,925,066
ArcelorMittal
Senior Unsecured
03/01/21	5.500%	6,425,000	6,331,240
Ashland, Inc.
06/01/17	9.125%	605,000	694,237
Associated Materials LLC
Senior Secured(c)
11/01/17	9.125%	55,000	58,438
Avaya, Inc.
Senior Secured(c)
04/01/19	7.000%	500,000	487,500
Ball Corp.
09/01/19	7.375%	95,000	102,838
09/15/20	6.750%	538,000	563,555
Bank of America Corp.
Senior Unsecured
01/05/21	5.875%	5,690,000	5,941,373
Berry Petroleum Co.
Senior Unsecured
11/01/20	6.750%	145,000	149,350
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	250,000	264,688
01/15/20	6.875%	219,000	236,520
Burlington Northern Santa Fe LLC
Senior Unsecured
05/01/40	5.750%	2,355,000	2,384,939
CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured(c)
05/01/17	7.750%	2,445,000	2,665,050
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	735,000	753,375

	Coupon		Principal
Issuer	Rate		Amount	Value

Corporate Bonds & Notes(a) (continued)

UNITED STATES (CONTINUED)

CF Industries, Inc.
05/01/18	6.875%		$240,000	$268,800
05/01/20	7.125%		240,000	271,800
CIGNA Corp.
Senior Unsecured
03/15/41	5.875%		1,725,000	1,695,018
CIT Group, Inc.
Secured
05/01/16	7.000%		805,000	806,006
CIT Group, Inc.(c)(d)(e)
Secured
04/01/18	6.625%		235,000	238,525
CIT Group, Inc.(c)(e)
Secured
04/01/18	6.625%		155,000	157,325
CSX Corp.
Senior Unsecured
03/15/18	6.250%		2,949,000	3,363,603
CVS Caremark Corp.
Senior Unsecured
06/01/17	5.750%		1,500,000	1,652,232
Cardinal Health, Inc.
Senior Unsecured
12/15/20	4.625%		4,665,000	4,639,860
Cardtronics, Inc.
09/01/18	8.250%		550,000	597,437
Chemtura Corp.(c)
09/01/18	7.875%		185,000	195,638
Chesapeake Energy Corp.
08/15/20	6.625%		1,645,000	1,747,812
02/15/21	6.125%		1,320,000	1,362,900
Citigroup, Inc.
Senior Unsecured
08/02/19	5.000	% EUR	1,905,000	2,642,573
Clean Harbors, Inc.
Senior Secured(c)
08/15/16	7.625%		180,000	191,025
Cleveland Electric Illuminating Co. (The)
1st Mortgage
11/15/18	8.875%		2,450,000	3,097,246
Senior Unsecured
12/15/13	5.650%		2,900,000	3,140,033
Clorox Co.
Senior Unsecured
03/01/13	5.000%		55,000	58,327
Colorado Interstate Gas Co.
Senior Unsecured
11/15/15	6.800%		2,231,000	2,564,325
Columbus McKinnon Corp.(c)
02/01/19	7.875%		161,000	166,635
Comcast Corp.
02/15/18	5.875%		1,260,000	1,389,023
03/01/40	6.400%		1,240,000	1,270,019

	Coupon		Principal
Issuer	Rate		Amount	Value

Corporate Bonds & Notes(a) (continued)

UNITED STATES (CONTINUED)

CommScope, Inc.(c)
01/15/19	8.250%		$171,000	$178,695
Comstock Resources, Inc.
04/01/19	7.750%		132,000	134,310
Concho Resources, Inc.
Senior Notes
01/15/21	7.000%		774,000	814,635
Consol Energy, Inc.(c)
03/01/21	6.375%		800,000	801,000
Continental Resources, Inc.
04/01/21	7.125%		61,000	64,813
Cott Beverages, Inc.
09/01/18	8.125%		99,000	105,683
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%		986,000	1,047,625
Crown Americas LLC/Capital Corp. III
Senior Notes(c)
02/01/21	6.250%		1,610,000	1,642,200
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%		4,130,000	4,070,107
03/01/21	5.000%		3,480,000	3,492,250
DISH DBS Corp.
10/01/14	6.625%		1,441,000	1,525,659
02/01/16	7.125%		710,000	757,925
DTE Energy Co.
Senior Unsecured
06/01/11	7.050%		375,000	378,476
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%		120,000	119,100
02/15/21	6.750%		354,000	353,115
Dean Foods Co.(c)(e)
Senior Notes
12/15/18	9.750%		270,000	277,088
Dean Foods Co.(e)
06/01/16	7.000%		14,000	13,353
Detroit Edison Co. (The)
Senior Secured
10/01/13	6.400%		2,375,000	2,654,851
Dominion Resources, Inc.
Senior Unsecured
08/15/19	5.200%		2,210,000	2,355,688
08/01/33	5.250%		5,075,000	5,485,014
Dow Chemical Co. (The)
Senior Unsecured
05/27/11	4.625	% EUR	1,505,000	2,140,668
02/15/15	5.900%		205,000	227,214
Duke Energy Corp.
Senior Unsecured
02/01/14	6.300%		2,200,000	2,452,408
06/15/18	6.250%		1,460,000	1,653,371
09/15/19	5.050%		4,240,000	4,416,130

	Coupon		Principal
Issuer	Rate		Amount	Value

Corporate Bonds & Notes(a) (continued)

UNITED STATES (CONTINUED)

Duke Energy Indiana, Inc.
1st Mortgage
08/15/38	6.350%		$1,770,000	$1,965,215
ERAC USA Finance LLC(c)
10/15/37	7.000%		2,770,000	3,017,993
EXCO Resources, Inc.
09/15/18	7.500%		846,000	859,747
El Paso Corp.
Senior Unsecured(c)
09/15/20	6.500%		1,305,000	1,406,137
Embarq Corp.
Senior Unsecured
06/01/36	7.995%		3,310,000	3,731,697
Entravision Communications Corp.
Senior Secured
08/01/17	8.750%		875,000	931,875
First Data Corp.
Senior Secured(c)(d)
06/15/19	7.375%		558,000	569,857
Florida Power Corp.
1st Mortgage
06/15/18	5.650%		1,200,000	1,342,212
04/01/40	5.650%		1,445,000	1,463,579
Ford Motor Credit Co. LLC
Senior Unsecured
02/01/21	5.750%		595,000	587,561
Fresenius Medical Care U.S. Finance, Inc.(c)
02/15/21	5.750%		1,220,000	1,180,350
Frontier Communications Corp.
Senior Unsecured
04/15/17	8.250%		676,000	730,080
04/15/20	8.500%		552,000	598,230
General Electric Capital Corp.
Senior Unsecured
05/17/12	6.125	% GBP	1,375,000	2,301,793
09/16/20	4.375%		11,280,000	10,961,904
01/07/21	4.625%		3,670,000	3,614,297
Georgia-Pacific LLC(c)
11/01/20	5.400%		760,000	750,479
Goldman Sachs Group, Inc. (The)
Senior Notes
06/15/20	6.000%		2,920,000	3,086,805
Senior Unsecured
02/07/16	3.625%		1,410,000	1,396,677
05/02/18	6.375	% EUR	1,125,000	1,712,436
Graphic Packaging International, Inc.
10/01/18	7.875%		98,000	104,860

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

UNITED STATES (CONTINUED)

Greif, Inc.
Senior Unsecured
02/01/17	6.750%	$625,000	$659,375
Grifols, Inc.
Secured(c)
02/01/18	8.250%	508,000	520,700
HCA, Inc.
Senior Secured
09/15/20	7.250%	1,147,000	1,227,290
HJ Heinz Finance Co.(f)
07/15/11	6.625%	1,605,000	1,632,126
Healthsouth Corp.
09/15/22	7.750%	47,000	48,880
Hertz Corp. (The)(c)
10/15/18	7.500%	445,000	460,575
04/15/19	6.750%	680,000	674,050
01/15/21	7.375%	442,000	451,945
Home Depot, Inc.
Senior Unsecured
04/01/41	5.950%	545,000	543,482
Huntington Ingalls Industries, Inc.(c)
03/15/18	6.875%	337,000	351,744
03/15/21	7.125%	460,000	479,550
Indiana Michigan Power Co.
Senior Unsecured
03/15/37	6.050%	3,215,000	3,336,096
Interface, Inc.(c)
12/01/18	7.625%	129,000	136,095
Interline Brands, Inc.
11/15/18	7.000%	212,000	217,300
International Lease Finance Corp.
Senior Unsecured(e)
12/15/20	8.250%	755,000	827,669
JMC Steel Group
Senior Notes(c)
03/15/18	8.250%	204,000	208,590
JPMorgan Chase & Co.
Senior Unsecured
03/01/16	3.450%	10,165,000	10,128,701
10/15/20	4.250%	2,255,000	2,155,131
K Hovnanian Enterprises, Inc.
Senior Secured
10/15/16	10.625%	470,000	499,375
Kansas Gas & Electric
1st Mortgage(c)
06/15/19	6.700%	1,000,000	1,134,342
Key Energy Services, Inc.
03/01/21	6.750%	333,000	338,828
Kraft Foods, Inc.
Senior Unsecured
08/11/17	6.500%	715,000	814,937
02/01/18	6.125%	9,290,000	10,384,919
08/23/18	6.125%	245,000	273,989
Kratos Defense & Security Solutions, Inc.
Senior Secured(c)
06/01/17	10.000%	84,000	92,820

	Coupon		Principal
Issuer	Rate		Amount	Value

Corporate Bonds & Notes(a) (continued)

UNITED STATES (CONTINUED)

Lear Corp.
03/15/18	7.875%		$746,000	$813,140
03/15/20	8.125%		408,000	448,800
Ltd Brands, Inc.
04/01/21	6.625%		310,000	316,975
Lyondell Chemical Co.
Senior Secured(c)
11/01/17	8.000%		1,368,000	1,511,640
MGM Resorts International
Senior Secured
03/15/20	9.000%		640,000	704,000
Manitowoc Co., Inc. (The)
11/01/20	8.500%		260,000	278,850
Marathon Petroleum Corp.(c)
03/01/41	6.500%		1,255,000	1,268,006
Mellon Funding Corp.
11/08/11	6.375	% GBP	1,240,000	2,039,367
MetroPCS Wireless, Inc.
11/15/20	6.625%		855,000	853,931
Midwest Generation LLC
Pass-Through Certificates
01/02/16	8.560%		310,398	316,606
Morgan Stanley
Senior Unsecured
04/11/11	7.500	% GBP	1,785,000	2,866,402
10/02/17	5.500	% EUR	2,475,000	3,546,688
01/25/21	5.750%		5,335,000	5,384,594
Mylan, Inc.(c)
11/15/18	6.000%		430,000	430,000
NII Capital Corp.
04/01/21	7.625%		450,000	460,125
NRG Energy, Inc.
01/15/17	7.375%		695,000	724,537
Nalco Co.(c)
01/15/19	6.625%		1,150,000	1,183,062
Nevada Power Co.
05/15/18	6.500%		1,200,000	1,372,529
08/01/18	6.500%		1,625,000	1,860,399
News America, Inc.(c)
02/15/41	6.150%		2,685,000	2,662,564
Nextel Communications, Inc.
08/01/15	7.375%		715,000	717,681
Nisource Finance Corp.
09/15/17	5.250%		7,707,000	8,207,115
09/15/20	5.450%		3,435,000	3,564,630
Northern States Power Co.
1st Mortgage
08/28/12	8.000%		1,635,000	1,789,643
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%		2,515,000	2,964,785
04/15/17	5.950%		1,105,000	1,248,041

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

UNITED STATES (CONTINUED)

Oracle Corp.
Senior Notes(c)
07/15/40	5.375%	$260,000	$252,691
Oshkosh Corp.
03/01/17	8.250%	497,000	546,700
03/01/20	8.500%	398,000	446,257
PPL Electric Utilities Corp.
1st Mortgage
11/30/13	7.125%	9,275,000	10,566,464
PacifiCorp
1st Mortgage
09/15/13	5.450%	850,000	929,100
10/15/37	6.250%	1,425,000	1,583,876
01/15/39	6.000%	1,480,000	1,591,669
Peabody Energy Corp.
09/15/20	6.500%	730,000	782,925
Polypore International, Inc.(c)
11/15/17	7.500%	440,000	462,000
Progress Energy, Inc.
Senior Unsecured
03/15/14	6.050%	2,870,000	3,173,715
Prudential Financial, Inc.
Senior Unsecured
11/15/20	4.500%	875,000	857,066
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	505,000	530,250
QVC, Inc.
Senior Secured(c)
10/15/20	7.375%	848,000	882,980
Qwest Communications International, Inc.
04/01/18	7.125%	1,160,000	1,251,350
RR Donnelley & Sons Co.
Senior Unsecured
01/15/17	6.125%	4,605,000	4,786,769
Rain CII Carbon LLC/Corp.
Senior Secured(c)
12/01/18	8.000%	465,000	496,387
Range Resources Corp.
05/15/16	7.500%	390,000	404,625
05/15/19	8.000%	1,105,000	1,218,262
Regal Cinemas Corp.
07/15/19	8.625%	500,000	536,875
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	30,000	34,125
12/01/18	6.875%	253,000	268,813
Reynolds Group Issuer, Inc./LLC(c)
Senior Secured
10/15/16	7.750%	848,000	898,880
04/15/19	7.125%	594,000	608,850
02/15/21	6.875%	160,000	160,800

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

UNITED STATES (CONTINUED)

SBA Telecommunications, Inc.
08/15/16	8.000%	$740,000	$805,675
08/15/19	8.250%	240,000	265,200
SPX Corp.(c)
09/01/17	6.875%	90,000	96,750
STHI Holding Corp.
Secured(c)
03/15/18	8.000%	164,000	169,740
Seneca Gaming Corp.(c)
12/01/18	8.250%	372,000	383,160
Sierra Pacific Power Co.
05/15/16	6.000%	8,251,000	9,298,440
Southern California Gas Co.
1st Mortgage
03/15/14	5.500%	1,900,000	2,094,315
Southern Natural Gas Co.
Senior Unsecured(c)
04/01/17	5.900%	11,898,000	13,237,846
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	225,000	228,375
Spectrum Brands Holdings, Inc.
Senior Secured(c)
06/15/18	9.500%	559,000	614,900
Speedway Motorsports, Inc.
06/01/16	8.750%	1,125,000	1,231,875
Sprint Nextel Corp.
Senior Unsecured(e)
08/15/17	8.375%	375,000	417,656
TCM Sub LLC(c)
01/15/15	3.550%	2,730,000	2,794,390
Tampa Electric Co.
Senior Unsecured
05/15/18	6.100%	1,805,000	2,045,381
Time Warner Cable, Inc.
02/15/21	4.125%	3,780,000	3,532,058
11/15/40	5.875%	1,490,000	1,400,077
Time Warner, Inc.(d)
03/29/41	6.250%	575,000	571,291
Toledo Edison Co. (The)
Senior Secured
05/15/37	6.150%	5,225,000	5,363,630
TransDigm, Inc.
Senior Subordinated Notes(c)
12/15/18	7.750%	483,000	518,621
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04/15/16	6.400%	6,860,000	7,878,477
06/15/18	6.050%	1,108,000	1,248,418
tw telecom holdings, inc.
03/01/18	8.000%	746,000	804,747

	Coupon		Principal
Issuer	Rate		Amount	Value

Corporate Bonds & Notes(a) (continued)

UNITED STATES (CONTINUED)

United States Cellular Corp.
Senior Unsecured
12/15/33	6.700%		$483,000	$462,984
United States Steel Corp.
Senior Unsecured
02/01/18	7.000%		239,000	248,261
04/01/20	7.375%		770,000	806,575
Valmont Industries, Inc.
04/20/20	6.625%		1,130,000	1,166,633
Verizon New York, Inc.
Senior Unsecured
04/01/12	6.875%		5,740,000	6,076,594
04/01/32	7.375%		4,229,000	4,744,710
Verizon Pennsylvania, Inc.
Senior Unsecured
11/15/11	5.650%		3,675,000	3,790,211
Visteon Corp.
Senior Notes(c)(d)
04/15/19	6.750%		289,000	289,000
Warner Chilcott Co./Finance LLC(c)
09/15/18	7.750%		379,000	397,002
Wells Fargo & Co.
04/01/21	4.600%		2,685,000	2,655,210
Senior Unsecured
11/03/16	4.125	% EUR	1,150,000	1,625,431
Windstream Corp.
03/15/19	7.000%		90,000	90,675
Windstream Corp.(c)
10/15/20	7.750%		490,000	503,475
XM Satellite Radio, Inc.(c)
11/01/18	7.625%		525,000	553,875
Yum! Brands, Inc.
Senior Unsecured
03/15/18	6.250%		1,600,000	1,796,008

Total				347,702,201

Total Corporate Bonds & Notes (Cost: $458,213,954)				$479,672,804

Residential Mortgage-Backed Securities - Agency (4.8%)

UNITED STATES (4.8%)

Federal Home Loan Mortgage Corp.(g)
05/01/18	4.500%		$210,322	$222,765
10/01/18-11/01/33	5.000%		815,675	871,310
04/01/33	6.000%		445,693	497,837
09/01/17-08/01/33	6.500%		93,975	104,882

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

UNITED STATES (CONTINUED)

Federal National Mortgage Association(g)
01/01/41	4.000%	$22,756,143	$22,416,265
08/01/18-09/01/40	4.500%	2,864,186	2,972,812
12/01/18-02/01/36	5.000%	13,037,578	13,789,224
09/01/13	5.321%	472,686	502,340
02/01/17-06/01/34	5.500%	12,817,600	13,858,702
07/01/17-01/01/36	6.000%	11,006,841	12,135,891
04/01/17-11/01/33	6.500%	4,147,786	4,688,097
06/01/32-07/01/36	7.000%	1,577,930	1,818,812
05/01/32-11/01/32	7.500%	191,457	222,545
Federal National Mortgage Association(g)(h)
09/01/33-01/01/36	5.500%	3,614,465	3,899,065
Government National Mortgage Association(g)
10/15/33	5.500%	374,067	407,772

Total Residential Mortgage-Backed Securities - Agency (Cost: $74,627,061)			$78,408,319

Residential Mortgage-Backed Securities - Non-Agency (0.4%)

UNITED STATES (0.4%)

Harborview Mortgage Loan Trust
CMO Series 2004-1 Class 4A(f)(g)
04/19/34	4.776%	$1,693,700	$1,661,015
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2005-14 Class 2A1(g)
12/25/35	5.500%	5,175,199	5,270,805

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $6,440,114)			$6,931,820

Commercial Mortgage-Backed Securities (2.8%)

UNITED STATES (2.8%)

Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4 Class A4(g)
12/11/49	5.322%	$1,300,000	$1,340,722
Credit Suisse First Boston Mortgage Securities Corp.(f)(g)
Series 2004-C1 Class A4
01/15/37	4.750%	4,225,000	4,441,074
Credit Suisse First Boston Mortgage Securities Corp.(g)
Series 2004-C2 Class A1
05/15/36	3.819%	89,784	90,728

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities (continued)

UNITED STATES (CONTINUED)

GE Capital Commercial Mortgage Corp.
Series 2005-C1 Class A5(f)(g)
06/10/48	4.772%	$500,000	$527,744
GS Mortgage Securities Corp. II
Series 2007-GG10 Class F(f)(g)
08/10/45	5.808%	1,475,000	122,436
General Electric Capital Assurance Co.
Series 2003-1 Class A4(c)(f)(g)
05/12/35	5.254%	888,550	945,970
Greenwich Capital Commercial Funding Corp.(g)
Series 2003-C1 Class A3
07/05/35	3.858%	1,976,793	2,012,932
Series 2004-GG1 Class A5
06/10/36	4.883%	109,174	109,992
Series 2007-GG9 Class A4
03/10/39	5.444%	7,050,000	7,462,166
JP Morgan Chase Commercial Mortgage Securities Corp.(f)(g)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	3,218,041	3,346,485
Series 2006-LDP6 Class ASB
04/15/43	5.490%	2,555,575	2,686,319
Series 2006-LDP7 Class ASB
04/15/45	5.863%	2,666,324	2,831,206
JP Morgan Chase Commercial Mortgage Securities Corp.(g)
Series 2003-LN1 Class A1
10/15/37	4.134%	1,559,395	1,603,166
Series 2003-ML1A Class A1
03/12/39	3.972%	102,939	104,816
Series 2004-CBX Class A3
01/12/37	4.184%	382,879	382,693
Series 2005-LDP2 Class A3
07/15/42	4.697%	1,715,047	1,751,605
LB-UBS Commercial Mortgage Trust(f)(g)
Series 2006-C4 Class AAB
06/15/32	5.851%	925,000	985,087
Series 2007-C7 Class A3
09/15/45	5.866%	1,475,000	1,582,024
LB-UBS Commercial Mortgage Trust(g)
Series 2004-C2 Class A3
03/15/29	3.973%	320,640	328,530
Morgan Stanley Capital I(c)(f)(g)
Series 2011-C1 Class A4
09/15/47	5.033%	2,400,000	2,487,636
Morgan Stanley Capital I(f)(g)
Series 2006-T23 Class AAB
08/12/41	5.793%	775,000	830,797
Morgan Stanley Capital I(g)
Series 2004-HQ4 Class A5
04/14/40	4.590%	7,701	7,695
Morgan Stanley Reremic Trust
Series 2010-GG10 Class A4A(c)(f)(g)
08/15/45	5.808%	1,800,000	1,944,583

	Coupon		Principal
Issuer	Rate		Amount	Value

Commercial Mortgage-Backed Securities (continued)

UNITED STATES (CONTINUED)

Wachovia Bank Commercial Mortgage Trust(f)(g)
Series 2005-C20 Class A5
07/15/42	5.087%		$925,000	$937,371
Series 2006-C24 Class A3
03/15/45	5.558%		2,500,000	2,719,640
Wachovia Bank Commercial Mortgage Trust(g)
Series 2006-C24 Class APB
03/15/45	5.576%		1,195,498	1,253,621
Series 2006-C27 Class APB
07/15/45	5.727%		850,000	886,705
Series 2006-C29 Class A4
11/15/48	5.308%		2,702,500	2,895,128

Total Commercial Mortgage-Backed Securities (Cost: $45,009,042)				$46,618,871

Asset-Backed Securities(a) (1.2%)

DENMARK (0.3%)

Nykredit Realkredit A/S
Mortgage(b)
04/01/28	5.000	% DKK	26,376,649	$5,157,815

UNITED STATES (0.9%)

CitiFinancial Auto Issuance Trust
Series 2009-1 Class A2(c)
11/15/12	1.830%		$5,796,117	5,808,949
GTP Towers Issuer LLC(c)
02/15/15	4.436%		1,600,000	1,691,070
Hertz Vehicle Financing LLC
Series 2009-2A Class A1(c)
03/25/14	4.260%		5,100,000	5,352,660
National Collegiate Student Loan Trust
CMO IO Series 2006-3 Class AIO
01/25/12	5.880%		3,400,000	130,566
Renaissance Home Equity Loan Trust
Series 2005-4 Class A3
02/25/36	5.565%		370,167	369,483
World Omni Auto Receivables Trust
Series 2010-A Class A4
05/15/15	2.210%		1,000,000	1,021,036

Total				14,373,764

Total Asset-Backed Securities (Cost: $19,037,178)				$19,531,579

	Coupon		Principal
Issuer	Rate		Amount	Value

Inflation-Indexed Bonds(a) (0.8%)

JAPAN (0.8%)

Japanese Government CPI-Linked Bond
Senior Unsecured(b)
03/10/18	1.400	% JPY	1,088,056,000	$13,435,229

Total Inflation-Indexed Bonds (Cost: $10,072,488)				$13,435,229

U.S. Treasury Obligations (1.6%)

UNITED STATES (1.6%)

U.S. Treasury
11/15/40	4.250%		$15,000	$14,346
U.S. Treasury(e)
10/31/11	1.000%		2,545,000	2,556,730
03/15/14	1.250%		935,000	934,708
02/29/16	2.125%		9,014,000	8,985,831
02/15/21	3.625%		13,713,000	13,907,985

Total U.S. Treasury Obligations (Cost: $26,685,098)				$26,399,600

U.S. Government & Agency Obligations (0.4%)

UNITED STATES (0.4%)

Federal National Mortgage Association
10/15/14	4.625%		$5,255,000	$5,781,866

Total U.S. Government & Agency Obligations (Cost: $5,373,597)				$5,781,866

Foreign Government Obligations (a) (52.4%)

ARGENTINA (0.2%)

Argentina Bonos(b)
Senior Unsecured
09/12/13	7.000%		$2,322,000	$2,364,114
10/03/15	7.000%		300,000	282,000
Argentina Government International Bond
Senior Unsecured(b)(f)
12/15/35	0.000%		4,700,000	759,050

Total				3,405,164

AUSTRALIA (1.2%)

New South Wales Treasury Corp.
Local Government Guaranteed(b)
05/01/12	6.000	% AUD	18,390,000	19,227,544

BELGIUM (1.5%)

Belgium Government Bond(b)
09/28/12	5.000	% EUR	16,635,000	24,594,264

BRAZIL (2.3%)

Banco Nacional de Desenvolvimento Economico e Social(b)(c)
Senior Unsecured
06/16/18	6.369%		1,165,000	1,266,937
06/10/19	6.500%		2,260,000	2,465,522

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(a) (continued)

BRAZIL (CONTINUED)

Brazil Notas do Tesouro Nacional(b)
01/01/12	10.000	% BRL	2,178,000	$13,457,250
01/01/13	10.000	% BRL	2,690,900	16,202,325
Brazilian Government International Bond(b)
01/05/16	12.500	% BRL	2,400,000	1,668,453
01/15/18	8.000%		$1,053,889	1,238,319
Senior Unsecured
10/14/19	8.875%		335,000	441,363
01/07/41	5.625%		1,830,000	1,798,890

Total				38,539,059

CANADA (2.5%)

Canadian Government Bond(b)
06/01/18	4.250	% CAD	2,600,000	2,885,048
06/01/19	3.750	% CAD	7,285,000	7,801,901
Province of British Columbia Canada(b)
06/18/14	5.300	% CAD	6,140,000	6,888,770
Province of Ontario Canada(b)
03/08/14	5.000	% CAD	10,866,000	12,024,778
Province of Quebec Canada(b)
12/01/17	4.500	% CAD	11,100,000	12,102,263

Total				41,702,760

COLOMBIA (0.5%)

Colombia Government International Bond(b)
Senior Unsecured
09/18/37	7.375%		1,350,000	1,603,125
01/18/41	6.125%		1,665,000	1,706,712
Colombia Government International Bond(b)(e)
Senior Unsecured
03/18/19	7.375%		550,000	660,000
Corp. Andina de Fomento
Senior Unsecured(b)
06/04/19	8.125%		2,620,000	3,143,471
Ecopetrol SA
Senior Unsecured(b)
07/23/19	7.625%		455,000	524,388

Total				7,637,696

CZECH REPUBLIC (0.2%)

Czech Republic Government Bond(b)
06/16/13	3.700	% CZK	42,800,000	2,550,616

EL SALVADOR (0.1%)

El Salvador Government International Bond
Senior Unsecured(b)(c)
01/24/23	7.750%		760,000	839,800

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(a) (continued)

FRANCE (3.5%)

EDF SA
Senior Unsecured(b)
02/05/18	5.000	% EUR	1,450,000	$2,176,115
France Government Bond OAT(b)
04/25/12	5.000	% EUR	1,860,000	2,733,391
04/25/13	4.000	% EUR	21,085,000	31,110,084
10/25/16	5.000	% EUR	8,420,000	13,103,429
10/25/19	3.750	% EUR	6,400,000	9,181,819

Total				58,304,838

GERMANY (6.1%)

Bayerische Landesbank
Senior Unsecured(b)
04/22/13	1.400	% JPY	576,000,000	7,033,204
Bundesobligation(b)
04/12/13	3.500	% EUR	5,400,000	7,911,621
Bundesrepublik Deutschland(b)
01/04/15	3.750	% EUR	5,250,000	7,813,725
07/04/19	3.500	% EUR	12,320,000	17,810,142
07/04/27	6.500	% EUR	13,140,000	24,632,996
07/04/28	4.750	% EUR	6,610,000	10,407,127
07/04/34	4.750	% EUR	12,725,000	20,327,409
Landwirtschaftliche Rentenbank
Government Guaranteed(b)
06/15/11	5.750	% AUD	4,380,000	4,535,897

Total				100,472,121

GREECE (0.4%)

Hellenic Republic Government Bond
Senior Unsecured(b)
03/20/24	4.700	% EUR	8,380,000	7,043,733

INDONESIA (1.2%)

Indonesia Government International Bond(b)(c)
Senior Unsecured
01/17/18	6.875%		$1,880,000	2,119,700
02/17/37	6.625%		400,000	427,000
01/17/38	7.750%		610,000	727,425
Indonesia Government International Bond(b)(c)(e)
Senior Unsecured
03/13/20	5.875%		300,000	319,500
Indonesia Treasury Bond(b)
Senior Unsecured
11/15/20	1.000	% IDR	70,820,000,000	9,736,951
07/15/22	10.250	% IDR	53,607,000,000	6,988,906

Total				20,319,482

ITALY (2.7%)

Italy Buoni Poliennali Del Tesoro(b)
04/15/12	4.000	% EUR	6,060,000	8,751,663
08/01/15	3.750	% EUR	2,410,000	3,416,031
02/01/19	4.250	% EUR	8,530,000	11,927,569
11/01/26	7.250	% EUR	10,475,191	17,784,088
11/01/27	6.500	% EUR	1,800,000	2,844,268

Total				44,723,619

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(a) (continued)

JAPAN (10.3%)

Development Bank of Japan
Government Guaranteed(b)
06/20/12	1.400	% JPY	1,227,000,000	$14,939,042
Japan Government 10-Year Bond(b)
Senior Unsecured
12/20/12	1.000	% JPY	2,229,500,000	27,172,185
09/20/17	1.700	% JPY	2,538,000,000	32,418,785
Japan Government 20-Year Bond(b)
Senior Unsecured
03/20/20	2.400	% JPY	400,000,000	5,338,192
12/20/22	1.400	% JPY	2,756,000,000	32,891,690
12/20/26	2.100	% JPY	2,383,000,000	29,689,980
09/20/29	2.100	% JPY	945,000,000	11,535,249
Japan Government 30-Year Bond(b)
Senior Unsecured
12/20/34	2.400	% JPY	890,000,000	11,240,546
03/20/39	2.300	% JPY	420,000,000	5,191,928

Total				170,417,597

KOREA (0.4%)

Export-Import Bank of Korea(b)
Senior Unsecured
01/21/14	8.125%		$3,430,000	3,906,186
01/14/15	5.875%		1,820,000	1,972,913

Total				5,879,099

LITHUANIA (0.1%)

Lithuania Government International Bond
Senior Unsecured(b)(c)
09/14/17	5.125%		2,205,000	2,208,011

MALAYSIA (0.5%)

Petronas Capital Ltd.(b)(c)
05/22/12	7.000%		1,895,000	2,014,572
05/22/12	7.000%		315,000	334,375
08/12/19	5.250%		6,025,000	6,400,322

Total				8,749,269

MEXICO (1.6%)

Mexican Bonos(b)
12/19/13	8.000	% MXN	10,991,000	9,656,264
12/17/15	8.000	% MXN	17,168,000	15,056,433
Mexican Government International Bond
Senior Unsecured(b)
09/27/34	6.750%		315,000	355,320

Pemex Project Funding Master Trust(b)
03/01/18	5.750%		1,513,000	1,600,751
Petroleos Mexicanos(b)
05/03/19	8.000%		100,000	120,100

Total				26,788,868

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(a) (continued)

NETHERLANDS (5.3%)

Netherlands Government Bond(b)
07/15/12	5.000	% EUR	14,305,000	$21,151,266
07/15/13	4.250	% EUR	8,141,000	12,124,675
07/15/16	4.000	% EUR	11,300,000	16,845,498
07/15/20	3.500	% EUR	26,380,000	37,273,564

Total				87,395,003

NEW ZEALAND (0.8%)

New Zealand Government Bond
Senior Unsecured(b)
04/15/13	6.500	% NZD	16,830,000	13,603,677

NORWAY (1.1%)

Norway Government Bond(b)
05/16/11	6.000	% NOK	97,545,000	17,713,953

PHILIPPINES (0.1%)

Philippine Government International Bond(b)
Senior Unsecured
01/14/31	7.750%		$1,645,000	1,984,281
10/23/34	6.375%		300,000	315,750

Total				2,300,031

POLAND (1.7%)

Poland Government Bond(b)
04/25/13	5.250	% PLN	23,790,000	8,408,252
10/25/17	5.250	% PLN	57,170,000	19,364,918

Total				27,773,170

QATAR (0.2%)

Qatar Government International Bond(b)(c)
Senior Unsecured
04/09/19	6.550%		1,100,000	1,235,249
01/20/40	6.400%		200,000	210,500
Qatari Diar Finance QSC
Government Guaranteed(b)(c)
07/21/20	5.000%		1,800,000	1,779,750
Ras Laffan Liquefied Natural Gas Co., Ltd. III
Senior Secured(b)(c)
09/30/14	5.500%		890,000	956,003

Total				4,181,502

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(a) (continued)

RUSSIAN FEDERATION (0.3%)

Russian Foreign Bond - Eurobond(b)(c)(f)
03/31/30	7.500%		$3,790,325	$4,428,995

SOUTH AFRICA (0.5%)

South Africa Government Bond
Senior Unsecured(b)(e)
12/21/14	8.750	% ZAR	52,890,000	8,144,200

SPAIN (1.0%)

Ayt Cedulas Cajas Global(b)
06/14/18	4.250	% EUR	4,900,000	5,972,078
Spain Government Bond(b)
07/30/17	5.500	% EUR	6,950,000	10,229,236

Total				16,201,314

SUPRA-NATIONAL (0.2%)

European Investment Bank
Senior Unsecured(b)
12/07/11	5.500	% GBP	1,685,000	2,786,133

SWEDEN (1.0%)

Sweden Government Bond(b)
05/05/14	6.750	% SEK	95,740,000	16,917,065

TURKEY (0.2%)

Turkey Government International Bond(b)
Senior Unsecured
07/14/17	7.500%		950,000	1,102,000
11/07/19	7.500%		225,000	261,788
06/05/20	7.000%		1,330,000	1,502,900
03/17/36	6.875%		1,010,000	1,069,085

Total				3,935,773

UNITED KINGDOM (4.2%)

Network Rail Infrastructure Finance PLC(b)
03/07/12	4.875	% GBP	2,870,000	4,749,414
United Kingdom Gilt(b)
09/07/16	4.000	% GBP	9,440,000	16,084,060
03/07/19	4.500	% GBP	6,900,000	11,882,212
03/07/25	5.000	% GBP	3,215,000	5,660,975
12/07/27	4.250	% GBP	5,500,000	8,866,240
03/07/36	4.250	% GBP	4,360,000	6,871,069
12/07/38	4.750	% GBP	5,200,000	8,890,895
12/07/49	4.250	% GBP	3,750,000	5,966,538

Total				68,971,403

	Coupon	Principal
Issuer	Rate	Amount	Value

Foreign Government Obligations(a) (continued)

URUGUAY (0.2%)

Uruguay Government International Bond(b)
11/18/22	8.000%	$1,485,000	$1,848,825
Senior Unsecured
03/21/36	7.625%	1,500,000	1,792,500

Total			3,641,325

VENEZUELA (0.3%)

Petroleos de Venezuela SA(b)
04/12/17	5.250%	2,890,000	1,745,560
Petroleos de Venezuela SA(b)(c)(e)
11/02/17	8.500%	510,000	360,570
Venezuela Government International Bond(b)(c)
Senior Unsecured
02/26/16	5.750%	1,650,000	1,221,000
05/07/23	9.000%	3,484,000	2,386,540

Total			5,713,670

Total Foreign Government Obligations (Cost: $801,733,377)			$867,110,754

	Shares	Value

Money Market Fund (4.2%)

Columbia Short-Term Cash Fund, 0.229%(i)(j)	69,523,230	$69,523,230

Total Money Market Fund (Cost: $69,523,230)		$69,523,230

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (2.4%)

Certificates of Deposit (0.2%)

Australia and New Zealand Bank Group, Ltd.
06/30/11	0.400%	$1,500,000	$1,500,000
Erste Bank der Oesterreichischen Sparkassen AG
04/04/11	0.380%	1,000,000	1,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	$1,000,000	$1,000,000
Sumitomo Trust & Banking Co., Ltd.
05/25/11	0.370%	999,086	999,086

Total			4,499,086

Commercial Paper (0.1%)

Suncorp Metway Ltd.
04/27/11	0.300%	999,708	999,708

Repurchase Agreements (2.1%)

Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11,
repurchase price $10,000,064(k)
	0.230%	10,000,000	10,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11,
repurchase price $5,924,149(k)
	0.160%	5,924,123	5,924,123
Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11,
repurchase price $7,000,054(k)
	0.280%	7,000,000	7,000,000
Natixis Financial Products, Inc.
dated 03/31/11, matures 04/01/11,
repurchase price $12,000,043(k)
	0.130%	12,000,000	12,000,000

Total			34,924,123

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $40,422,917)			$40,422,917

Total Investments (Cost: $1,557,138,056)(l)			$1,653,836,989(m)
Other Assets & Liabilities, Net			(360,133)

Net Assets			$1,653,476,856

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

Euro-Bobl, 5-year	27	$4,383,950	June 2011	$—	$(7,730)
Euro-Bund, 10-year	(28)	(4,812,582)	June 2011	17,700	—
Japanese Government Bond, 10-year	25	41,942,174	June 2011	227,948	—
U.S. Treasury Long Bond, 20-year	61	7,331,437	June 2011	21,354	—
U.S. Treasury Note, 2-year	(3)	(654,375)	July 2011	—	(333)
U.S. Treasury Note, 5-year	50	5,839,453	July 2011	6,175	—
U.S. Treasury Note, 10-year	(230)	(27,377,188)	June 2011	—	(32,688)
U.S. Treasury Ultra Bond, 30-year	(69)	(8,525,812)	June 2011	—	(146,729)

Total				$273,177	$(187,480)

Forward Foreign Currency Exchange Contracts Open at March 31, 2011

		Currency to be	Currency to be	Unrealized	Unrealized
Counterparty	Exchange Date	Delivered	Received	Appreciation	Depreciation

UBS Securities	April 7, 2011	9,752,000	7,223,306	$—	$(216,036)
		(NZD)	(USD)

HSBC Securities (USA), Inc.	April 8, 2011	1,525,770	1,487,000	7,875	—
		(USD)	(CAD)

HSBC Securities (USA), Inc.	April 15, 2011	16,172,994	732,293,000	215,766	—
		(USD)	(INR)

HSBC Securities (USA), Inc.	April 18, 2011	13,710,000	13,800,486	—	(331,363)
		(AUD)	(USD)

State Street Bank & Trust Company	April 19, 2011	28,145,000	38,306,471	—	(1,569,505)
		(EUR)	(USD)

Barclays Bank PLC	April 28, 2011	3,464,328	2,153,000	—	(11,400)
		(USD)	(GBP)

J.P. Morgan Securities, Inc.	April 28, 2011	45,095,833	3,646,900,000	—	(1,246,459)
		(USD)	(JPY)

HSBC Securities (USA), Inc.	April 29, 2011	18,035,000	14,298,966	—	(9,321)
		(SGD)	(USD)

J.P. Morgan Securities, Inc.	April 29, 2011	9,761,817	116,970,000	49,165	—
		(USD)	(MXN)

Barclays Bank PLC	May 5, 2011	6,643,000	7,667,846	207,586	—
		(GBP)	(EUR)

Total				$480,392	$(3,384,084)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 61.55% of net assets.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $138,896,679 or 8.40% of net assets.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	At March 31, 2011, security was partially or fully on loan.

(f)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2011.

(g)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(h)	At March 31, 2011, investments in securities included securities valued at $1,178,943 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(i)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$67,602,669	$70,778,784	$(68,858,223)	$—	$69,523,230	$39,851	$69,523,230

(j)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(k)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$1,389
Fannie Mae Interest Strip	540,477
Fannie Mae Pool	4,760,356
Fannie Mae Principal Strip	50,941
Fannie Mae REMICS	158,514
Federal Farm Credit Bank	90,922
Federal Home Loan Banks	134,906
Federal Home Loan Mortgage Corp	79,034
Federal National Mortgage Association	61,819
FHLMC Structured Pass Through Securities	27,682
Freddie Mac Coupon Strips	599
Freddie Mac Gold Pool	674,629
Freddie Mac Non Gold Pool	2,044,067
Freddie Mac REMICS	202,495
Freddie Mac Strips	52,658
Ginnie Mae I Pool	143,064
Ginnie Mae II Pool	435,182
Government National Mortgage Association	168,991
LMA SA & LMA Americas	478
Metlife Short Term Funding	657
Sanofi-Aventis	2,042
Silver Tower US Fund	456
Suncorp-Metway Ltd	1,402
United States Treasury Inflation Indexed Bonds	30,044
United States Treasury Strip Coupon	489,561
United States Treasury Strip Principal	47,636

Total Market Value of Collateral Securities	$10,200,001

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$6,042,605

Total Market Value of Collateral Securities	$6,042,605

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$64,556
Fannie Mae Pool	3,624,249
Fannie Mae Principal Strip	62,051
Fannie Mae Whole Loan	58,991
Federal Farm Credit Bank	743,393
Federal Farm Credit Discount Notes	90,242
Federal Home Loan Bank Discount Notes	333,750
Federal Home Loan Banks	512,485
Federal Home Loan Mortgage Corp	36,755
Federal National Mortgage Association	424,478
FHLMC Structured Pass Through Securities	51,075
Freddie Mac Gold Pool	339,550
Freddie Mac Non Gold Pool	795,964
Government National Mortgage Association	2,461

Total Market Value of Collateral Securities	$7,140,000

Natixis Financial Products, Inc. (0.130%)

Security Description	Value

Fannie Mae Interest Strip	$238,845
Fannie Mae Pool	167,863
Fannie Mae REMICS	6,264,821
Freddie Mac REMICS	3,565,728
Government National Mortgage Association	454,126
United States Treasury Note/Bond	1,548,663

Total Market Value of Collateral Securities	$12,240,046

(l)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $1,557,138,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$108,703,000
Unrealized Depreciation	(12,004,000)

Net Unrealized Appreciation	$96,699,000

(m)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

CMO	Collateralized Mortgage Obligation
IO	Interest Only
Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
UYU	Uruguay Pesos
ZAR	South African Rand
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes
Life Insurance	$—	$7,143,745	$4,730,705	$11,874,450
All Other Industries	—	467,798,354	—	467,798,354
Residential Mortgage-Backed Securities - Agency	—	78,408,319	—	78,408,319
Residential Mortgage-Backed Securities - Non-Agency	—	6,931,820	—	6,931,820
Commercial Mortgage-Backed Securities	—	46,618,871	—	46,618,871
Asset-Backed Securities	—	19,531,579	—	19,531,579
Inflation-Indexed Bonds	—	13,435,229	—	13,435,229
U.S. Treasury Obligations	26,399,600	—	—	26,399,600
U.S. Government & Agency Obligations	—	5,781,866	—	5,781,866
Foreign Government Obligations	—	867,110,754	—	867,110,754

Total Bonds	26,399,600	1,512,760,537	4,730,705	1,543,890,842

Other
Affiliated Money Market Fund(c)	69,523,230	—	—	69,523,230
Investments of Cash Collateral Received for Securities on Loan	—	40,422,917	—	40,422,917

Total Other	69,523,230	40,422,917	—	109,946,147

Investments in Securities	95,922,830	1,553,183,454	4,730,705	1,653,836,989
Derivatives(d)
Assets
Futures Contracts	273,177	—	—	273,177
Forward Foreign Currency Exchange Contracts	—	480,392	—	480,392
Liabilities
Futures Contracts	(187,480)	—	—	(187,480)
Forward Foreign Currency Exchange Contracts	—	(3,384,084)	—	(3,384,084)

Total	$96,008,527	$1,550,279,762	$4,730,705	$1,651,018,994

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Corporate Bonds &
Notes

Balance as of December 31, 2010	$4,818,630
Accrued discounts/premiums	32,515
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(120,440)
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of March 31, 2011	$4,730,705

*	Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2011 was $(120,440).
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Variable Portfolio - Global Inflation Protected Securities Fund
(formerly known as RiverSource Variable Portfolio - Global Inflation Protected Securities Fund)

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (1.1%)

AUSTRALIA (0.1%)

Woodside Finance Ltd.(a)(b)
11/10/14	4.500%	$1,400,000	$1,479,851

BELGIUM (0.1%)

Anheuser-Busch InBev Worldwide, Inc.(a)
11/15/14	5.375%	1,900,000	2,093,752

CANADA (0.2%)

Bank of Nova Scotia(a)(b)(c)
10/29/15	1.650%	6,670,000	6,379,106

FRANCE (0.4%)

BNP Paribas Home Loan Covered Bonds SA(a)(b)
11/02/15	2.200%	5,935,000	5,703,571
Cie de Financement Foncier(a)(b)(c)
09/16/15	2.500%	5,600,000	5,439,653

Total			11,143,224

UNITED STATES (0.3%)

CenterPoint Energy Houston Electric LLC
01/15/14	5.750%	2,800,000	3,069,413
Nevada Power Co.
01/15/15	5.875%	2,450,000	2,725,522
TCM Sub LLC(b)
01/15/15	3.550%	2,100,000	2,149,531
UnitedHealth Group, Inc.
Senior Unsecured
08/15/14	5.000%	2,200,000	2,389,491

Total			10,333,957

Total Corporate Bonds & Notes (Cost: $32,048,300)			$31,429,890

Residential Mortgage-Backed Securities - Non- Agency (0.8%)

UNITED STATES (0.8%)

GSR Mortgage Loan Trust
CMO Series 2004-6F Class 2A4(d)
05/25/34	5.500%	$2,909,873	$2,940,343
JP Morgan Mortgage Trust
CMO Series 2007-A1 Class 1A1(d)(e)
07/25/35	3.006%	10,422,497	10,188,887
Morgan Stanley Reremic Trust
CMO Series 2010-R9 Class 3A(b)(d)
11/26/36	3.250%	5,157,564	5,065,197

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Non- Agency (continued)

UNITED STATES (CONTINUED)

Prime Mortgage Trust
CMO Series 2004-CL1 Class 3A1(d)(e)
02/25/34	6.895%	$4,186,552	$4,552,875

Total			22,747,302

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $22,690,439)			$22,747,302

Commercial Mortgage-Backed Securities (2.2%)

UNITED STATES (2.2%)

Bear Stearns Commercial Mortgage Securities
Series 2005-T18 Class A4(d)(e)
02/13/42	4.933%	$13,700,000	$14,530,106
Commercial Mortgage Pass Through Certificates
Series 2007-C9 Class A4(d)(e)
12/10/49	5.815%	3,200,000	3,472,153
GS Mortgage Securities Corp. II
Series 2005-GG4 Class A4A(d)
07/10/39	4.751%	1,500,000	1,578,265
Greenwich Capital Commercial Funding Corp.(c)(d)
Series 2007-GG9 Class A2
03/10/39	5.381%	1,057,403	1,080,694
Series 2007-GG9 Class A4
03/10/39	5.444%	10,410,000	11,018,603
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB20 Class ASB(d)
02/12/51	5.688%	4,500,000	4,744,282
LB-UBS Commercial Mortgage Trust
Series 2007-C7 Class A3(d)(e)
09/15/45	5.866%	4,925,000	5,282,351
Morgan Stanley Capital I
Series 2011-C1 Class A4(b)(d)(e)
09/15/47	5.033%	3,250,000	3,368,674
Morgan Stanley Reremic Trust
Series 2010-GG10 Class A4A(b)(d)(e)
08/15/45	5.808%	13,300,000	14,368,308

Total			59,443,436

Total Commercial Mortgage-Backed Securities (Cost: $58,173,550)			$59,443,436

Asset-Backed Securities (0.2%)

UNITED STATES (0.2%)

Carrington Mortgage Loan Trust
Series 2006-RFC1 Class A2(e)
05/25/36	0.350%	$3,116,023	$3,024,215

	Coupon		Principal
Issuer	Rate		Amount	Value

Asset-Backed Securities (continued)

UNITED STATES (CONTINUED)

Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB6 Class A22(e)
07/25/36	0.340%		$536,880	$535,918
Structured Asset Securities Corp.
CMO Series 2006-NC1 Class A6(e)
05/25/36	0.300%		881,293	869,635

Total				4,429,768

Total Asset-Backed Securities (Cost: $4,366,549)				$4,429,768

Inflation-Indexed Bonds(f) (89.1%)

AUSTRALIA (2.6%)

Australia Government Index-Linked Bond(a)
Senior Unsecured
08/20/15	4.000%	AUD	11,916,720	$21,075,786
08/20/20	4.000%	AUD	16,086,060	27,450,243
09/20/25	3.000%	AUD	7,992,480	8,986,596
New South Wales Treasury Corp.(a)
11/20/25	2.750%	AUD	12,458,250	13,575,452

Total				71,088,077

CANADA (2.5%)

Canadian Government Bond(a)
12/01/26	4.250%	CAD	33,609,971	50,694,486
12/01/31	4.000%	CAD	9,022,860	14,267,547
12/01/44	1.500%	CAD	4,075,800	4,609,259

Total				69,571,292

FRANCE (9.5%)

France Government Bond OAT(a)
07/25/12	3.000%	EUR	11,607,806	17,481,728
07/25/15	1.600%	EUR	44,366,400	66,163,057
07/25/20	2.250%	EUR	63,443,831	97,811,472
07/25/22	1.100%	EUR	7,132,790	9,748,748
07/25/23	2.100%	EUR	10,492,200	16,043,585
07/25/29	3.400%	EUR	5,980,600	10,857,521
07/25/32	3.150%	EUR	13,355,755	23,891,613
07/25/40	1.800%	EUR	15,491,520	22,689,536

Total				264,687,260

GERMANY (0.4%)

Deutsche Bundesrepublik Inflation Linked Bond(a)
04/15/20	1.750%	EUR	3,087,210	4,671,751
Deutsche Bundesrepublik Inflation-Linked(a)
04/15/16	1.500%	EUR	4,639,810	6,923,957

Total				11,595,708

GREECE (1.0%)

Hellenic Republic Government Inflation-Linked Bond(a)
07/25/30	2.300%	EUR	13,985,400	9,476,011
Senior Unsecured
07/25/25	2.900%	EUR	25,550,140	18,358,705

Total				27,834,716

	Coupon		Principal
Issuer	Rate		Amount	Value

Inflation-Indexed Bonds(f) (continued)

ITALY (7.5%)

Italy Buoni Poliennali Del Tesoro(a)
09/15/12	1.850%	EUR	8,407,851	$12,353,841
09/15/17	2.100%	EUR	62,228,040	88,897,092
09/15/41	2.550%	EUR	8,164,640	10,238,369
Senior Unsecured
09/15/14	2.150%	EUR	27,742,638	40,741,470
09/15/23	2.600%	EUR	25,202,105	35,061,410
09/15/35	2.350%	EUR	17,012,390	21,677,982

Total				208,970,164

SWEDEN (1.8%)

Sweden Government Bond(a)
12/01/15	3.500%	SEK	50,000,000	10,820,000
Sweden Government Inflation-Linked Bond(a)
12/01/20	4.000%	SEK	80,400,000	20,493,918
Sweden Inflation-Linked Government Bond(a)
12/01/28	3.500%	SEK	68,930,000	18,061,104

Total				49,375,022

UNITED KINGDOM (21.4%)

United Kingdom Gilt Inflation-Linked(a)
08/16/13	2.500%	GBP	12,750,000	57,842,609
07/26/16	2.500%	GBP	20,710,000	105,878,265
04/16/20	2.500%	GBP	21,990,000	113,969,033
07/17/24	2.500%	GBP	6,900,000	31,308,593
11/22/27	1.250%	GBP	25,014,092	43,192,980
07/22/30	4.125%	GBP	13,450,000	58,281,305
11/22/37	1.125%	GBP	40,816,170	71,745,870
03/22/40	0.625%	GBP	17,766,672	27,719,854
11/22/42	0.625%	GBP	4,634,282	7,294,784
11/22/47	0.750%	GBP	14,878,350	24,717,387
03/22/50	0.500%	GBP	10,515,498	16,188,805
11/22/55	1.250%	GBP	17,394,002	35,189,196

Total				593,328,681

UNITED STATES (42.4%)

U.S. Treasury Inflation-Indexed Bond
07/15/12	3.000%		$15,054,377	16,127,154
07/15/19	1.875%		3,093,720	3,394,192
U.S. Treasury Inflation-Indexed Bond(c)
07/15/13	1.875%		7,193,220	7,781,650
01/15/14	2.000%		110,110,308	120,004,005
04/15/14	1.250%		46,299,135	49,484,392
07/15/14	2.000%		56,070,240	61,537,822
04/15/15	0.500%		28,449,120	29,533,955
07/15/15	1.875%		71,430,462	78,597,147
01/15/16	2.000%		26,403,482	29,155,548
07/15/16	2.500%		52,062,302	59,099,385
01/15/17	2.375%		29,523,894	33,277,222

	Coupon		Principal
Issuer	Rate		Amount	Value

Inflation-Indexed Bonds(f) (continued)

UNITED STATES (CONTINUED)

07/15/17	2.625%		$28,153,600	$32,339,730
01/15/18	1.625%		28,588,288	30,915,792
07/15/18	1.375%		20,422,000	21,747,845
01/15/19	2.125%		35,402,676	39,510,558
07/15/20	1.250%		72,063,769	74,433,761
01/15/21	1.125%		83,796,952	85,001,105
01/15/25	2.375%		81,068,222	91,019,426
01/15/26	2.000%		5,325,072	5,684,555
01/15/27	2.375%		60,161,486	67,001,207
01/15/28	1.750%		15,240,080	15,535,344
04/15/28	3.625%		2,722,760	3,512,053
01/15/29	2.500%		84,199,297	95,390,286
04/15/29	3.875%		48,178,578	64,478,586
02/15/40	2.125%		43,337,200	45,832,456
02/15/41	2.125%		15,584,785	16,470,143

Total				1,176,865,319

Total Inflation-Indexed Bonds (Cost: $2,410,730,803)				$2,473,316,239

Foreign Government Obligations(f) (1.9%)

BRAZIL (0.3%)

Brazil Notas do Tesouro Nacional(a)
01/01/13	10.000%	BRL	1,266,000	$7,622,782

MEXICO (1.6%)

Mexican Bonos(a)
12/17/15	8.000%	MXN	50,723,000	44,484,358

Total Foreign Government Obligations (Cost: $47,384,964)				$52,107,140

	Shares	Value

Money Market Fund (0.5%)
Columbia Short-Term Cash Fund, 0.229%(g)(h)	14,765,957	$14,765,957

Total Money Market Fund (Cost: $14,765,957)		$14,765,957

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (23.3%)

Asset-Backed Commercial Paper (1.6%)

Antalis US Funding Corp.
04/08/11	0.260%	$14,999,133	$14,999,133
Cancara Asset Securitisation LLC
04/21/11	0.250%	4,999,063	4,999,063

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Asset-Backed Commercial Paper (continued)
Ebbets Funding LLC
04/12/11	0.480%	$9,995,733	$9,995,733

Rhein-Main Securitisation Ltd.
04/12/11	0.551%	4,993,125	4,993,125
Royal Park Investments Funding Corp.
06/17/11	0.601%	9,984,667	9,984,667

Total			44,971,721

Certificates of Deposit (17.6%)

Australia and New Zealand Bank Group, Ltd.
05/17/11	0.410%	10,000,000	10,000,000
06/30/11	0.400%	20,000,000	20,000,000
Banco Popular Caisse d’Epargne
07/28/11	0.550%	5,000,000	5,000,000
Barclays Bank PLC
05/23/11	0.400%	15,000,000	15,000,000
06/15/11	0.400%	10,000,000	10,000,000
Canadian Imperial Bank
04/07/11	0.240%	10,000,000	10,000,000
Clydesdale Bank PLC
04/26/11	0.395%	10,000,000	10,000,000
Credit Agricole
04/21/11	0.400%	20,000,493	20,000,493
Credit Industrial et Commercial
05/23/11	0.400%	20,000,000	20,000,000
06/07/11	0.400%	10,000,000	10,000,000
Credit Suisse
04/15/11	0.240%	10,000,000	10,000,000
DZ Bank AG
04/08/11	0.400%	10,000,000	10,000,000
05/09/11	0.350%	5,000,000	5,000,000
Den Danske Bank
04/01/11	0.190%	30,000,000	30,000,000
Deutsche Bank AG
07/08/11	0.320%	15,000,000	15,000,000
Development Bank of Singapore Ltd.
05/09/11	0.400%	5,000,000	5,000,000
05/17/11	0.400%	10,000,000	10,000,000
Erste Bank der Oesterreichische
04/15/11	0.370%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	7,000,000	7,000,000
KBC Bank NV
04/26/11	0.450%	10,000,000	10,000,000
La Banque Postale
06/01/11	0.400%	14,500,000	14,500,000
Landesbank Hessen Thuringen
04/11/11	0.300%	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/18/11	0.350%	24,978,387	24,978,387
05/23/11	0.345%	5,000,000	5,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

N.V. Bank Nederlandse Gemeenten
04/27/11	0.380%	$15,000,000	$15,000,000
Natixis
05/09/11	0.503%	15,000,000	15,000,000
Norinchukin Bank
04/06/11	0.350%	12,000,000	12,000,000
05/13/11	0.350%	5,000,000	5,000,000
Nykredit Bank
04/18/11	0.450%	15,000,000	15,000,000
Overseas Chinese Banking Corp.
04/12/11	0.400%	10,000,000	10,000,000
05/09/11	0.470%	8,000,000	8,000,000
Pohjola Bank PLC
06/10/11	0.470%	10,000,000	10,000,000
06/16/11	0.460%	10,000,000	10,000,000
Rabobank Group
04/27/11	0.298%	12,000,000	12,000,000
Societe Generale
07/01/11	0.363%	20,000,000	20,000,000
Standard Chartered Bank PLC
05/05/11	0.350%	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	4,000,000	4,000,000
Sumitomo Trust & Banking Co., Ltd.
04/21/11	0.510%	7,000,000	7,000,000
Swedbank AB
04/05/11	0.170%	5,000,000	5,000,000
Union Bank of Switzerland
04/18/11	0.334%	10,000,000	10,000,000
08/15/11	0.355%	8,000,000	8,000,000
United Overseas Bank Ltd.
04/18/11	0.390%	10,000,000	10,000,000
Westpac Banking Corp.
05/09/11	0.230%	20,000,000	20,000,000

Total			487,478,880

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (0.9%)

PB Capital Corp.
05/16/11	0.591%	$9,984,430	$9,984,430
Royal Park Investments Funding Corp.
06/28/11	0.601%	4,992,417	4,992,417
Westpac Securities NZ Ltd.
09/02/11	0.341%	10,000,000	10,000,000

Total			24,976,847

Other Short-Term Obligations (0.5%)

Goldman Sachs Group, Inc. (The)
04/14/11	0.270%	5,000,000	5,000,000
04/20/11	0.270%	8,000,000	8,000,000

Total			13,000,000

Repurchase Agreements (2.7%)

Barclays Capital, Inc. dated 10/13/10, matures 04/15/11, repurchase price $15,001,688(i)
	0.270%	15,000,000	15,000,000
Cantor Fitzgerald & Co. dated 03/31/11, matures 04/01/11, repurchase price $30,000,192(i)
	0.230%	30,000,000	30,000,000
Goldman Sachs & Co. dated 03/31/11, matures 04/01/11, repurchase price $6,702,629(i)
	0.160%	6,702,599	6,702,599
Nomura Securities dated 03/31/10, matures 04/01/11, repurchase price $25,000,108(i)
	0.240%	25,000,000	25,000,000

Total			76,702,599

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $647,130,047)			$647,130,047

Total Investments (Cost: $3,237,290,609)(j)			$3,305,369,779(k)
Other Assets & Liabilities, Net			(529,949,773)

Net Assets			$2,775,420,006

Investments in Derivatives
At March 31, 2011, $1,328,589 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at March 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	(Depreciation)

Euro-Bund, 10-year	148	$25,437,936	June 2011	$—	$(138,474)
U.S. Treasury Note, 5-year	(879)	(102,657,584)	July 2011	139,861	—
U.S. Treasury Note, 10-year	(25)	(2,975,781)	June 2011	—	(29,725)
U.S. Treasury Ultra Bond, 30-year	74	9,143,625	June 2011	—	(26,361)

Total				$139,861	$(194,560)

Forward Foreign Currency Exchange Contracts Open at March 31, 2011

		Currency to be	Currency to be	Unrealized	Unrealized
Counterparty	Exchange Date	Delivered	Received	Appreciation	Depreciation

Goldman, Sachs & Co.	April 5, 2011	10,504,732	14,904,954	$17,654	$—
		(EUR)	(USD)

UBS Securities	April 5, 2011	10,949,938	69,020,384	—	(14,977)
		(USD)	(SEK)

HSBC Securities (USA), Inc.	April 18, 2011	18,184,000	18,628,962	—	(147,243)
		(AUD)	(USD)

State Street Bank & Trust Company	April 19, 2011	310,660,000	422,820,686	—	(17,323,947)
		(EUR)	(USD)

UBS Securities	April 21, 2011	254,100,000	40,034,991	—	(198,324)
		(SEK)	(USD)

J. P. Morgan Securities, Inc.	April 28, 2011	1,061,000,000	13,217,890	460,703	—
		(JPY)	(USD)

Barclays Bank PLC	May 5, 2011	59,012,000	60,180,096	—	(646,881)
		(CAD)	(USD)

Goldman, Sachs & Co.	May 6, 2011	62,787,000	88,884,417	—	(43,973)
		(EUR)	(USD)

Goldman, Sachs & Co.	May 6, 2011	175,666,000	284,790,598	3,089,566	—
		(GBP)	(USD)

HSBC Securities (USA), Inc.	May 6, 2011	4,860,000	7,799,717	5,885	—
		(GBP)	(USD)

HSBC Securities (USA), Inc.	May 6, 2011	191,130,000	309,861,867	3,362,498	—
		(GBP)	(USD)

Goldman, Sachs & Co.	May 6, 2011	11,344,560	8,000,000	—	(13,756)
		(USD)	(EUR)

Total				$6,936,306	$(18,389,101)

Notes to Portfolio of Investments
(a)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 49.35% of net assets.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $43,953,891 or 1.58% of net assets.

(c)	At March 31, 2011, security was partially or fully on loan.

(d)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2011.

(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(g)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(h)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$12,386,908	$176,101,964	$(173,722,915)	$—	$14,765,957	$16,053	$14,765,957
(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$993,890
Arabella Ltd	1,412,983
BP Capital Markets PLC	512,202
BPCE	1,999,923
Dexia Delaware LLC	2,288,814
Electricite De France	1,799,160
European Investment Bank	1,427,398
Nationwide Building	978,071
Skandin Ens Banken AG	1,738,990
Societe Generale	2,598,569

Total Market Value of Collateral Securities	$15,750,000

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$4,166
Fannie Mae Interest Strip	1,621,431
Fannie Mae Pool	14,281,068
Fannie Mae Principal Strip	152,822
Fannie Mae REMICS	475,542
Federal Farm Credit Bank	272,767
Federal Home Loan Banks	404,718
Federal Home Loan Mortgage Corp	237,103
Federal National Mortgage Association	185,458
FHLMC Structured Pass Through Securities	83,045
Freddie Mac Coupon Strips	1,797
Freddie Mac Gold Pool	2,023,888
Freddie Mac Non Gold Pool	6,132,200
Freddie Mac REMICS	607,484
Freddie Mac Strips	157,973
Ginnie Mae I Pool	429,192
Ginnie Mae II Pool	1,305,545
Government National Mortgage Association	506,973
LMA SA & LMA Americas	1,435
Metlife Short Term Funding	1,971
Sanofi-Aventis	6,127
Silver Tower US Fund	1,368
Suncorp-Metway Ltd	4,206
United States Treasury Inflation Indexed Bonds	90,135
United States Treasury Strip Coupon	1,468,682
United States Treasury Strip Principal	142,907

Total Market Value of Collateral Securities	$30,600,003

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$6,836,651

Total Market Value of Collateral Securities	$6,836,651

Nomura Securities (0.240%)

Security Description	Value

Fannie Mae Pool	$18,570,365
Freddie Mac Gold Pool	6,929,635

Total Market Value of Collateral Securities	$25,500,000

(j) At March 31, 2011, the cost of securities for federal income tax purposes was approximately $3,237,291,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$100,063,000
Unrealized Depreciation	(31,984,000)

Net Unrealized Appreciation	$68,079,000

(k)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

CMO	Collateralized Mortgage Obligation
Currency Legend

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

JPY	Japanese Yen

MXN	Mexican Peso

SEK	Swedish Krona

USD	US Dollar
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes	$—	$31,429,890	$—	$31,429,890
Residential Mortgage-Backed Securities - Non-Agency	—	22,747,302	—	22,747,302
Commercial Mortgage-Backed Securities	—	59,443,436	—	59,443,436
Asset-Backed Securities	—	4,429,768	—	4,429,768
Inflation-Indexed Bonds	—	2,473,316,239	—	2,473,316,239
Foreign Government Obligations	—	52,107,140	—	52,107,140

Total Bonds	—	2,643,473,775	—	2,643,473,775

Other
Affiliated Money Market Fund(c)	14,765,957	—	—	14,765,957
Investments of Cash Collateral Received for Securities on Loan	—	647,130,047	—	647,130,047

Total Other	14,765,957	647,130,047	—	661,896,004

Investments in Securities	14,765,957	3,290,603,822	—	3,305,369,779
Derivatives(d)
Assets
Futures Contracts	139,861	—	—	139,861
Forward Foreign Currency Exchange Contracts	—	6,936,306	—	6,936,306
Liabilities
Futures Contracts	(194,560)	—	—	(194,560)
Forward Foreign Currency Exchange Contracts	—	(18,389,101)	—	(18,389,101)

Total	$14,711,258	$3,279,151,027	$—	$3,293,862,285

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.
(d) Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Asset-Backed
Securities

Balance as of December 31, 2010	$1,440,331
Accrued discounts/premiums	266
Realized gain (loss)	1,878
Change in unrealized appreciation (depreciation)*	(15,776)
Sales	(1,426,699)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of March 31, 2011	$—

* Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2011 was $0.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Variable Portfolio - High Yield Bond Fund
(formerly known as RiverSource Variable Portfolio - High Yield Bond Fund)

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (96.4%)

Aerospace & Defense (2.6%)

ADS Tactical, Inc.
Senior Secured(a)(b)
04/01/18	11.000%	$4,305,000	$4,412,625
Huntington Ingalls Industries, Inc.(a)
03/15/18	6.875%	1,402,000	1,463,338
03/15/21	7.125%	1,415,000	1,475,138
Kratos Defense & Security Solutions, Inc.
Senior Secured
06/01/17	10.000%	2,295,000	2,530,237
Kratos Defense & Security Solutions, Inc.(a)
Senior Secured
06/01/17	10.000%	3,048,000	3,368,040
Oshkosh Corp.
03/01/17	8.250%	1,529,000	1,681,900
03/01/20	8.500%	1,554,000	1,742,422
TransDigm, Inc.
Senior Subordinated Notes(a)
12/15/18	7.750%	989,000	1,061,939

Total			17,735,639

Automotive (1.4%)

Accuride Corp.
Senior Secured(b)
08/01/18	9.500%	645,000	717,562
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	515,000	511,138
02/15/21	6.750%	3,390,000	3,381,525
Lear Corp.
03/15/18	7.875%	2,040,000	2,223,600
03/15/20	8.125%	1,671,000	1,838,100
Visteon Corp.
Senior Notes(a)(c)
04/15/19	6.750%	1,202,000	1,202,000

Total			9,873,925

Brokerage (0.8%)

E*Trade Financial Corp.
Senior Unsecured
09/15/13	7.375%	670,000	672,513
12/01/15	7.875%	1,800,000	1,822,500
Senior Unsecured PIK
11/30/17	12.500%	2,330,000	2,778,525

Total			5,273,538

Building Materials (1.8%)

Associated Materials LLC
Senior Secured(a)
11/01/17	9.125%	241,000	256,063
Euramax International, Inc.
Senior Secured(a)
04/01/16	9.500%	1,830,000	1,852,875
Gibraltar Industries, Inc.(d)
12/01/15	8.000%	5,128,000	5,243,380

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Building Materials (continued)

Interface, Inc.(a)
12/01/18	7.625%	$560,000	$590,800
Norcraft Companies LP/Finance Corp.
Secured
12/15/15	10.500%	2,235,000	2,391,450
Norcraft Holdings LP/Capital Corp.
Senior Discount Notes
09/01/12	9.750%	1,717,000	1,699,830

Total			12,034,398

Chemicals (4.8%)

Ashland, Inc.
06/01/17	9.125%	1,700,000	1,950,750
CF Industries, Inc.
05/01/18	6.875%	2,465,000	2,760,800
05/01/20	7.125%	2,465,000	2,791,612
Chemtura Corp.(a)
09/01/18	7.875%	777,000	821,678
Hexion U.S. Finance Corp./Nova Scotia ULC
Senior Secured
02/01/18	8.875%	6,674,000	7,057,755
Hexion U.S. Finance Corp./Nova Scotia ULC(a)
Secured
11/15/20	9.000%	1,005,000	1,042,059
Lyondell Chemical Co.
Senior Secured(a)
11/01/17	8.000%	4,482,000	4,952,610
MacDermid, Inc.
Senior Subordinated Notes(a)
04/15/17	9.500%	1,594,000	1,691,633
Momentive Performance Materials, Inc.
Secured(a)
01/15/21	9.000%	1,680,000	1,736,700
Nalco Co.(a)
01/15/19	6.625%	1,670,000	1,718,012
Nova Chemicals Corp.
Senior Unsecured(e)
11/01/19	8.625%	1,780,000	1,991,375
Polypore International, Inc.(a)
11/15/17	7.500%	1,920,000	2,016,000
Reichhold Industries, Inc.
Senior Notes(a)
08/15/14	9.000%	2,320,000	2,044,500

Total			32,575,484

Construction Machinery (2.8%)

Case New Holland, Inc.
Senior Notes(a)
12/01/17	7.875%	4,081,000	4,529,910
Columbus McKinnon Corp.(a)
02/01/19	7.875%	674,000	697,590
Manitowoc Co., Inc. (The)(b)
02/15/18	9.500%	3,938,000	4,430,250

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Construction Machinery (continued)

RSC Equipment Rental, Inc./Holdings III LLC
Senior Unsecured(a)
02/01/21	8.250%	$1,025,000	$1,066,000
United Rentals North America, Inc.
12/15/19	9.250%	3,688,000	4,112,120
09/15/20	8.375%	3,970,000	4,148,650

Total			18,984,520

Consumer Cyclical Services (0.8%)

Brickman Group Holdings, Inc.
Senior Notes(a)
11/01/18	9.125%	769,000	824,753
Garda World Security Corp.
Senior Unsecured(a)(e)
03/15/17	9.750%	2,395,000	2,580,612
West Corp.(a)
01/15/19	7.875%	2,131,000	2,173,620

Total			5,578,985

Consumer Products (1.8%)

Central Garden and Pet Co.
03/01/18	8.250%	2,936,000	3,068,120
Jarden Corp.
05/01/16	8.000%	1,300,000	1,421,875
Libbey Glass, Inc.
Senior Secured
02/15/15	10.000%	1,570,000	1,711,300
NBTY, Inc.(a)
10/01/18	9.000%	255,000	276,675
Sealy Mattress Co.
Senior Secured(a)
04/15/16	10.875%	270,000	306,787
Spectrum Brands Holdings, Inc.
Senior Secured(a)
06/15/18	9.500%	3,531,000	3,884,100
Visant Corp.
10/01/17	10.000%	1,738,000	1,877,040

Total			12,545,897

Diversified Manufacturing (1.4%)

Amsted Industries, Inc.
Senior Notes(a)
03/15/18	8.125%	2,451,000	2,622,570
CPM Holdings, Inc.
Senior Secured(a)
09/01/14	10.875%	2,154,000	2,326,320
Pinafore LLC/Inc.
Secured(a)(e)
10/01/18	9.000%	430,000	464,400
SPX Corp.(a)
09/01/17	6.875%	1,649,000	1,772,675
WireCo WorldGroup
Senior Unsecured(a)
05/15/17	9.500%	1,979,000	2,107,635

Total			9,293,600

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Electric (2.7%)

Calpine Corp.
Senior Secured(a)
02/15/21	7.500%	$3,405,000	$3,528,431
Edison Mission Energy
Senior Unsecured
05/15/17	7.000%	2,336,000	1,874,640
Energy Future Intermediate Holding Co. LLC/Finance, Inc.
Senior Secured
12/01/20	10.000%	2,388,000	2,530,504
GenOn Energy, Inc.
Senior Unsecured(a)
10/15/18	9.500%	1,559,000	1,625,258
Midwest Generation LLC
Pass-Through Certificates
01/02/16	8.560%	2,267,422	2,312,771
NRG Energy, Inc.
01/15/17	7.375%	6,441,000	6,714,742

Total			18,586,346

Entertainment (1.8%)

AMC Entertainment, Inc.
06/01/19	8.750%	1,293,000	1,402,905
AMC Entertainment, Inc.(a)(b)
Senior Subordinated Notes
12/01/20	9.750%	2,125,000	2,273,750
Regal Cinemas Corp.
07/15/19	8.625%	3,235,000	3,473,581
Speedway Motorsports, Inc.
06/01/16	8.750%	2,920,000	3,197,400
Speedway Motorsports, Inc.(a)
Senior Notes
02/01/19	6.750%	59,000	59,443
United Artists Theatre Circuit, Inc.(f)(g)
1995-A Pass-Through Trust
07/01/15	9.300%	1,198,628	1,200,186
07/01/15	9.300%	390,926	391,434

Total			11,998,699

Environmental (0.1%)

Clean Harbors, Inc.
Senior Secured(a)
08/15/16	7.625%	735,000	780,019

Food and Beverage (0.4%)

Cott Beverages, Inc.
11/15/17	8.375%	205,000	218,837
09/01/18	8.125%	898,000	958,615

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage (continued)

Darling International, Inc.(a)
12/15/18	8.500%	$410,000	$445,875
Dean Foods Co.(a)(b)
Senior Notes
12/15/18	9.750%	1,132,000	1,161,715
Dean Foods Co.(b)
06/01/16	7.000%	57,000	54,364

Total			2,839,406

Gaming (6.4%)

Boyd Gaming Corp.
Senior Notes(a)(b)
12/01/18	9.125%	4,574,000	4,699,785
Caesars Entertainment Operating Co., Inc.
Secured(b)
12/15/18	10.000%	1,170,000	1,067,625
FireKeepers Development Authority
Senior Secured(a)
05/01/15	13.875%	5,222,000	6,188,070
Isle of Capri Casinos, Inc.(a)(b)
03/15/19	7.750%	413,000	410,935
MGM Resorts International
Senior Secured
03/15/20	9.000%	1,775,000	1,952,500
MGM Resorts International(b)
06/01/16	7.500%	1,792,000	1,693,440
Senior Unsecured
03/01/18	11.375%	3,708,000	4,115,880
Pinnacle Entertainment, Inc.
05/15/20	8.750%	324,000	336,960
Pokagon Gaming Authority
Senior Notes(a)
06/15/14	10.375%	4,749,000	4,915,215
San Pasqual Casino(a)
09/15/13	8.000%	630,000	630,000
Seminole Indian Tribe of Florida(a)
10/01/20	7.804%	905,000	894,792
Senior Secured
10/01/20	6.535%	3,265,000	3,208,450
Seneca Gaming Corp.(a)
12/01/18	8.250%	1,634,000	1,683,020
Shingle Springs Tribal Gaming Authority
Senior Notes(a)
06/15/15	9.375%	9,900,000	6,534,000
Tunica-Biloxi Gaming Authority
Senior Unsecured(a)
11/15/15	9.000%	5,483,000	5,428,170

Total			43,758,842

Gas Distributors (0.4%)

Energy Transfer Equity LP
10/15/20	7.500%	2,356,000	2,568,040

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (2.2%)

Copano Energy LLC/Finance Corp.(c)
04/01/21	7.125%	$950,000	$961,875
El Paso Corp.
Senior Unsecured
06/01/18	7.250%	130,000	146,088
El Paso Corp.(a)
Senior Unsecured
09/15/20	6.500%	4,372,000	4,710,830
MarkWest Energy Partners LP/Finance Corp.
08/15/21	6.500%	1,660,000	1,657,925
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	1,360,000	1,547,000
12/01/18	6.875%	2,083,000	2,213,187
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	3,629,000	3,683,435

Total			14,920,340

Health Care (5.3%)

AMGH Merger Sub, Inc.(a)
11/01/18	9.250%	1,666,000	1,786,785
American Renal Holdings Co., Inc.
Senior Secured
05/15/18	8.375%	971,000	1,024,405
American Renal Holdings Co., Inc.(a)
Senior Unsecured PIK
03/01/16	9.750%	445,000	437,212
ConvaTec Healthcare E SA
Senior Unsecured(a)(b)(e)
12/15/18	10.500%	3,147,000	3,304,350
HCA, Inc.
Senior Secured
04/15/19	8.500%	1,655,000	1,837,050
02/15/20	7.875%	7,840,000	8,526,000
09/15/20	7.250%	2,303,000	2,464,210
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	1,489,000	1,518,780
Healthsouth Corp.
02/15/20	8.125%	3,435,000	3,709,800
09/15/22	7.750%	195,000	202,800
InVentiv Health, Inc.(a)
08/15/18	10.000%	3,098,000	3,221,920
Multiplan, Inc.(a)
09/01/18	9.875%	1,929,000	2,073,675
Radiation Therapy Services, Inc.
04/15/17	9.875%	1,224,000	1,248,480
Radnet Management, Inc.
04/01/18	10.375%	385,000	389,331
STHI Holding Corp.
Secured(a)
03/15/18	8.000%	686,000	710,010
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	2,565,000	2,625,919
Vanguard Health Holding Co. II LLC/Inc.(a)(b)
02/01/19	7.750%	1,100,000	1,113,750

Total			36,194,477

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Home Construction (1.7%)

Beazer Homes U.S.A., Inc.
06/15/18	9.125%	$2,834,000	$2,876,510
K Hovnanian Enterprises, Inc.
Senior Secured
10/15/16	10.625%	1,524,000	1,619,250
K Hovnanian Enterprises, Inc.(b)
10/15/15	11.875%	1,745,000	1,657,750
William Lyon Homes, Inc.
02/15/14	7.500%	7,228,000	5,258,370

Total			11,411,880

Independent Energy (9.0%)

Berry Petroleum Co.
Senior Subordinated Notes
11/01/16	8.250%	285,000	301,388
Senior Unsecured
11/01/20	6.750%	635,000	654,050
Brigham Exploration Co.(a)
10/01/18	8.750%	1,520,000	1,694,800
Carrizo Oil & Gas, Inc.(a)
10/15/18	8.625%	3,426,000	3,648,690
Chaparral Energy, Inc.(a)
10/01/20	9.875%	779,000	864,690
09/01/21	8.250%	1,590,000	1,637,700
Chesapeake Energy Corp.
08/15/20	6.625%	4,955,000	5,264,687
02/15/21	6.125%	3,500,000	3,613,750
Comstock Resources, Inc.
10/15/17	8.375%	1,831,000	1,899,663
04/01/19	7.750%	548,000	557,590
Concho Resources, Inc.
10/01/17	8.625%	1,789,000	1,976,845
Senior Notes
01/15/21	7.000%	1,582,000	1,665,055
Continental Resources, Inc.
10/01/20	7.375%	610,000	655,750
04/01/21	7.125%	1,511,000	1,605,438
Denbury Resources, Inc.
03/01/16	9.750%	1,850,000	2,085,875
EXCO Resources, Inc.
09/15/18	7.500%	3,968,000	4,032,480
Goodrich Petroleum Corp.(a)
03/15/19	8.875%	1,402,000	1,402,000
Hilcorp Energy I LP/Finance Co.
Senior Unsecured(a)
11/01/15	7.750%	2,560,000	2,649,600
Laredo Petroleum, Inc.
Senior Notes(a)
02/15/19	9.500%	3,741,000	3,895,316
MEG Energy Corp.(a)(e)
03/15/21	6.500%	2,000,000	2,032,500

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

Oasis Petroleum, Inc.
Senior Notes(a)
02/01/19	7.250%	$1,025,000	$1,040,375
Petrohawk Energy Corp.
08/15/18	7.250%	1,550,000	1,596,500
Petrohawk Energy Corp.(a)
08/15/18	7.250%	1,492,000	1,533,030
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	2,280,000	2,394,000
Quicksilver Resources, Inc.
08/01/15	8.250%	1,482,000	1,544,985
Range Resources Corp.
05/01/18	7.250%	1,275,000	1,361,063
05/15/19	8.000%	3,515,000	3,875,287
08/01/20	6.750%	1,935,000	2,058,356
Southwestern Energy Co.
Senior Notes
02/01/18	7.500%	3,190,000	3,616,662
Venoco, Inc.
Senior Unsecured(a)
02/15/19	8.875%	422,000	422,000

Total			61,580,125

Life Insurance (1.0%)

ING Groep NV(d)(e)
12/29/49	5.775%	7,076,000	6,545,300

Media Cable (3.9%)

Bresnan Broadband Holdings LLC(a)
12/15/18	8.000%	85,000	90,100
CCO Holdings LLC/Capital Corp.
04/30/18	7.875%	1,331,000	1,414,188
01/15/19	7.000%	3,290,000	3,372,250
04/30/20	8.125%	2,764,000	3,005,850
CSC Holdings LLC
Senior Unsecured
02/15/19	8.625%	685,000	784,325
Cablevision Systems Corp.
Senior Unsecured
09/15/17	8.625%	3,481,000	3,872,612
Cequel Communications Holdings I LLC/Capital Corp.
Senior Unsecured(a)
11/15/17	8.625%	2,796,000	2,914,830
DISH DBS Corp.
02/01/16	7.125%	3,501,000	3,737,317
09/01/19	7.875%	1,540,000	1,667,050
Insight Communications Co., Inc.
Senior Notes(a)
07/15/18	9.375%	1,435,000	1,592,850
Kabel BW Erste Beteiligungs GmbH/Co. KG
Senior Secured(a)(e)
03/15/19	7.500%	1,170,000	1,198,785

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Media Cable (continued)

Quebecor Media, Inc.(e)
Senior Unsecured
03/15/16	7.750%	$1,385,000	$1,436,937
03/15/16	7.750%	1,345,000	1,395,438

Total			26,482,532

Media Non-Cable (8.2%)

Clear Channel Communications, Inc.(a)
03/01/21	9.000%	5,290,000	5,276,775
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	939,000	1,025,858
12/15/17	9.250%	3,439,000	3,770,004
Entravision Communications Corp.
Senior Secured
08/01/17	8.750%	3,541,000	3,771,165
Gray Television, Inc.
Secured(b)
06/29/15	10.500%	2,817,000	2,996,584
Intelsat Jackson Holdings SA(a)(c)(e)
04/01/19	7.250%	1,225,000	1,226,531
04/01/21	7.500%	1,225,000	1,228,062
Intelsat Jackson Holdings SA(a)(e)
10/15/20	7.250%	2,496,000	2,499,120
Intelsat Jackson Holdings SA(e)
06/15/16	11.250%	1,809,000	1,928,846
Interpublic Group of Companies, Inc. (The)
Senior Unsecured
11/15/14	6.250%	157,000	171,523
07/15/17	10.000%	3,552,000	4,226,880
Nielsen Finance LLC/Co.
05/01/16	11.500%	960,000	1,130,400
Nielsen Finance LLC/Co.(a)
10/15/18	7.750%	5,459,000	5,854,777
Salem Communications Corp.
Secured
12/15/16	9.625%	2,254,000	2,434,320
Sinclair Television Group, Inc.
Secured(a)
11/01/17	9.250%	3,961,000	4,416,515
Sirius XM Radio, Inc.(a)(b)
04/01/15	8.750%	3,155,000	3,549,375
Univision Communications, Inc.(a)
05/15/21	8.500%	4,555,000	4,703,037
Senior Secured
11/01/20	7.875%	2,400,000	2,544,000
XM Satellite Radio, Inc.(a)
11/01/18	7.625%	3,056,000	3,224,080

Total			55,977,852

Metals (5.4%)

Arch Coal, Inc.
08/01/16	8.750%	2,185,000	2,441,738
Consol Energy, Inc.
04/01/17	8.000%	2,445,000	2,677,275
04/01/20	8.250%	1,699,000	1,883,766
FMG Resources August 2006 Proprietary Ltd.(a)(e)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Metals (continued)

11/01/15	7.000%	$3,495,000	$3,605,224
02/01/16	6.375%	1,630,000	1,642,225
02/01/18	6.875%	874,000	911,145
JMC Steel Group
Senior Notes(a)
03/15/18	8.250%	850,000	869,125
Noranda Aluminum Acquisition Corp.
PIK(d)
05/15/15	5.193%	11,828,291	11,384,729
Novelis, Inc.(a)(e)
12/15/17	8.375%	2,380,000	2,576,350
12/15/20	8.750%	2,380,000	2,618,000
Rain CII Carbon LLC/Corp.
Senior Secured(a)
12/01/18	8.000%	2,035,000	2,172,363
United States Steel Corp.
Senior Unsecured
02/01/18	7.000%	3,217,000	3,341,659
04/01/20	7.375%	736,000	770,960

Total			36,894,559

Non-Captive Consumer (0.4%)

SLM Corp.
Senior Notes
01/25/16	6.250%	1,733,000	1,806,653
Senior Unsecured
03/25/20	8.000%	810,000	882,900

Total			2,689,553

Non-Captive Diversified (6.3%)

Ally Financial, Inc.
12/01/14	6.750%	1,605,000	1,691,269
03/15/20	8.000%	11,789,000	12,835,274
Ally Financial, Inc.(a)
09/15/20	7.500%	880,000	928,400
CIT Group, Inc.
Secured
05/01/16	7.000%	1,100,000	1,101,375
05/01/17	7.000%	12,325,000	12,340,406
CIT Group, Inc.(a)(b)
Secured
04/01/18	6.625%	1,450,000	1,471,750
CIT Group, Inc.(a)(b)(c)
Secured
04/01/18	6.625%	950,000	964,250
Ford Motor Credit Co. LLC
Senior Unsecured
04/15/15	7.000%	3,935,000	4,259,346
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	2,605,000	2,950,163
12/15/20	8.250%	1,660,000	1,819,775
International Lease Finance Corp.(a)
Senior Unsecured
03/15/17	9.000%	2,099,000	2,361,375

Total			42,723,383

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Oil Field Services (1.1%)

Key Energy Services, Inc.
03/01/21	6.750%	$1,387,000	$1,411,272
Offshore Group Investments Ltd.
Senior Secured(a)(e)
08/01/15	11.500%	4,085,000	4,532,338
Trinidad Drilling Ltd.
Senior Unsecured(a)(e)
01/15/19	7.875%	1,617,000	1,709,640

Total			7,653,250

Other Industry (0.5%)

Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125%	1,826,000	1,928,713
Chart Industries, Inc.
10/15/15	9.125%	590,000	601,800
Interline Brands, Inc.
11/15/18	7.000%	930,000	953,250

Total			3,483,763

Packaging (2.0%)

Ardagh Packaging Finance PLC(a)(b)(e)
10/15/20	9.125%	1,410,000	1,526,325
Ardagh Packaging Finance PLC(a)(e)
Senior Secured
10/15/17	7.375%	645,000	690,150
Greif, Inc.
Senior Unsecured
08/01/19	7.750%	390,000	426,075
Reynolds Group Issuer, Inc./LLC(a)
04/15/19	9.000%	1,860,000	1,925,100
02/15/21	8.250%	2,076,000	2,060,430
Senior Secured
10/15/16	7.750%	628,000	665,680
04/15/19	7.125%	3,136,000	3,214,400
Silgan Holdings, Inc.
Senior Unsecured
08/15/16	7.250%	2,840,000	3,081,400

Total			13,589,560

Paper (1.1%)

Cascades, Inc.(e)
01/15/20	7.875%	3,254,000	3,432,970
Graphic Packaging International, Inc.
06/15/17	9.500%	2,210,000	2,453,100
10/01/18	7.875%	471,000	503,970
Verso Paper Holdings LLC/Inc.
Secured(a)(b)
02/01/19	8.750%	1,118,000	1,162,720

Total			7,552,760

Pharmaceuticals (1.0%)

Grifols, Inc.
Secured(a)
02/01/18	8.250%	2,185,000	2,239,625

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Pharmaceuticals (continued)

Valeant Pharmaceuticals International(a)(e)
10/01/17	6.750%	$860,000	$847,100
10/01/20	7.000%	672,000	651,840
Warner Chilcott Co./Finance LLC(a)
09/15/18	7.750%	2,724,000	2,853,390

Total			6,591,955

Refining (0.3%)

United Refining Co.
Senior Secured(a)
02/28/18	10.500%	2,236,000	2,236,000

Retailers (1.9%)

Ltd Brands, Inc.
04/01/21	6.625%	1,280,000	1,308,800
Needle Merger Sub Corp.
Senior Unsecured(a)(b)
03/15/19	8.125%	1,763,000	1,780,630
QVC, Inc.(a)
Senior Secured
04/15/17	7.125%	1,681,000	1,758,746
10/01/19	7.500%	1,025,000	1,076,250
10/15/20	7.375%	421,000	438,366
Rite Aid Corp.
Senior Secured(b)
08/15/20	8.000%	2,005,000	2,122,794
Toys R Us Property Co. II LLC
Senior Secured
12/01/17	8.500%	2,555,000	2,746,625
Toys R Us, Inc.
Senior Unsecured
10/15/18	7.375%	1,394,000	1,397,485

Total			12,629,696

Technology (5.0%)

Amkor Technology, Inc.
Senior Unsecured(b)
05/01/18	7.375%	1,521,000	1,574,235
Avaya, Inc.
11/01/15	9.750%	979,000	994,909
Avaya, Inc.(a)
Senior Secured
04/01/19	7.000%	1,556,000	1,517,100
CDW Escrow Corp.
Senior Notes(a)(c)
04/01/19	8.500%	1,785,000	1,787,231
Cardtronics, Inc.
09/01/18	8.250%	2,000,000	2,172,500
CommScope, Inc.(a)
01/15/19	8.250%	1,469,000	1,535,105
First Data Corp.
09/24/15	9.875%	210,000	214,725
First Data Corp.(a)
01/15/21	12.625%	3,616,000	3,923,360

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)

Senior Secured
08/15/20	8.875%	$2,605,000	$2,858,988
First Data Corp.(a)(c)
Senior Secured
06/15/19	7.375%	1,332,000	1,360,305
First Data Corp.(b)
09/24/15	9.875%	1,714,000	1,756,850
PIK
09/24/15	10.550%	113,000	117,096
Freescale Semiconductor, Inc.
Senior Secured(a)
04/15/18	9.250%	1,400,000	1,533,000
Interactive Data Corp.(a)
08/01/18	10.250%	3,140,000	3,524,650
NXP BV/Funding LLC
Senior Secured(a)(e)
08/01/18	9.750%	5,333,000	6,006,291
SunGard Data Systems, Inc.
Senior Unsecured(a)
11/15/18	7.375%	2,817,000	2,880,382

Total			33,756,727

Transportation Services (1.3%)

Avis Budget Car Rental LLC/Finance, Inc.
03/15/18	9.625%	1,437,000	1,587,885
01/15/19	8.250%	1,400,000	1,466,500
Hertz Corp. (The)(a)
10/15/18	7.500%	2,005,000	2,075,175
04/15/19	6.750%	1,440,000	1,427,400
01/15/21	7.375%	2,460,000	2,515,350

Total			9,072,310

Wireless (5.0%)

Clearwire Communications LLC/Finance, Inc.(a)
Senior Secured
12/01/15	12.000%	1,800,000	1,939,500
Clearwire Communications LLC/Finance, Inc.(a)(b)
Senior Secured
12/01/17	12.000%	1,812,000	1,936,575
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	3,445,000	3,660,312
MetroPCS Wireless, Inc.
09/01/18	7.875%	3,370,000	3,605,900
11/15/20	6.625%	1,870,000	1,867,663
NII Capital Corp.
08/15/16	10.000%	594,000	677,160
04/01/21	7.625%	1,845,000	1,886,512
Nextel Communications, Inc.
08/01/15	7.375%	1,251,000	1,255,691
SBA Telecommunications, Inc.
08/15/16	8.000%	1,535,000	1,671,231
08/15/19	8.250%	2,346,000	2,592,330
Sprint Nextel Corp.
Senior Unsecured
12/01/16	6.000%	394,000	395,478
Sprint Nextel Corp.(b)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Wireless (continued)

Senior Unsecured
08/15/17	8.375%	$6,064,000	$6,753,780
Wind Acquisition Finance SA(a)(e)
07/15/17	11.750%	3,105,000	3,570,750
Senior Secured
02/15/18	7.250%	2,170,000	2,278,500
Wind Acquisition Finance SA(a)(e)(f)(g)
07/15/17	0.000%	3,105,000	6,210

Total			34,097,592

Wirelines (3.8%)

Cincinnati Bell, Inc.
10/15/17	8.250%	1,599,000	1,610,992
10/15/20	8.375%	1,601,000	1,572,983
Frontier Communications Corp.
Senior Unsecured
04/15/17	8.250%	934,000	1,008,720
03/15/19	7.125%	3,204,000	3,252,060
ITC Deltacom, Inc.
Senior Secured
04/01/16	10.500%	1,809,000	1,994,422
Integra Telecom Holdings, Inc.
Senior Secured(a)
04/15/16	10.750%	1,659,000	1,800,015
Level 3 Financing, Inc.
11/01/14	9.250%	290,000	296,525
02/15/17	8.750%	2,506,000	2,487,205
02/01/18	10.000%	1,610,000	1,612,012
Level 3 Financing, Inc.(a)
04/01/19	9.375%	795,000	769,163
PAETEC Holding Corp.
Senior Secured
06/30/17	8.875%	2,603,000	2,804,732
PAETEC Holding Corp.(a)
Senior Unsecured
12/01/18	9.875%	3,200,000	3,376,000
Windstream Corp.(a)
10/15/20	7.750%	1,200,000	1,233,000
Windstream Corp.(a)(b)
10/01/21	7.750%	1,820,000	1,849,575
Windstream Corp.(b)
09/01/18	8.125%	355,000	378,963

Total			26,046,367

Total Corporate Bonds & Notes (Cost: $618,058,005)			$656,557,319

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (0.2%)

Gaming (0.2%)

Great Lakes Gaming of Michigan LLC(d)(f)(g)(h)
Development Term Loan
08/15/12	9.000%	$1,282,352	$1,279,916

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Gaming (continued)

Non-Gaming Land Acquisition Letter of Credit

08/15/12	9.000%	$274,079	$273,558

Total			1,553,474

Total Senior Loans (Cost: $1,548,082)			$1,553,474

Issuer		Shares	Value

Limited Partnerships (—%)

FINANCIALS (—%)

Diversified Financial Services (—%)

Varde Fund V LP(f)(g)		5,000,000	$100,440

TOTAL FINANCIALS			100,440

Total Limited Partnerships (Cost: $—)			$100,440

		Shares	Value

Money Market Fund (2.6%)

Columbia Short-Term Cash Fund, 0.229%(i)(j)		17,944,585	$17,944,585

Total Money Market Fund (Cost: $17,944,585)			$17,944,585

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (6.1%)

Asset-Backed Commercial Paper (0.3%)

Rhein-Main Securitisation Ltd.
04/18/11	0.551%	$1,997,342	$1,997,342

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (1.0%)

Credit Industrial et Commercial
06/07/11	0.400%	$2,000,000	$2,000,000
Development Bank of Singapore Ltd.
04/26/11	0.400%	1,000,000	1,000,000
05/09/11	0.400%	1,000,000	1,000,000
Mitsubishi UFJ Trust and Banking Corp.
04/06/11	0.350%	1,000,000	1,000,000
Sumitomo Trust & Banking Co., Ltd.
05/25/11	0.370%	999,086	999,086
United Overseas Bank Ltd.
05/23/11	0.400%	1,000,000	1,000,000

Total			6,999,086

Repurchase Agreements (4.8%)

Citigroup Global Markets, Inc.(k)
dated 03/31/11, matures 04/01/11,
repurchase price $20,000,072
	0.130%	20,000,000	20,000,000
repurchase price $5,000,018
	0.130%	5,000,000	5,000,000
Goldman Sachs & Co. dated 03/31/11, matures 04/01/11, repurchase price $7,282,892(k)
	0.160%	7,282,860	7,282,860

Total			32,282,860

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $41,279,288)			$41,279,288

Total Investments (Cost: $678,829,960)(l)			$717,435,106(m)
Other Assets & Liabilities, Net			(36,541,065)

Net Assets			$680,894,041

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $283,497,217 or 41.64% of net assets.

(b)	At March 31, 2011, security was partially or fully on loan.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2011.

(e)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 9.46% of net assets.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2011 was $3,251,744, representing 0.48% of net assets. Information concerning such security holdings at March 31, 2011 was as follows:

	Acquisition
Security Description	Dates	Cost
Great Lakes Gaming of Michigan LLC Development Term Loan 9.000% 2012	03/02/07 thru 09/15/07	$1,275,517
Great Lakes Gaming of Michigan LLC Non-Gaming Land Acquisition Letter of Credit 9.000% 2012	03/02/07 thru 09/15/07	272,566
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Trust 9.300% 2015	02/09/00 thru 04/09/02	1,103,783
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Trust 9.300% 2015	12/11/01 thru 08/28/02	339,722
Varde Fund V LP	04/27/00 thru 06/19/00	—	*
Wind Acquisition Finance SA 0.000% 2017	03/02/11	—

*	The original cost for this position was $5,000,000. From September 29, 2004 through May 7, 2005, $5,000,000 was returned to the fund in the form of return of capital.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2011, the value of these securities amounted to $3,251,744, which represents 0.48% of net assets.

(h)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(j)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$7,909,130	$82,050,295	$(72,014,840)	$—	$17,944,585	$9,379	$17,944,585

(k)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value

Fannie Mae Benchmark REMIC	$88,259
Fannie Mae REMICS	6,527,687
Fannie Mae Whole Loan	152,139
Fannie Mae-Aces	41,030
Freddie Mac Reference REMIC	611,701
Freddie Mac REMICS	9,971,568
Government National Mortgage Association	3,007,616

Total Market Value of Collateral Securities	$20,400,000

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value

Fannie Mae Benchmark REMIC	$22,065
Fannie Mae REMICS	1,631,922
Fannie Mae Whole Loan	38,035
Fannie Mae-Aces	10,257
Freddie Mac Reference REMIC	152,925
Freddie Mac REMICS	2,492,892
Government National Mortgage Association	751,904

Total Market Value of Collateral Securities	$5,100,000

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$7,428,517

Total Market Value of Collateral Securities	$7,428,517

(l)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $678,830,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$43,582,000
Unrealized Depreciation	(4,977,000)

Net Unrealized Appreciation	$38,605,000

(m)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

PIK	Payment-in-Kind
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes
Entertainment	$—	$10,407,079	$1,591,620	$11,998,699
Wireless	—	34,091,382	6,210	34,097,592
All Other Industries	—	610,461,028	—	610,461,028

Total Bonds	—	654,959,489	1,597,830	656,557,319

Other
Senior Loans
Gaming	—	—	1,553,474	1,553,474
Limited Partnerships
Financials	—	—	100,440	100,440
Affiliated Money Market Fund(c)	17,944,585	—	—	17,944,585
Investments of Cash Collateral Received for Securities on Loan	—	41,279,288	—	41,279,288

Total Other	17,944,585	41,279,288	1,653,914	60,877,787

Total	$17,944,585	$696,238,777	$3,251,744	$717,435,106

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds	Senior	Limited
	& Notes	Loans	Partnerships	Total

Balance as of December 31, 2010	$1,728,094	$2,403,005	$100,860	$4,231,959
Accrued discounts/premiums	5,781	1,718	—	7,499
Realized gain (loss)	21,691	5,139	—	26,830
Change in unrealized appreciation (depreciation)*	(17,986)	17,896	(420)	(510)
Sales	(139,750)	(874,284)	—	(1,014,034)
Purchases	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of March 31, 2011	$1,597,830	$1,553,474	$100,440	$3,251,744

*	Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2011 was $(3,967), which is comprised of Corporate Bonds & Notes of $(17,986), Senior Loans of $14,439 and Limited Partnerships of $(420).
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Variable Portfolio - Income Opportunities Fund
(formerly known as RiverSource Variable Portfolio - Income Opportunities Fund)

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (94.7%)

Aerospace & Defense (3.4%)

ADS Tactical, Inc.
Senior Secured(a)(b)
04/01/18	11.000%	$7,350,000	$7,533,750
Huntington Ingalls Industries, Inc.(a)(b)
03/15/18	6.875%	2,372,000	2,475,775
03/15/21	7.125%	3,221,000	3,357,892
Kratos Defense & Security Solutions, Inc.
Senior Secured
06/01/17	10.000%	3,660,000	4,035,150
Kratos Defense & Security Solutions, Inc.(a)
Senior Secured
06/01/17	10.000%	5,202,000	5,748,210
L-3 Communications Corp.
10/15/15	6.375%	3,357,000	3,457,710
Oshkosh Corp.
03/01/17	8.250%	2,904,000	3,194,400
03/01/20	8.500%	5,143,000	5,766,589
TransDigm, Inc.
Senior Subordinated Notes(a)(b)
12/15/18	7.750%	3,351,000	3,598,136

Total			39,167,612

Automotive (1.7%)

Accuride Corp.
Senior Secured(b)
08/01/18	9.500%	965,000	1,073,563
Dana Holding Corp.(b)
Senior Unsecured
02/15/19	6.500%	850,000	843,625
02/15/21	6.750%	6,811,000	6,793,972
Lear Corp.
03/15/20	8.125%	1,524,000	1,676,400
Lear Corp.(b)
03/15/18	7.875%	2,732,000	2,977,880
TRW Automotive, Inc.(a)
12/01/17	8.875%	4,085,000	4,575,200
Visteon Corp.
Senior Notes(a)(c)
04/15/19	6.750%	2,057,000	2,057,000

Total			19,997,640

Brokerage (0.7%)

E*Trade Financial Corp.(b)
Senior Unsecured
09/15/13	7.375%	990,000	993,713
12/01/15	7.875%	6,940,000	7,026,750

Total			8,020,463

Building Materials (1.1%)

Associated Materials LLC
Senior Secured(a)
11/01/17	9.125%	368,000	391,000
Euramax International, Inc.
Senior Secured(a)
04/01/16	9.500%	3,105,000	3,143,813

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Building Materials (continued)

Gibraltar Industries, Inc.
12/01/15	8.000%	$3,807,000	$3,892,657
Interface, Inc.(a)(b)
12/01/18	7.625%	874,000	922,070
Norcraft Companies LP/Finance Corp.
Secured
12/15/15	10.500%	4,704,000	5,033,280
Norcraft Holdings LP/Capital Corp.
Senior Discount Notes(d)
09/01/12	9.750%	92,000	91,080

Total			13,473,900

Chemicals (3.5%)

Ashland, Inc.
06/01/17	9.125%	2,715,000	3,115,463
CF Industries, Inc.
05/01/18	6.875%	3,625,000	4,060,000
CF Industries, Inc.(b)
05/01/20	7.125%	3,707,000	4,198,177
Celanese U.S. Holdings LLC(a)(b)
10/15/18	6.625%	316,000	325,480
Chemtura Corp.(a)
09/01/18	7.875%	1,291,000	1,365,233
Hexion U.S. Finance Corp./Nova Scotia ULC
Senior Secured(b)
02/01/18	8.875%	10,440,000	11,040,300
Koppers, Inc.
12/01/19	7.875%	1,040,000	1,128,400
Lyondell Chemical Co.
Senior Secured(a)(b)
11/01/17	8.000%	6,781,000	7,493,005
Nalco Co.(a)(b)
01/15/19	6.625%	5,310,000	5,462,662
Polypore International, Inc.(a)
11/15/17	7.500%	3,000,000	3,150,000

Total			41,338,720

Construction Machinery (3.1%)

Case New Holland, Inc.
Senior Notes(a)
12/01/17	7.875%	6,622,000	7,350,420
Columbus McKinnon Corp.(a)(b)
02/01/19	7.875%	1,100,000	1,138,500
Manitowoc Co., Inc. (The)(b)
02/15/18	9.500%	5,435,000	6,114,375
11/01/20	8.500%	1,550,000	1,662,375
RSC Equipment Rental, Inc./Holdings III LLC(a)(b)
Senior Secured
07/15/17	10.000%	3,380,000	3,836,300
Senior Unsecured
02/01/21	8.250%	1,675,000	1,742,000
United Rentals North America, Inc.
12/15/19	9.250%	12,620,000	14,071,300

Total			35,915,270

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Consumer Cyclical Services (0.7%)

Brickman Group Holdings, Inc.
Senior Notes(a)
11/01/18	9.125%	$291,000	$312,098
Garda World Security Corp.
Senior Unsecured(a)(b)(e)
03/15/17	9.750%	3,413,000	3,677,507
West Corp.(a)(b)
01/15/19	7.875%	3,615,000	3,687,300

Total			7,676,905

Consumer Products (2.0%)

ACCO Brands Corp.
Senior Secured(b)
03/15/15	10.625%	825,000	930,187
Central Garden and Pet Co.
03/01/18	8.250%	4,940,000	5,162,300
Jarden Corp.
05/01/16	8.000%	3,297,000	3,606,094
Libbey Glass, Inc.
Senior Secured
02/15/15	10.000%	4,058,000	4,423,220
NBTY, Inc.(a)(b)
10/01/18	9.000%	390,000	423,150
Scotts Miracle-Gro Co. (The)(a)(b)
12/15/20	6.625%	640,000	656,800
Sealy Mattress Co.
Senior Secured(a)(b)
04/15/16	10.875%	597,000	678,341
Spectrum Brands Holdings, Inc.
Senior Secured(a)
06/15/18	9.500%	6,406,000	7,046,600

Total			22,926,692

Diversified Manufacturing (1.6%)

Amsted Industries, Inc.
Senior Notes(a)
03/15/18	8.125%	3,474,000	3,717,180
CPM Holdings, Inc.
Senior Secured(a)
09/01/14	10.875%	7,059,000	7,623,720
Pinafore LLC/Inc.
Secured(a)(b)(e)
10/01/18	9.000%	650,000	702,000
SPX Corp.(a)
09/01/17	6.875%	3,741,000	4,021,575
WireCo WorldGroup
Senior Unsecured(a)
05/15/17	9.500%	2,140,000	2,279,100

Total			18,343,575

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Electric (3.6%)

CMS Energy Corp.
Senior Unsecured
02/15/18	5.050%	$2,980,000	$2,976,275
Calpine Corp.
Senior Secured(a)(b)
02/15/21	7.500%	2,670,000	2,766,787
Edison Mission Energy
Senior Unsecured(b)
05/15/17	7.000%	4,248,000	3,409,020
Energy Future Holdings Corp.
Senior Secured(b)
01/15/20	10.000%	3,545,000	3,756,548
GenOn Energy, Inc.
Senior Unsecured(a)(b)
10/15/18	9.500%	2,407,000	2,509,298
Ipalco Enterprises, Inc.
Senior Secured(a)
04/01/16	7.250%	2,015,000	2,181,238
Midwest Generation LLC
Pass-Through Certificates(b)
01/02/16	8.560%	10,000,257	10,200,262
NRG Energy, Inc.(b)
01/15/17	7.375%	13,422,000	13,992,435

Total			41,791,863

Entertainment (1.1%)

AMC Entertainment, Inc.(b)
06/01/19	8.750%	3,867,000	4,195,695
Cinemark USA, Inc.(b)
06/15/19	8.625%	2,039,000	2,227,607
Regal Cinemas Corp.
07/15/19	8.625%	2,975,000	3,194,406
Speedway Motorsports, Inc.
06/01/16	8.750%	2,800,000	3,066,000
Speedway Motorsports, Inc.(a)
Senior Notes
02/01/19	6.750%	645,000	649,838

Total			13,333,546

Environmental (0.2%)

Clean Harbors, Inc.
Senior Secured
08/15/16	7.625%	1,463,000	1,552,609
Clean Harbors, Inc.(a)(b)
Senior Secured
08/15/16	7.625%	1,250,000	1,326,562

Total			2,879,171

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage (0.5%)

Cott Beverages, Inc.
09/01/18	8.125%	$1,347,000	$1,437,923
Cott Beverages, Inc.(b)
11/15/17	8.375%	1,205,000	1,286,338
Darling International, Inc.(a)
12/15/18	8.500%	650,000	706,875
Dean Foods Co.(a)(b)
Senior Notes
12/15/18	9.750%	1,882,000	1,931,402
Dean Foods Co.(b)
06/01/16	7.000%	95,000	90,606

Total			5,453,144

Gaming (5.3%)

Boyd Gaming Corp.
Senior Notes(a)
12/01/18	9.125%	7,094,000	7,289,085
FireKeepers Development Authority
Senior Secured(a)
05/01/15	13.875%	2,750,000	3,258,750
Isle of Capri Casinos, Inc.(a)(b)
03/15/19	7.750%	706,000	702,470
MGM Resorts International
Senior Secured(b)
03/15/20	9.000%	11,075,000	12,182,500
Penn National Gaming, Inc.
Senior Subordinated Notes(b)
08/15/19	8.750%	2,275,000	2,511,031
Pinnacle Entertainment, Inc.
08/01/17	8.625%	813,000	886,170
Pinnacle Entertainment, Inc.(b)
05/15/20	8.750%	1,239,000	1,288,560
Pokagon Gaming Authority
Senior Notes(a)
06/15/14	10.375%	6,627,000	6,858,945
San Pasqual Casino(a)
09/15/13	8.000%	1,520,000	1,520,000
Seminole Indian Tribe of Florida(a)
10/01/20	7.804%	1,955,000	1,932,948
Senior Secured
10/01/20	6.535%	4,385,000	4,309,052
Seminole Indian Tribe of Florida(a)(b)
10/01/17	7.750%	4,520,000	4,779,900
Seneca Gaming Corp.(a)
12/01/18	8.250%	2,533,000	2,608,990
Shingle Springs Tribal Gaming Authority
Senior Notes(a)
06/15/15	9.375%	11,230,000	7,411,800
Tunica-Biloxi Gaming Authority
Senior Unsecured(a)
11/15/15	9.000%	4,262,000	4,219,380

Total			61,759,581

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Gas Distributors (0.2%)

Energy Transfer Equity LP
10/15/20	7.500%	$2,057,000	$2,242,130

Gas Pipelines (3.1%)

Copano Energy LLC/Finance Corp.(c)
04/01/21	7.125%	810,000	820,125
El Paso Corp.
01/15/32	7.750%	7,400,000	8,292,307
MarkWest Energy Partners LP/Finance Corp.
08/15/21	6.500%	2,800,000	2,796,500
Regency Energy Partners LP/Finance Corp.(b)
06/01/16	9.375%	4,205,000	4,783,187
12/01/18	6.875%	1,649,000	1,752,063
Sonat, Inc.
Senior Unsecured
02/01/18	7.000%	2,600,000	2,872,875
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	7,827,000	7,944,405
Southern Star Central Corp.(a)
Senior Unsecured
03/01/16	6.750%	6,490,000	6,587,350

Total			35,848,812

Health Care (4.8%)

AMGH Merger Sub, Inc.(a)(b)
11/01/18	9.250%	871,000	934,147
American Renal Holdings Co., Inc.
Senior Secured
05/15/18	8.375%	2,265,000	2,389,575
Apria Healthcare Group, Inc.
Senior Secured
11/01/14	11.250%	2,930,000	3,157,075
Capella Healthcare, Inc.(a)(b)
07/01/17	9.250%	570,000	612,750
ConvaTec Healthcare E SA
Senior Unsecured(a)(e)
12/15/18	10.500%	5,229,000	5,490,450
Fresenius Medical Care U.S. Finance, Inc.(a)
02/15/21	5.750%	4,230,000	4,092,525
HCA, Inc.
Senior Secured
02/15/20	7.875%	3,700,000	4,023,750
09/15/20	7.250%	14,505,000	15,520,350
Hanger Orthopedic Group, Inc.(b)
11/15/18	7.125%	2,321,000	2,367,420
Healthsouth Corp.
02/15/20	8.125%	713,000	770,040
09/15/22	7.750%	330,000	343,200
InVentiv Health, Inc.(a)(b)
08/15/18	10.000%	4,583,000	4,766,320
LifePoint Hospitals, Inc.(a)(b)
10/01/20	6.625%	1,251,000	1,282,275

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)

STHI Holding Corp.
Secured(a)
03/15/18	8.000%	$1,164,000	$1,204,740
Tenet Healthcare Corp.
Senior Secured
07/01/19	8.875%	3,805,000	4,337,700
Vanguard Health Holding Co. II LLC/Inc.(a)(b)
02/01/18	8.000%	1,700,000	1,742,500
02/01/19	7.750%	400,000	405,000
Vanguard Health Holding Co. II LLC/Inc.(b)
02/01/18	8.000%	2,432,000	2,489,760

Total			55,929,577

Home Construction (0.5%)

K Hovnanian Enterprises, Inc.
Senior Secured
10/15/16	10.625%	2,586,000	2,747,625
KB Home
09/15/17	9.100%	2,155,000	2,284,300
William Lyon Homes, Inc.
02/15/14	7.500%	518,000	376,845

Total			5,408,770

Independent Energy (8.1%)

Berry Petroleum Co.(b)
Senior Unsecured
06/01/14	10.250%	4,735,000	5,492,600
11/01/20	6.750%	975,000	1,004,250
Brigham Exploration Co.(a)(b)
10/01/18	8.750%	2,365,000	2,636,975
Carrizo Oil & Gas, Inc.(a)(b)
10/15/18	8.625%	5,309,000	5,654,085
Chaparral Energy, Inc.(a)
10/01/20	9.875%	1,270,000	1,409,700
Chaparral Energy, Inc.(a)(b)
09/01/21	8.250%	2,630,000	2,708,900
Chesapeake Energy Corp.(b)
08/15/20	6.625%	8,750,000	9,296,875
02/15/21	6.125%	2,325,000	2,400,563
Comstock Resources, Inc.(b)
10/15/17	8.375%	3,291,000	3,414,412
04/01/19	7.750%	3,003,000	3,055,553
Concho Resources, Inc.
10/01/17	8.625%	5,144,000	5,684,120
Senior Notes
01/15/21	7.000%	2,520,000	2,652,300
Continental Resources, Inc.
10/01/20	7.375%	1,008,000	1,083,600
04/01/21	7.125%	2,318,000	2,462,875
Denbury Resources, Inc.(b)
03/01/16	9.750%	3,000,000	3,382,500
02/15/20	8.250%	493,000	549,695
EXCO Resources, Inc.(b)
09/15/18	7.500%	6,246,000	6,347,497

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

Hilcorp Energy I LP/Finance Co.
Senior Unsecured(a)
11/01/15	7.750%	$6,376,000	$6,599,160
MEG Energy Corp.(a)(e)
03/15/21	6.500%	3,390,000	3,445,087
Oasis Petroleum, Inc.
Senior Notes(a)
02/01/19	7.250%	1,694,000	1,719,410
Petrohawk Energy Corp.(a)
08/15/18	7.250%	2,503,000	2,571,833
Petrohawk Energy Corp.(b)
08/15/18	7.250%	2,320,000	2,389,600
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	3,420,000	3,591,000
Quicksilver Resources, Inc.
08/01/15	8.250%	4,653,000	4,850,752
Range Resources Corp.
05/01/18	7.250%	1,165,000	1,243,638
05/15/19	8.000%	2,632,000	2,901,780
Range Resources Corp.(b)
08/01/20	6.750%	2,920,000	3,106,150
Southwestern Energy Co.
Senior Notes(b)
02/01/18	7.500%	2,035,000	2,307,181
Venoco, Inc.
Senior Unsecured(a)
02/15/19	8.875%	699,000	699,000

Total			94,661,091

Life Insurance (0.8%)

ING Groep NV(d)(e)
12/29/49	5.775%	10,353,000	9,576,525

Lodging (0.7%)

Starwood Hotels & Resorts Worldwide, Inc.
Senior Unsecured(b)
12/01/19	7.150%	1,254,000	1,379,400
Wyndham Worldwide Corp.
Senior Unsecured
03/01/20	7.375%	2,500,000	2,756,250
Wyndham Worldwide Corp.(b)
Senior Unsecured
12/01/16	6.000%	3,340,000	3,539,198
02/01/18	5.750%	553,000	572,992

Total			8,247,840

Media Cable (4.0%)

Bresnan Broadband Holdings LLC(a)
12/15/18	8.000%	140,000	148,400
CCO Holdings LLC/Capital Corp.(b)
01/15/19	7.000%	2,835,000	2,905,875
04/30/20	8.125%	9,461,000	10,288,837

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Media Cable (continued)

CSC Holdings LLC
Senior Unsecured(b)
02/15/19	8.625%	$1,780,000	$2,038,100
Cablevision Systems Corp.
Senior Unsecured(b)
09/15/17	8.625%	3,190,000	3,548,875
Cequel Communications Holdings I LLC/Capital Corp.
Senior Unsecured(a)(b)
11/15/17	8.625%	5,521,000	5,755,643
DISH DBS Corp.
09/01/19	7.875%	2,058,000	2,227,785
DISH DBS Corp.(b)
02/01/16	7.125%	7,355,000	7,851,462
Insight Communications Co., Inc.
Senior Notes(a)(b)
07/15/18	9.375%	2,100,000	2,331,000
Kabel BW Erste Beteiligungs GmbH/Co. KG
Senior Secured(a)(e)
03/15/19	7.500%	2,000,000	2,049,205
Videotron Ltee(e)
04/15/18	9.125%	6,495,000	7,290,638

Total			46,435,820

Media Non-Cable (7.2%)

Belo Corp.
Senior Unsecured(b)
11/15/16	8.000%	7,468,000	8,140,120
Clear Channel Worldwide Holdings, Inc.(b)
12/15/17	9.250%	7,257,000	7,955,486
Entravision Communications Corp.
Senior Secured(b)
08/01/17	8.750%	5,890,000	6,272,850
Intelsat Jackson Holdings SA(a)(c)(e)
04/01/19	7.250%	4,365,000	4,370,456
04/01/21	7.500%	4,365,000	4,375,913
Intelsat Subsidiary Holding Co. SA(a)(e)
01/15/15	8.875%	2,310,000	2,385,075
Interpublic Group of Companies, Inc. (The)
Senior Unsecured
07/15/17	10.000%	6,664,000	7,930,160
Nielsen Finance LLC/Co.(a)
10/15/18	7.750%	8,360,000	8,966,100
Salem Communications Corp.
Secured(b)
12/15/16	9.625%	7,799,000	8,422,920
Sinclair Television Group, Inc.
Secured(a)(b)
11/01/17	9.250%	8,861,000	9,880,015
Sirius XM Radio, Inc.(a)(b)
04/01/15	8.750%	4,735,000	5,326,875
Univision Communications, Inc.
Senior Secured(a)(b)
11/01/20	7.875%	5,055,000	5,358,300
XM Satellite Radio, Inc.(a)
11/01/18	7.625%	4,773,000	5,035,515

Total			84,419,785

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Metals (4.1%)

Arch Coal, Inc.
08/01/16	8.750%	$3,234,000	$3,613,995
Arch Coal, Inc.(b)
10/01/20	7.250%	329,000	352,441
Compass Minerals International, Inc.
06/01/19	8.000%	1,610,000	1,754,900
Consol Energy, Inc.
04/01/20	8.250%	4,490,000	4,978,287
Consol Energy, Inc.(b)
04/01/17	8.000%	6,532,000	7,152,540
FMG Resources August 2006 Proprietary Ltd.(a)(b)(e)
02/01/16	6.375%	2,600,000	2,619,500
02/01/18	6.875%	1,483,000	1,546,028
FMG Resources August 2006 Proprietary Ltd.(a)(e)
11/01/15	7.000%	5,382,000	5,551,736
JMC Steel Group
Senior Notes(a)(b)
03/15/18	8.250%	1,435,000	1,467,288
Novelis, Inc.(a)(b)(e)
12/15/20	8.750%	3,785,000	4,163,500
Novelis, Inc.(a)(e)
12/15/17	8.375%	3,790,000	4,102,675
Rain CII Carbon LLC/Corp.
Senior Secured(a)
12/01/18	8.000%	3,185,000	3,399,987
United States Steel Corp.
Senior Unsecured
02/01/18	7.000%	3,205,000	3,329,194
United States Steel Corp.(b)
Senior Unsecured
04/01/20	7.375%	3,359,000	3,518,552

Total			47,550,623

Non-Captive Consumer (0.7%)

SLM Corp.
Senior Notes
01/25/16	6.250%	2,904,000	3,027,420
Senior Unsecured
03/25/20	8.000%	1,350,000	1,471,500
Springleaf Finance Corp.
Senior Unsecured
12/15/17	6.900%	4,372,000	4,000,380

Total			8,499,300

Non-Captive Diversified (6.8%)

Ally Financial, Inc.(a)
09/15/20	7.500%	2,945,000	3,106,975
Ally Financial, Inc.(a)(b)
12/01/17	6.250%	3,735,000	3,805,031
Ally Financial, Inc.(b)
03/15/20	8.000%	19,469,000	21,196,874

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Non-Captive Diversified (continued)

CIT Group, Inc.(a)(b)
Secured
04/01/18	6.625%	$1,620,000	$1,644,300
CIT Group, Inc.(a)(b)(c)
Secured
04/01/18	6.625%	2,470,000	2,507,050
CIT Group, Inc.(b)
Secured
05/01/17	7.000%	19,740,000	19,764,675
Ford Motor Credit Co. LLC
Senior Unsecured
10/01/14	8.700%	3,690,000	4,188,740
02/01/21	5.750%	12,205,000	12,052,413
International Lease Finance Corp.(a)
Senior Unsecured
03/15/17	9.000%	3,140,000	3,532,500
International Lease Finance Corp.(b)
Senior Unsecured
09/01/17	8.875%	3,905,000	4,422,413
12/15/20	8.250%	3,095,000	3,392,894

Total			79,613,865

Oil Field Services (1.1%)

Key Energy Services, Inc.
03/01/21	6.750%	2,343,000	2,384,003
Offshore Group Investments Ltd.
Senior Secured(a)(e)
08/01/15	11.500%	6,515,000	7,228,440
Trinidad Drilling Ltd.
Senior Unsecured(a)(b)(e)
01/15/19	7.875%	2,595,000	2,743,671

Total			12,356,114

Other Industry (1.4%)

Aquilex Holdings LLC/Finance Corp.(b)
12/15/16	11.125%	5,992,000	6,329,050
Chart Industries, Inc.
10/15/15	9.125%	8,195,000	8,358,900
Interline Brands, Inc.
11/15/18	7.000%	1,439,000	1,474,975

Total			16,162,925

Packaging (3.6%)

Ardagh Packaging Finance PLC(a)(b)(e)
10/15/20	9.125%	2,160,000	2,338,200
Senior Secured
10/15/17	7.375%	2,715,000	2,905,050
Ball Corp.
09/01/19	7.375%	1,435,000	1,553,387
09/15/20	6.750%	1,500,000	1,571,250
Crown Americas LLC/Capital Corp. III
Senior Notes(a)(b)
02/01/21	6.250%	3,925,000	4,003,500

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Packaging (continued)

Greif, Inc.
Senior Unsecured
02/01/17	6.750%	$5,135,000	$5,417,425
Greif, Inc.(b)
Senior Unsecured
08/01/19	7.750%	905,000	988,713
Reynolds Group Issuer, Inc./LLC(a)
Senior Secured
04/15/19	7.125%	2,415,000	2,475,375
Reynolds Group Issuer, Inc./LLC(a)(b)
04/15/19	9.000%	3,255,000	3,368,925
02/15/21	8.250%	3,426,000	3,400,305
Senior Secured
10/15/16	7.750%	6,762,000	7,167,720
02/15/21	6.875%	2,225,000	2,236,125
Sealed Air Corp.
Senior Notes
06/15/17	7.875%	4,097,000	4,581,437

Total			42,007,412

Paper (1.0%)

Cascades, Inc.(e)
12/15/17	7.750%	5,255,000	5,550,594
Graphic Packaging International, Inc.(b)
06/15/17	9.500%	3,080,000	3,418,800
10/01/18	7.875%	715,000	765,050
Verso Paper Holdings LLC/Inc.
Secured(a)
02/01/19	8.750%	1,824,000	1,896,960

Total			11,631,404

Pharmaceuticals (1.4%)

Grifols, Inc.
Secured(a)(b)
02/01/18	8.250%	3,572,000	3,661,300
Mylan, Inc.(a)
11/15/18	6.000%	6,440,000	6,440,000
Valeant Pharmaceuticals International(a)(e)
10/01/17	6.750%	1,310,000	1,290,350
10/01/20	7.000%	1,020,000	989,400
Warner Chilcott Co./Finance LLC(a)
09/15/18	7.750%	4,126,000	4,321,985

Total			16,703,035

Railroads (0.2%)

Kansas City Southern Railway
06/01/15	8.000%	2,600,000	2,814,500

Refining (0.3%)

United Refining Co.
Senior Secured(a)
02/28/18	10.500%	3,769,000	3,769,000

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Retailers (1.9%)

HSN, Inc.
08/01/16	11.250%	$2,110,000	$2,389,575
Limited Brands, Inc.
05/01/20	7.000%	2,770,000	2,932,737
Ltd Brands, Inc.
04/01/21	6.625%	1,615,000	1,651,338
QVC, Inc.(a)
Senior Secured
10/01/19	7.500%	3,880,000	4,074,000
QVC, Inc.(a)(b)
Senior Secured
04/15/17	7.125%	2,900,000	3,034,125
Rite Aid Corp.
Senior Secured(b)
08/15/20	8.000%	1,210,000	1,281,088
Toys R Us Property Co. II LLC
Senior Secured(b)
12/01/17	8.500%	3,896,000	4,188,200
Toys R Us, Inc.
Senior Unsecured(b)
10/15/18	7.375%	2,396,000	2,401,990

Total			21,953,053

Technology (4.0%)

Amkor Technology, Inc.
Senior Unsecured(b)
05/01/18	7.375%	3,021,000	3,126,735
Avaya, Inc.
Senior Secured(a)(b)
04/01/19	7.000%	2,581,000	2,516,475
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	5,774,000	6,113,222
01/15/20	6.875%	788,000	851,040
Cardtronics, Inc.
09/01/18	8.250%	3,000,000	3,258,750
CommScope, Inc.(a)(b)
01/15/19	8.250%	2,396,000	2,503,820
First Data Corp.
09/24/15	9.875%	2,496,000	2,558,400
First Data Corp.(a)
Senior Secured
08/15/20	8.875%	3,905,000	4,285,738
First Data Corp.(a)(b)
01/15/21	12.625%	2,914,000	3,161,690
First Data Corp.(a)(c)
Senior Secured
06/15/19	7.375%	2,465,000	2,517,381
First Data Corp.(b)
PIK
09/24/15	10.550%	147,000	152,329
Freescale Semiconductor, Inc.
Senior Secured(a)
04/15/18	9.250%	2,045,000	2,239,275
Interactive Data Corp.(a)(b)
08/01/18	10.250%	4,665,000	5,236,463

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)

NXP BV/Funding LLC
Senior Secured(a)(e)
08/01/18	9.750%	$2,520,000	$2,838,150
SunGard Data Systems, Inc.
Senior Unsecured(a)(b)
11/15/18	7.375%	5,455,000	5,577,737

Total			46,937,205

Transportation Services (1.2%)

Avis Budget Car Rental LLC/Finance, Inc.(b)
03/15/18	9.625%	1,497,000	1,654,185
01/15/19	8.250%	2,750,000	2,880,625
Hertz Corp. (The)(a)(b)
10/15/18	7.500%	3,060,000	3,167,100
04/15/19	6.750%	2,795,000	2,770,544
01/15/21	7.375%	4,050,000	4,141,125

Total			14,613,579

Wireless (6.1%)

CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured(a)
05/01/17	7.750%	8,325,000	9,074,250
Clearwire Communications LLC/Finance, Inc.
Senior Secured(a)(b)
12/01/15	12.000%	3,616,000	3,905,280
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	3,865,000	4,106,562
Crown Castle International Corp.
Senior Unsecured
11/01/19	7.125%	4,000,000	4,175,000
MetroPCS Wireless, Inc.
11/15/20	6.625%	3,060,000	3,056,175
MetroPCS Wireless, Inc.(b)
09/01/18	7.875%	5,110,000	5,467,700
NII Capital Corp.
08/15/16	10.000%	975,000	1,111,500
NII Capital Corp.(b)
04/01/21	7.625%	3,150,000	3,220,875
Nextel Communications, Inc.(b)
08/01/15	7.375%	1,948,000	1,955,305
SBA Telecommunications, Inc.
08/15/16	8.000%	2,100,000	2,286,375
08/15/19	8.250%	2,387,000	2,637,635
Sprint Capital Corp.(b)
05/01/19	6.900%	793,000	818,773
11/15/28	6.875%	4,095,000	3,777,637
Sprint Nextel Corp.
Senior Unsecured(b)
08/15/17	8.375%	13,621,000	15,170,389
Wind Acquisition Finance SA(a)(b)(e)
Senior Secured
02/15/18	7.250%	4,341,000	4,558,050
Wind Acquisition Finance SA(a)(e)
07/15/17	11.750%	5,470,000	6,290,500
Wind Acquisition Finance SA(a)(e)(f)(g)
07/15/17	0.000%	5,470,000	10,940

Total			71,622,946

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (3.0%)

Cincinnati Bell, Inc.(b)
10/15/17	8.250%	$4,900,000	$4,936,750
Frontier Communications Corp.
Senior Unsecured
04/15/15	7.875%	1,162,000	1,252,055
10/01/18	8.125%	20,000	21,525
Frontier Communications Corp.(b)
Senior Unsecured
04/15/20	8.500%	9,548,000	10,347,645
ITC Deltacom, Inc.
Senior Secured
04/01/16	10.500%	2,969,000	3,273,322
Integra Telecom Holdings, Inc.
Senior Secured(a)
04/15/16	10.750%	2,604,000	2,825,340
Level 3 Financing, Inc.
02/15/17	8.750%	657,000	652,073
Level 3 Financing, Inc.(a)
04/01/19	9.375%	780,000	754,650
Level 3 Financing, Inc.(b)
11/01/14	9.250%	2,349,000	2,401,853
PAETEC Holding Corp.
Senior Secured(b)
06/30/17	8.875%	4,865,000	5,242,037
Windstream Corp.(b)
10/15/20	7.750%	2,730,000	2,805,075

Total			34,512,325

Total Corporate Bonds & Notes (Cost: $1,043,461,933)			$1,105,595,718

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (0.1%)

Gaming (0.1%)
Great Lakes Gaming of Michigan LLC(d)(f)(g)(h)
Development Term Loan
08/15/12	9.000%	$459,114	$458,242
Non-Gaming Land Acquisition Letter of Credit
08/15/12	9.000%	98,127	97,940

Total			556,182

Total Senior Loans (Cost: $554,252)			$556,182

	Shares	Value

Money Market Fund (4.3%)
Columbia Short-Term Cash Fund, 0.229%(i)(j)	50,655,291	$50,655,291

Total Money Market Fund (Cost: $50,655,291)		$50,655,291

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (24.0%)

Asset-Backed Commercial Paper (2.1%)

Ebbets Funding LLC
04/12/11	0.480%	$4,997,867	$4,997,867
Macquarie Bank Ltd.
05/09/11	0.395%	4,995,117	4,995,117
05/10/11	0.395%	5,994,075	5,994,075
Royal Park Investments Funding Corp.
06/17/11	0.601%	7,987,733	7,987,733

Total			23,974,792

Certificates of Deposit (13.8%)

Australia and New Zealand Bank Group, Ltd.
06/30/11	0.400%	5,000,000	5,000,000
Bank of Nova Scotia
05/12/11	0.220%	10,000,000	10,000,000
Barclays Bank PLC
06/15/11	0.400%	10,000,000	10,000,000
Canadian Imperial Bank
04/07/11	0.240%	5,000,000	5,000,000
Credit Agricole
04/21/11	0.400%	6,000,148	6,000,148
Credit Industrial et Commercial
05/23/11	0.400%	7,000,000	7,000,000
07/01/11	0.430%	3,000,000	3,000,000
Credit Suisse
04/15/11	0.240%	5,000,000	5,000,000
DZ Bank AG
04/08/11	0.400%	5,000,000	5,000,000
05/09/11	0.350%	2,000,000	2,000,000
Deutsche Bank AG
07/08/11	0.320%	9,000,000	9,000,000
Development Bank of Singapore Ltd.
05/09/11	0.400%	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04/04/11	0.380%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	5,000,000	5,000,000
06/27/11	0.380%	2,000,000	2,000,000
KBC Bank NV
04/29/11	0.450%	7,000,000	7,000,000
Mitsubishi UFJ Trust and Banking Corp.
04/05/11	0.350%	6,000,000	6,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

N.V. Bank Nederlandse Gemeenten
06/30/11	0.360%	$10,000,000	$10,000,000
Natixis
05/09/11	0.503%	7,000,000	7,000,000
Norinchukin Bank
05/13/11	0.350%	8,000,000	8,000,000
Rabobank Group
04/27/11	0.298%	6,500,000	6,500,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
04/21/11	0.510%	5,000,000	5,000,000
Union Bank of Switzerland
04/18/11	0.333%	5,000,000	5,000,000
08/15/11	0.355%	5,000,000	5,000,000
United Overseas Bank Ltd.
04/18/11	0.390%	5,000,000	5,000,000
Westpac Banking Corp.
05/09/11	0.230%	8,000,000	8,000,000

Total			161,500,148

Commercial Paper (1.1%)

ASB Finance Ltd.
05/03/11	0.391%	4,990,575	4,990,575
PB Capital Corp.
05/16/11	0.591%	2,995,329	2,995,329
Royal Park Investments Funding Corp.
06/28/11	0.601%	4,992,417	4,992,417

Total			12,978,321

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Other Short-Term Obligations (0.4%)

Goldman Sachs Group, Inc. (The)
04/20/11	0.270%	$5,000,000	$5,000,000

Repurchase Agreements (6.6%)

Barclays Capital, Inc.
dated 10/13/10, matures 04/15/11, repurchase price $10,001,125(k)
	0.270%	10,000,000	10,000,000
Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11, repurchase price $45,000,288(k)
	0.230%	45,000,000	45,000,000
Goldman Sachs & Co. dated 03/31/11, matures 04/01/11, repurchase price $17,675,942(k)
	0.160%	17,675,864	17,675,864
Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $4,275,768(k)
	0.280%	4,275,735	4,275,735

Total			76,951,599

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $280,404,860)			$280,404,860

Total Investments (Cost: $1,375,076,336)(l)			$1,437,212,051(m)
Other Assets & Liabilities, Net			(269,741,808)

Net Assets			$1,167,470,243

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $441,165,350 or 37.79% of net assets.

(b)	At March 31, 2011, security was partially or fully on loan.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2011.

(e)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 8.40% of net assets.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2011 was $567,122, representing 0.05% of net assets. Information concerning such security holdings at March 31, 2011 was as follows:

	Acquisition
Security Description	Dates	Cost

Great Lakes Gaming of Michigan LLC
Development Term Loan
9.000% 2012	03/02/07 thru 09/15/07	$456,666
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition Letter of Credit
9.000% 2012	03/02/07 thru 09/15/07	97,585
Wind Acquisition Finance SA
0.000% 2017	03/02/2011	—
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2011, the value of these securities amounted to $567,122, which represents 0.05% of net assets.

(h)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(j)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$28,932,238	$113,392,814	$(91,669,761)	$—	$50,655,291	$32,227	$50,655,291
(k)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$662,593
Arabella Ltd	941,989
BP Capital Markets PLC	341,468
BPCE	1,333,282
Dexia Delaware LLC	1,525,876
Electricite De France	1,199,440
European Investment Bank	951,599
Nationwide Building	652,047
Skandin Ens Banken AG	1,159,327
Societe Generale	1,732,379

Total Market Value of Collateral Securities	$10,500,000

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$6,249
Fannie Mae Interest Strip	2,432,146
Fannie Mae Pool	21,421,603
Fannie Mae Principal Strip	229,233
Fannie Mae REMICS	713,313
Federal Farm Credit Bank	409,149
Federal Home Loan Banks	607,078
Federal Home Loan Mortgage Corp	355,655
Federal National Mortgage Association	278,187
FHLMC Structured Pass Through Securities	124,567
Freddie Mac Coupon Strips	2,696
Freddie Mac Gold Pool	3,035,832
Freddie Mac Non Gold Pool	9,198,300
Freddie Mac REMICS	911,225
Freddie Mac Strips	236,959
Ginnie Mae I Pool	643,789
Ginnie Mae II Pool	1,958,317
Government National Mortgage Association	760,459
LMA SA & LMA Americas	2,153
Metlife Short Term Funding	2,956
Sanofi-Aventis	9,191
Silver Tower US Fund	2,052
Suncorp-Metway Ltd	6,310
United States Treasury Inflation Indexed Bonds	135,202
United States Treasury Strip Coupon	2,203,023
United States Treasury Strip Principal	214,360

Total Market Value of Collateral Securities	$45,900,004

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$18,029,381

Total Market Value of Collateral Securities	$18,029,381

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$39,432
Fannie Mae Pool	2,213,761
Fannie Mae Principal Strip	37,902
Fannie Mae Whole Loan	36,033
Federal Farm Credit Bank	454,079
Federal Farm Credit Discount Notes	55,121
Federal Home Loan Bank Discount Notes	203,862
Federal Home Loan Banks	313,036
Federal Home Loan Mortgage Corp	22,451
Federal National Mortgage Association	259,279
FHLMC Structured Pass Through Securities	31,197
Freddie Mac Gold Pool	207,404
Freddie Mac Non Gold Pool	486,190
Government National Mortgage Association	1,503

Total Market Value of Collateral Securities	$4,361,250

(l)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $1,375,076,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$63,382,000
Unrealized Depreciation	(1,246,000)

Net Unrealized Appreciation	$62,136,000

(m)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

PIK	Payment-in-Kind
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes
Wireless	$—	$71,612,006	$10,940	$71,622,946
All Other Industries	—	1,033,972,772	—	1,033,972,772

Total Bonds	—	1,105,584,778	10,940	1,105,595,718

Other
Senior Loans Gaming	—	—	556,182	556,182
Affiliated Money Market Fund(c)	50,655,291	—	—	50,655,291
Investments of Cash Collateral Received for Securities on Loan	—	280,404,860	—	280,404,860

Total Other	50,655,291	280,404,860	556,182	331,616,333

Total	$50,655,291	$1,385,989,638	$567,122	$1,437,212,051

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds
	& Notes	Senior Loans	Total

Balance as of December 31, 2010	$—	$860,335	$860,335
Accrued discounts/premiums	—	615	615
Realized gain (loss)	—	1,840	1,840
Change in unrealized appreciation (depreciation)*	10,940	6,407	17,347
Sales	—	(313,015)	(313,015)
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of March 31, 2011	$10,940	$556,182	$567,122

*Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2011 was $16,635, which is comprised of Corporate Bonds & Notes of $10,940 and Senior Loans of $5,695.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund
(formerly known as RiverSource Variable Portfolio - Mid Cap Growth Fund)

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (92.5%)

CONSUMER DISCRETIONARY (11.9%)

Auto Components (0.3%)

Gentex Corp.	43,304	$1,309,946

Automobiles (0.8%)

Tesla Motors, Inc.(a)(b)	121,934	3,377,572

Diversified Consumer Services (0.7%)

H&R Block, Inc.(b)	163,129	2,730,779

Hotels, Restaurants & Leisure (2.5%)

Buffalo Wild Wings, Inc.(a)	49,615	2,700,544
China Lodging Group Ltd., ADR(a)(b)(c)	56,761	993,318
Ctrip.com International Ltd., ADR (a)(c)	27,547	1,142,925
Gaylord Entertainment Co.(a)(b)	33,561	1,163,896
Panera Bread Co., Class A(a)(b)	18,396	2,336,292
Starwood Hotels & Resorts Worldwide, Inc.(b)	38,853	2,258,136

Total		10,595,111

Household Durables (0.4%)

KB Home(b)	122,034	1,518,103

Internet & Catalog Retail (0.7%)

priceline.com, Inc.(a)(b)	5,382	2,725,660

Leisure Equipment & Products (0.7%)

Hasbro, Inc.	35,311	1,653,967
Leapfrog Enterprises, Inc.(a)(b)	306,075	1,322,244

Total		2,976,211

Media (0.4%)

Sirius XM Radio, Inc.(a)(b)	943,597	1,566,371

Multiline Retail (0.8%)

Nordstrom, Inc.	55,537	2,492,501
Saks, Inc.(a)(b)	92,546	1,046,695

Total		3,539,196

Specialty Retail (3.6%)

Abercrombie & Fitch Co., Class A	67,383	3,955,382
Dick’s Sporting Goods, Inc.(a)	78,284	3,129,795
GameStop Corp., Class A(a)(b)	60,750	1,368,090
Office Depot, Inc.(a)	79,121	366,330
PetSmart, Inc.	78,970	3,233,822
Rue21, Inc.(a)(b)	63,544	1,830,067
Tiffany & Co.	22,687	1,393,889

Total		15,277,375

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Textiles, Apparel & Luxury Goods (1.0%)

Coach, Inc.	44,031	$2,291,373
Phillips-Van Heusen Corp.	28,034	1,823,051

Total		4,114,424

TOTAL CONSUMER DISCRECTIONARY		49,730,748

CONSUMER STAPLES (3.0%)

Food & Staples Retailing (0.6%)

Andersons, Inc. (The)(b)	31,083	1,514,364
Whole Foods Market, Inc.	15,816	1,042,274

Total		2,556,638

Food Products (0.8%)

Diamond Foods, Inc.	20,117	1,122,528
HJ Heinz Co.(b)	26,745	1,305,691
Tyson Foods, Inc., Class A	58,836	1,129,063

Total		3,557,282

Household Products (0.8%)

Church & Dwight Co., Inc.	15,408	1,222,471
Clorox Co.(b)	29,535	2,069,517

Total		3,291,988

Personal Products (0.8%)

Avon Products, Inc.(b)	120,591	3,260,781

TOTAL CONSUMER STAPLES		12,666,689

ENERGY (9.7%)

Energy Equipment & Services (2.3%)

Cameron International Corp.(a)(b)	28,101	1,604,567
Ensco PLC, ADR(b)(c)	57,566	3,329,617
Oceaneering International, Inc.(a)	16,111	1,441,129
Weatherford International Ltd.(a)(b)(c)	150,991	3,412,397

Total		9,787,710

Oil, Gas & Consumable Fuels (7.4%)

Alpha Natural Resources, Inc.(a)(b)	39,960	2,372,425
Arch Coal, Inc.	35,445	1,277,438
Clean Energy Fuels Corp.(a)(b)	456,977	7,485,283
Consol Energy, Inc.(b)	71,604	3,840,123
Crude Carriers Corp.(c)	263,421	3,980,291
Denbury Resources, Inc.(a)	54,211	1,322,749
El Paso Corp.	144,141	2,594,538
Petrohawk Energy Corp.(a)(b)	128,871	3,162,494
Range Resources Corp.(b)	59,715	3,490,939
Williams Companies, Inc. (The)	45,571	1,420,904

Total		30,947,184

TOTAL ENERGY		40,734,894

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (4.2%)

Capital Markets (1.6%)

Affiliated Managers Group, Inc.(a)	24,044	$2,629,692
E*Trade Financial Corp.(a)	131,829	2,060,487
Stifel Financial Corp.(a)(b)	5,728	411,213
T Rowe Price Group, Inc.	25,899	1,720,212

Total		6,821,604

Commercial Banks (0.5%)

Comerica, Inc.	57,210	2,100,751

Consumer Finance (0.3%)

Green Dot Corp., Class A(a)(b)	22,659	972,298

Diversified Financial Services (0.7%)

IntercontinentalExchange, Inc.(a)	23,745	2,933,457

Insurance (1.1%)

Hartford Financial Services Group, Inc.	59,362	1,598,619
Principal Financial Group, Inc.(b)	95,019	3,051,060

Total		4,649,679

TOTAL FINANCIALS		17,477,789

HEALTH CARE (14.6%)

Biotechnology (2.5%)

Alexion Pharmaceuticals, Inc.(a)	37,486	3,699,119
BioMarin Pharmaceutical, Inc.(a)(b)	98,092	2,465,052
Dendreon Corp.(a)	120,687	4,517,314

Total		10,681,485

Health Care Equipment & Supplies (4.8%)

American Medical Systems Holdings, Inc.(a)(b)	58,041	1,256,007
CR Bard, Inc.(b)	23,019	2,286,017
Edwards Lifesciences Corp.(a)	23,983	2,086,521
Gen-Probe, Inc.(a)	28,831	1,912,937
Haemonetics Corp.(a)(b)	81,540	5,344,132
Hologic, Inc.(a)	148,254	3,291,239
Masimo Corp.(b)	67,983	2,250,237
Zoll Medical Corp.(a)(b)	40,724	1,824,842

Total		20,251,932

Health Care Providers & Services (2.9%)

DaVita, Inc.(a)	25,049	2,141,940
Laboratory Corp. of America Holdings(a)	22,481	2,071,175
Mednax, Inc.(a)	35,784	2,383,572
Select Medical Holdings Corp.(a)(b)	305,313	2,460,823
WellCare Health Plans, Inc.(a)(b)	72,858	3,056,393

Total		12,113,903

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Technology (0.4%)

Cerner Corp.(a)(b)	15,396	$1,712,035

Life Sciences Tools & Services (1.1%)

Illumina, Inc.(a)(b)	36,560	2,561,759
Life Technologies Corp.(a)	37,535	1,967,585

Total		4,529,344

Pharmaceuticals (2.9%)

Hospira, Inc.(a)	96,582	5,331,327
Mylan, Inc.(a)	195,887	4,440,758
Shire PLC, ADR(c)	27,381	2,384,885

Total		12,156,970

TOTAL HEALTH CARE		61,445,669

INDUSTRIALS (11.4%)

Aerospace & Defense (0.5%)

BE Aerospace, Inc.(a)	29,518	1,048,775
Spirit Aerosystems Holdings, Inc., Class A(a)(b)	40,520	1,040,148

Total		2,088,923

Air Freight & Logistics (0.6%)

Expeditors International of Washington, Inc.	53,156	2,665,242

Airlines (2.1%)

Delta Air Lines, Inc.(a)	687,091	6,733,492
U.S. Airways Group, Inc.(a)(b)	246,734	2,149,053

Total		8,882,545

Commercial Services & Supplies (0.6%)

Iron Mountain, Inc.(b)	43,375	1,354,601
Stericycle, Inc.(a)(b)	10,888	965,439

Total		2,320,040

Electrical Equipment (1.0%)

American Superconductor Corp.(a)(b)	91,338	2,271,576
Real Goods Solar, Inc., Class A(a)	343,578	910,482
Woodward, Inc.(b)	32,069	1,108,304

Total		4,290,362

Machinery (1.9%)

CNH Global NV(a)(c)	17,633	856,082
Flowserve Corp.	11,847	1,525,894
Joy Global, Inc.	32,325	3,194,033
Kennametal, Inc.	59,675	2,327,325

Total		7,903,334

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Marine (2.6%)

Diana Containerships, Inc.(a)(c)	5,437	$65,951
Diana Shipping, Inc.(a)(c)	167,105	1,978,523
DryShips, Inc.(a)(c)	1,497,051	7,410,403
Genco Shipping & Trading Ltd.(a)(c)	135,991	1,464,623

Total		10,919,500

Road & Rail (1.9%)

Con-way, Inc.(b)	89,431	3,513,744
Landstar System, Inc.	69,424	3,171,288
Ryder System, Inc.	24,395	1,234,387

Total		7,919,419

Trading Companies & Distributors (0.2%)

RSC Holdings, Inc.(a)	71,688	1,030,874

TOTAL INDUSTRIALS		48,020,239

INFORMATION TECHNOLOGY (30.2%)

Communications Equipment (10.2%)

Alcatel-Lucent, ADR(a)(b)(c)	915,639	5,319,863
BigBand Networks, Inc.(a)(b)	1,136,330	2,897,641
Brocade Communications Systems, Inc.(a)	664,783	4,088,415
Ciena Corp.(a)(b)	433,016	11,241,095
F5 Networks, Inc.(a)	36,411	3,734,676
Finisar Corp.(a)(b)	182,156	4,481,038
Infinera Corp.(a)(b)	271,262	2,275,888
JDS Uniphase Corp.(a)	200,700	4,182,588
Juniper Networks, Inc.(a)	28,538	1,200,879
Motorola Mobility Holdings, Inc.(a)	41,984	1,024,410
ORBCOMM, Inc.(a)(b)	644,102	2,125,537

Total		42,572,030

Computers & Peripherals (1.4%)

Logitech International SA(a)(b)(c)	44,812	812,441
NetApp, Inc.(a)	108,422	5,223,772

Total		6,036,213

Electronic Equipment, Instruments & Components (1.2%)

Dolby Laboratories, Inc., Class A(a)(b)	20,266	997,290
Power-One, Inc.(a)(b)	452,037	3,955,324

Total		4,952,614

Internet Software & Services (2.0%)

Akamai Technologies, Inc.(a)	90,326	3,432,388
Limelight Networks, Inc.(a)(b)	209,004	1,496,469
MercadoLibre, Inc.	30,503	2,489,960
OpenTable, Inc.(a)(b)	10,300	1,095,405

Total		8,514,222

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

IT Services (0.6%)

Alliance Data Systems Corp.(a)(b)	17,517	$1,504,535
Teradata Corp.(a)	19,174	972,122

Total		2,476,657

Semiconductors & Semiconductor Equipment (10.9%)

Altera Corp.	80,834	3,558,313
Analog Devices, Inc.	34,020	1,339,708
ARM Holdings PLC, ADR(c)	38,105	1,073,418
Atmel Corp.(a)	106,886	1,456,856
Cree, Inc.(a)(b)	40,889	1,887,436
Cypress Semiconductor Corp.(a)	42,341	820,568
First Solar, Inc.(a)(b)	25,402	4,085,658
Formfactor, Inc.(a)(b)	206,681	2,128,814
LSI Corp.(a)	164,792	1,120,586
Marvell Technology Group Ltd.(a)(c)	100,043	1,555,669
Mellanox Technologies Ltd.(a)(c)	181,689	4,584,013
Netlogic Microsystems, Inc.(a)(b)	74,818	3,143,852
NVIDIA Corp.(a)(b)	113,680	2,098,533
PMC - Sierra, Inc.(a)(b)	1,783,707	13,377,802
Semtech Corp.(a)	46,859	1,172,412
Xilinx, Inc.(b)	65,546	2,149,909

Total		45,553,547

Software (3.9%)

CommVault Systems, Inc.(a)(b)	42,556	1,697,133
NetSuite, Inc.(a)(b)	140,330	4,080,797
Nuance Communications, Inc.(a)(b)	93,062	1,820,293
Red Hat, Inc.(a)	45,565	2,068,195
Rovi Corp.(a)(b)	22,641	1,214,690
Salesforce.com, Inc.(a)(b)	17,733	2,368,774
Symantec Corp.(a)	57,682	1,069,424
TIBCO Software, Inc.(a)	39,213	1,068,554
Tivo, Inc.(a)(b)	114,367	1,001,855

Total		16,389,715

TOTAL INFORMATION TECHNOLOGY		126,494,998

MATERIALS (6.8%)

Chemicals (1.8%)

Ecolab, Inc.(b)	82,532	4,210,783
Intrepid Potash, Inc.(a)(b)	53,974	1,879,375
Sigma-Aldrich Corp.	23,860	1,518,450

Total		7,608,608

Construction Materials (1.4%)

Martin Marietta Materials, Inc.(b)	35,493	3,182,657
Vulcan Materials Co.(b)	57,747	2,633,263

Total		5,815,920

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Metals & Mining (3.3%)

AK Steel Holding Corp.(b)	123,974	$1,956,310
Alcoa, Inc.(b)	100,417	1,772,360
Cliffs Natural Resources, Inc.	22,796	2,240,391
Kinross Gold Corp.(c)	152,906	2,408,270
Steel Dynamics, Inc.(b)	72,090	1,353,129
United States Steel Corp.(b)	53,209	2,870,093
Yamana Gold, Inc.(c)	94,386	1,161,892

Total		13,762,445

Paper & Forest Products (0.3%)

AbitibiBowater, Inc.(a)(b)	45,944	1,234,515

TOTAL MATERIALS		28,421,488

TELECOMMUNICATION SERVICES (0.7%)

Wireless Telecommunication Services (0.7%)

American Tower Corp., Class A(a)	20,788	1,077,234
NII Holdings, Inc.(a)	48,673	2,028,204

Total		3,105,438

TOTAL TELECOMMUNICATION SERVICES		3,105,438

Total Common Stocks (Cost: $327,341,292)		$388,097,952

Limited Partnerships (1.1%)

FINANCIALS (1.1%)

Capital Markets (1.1%)

Blackstone Group LP(d)	128,247	$2,293,056
Fortress Investment Group LLC, Class A(a)(d)	399,688	2,270,228

TOTAL FINANCIALS		4,563,284

Total Limited Partnerships (Cost: $3,393,521)		$4,563,284

	Shares	Value

Money Market Fund (6.0%)
Columbia Short-Term Cash Fund, 0.229%(e)(f)	25,170,136	$25,170,136

Total Money Market Fund (Cost: $25,170,136)		$25,170,136

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (26.3%)

Asset-Backed Commercial Paper (1.8%)

Macquarie Bank Ltd.
05/09/11	0.395%	$499,512	$499,512
05/10/11	0.395%	1,998,025	1,998,025
Royal Park Investments Funding Corp.
06/17/11	0.601%	4,992,333	4,992,333

Total			7,489,870

Certificates of Deposit (16.0%)

Bank of Nova Scotia
05/12/11	0.220%	4,000,000	4,000,000
Barclays Bank PLC
06/15/11	0.400%	5,000,000	5,000,000
Canadian Imperial Bank
04/07/11	0.240%	2,000,000	2,000,000
Credit Agricole
04/21/11	0.400%	2,000,050	2,000,050
Credit Industrial et Commercial
06/07/11	0.400%	5,000,000	5,000,000
DZ Bank AG
05/09/11	0.350%	3,000,000	3,000,000
Deutsche Bank AG
07/08/11	0.320%	4,000,000	4,000,000
Development Bank of Singapore Ltd.
05/09/11	0.400%	3,000,000	3,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04/04/11	0.380%	4,000,000	4,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	2,000,000	2,000,000
KBC Bank NV
04/29/11	0.450%	3,000,000	3,000,000
Landesbank Hessen Thuringen
04/11/11	0.300%	4,000,000	4,000,000
Mitsubishi UFJ Trust and Banking Corp.
04/05/11	0.350%	5,000,000	5,000,000
Norinchukin Bank
05/13/11	0.350%	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	4,000,000	4,000,000
Sumitomo Trust & Banking Co., Ltd.
04/21/11	0.510%	2,000,000	2,000,000
05/25/11	0.370%	1,998,172	1,998,172
Union Bank of Switzerland
08/15/11	0.355%	3,000,000	3,000,000
United Overseas Bank Ltd.
05/23/11	0.400%	5,000,000	5,000,000
Westpac Banking Corp.
05/09/11	0.230%	2,000,000	2,000,000

Total			66,998,222

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (1.4%)

ASB Finance Ltd.
05/03/11	0.391%	$2,994,345	$2,994,345
Macquarie Bank Ltd.
06/30/11	0.400%	1,997,956	1,997,956
PB Capital Corp.
05/16/11	0.591%	998,443	998,443

Total			5,990,744

Other Short-Term Obligations (1.0%)

Natixis Financial Products LLC
04/01/11	0.470%	4,000,000	4,000,000

Repurchase Agreements (6.1%)

Barclays Capital, Inc.
dated 10/13/10, matures 04/15/11, repurchase price $7,000,788(g)
	0.270%	7,000,000	7,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $3,770,390(g)
	0.160%	$3,770,373	$3,770,373
Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $10,000,078(g)
	0.280%	10,000,000	10,000,000
Nomura Securities
dated 03/31/10, matures 04/01/11, repurchase price $5,000,033(g)
	0.240%	5,000,000	5,000,000

Total			25,770,373

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $110,249,209)			$110,249,209

Total Investments (Cost: $466,154,158)			$528,080,581(h)
Other Assets & Liabilities, Net			(108,677,309)

Net Assets			$419,403,272

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
(a)	Non-income producing.

(b)	At March 31, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 10.48% of net assets.

(d)	The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At March 31, 2011, there was no capital committed to the LLC or LP for future investment.

(e)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$12,143,688	$39,751,072	$(26,724,624)	$—	$25,170,136	$13,696	$25,170,136
(f)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$463,816
Arabella Ltd	659,392
BP Capital Markets PLC	239,028
BPCE	933,297
Dexia Delaware LLC	1,068,112
Electricite De France	839,608
European Investment Bank	666,119
Nationwide Building	456,433
Skandin Ens Banken AG	811,529
Societe Generale	1,212,666

Total Market Value of Collateral Securities	$7,350,000

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$3,845,781

Total Market Value of Collateral Securities	$3,845,781

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$92,222
Fannie Mae Pool	5,177,499
Fannie Mae Principal Strip	88,644
Fannie Mae Whole Loan	84,272
Federal Farm Credit Bank	1,061,990
Federal Farm Credit Discount Notes	128,917
Federal Home Loan Bank Discount Notes	476,787
Federal Home Loan Banks	732,122
Federal Home Loan Mortgage Corp	52,508
Federal National Mortgage Association	606,397
FHLMC Structured Pass Through Securities	72,964
Freddie Mac Gold Pool	485,071
Freddie Mac Non Gold Pool	1,137,091
Government National Mortgage Association	3,516

Total Market Value of Collateral Securities	$10,200,000

Nomura Securities (0.240%)

Security Description	Value

Fannie Mae Pool	$3,714,073
Freddie Mac Gold Pool	1,385,927

Total Market Value of Collateral Securities	$5,100,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend
ADR	American Depositary Receipt
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$49,730,748	$—	$—	$49,730,748
Consumer Staples	12,666,689	—	—	12,666,689
Energy	40,734,894	—	—	40,734,894
Financials	17,477,789	—	—	17,477,789
Health Care	61,445,669	—	—	61,445,669
Industrials	48,020,239	—	—	48,020,239
Information Technology	126,494,998	—	—	126,494,998
Materials	28,421,488	—	—	28,421,488
Telecommunication Services	3,105,438	—	—	3,105,438

Total Equity Securities	388,097,952	—	—	388,097,952

Other
Limited Partnerships	4,563,284	—	—	4,563,284
Affiliated Money Market Fund(c)	25,170,136	—	—	25,170,136
Investments of Cash Collateral Received for Securities on Loan	—	110,249,209	—	110,249,209

Total Other	29,733,420	110,249,209	—	139,982,629

Total	$417,831,372	$110,249,209	$—	$528,080,581

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Portfolio of Investments
Columbia Variable Portfolio - Mid Cap Value Opportunity Fund
(formerly known as RiverSource Variable Portfolio - Mid Cap Value Fund)

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (99.0%)

CONSUMER DISCRETIONARY (12.9%)

Auto Components (1.0%)

TRW Automotive Holdings Corp.(a)	73,999	$4,075,865
Visteon Corp.(a)(b)	72,791	4,548,709

Total		8,624,574

Automobiles (0.3%)

Ford Motor Co.(a)	207,072	3,087,444

Diversified Consumer Services (1.4%)

Apollo Group, Inc., Class A(a)	52,756	2,200,453
Capella Education Co.(a)(b)	38,178	1,900,883
Career Education Corp.(a)(b)	130,280	2,959,961
Corinthian Colleges, Inc.(a)(b)	240,933	1,064,924
DeVry, Inc.	44,812	2,467,797
ITT Educational Services, Inc.(a)(b)	25,150	1,814,572

Total		12,408,590

Hotels, Restaurants & Leisure (1.6%)

Penn National Gaming, Inc.(a)	240,564	8,915,302
Royal Caribbean Cruises Ltd.(a)(c)	130,734	5,394,085

Total		14,309,387

Household Durables (0.9%)

DR Horton, Inc.(b)	163,466	1,904,379
KB Home(b)	73,350	912,474
Lennar Corp., Class A(b)	91,897	1,665,174
Mohawk Industries, Inc.(a)(b)	60,500	3,699,575

Total		8,181,602

Leisure Equipment & Products (1.6%)

Hasbro, Inc.	314,755	14,743,124

Media (3.0%)

DISH Network Corp., Class A(a)	255,490	6,223,736
Liberty Media Corp. - Starz, Series A(a)(b)	68,579	5,321,730
National CineMedia, Inc.(b)	424,213	7,920,057
Regal Entertainment Group, Class A(b)	549,764	7,421,814

Total		26,887,337

Multiline Retail (2.3%)

Macy’s, Inc.	459,036	11,136,213
Nordstrom, Inc.	215,508	9,671,999

Total		20,808,212

Specialty Retail (0.8%)

Abercrombie & Fitch Co., Class A(b)	126,704	7,437,525

TOTAL CONSUMER DISCRECTIONARY		116,487,795

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (3.7%)

Tobacco (3.7%)

Lorillard, Inc.	357,571	$33,972,821

TOTAL CONSUMER STAPLES		33,972,821

ENERGY (11.5%)

Energy Equipment & Services (3.6%)

Cameron International Corp.(a)	114,293	6,526,130
McDermott International, Inc.(a)(c)	445,420	11,309,214
Nabors Industries Ltd.(a)(c)	352,620	10,712,595
Noble Corp.(b)(c)	99,324	4,531,161

Total		33,079,100

Oil, Gas & Consumable Fuels (7.9%)

Alpha Natural Resources, Inc.(a)(b)	94,916	5,635,163
El Paso Corp.	481,653	8,669,754
Enbridge, Inc.(c)	226,096	13,893,599
EQT Corp.	44,770	2,234,023
Newfield Exploration Co.(a)	268,358	20,397,892
QEP Resources, Inc.	87,992	3,567,196
Whiting Petroleum Corp.(a)	232,765	17,096,589

Total		71,494,216

TOTAL ENERGY		104,573,316

FINANCIALS (17.2%)

Capital Markets (1.3%)

Artio Global Investors, Inc.(b)	107,620	1,739,139
Invesco Ltd.(c)	396,881	10,144,278

Total		11,883,417

Commercial Banks (7.4%)

CIT Group, Inc.(a)	516,772	21,988,648
Comerica, Inc.	202,608	7,439,766
Cullen/Frost Bankers, Inc.(b)	64,832	3,826,385
Fifth Third Bancorp	755,040	10,479,955
Huntington Bancshares, Inc.	809,210	5,373,154
KeyCorp	712,653	6,328,359
SunTrust Banks, Inc.	244,437	7,049,563
TCF Financial Corp.(b)	254,095	4,029,947

Total		66,515,777

Diversified Financial Services (0.3%)

Pico Holdings, Inc.(a)(b)	90,801	2,729,478

Insurance (5.8%)

Assurant, Inc.	134,518	5,180,288
Axis Capital Holdings Ltd.(c)	117,025	4,086,513
Everest Re Group Ltd.(c)	64,124	5,654,455
Lincoln National Corp.	375,455	11,278,668
PartnerRe Ltd.(b)(c)	60,521	4,795,684

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (cont.)
Transatlantic Holdings, Inc.	52,834	$2,571,431
XL Group PLC(c)	756,447	18,608,596

Total		52,175,635

Real Estate Investment Trusts (REITs) (2.4%)

AvalonBay Communities, Inc.(b)	15,124	1,816,090
Boston Properties, Inc.(b)	22,925	2,174,436
Equity Residential(b)	48,363	2,728,157
Pebblebrook Hotel Trust(b)	78,433	1,737,291
ProLogis	399,857	6,389,715
Rayonier, Inc.	69,492	4,330,047
Ventas, Inc.	54,831	2,977,323

Total		22,153,059

TOTAL FINANCIALS		155,457,366

HEALTH CARE (10.5%)

Health Care Providers & Services (2.5%)

CIGNA Corp.	343,738	15,220,719
Universal Health Services, Inc., Class B	152,028	7,511,703

Total		22,732,422

Life Sciences Tools & Services (4.2%)

Agilent Technologies, Inc.(a)	487,957	21,850,715
Life Technologies Corp.(a)	306,239	16,053,048

Total		37,903,763

Pharmaceuticals (3.8%)

Hospira, Inc.(a)	46,237	2,552,282
Mylan, Inc.(a)	926,504	21,003,846
Watson Pharmaceuticals, Inc.(a)	197,594	11,067,240

Total		34,623,368

TOTAL HEALTH CARE		95,259,553

INDUSTRIALS (17.8%)

Aerospace & Defense (0.9%)

Goodrich Corp.	97,166	8,310,608

Airlines (0.9%)

Delta Air Lines, Inc.(a)	306,260	3,001,348
U.S. Airways Group, Inc.(a)(b)	129,675	1,129,469
United Continental Holdings, Inc.(a)(b)	159,651	3,670,377

Total		7,801,194

Building Products (0.8%)

AO Smith Corp.(b)	157,269	6,973,308

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Commercial Services & Supplies (0.3%)

Ritchie Bros Auctioneers, Inc.(b)(c)	106,142	$2,987,897

Construction & Engineering (2.7%)

Chicago Bridge & Iron Co. NV(c)	179,598	7,302,455
Fluor Corp.(b)	56,472	4,159,727
Foster Wheeler AG(a)(c)	124,661	4,689,747
Jacobs Engineering Group, Inc.(a)	83,395	4,289,005
KBR, Inc.	112,503	4,249,238

Total		24,690,172

Electrical Equipment (3.9%)

Babcock & Wilcox Co. (The)(a)	143,110	4,777,012
Cooper Industries PLC(c)	348,905	22,643,934
Rockwell Automation, Inc.	81,672	7,730,255

Total		35,151,201

Machinery (5.4%)

AGCO Corp.(a)(b)	118,029	6,488,054
Eaton Corp.	241,960	13,414,262
Manitowoc Co., Inc. (The)(b)	222,988	4,878,978
Navistar International Corp.(a)(b)	133,992	9,289,665
Oshkosh Corp.(a)	65,797	2,327,898
Parker Hannifin Corp.	66,708	6,315,914
Terex Corp.(a)	159,679	5,914,510

Total		48,629,281

Road & Rail (2.9%)

Con-way, Inc.(b)	131,339	5,160,309
JB Hunt Transport Services, Inc.	144,049	6,542,705
Kansas City Southern(a)	172,686	9,402,753
Werner Enterprises, Inc.(b)	190,723	5,048,438

Total		26,154,205

TOTAL INDUSTRIALS		160,697,866

INFORMATION TECHNOLOGY (7.8%)

Computers & Peripherals (0.8%)

Western Digital Corp.(a)	198,906	7,417,205

Electronic Equipment, Instruments & Components (1.3%)

Avnet, Inc.(a)(b)	336,813	11,481,955

IT Services (0.6%)

Computer Sciences Corp.	117,272	5,714,665

Semiconductors & Semiconductor Equipment (2.7%)

LSI Corp.(a)	2,793,378	18,994,970

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Semiconductors & Semiconductor Equipment (cont.)

Microchip Technology, Inc.(b)	129,114	$4,907,623

Total		23,902,593

Software (2.4%)

BMC Software, Inc.(a)	176,968	8,802,388
Check Point Software Technologies Ltd.(a)(c)	256,937	13,116,634

Total		21,919,022

TOTAL INFORMATION TECHNOLOGY		70,435,440

MATERIALS (9.4%)

Chemicals (5.6%)

Agrium, Inc.(c)	40,604	3,746,125
Eastman Chemical Co.	195,968	19,463,542
Huntsman Corp.(b)	388,859	6,758,369
Lubrizol Corp.	57,280	7,673,229
PPG Industries, Inc.	141,039	13,428,323

Total		51,069,588

Construction Materials (0.3%)

Cemex SAB de CV, ADR(a)(b)(c)	291,525	2,603,320

Containers & Packaging (0.4%)

Smurfit-Stone Container Corp.(a)	90,442	3,495,584

Metals & Mining (1.9%)

Cliffs Natural Resources, Inc.	38,026	3,737,195
Freeport-McMoRan Copper & Gold, Inc.	145,556	8,085,636
Kobe Steel Ltd., ADR(b)(c)	200,360	2,594,662
Steel Dynamics, Inc.(b)	146,118	2,742,635

Total		17,160,128

Paper & Forest Products (1.2%)

Domtar Corp.	62,608	5,746,162
Louisiana-Pacific Corp.(a)(b)	450,844	4,733,862

Total		10,480,024

TOTAL MATERIALS		84,808,644

TELECOMMUNICATION SERVICES (2.0%)

Diversified Telecommunication Services (1.8%)

CenturyLink, Inc.(b)	100,111	4,159,612
Qwest Communications International, Inc.	694,116	4,740,813
Windstream Corp.(b)	550,215	7,081,267

Total		15,981,692

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES (CONTINUED)

Wireless Telecommunication Services (0.2%)

Sprint Nextel Corp.(a)	429,713	$1,993,868

TOTAL TELECOMMUNICATION SERVICES		17,975,560

UTILITIES (6.2%)

Electric Utilities (2.2%)

Entergy Corp.	71,005	4,772,246
FirstEnergy Corp.	85,846	3,184,028
Pepco Holdings, Inc.(b)	375,436	7,001,882
Pinnacle West Capital Corp.	115,976	4,962,613

Total		19,920,769

Gas Utilities (0.2%)

Questar Corp.(b)	100,727	1,757,686

Multi-Utilities (3.8%)

CenterPoint Energy, Inc.	480,010	8,428,976
DTE Energy Co.	238,913	11,697,180
Sempra Energy	112,741	6,031,644
Wisconsin Energy Corp.	260,032	7,930,976

Total		34,088,776

TOTAL UTILITIES		55,767,231

Total Common Stocks (Cost: $717,700,146)		$895,435,592

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds (0.2%)

BUILDING MATERIALS (0.2%)

Cemex SAB de CV
Subordinated Notes(c)(d)
03/15/18	3.750%	$1,416,000	$1,462,728

Total Convertible Bonds (Cost: $1,416,001)			$1,462,728

	Shares	Value

Money Market Fund (1.6%)
Columbia Short-Term Cash Fund, 0.229%(e)(f)	14,067,944	$14,067,944

Total Money Market Fund (Cost: $14,067,944)		$14,067,944

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (9.0%)

Asset-Backed Commercial Paper (1.6%)

Antalis US Funding Corp.
05/23/11	0.340%	$1,998,980	$1,998,980
Ebbets Funding LLC
04/12/11	0.480%	4,997,867	4,997,867
Macquarie Bank Ltd.
05/09/11	0.395%	2,997,070	2,997,070
Rhein-Main Securitisation Ltd.
04/12/11	0.551%	3,994,500	3,994,500

Total			13,988,417

Certificates of Deposit (4.1%)

Australia and New Zealand Bank Group, Ltd.
06/30/11	0.400%	2,500,000	2,500,000
Barclays Bank PLC
06/15/11	0.400%	1,000,000	1,000,000
Credit Industrial et Commercial
05/23/11	0.400%	3,000,000	3,000,000
DZ Bank AG
04/08/11	0.400%	2,000,000	2,000,000
Development Bank of Singapore Ltd.
04/26/11	0.400%	4,000,000	4,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	5,000,000	5,000,000
KBC Bank NV
04/22/11	0.450%	3,000,000	3,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/23/11	0.345%	4,000,000	4,000,000
N.V. Bank Nederlandse Gemeenten
04/27/11	0.380%	5,000,000	5,000,000
Norinchukin Bank
04/25/11	0.340%	2,000,000	2,000,000
Societe Generale
07/01/11	0.364%	3,000,000	3,000,000
Sumitomo Trust & Banking Co., Ltd.
05/25/11	0.370%	2,997,258	2,997,258

Total			37,497,258

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Other Short-Term Obligations (0.2%)

Natixis Financial Products LLC
04/01/11	0.470%	$2,000,000	$2,000,000

Repurchase Agreements (3.1%)

Barclays Capital, Inc.
dated 10/13/10, matures 04/15/11,
repurchase price $5,000,563(g)
	0.270%	5,000,000	5,000,000
Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11,
repurchase price $6,000,038(g)
	0.230%	6,000,000	6,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11,
repurchase price $10,204,412(g)
	0.160%	10,204,367	10,204,367
Merrill Lynch Pierce Fenner & Smith, Inc.
dated 01/18/11, matures 04/18/11,
repurchase price $7,001,050(g)
	0.300%	7,000,000	7,000,000

Total			28,204,367

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $81,690,042)			$81,690,042

Total Investments
(Cost: $814,874,133)			$992,656,306(h)
Other Assets & Liabilities, Net			(88,251,106)

Net Assets			$904,405,200

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
(a)	Non-income producing.

(b)	At March 31, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 16.62% of net assets.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $1,462,728 or 0.16% of net assets.

(e)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(f)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$22,881,343	$62,099,560	$(70,912,959)	$—	$14,067,944	$13,011	$14,067,944

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$331,297
Arabella Ltd	470,994
BP Capital Markets PLC	170,734
BPCE	666,641
Dexia Delaware LLC	762,938
Electricite De France	599,720
European Investment Bank	475,799
Nationwide Building	326,024
Skandin Ens Banken AG	579,663
Societe Generale	866,190

Total Market Value of Collateral Securities	$5,250,000

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$833
Fannie Mae Interest Strip	324,286
Fannie Mae Pool	2,856,214
Fannie Mae Principal Strip	30,564
Fannie Mae REMICS	95,108
Federal Farm Credit Bank	54,553
Federal Home Loan Banks	80,944
Federal Home Loan Mortgage Corp	47,421
Federal National Mortgage Association	37,092
FHLMC Structured Pass Through Securities	16,609
Freddie Mac Coupon Strips	359
Freddie Mac Gold Pool	404,778
Freddie Mac Non Gold Pool	1,226,440
Freddie Mac REMICS	121,497
Freddie Mac Strips	31,595
Ginnie Mae I Pool	85,839
Ginnie Mae II Pool	261,109
Government National Mortgage Association	101,395
LMA SA & LMA Americas	287
Metlife Short Term Funding	394
Sanofi-Aventis	1,225
Silver Tower US Fund	274
Suncorp-Metway Ltd	841
United States Treasury Inflation Indexed Bonds	18,027
United States Treasury Strip Coupon	293,736
United States Treasury Strip Principal	28,581

Total Market Value of Collateral Securities	$6,120,001

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$10,408,454

Total Market Value of Collateral Securities	$10,408,454

Merrill Lynch Pierce Fenner & Smith, Inc. (0.300%)

Security Description	Value

Breeds Hill Capital Ltd	$3,341,365
LMA SA & LMA Americas	112,958
Metlife Short Term Funding	993,451
Sanofi-Aventis	1,040,226
Silver Tower US Fund	990,314
Suncorp-Metway Ltd	871,686

Total Market Value of Collateral Securities	$7,350,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$116,487,795	$—	$—	$116,487,795
Consumer Staples	33,972,821	—	—	33,972,821
Energy	104,573,316	—	—	104,573,316
Financials	155,457,366	—	—	155,457,366
Health Care	95,259,553	—	—	95,259,553
Industrials	160,697,866	—	—	160,697,866
Information Technology	70,435,440	—	—	70,435,440
Materials	82,213,982	2,594,662	—	84,808,644
Telecommunication Services	17,975,560	—	—	17,975,560
Utilities	55,767,231	—	—	55,767,231

Total Equity Securities	892,840,930	2,594,662	—	895,435,592

Bonds
Convertible Bonds	—	1,462,728	—	1,462,728

Total Bonds	—	1,462,728	—	1,462,728

Other
Affiliated Money Market Fund(c)	14,067,944	—	—	14,067,944
Investments of Cash Collateral Received for Securities on Loan	—	81,690,042	—	81,690,042

Total Other	14,067,944	81,690,042	—	95,757,986

Total	$906,908,874	$85,747,432	$—	$992,656,306

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Portfolio of Investments
Columbia Variable Portfolio - S&P 500 Index Fund
(formerly known as RiverSource Variable Portfolio - S&P 500 Index Fund)

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (99.3%)

CONSUMER DISCRETIONARY (10.4%)

Auto Components (0.3%)

Goodyear Tire & Rubber Co. (The)(a)(b)	4,402	$65,942
Johnson Controls, Inc.	12,266	509,898

Total		575,840

Automobiles (0.5%)

Ford Motor Co.(b)	68,467	1,020,843
Harley-Davidson, Inc.	4,267	181,305

Total		1,202,148

Distributors (0.1%)

Genuine Parts Co.	2,843	152,498

Diversified Consumer Services (0.1%)

Apollo Group, Inc., Class A(b)	2,228	92,930
DeVry, Inc.	1,118	61,568
H&R Block, Inc.(a)	5,530	92,572

Total		247,070

Hotels, Restaurants & Leisure (1.6%)

Carnival Corp.(c)	7,800	299,208
Darden Restaurants, Inc.	2,492	122,432
International Game Technology(a)	5,419	87,950
Marriott International, Inc., Class A	5,253	186,902
McDonald’s Corp.	18,878	1,436,427
Starbucks Corp.	13,514	499,342
Starwood Hotels & Resorts Worldwide, Inc.	3,472	201,793
Wyndham Worldwide Corp.	3,137	99,788
Wynn Resorts Ltd.	1,386	176,369
Yum! Brands, Inc.	8,467	435,034

Total		3,545,245

Household Durables (0.4%)

DR Horton, Inc.	5,098	59,392
Fortune Brands, Inc.	2,778	171,930
Harman International Industries, Inc.	1,253	58,665
Leggett & Platt, Inc.(a)	2,660	65,170
Lennar Corp., Class A(a)	2,919	52,892
Newell Rubbermaid, Inc.	5,272	100,853
Pulte Group, Inc.(a)(b)	6,094	45,096
Stanley Black & Decker, Inc.	3,023	231,562
Whirlpool Corp.	1,368	116,773

Total		902,333

Internet & Catalog Retail (0.9%)

Amazon.com, Inc.(b)	6,452	1,162,199
Expedia, Inc.(a)	3,614	81,893
Netflix, Inc.(a)(b)	800	189,864

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Internet & Catalog Retail (cont.)

priceline.com, Inc.(a)(b)	896	$453,770

Total		1,887,726

Leisure Equipment & Products (0.1%)

Hasbro, Inc.	2,475	115,929
Mattel, Inc.	6,305	157,184

Total		273,113

Media (3.3%)

Cablevision Systems Corp., Class A	4,200	145,362
CBS Corp., Class B Non Voting	12,166	304,637
Comcast Corp., Class A	50,249	1,242,155
DIRECTV, Class A(b)	14,368	672,422
Discovery Communications, Inc., Class A(b)	5,087	202,971
Gannett Co., Inc.(a)	4,332	65,976
Interpublic Group of Companies, Inc. (The)	8,860	111,370
McGraw-Hill Companies, Inc. (The)	5,557	218,946
News Corp., Class A	41,328	725,720
Omnicom Group, Inc.	5,151	252,708
Scripps Networks Interactive, Inc., Class A	1,630	81,647
Time Warner Cable, Inc.	6,228	444,306
Time Warner, Inc.	19,769	705,753
Viacom, Inc., Class B	10,812	502,974
Walt Disney Co. (The)	34,375	1,481,219
Washington Post Co. (The), Class B(a)	96	42,006

Total		7,200,172

Multiline Retail (0.7%)

Big Lots, Inc.(a)(b)	1,364	59,239
Family Dollar Stores, Inc.	2,279	116,958
JC Penney Co., Inc.	4,289	154,018
Kohl’s Corp.	5,287	280,423
Macy’s, Inc.	7,671	186,098
Nordstrom, Inc.(a)	3,038	136,345
Sears Holdings Corp.(a)(b)	782	64,632
Target Corp.	12,810	640,628

Total		1,638,341

Specialty Retail (1.9%)

Abercrombie & Fitch Co., Class A(a)	1,588	93,216
AutoNation, Inc.(a)(b)	1,172	41,454
AutoZone, Inc.(b)	495	135,412
Bed Bath & Beyond, Inc.(b)	4,600	222,042
Best Buy Co., Inc.(a)	5,934	170,425
CarMax, Inc.(a)(b)	4,075	130,808
GameStop Corp., Class A(a)(b)	2,728	61,435
Gap, Inc. (The)	7,888	178,742

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Specialty Retail (cont.)

Home Depot, Inc.	29,656	$1,099,051
Limited Brands, Inc.	4,780	157,166
Lowe’s Companies, Inc.	24,980	660,221
O’Reilly Automotive, Inc.(b)	2,565	147,385
RadioShack Corp.(a)	1,916	28,759
Ross Stores, Inc.	2,162	153,761
Staples, Inc.	13,016	252,771
Tiffany & Co.	2,294	140,943
TJX Companies, Inc.	7,155	355,818
Urban Outfitters, Inc.(b)	2,308	68,848

Total		4,098,257

Textiles, Apparel & Luxury Goods (0.5%)

Coach, Inc.	5,362	279,038
Nike, Inc., Class B	6,941	525,434
Polo Ralph Lauren Corp.(a)	1,186	146,649
VF Corp.	1,571	154,791

Total		1,105,912

TOTAL CONSUMER DISCRECTIONARY		22,828,655

CONSUMER STAPLES (10.1%)

Beverages (2.4%)

Brown-Forman Corp., Class B	1,874	127,994
Coca-Cola Co. (The)	41,532	2,755,648
Coca-Cola Enterprises, Inc.(a)	5,985	163,390
Constellation Brands, Inc., Class A(b)	3,193	64,754
Dr Pepper Snapple Group, Inc.(a)	4,061	150,907
Molson Coors Brewing Co., Class B	2,876	134,856
PepsiCo, Inc.	28,714	1,849,469

Total		5,247,018

Food & Staples Retailing (2.2%)

Costco Wholesale Corp.	7,905	579,595
CVS Caremark Corp.	24,773	850,209
Kroger Co. (The)	11,520	276,134
Safeway, Inc.	6,663	156,847
SUPERVALU, Inc.(a)	3,845	34,336
SYSCO Corp.	10,552	292,290
Wal-Mart Stores, Inc.	35,453	1,845,329
Walgreen Co.	16,705	670,539
Whole Foods Market, Inc.(a)	2,667	175,755

Total		4,881,034

Food Products (1.7%)

Archer-Daniels-Midland Co.	11,545	415,735
Campbell Soup Co.(a)	3,314	109,727
ConAgra Foods, Inc.	7,890	187,388
Dean Foods Co.(a)(b)	3,314	33,140
General Mills, Inc.	11,518	420,983

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Food Products (cont.)

Hershey Co. (The)	2,787	$151,473
HJ Heinz Co.	5,834	284,816
Hormel Foods Corp.	2,511	69,906
JM Smucker Co. (The)	2,145	153,132
Kellogg Co.	4,559	246,095
Kraft Foods, Inc., Class A	31,661	992,889
McCormick & Co., Inc.	2,409	115,222
Mead Johnson Nutrition Co.	3,700	214,341
Sara Lee Corp.	11,276	199,247
Tyson Foods, Inc., Class A	5,395	103,530

Total		3,697,624

Household Products (2.0%)

Clorox Co.(a)	2,503	175,385
Colgate-Palmolive Co.	8,951	722,883
Kimberly-Clark Corp.	7,332	478,560
Procter & Gamble Co. (The)	50,709	3,123,674

Total		4,500,502

Personal Products (0.2%)

Avon Products, Inc.	7,773	210,182
Estee Lauder Companies, Inc. (The), Class A	2,083	200,718

Total		410,900

Tobacco (1.6%)

Altria Group, Inc.	37,870	985,756
Lorillard, Inc.	2,645	251,302
Philip Morris International, Inc.	32,529	2,134,878
Reynolds American, Inc.(a)	6,131	217,834

Total		3,589,770

TOTAL CONSUMER STAPLES		22,326,848

ENERGY (13.2%)

Energy Equipment & Services (2.5%)

Baker Hughes, Inc.	7,862	577,307
Cameron International Corp.(b)	4,425	252,667
Diamond Offshore Drilling, Inc.(a)	1,247	96,892
FMC Technologies, Inc.(b)	2,175	205,494
Halliburton Co.	16,532	823,955
Helmerich & Payne, Inc.	1,916	131,610
Nabors Industries Ltd.(b)(c)	5,185	157,520
National Oilwell Varco, Inc.	7,625	604,434
Noble Corp.(a)(c)	4,565	208,255
Rowan Companies, Inc.(b)	2,285	100,951
Schlumberger Ltd.(c)	24,626	2,296,621

Total		5,455,706

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels (10.7%)

Anadarko Petroleum Corp.	8,986	$736,133
Apache Corp.	6,935	907,930
Cabot Oil & Gas Corp.(a)	1,882	99,690
Chesapeake Energy Corp.	11,916	399,424
Chevron Corp.	36,337	3,903,684
ConocoPhillips	25,867	2,065,739
Consol Energy, Inc.	4,091	219,400
Denbury Resources, Inc.(b)	7,252	176,949
Devon Energy Corp.	7,722	708,648
El Paso Corp.	12,762	229,716
EOG Resources, Inc.	4,813	570,389
EQT Corp.	2,709	135,179
Exxon Mobil Corp.	89,751	7,550,752
Hess Corp.	5,429	462,605
Marathon Oil Corp.	12,866	685,887
Massey Energy Co.	1,868	127,697
Murphy Oil Corp.	3,501	257,043
Newfield Exploration Co.(b)	2,435	185,084
Noble Energy, Inc.	3,184	307,734
Occidental Petroleum Corp.	14,701	1,536,108
Peabody Energy Corp.	4,896	352,316
Pioneer Natural Resources Co.(a)	2,108	214,847
QEP Resources, Inc.	3,200	129,728
Range Resources Corp.(a)	2,909	170,060
Southwestern Energy Co.(b)	6,287	270,152
Spectra Energy Corp.(a)	11,743	319,175
Sunoco, Inc.	2,186	99,660
Tesoro Corp.(a)(b)	2,604	69,865
Valero Energy Corp.	10,310	307,444
Williams Companies, Inc. (The)	10,602	330,570

Total		23,529,608

TOTAL ENERGY		28,985,314

FINANCIALS (15.6%)

Capital Markets (2.4%)

Ameriprise Financial, Inc.(d)	4,468	272,905
Bank of New York Mellon Corp. (The)	22,472	671,239
Charles Schwab Corp. (The)	18,088	326,127
E*Trade Financial Corp.(a)(b)	3,993	62,411
Federated Investors, Inc., Class B(a)	1,685	45,074
Franklin Resources, Inc.	2,621	327,835
Goldman Sachs Group, Inc. (The)	9,422	1,493,104
Invesco Ltd.(a)(c)	8,329	212,889
Janus Capital Group, Inc.(a)	3,371	42,036
Legg Mason, Inc.(a)	2,761	99,645
Morgan Stanley	27,971	764,168
Northern Trust Corp.	4,387	222,640
State Street Corp.(e)	9,078	407,965

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Capital Markets (cont.)

T Rowe Price Group, Inc.	4,677	$310,646

Total		5,258,684

Commercial Banks (2.9%)

BB&T Corp.	12,575	345,184
Comerica, Inc.	3,208	117,798
Fifth Third Bancorp	16,605	230,477
First Horizon National Corp.(a)	4,761	53,371
Huntington Bancshares, Inc.	15,627	103,763
KeyCorp	17,227	152,976
M&T Bank Corp.	2,164	191,449
Marshall & Ilsley Corp.	9,608	76,768
PNC Financial Services Group, Inc.	9,518	599,539
Regions Financial Corp.(a)	22,758	165,223
SunTrust Banks, Inc.	9,647	278,219
U.S. Bancorp	34,783	919,315
Wells Fargo & Co.	95,362	3,022,975
Zions Bancorporation(a)	3,317	76,490

Total		6,333,547

Consumer Finance (0.7%)

American Express Co.	18,929	855,591
Capital One Financial Corp.	8,277	430,073
Discover Financial Services	9,861	237,847
SLM Corp.(b)	9,528	145,778

Total		1,669,289

Diversified Financial Services (4.1%)

Bank of America Corp.	183,211	2,442,202
Citigroup, Inc.(b)	525,952	2,324,708
CME Group, Inc.	1,203	362,765
IntercontinentalExchange, Inc.(b)	1,319	162,949
JPMorgan Chase & Co.	72,099	3,323,764
Leucadia National Corp.(a)	3,589	134,731
Moody’s Corp.	3,611	122,449
NASDAQ OMX Group, Inc. (The)(b)	2,708	69,975
NYSE Euronext	4,737	166,600

Total		9,110,143

Insurance (3.8%)

ACE Ltd.(c)	6,075	393,053
Aflac, Inc.	8,521	449,738
Allstate Corp. (The)	9,598	305,025
American International Group, Inc.(a)(b)	2,608	91,645
AON Corp.	6,028	319,243
Assurant, Inc.	1,802	69,395
Berkshire Hathaway, Inc., Class B(b)	31,334	2,620,462
Chubb Corp.(a)	5,345	327,702
Cincinnati Financial Corp.(a)	2,961	97,121

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (cont.)
Genworth Financial, Inc., Class A(b)	8,877	$119,484
Hartford Financial Services Group, Inc.	8,048	216,733
Lincoln National Corp.	5,709	171,498
Loews Corp.	5,699	245,570
Marsh & McLennan Companies, Inc.(a)	9,841	293,360
MetLife, Inc.	19,098	854,254
Principal Financial Group, Inc.	5,799	186,206
Progressive Corp. (The)	11,947	252,440
Prudential Financial, Inc.	8,797	541,719
Torchmark Corp.	1,398	92,939
Travelers Companies, Inc. (The)	7,794	463,587
Unum Group	5,594	146,843
XL Group PLC(c)	5,625	138,375

Total		8,396,392

Real Estate Investment Trusts (REITs) (1.5%)

Apartment Investment & Management Co., Class A	2,147	54,684
AvalonBay Communities, Inc.(a)	1,568	188,285
Boston Properties, Inc.(a)	2,572	243,954
Equity Residential(a)	5,317	299,932
HCP, Inc.(a)	7,307	277,228
Health Care REIT, Inc.	3,185	167,021
Host Hotels & Resorts, Inc.	12,309	216,762
Kimco Realty Corp.	7,368	135,129
Plum Creek Timber Co., Inc.(a)	2,941	128,257
ProLogis	10,336	165,169
Public Storage	2,538	281,490
Simon Property Group, Inc.	5,371	575,556
Ventas, Inc.	2,959	160,674
Vornado Realty Trust(a)	2,959	258,913
Weyerhaeuser Co.	9,732	239,407

Total		3,392,461

Real Estate Management & Development (0.1%)

CB Richard Ellis Group, Inc., Class A(a)(b)	5,283	141,056

Thrifts & Mortgage Finance (0.1%)

Hudson City Bancorp, Inc.	9,529	92,241
People’s United Financial, Inc.(a)	6,562	82,550

Total		174,791

TOTAL FINANCIALS		34,476,363

HEALTH CARE (11.0%)

Biotechnology (1.3%)

Amgen, Inc.(b)	16,876	902,022
Biogen Idec, Inc.(b)	4,371	320,788

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Biotechnology (cont.)

Celgene Corp.(b)	8,406	$483,597
Cephalon, Inc.(a)(b)	1,382	104,728
Genzyme Corp.(b)	4,729	360,113
Gilead Sciences, Inc.(b)	14,393	610,839

Total		2,782,087

Health Care Equipment & Supplies (1.9%)

Baxter International, Inc.	10,489	563,993
Becton Dickinson and Co.	3,990	317,684
Boston Scientific Corp.(b)	27,575	198,264
CareFusion Corp.(b)	4,040	113,928
Covidien PLC(c)	8,950	464,863
CR Bard, Inc.(a)	1,528	151,746
DENTSPLY International, Inc.(a)	2,580	95,434
Edwards Lifesciences Corp.(b)	2,100	182,700
Intuitive Surgical, Inc.(b)	700	233,422
Medtronic, Inc.	19,353	761,541
St. Jude Medical, Inc.	5,892	302,024
Stryker Corp.(a)	6,091	370,333
Varian Medical Systems, Inc.(b)	2,182	147,590
Zimmer Holdings, Inc.(b)	3,469	209,979

Total		4,113,501

Health Care Providers & Services (2.0%)

Aetna, Inc.	6,967	260,775
AmerisourceBergen Corp.	4,972	196,692
Cardinal Health, Inc.	6,328	260,271
CIGNA Corp.	4,919	217,813
Coventry Health Care, Inc.(b)	2,702	86,167
DaVita, Inc.(b)	1,736	148,445
Express Scripts, Inc.(b)	9,570	532,188
Humana, Inc.(b)	3,039	212,548
Laboratory Corp. of America Holdings(a)(b)	1,819	167,584
McKesson Corp.	4,593	363,077
Medco Health Solutions, Inc.(b)	7,313	410,698
Patterson Companies, Inc.	1,727	55,592
Quest Diagnostics, Inc.	2,816	162,540
Tenet Healthcare Corp.(b)	8,801	65,567
UnitedHealth Group, Inc.	19,793	894,644
WellPoint, Inc.	6,790	473,874

Total		4,508,475

Health Care Technology (0.1%)

Cerner Corp.(a)(b)	1,306	145,227

Life Sciences Tools & Services (0.5%)

Agilent Technologies, Inc.(b)	6,257	280,188
Life Technologies Corp.(b)	3,247	170,208

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Life Sciences Tools & Services (cont.)

PerkinElmer, Inc.	2,043	$53,670
Thermo Fisher Scientific, Inc.(b)	7,066	392,516
Waters Corp.(a)(b)	1,647	143,124

Total		1,039,706

Pharmaceuticals (5.2%)

Abbott Laboratories	28,024	1,374,577
Allergan, Inc.	5,540	393,451
Bristol-Myers Squibb Co.	30,821	814,599
Eli Lilly & Co.	18,435	648,359
Forest Laboratories, Inc.(b)	5,168	166,926
Hospira, Inc.(b)	3,010	166,152
Johnson & Johnson	49,519	2,934,001
Merck & Co., Inc.	55,804	1,842,090
Mylan, Inc.(b)	7,904	179,184
Pfizer, Inc.	144,731	2,939,486
Watson Pharmaceuticals, Inc.(b)	2,274	127,367

Total		11,586,192

TOTAL HEALTH CARE		24,175,188

INDUSTRIALS (11.2%)

Aerospace & Defense (2.8%)

Boeing Co. (The)	13,329	985,413
General Dynamics Corp.	6,754	517,086
Goodrich Corp.	2,275	194,581
Honeywell International, Inc.	14,205	848,181
Huntington Ingalls Industries, Inc.(b)	879	36,492
ITT Corp.	3,316	199,126
L-3 Communications Holdings, Inc.	2,055	160,927
Lockheed Martin Corp.	5,190	417,276
Northrop Grumman Corp.	5,276	330,858
Precision Castparts Corp.	2,591	381,343
Raytheon Co.	6,509	331,113
Rockwell Collins, Inc.	2,799	181,459
Textron, Inc.(a)	4,992	136,731
United Technologies Corp.	16,658	1,410,100

Total		6,130,686

Air Freight & Logistics (1.0%)

CH Robinson Worldwide, Inc.(a)	3,016	223,576
Expeditors International of Washington, Inc.	3,848	192,939
FedEx Corp.	5,694	532,673
United Parcel Service, Inc., Class B	17,865	1,327,727

Total		2,276,915

Airlines (0.1%)

Southwest Airlines Co.(a)	13,528	170,859

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Building Products (—%)

Masco Corp.(a)	6,471	$90,076

Commercial Services & Supplies (0.5%)

Avery Dennison Corp.	1,934	81,151
Cintas Corp.(a)	2,291	69,348
Iron Mountain, Inc.	3,621	113,084
Pitney Bowes, Inc.(a)	3,684	94,642
Republic Services, Inc.	5,560	167,022
RR Donnelley & Sons Co.	3,732	70,609
Stericycle, Inc.(b)	1,543	136,818
Waste Management, Inc.	8,599	321,087

Total		1,053,761

Construction & Engineering (0.2%)

Fluor Corp.	3,204	236,007
Jacobs Engineering Group, Inc.(b)	2,289	117,723
Quanta Services, Inc.(a)(b)	3,900	87,477

Total		441,207

Electrical Equipment (0.5%)

Emerson Electric Co.	13,657	797,979
Rockwell Automation, Inc.(a)	2,575	243,724
Roper Industries, Inc.(a)	1,714	148,192

Total		1,189,895

Industrial Conglomerates (2.5%)

3M Co.	12,887	1,204,935
General Electric Co.	192,210	3,853,810
Tyco International Ltd.(c)	8,575	383,903

Total		5,442,648

Machinery (2.5%)

Caterpillar, Inc.	11,566	1,287,874
Cummins, Inc.	3,576	392,001
Danaher Corp.	9,782	507,686
Deere & Co.	7,627	738,980
Dover Corp.	3,378	222,070
Eaton Corp.	6,157	341,344
Flowserve Corp.	999	128,671
Illinois Tool Works, Inc.	9,018	484,447
Ingersoll-Rand PLC(a)(c)	5,965	288,169
Joy Global, Inc.(a)	1,900	187,739
PACCAR, Inc.	6,609	345,981
Pall Corp.	2,087	120,232
Parker Hannifin Corp.	2,937	278,075
Snap-On, Inc.	1,062	63,784

Total		5,387,053

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Professional Services (0.1%)

Dun & Bradstreet Corp.	889	$71,333
Equifax, Inc.	2,214	86,014
Robert Half International, Inc.(a)	2,646	80,968

Total		238,315

Road & Rail (0.9%)

CSX Corp.	6,710	527,406
Norfolk Southern Corp.	6,437	445,891
Ryder System, Inc.	921	46,602
Union Pacific Corp.	8,899	875,039

Total		1,894,938

Trading Companies & Distributors (0.1%)

Fastenal Co.(a)	2,676	173,485
WW Grainger, Inc.	1,066	146,767

Total		320,252

TOTAL INDUSTRIALS		24,636,605

INFORMATION TECHNOLOGY (17.9%)

Communications Equipment (2.1%)

Cisco Systems, Inc.	100,052	1,715,892
F5 Networks, Inc.(b)	1,455	149,239
Harris Corp.(a)	2,326	115,370
JDS Uniphase Corp.(a)(b)	4,058	84,569
Juniper Networks, Inc.(b)	9,672	406,998
Motorola Mobility Holdings, Inc.(a)(b)	5,338	130,247
Motorola Solutions, Inc.(b)	6,103	272,743
QUALCOMM, Inc.	29,746	1,630,973
Tellabs, Inc.	6,568	34,416

Total		4,540,447

Computers & Peripherals (4.3%)

Apple, Inc.(b)(e)	16,678	5,811,449
Dell, Inc.(b)	30,400	441,104
EMC Corp.(b)	37,441	994,059
Hewlett-Packard Co.	39,366	1,612,825
Lexmark International, Inc., Class A(a)(b)	1,413	52,337
NetApp, Inc.(b)	6,657	320,734
SanDisk Corp.(b)	4,276	197,081
Western Digital Corp.(b)	4,193	156,357

Total		9,585,946

Electronic Equipment, Instruments & Components (0.4%)

Amphenol Corp., Class A	3,173	172,579
Corning, Inc.	28,339	584,634
FLIR Systems, Inc.(a)	2,884	99,815
Jabil Circuit, Inc.	3,543	72,384
Molex, Inc.(a)	2,506	62,951

Total		992,363

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Internet Software & Services (1.8%)

Akamai Technologies, Inc.(b)	3,398	$129,124
eBay, Inc.(b)	20,689	642,187
Google, Inc., Class A(b)	4,547	2,665,497
Monster Worldwide, Inc.(a)(b)	2,360	37,524
VeriSign, Inc.(a)	3,131	113,373
Yahoo!, Inc.(b)	23,708	394,738

Total		3,982,443

IT Services (3.1%)

Automatic Data Processing, Inc.	8,993	461,431
Cognizant Technology Solutions Corp., Class A(b)	5,513	448,758
Computer Sciences Corp.	2,809	136,883
Fidelity National Information Services, Inc.	4,829	157,860
Fiserv, Inc.(b)	2,652	166,333
IBM Corp.	22,084	3,601,238
Mastercard, Inc., Class A	1,751	440,762
Paychex, Inc.	5,829	182,797
SAIC, Inc.(a)(b)	5,307	89,794
Teradata Corp.(b)	3,047	154,483
Total System Services, Inc.(a)	2,946	53,087
Visa, Inc., Class A	8,763	645,132
Western Union Co. (The)(a)	11,706	243,134

Total		6,781,692

Office Electronics (0.1%)

Xerox Corp.	25,340	269,871

Semiconductors & Semiconductor Equipment (2.5%)

Advanced Micro Devices, Inc.(a)(b)	10,426	89,664
Altera Corp.	5,784	254,612
Analog Devices, Inc.	5,430	213,833
Applied Materials, Inc.	23,881	373,021
Broadcom Corp., Class A(b)	8,607	338,944
First Solar, Inc.(a)(b)	987	158,749
Intel Corp.	99,350	2,003,890
KLA-Tencor Corp.	3,034	143,721
Linear Technology Corp.	4,110	138,219
LSI Corp.(b)	11,159	75,881
MEMC Electronic Materials, Inc.(b)	4,174	54,095
Microchip Technology, Inc.(a)	3,403	129,348
Micron Technology, Inc.(b)	15,537	178,054
National Semiconductor Corp.	4,370	62,666
Novellus Systems, Inc.(b)	1,626	60,373
NVIDIA Corp.(b)	10,508	193,978
Teradyne, Inc.(a)(b)	3,351	59,681
Texas Instruments, Inc.	21,209	732,983
Xilinx, Inc.(a)	4,723	154,914

Total		5,416,626

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (3.6%)

Adobe Systems, Inc.(b)	9,156	$303,613
Autodesk, Inc.(b)	4,146	182,880
BMC Software, Inc.(b)	3,232	160,760
CA, Inc.	6,915	167,205
Citrix Systems, Inc.(b)	3,397	249,544
Compuware Corp.(b)	3,969	45,842
Electronic Arts, Inc.(a)(b)	6,059	118,332
Intuit, Inc.(b)	4,926	261,571
Microsoft Corp.	133,852	3,394,487
Novell, Inc.(b)	6,372	37,786
Oracle Corp.	70,415	2,349,748
Red Hat, Inc.(b)	3,491	158,456
Salesforce.com, Inc.(a)(b)	2,146	286,663
Symantec Corp.(b)	13,814	256,111

Total		7,972,998

TOTAL INFORMATION TECHNOLOGY		39,542,386

MATERIALS (3.7%)

Chemicals (2.1%)

Air Products & Chemicals, Inc.	3,900	351,702
Airgas, Inc.	1,352	89,800
CF Industries Holdings, Inc.	1,284	175,638
Dow Chemical Co. (The)	21,138	797,960
Eastman Chemical Co.	1,270	126,137
Ecolab, Inc.	4,203	214,437
EI du Pont de Nemours & Co.	16,692	917,559
FMC Corp.	1,283	108,965
International Flavors & Fragrances, Inc.	1,443	89,899
Monsanto Co.	9,711	701,717
PPG Industries, Inc.	2,916	277,632
Praxair, Inc.(a)	5,497	558,495
Sherwin-Williams Co. (The)	1,616	135,728
Sigma-Aldrich Corp.(a)	2,201	140,072

Total		4,685,741

Construction Materials (—%)

Vulcan Materials Co.(a)	2,327	106,111

Containers & Packaging (0.2%)

Ball Corp.	3,063	109,809
Bemis Co., Inc.	1,933	63,422
Owens-Illinois, Inc.(b)	2,952	89,121
Sealed Air Corp.	2,878	76,727

Total		339,079

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Metals & Mining (1.2%)

AK Steel Holding Corp.(a)	1,988	$31,371
Alcoa, Inc.	19,237	339,533
Allegheny Technologies, Inc.(a)	1,783	120,745
Cliffs Natural Resources, Inc.	2,464	242,162
Freeport-McMoRan Copper & Gold, Inc.	17,124	951,238
Newmont Mining Corp.	8,917	486,690
Nucor Corp.(a)	5,716	263,050
Titanium Metals Corp.(b)	1,628	30,248
United States Steel Corp.(a)	2,610	140,783

Total		2,605,820

Paper & Forest Products (0.2%)

International Paper Co.	7,972	240,595
MeadWestvaco Corp.	3,037	92,112

Total		332,707

TOTAL MATERIALS		8,069,458

TELECOMMUNICATION SERVICES (3.0%)

Diversified Telecommunication Services (2.7%)

AT&T, Inc.	107,010	3,274,506
CenturyLink, Inc.(a)	5,540	230,187
Frontier Communications Corp.(a)	17,976	147,763
Qwest Communications International, Inc.	31,536	215,391
Verizon Communications, Inc.	51,198	1,973,171
Windstream Corp.(a)	9,118	117,348

Total		5,958,366

Wireless Telecommunication Services (0.3%)

American Tower Corp., Class A(b)	7,196	372,897
MetroPCS Communications, Inc.(b)	4,784	77,692
Sprint Nextel Corp.(b)	54,131	251,168

Total		701,757

TOTAL TELECOMMUNICATION SERVICES		6,660,123

UTILITIES (3.2%)

Electric Utilities (1.7%)

American Electric Power Co., Inc.	8,713	306,175
Duke Energy Corp.	24,071	436,889
Edison International	5,896	215,735
Entergy Corp.	3,241	217,828
Exelon Corp.	11,983	494,179
FirstEnergy Corp.	7,572	280,845

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)

Electric Utilities (cont.)

NextEra Energy, Inc.	7,627	$420,400
Northeast Utilities	3,188	110,305
Pepco Holdings, Inc.(a)	4,065	75,812
Pinnacle West Capital Corp.	1,970	84,296
PPL Corp.	8,762	221,678
Progress Energy, Inc.	5,321	245,511
Southern Co.	15,307	583,350

Total		3,693,003

Gas Utilities (0.1%)

Nicor, Inc.	831	44,624
Oneok, Inc.	1,927	128,878

Total		173,502

Independent Power Producers & Energy Traders (0.2%)

AES Corp. (The)(b)	11,991	155,883
Constellation Energy Group, Inc.	3,616	112,566
NRG Energy, Inc.(b)	4,483	96,564

Total		365,013

Multi-Utilities (1.2%)

Ameren Corp.	4,345	121,964
CenterPoint Energy, Inc.	7,683	134,913
CMS Energy Corp.(a)	4,564	89,637
Consolidated Edison, Inc.(a)	5,283	267,954
Dominion Resources, Inc.	10,522	470,333
DTE Energy Co.	3,072	150,405
Integrys Energy Group, Inc.	1,423	71,876
NiSource, Inc.	5,056	96,974
PG&E Corp.	7,170	316,771
Public Service Enterprise Group, Inc.	9,149	288,285
SCANA Corp.(a)	2,056	80,945
Sempra Energy	4,357	233,099
TECO Energy, Inc.	3,892	73,014

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)

Multi-Utilities (cont.)

Wisconsin Energy Corp.	4,219	$128,680
Xcel Energy, Inc.	8,738	208,751

Total		2,733,601

TOTAL UTILITIES		6,965,119

Total Common Stocks (Cost: $176,473,832)		$218,666,059

	Shares	Value

Money Market Fund (0.9%)
Columbia Short-Term Cash Fund, 0.229%(d)(f)	1,903,984	$1,903,984

Total Money Market Fund (Cost: $1,903,984)		$1,903,984

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (5.8%)

Repurchase Agreements (5.8%)

Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $2,854,006(g)
	0.160%	$2,853,993	$2,853,993
Pershing LLC
dated 03/31/11, matures 04/01/11, repurchase price $10,000,061(g)
	0.220%	10,000,000	10,000,000

Total			12,853,993

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $12,853,993)			$12,853,993

Total Investments (Cost: $191,231,809)			$233,424,036(h)
Other Assets & Liabilities, Net			(13,184,571)

Net Assets			$220,239,465

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at March 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

S&P 500 Index	5	1,651,250	June 2011	$38,483	$—
Notes to Portfolio of Investments

(a)	At March 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 2.20% of net assets.

(d)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Ameriprise Financial, Inc.	$151,738	$1,530	$(13,069)	$6,260	$146,459	$829	$272,905
Columbia Short-Term Cash Fund	2,406,983	7,213,571	(7,716,570)	—	$1,903,984	913	1,903,984

Total	$2,558,721	$7,215,101	$(7,729,639)	$6,260	$2,050,443	$1,742	$2,176,889

(e)	At March 31, 2011, investments in securities included securities valued at $421,237 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$2,911,073

Total Market Value of Collateral Securities	$2,911,073

Pershing LLC (0.220%)

Security Description	Value

Fannie Mae Benchmark REMIC	$17,810
Fannie Mae REMICS	2,916,534
Fannie Mae Whole Loan	10,831
Freddie Mac REMICS	4,211,063
Government National Mortgage Association	2,501,419
United States Treasury Bill	542,343

Total Market Value of Collateral Securities	$10,200,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$22,828,655	$—	$—	$22,828,655
Consumer Staples	22,326,848	—	—	22,326,848
Energy	28,985,314	—	—	28,985,314
Financials	34,476,363	—	—	34,476,363
Health Care	24,175,188	—	—	24,175,188
Industrials	24,636,605	—	—	24,636,605
Information Technology	39,542,386	—	—	39,542,386
Materials	8,069,458	—	—	8,069,458
Telecommunication Services	6,660,123	—	—	6,660,123
Utilities	6,965,119	—	—	6,965,119

Total Equity Securities	218,666,059	—	—	218,666,059

Other
Affiliated Money Market Fund(c)	1,903,984	—	—	1,903,984
Investments of Cash Collateral Received for Securities on Loan	—	12,853,993	—	12,853,993

Total Other	1,903,984	12,853,993	—	14,757,977

Investments in Securities	220,570,043	12,853,993	—	233,424,036
Derivatives(d)
Assets
Futures Contracts	38,483	—	—	38,483

Total	$220,608,526	$12,853,993	$—	$233,462,519

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Columbia Variable Portfolio - Short Duration U.S. Government Fund (formerly known as RiverSource Variable Portfolio - Short Duration U.S. Government Fund)

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (3.0%)

Agencies (2.9%)

Bank of America Corp.
FDIC Government Guaranty
04/30/12	2.100%	$2,000,000	$2,036,652
06/15/12	3.125%	3,920,000	4,041,983
Citigroup Funding, Inc.
FDIC Government Guaranty
11/15/12	1.875%	9,985,000	10,174,276
General Electric Capital Corp.
FDIC Government Guaranty
12/09/11	3.000%	825,000	840,378
12/28/12	2.625%	10,350,000	10,674,276
Morgan Stanley
FDIC Government Guaranty(a)
02/10/12	0.592%	5,490,000	5,507,079

Total			33,274,644

Wirelines (0.1%)

TELUS Corp.
Senior Unsecured(b)
06/01/11	8.000%	954,000	965,384

Total Corporate Bonds & Notes (Cost: $33,895,953)			$34,240,028

Residential Mortgage-Backed Securities - Agency (33.7%)

FDIC Structured Sale Guaranteed Notes
CMO Series 2010-S1 Class 1A(a)(c)(d)
02/25/48	0.796%	$10,947,819	$10,957,190
Federal Home Loan Mortgage Corp.(a)(d)
01/01/37	5.937%	538,474	571,797
09/01/37	5.633%	828,595	876,272
CMO IO Series 3630 Class AI
03/15/17	1.931%	5,852,128	242,563
Federal Home Loan Mortgage Corp.(d)
03/01/12-06/01/15	7.500%	336,084	363,937
06/01/12-11/01/32	7.000%	321,121	369,782
11/01/13-03/01/25	4.500%	59,295,339	62,237,360
04/01/17	6.500%	459,589	498,827
11/01/17-04/01/24	5.000%	21,777,548	23,156,729
03/01/18-09/01/38	6.000%	13,740,641	14,909,870
09/01/19	5.500%	640,484	700,092
CMO IO Series 2639 Class UI
03/15/22	5.000%	980,155	80,533
CMO IO Series 2795 Class IY
07/15/17	5.000%	70,863	516
CMO Series 2617 Class HD
06/15/16	7.000%	90,898	91,167
CMO Series 2843 Class BA

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

01/15/18	5.000%	$292,571	$302,428
CMO Series 3531 Class CE
01/15/39	3.000%	3,819,637	3,822,944
CMO Series 3683 Class JD
12/15/23	4.000%	8,856,001	9,246,847
CMO Series 3711 Class AG
08/15/23	3.000%	1,791,606	1,820,635
CMO Series 3747 Class NA
10/15/18	1.300%	1,624,284	1,595,900
CMO Series 3774 Class AB
12/15/20	3.500%	10,890,827	11,283,217
CMO Series 3825 Class AB
08/15/20	3.000%	11,400,000	11,691,107
CMO Series 3831 Class CG
10/15/18	3.000%	11,300,000	11,587,804
Multifamily Structured Pass-Through Certificates
CMO Series K003 Class A1
07/25/13	2.225%	2,672,760	2,700,533
Federal National Mortgage Association(a)(d)
02/01/33	1.882%	196,067	201,351
07/01/33	4.935%	320,255	339,649
12/01/33	4.726%	112,022	118,577
06/01/34	4.661%	508,913	535,187
07/01/36	5.981%	925,885	991,297
09/01/37	5.854%	1,439,046	1,530,090
CMO Series 2003-W11 Class A1
06/25/33	3.098%	7,874	8,072
Federal National Mortgage Association(d)
01/01/17-10/01/34	6.000%	5,816,091	6,389,846
05/01/17-09/01/23	5.500%	24,063,798	26,136,084
06/01/17-06/01/36	7.000%	2,631,995	3,043,608
11/01/18-02/01/23	5.000%	20,683,630	22,093,265
10/01/20	3.500%	7,399,698	7,610,127
03/01/23-06/01/25	4.500%	4,003,684	4,213,186
03/01/29-10/01/37	6.500%	13,541,583	15,294,272
09/01/31	7.500%	436,580	505,665
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	119,012	7,233
CMO Series 20011-23 Class AB
06/25/20	2.750%	11,307,889	11,497,309
CMO Series 2002-97 Class CF
03/25/31	5.500%	2,652,188	2,687,862
CMO Series 2004-60 Class PA
04/25/34	5.500%	1,025,962	1,097,004
CMO Series 2010-50 Class AB
01/25/24	2.500%	7,616,760	7,663,892
CMO Series 2010-87 Class GA
02/25/24	4.000%	7,284,148	7,598,585
CMO Series 2011-16 Class GE
03/25/26	2.750%	11,295,255	11,492,515
CMO Series 2011-25 Class AH
06/25/21	2.750%	11,400,000	11,603,390

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 2011-3 Class EL
05/25/20	3.000%	$13,061,533	$13,370,657
CMO Series 2011-6 Class BA
06/25/20	2.750%	13,595,975	13,816,052
Federal National Mortgage Association(d)(e)
04/01/26	5.000%	19,275,000	20,476,681
04/01/26	5.500%	3,500,000	3,785,467
CMO Series 2011-38 Class AH
04/25/41	2.750%	11,250,000	11,442,041
Federal National Mortgage Association(d)(f)
09/01/36	6.000%	10,373,433	11,395,998
Government National Mortgage Association(d)
04/15/13-03/15/18	7.000%	417,113	454,188
08/15/13-01/20/34	6.000%	4,194,699	4,584,543
CMO Series 2004-19 Class DJ
03/20/34	4.500%	184,380	187,705

Total Residential Mortgage-Backed Securities - Agency (Cost: $388,894,409)			$391,279,448

Residential Mortgage-Backed Securities - Non-Agency (2.6%)

ASG Resecuritization Trust
CMO Series 2010-3 Class 1A87(c)(d)
07/28/37	3.500%	$5,548,548	$5,552,661
BCAP LLC Trust(c)(d)
CMO Series 2009-RR13 Class 12A1
04/26/37	5.250%	1,070,167	1,085,011
CMO Series 2010-RR6 Class 6A1
07/26/37	4.000%	3,137,440	3,158,738
Banc of America Funding Corp.
CMO Series 2010-R4 Class 4A1(a)(c)(d)
06/26/37	0.458%	684,355	667,137
Banc of America Mortgage Securities, Inc.
CMO Series 2005-E Class 2A5(a)(d)
06/25/35	2.866%	3,619,035	3,588,681
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2010-6 Class 1A1(c)(d)
05/25/35	4.750%	4,031,947	4,106,339
Countrywide Alternative Loan Trust
CMO Series 2006-OA11 Class A3B1(a)(d)
09/25/46	0.430%	132,045	130,319
Credit Suisse Mortgage Capital Certificates(c)(d)
CMO Series 2009-12R Class 14A1
11/27/35	5.500%	3,250,097	3,366,195
CMO Series 2009-12R Class 30A1
12/27/36	5.300%	394,577	400,801
GSR Mortgage Loan Trust
CMO Series 2005-5F Class 2A3(d)
06/25/35	5.500%	1,167,753	1,172,938
Indymac Index Mortgage Loan Trust
CMO Series 2006-AR13 Class A1(a)(d)
07/25/36	5.482%	1,054,079	886,045
LVII Resecuritization Trust
CMO Series 2009-3 Class A1(a)(c)(d)
11/27/37	5.684%	506,865	510,307
Prime Mortgage Trust
CMO Series 2005-1 Class 2A1(c)(d)
09/25/34	5.000%	4,074,105	4,109,151
Residential Asset Securitization Trust
CMO Series 2004-A7 Class A1(d)
10/25/34	5.500%	829,535	830,899
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-12 Class A1(d)
10/25/36	6.000%	11,820	11,787

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $29,580,265)			$29,577,009

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities (13.9%)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO Series K001 Class A2(d)
04/25/16	5.651%	$1,791,621	$1,915,620
Federal National Mortgage Association CMO Series 2010-M4 Class A1(d)
06/25/20	2.520%	4,372,473	4,322,612
Government National Mortgage Association(d)
CMO Series 2003-17 Class B
10/16/27	4.999%	53,571	55,546
CMO Series 2009-105 Class A
12/16/50	3.456%	5,053,900	5,242,789
CMO Series 2009-114 Class A
12/16/38	3.103%	5,438,921	5,553,860
CMO Series 2009-63 Class A
01/16/38	3.400%	3,488,780	3,600,979
CMO Series 2009-71 Class A
04/16/38	3.304%	5,059,772	5,191,801
CMO Series 2009-90 Class AC
01/16/33	3.137%	3,950,000	4,056,701
CMO Series 2010-100 Class A
06/16/50	2.351%	4,905,285	4,966,247
CMO Series 2010-13 Class A
08/16/22	2.461%	3,363,986	3,413,631
CMO Series 2010-141 Class A
08/16/31	1.864%	9,081,779	9,112,918
CMO Series 2010-159 Class A
01/16/33	2.159%	8,541,555	8,589,945
CMO Series 2010-16 Class AB
05/16/33	2.676%	1,572,327	1,604,179
CMO Series 2010-161 Class AB
05/16/35	2.110%	7,452,152	7,463,238
CMO Series 2010-18 Class A
12/16/50	3.100%	3,631,233	3,717,570
CMO Series 2010-22 Class AC
12/16/30	2.229%	2,926,884	2,963,543
CMO Series 2010-49 Class A
03/16/51	2.870%	1,866,090	1,928,245
CMO Series 2010-65 Class A
11/16/28	2.017%	2,818,056	2,839,862
CMO Series 2010-74 Class A
09/16/33	2.629%	9,030,038	9,208,345
CMO Series 2010-83 Class A
10/16/50	2.021%	3,462,717	3,483,324
CMO Series 2011-1 Class A
12/16/31	2.239%	11,445,340	11,503,444
CMO Series 2011-16 Class A
11/16/34	2.210%	11,526,189	11,576,773
CMO Series 2011-20 Class A
04/16/32	1.883%	14,187,204	14,134,371
CMO Series 2011-31 Class A
12/16/35	2.210%	11,550,000	11,597,852
Government National Mortgage Association(d)(e)
CMO Series 2011-49 Class A
12/16/34	2.450%	11,500,000	11,615,000
CMO Series 2011-53 Class A
01/16/35	2.360%	11,800,000	11,849,678

Total Commercial Mortgage-Backed Securities (Cost: $160,837,640)			$161,508,073

	Coupon	Principal
Issuer	Rate	Amount	Value

Asset-Backed Securities (2.3%)

Banc of America Funding Corp.
CMO Series 2009-R14A Class 1A1(a)(c)
09/26/37	1.359%	$2,424,459	$2,407,126
Bear Stearns Asset-Backed Securities Trust
Series 2006-HE9 Class 1A1(a)
11/25/36	0.300%	331,822	325,103
Carrington Mortgage Loan Trust
Series 2006-RFC1 Class A2(a)
05/25/36	0.350%	1,841,286	1,787,036
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH4 Class A2(a)
11/25/36	0.350%	757,944	743,408
Countrywide Asset-Backed Certificates(a)
Series 2006-22 Class 2A1 (MGIC)
05/25/47	0.300%	105,274	105,092
Countrywide Asset-Backed Certificates(a)(c)
Series 2005-SD1 Class A1C
05/25/35	0.640%	725,245	699,606
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB6 Class A22(a)
07/25/36	0.340%	195,752	195,401
Morgan Stanley ABS Capital I(a)
Series 2005-WMC5 Class M2
06/25/35	0.730%	1,395,545	1,354,872
Series 2006-WMC1 Class A2B
12/25/35	0.450%	839,033	805,859
Novastar Home Equity Loan
Series 2006-2 Class A2B(a)
06/25/36	0.360%	1,548,068	1,539,822
RBSSP Resecuritization Trust(a)(c)
CMO Series 2009-10 Class 4A1
07/26/36	0.400%	1,451,752	1,433,240
CMO Series 2009-10 Class 7A1
03/26/37	0.350%	269,407	268,460
CMO Series 2009-11 Class 2A1
04/26/36	0.400%	2,711,321	2,559,259
CMO Series 2009-12 Class 2A1
10/25/32	4.767%	732,960	738,895
CMO Series 2009-13 Class 8A1
06/26/37	1.000%	2,968,525	2,930,968
Residential Asset Mortgage Products, Inc.
Series 2004-RS8 Class AI4
06/25/32	5.060%	858,649	846,212
Sierra Receivables Funding Co. LLC
Series 2010-2A Class A(c)
11/20/25	3.840%	2,978,538	2,967,436
Specialty Underwriting & Residential Finance
Series 2005-BC3 Class M1(a)
06/25/36	0.700%	3,500,000	3,295,649
Structured Asset Investment Loan Trust
Series 2005-9 Class A5(a)
11/25/35	0.480%	625,875	614,507
Structured Asset Securities Corp.(a)
CMO Series 2006-NC1 Class A6
05/25/36	0.300%	279,492	275,794
Series 2007-WF2 Class A2
08/25/37	0.950%	208,728	207,595

Total Asset-Backed Securities (Cost: $25,617,859)			$26,101,340

	Coupon	Principal
Issuer	Rate	Amount	Value

Asset-Backed Securities - Agency (—%)

Small Business Administration Participation Certificates
Series 2001-20H Class 1
08/01/21	6.340%	$150,046	$162,718
Small Business Administration
Series 2001-10B Class 1 U.S. Government Guaranty
09/10/11	5.886%	7,781	7,948

Total			170,666

Total Asset-Backed Securities - Agency (Cost: $157,827)			$170,666

U.S. Treasury Obligations (16.9%)

U.S. Treasury
07/31/12	0.625%	$40,000,000	$40,090,800
06/15/13	1.125%	6,500,000	6,531,980
U.S. Treasury(g)
04/30/11	0.875%	55,000,000	55,030,649
05/31/12	0.750%	68,500,000	68,789,070
01/31/16	2.000%	26,000,000	25,811,084

Total U.S. Treasury Obligations (Cost: $195,786,561)			$196,253,583

U.S. Government & Agency Obligations (31.6%)

Federal Farm Credit Bank(a)
08/22/13	0.274%	$12,000,000	$11,996,208
Federal Home Loan Banks
05/24/11	0.540%	12,300,000	12,307,491
12/28/11	1.000%	10,935,000	10,994,604
06/21/13	1.875%	22,400,000	22,827,773
Federal Home Loan Mortgage Corp.
01/10/13	0.280%	23,000,000	22,999,999
Federal Home Loan Mortgage Corp.(a)
01/24/13	0.260%	12,000,000	11,997,792
Federal Home Loan Mortgage Corp.(g)
10/28/13	0.875%	69,450,000	68,871,690
Federal National Mortgage Association Discount Notes
07/11/11	0.000%	15,000,000	14,995,365
Federal National Mortgage Association
05/19/11	3.375%	10,467,000	10,512,033
11/23/11	1.000%	13,275,000	13,336,848
09/24/12	0.625%	34,000,000	34,021,114
09/17/13	1.125%	4,220,000	4,217,502
09/30/13	1.125%	6,000,000	5,993,178
Federal National Mortgage Association(a)
02/01/13	0.400%	12,000,000	12,002,052
03/04/14	0.261%	23,000,000	23,000,114
Federal National Mortgage Association(g)
10/26/15	1.625%	85,000,000	82,708,740
Private Export Funding Corp.
U.S. Government Guaranty
10/15/14	3.050%	4,150,000	4,325,224

Total U.S. Government & Agency Obligations (Cost: $369,256,926)			$367,107,727

	Shares	Value

Money Market Fund (0.8%)
Columbia Short-Term Cash Fund, 0.229%(h)(i)	9,246,925	$9,246,925

Total Money Market Fund (Cost: $9,246,925)		$9,246,925

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (18.5%)

Asset-Backed Commercial Paper (3.8%)

Antalis US Funding Corp.
05/23/11	0.340%	$4,997,450	$4,997,450
Cancara Asset Securitisation LLC
04/21/11	0.250%	9,998,125	9,998,125
Macquarie Bank Ltd.
05/09/11	0.395%	4,995,117	4,995,117
05/10/11	0.395%	3,996,050	3,996,050
Rhein-Main Securitisation Ltd.
04/12/11	0.551%	3,994,500	3,994,500
04/18/11	0.551%	2,996,012	2,996,012
Rheingold Securitization
04/28/11	0.551%	3,994,500	3,994,500
Royal Park Investments Funding Corp.
04/21/11	0.510%	8,994,518	8,994,518

Total			43,966,272

Certificates of Deposit (8.7%)

Australia and New Zealand Bank Group, Ltd.
05/23/11	0.400%	5,000,000	5,000,000
Barclays Bank PLC
06/15/11	0.400%	5,000,000	5,000,000
Clydesdale Bank PLC
04/26/11	0.395%	5,000,000	5,000,000
Credit Industrial et Commercial
05/23/11	0.400%	5,000,000	5,000,000
05/23/11	0.400%	3,000,000	3,000,000
06/13/11	0.400%	3,000,000	3,000,000
DZ Bank AG
04/08/11	0.400%	8,000,000	8,000,000
Development Bank of Singapore Ltd.
04/26/11	0.400%	7,000,000	7,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04/04/11	0.360%	8,000,000	8,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	$10,000,000	$10,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/23/11	0.345%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
04/27/11	0.380%	10,000,000	10,000,000
Natixis
05/09/11	0.503%	7,000,000	7,000,000
Societe Generale
07/01/11	0.363%	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
05/25/11	0.370%	4,995,431	4,995,431

Total			100,995,431

Other Short-Term Obligations (0.7%)

Goldman Sachs Group, Inc. (The)
04/14/11	0.270%	5,000,000	5,000,000
04/20/11	0.270%	3,000,000	3,000,000

Total			8,000,000

Repurchase Agreements (5.3%)

Barclays Capital, Inc.
dated 10/13/10, matures 04/15/11, repurchase price $15,001,688(j)
	0.270%	15,000,000	15,000,000
Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11, repurchase price $25,000,160(j)
	0.230%	25,000,000	25,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $11,645,095(j)
	0.160%	11,645,043	11,645,043
Merrill Lynch Pierce Fenner & Smith, Inc.
dated 01/18/11, matures 04/18/11, repurchase price $10,001,500(j)
	0.300%	10,000,000	10,000,000

Total			61,645,043

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $214,606,746)			$214,606,746

Total Investments (Cost: $1,427,881,111)(k)			$1,430,091,545	(l)
Other Assets & Liabilities, Net			(270,126,498)

Net Assets			$1,159,965,047

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

U.S. Treasury Note, 2-year	(461)	$(100,555,625)	July 2011	$—	$(152,070)
U.S. Treasury Note, 5-year	(212)	(24,759,281)	July 2011	—	(170,963)

Total				$—	$(323,033)

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2011.

(b)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 0.08% of net assets.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $47,918,520 or 4.13% of net assets.

(d)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)	At March 31, 2011, investments in securities included securities valued at $676,408 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(g)	At March 31, 2011, security was partially or fully on loan.

(h)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(i)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value
Columbia Short-Term Cash Fund	$16,164,218	$217,756,686	$(224,673,979)	$—	$9,246,925	$36,727	$9,246,925

(j)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$993,890
Arabella Ltd	1,412,983
BP Capital Markets PLC	512,202
BPCE	1,999,923
Dexia Delaware LLC	2,288,814
Electricite De France	1,799,160
European Investment Bank	1,427,398
Nationwide Building	978,071
Skandin Ens Banken AG	1,738,990
Societe Generale	2,598,569

Total Market Value of Collateral Securities	$15,750,000

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$3,472
Fannie Mae Interest Strip	1,351,192
Fannie Mae Pool	11,900,890
Fannie Mae Principal Strip	127,351
Fannie Mae REMICS	396,285
Federal Farm Credit Bank	227,306
Federal Home Loan Banks	337,265
Federal Home Loan Mortgage Corp	197,586
Federal National Mortgage Association	154,548
FHLMC Structured Pass Through Securities	69,204
Freddie Mac Coupon Strips	1,498
Freddie Mac Gold Pool	1,686,573
Freddie Mac Non Gold Pool	5,110,167
Freddie Mac REMICS	506,236
Freddie Mac Strips	131,644
Ginnie Mae I Pool	357,660
Ginnie Mae II Pool	1,087,954
Government National Mortgage Association	422,478
LMA SA & LMA Americas	1,196
Metlife Short Term Funding	1,643
Sanofi-Aventis	5,106
Silver Tower US Fund	1,140
Suncorp-Metway Ltd	3,505
United States Treasury Inflation Indexed Bonds	75,112
United States Treasury Strip Coupon	1,223,902
United States Treasury Strip Principal	119,089

Total Market Value of Collateral Securities	$25,500,002

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$11,877,944

Total Market Value of Collateral Securities	$11,877,944

Merrill Lynch Pierce Fenner & Smith, Inc. (0.300%)

Security Description	Value

Breeds Hill Capital Ltd	$4,773,379
LMA SA & LMA Americas	161,368
Metlife Short Term Funding	1,419,216
Sanofi-Aventis	1,486,038
Silver Tower US Fund	1,414,734
Suncorp-Metway Ltd	1,245,265

Total Market Value of Collateral Securities	$10,500,000

(k)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $1,427,881,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,298,000
Unrealized Depreciation	(4,087,000)

Net Unrealized Appreciation	$2,211,000

(l)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

CMO	Collateralized Mortgage Obligation

FDIC	Federal Deposit Insurance Corporation

IO	Interest Only

MGIC	Mortgage Guaranty Insurance Corporation
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes	$—	$34,240,028	$—	$34,240,028
Residential Mortgage-Backed Securities - Agency	—	379,837,407	11,442,041	391,279,448
Residential Mortgage-Backed Securities - Non-Agency	—	29,577,009	—	29,577,009
Commercial Mortgage-Backed Securities	—	138,043,395	23,464,678	161,508,073
Asset-Backed Securities	—	26,101,340	—	26,101,340
Asset-Backed Securities - Agency	—	170,666	—	170,666
U.S. Treasury Obligations	196,253,583	—	—	196,253,583
U.S. Government & Agency Obligations	—	367,107,727	—	367,107,727

Total Bonds	196,253,583	975,077,572	34,906,719	1,206,237,874

Other
Affiliated Money Market Fund(c)	9,246,925	—	—	9,246,925
Investments of Cash Collateral Received for Securities on Loan	—	214,606,746	—	214,606,746

Total Other	9,246,925	214,606,746	—	223,853,671

Investments in Securities	205,500,508	1,189,684,318	34,906,719	1,430,091,545
Derivatives(d)
Liabilities
Futures Contracts	(323,033)	—	—	(323,033)

Total	$205,177,475	$1,189,684,318	$34,906,719	$1,429,768,512

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.
(d) Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential	Commercial
	Mortgage-Backed	Mortgage-Backed	Asset-Backed
	Securities - Agency	Securities	Securities	Total

Balance as of December 31, 2010	$16,274,917	$—	$645,021	$16,919,938
Accrued discounts/premiums	—	—	119	119
Realized gain (loss)	—	—	841	841
Change in unrealized appreciation (depreciation)*	—	65,147	(7,065)	58,082
Sales	—	—	(638,916)	(638,916)
Purchases	11,442,041	23,399,531	—	34,841,572
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(16,274,917)	—	—	(16,274,917)

Balance as of March 31, 2011	$11,442,041	$23,464,678	$—	$34,906,719

* Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2011 was $65,147, which is comprised of Commercial Mortgage-Backed Securities.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Variable Portfolio - Seligman Global Technology Fund
(formerly known as Seligman Global Technology Portfolio)

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (96.4%)

CONSUMER DISCRETIONARY (0.5%)

Internet & Catalog Retail (0.5%)

Amazon.com, Inc.(a)	2,200	$396,286

TOTAL CONSUMER DISCRECTIONARY		396,286

HEALTH CARE (2.1%)

Health Care Equipment & Supplies (1.1%)

Baxter International, Inc.	16,200	871,074

Life Sciences Tools & Services (1.0%)

Thermo Fisher Scientific, Inc.(a)	14,800	822,140

TOTAL HEALTH CARE		1,693,214

INDUSTRIALS (1.9%)

Aerospace & Defense (0.7%)

General Dynamics Corp.	7,700	589,512

Electrical Equipment (1.2%)

Nidec Corp.(b)(c)	8,600	744,848
Sensata Technologies Holding NV(a)(c)	5,910	205,254

Total		950,102

TOTAL INDUSTRIALS		1,539,614

INFORMATION TECHNOLOGY (90.6%)

Communications Equipment (4.9%)

Alcatel-Lucent, ADR(a)(b)(c)	54,900	318,969
HTC Corp.(c)	25,000	976,495
QUALCOMM, Inc.	42,648	2,338,390
Research In Motion Ltd.(a)(c)	5,600	316,792

Total		3,950,646

Computers & Peripherals (11.4%)

Apple, Inc.(a)	8,700	3,031,515
Electronics for Imaging, Inc.(a)(b)	36,000	529,560
EMC Corp.(a)	9,500	252,225
Gemalto NV(c)	12,300	604,962
Hewlett-Packard Co.	66,800	2,736,796
NetApp, Inc.(a)	20,200	973,236
Toshiba Corp.(c)	203,400	994,545

Total		9,122,839

Electronic Equipment, Instruments & Components (6.3%)

AU Optronics Corp., ADR(a)(b)(c)	64,600	567,188
Avnet, Inc.(a)	25,200	859,068
Ibiden Co., Ltd.(b)(c)	16,100	509,529
Ingenico(c)	10,800	483,585

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Electronic Equipment, Instruments & Components (cont.)

Jabil Circuit, Inc.	20,600	$420,858
Kyocera Corp.(c)	5,400	547,277
Murata Manufacturing Co., Ltd.(c)	5,400	390,490
Tripod Technology Corp.(c)	180,000	792,542
Unimicron Technology Corp.(c)	278,400	473,316

Total		5,043,853

Internet Software & Services (5.4%)

Baidu, Inc., ADR(a)(c)	11,800	1,626,158
Constant Contact, Inc.(a)(b)	11,000	383,900
Google, Inc., Class A(a)	2,500	1,465,525
Netease.com, ADR(a)(b)(c)	9,100	450,541
Velti PLC(a)(c)	24,800	270,532
Velti PLC(a)(c)	7,588	95,533

Total		4,292,189

IT Services (8.7%)

Amdocs Ltd.(a)(c)	128,300	3,701,455
Atos Origin SA(a)(c)	7,600	445,638
IBM Corp.	1,200	195,684
Infosys Technologies Ltd., ADR(b)(c)	12,200	874,740
InterXion Holding NV(a)(c)	21,982	285,766
Rolta India Ltd.(c)	330,100	1,029,179
Teradata Corp.(a)	8,900	451,230

Total		6,983,692

Office Electronics (2.3%)

Canon, Inc.(c)	12,800	550,525
Xerox Corp.	120,500	1,283,325

Total		1,833,850

Semiconductors & Semiconductor Equipment (15.3%)

Advanced Micro Devices, Inc.(a)(b)	83,631	719,227
Advanced Semiconductor Engineering, Inc.(c)	327,000	353,912
Amkor Technology, Inc.(a)	31,927	215,188
ASML Holding NV(a)(c)	24,600	1,094,700
ASML Holding NV(a)(c)	25,900	1,141,540
Infineon Technologies AG(c)	39,100	400,909
Intel Corp.	69,609	1,404,013
KLA-Tencor Corp.	39,200	1,856,904
Lam Research Corp.(a)	13,600	770,576
Marvell Technology Group Ltd.(a)(c)	98,975	1,539,061
Novellus Systems, Inc.(a)	41,600	1,544,608
ON Semiconductor Corp.(a)	11,700	115,479
Samsung Electronics Co., Ltd.(c)	1,119	948,874
Sumco Corp.(a)(c)	5,300	106,586

Total		12,211,577

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (36.3%)

Application Software (18.4%)

Aspen Technology, Inc.(a)(b)	44,857	$672,406
JDA Software Group, Inc.(a)	43,200	1,307,232
Longtop Financial Technologies Ltd., ADR(a)(b)(c)	34,600	1,087,132
NICE Systems Ltd., ADR(a)(b)(c)	41,000	1,514,540
Nuance Communications, Inc.(a)(b)	123,200	2,409,792
Parametric Technology Corp.(a)	123,442	2,776,211
Synopsys, Inc.(a)	133,800	3,699,570
Taleo Corp., Class A(a)(b)	18,600	663,090
Temenos Group AG(a)(c)	16,600	628,939

Total		14,758,912

Home Entertainment Software (0.5%)

Nintendo Co., Ltd.(c)	1,400	380,674

Systems Software (17.4%)

BMC Software, Inc.(a)	56,730	2,821,750
Check Point Software Technologies Ltd.(a)(c)	61,412	3,135,083
Microsoft Corp.	97,100	2,462,456
Oracle Corp.	48,000	1,601,760
Sourcefire, Inc.(a)(b)	11,000	302,610
Symantec Corp.(a)	191,823	3,556,398

Total		13,880,057

TOTAL SOFTWARE		29,019,643

TOTAL INFORMATION TECHNOLOGY		72,458,289

MATERIALS (0.8%)

Chemicals (0.8%)

JSR Corp.(c)	31,200	625,716

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

TOTAL MATERIALS		$625,716

TELECOMMUNICATION SERVICES (0.5%)

Diversified Telecommunication Services (0.5%)

Deutsche Telekom AG(c)	25,500	392,826

TOTAL TELECOMMUNICATION SERVICES		392,826

Total Common Stocks (Cost: $68,090,407)		$77,105,945

	Shares	Value

Money Market Fund (2.9%)

Columbia Short-Term Cash Fund, 0.229%(d)(e)	2,299,956	$2,299,956

Total Money Market Fund (Cost: $2,299,956)		$2,299,956

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (6.9%)

Repurchase Agreements (6.9%)
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $5,541,477(f)
	0.160%	$5,541,453	$5,541,453

Total			5,541,453

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $5,541,453)			$5,541,453

Total Investments (Cost: $75,931,816)(g)			$84,947,354(h)
Other Assets & Liabilities, Net			(4,948,360)

Net Assets			$79,998,994

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2011

	Exchange	Currency to be	Currency to be	Unrealized	Unrealized
Counterparty	Date	Delivered	Received	Appreciation	Depreciation

Goldman, Sachs & Co.	April 1, 2011	205,604	146,006	$1,316	$—
		(USD)	(EUR)

J.P. Morgan Securities, Inc.	April 4, 2011	98,919	159,017	332	—
		(GBP)	(USD)

J.P. Morgan Securities, Inc.	April 5, 2011	54,290	87,171	79	—
		(GBP)	(USD)

Total				$1,727	$—

Summary of Investments in Securities by Country
The following table represents the portfolio investments of the Fund by country as a percentage of net assets at March 31, 2011.

Percentage of
Country	net assets

Bermuda	1.9%
Canada	0.4
Cayman Islands	3.9
France	1.6
Germany	1.0
Guernsey	4.6
India	2.4
Israel	5.8
Japan	6.1
Korea	1.2
Netherlands	4.2
Switzerland	0.8
Taiwan	3.9
United Kingdom	0.5

Total Foreign Securities*	38.3%

United States	67.9%

*	Amount shown does not include companies based in the U.S. that derive at least 50% of their revenue from business outside the U.S. or have at least 50% of their assets outside the U.S. If such companies were included, Total Foreign Securities would be greater than 40%.
Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At March 31, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 38.26% of net assets.

(d)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$706,843	$17,298,390	$(15,705,277)	$—	$2,299,956	$539	$2,299,956
(e)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$5,652,282

Total Market Value of Collateral Securities	$5,652,282

(g)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $75,932,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,426,000
Unrealized Depreciation	(1,411,000)

Net Unrealized Appreciation	$9,015,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt
Currency Legend

EUR	Euro

GBP	Pound Sterling
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$396,286	$—	$—	$396,286
Health Care	1,693,214	—	—	1,693,214
Industrials	794,766	744,848	—	1,539,614
Information Technology	60,428,240	12,030,049	—	72,458,289
Materials	—	625,716	—	625,716
Telecommunication Services	—	392,826	—	392,826

Total Equity Securities	63,312,506	13,793,439	—	77,105,945

Other
Affiliated Money Market Fund(c)	2,299,956	—	—	2,299,956
Investments of Cash Collateral Received for Securities on Loan	—	5,541,453	—	5,541,453

Total Other	2,299,956	5,541,453	—	7,841,409

Investments in Securities	65,612,462	19,334,892	—	84,947,354
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	1,727	—	1,727

Total	$65,612,462	$19,336,619	$—	$84,949,081

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Columbia Variable Portfolio - Large Cap Growth Fund
(formerly known as Seligman Variable Portfolio - Growth Fund)

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (98.4%)

CONSUMER DISCRETIONARY (12.7%)

Auto Components (1.1%)

Autoliv, Inc.(a)	35,315	$2,621,432

Hotels, Restaurants & Leisure (2.2%)

Bally Technologies, Inc.(a)(b)	28,738	1,087,733
Ctrip.com International Ltd., ADR(a)(b)(c)	17,224	714,624
Starbucks Corp.	91,645	3,386,283

Total		5,188,640

Internet & Catalog Retail (1.5%)

Amazon.com, Inc.(b)	14,274	2,571,175
priceline.com, Inc.(a)(b)	2,145	1,086,314

Total		3,657,489

Media (1.9%)

CBS Corp., Class B Non Voting	72,827	1,823,588
Viacom, Inc., Class B	58,000	2,698,160

Total		4,521,748

Multiline Retail (0.7%)

Nordstrom, Inc.(a)	40,614	1,822,756

Specialty Retail (3.1%)

Abercrombie & Fitch Co., Class A	24,787	1,454,997
Dick’s Sporting Goods, Inc.(a)(b)	52,229	2,088,116
Limited Brands, Inc.	43,330	1,424,690
Lowe’s Companies, Inc.	95,567	2,525,836

Total		7,493,639

Textiles, Apparel & Luxury Goods (2.2%)

Coach, Inc.	40,335	2,099,033
Fossil, Inc.(a)(b)	23,226	2,175,115
Lululemon Athletica, Inc.(a)(b)	10,472	932,532

Total		5,206,680

TOTAL CONSUMER DISCRECTIONARY		30,512,384

CONSUMER STAPLES (7.5%)

Food & Staples Retailing (3.4%)

Costco Wholesale Corp.	33,491	2,455,560
Walgreen Co.	77,942	3,128,592
Whole Foods Market, Inc.(a)	38,907	2,563,971

Total		8,148,123

Food Products (0.8%)

Hershey Co. (The)	36,700	1,994,645

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Personal Products (1.2%)

Estee Lauder Companies, Inc. (The), Class A	28,504	$2,746,646

Tobacco (2.1%)

Philip Morris International, Inc.	77,108	5,060,598

TOTAL CONSUMER STAPLES		17,950,012

ENERGY (11.3%)

Energy Equipment & Services (3.5%)

Halliburton Co.	67,369	3,357,671
McDermott International, Inc.(b)(c)	54,477	1,383,171
Nabors Industries Ltd.(b)(c)	65,333	1,984,817
National Oilwell Varco, Inc.	21,649	1,716,116

Total		8,441,775

Oil, Gas & Consumable Fuels (7.8%)

Apache Corp.	10,092	1,321,245
Chevron Corp.	32,113	3,449,899
Continental Resources, Inc.(a)(b)	27,393	1,957,778
Exxon Mobil Corp.	49,766	4,186,813
Kinder Morgan Management LLC(b)(d)	—	1
Murphy Oil Corp.	12,763	937,059
Occidental Petroleum Corp.	21,041	2,198,574
Peabody Energy Corp.	34,684	2,495,861
Southwestern Energy Co.(b)	49,641	2,133,074

Total		18,680,304

TOTAL ENERGY		27,122,079

FINANCIALS (4.4%)

Capital Markets (2.5%)

BlackRock, Inc.	12,284	2,469,207
Franklin Resources, Inc.	14,360	1,796,149
Morgan Stanley	61,186	1,671,601

Total		5,936,957

Commercial Banks (0.4%)

Fifth Third Bancorp	61,698	856,369

Diversified Financial Services (1.0%)

JPMorgan Chase & Co.	53,270	2,455,747

Insurance (0.5%)

MetLife, Inc.	25,766	1,152,513

TOTAL FINANCIALS		10,401,586

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (11.9%)

Biotechnology (2.1%)

Alexion Pharmaceuticals, Inc.(a)(b)	21,027	$2,074,944
Celgene Corp.(b)	20,744	1,193,402
Dendreon Corp.(b)	45,529	1,704,151

Total		4,972,497

Health Care Equipment & Supplies (2.7%)

Covidien PLC(c)	29,869	1,551,396
Edwards Lifesciences Corp.(b)	16,037	1,395,219
St. Jude Medical, Inc.	71,351	3,657,452

Total		6,604,067

Health Care Providers & Services (3.0%)

Express Scripts, Inc.(b)	39,305	2,185,751
UnitedHealth Group, Inc.	56,466	2,552,263
Universal Health Services, Inc., Class B	48,326	2,387,788

Total		7,125,802

Health Care Technology (0.6%)

Cerner Corp.(a)(b)	13,190	1,466,728

Life Sciences Tools & Services (1.2%)

Life Technologies Corp.(b)	22,461	1,177,406
Waters Corp.(a)(b)	20,818	1,809,084

Total		2,986,490

Pharmaceuticals (2.3%)

Allergan, Inc.	34,884	2,477,462
Perrigo Co.(a)	25,204	2,004,222
Watson Pharmaceuticals, Inc.(b)	17,245	965,892

Total		5,447,576

TOTAL HEALTH CARE		28,603,160

INDUSTRIALS (13.5%)

Aerospace & Defense (2.6%)

Precision Castparts Corp.	17,406	2,561,815
United Technologies Corp.	43,314	3,666,530

Total		6,228,345

Air Freight & Logistics (1.0%)

United Parcel Service, Inc., Class B	31,156	2,315,514

Construction & Engineering (1.2%)

Foster Wheeler AG(b)(c)	25,302	951,861
KBR, Inc.	52,288	1,974,918

Total		2,926,779

Electrical Equipment (2.0%)

Emerson Electric Co.	61,132	3,571,943

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Electrical Equipment (cont.)

Rockwell Automation, Inc.	12,597	$1,192,306

Total		4,764,249

Machinery (4.6%)

Cummins, Inc.	13,560	1,486,447
Deere & Co.	24,970	2,419,343
Dover Corp.	51,202	3,366,020
Flowserve Corp.(a)	15,748	2,028,342
Parker Hannifin Corp.	19,331	1,830,259

Total		11,130,411

Road & Rail (1.8%)

JB Hunt Transport Services, Inc.	40,090	1,820,888
Union Pacific Corp.	25,012	2,459,430

Total		4,280,318

Trading Companies & Distributors (0.3%)

United Rentals, Inc.(a)(b)	22,243	740,247

TOTAL INDUSTRIALS		32,385,863

INFORMATION TECHNOLOGY (31.4%)

Communications Equipment (5.0%)

Ciena Corp.(a)(b)	49,134	1,275,519
Cisco Systems, Inc.	43,800	751,170
JDS Uniphase Corp.(b)	38,443	801,152
Juniper Networks, Inc.(b)	68,587	2,886,141
QUALCOMM, Inc.	114,170	6,259,941

Total		11,973,923

Computers & Peripherals (7.6%)

Apple, Inc.(b)	34,787	12,121,530
EMC Corp.(b)	234,682	6,230,807

Total		18,352,337

Electronic Equipment, Instruments & Components (1.4%)

Corning, Inc.	77,263	1,593,936
TE Connectivity Ltd.(c)	51,120	1,779,998

Total		3,373,934

Internet Software & Services (2.9%)

Google, Inc., Class A(b)	11,781	6,906,140

IT Services (3.2%)

Cognizant Technology Solutions Corp., Class A(b)	33,196	2,702,155
IBM Corp.	23,660	3,858,236
Teradata Corp.(b)	20,520	1,040,364

Total		7,600,755

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Semiconductors & Semiconductor Equipment (3.8%)

Advanced Micro Devices, Inc.(a)(b)	112,454	$967,104
Fairchild Semiconductor International, Inc.(a)(b)	64,980	1,182,636
Marvell Technology Group Ltd.(b)(c)	65,855	1,024,045
Netlogic Microsystems, Inc.(a)(b)	29,975	1,259,550
Skyworks Solutions, Inc.(a)(b)	70,587	2,288,431
Texas Instruments, Inc.	70,866	2,449,129

Total		9,170,895

Software (7.5%)

Autodesk, Inc.(b)	40,418	1,782,838
Intuit, Inc.(b)	39,544	2,099,786
Microsoft Corp.	131,096	3,324,594
Oracle Corp.	226,853	7,570,085
Salesforce.com, Inc.(a)(b)	7,636	1,020,017
SuccessFactors, Inc.(a)(b)	55,034	2,151,279

Total		17,948,599

TOTAL INFORMATION TECHNOLOGY		75,326,583

MATERIALS (3.9%)

Chemicals (1.1%)

Celanese Corp., Series A	27,475	1,219,066
PPG Industries, Inc.	14,345	1,365,787

Total		2,584,853

Containers & Packaging (1.1%)

Crown Holdings, Inc.(b)	35,612	1,373,911
Packaging Corp. of America	42,894	1,239,208

Total		2,613,119

Metals & Mining (1.7%)

Allegheny Technologies, Inc.(a)	37,501	2,539,568
Freeport-McMoRan Copper & Gold, Inc.	29,714	1,650,612

Total		4,190,180

TOTAL MATERIALS		9,388,152

TELECOMMUNICATION SERVICES (1.8%)

Wireless Telecommunication Services (1.8%)

American Tower Corp., Class A(b)	29,251	1,515,787
Millicom International Cellular SA(c)	12,749	1,226,071

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES (CONTINUED)

Wireless Telecommunication Services (cont.)

NII Holdings, Inc.(b)	39,771	$1,657,258

Total		4,399,116

TOTAL TELECOMMUNICATION SERVICES		4,399,116

Total Common Stocks (Cost: $188,126,821)		$236,088,935

	Shares	Value

Money Market Fund (1.5%)

Columbia Short-Term Cash Fund, 0.229%(e)(f)	3,513,039	$3,513,039

Total Money Market Fund (Cost: $3,513,039)		$3,513,039

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (11.6%)

Repurchase Agreements (11.6%)

Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11, repurchase price $12,000,077(g)
	0.230%	$12,000,000	$12,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $5,901,557(g)
	0.160%	5,901,531	5,901,531
Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $5,000,039(g)
	0.280%	5,000,000	5,000,000
Pershing LLC
dated 03/31/11, matures 04/01/11, repurchase price $5,000,031(g)
	0.220%	5,000,000	5,000,000

Total			27,901,531

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $27,901,531)			$27,901,531

Total Investments (Cost: $219,541,391)			$267,503,505(h)
Other Assets & Liabilities, Net			(27,527,424)

Net Assets			$239,976,081

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	At March 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 4.42% of net assets.

(d)	Represents fractional shares.

(e)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$1,551,886	$19,612,293	$(17,651,140)	$—	$3,513,039	$1,224	$3,513,039

(f)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$1,667
Fannie Mae Interest Strip	648,572
Fannie Mae Pool	5,712,427
Fannie Mae Principal Strip	61,129
Fannie Mae REMICS	190,217
Federal Farm Credit Bank	109,107
Federal Home Loan Banks	161,887
Federal Home Loan Mortgage Corp	94,841
Federal National Mortgage Association	74,183
FHLMC Structured Pass Through Securities	33,218
Freddie Mac Coupon Strips	719
Freddie Mac Gold Pool	809,555
Freddie Mac Non Gold Pool	2,452,880
Freddie Mac REMICS	242,993
Freddie Mac Strips	63,189
Ginnie Mae I Pool	171,677
Ginnie Mae II Pool	522,218
Government National Mortgage Association	202,789
LMA SA & LMA Americas	574
Metlife Short Term Funding	789
Sanofi-Aventis	2,451
Silver Tower US Fund	547
Suncorp-Metway Ltd	1,683
United States Treasury Inflation Indexed Bonds	36,053
United States Treasury Strip Coupon	587,473
United States Treasury Strip Principal	57,163

Total Market Value of Collateral Securities	$12,240,001

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$6,019,561

Total Market Value of Collateral Securities	$6,019,561

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$46,111
Fannie Mae Pool	2,588,750
Fannie Mae Principal Strip	44,321
Fannie Mae Whole Loan	42,136
Federal Farm Credit Bank	530,995
Federal Farm Credit Discount Notes	64,458
Federal Home Loan Bank Discount Notes	238,394
Federal Home Loan Banks	366,061
Federal Home Loan Mortgage Corp	26,254
Federal National Mortgage Association	303,199
FHLMC Structured Pass Through Securities	36,482
Freddie Mac Gold Pool	242,535
Freddie Mac Non Gold Pool	568,546
Government National Mortgage Association	1,758

Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.220%)

Security Description	Value

Fannie Mae Benchmark REMIC	$8,905
Fannie Mae REMICS	1,458,267
Fannie Mae Whole Loan	5,416
Freddie Mac REMICS	2,105,531
Government National Mortgage Association	1,250,710
United States Treasury Bill	271,171

Total Market Value of Collateral Securities	$5,100,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$30,512,384	$—	$—	$30,512,384
Consumer Staples	17,950,012	—	—	17,950,012
Energy	27,122,078	1	—	27,122,079
Financials	10,401,586	—	—	10,401,586
Health Care	28,603,160	—	—	28,603,160
Industrials	32,385,863	—	—	32,385,863
Information Technology	75,326,583	—	—	75,326,583
Materials	9,388,152	—	—	9,388,152
Telecommunication Services	4,399,116	—	—	4,399,116

Total Equity Securities	236,088,934	1	—	236,088,935

Other
Affiliated Money Market Fund(c)	3,513,039	—	—	3,513,039
Investments of Cash Collateral Received for Securities on Loan	—	27,901,531	—	27,901,531

Total Other	3,513,039	27,901,531	—	31,414,570

Total	$239,601,973	$27,901,532	$—	$267,503,505

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Portfolio of Investments
Columbia Variable Portfolio - Select Large-Cap Value Fund
(formerly known as Seligman Variable Portfolio - Larger-Cap Value Fund)

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (99.4%)

CONSUMER DISCRETIONARY (9.8%)

Multiline Retail (5.5%)

JC Penney Co., Inc.(a)	30,200	$1,084,482
Nordstrom, Inc.	25,600	1,148,928

Total		2,233,410

Specialty Retail (4.3%)

Gap, Inc. (The)	33,500	759,110
Lowe’s Companies, Inc.	36,800	972,624

Total		1,731,734

TOTAL CONSUMER DISCRECTIONARY		3,965,144

CONSUMER STAPLES (12.9%)

Food & Staples Retailing (1.5%)

Costco Wholesale Corp.	8,100	593,892

Food Products (7.5%)

General Mills, Inc.	43,000	1,571,650
Tyson Foods, Inc., Class A	76,500	1,468,035

Total		3,039,685

Tobacco (3.9%)

Altria Group, Inc.	29,897	778,219
Philip Morris International, Inc.	12,300	807,249

Total		1,585,468

TOTAL CONSUMER STAPLES		5,219,045

ENERGY (13.8%)

Oil, Gas & Consumable Fuels (13.8%)

Chevron Corp.	8,700	934,641
ConocoPhillips	11,200	894,432
Marathon Oil Corp.	18,926	1,008,945
Valero Energy Corp.	50,000	1,491,000
Williams Companies, Inc. (The)	39,500	1,231,610

Total		5,560,628

TOTAL ENERGY		5,560,628

FINANCIALS (27.4%)

Capital Markets (1.7%)

Morgan Stanley	24,400	666,608

Commercial Banks (8.1%)

U.S. Bancorp(a)	51,000	1,347,930
Wells Fargo & Co.	60,600	1,921,020

Total		3,268,950

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Diversified Financial Services (9.3%)

Bank of America Corp.	139,766	$1,863,081
JPMorgan Chase & Co.	41,000	1,890,100

Total		3,753,181

Insurance (8.3%)

MetLife, Inc.	27,548	1,232,222
Prudential Financial, Inc.	12,000	738,960
Unum Group(a)	53,000	1,391,250

Total		3,362,432

TOTAL FINANCIALS		11,051,171

HEALTH CARE (9.1%)

Health Care Equipment & Supplies (2.7%)

Baxter International, Inc.	20,300	1,091,531

Health Care Providers & Services (3.8%)

Humana, Inc.(b)	22,000	1,538,680

Pharmaceuticals (2.6%)

Bristol-Myers Squibb Co.	38,500	1,017,555

TOTAL HEALTH CARE		3,647,766

INDUSTRIALS (11.3%)

Aerospace & Defense (6.7%)

General Dynamics Corp.	10,100	773,256
Honeywell International, Inc.	20,000	1,194,200
United Technologies Corp.	8,800	744,920

Total		2,712,376

Road & Rail (4.6%)

CSX Corp.	12,500	982,500
Union Pacific Corp.	8,700	855,471

Total		1,837,971

TOTAL INDUSTRIALS		4,550,347

INFORMATION TECHNOLOGY (4.7%)

Communications Equipment (4.7%)

Juniper Networks, Inc.(b)	45,000	1,893,600

TOTAL INFORMATION TECHNOLOGY		1,893,600

MATERIALS (6.4%)

Chemicals (6.4%)

EI du Pont de Nemours & Co.	23,700	1,302,789
Praxair, Inc.	6,350	645,160

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Chemicals (cont.)

Sherwin-Williams Co. (The)	7,500	$629,925

Total		2,577,874

TOTAL MATERIALS		2,577,874

UTILITIES (4.0%)

Independent Power Producers & Energy Traders (4.0%)

AES Corp. (The)(b)	124,000	1,612,000

TOTAL UTILITIES		1,612,000

Total Common Stocks (Cost: $29,819,659)		$40,077,575

Warrants (—%)

CONSUMER DISCRETIONARY (—%)

Hotels, Restaurants & Leisure (—%)

Krispy Kreme Doughnuts, Inc.(b)(c)	7	$1

TOTAL CONSUMER DISCRECTIONARY		1

Total Warrants (Cost: $—)		$1

	Shares	Value

Money Market Fund (1.5%)
Columbia Short-Term Cash Fund, 0.229%(d)(e)	620,015	$620,015

Total Money Market Fund (Cost: $620,015)		$620,015

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (4.2%)

Repurchase Agreements (4.2%)

Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $1,684,142(f)
	0.160%	$1,684,135	$1,684,135

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $1,684,135)			$1,684,135

Total Investments (Cost: $32,123,809)			$42,381,726(g)
Other Assets & Liabilities, Net			(2,054,030)

Net Assets			$40,327,696

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	At March 31, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2011 was $1, representing less than 0.01% of net assets. Information concerning such security holdings at March 31, 2011 was as follows:

Acquisition
Security Description	Dates	Cost

Krispy Kreme Doughnuts, Inc.	07/01/09	$—

(d)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$447,502	$3,797,832	$(3,625,319)	$—	$620,015	$331	$620,015

(e)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$1,717,817

Total Market Value of Collateral Securities	$1,717,817

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$3,965,144	$—	$—	$3,965,144
Consumer Staples	5,219,045	—	—	5,219,045
Energy	5,560,628	—	—	5,560,628
Financials	11,051,171	—	—	11,051,171
Health Care	3,647,766	—	—	3,647,766
Industrials	4,550,347	—	—	4,550,347
Information Technology	1,893,600	—	—	1,893,600
Materials	2,577,874	—	—	2,577,874
Utilities	1,612,000	—	—	1,612,000
Warrants
Consumer Discretionary	—	1	—	1

Total Equity Securities	40,077,575	1	—	40,077,576

Other
Affiliated Money Market Fund(c)	620,015	—	—	620,015
Investments of Cash Collateral Received for Securities on Loan	—	1,684,135	—	1,684,135

Total Other	620,015	1,684,135	—	2,304,150

Total	$40,697,590	$1,684,136	$—	$42,381,726

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Portfolio of Investments
Columbia Variable Portfolio - Select Smaller-Cap Value Fund
(formerly known as Seligman Variable Portfolio - Smaller-Cap Value Fund)

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (100.2%)

CONSUMER DISCRETIONARY (14.8%)

Auto Components (0.9%)

American Axle & Manufacturing Holdings, Inc.(a)(b)	140,000	$1,762,600

Diversified Consumer Services (3.7%)

Sotheby’s(a)	135,000	7,101,000

Hotels, Restaurants & Leisure (5.7%)

Penn National Gaming, Inc.(a)(b)	146,000	5,410,760
Texas Roadhouse, Inc.(a)	330,000	5,606,700

Total		11,017,460

Household Durables (2.0%)

Lennar Corp., Class A(a)	208,000	3,768,960

Textiles, Apparel & Luxury Goods (2.5%)

Hanesbrands, Inc.(b)	176,000	4,759,040

TOTAL CONSUMER DISCRECTIONARY		28,409,060

CONSUMER STAPLES (6.7%)

Beverages (0.5%)

Central European Distribution Corp.(a)(b)	90,000	1,021,500

Food Products (2.7%)

Smithfield Foods, Inc.(b)	217,000	5,221,020

Personal Products (3.5%)

Herbalife Ltd.(c)	82,000	6,671,520

TOTAL CONSUMER STAPLES		12,914,040

ENERGY (7.4%)

Energy Equipment & Services (7.4%)

Exterran Holdings, Inc.(a)(b)	130,400	3,094,392
Superior Energy Services, Inc.(b)	118,700	4,866,700
Tetra Technologies, Inc.(a)(b)	409,000	6,298,600

Total		14,259,692

TOTAL ENERGY		14,259,692

FINANCIALS (12.1%)

Insurance (12.1%)

Aspen Insurance Holdings Ltd.(c)	175,000	4,823,000
Endurance Specialty Holdings Ltd.(a)(c)	80,000	3,905,600
Hanover Insurance Group, Inc. (The)	102,000	4,615,500

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (cont.)

Infinity Property & Casualty Corp.(a)	80,000	$4,759,200
Lincoln National Corp.	175,000	5,257,000

Total		23,360,300

TOTAL FINANCIALS		23,360,300

HEALTH CARE (5.0%)

Health Care Equipment & Supplies (0.9%)

Analogic Corp.(a)	30,400	1,719,120

Health Care Providers & Services (4.1%)

WellCare Health Plans, Inc.(a)(b)	188,000	7,886,600

TOTAL HEALTH CARE		9,605,720

INDUSTRIALS (29.9%)

Aerospace & Defense (3.3%)

Cubic Corp.(a)	110,000	6,325,000

Airlines (2.6%)

United Continental Holdings, Inc.(a)(b)	215,000	4,942,850

Commercial Services & Supplies (4.7%)

Brink’s Co. (The)	110,000	3,642,100
Waste Connections, Inc.	188,000	5,412,520

Total		9,054,620

Construction & Engineering (2.2%)

Shaw Group, Inc. (The)(b)	120,000	4,249,200

Electrical Equipment (10.3%)

Belden, Inc.(a)	168,000	6,308,400
EnerSys(a)(b)	180,000	7,155,000
Thomas & Betts Corp.(b)	107,500	6,393,025

Total		19,856,425

Machinery (3.5%)

Douglas Dynamics, Inc.(a)	112,250	1,600,685
Mueller Industries, Inc.(a)	133,000	4,870,460
Navistar International Corp.(a)(b)	3,000	207,990

Total		6,679,135

Professional Services (1.0%)

School Specialty, Inc.(a)(b)	137,200	1,961,960

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Road & Rail (1.5%)

Swift Transportation Co.(a)(b)	203,300	$2,988,510

Transportation Infrastructure (0.8%)

Aegean Marine Petroleum Network, Inc.(c)	180,000	1,468,800

TOTAL INDUSTRIALS		57,526,500

INFORMATION TECHNOLOGY (18.8%)

IT Services (2.5%)

CACI International, Inc., Class A(a)(b)	77,000	4,721,640

Semiconductors & Semiconductor Equipment (9.7%)

Cypress Semiconductor Corp.(b)	320,000	6,201,600
ON Semiconductor Corp.(a)(b)	640,000	6,316,800
Varian Semiconductor Equipment Associates, Inc.(a)(b)	126,150	6,139,721

Total		18,658,121

Software (6.6%)

Lawson Software, Inc.(b)	595,000	7,199,500
Quest Software, Inc.(b)	220,000	5,585,800

Total		12,785,300

TOTAL INFORMATION TECHNOLOGY		36,165,061

MATERIALS (5.5%)

Chemicals (3.9%)

Cytec Industries, Inc.(a)	56,400	3,066,468
Minerals Technologies, Inc.(a)	66,000	4,522,320

Total		7,588,788

Containers & Packaging (1.6%)

Owens-Illinois, Inc.(b)	100,000	3,019,000

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

TOTAL MATERIALS		$10,607,788

Total Common Stocks (Cost: $120,290,659)		$192,848,161

	Shares	Value

Money Market Fund (—%)
Columbia Short-Term Cash Fund, 0.229%(d)(e)	65,525	$65,525

Total Money Market Fund (Cost: $65,525)		$65,525

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (17.2%)

Repurchase Agreements (17.2%)

Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11, repurchase price $10,000,064(f)
0.230%		$10,000,000	$10,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $8,024,276(f)
0.160%		8,024,240	8,024,240
Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $10,000,078(f)
0.280%		10,000,000	10,000,000
Pershing LLC
dated 03/31/11, matures 04/01/11, repurchase price $5,000,031(f)
0.220%		5,000,000	5,000,000

Total			33,024,240

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $33,024,240)			$33,024,240

Total Investments (Cost: $153,380,424)			$225,937,926(g)
Other Assets & Liabilities, Net			(33,459,180)

Net Assets			$192,478,746

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
(a)	At March 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 8.76% of net assets.

(d)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$143,973	$4,120,447	$(4,198,895)	$—	$65,525	$231	$65,525
(e)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$1,389
Fannie Mae Interest Strip	540,477
Fannie Mae Pool	4,760,356
Fannie Mae Principal Strip	50,941
Fannie Mae REMICS	158,514
Federal Farm Credit Bank	90,922
Federal Home Loan Banks	134,906
Federal Home Loan Mortgage Corp	79,034
Federal National Mortgage Association	61,819
FHLMC Structured Pass Through Securities	27,682
Freddie Mac Coupon Strips	599
Freddie Mac Gold Pool	674,629
Freddie Mac Non Gold Pool	2,044,067
Freddie Mac REMICS	202,495
Freddie Mac Strips	52,658
Ginnie Mae I Pool	143,064
Ginnie Mae II Pool	435,182
Government National Mortgage Association	168,991
LMA SA & LMA Americas	478
Metlife Short Term Funding	657
Sanofi-Aventis	2,042
Silver Tower US Fund	456
Suncorp-Metway Ltd	1,402
United States Treasury Inflation Indexed Bonds	30,044
United States Treasury Strip Coupon	489,561
United States Treasury Strip Principal	47,636

Total Market Value of Collateral Securities	$10,200,001

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$8,184,725

Total Market Value of Collateral Securities	$8,184,725

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$92,222
Fannie Mae Pool	5,177,499
Fannie Mae Principal Strip	88,644
Fannie Mae Whole Loan	84,272
Federal Farm Credit Bank	1,061,990
Federal Farm Credit Discount Notes	128,917
Federal Home Loan Bank Discount Notes	476,787
Federal Home Loan Banks	732,122
Federal Home Loan Mortgage Corp	52,508
Federal National Mortgage Association	606,397
FHLMC Structured Pass Through Securities	72,964
Freddie Mac Gold Pool	485,071
Freddie Mac Non Gold Pool	1,137,091
Government National Mortgage Association	3,516

Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.220%)

Security Description	Value

Fannie Mae Benchmark REMIC	$8,905
Fannie Mae REMICS	1,458,267
Fannie Mae Whole Loan	5,416
Freddie Mac REMICS	2,105,531
Government National Mortgage Association	1,250,710
United States Treasury Bill	271,171

Total Market Value of Collateral Securities	$5,100,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$28,409,060	$—	$—	$28,409,060
Consumer Staples	12,914,040	—	—	12,914,040
Energy	14,259,692	—	—	14,259,692
Financials	23,360,300	—	—	23,360,300
Health Care	9,605,720	—	—	9,605,720
Industrials	57,526,500	—	—	57,526,500
Information Technology	36,165,061	—	—	36,165,061
Materials	10,607,788	—	—	10,607,788

Total Equity Securities	192,848,161	—	—	192,848,161

Other
Affiliated Money Market Fund(c)	65,525	—	—	65,525
Investments of Cash Collateral Received for Securities on Loan	—	33,024,240	—	33,024,240

Total Other	65,525	33,024,240	—	33,089,765

Total	$192,913,686	$33,024,240	$—	$225,937,926

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Portfolio of Investments
Columbia Variable Portfolio - Emerging Markets Opportunity Fund
(formerly known as Threadneedle Variable Portfolio - Emerging Markets Fund)

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (96.1%)

BERMUDA (0.7%)

China Yurun Food Group Ltd.(a)	2,161,000	$7,242,522

BRAZIL (13.3%)

Anhanguera Educacional Participacoes SA(a)	489,400	11,858,429
Banco Santander Brasil SA, ADR(a)	1,010,250	12,385,665
BM&FBovespa SA(a)	1,527,000	11,083,178
Itaú Unibanco Holding SA, ADR(a)	786,261	18,909,577
Lojas Renner SA(a)	318,500	10,366,637
MRV Engenharia e Participacoes SA(a)	676,100	5,408,303
OGX Petroleo e Gas Participacoes SA(a)(b)	177,000	2,121,637
Petroleo Brasileiro SA, ADR(a)	758,115	30,650,589
Totvs SA(a)	262,500	5,016,384
Vale SA, ADR(a)	1,050,867	35,046,415

Total		142,846,814

CAYMAN ISLANDS (3.8%)

Agile Property Holdings Ltd.(a)(c)	4,268,000	6,720,855
Belle International Holdings Ltd.(a)	4,719,000	8,655,366
Hengan International Group Co., Ltd.(a)	802,500	5,950,930
New Oriental Education & Technology Group, ADR(a)(b)	85,112	8,517,158
Tencent Holdings Ltd.(a)(c)	456,200	11,109,847

Total		40,954,156

CHINA (9.9%)

Agricultural Bank of China Ltd., Series H(a)(b)	7,484,000	4,239,005
Bank of China Ltd., Series H(a)(c)	19,253,599	10,706,680
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., Series H(a)(b)	3,187,000	8,169,746
China Construction Bank Corp., Series H(a)	22,305,460	20,882,046
China National Building Material Co., Ltd., Series H(a)	2,640,000	9,676,711
Dongfeng Motor Group Co., Ltd., Series H(a)	4,860,000	8,267,540
PetroChina Co., Ltd., Series H(a)	5,380,000	8,183,975
Ping An Insurance Group Co., Series H(a)	1,192,000	12,068,490
Yanzhou Coal Mining Co., Ltd., Series H(a)	4,002,000	14,510,252
Zhuzhou CSR Times Electric Co., Ltd., Series H(a)	2,472,000	9,389,209

Total		106,093,654

Issuer	Shares	Value

Common Stocks (continued)

CZECH REPUBLIC (0.5%)

CEZ AS(a)	102,956	$5,261,665

EGYPT (0.4%)

Orascom Construction Industries, GDR(a)(b)(d)	99,323	4,170,573

HONG KONG (2.2%)

CNOOC Ltd.(a)	3,635,000	9,185,727
CNOOC Ltd., ADR(a)	56,079	14,190,230

Total		23,375,957

INDIA (7.2%)

Bharat Heavy Electricals Ltd.(a)	178,598	8,262,444
ICICI Bank Ltd.(a)	530,423	13,250,216
Infosys Technologies Ltd.(a)	130,843	9,500,967
Jain Irrigation Systems Ltd.(a)	623,067	2,498,955
Jaiprakash Associates Ltd.(a)	2,556,018	5,320,177
Larsen & Toubro Ltd.(a)	271,525	10,058,860
Maruti Suzuki India Ltd.(a)	304,708	8,622,866
Reliance Industries Ltd.(a)	340,111	8,008,934
State Bank of India(a)	185,465	11,497,685

Total		77,021,104

INDONESIA (4.1%)

Astra International Tbk PT(a)	705,500	4,614,217
Bank Mandiri Tbk PT(a)	11,490,060	8,968,299
Bank Rakyat Indonesia Persero Tbk PT(a)	11,499,500	7,583,585
Bumi Resources Tbk PT(a)	21,173,500	8,125,351
Indofood CBP Sukses Makmur TbK PT(a)(b)	10,309,500	6,275,244
Semen Gresik Persero Tbk PT(a)	7,901,000	8,251,083

Total		43,817,779

KOREA (14.3%)

Hana Financial Group, Inc.(a)	77,760	3,357,850
Hyundai Department Store Co., Ltd.(a)	75,719	9,795,409
Hyundai Heavy Industries Co., Ltd.(a)	35,303	16,647,805
Hyundai Mobis(a)	58,747	17,515,388
Hyundai Motor Co.(a)	85,970	15,888,469
LG Chem Ltd.(a)	40,871	17,100,869
LG Electronics, Inc.(a)	46,566	4,452,713
POSCO(a)	17,790	8,162,481
Samsung Electronics Co., Ltd.(a)	44,717	37,918,479
Samsung Engineering Co., Ltd.(a)	60,709	11,560,210
Shinhan Financial Group Co., Ltd.(a)	235,050	10,669,589

Total		153,069,262

Issuer	Shares	Value

Common Stocks (continued)

LUXEMBOURG (1.2%)

Evraz Group SA, GDR(a)(b)(d)	231,599	$9,194,480
Ternium SA, ADR(a)	118,439	4,256,698

Total		13,451,178

MALAYSIA (2.3%)

Axiata Group Bhd(a)(b)	5,959,100	9,421,560
CIMB Group Holdings Bhd(a)	1,900,200	5,141,063
Genting Bhd(a)	2,767,100	10,078,427

Total		24,641,050

MEXICO (4.5%)

America Movil SAB de CV, Series L, ADR(a)	318,190	18,486,839
Grupo Financiero Banorte SAB de CV, Series O(a)(c)	1,782,400	8,391,678
Grupo Mexico SAB de CV, Series B(a)	1,595,400	5,982,188
Grupo Televisa SA, ADR(a)(b)	261,433	6,412,952
Wal-Mart de Mexico SAB de CV, Series V(a)	3,090,100	9,274,626

Total		48,548,283

NETHERLANDS (0.2%)

X5 Retail Group NV, GDR(a)(b)(d)	50,384	2,123,686

PHILIPPINES (0.6%)

Ayala Corp.(a)	740,210	6,560,074

RUSSIAN FEDERATION (9.0%)

Gazprom OAO, ADR(a)	730,021	23,612,529
Lukoil OAO, ADR(a)	112,954	8,093,154
Magnit OJSC, GDR(a)(b)(d)	268,835	8,148,389
Mechel, ADR(a)	157,686	4,855,152
MMC Norilsk Nickel OJSC, ADR(a)	166,829	4,379,261
NovaTek OAO, GDR(a)(d)(e)	38,708	5,380,412
Novolipetsk Steel OJSC, GDR(a)(d)	89,294	3,928,936
Rosneft Oil Co.(a)	1,207,109	11,026,941
Rosneft Oil Co., GDR(a)(b)(d)	70,958	648,201
Sberbank of Russian(a)	6,962,368	26,164,579

Total		96,237,554

SOUTH AFRICA (7.6%)

Impala Platinum Holdings Ltd.(a)	343,231	9,931,121
Kumba Iron Ore Ltd.(a)	153,921	10,875,719
Life Healthcare Group Holdings Ltd.(a)	3,906,696	9,176,260
Mr Price Group Ltd.(a)	842,357	7,626,662
MTN Group Ltd.(a)	464,512	9,377,443
Naspers Ltd., Series N(a)	172,100	9,260,074
Sasol Ltd.(a)	145,629	8,427,538

Issuer	Shares	Value

Common Stocks (continued)

SOUTH AFRICA (CONTINUED)

Shoprite Holdings Ltd.(a)	501,826	$7,697,633
Standard Bank Group Ltd.(a)	565,070	8,686,959

Total		81,059,409

TAIWAN (8.6%)

Acer, Inc.(a)	2,383,028	4,864,572
Cathay Financial Holding Co., Ltd.(a)	4,288,000	7,071,410
Delta Electronics, Inc.(a)	2,566,000	10,159,482
Formosa Plastics Corp.(a)	2,432,000	8,551,098
Hon Hai Precision Industry Co., Ltd.(a)	3,932,042	13,758,163
HTC Corp.(a)	182,000	7,108,887
MediaTek, Inc.(a)	279,355	3,209,630
Synnex Technology International Corp.(a)	2,573,909	6,003,678
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	6,538,838	15,668,789
Tripod Technology Corp.(a)	2,411,161	10,616,366
Yuanta Financial Holding Co., Ltd.(a)	6,895,000	4,954,924

Total		91,966,999

THAILAND (2.3%)

Bangkok Bank PCL, NVDR(a)	2,167,532	12,323,693
Siam Commercial Bank PCL(a)	3,402,900	12,146,793

Total		24,470,486

TURKEY (2.2%)

BIM Birlesik Magazalar AS(a)	248,496	8,368,765
Koc Holding AS(a)	1,501,938	6,984,175
Turkiye Garanti Bankasi AS(a)	1,752,786	8,196,052

Total		23,548,992

UNITED KINGDOM (0.6%)

Antofagasta PLC(a)	324,547	7,085,883

UNITED STATES (0.6%)

Southern Copper Corp.	167,491	6,744,862

Total Common Stocks (Cost: $828,544,381)		$1,030,291,942

Preferred Stocks (1.8%)

BRAZIL (1.8%)

Itaú Unibanco Holding SA(a)	619,700	$14,712,015
Petroleo Brasileiro SA, ADR(a)	249,300	4,344,217

Total		19,056,232

Total Preferred Stocks (Cost: $17,320,992)		$19,056,232

	Shares	Value

Money Market Fund (0.6%)
Columbia Short-Term Cash Fund, 0.229%(f)(g)	6,458,064	$6,458,064

Total Money Market Fund (Cost: $6,458,064)		$6,458,064

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (0.7%)

Repurchase Agreements (0.7%)

Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $7,143,698(h)
	0.160%	$7,143,666	$7,143,666

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $7,143,666)			$7,143,666

Total Investments (Cost: $859,467,103)(i)			$1,062,949,904(j)
Other Assets & Liabilities, Net			9,074,785

Net Assets			$1,072,024,689

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at March 31, 2011:

	Percentage of Net
Industry	Assets	Value

Auto Components	1.6%	$17,515,389
Automobiles	3.5	37,393,092
Capital Markets	0.5	4,954,924
Chemicals	2.4	25,651,967
Commercial Banks	20.4	218,213,031
Communications Equipment	0.7	7,108,888
Computers & Peripherals	0.4	4,864,572
Construction & Engineering	2.4	25,789,643
Construction Materials	1.7	17,927,794
Diversified Consumer Services	1.9	20,375,587
Diversified Financial Services	1.6	17,643,251
Electric Utilities	0.5	5,261,665
Electrical Equipment	1.6	17,651,652
Electronic Equipment, Instruments & Components	3.8	40,537,689
Food & Staples Retailing	3.3	35,613,098
Food Products	1.3	13,517,766
Health Care Providers & Services	0.9	9,176,260
Hotels, Restaurants & Leisure	0.9	10,078,427
Household Durables	0.9	9,861,016
Industrial Conglomerates	1.1	12,304,352
Insurance	1.8	19,139,899
Internet Software & Services	1.0	11,109,847
IT Services	0.9	9,500,967
Machinery	2.5	27,316,506
Media	1.5	15,673,025
Metals & Mining	10.3	110,443,197
Multiline Retail	1.9	20,162,046
Oil, Gas & Consumable Fuels	14.6	156,509,688
Personal Products	0.6	5,950,930
Real Estate Management & Development	0.6	6,720,855
Semiconductors & Semiconductor Equipment	5.3	56,796,898
Software	0.5	5,016,384
Specialty Retail	1.5	16,282,027
Wireless Telecommunication Services	3.5	37,285,842
Other(1)	1.3	13,601,730

Total		$1,062,949,904

(1)	Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
(a)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 97.26% of net assets.

(b)	Non-income producing.

(c)	At March 31, 2011, security was partially or fully on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $33,594,677 or 3.13% of net assets.
(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2011 was $5,380,412, representing 0.50% of net assets. Information concerning such security holdings at March 31, 2011 was as follows:

	Acquisition
Security Description	Dates	Cost

NovaTek OAO, GDR	03/17/11 thru 03/18/11	$5,122,347
(f)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(g)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$10,923,710	$89,972,555	$(94,438,201)	$—	$6,458,064	$8,044	$6,458,064
(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$7,286,539

Total Market Value of Collateral Securities	$7,286,539

(i)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $859,467,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$216,697,000
Unrealized Depreciation	(13,214,000)

Net Unrealized Appreciation	$203,483,000

(j)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend
ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-voting Depository Receipt

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$42,563,479	$104,777,130	$—	$147,340,609
Consumer Staples	9,274,626	45,807,168	—	55,081,794
Energy	70,574,985	81,590,486	—	152,165,471
Financials	50,770,098	201,189,847	—	251,959,945
Health Care	—	9,176,260	—	9,176,260
Industrials	—	83,062,153	—	83,062,153
Information Technology	5,016,384	129,918,861	—	134,935,245
Materials	61,264,575	92,758,383	—	154,022,958
Telecommunication Services	18,486,839	18,799,003	—	37,285,842
Utilities	—	5,261,665	—	5,261,665
Preferred Stocks
Energy	4,344,217	—	—	4,344,217
Financials	14,712,015	—	—	14,712,015

Total Equity Securities	277,007,218	772,340,956	—	1,049,348,174

Other
Affiliated Money Market Fund(c)	6,458,064	—	—	6,458,064
Investments of Cash Collateral Received for Securities on Loan	—	7,143,666	—	7,143,666

Total Other	6,458,064	7,143,666	—	13,601,730

Total	$283,465,282	$779,484,622	$—	$1,062,949,904

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Portfolio of Investments
Columbia Variable Portfolio - International Opportunity Fund
(formerly known as Threadneedle Variable Portfolio - International Opportunity Fund)

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (97.3%)

AUSTRALIA (4.4%)

Australia & New Zealand Banking Group Ltd.(a)	201,231	$4,953,333
BHP Billiton Ltd.(a)	106,800	5,126,131
CSL Ltd.(a)	76,636	2,830,282
Macquarie Group Ltd.(a)	74,534	2,817,322
Newcrest Mining Ltd.(a)	112,599	4,638,446
Rio Tinto Ltd.(a)(b)	31,148	2,730,083

Total		23,095,597

BELGIUM (1.0%)

Anheuser-Busch InBev NV(a)	92,867	5,290,107

BERMUDA (2.3%)

China Yurun Food Group Ltd.(a)	688,000	2,305,810
Li & Fung Ltd.(a)	1,160,000	5,932,233
Seadrill Ltd.(a)(b)	106,097	3,836,969

Total		12,075,012

BRAZIL (2.1%)

Itaú Unibanco Holding SA, ADR(a)	165,510	3,980,516
Lojas Renner SA(a)	98,800	3,215,773
MRV Engenharia e Participacoes SA(a)	226,800	1,814,233
Vale SA, ADR(a)	54,125	1,805,069

Total		10,815,591

CANADA (2.1%)

Canadian National Railway Co.(a)	50,800	3,832,924
CGI Group, Inc., Class A(a)(c)	199,800	4,189,720
IESI-BFC Ltd.(a)(b)	113,290	2,879,284

Total		10,901,928

CAYMAN ISLANDS (0.7%)

Tencent Holdings Ltd.(a)	147,400	3,589,635

CHINA (2.1%)

China National Building Material Co., Ltd., Series H(a)	1,196,000	4,383,843
Dongfeng Motor Group Co., Ltd., Series H(a)	750,000	1,275,855
Ping An Insurance Group Co., Series H(a)	226,500	2,293,216
Yanzhou Coal Mining Co., Ltd., Series H(a)(b)	894,000	3,241,420

Total		11,194,334

DENMARK (1.5%)

Novo Nordisk A/S, Series B(a)(b)	60,704	7,626,652

Issuer	Shares	Value

Common Stocks (continued)

FRANCE (7.7%)

Air Liquide SA(a)	29,982	$3,983,907
AXA SA(a)	202,905	4,240,026
BNP Paribas(a)	80,840	5,912,772
Edenred(a)(c)	115,734	3,492,767
Legrand SA(a)	76,634	3,188,119
LVMH Moet Hennessy Louis Vuitton SA(a)	21,934	3,472,178
Publicis Groupe SA(a)	81,765	4,585,844
Safran SA(a)	85,457	3,020,474
Schneider Electric SA(a)	27,039	4,621,350
Societe Generale(a)	61,507	3,996,638

Total		40,514,075

GERMANY (12.2%)

Allianz SE(a)	37,210	5,222,247
BASF SE(a)	70,648	6,110,464
BMW AG(a)	74,273	6,184,005
Deutsche Boerse AG(a)	40,358	3,062,810
E.ON AG(a)	166,020	5,070,358
Fresenius Medical Care AG & Co. KGaA(a)	147,060	9,876,708
Infineon Technologies AG(a)	365,770	3,750,400
Kabel Deutschland Holding AG(a)(c)	73,594	3,900,722
Linde AG(a)	23,068	3,643,519
MAN SE(a)	23,601	2,943,364
Metro AG(a)	43,758	2,989,996
SAP AG(a)	50,591	3,097,334
Siemens AG(a)	58,946	8,078,983

Total		63,930,910

HONG KONG (1.3%)

Hong Kong Exchanges and Clearing Ltd.(a)	177,700	3,855,798
Sun Hung Kai Properties Ltd.(a)	174,000	2,755,469

Total		6,611,267

INDONESIA (1.0%)

Bank Mandiri Tbk PT(a)	6,824,472	5,326,683

ITALY (2.1%)

Fiat Industrial SpA(a)(c)	167,705	2,407,612
Intesa Sanpaolo SpA(a)	1,533,034	4,536,420
Saipem SpA(a)	78,903	4,194,416

Total		11,138,448

JAPAN (16.3%)

Asahi Breweries Ltd.(a)	60,300	1,002,548
Asahi Kasei Corp.(a)	259,000	1,744,380
Asics Corp.(a)(b)	56,000	750,194
Bridgestone Corp.(a)	25,400	531,135

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Canon, Inc.(a)	49,850	$2,144,037
Chiba Bank Ltd. (The)(a)	162,000	908,014
Daiichi Sankyo Co., Ltd.(a)	28,100	542,505
East Japan Railway Co.(a)	29,600	1,643,658
Fanuc Corp.(a)	11,100	1,677,842
Goldcrest Co., Ltd.(a)(b)	31,160	609,973
Hankyu Hanshin Holdings, Inc.(a)(b)	218,000	1,006,106
Hisamitsu Pharmaceutical Co., Inc.(a)	14,300	576,497
Hitachi Ltd.(a)(b)	247,000	1,285,778
Honda Motor Co., Ltd.(a)	97,800	3,633,623
Hoya Corp.(a)(b)	65,200	1,487,927
J Front Retailing Co., Ltd.(a)	224,000	930,926
Jafco Co., Ltd.(a)(b)(c)	15,800	407,362
JFE Holdings, Inc.(a)	37,000	1,083,344
JX Holdings, Inc.(a)	140,500	943,961
Kansai Electric Power Co., Inc. (The)(a)(b)	49,700	1,082,935
Kawasaki Heavy Industries Ltd.(a)(b)	231,000	1,017,476
Kawasaki Kisen Kaisha Ltd.(a)	232,000	857,176
Komatsu Ltd.(a)	61,200	2,076,250
Kyocera Corp.(a)	15,200	1,540,482
Lawson, Inc.(a)	25,300	1,219,460
Makita Corp.(a)	34,800	1,618,782
Mitsubishi Corp.(a)	77,900	2,160,044
Mitsubishi Electric Corp.(a)	159,000	1,871,204
Mitsubishi Estate Co., Ltd.(a)	109,000	1,841,997
Mitsubishi UFJ Financial Group, Inc.(a)(b)	742,000	3,418,885
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)	20,130	807,473
Mitsui Fudosan Co., Ltd.(a)	81,000	1,331,514
Mizuho Financial Group, Inc.(a)(b)	965,400	1,592,998
MS&AD Insurance Group Holdings, Inc.(a)	32,700	746,200
Nintendo Co., Ltd.(a)(b)	3,000	815,730
Nippon Electric Glass Co., Ltd.(a)	40,000	566,895
Nippon Sheet Glass Co., Ltd.(a)(b)	305,000	880,335
Nippon Telegraph & Telephone Corp.(a)	24,500	1,094,291
Nissan Motor Co., Ltd.(a)	189,000	1,678,892
Nomura Holdings, Inc.(a)	206,700	1,068,430
NSK Ltd.(a)	63,000	543,475
NTT DoCoMo, Inc.(a)(b)	1,079	1,883,659
ORIX Corp.(a)(b)	5,850	548,340
Osaka Gas Co., Ltd.(a)(b)	343,000	1,368,448
Santen Pharmaceutical Co., Ltd.(a)	41,100	1,641,523
Sekisui House Ltd.(a)	152,000	1,418,490
Seven & I Holdings Co., Ltd.(a)	56,300	1,434,161
Shin-Etsu Chemical Co., Ltd.(a)(b)	44,500	2,214,781
Shiseido Co., Ltd.(a)(b)	46,900	812,365
Shizuoka Bank Ltd. (The)(a)(b)	52,000	430,238

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

SoftBank Corp.(a)(b)	29,300	$1,167,438
Sony Corp.(a)	53,000	1,690,490
Sumitomo Corp.(a)	127,200	1,817,844
Sumitomo Metal Industries Ltd.(a)(b)	519,000	1,160,227
Sumitomo Metal Mining Co., Ltd.(a)	71,000	1,220,551
Sumitomo Mitsui Financial Group, Inc.(a)	68,800	2,134,541
Suzuki Motor Corp.(a)	32,800	733,101
Takeda Pharmaceutical Co., Ltd.(a)(b)	16,000	746,490
The Dai-ichi Life Insurance Co., Ltd.(a)(b)	490	738,944
Tokio Marine Holdings, Inc.(a)	44,800	1,196,134
Tokyo Electric Power Co., Inc. (The)(a)(b)	32,200	179,472
Tokyo Electron Ltd.(a)	19,200	1,058,563
Tokyo Gas Co., Ltd.(a)	200,000	912,277
Toshiba Corp.(a)	79,000	386,279
Toyota Motor Corp.(a)	92,500	3,670,795
Ushio, Inc.(a)(b)	38,300	749,062
Yamada Denki Co., Ltd.(a)	17,800	1,196,200

Total		85,251,147

KOREA (1.9%)

Hyundai Mobis(a)	14,465	4,312,732
Samsung Electronics Co., Ltd.(a)	6,429	5,451,571

Total		9,764,303

LUXEMBOURG (0.4%)

Evraz Group SA, GDR(a)(c)(d)	59,868	2,376,760

MEXICO (0.5%)

America Movil SAB de CV, Series L, ADR(a)	49,548	2,878,739

NETHERLANDS (2.7%)

ASML Holding NV(a)(c)	80,028	3,527,226
European Aeronautic Defence and Space Co. NV(a)(c)	121,825	3,546,238
ING Groep NV-CVA(a)(c)	547,958	6,935,509

Total		14,008,973

NORWAY (0.8%)

DnB NOR ASA(a)	268,314	4,116,711

SINGAPORE (1.3%)

Oversea-Chinese Banking Corp., Ltd.(a)	706,190	5,366,982
Singapore Airlines Ltd.(a)	146,000	1,583,550

Total		6,950,532

Issuer	Shares	Value

Common Stocks (continued)

SPAIN (4.0%)

Amadeus IT Holding SA, Series A(a)(c)	292,488	$5,595,937
Banco Bilbao Vizcaya Argentaria SA(a)	244,709	2,968,967
Banco Santander SA(a)	386,578	4,488,054
Inditex SA(a)	53,558	4,297,592
Repsol YPF SA(a)	107,066	3,668,166

Total		21,018,716

SWEDEN (1.9%)

Atlas Copco AB, Series A(a)	122,788	3,264,283
Swedish Match AB(a)	197,207	6,558,049

Total		9,822,332

SWITZERLAND (4.8%)

Nestlé SA(a)	162,298	9,303,200
Swatch Group AG (The)(a)	70,569	5,608,641
Syngenta AG(a)	13,452	4,371,717
UBS AG(a)(c)	313,284	5,621,035

Total		24,904,593

TAIWAN (0.7%)

Taiwan Semiconductor Manufacturing Co., Ltd.(a)	1,437,149	3,443,790

TURKEY (0.5%)

Koc Holding AS(a)	409,133	1,902,513
Turkiye Garanti Bankasi AS(a)	212,487	993,592

Total		2,896,105

UNITED KINGDOM (21.0%)

AMEC PLC(a)	164,735	3,152,714
ARM Holdings PLC(a)	336,455	3,103,510
BG Group PLC(a)	463,790	11,539,619
British American Tobacco PLC(a)	135,039	5,420,069
BT Group PLC(a)	1,290,691	3,842,895
Burberry Group PLC(a)	387,494	7,297,790
Cairn Energy PLC(a)(c)	650,629	4,823,116
HSBC Holdings PLC(a)	854,142	8,783,071
IG Group Holdings PLC(a)	496,442	3,636,325
Intercontinental Hotels Group PLC(a)	142,504	2,921,569
Persimmon PLC(a)	459,543	3,280,533
Prudential PLC(a)	418,368	4,741,644
Rio Tinto PLC(a)	170,292	11,962,652
Shire PLC(a)	220,832	6,415,622
Standard Chartered PLC(a)	151,944	3,941,412
Tullow Oil PLC(a)	316,581	7,353,798
Vodafone Group PLC(a)	3,545,008	10,037,376
Weir Group PLC (The)(a)	96,117	2,669,043

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)

Xstrata PLC(a)	209,477	$4,896,144

Total		109,818,902

Total Common Stocks (Cost: $410,754,490)		$509,361,842

Preferred Stocks (0.9%)

GERMANY (0.9%)

Volkswagen AG(a)	30,648	$4,971,059

Total Preferred Stocks (Cost: $2,771,261)		$4,971,059

	Shares	Value

Money Market Fund (0.6%)
Columbia Short-Term Cash Fund, 0.229%(e)(f)	2,960,277	$2,960,277

Total Money Market Fund (Cost: $2,960,277)		$2,960,277

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (7.3%)

Repurchase Agreements (7.3%)

Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11, repurchase price $10,000,064(g)
	0.230%	$10,000,000	$10,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $10,967,882(g)
	0.160%	10,967,833	10,967,833
Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $5,000,039(g)
	0.280%	5,000,000	5,000,000
Pershing LLC
dated 03/31/11, matures 04/01/11, repurchase price $12,000,073(g)
	0.220%	12,000,000	12,000,000

Total			37,967,833

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $37,967,833)			$37,967,833

Total Investments (Cost: $454,453,861)(h)			$555,261,011(i)

Other Assets & Liabilities, Net			(32,015,798)

Net Assets			$523,245,213

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at March 31, 2011:

	Percentage of Net
Industry	Assets	Value

Aerospace & Defense	1.3%	$6,566,711
Airlines	0.3	1,583,551
Auto Components	0.9	4,843,867
Automobiles	4.2	22,147,330
Beverages	1.2	6,292,654
Biotechnology	0.5	2,830,282
Building Products	0.2	880,335
Capital Markets	1.9	9,914,150
Chemicals	4.2	22,068,767
Commercial Banks	13.0	67,849,827
Commercial Services & Supplies	1.2	6,372,051
Computers & Peripherals	0.1	386,279
Construction Materials	0.8	4,383,843
Distributors	1.1	5,932,233
Diversified Financial Services	3.6	18,846,255
Diversified Telecommunication Services	0.9	4,937,186
Electric Utilities	1.2	6,332,766
Electrical Equipment	2.0	10,429,735
Electronic Equipment, Instruments & Components	0.9	4,881,082
Energy Equipment & Services	2.1	11,184,100
Food & Staples Retailing	1.1	5,643,617
Food Products	2.2	11,609,010
Gas Utilities	0.4	2,280,725
Health Care Providers & Services	1.9	9,876,708
Hotels, Restaurants & Leisure	0.6	2,921,569
Household Durables	1.6	8,203,747
Industrial Conglomerates	2.1	10,987,602
Insurance	3.7	19,178,410
Internet Software & Services	0.7	3,589,635
IT Services	1.9	9,785,657
Machinery	3.5	18,218,127
Marine	0.2	857,176
Media	1.6	8,486,566
Metals & Mining	7.1	36,999,405
Multiline Retail	0.8	4,146,699
Office Electronics	0.4	2,144,037
Oil, Gas & Consumable Fuels	6.0	31,570,080
Personal Products	0.2	812,365
Pharmaceuticals	3.4	17,549,289
Real Estate Management & Development	1.2	6,538,954
Road & Rail	1.0	5,476,582
Semiconductors & Semiconductor Equipment	3.9	20,335,060
Software	0.7	3,913,063
Specialty Retail	1.0	5,493,792
Textiles, Apparel & Luxury Goods	3.3	17,128,803
Tobacco	2.3	11,978,118
Trading Companies & Distributors	0.8	3,977,888
Wireless Telecommunication Services	3.1	15,967,213
Other(1)	7.8	40,928,110

Total		$555,261,011

(1)	Cash & Cash Equivalents.
The Industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 98.30% of net assets.

(b)	At March 31, 2011, security was partially or fully on loan.

(c)	Non-income producing.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $2,376,760 or 0.45% of net assets.

(e)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$3,286,537	$48,695,271	$(49,021,531)	$—	$2,960,277	$2,373	$2,960,277

(f)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$1,389
Fannie Mae Interest Strip	540,477
Fannie Mae Pool	4,760,356
Fannie Mae Principal Strip	50,941
Fannie Mae REMICS	158,514
Federal Farm Credit Bank	90,922
Federal Home Loan Banks	134,906
Federal Home Loan Mortgage Corp	79,034
Federal National Mortgage Association	61,819
FHLMC Structured Pass Through Securities	27,682
Freddie Mac Coupon Strips	599
Freddie Mac Gold Pool	674,629
Freddie Mac Non Gold Pool	2,044,067
Freddie Mac REMICS	202,495
Freddie Mac Strips	52,658
Ginnie Mae I Pool	143,064
Ginnie Mae II Pool	435,182
Government National Mortgage Association	168,991
LMA SA & LMA Americas	478
Metlife Short Term Funding	657
Sanofi-Aventis	2,042
Silver Tower US Fund	456
Suncorp-Metway Ltd	1,402
United States Treasury Inflation Indexed Bonds	30,044
United States Treasury Strip Coupon	489,561
United States Treasury Strip Principal	47,636

Total Market Value of Collateral Securities	$10,200,001

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$11,187,190

Total Market Value of Collateral Securities	$11,187,190

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$46,111
Fannie Mae Pool	2,588,750
Fannie Mae Principal Strip	44,321
Fannie Mae Whole Loan	42,136
Federal Farm Credit Bank	530,995
Federal Farm Credit Discount Notes	64,458
Federal Home Loan Bank Discount Notes	238,394
Federal Home Loan Banks	366,061
Federal Home Loan Mortgage Corp	26,254
Federal National Mortgage Association	303,199
FHLMC Structured Pass Through Securities	36,482
Freddie Mac Gold Pool	242,535
Freddie Mac Non Gold Pool	568,546
Government National Mortgage Association	1,758

Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.220%)

Security Description	Value

Fannie Mae Benchmark REMIC	$21,372
Fannie Mae REMICS	3,499,841
Fannie Mae Whole Loan	12,998
Freddie Mac REMICS	5,053,275
Government National Mortgage Association	3,001,703
United States Treasury Bill	650,811

Total Market Value of Collateral Securities	$12,240,000

(h)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $454,454,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$112,110,000
Unrealized Depreciation	(11,303,000)

Net Unrealized Appreciation	$100,807,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$5,030,006	$69,303,541	$—	$74,333,547
Consumer Staples	—	36,335,764	—	36,335,764
Energy	—	42,754,180	—	42,754,180
Financials	3,980,516	118,347,081	—	122,327,597
Health Care	—	30,256,280	—	30,256,280
Industrials	6,712,208	58,637,549	—	65,349,757
Information Technology	4,189,720	40,845,091	—	45,034,811
Materials	1,805,069	61,646,947	—	63,452,016
Telecommunication Services	2,878,739	18,025,660	—	20,904,399
Utilities	—	8,613,491	—	8,613,491
Preferred Stocks
Consumer Discretionary	—	4,971,059	—	4,971,059

Total Equity Securities	24,596,258	489,736,643	—	514,332,901

Other
Affiliated Money Market Fund(c)	2,960,277	—	—	2,960,277
Investments of Cash Collateral Received for Securities on Loan	—	37,967,833	—	37,967,833

Total Other	2,960,277	37,967,833	—	40,928,110

Total	$27,556,535	$527,704,476	$—	$555,261,011

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Portfolio of Investments
Variable Portfolio – Davis New York Venture Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (96.5%)

CONSUMER DISCRETIONARY (5.3%)

Automobiles (1.6%)

Harley-Davidson, Inc.(a)	511,705	$21,742,346

Household Durables (0.2%)

Hunter Douglas NV(b)	49,010	2,498,019

Internet & Catalog Retail (0.7%)

Expedia, Inc.(a)	189,430	4,292,484
Liberty Media Corp. - Interactive, Class A(c)	344,488	5,525,587

Total		9,818,071

Media (0.6%)

Grupo Televisa SA, ADR(a)(b)(c)	132,930	3,260,773
Liberty Media Corp. - Starz, Series A(c)	27,602	2,141,915
Walt Disney Co. (The)	54,350	2,341,942

Total		7,744,630

Specialty Retail (2.2%)

Bed Bath & Beyond, Inc.(c)	470,080	22,690,761
CarMax, Inc.(a)(c)	236,986	7,607,251

Total		30,298,012

TOTAL CONSUMER DISCRECTIONARY		72,101,078

CONSUMER STAPLES (15.7%)

Beverages (3.8%)

Coca-Cola Co. (The)	265,690	17,628,532
Diageo PLC, ADR(a)(b)	222,190	16,935,322
Heineken Holding NV(b)	355,503	17,089,528

Total		51,653,382

Food & Staples Retailing (8.7%)

Costco Wholesale Corp.	923,100	67,681,692
CVS Caremark Corp.	1,445,018	49,593,018

Total		117,274,710

Food Products (1.2%)

Kraft Foods, Inc., Class A(a)	305,900	9,593,024
Nestlé SA(b)	25,920	1,485,779
Unilever NV(a)(b)	178,700	5,604,032

Total		16,682,835

Household Products (0.5%)

Procter & Gamble Co. (The)	118,470	7,297,752

Personal Products (0.2%)

Natura Cosmeticos SA(b)	76,800	2,163,373

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Tobacco (1.3%)

Philip Morris International, Inc.	257,529	$16,901,628

TOTAL CONSUMER STAPLES		211,973,680

ENERGY (17.4%)

Energy Equipment & Services (1.2%)

Schlumberger Ltd.(b)	32,400	3,021,624
Transocean Ltd.(b)(c)	165,265	12,882,407

Total		15,904,031

Oil, Gas & Consumable Fuels (16.2%)

Canadian Natural Resources Ltd.(b)	957,660	47,337,134
China Coal Energy Co., Ltd., Series H(b)	7,677,900	10,435,673
Devon Energy Corp.(a)	514,210	47,189,052
EOG Resources, Inc.	495,160	58,681,411
Occidental Petroleum Corp.	445,840	46,585,822
OGX Petroleo e Gas Participacoes SA(b)(c)	713,100	8,547,678

Total		218,776,770

TOTAL ENERGY		234,680,801

FINANCIALS (26.7%)

Capital Markets (5.9%)

Bank of New York Mellon Corp. (The)(a)	1,388,161	41,464,369
Charles Schwab Corp. (The)	43,900	791,517
GAM Holding AG(b)(c)	273,040	5,187,314
Goldman Sachs Group, Inc. (The)	46,960	7,441,751
Julius Baer Group Ltd.(b)	583,950	25,341,587

Total		80,226,538

Commercial Banks (4.7%)

Wells Fargo & Co.	2,009,470	63,700,199

Consumer Finance (4.4%)

American Express Co.	1,328,956	60,068,811

Diversified Financial Services (0.1%)

JPMorgan Chase & Co.	32,320	1,489,952

Insurance (9.9%)

ACE Ltd.(b)	105,760	6,842,672
AON Corp.(a)	37,470	1,984,411
Berkshire Hathaway, Inc., Class B(c)	233,746	19,548,178
Everest Re Group Ltd.(b)	18,690	1,648,084
Fairfax Financial Holdings Ltd.(b)	15,000	5,656,725
Fairfax Financial Holdings Ltd.(b)	5,780	2,185,013

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (cont.)

Loews Corp.	1,047,670	$45,144,100
Markel Corp.(a)(c)	4,097	1,698,002
Progressive Corp. (The)	1,661,721	35,112,165
Transatlantic Holdings, Inc.	274,495	13,359,671

Total		133,179,021

Real Estate Management & Development (1.7%)

Brookfield Asset Management, Inc., Class A(b)	336,540	10,924,088
Hang Lung Group Ltd.(a)(b)	1,895,000	11,744,412

Total		22,668,500

TOTAL FINANCIALS		361,333,021

HEALTH CARE (12.3%)

Health Care Equipment & Supplies (1.7%)

Baxter International, Inc.	170,500	9,167,785
Becton Dickinson and Co.	177,070	14,098,313

Total		23,266,098

Health Care Providers & Services (1.8%)

Express Scripts, Inc.(c)	438,565	24,388,600

Life Sciences Tools & Services (1.1%)

Agilent Technologies, Inc.(c)	310,247	13,892,861

Pharmaceuticals (7.7%)

Johnson & Johnson	564,880	33,469,140
Merck & Co., Inc.	1,088,991	35,947,593
Pfizer, Inc.	1,157,510	23,509,028
Roche Holding AG(b)	79,400	11,341,622

Total		104,267,383

TOTAL HEALTH CARE		165,814,942

INDUSTRIALS (5.8%)

Aerospace & Defense (0.8%)

Lockheed Martin Corp.(a)	128,390	10,322,556

Commercial Services & Supplies (2.0%)

Iron Mountain, Inc.(a)	882,343	27,555,572

Industrial Conglomerates (0.3%)

Tyco International Ltd.(b)	72,312	3,237,408

Marine (1.2%)

China Shipping Development Co., Ltd., Series H(b)	3,324,000	3,731,123

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Marine (cont.)

Kuehne & Nagel International AG(a)(b)	89,333	$12,497,867

Total		16,228,990

Transportation Infrastructure (1.5%)

China Merchants Holdings International Co., Ltd.(b)	4,596,273	19,385,580
LLX Logistica SA(b)(c)	157,200	483,352
PortX Operacoes Portuarias SA(b)(c)	157,200	369,735

Total		20,238,667

TOTAL INDUSTRIALS		77,583,193

INFORMATION TECHNOLOGY (5.1%)

Computers & Peripherals (0.8%)

Hewlett-Packard Co.	241,810	9,906,956

Internet Software & Services (1.0%)

Google, Inc., Class A(c)	23,245	13,626,451

IT Services (0.3%)

Visa, Inc., Class A	57,580	4,239,039

Semiconductors & Semiconductor Equipment (1.7%)

Texas Instruments, Inc.(a)	666,905	23,048,237

Software (1.3%)

Activision Blizzard, Inc.(a)	624,130	6,846,706
Microsoft Corp.	419,682	10,643,136

Total		17,489,842

TOTAL INFORMATION TECHNOLOGY		68,310,525

MATERIALS (7.9%)

Chemicals (2.2%)

Air Products & Chemicals, Inc.	71,470	6,445,165
Monsanto Co.	214,000	15,463,640
Potash Corp. of Saskatchewan, Inc.(b)	88,398	5,209,294
Praxair, Inc.(a)	24,100	2,448,560

Total		29,566,659

Construction Materials (0.6%)

Martin Marietta Materials, Inc.(a)	42,960	3,852,223
Vulcan Materials Co.(a)	86,740	3,955,344

Total		7,807,567

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Containers & Packaging (2.2%)

Sealed Air Corp.(a)	1,140,846	$30,414,955

Metals & Mining (1.4%)

BHP Billiton PLC(b)	237,980	9,391,476
Rio Tinto PLC(b)	129,459	9,094,220

Total		18,485,696

Paper & Forest Products (1.5%)

Sino-Forest Corp.(a)(b)(c)	769,620	20,083,946
Sino-Forest Corp.(b)(c)(d)	34,500	900,310

Total		20,984,256

TOTAL MATERIALS		107,259,133

TELECOMMUNICATION SERVICES (0.3%)

Wireless Telecommunication Services (0.3%)

America Movil SAB de CV, Series L, ADR(a)(b)	75,150	4,366,215

TOTAL TELECOMMUNICATION SERVICES		4,366,215

Total Common Stocks (Cost: $990,109,851)		$1,303,422,588

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds (0.1%)

PAPER (0.1%)

Sino-Forest Corp.(b)(d)(e)
08/01/13	5.000%	$1,340,000	$1,884,361

Total Convertible Bonds (Cost: $1,340,000)			$1,884,361

	Shares	Value

Money Market Fund (3.7%)
Columbia Short-Term Cash Fund, 0.229%(f)(g)	49,333,606	$49,333,606

Total Money Market Fund (Cost: $49,333,606)		$49,333,606

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (13.5%)

Asset-Backed Commercial Paper (1.5%)

Macquarie Bank Ltd.
05/09/11	0.395%	$1,998,047	$1,998,047
05/10/11	0.395%	1,998,025	1,998,025

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Asset-Backed Commercial Paper (continued)

Rhein-Main Securitisation Ltd.
04/12/11	0.551%	$5,991,750	$5,991,750
Royal Park Investments Funding Corp.
06/17/11	0.601%	9,984,667	9,984,667

Total			19,972,489

Certificates of Deposit (9.6%)

Australia and New Zealand Bank Group, Ltd.
06/30/11	0.400%	5,000,000	5,000,000
Bank of Nova Scotia
05/12/11	0.220%	5,000,000	5,000,000
Barclays Bank PLC
06/15/11	0.400%	12,000,000	12,000,000
Canadian Imperial Bank
04/07/11	0.240%	5,000,000	5,000,000
Clydesdale Bank PLC
04/21/11	0.400%	5,000,000	5,000,000
Credit Agricole
04/21/11	0.400%	5,000,123	5,000,123
Credit Suisse
04/15/11	0.240%	5,000,000	5,000,000
DZ Bank AG
05/09/11	0.350%	3,000,000	3,000,000
Deutsche Bank AG
07/08/11	0.320%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
05/17/11	0.400%	2,000,000	2,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04/04/11	0.380%	7,000,000	7,000,000
KBC Bank NV
04/25/11	0.450%	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/23/11	0.345%	5,000,000	5,000,000
06/08/11	0.340%	3,000,000	3,000,000
N.V. Bank Nederlandse Gemeenten
04/27/11	0.380%	10,000,000	10,000,000
Natixis
05/09/11	0.503%	7,000,000	7,000,000
Norinchukin Bank
04/06/11	0.350%	3,000,000	3,000,000
Pohjola Bank PLC
06/16/11	0.460%	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	10,000,000	10,000,000
Sumitomo Trust & Banking Co., Ltd.
05/25/11	0.370%	4,995,431	4,995,431
Union Bank of Switzerland
04/18/11	0.333%	5,000,000	5,000,000
Westpac Banking Corp.
05/09/11	0.230%	8,000,000	8,000,000

Total			129,995,554

Commercial Paper (0.3%)

ASB Finance Ltd.
05/03/11	0.391%	3,992,460	3,992,460

Other Short-Term Obligations (0.4%)
Goldman Sachs Group, Inc. (The)
04/20/11	0.270%	6,000,000	6,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (1.7%)

Barclays Capital, Inc.(h)
dated 10/13/10, matures 04/15/11,
repurchase price $10,001,125
	0.270%	$10,000,000	$10,000,000
dated 11/04/10, matures 04/15/11,
repurchase price $8,000,900
	0.270%	8,000,000	8,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11,
repurchase price $5,087,308(h)
	0.160%	5,087,285	5,087,285

Total			23,087,285

Total Investments of Cash Collateral Received for
Securities on Loan
(Cost: $183,047,788)			$183,047,788

Total Investments
(Cost: $1,223,831,245)			$1,537,688,343(i)
Other Assets & Liabilities, Net			(186,398,816)

Net Assets			$1,351,289,527

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
(a)	At March 31, 2011, security was partially or fully on loan.

(b)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 22.41% of net assets.

(c)	Non-income producing.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $2,784,671 or 0.21% of net assets.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2011 was $1,884,361, representing 0.14% of net assets. Information concerning such security holdings at March 31, 2011 was as follows:

	Acquisition
Security Description	Dates	Cost
Sino-Forest Corp.
5.000% 2013	07/17/2008	$1,340,000
(f)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$57,156,554	$117,975,917	$(125,798,865)	$—	$49,333,606	$24,622	$49,333,606
(g)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$662,593
Arabella Ltd	941,989
BP Capital Markets PLC	341,468
BPCE	1,333,282
Dexia Delaware LLC	1,525,876
Electricite De France	1,199,440
European Investment Bank	951,599
Nationwide Building	652,047
Skandin Ens Banken AG	1,159,327
Societe Generale	1,732,379

Total Market Value of Collateral Securities	$10,500,000

Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$530,075
Arabella Ltd	753,591
BP Capital Markets PLC	273,175
BPCE	1,066,625
Dexia Delaware LLC	1,220,701
Electricite De France	959,551
European Investment Bank	761,279
Nationwide Building	521,638
Skandin Ens Banken AG	927,461
Societe Generale	1,385,904

Total Market Value of Collateral Securities	$8,400,000

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$5,189,031

Total Market Value of Collateral Securities	$5,189,031

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$69,603,059	$2,498,019	$—	$72,101,078
Consumer Staples	193,398,373	18,575,307	—	211,973,680
Energy	224,245,128	10,435,673	—	234,680,801
Financials	319,059,708	42,273,313	—	361,333,021
Health Care	154,473,320	11,341,622	—	165,814,942
Industrials	41,968,623	35,614,570	—	77,583,193
Information Technology	68,310,525	—	—	68,310,525
Materials	88,773,437	18,485,696	—	107,259,133
Telecommunication Services	4,366,215	—	—	4,366,215

Total Equity Securities	1,164,198,388	139,224,200	—	1,303,422,588

Bonds
Convertible Bonds	—	1,884,361	—	1,884,361

Total Bonds	—	1,884,361	—	1,884,361

Other
Affiliated Money Market Fund(c)	49,333,606	—	—	49,333,606
Investments of Cash Collateral Received for Securities on Loan	—	183,047,788	—	183,047,788

Total Other	49,333,606	183,047,788	—	232,381,394

Total	$1,213,531,994	$324,156,349	$—	$1,537,688,343

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Portfolio of Investments
Variable Portfolio – Goldman Sachs Mid Cap Value Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (97.4%)

CONSUMER DISCRETIONARY (13.2%)

Auto Components (2.6%)

Lear Corp.	321,470	$15,710,239
TRW Automotive Holdings Corp.(a)	160,036	8,814,783

Total		24,525,022

Hotels, Restaurants & Leisure (1.7%)

Royal Caribbean Cruises Ltd.(a)(b)	188,713	7,786,299
Wyndham Worldwide Corp.	247,735	7,880,450

Total		15,666,749

Household Durables (2.3%)

Mohawk Industries, Inc.(a)	75,790	4,634,559
Newell Rubbermaid, Inc.	587,980	11,248,057
NVR, Inc.(a)	8,429	6,372,324

Total		22,254,940

Internet & Catalog Retail (1.4%)

Liberty Media Corp. – Interactive, Class A(a)	830,531	13,321,717

Leisure Equipment & Products (1.0%)

Hasbro, Inc.	210,006	9,836,681

Media (4.2%)

CBS Corp., Class B Non Voting	333,461	8,349,863
DISH Network Corp., Class A(a)	615,436	14,992,021
Liberty Global, Inc., Class A(a)	223,999	9,275,798
Scripps Networks Interactive, Inc., Class A	155,041	7,766,004

Total		40,383,686

TOTAL CONSUMER DISCRECTIONARY		125,988,795

CONSUMER STAPLES (4.6%)

Beverages (0.5%)

Hansen Natural Corp.(a)	75,453	4,544,534

Food Products (3.1%)

ConAgra Foods, Inc.	377,551	8,966,836
HJ Heinz Co.	78,531	3,833,884
JM Smucker Co. (The)	241,595	17,247,467

Total		30,048,187

Household Products (1.0%)

Energizer Holdings, Inc.(a)	135,554	9,646,023

TOTAL CONSUMER STAPLES		44,238,744

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (11.8%)

Energy Equipment & Services (2.9%)

Cameron International Corp.(a)	206,083	$11,767,339
Helmerich & Payne, Inc.	67,508	4,637,125
Oil States International, Inc.(a)	145,938	11,111,719

Total		27,516,183

Oil, Gas & Consumable Fuels (8.9%)

Alpha Natural Resources, Inc.(a)	177,941	10,564,357
Consol Energy, Inc.	88,866	4,765,884
Forest Oil Corp.(a)	371,357	14,048,435
Frontier Oil Corp.	311,524	9,133,884
Newfield Exploration Co.(a)	387,594	29,461,020
Pioneer Natural Resources Co.	85,633	8,727,715
QEP Resources, Inc.	203,905	8,266,309

Total		84,967,604

TOTAL ENERGY		112,483,787

FINANCIALS (27.6%)

Capital Markets (2.9%)

Invesco Ltd.(b)	396,088	10,124,009
Janus Capital Group, Inc.	500,169	6,237,107
Legg Mason, Inc.	322,273	11,630,833

Total		27,991,949

Commercial Banks (4.7%)

CIT Group, Inc.(a)	210,786	8,968,944
Fifth Third Bancorp	884,518	12,277,110
First Republic Bank(a)	72,323	2,235,504
M&T Bank Corp.	114,334	10,115,129
SunTrust Banks, Inc.	402,549	11,609,513

Total		45,206,200

Consumer Finance (1.5%)

SLM Corp.(a)	932,124	14,261,497

Diversified Financial Services (0.9%)

NASDAQ OMX Group, Inc. (The)(a)	350,166	9,048,290

Insurance (10.8%)

Everest Re Group Ltd.(b)	173,879	15,332,650
Genworth Financial, Inc., Class A(a)	740,116	9,961,961
Hartford Financial Services Group, Inc.	397,800	10,712,754
Lincoln National Corp.	239,789	7,203,262
Marsh & McLennan Companies, Inc.	191,141	5,697,913
PartnerRe Ltd.(b)	19,092	1,512,850
Principal Financial Group, Inc.	595,820	19,131,780
Unum Group	359,180	9,428,475
WR Berkley Corp.	374,899	12,075,497
XL Group PLC(b)	490,581	12,068,293

Total		103,125,435

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Real Estate Investment Trusts (REITs) (6.8%)

Alexandria Real Estate Equities, Inc.	60,290	$4,700,811
AvalonBay Communities, Inc.	60,065	7,212,605
Camden Property Trust	97,616	5,546,541
Douglas Emmett, Inc.	135,513	2,540,869
Essex Property Trust, Inc.	23,653	2,932,972
Host Hotels & Resorts, Inc.	526,134	9,265,220
Kimco Realty Corp.	494,352	9,066,416
MFA Financial, Inc.	979,548	8,032,294
Tanger Factory Outlet Centers	249,378	6,543,679
Ventas, Inc.	164,861	8,951,952

Total		64,793,359

TOTAL FINANCIALS		264,426,730

HEALTH CARE (6.4%)

Biotechnology (0.8%)

Biogen Idec, Inc.(a)	99,816	7,325,496

Health Care Equipment & Supplies (3.4%)

Boston Scientific Corp.(a)	1,644,688	11,825,307
Hologic, Inc.(a)	409,527	9,091,499
Kinetic Concepts, Inc.(a)	206,025	11,211,881

Total		32,128,687

Health Care Providers & Services (1.4%)

Aetna, Inc.	244,439	9,149,351
Patterson Companies, Inc.	141,436	4,552,825

Total		13,702,176

Pharmaceuticals (0.8%)

Warner Chilcott PLC, Class A(b)	346,907	8,075,995

TOTAL HEALTH CARE		61,232,354

INDUSTRIALS (10.0%)

Aerospace & Defense (2.2%)

BE Aerospace, Inc.(a)	192,876	6,852,884
Spirit Aerosystems Holdings, Inc., Class A(a)	152,989	3,927,228
Textron, Inc.	372,487	10,202,419

Total		20,982,531

Airlines (0.6%)

JetBlue Airways Corp.(a)	888,817	5,572,883

Building Products (1.2%)

Masco Corp.	788,845	10,980,722

Commercial Services & Supplies (0.7%)

Republic Services, Inc.	234,686	7,049,967

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Electrical Equipment (1.2%)

Cooper Industries PLC(b)	112,593	$7,307,286
GrafTech International Ltd.(a)	223,747	4,615,900

Total		11,923,186

Machinery (2.8%)

Eaton Corp.	88,847	4,925,678
Parker Hannifin Corp.	107,438	10,172,230
Pentair, Inc.	312,167	11,796,791

Total		26,894,699

Road & Rail (1.3%)

Kansas City Southern(a)	138,927	7,564,575
Ryder System, Inc.	95,396	4,827,038

Total		12,391,613

TOTAL INDUSTRIALS		95,795,601

INFORMATION TECHNOLOGY (6.6%)

Communications Equipment (1.1%)

Brocade Communications Systems, Inc.(a)	924,400	5,685,060
Polycom, Inc.(a)	98,761	5,120,758

Total		10,805,818

Electronic Equipment, Instruments & Components (1.4%)

Amphenol Corp., Class A	247,737	13,474,415

Semiconductors & Semiconductor Equipment (2.0%)

Maxim Integrated Products, Inc.	44,008	1,126,605
ON Semiconductor Corp.(a)	852,679	8,415,942
Xilinx, Inc.	285,035	9,349,148

Total		18,891,695

Software (2.1%)

BMC Software, Inc.(a)	139,374	6,932,463
Check Point Software Technologies Ltd.(a)(b)	102,393	5,227,163
Electronic Arts, Inc.(a)	167,918	3,279,438
Quest Software, Inc.(a)	181,919	4,618,923

Total		20,057,987

TOTAL INFORMATION TECHNOLOGY		63,229,915

MATERIALS (4.5%)

Chemicals (2.1%)

Albemarle Corp.	36,572	2,185,908
Cytec Industries, Inc.	125,185	6,806,309
Huntsman Corp.	613,872	10,669,095

Total		19,661,312

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Containers & Packaging (0.9%)

Owens-Illinois, Inc.(a)	132,839	$4,010,409
Temple-Inland, Inc.	217,322	5,085,335

Total		9,095,744

Metals & Mining (1.5%)

Cliffs Natural Resources, Inc.	59,925	5,889,429
Stillwater Mining Co.(a)	231,400	5,306,002
Thompson Creek Metals Co., Inc.(a)(b)	253,820	3,182,903

Total		14,378,334

TOTAL MATERIALS		43,135,390

TELECOMMUNICATION SERVICES (3.2%)

Diversified Telecommunication Services (1.3%)

CenturyLink, Inc.	297,179	12,347,787

Wireless Telecommunication Services (1.9%)

Clearwire Corp., Class A(a)	714,851	3,996,017
Sprint Nextel Corp.(a)	3,062,475	14,209,884

Total		18,205,901

TOTAL TELECOMMUNICATION SERVICES		30,553,688

UTILITIES (9.5%)

Electric Utilities (4.8%)

DPL, Inc.	99,013	2,713,946
Edison International	110,498	4,043,122
Northeast Utilities	285,121	9,865,187
NV Energy, Inc.	495,913	7,384,145
Pinnacle West Capital Corp.	144,905	6,200,485
PPL Corp.	461,408	11,673,622
Westar Energy, Inc.	169,918	4,489,233

Total		46,369,740

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)

Multi-Utilities (4.7%)

CMS Energy Corp.	510,562	$10,027,438
SCANA Corp.	251,177	9,888,839
Sempra Energy	172,602	9,234,207
Xcel Energy, Inc.	642,497	15,349,253

Total		44,499,737

TOTAL UTILITIES		90,869,477

Total Common Stocks (Cost: $801,948,445)		$931,954,481

Limited Partnerships (0.5%)

FINANCIALS (0.5%)

Capital Markets (0.5%)

Lazard Ltd., Class A(b)(c)	124,198	$5,164,153

TOTAL FINANCIALS		5,164,153

Total Limited Partnerships (Cost: $3,998,817)		$5,164,153

	Shares	Value

Money Market Fund (2.5%)

Columbia Short-Term Cash Fund, 0.229%(d)(e)	23,372,535	$23,372,535

Total Money Market Fund (Cost: $23,372,535)		$23,372,535

Total Investments (Cost: $829,319,797)		$960,491,169(f)
Other Assets & Liabilities, Net		(3,568,941)

Net Assets		$956,922,228

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 7.92% of net assets.

(c)	The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At March 31, 2011, there was no capital committed to the LLC or LP for future investment.

(d)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(e)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/
			Proceeds from	Realized		Dividends or
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Interest Income	Value

Columbia Short-Term Cash Fund	$26,542,170	$78,287,600	$(81,457,235)	$—	$23,372,535	$7,499	$23,372,535

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$125,988,795	$—	$—	$125,988,795
Consumer Staples	44,238,744	—	—	44,238,744
Energy	112,483,787	—	—	112,483,787
Financials	264,426,730	—	—	264,426,730
Health Care	61,232,354	—	—	61,232,354
Industrials	95,795,601	—	—	95,795,601
Information Technology	63,229,915	—	—	63,229,915
Materials	43,135,390	—	—	43,135,390
Telecommunication Services	30,553,688	—	—	30,553,688
Utilities	90,869,477	—	—	90,869,477

Total Equity Securities	931,954,481	—	—	931,954,481

Other
Limited Partnerships	5,164,153	—	—	5,164,153
Affiliated Money Market Fund(c)	23,372,535	—	—	23,372,535

Total Other	28,536,688	—	—	28,536,688

Total	$960,491,169	$—	$—	$960,491,169

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Portfolio of Investments
Variable Portfolio — Partners Small Cap Value Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (91.6%)

CONSUMER DISCRETIONARY (15.8%)

Auto Components (2.6%)

American Axle & Manufacturing Holdings, Inc.(a)(b)	864,000	$10,877,760
Cooper Tire & Rubber Co.(a)	248,200	6,391,150
Dana Holding Corp.(a)(b)	668,058	11,617,529
Exide Technologies(a)(b)	85,830	959,579
Gentex Corp.	331,800	10,036,950

Total		39,882,968

Distributors (—%)

Audiovox Corp., Class A(a)(b)	40,000	320,000

Diversified Consumer Services (0.9%)

Mac-Gray Corp.(a)	350,840	5,659,049
Regis Corp.(a)	478,430	8,487,348

Total		14,146,397

Hotels, Restaurants & Leisure (1.7%)

Bob Evans Farms, Inc.(a)	295,500	9,633,300
Cracker Barrel Old Country Store, Inc.(a)	52,653	2,587,369
Frisch’s Restaurants, Inc.(a)	43,925	933,406
International Speedway Corp., Class A(a)	87,910	2,619,718
Monarch Casino & Resort, Inc.(a)(b)	165,060	1,716,624
Papa John’s International, Inc.(a)(b)	101,289	3,207,823
Pinnacle Entertainment, Inc.(b)	115,770	1,576,787
Ruby Tuesday, Inc.(b)	116,690	1,529,806
Vail Resorts, Inc.(a)(b)	30,130	1,469,139

Total		25,273,972

Household Durables (1.4%)

American Greetings Corp., Class A(a)	75,460	1,780,856
Beazer Homes USA, Inc.(a)(b)	203,190	928,578
Ryland Group, Inc.(a)	29,760	473,184
Tupperware Brands Corp.	113,450	6,774,100
Whirlpool Corp.(a)	124,200	10,601,712

Total		20,558,430

Leisure Equipment & Products (0.6%)

Brunswick Corp.(a)	376,200	9,566,766
Head NV(b)(c)	70,030	41,318

Total		9,608,084

Media (1.5%)

Ascent Media Corp., Class A(a)(b)	46,880	2,290,088
John Wiley & Sons, Inc., Class A(a)	88,100	4,479,004
Madison Square Garden, Inc., Class A(b)	282,890	7,635,201
Valassis Communications, Inc.(a)(b)	306,000	8,916,840

Total		23,321,133

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Multiline Retail (2.0%)

Big Lots, Inc.(b)	190,810	$8,286,878
Dillard’s, Inc., Class A(a)	403,190	16,175,983
Fred’s, Inc., Class A(a)	434,940	5,793,401
Saks, Inc.(a)(b)	65,090	736,168

Total		30,992,430

Specialty Retail (4.5%)

Aaron’s, Inc.(a)	195,949	4,969,267
Ascena Retail Group, Inc.(a)(b)	242,629	7,863,606
Brown Shoe Co., Inc.(a)	121,520	1,484,974
Cabela’s, Inc.(a)(b)	433,100	10,831,831
Collective Brands, Inc.(b)	33,040	713,003
Finish Line, Inc., Class A (The)(a)	326,000	6,471,100
Men’s Wearhouse, Inc. (The)(a)	475,250	12,860,265
OfficeMax, Inc.(a)(b)	277,510	3,590,979
PEP Boys — Manny, Moe & Jack(a)	271,100	3,445,681
Rent-A-Center, Inc.(a)	279,751	9,766,108
Select Comfort Corp.(b)	157,150	1,895,229
Stage Stores, Inc.(a)	273,470	5,256,093

Total		69,148,136

Textiles, Apparel & Luxury Goods (0.6%)

Columbia Sportswear Co.(a)	77,600	4,610,992
Skechers U.S.A., Inc., Class A(b)	62,260	1,278,820
True Religion Apparel, Inc.(a)(b)	99,880	2,344,184

Total		8,233,996

TOTAL CONSUMER DISCRECTIONARY		241,485,546

CONSUMER STAPLES (3.1%)

Food & Staples Retailing (1.5%)

BJ’s Wholesale Club, Inc.(b)	71,010	3,466,708
Pricesmart, Inc.(a)	34,570	1,266,645
Ruddick Corp.(a)	315,153	12,161,754
Village Super Market, Inc., Class A(a)	137,330	3,996,303
Winn-Dixie Stores, Inc.(a)(b)	361,820	2,583,395

Total		23,474,805

Food Products (1.3%)

Fresh Del Monte Produce, Inc.(a)(c)	60,470	1,578,872
Hain Celestial Group, Inc. (The)(a)(b)	58,360	1,883,861
Harbinger Group, Inc.(a)(b)	355,450	1,851,894
Industrias Bachoco SAB de CV, ADR(c)	137,728	3,819,197
J&J Snack Foods Corp.(a)	75,243	3,541,688
Lancaster Colony Corp.(a)	60,456	3,663,634
Seneca Foods Corp., Class A(a)(b)	96,070	2,869,611

Total		19,208,757

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Personal Products (0.1%)

Elizabeth Arden, Inc.(a)(b)	55,520	$1,666,155

Tobacco (0.2%)

Alliance One International, Inc.(a)(b)	179,684	722,330
Universal Corp.(a)	41,090	1,789,058

Total		2,511,388

TOTAL CONSUMER STAPLES		46,861,105

ENERGY (5.7%)

Energy Equipment & Services (1.3%)

Bristow Group, Inc.(a)(b)	35,330	1,671,109
Complete Production Services, Inc.(a)(b)	56,700	1,803,627
Helix Energy Solutions Group, Inc.(a)(b)	102,990	1,771,428
Key Energy Services, Inc.(a)(b)	85,150	1,324,083
Matrix Service Co.(b)	113,500	1,577,650
Parker Drilling Co.(a)(b)	682,652	4,717,125
Tetra Technologies, Inc.(b)	202,310	3,115,574
Tidewater, Inc.	81,200	4,859,820

Total		20,840,416

Oil, Gas & Consumable Fuels (4.4%)

Berry Petroleum Co., Class A(a)	99,330	5,011,199
Bill Barrett Corp.(b)	17,830	711,595
Contango Oil & Gas Co.(a)(b)	22,640	1,431,754
Endeavour International Corp.(b)	66,650	846,455
Energy Partners Ltd.(b)	199,500	3,591,000
Evolution Petroleum Corp.(a)(b)	473,093	3,690,125
Gastar Exploration Ltd.(b)(c)	305,220	1,483,369
Goodrich Petroleum Corp.(b)	31,040	689,709
Holly Corp.(a)	46,600	2,831,416
International Coal Group, Inc.(a)(b)	162,050	1,831,165
Miller Petroleum, Inc.(a)(b)	227,830	1,139,150
Overseas Shipholding Group, Inc.	298,635	9,598,129
Patriot Coal Corp.(b)	54,770	1,414,709
Penn Virginia Corp.(a)	398,070	6,751,267
Petroquest Energy, Inc.(a)(b)	156,400	1,463,904
Rosetta Resources, Inc.(b)	35,640	1,694,326
SM Energy Co.	80,400	5,964,876
Stone Energy Corp.(b)	46,160	1,540,359
Swift Energy Co.(b)	35,980	1,535,626
Teekay Tankers Ltd., Class A(a)(c)	206,800	2,163,128
Tesoro Corp.(a)(b)	282,000	7,566,060
USEC, Inc.(a)(b)	228,400	1,004,960
W&T Offshore, Inc.(a)	66,880	1,524,195

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels (cont.)

World Fuel Services Corp.(a)	36,890	$1,498,103

Total		66,976,579

TOTAL ENERGY		87,816,995

FINANCIALS (19.4%)

Capital Markets (1.5%)

American Capital Ltd.(a)(b)	176,910	1,751,409
Capital Southwest Corp.(a)	13,630	1,247,554
Federated Investors, Inc., Class B(a)	135,280	3,618,740
Janus Capital Group, Inc.(a)	511,300	6,375,911
Knight Capital Group, Inc., Class A(b)	208,630	2,795,642
Medallion Financial Corp.(a)	263,928	2,319,927
Oppenheimer Holdings, Inc., Class A(a)	95,002	3,183,517
Piper Jaffray Companies, Inc.(a)(b)	32,330	1,339,432

Total		22,632,132

Commercial Banks (4.7%)

Bank of the Ozarks, Inc.(a)	43,250	1,890,457
Banner Corp.	935,500	2,217,135
Cathay General Bancorp	73,890	1,259,825
Community Bank System, Inc.(a)	164,620	3,995,327
CVB Financial Corp.(a)	189,310	1,762,476
First Citizens BancShares Inc., Class A	23,425	4,698,586
First Financial Bancorp(a)	78,150	1,304,324
FirstMerit Corp.(a)	69,840	1,191,470
Fulton Financial Corp.(a)	457,600	5,083,936
Iberiabank Corp.(a)	22,870	1,375,173
Independent Bank Corp.(a)	52,540	1,419,105
International Bancshares Corp.	82,610	1,515,067
National Penn Bancshares, Inc.	137,400	1,063,476
NBT Bancorp, Inc.(a)	67,590	1,540,376
Old National Bancorp(a)	48,900	524,208
Park National Corp.(a)	22,095	1,476,388
PrivateBancorp, Inc.(a)	100,040	1,529,612
Prosperity Bancshares, Inc.(a)	229,040	9,796,041
Susquehanna Bancshares, Inc.(a)	180,650	1,689,078
SVB Financial Group(a)(b)	27,520	1,566,714
Synovus Financial Corp.(a)	3,557,300	8,537,520
Trustmark Corp.(a)	179,050	4,193,351
UMB Financial Corp.(a)	19,320	721,699
Westamerica Bancorporation(a)	90,000	4,623,300
Wintrust Financial Corp.(a)	195,630	7,189,402

Total		72,164,046

Consumer Finance (0.6%)

Cash America International, Inc.(a)	188,346	8,673,333

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (6.9%)

Alterra Capital Holdings Ltd.(a)(c)	424,608	$9,485,743
American Equity Investment Life Holding Co.(a)	562,800	7,383,936
American National Insurance Co.(a)	56,426	4,467,246
Amtrust Financial Services, Inc.(a)	76,435	1,457,616
Argo Group International Holdings Ltd.(c)	40,580	1,340,763
Delphi Financial Group, Inc., Class A(a)	59,220	1,818,646
Endurance Specialty Holdings Ltd.(c)	90,500	4,418,210
Enstar Group Ltd.(b)(c)	11,730	1,171,592
First American Financial Corp.(a)	94,420	1,557,930
Flagstone Reinsurance Holdings SA(a)(c)	290,621	2,618,495
FPIC Insurance Group, Inc.(a)(b)	78,350	2,969,465
Hilltop Holdings, Inc.(a)(b)	203,310	2,041,232
Horace Mann Educators Corp.	83,960	1,410,528
Infinity Property & Casualty Corp.(a)	25,500	1,516,995
Montpelier Re Holdings Ltd.(c)	718,290	12,692,184
National Financial Partners Corp.(a)(b)	105,520	1,556,420
Navigators Group, Inc.(The)(a)(b)	53,826	2,772,039
Platinum Underwriters Holdings Ltd.(c)	330,750	12,598,268
Primerica, Inc.(a)	61,610	1,571,671
ProAssurance Corp.(a)(b)	31,410	1,990,452
Protective Life Corp.	160,300	4,255,965
RLI Corp.(a)	26,870	1,549,056
Selective Insurance Group, Inc.(a)	87,790	1,518,767
StanCorp Financial Group, Inc.(a)	75,000	3,459,000
Torchmark Corp.	137,300	9,127,704
Tower Group, Inc.	59,430	1,428,103
Unitrin, Inc.	94,300	2,911,984
White Mountains Insurance Group Ltd.(a)(c)	12,302	4,480,388

Total		105,570,398

Real Estate Investment Trusts (REITs) (3.7%)

American Campus Communities, Inc.(a)	85,300	2,814,900
BioMed Realty Trust, Inc.(a)	168,000	3,195,360
Brandywine Realty Trust(a)	385,200	4,676,328
CBL & Associates Properties, Inc.(a)	97,390	1,696,534
DCT Industrial Trust, Inc.(a)	285,490	1,584,469
Entertainment Properties Trust(a)	26,930	1,260,863
Equity Lifestyle Properties, Inc.(a)	62,000	3,574,300
Extra Space Storage, Inc.(a)	93,070	1,927,480
First Industrial Realty Trust, Inc.(a)(b)	139,060	1,653,423
First Potomac Realty Trust(a)	201,400	3,172,050
Franklin Street Properties Corp.(a)	88,950	1,251,526
Glimcher Realty Trust(a)	199,990	1,849,907
Government Properties Income Trust(a)	139,100	3,736,226
Gyrodyne Co. of America, Inc.(a)(b)	11,957	878,840

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Real Estate Investment Trusts (REITs) (cont.)

Healthcare Realty Trust, Inc.	57,980	$1,316,146
Highwoods Properties, Inc.(a)	42,730	1,495,977
Home Properties, Inc.(a)	22,620	1,333,449
iStar Financial, Inc.(b)	146,130	1,341,473
LTC Properties, Inc.(a)	67,200	1,904,448
Mack-Cali Realty Corp.	91,800	3,112,020
Medical Properties Trust, Inc.(a)	119,480	1,382,384
MFA Financial, Inc.	687,905	5,640,821
Omega Healthcare Investors, Inc.	69,170	1,545,258
Sovran Self Storage, Inc.(a)	28,120	1,112,146
Strategic Hotels & Resorts, Inc.(b)	177,510	1,144,940
Two Harbors Investment Corp.(a)	102,080	1,068,778
U-Store-It Trust(a)	147,640	1,553,173

Total		57,223,219

Real Estate Management & Development (0.9%)

Avatar Holdings, Inc.(b)	85,920	1,700,357
MI Developments, Inc., Class A(c)	420,000	12,171,600

Total		13,871,957

Thrifts & Mortgage Finance (1.1%)

Astoria Financial Corp.(a)	398,300	5,723,571
Brookline Bancorp, Inc.(a)	126,540	1,332,466
Dime Community Bancshares(a)	212,880	3,142,109
NewAlliance Bancshares, Inc.	110,080	1,633,587
Northwest Bancshares, Inc.	118,920	1,491,257
PMI Group, Inc.(The)(a)(b)	458,050	1,236,735
Provident Financial Services, Inc.(a)	105,100	1,555,480
Radian Group, Inc.(a)	154,050	1,049,081

Total		17,164,286

TOTAL FINANCIALS		297,299,371

HEALTH CARE (4.8%)

Health Care Equipment & Supplies (2.2%)

Cooper Companies, Inc. (The)	90,500	6,285,225
Haemonetics Corp.(a)(b)	42,610	2,792,659
ICU Medical, Inc.(a)(b)	138,430	6,060,465
Immucor, Inc.(a)(b)	162,560	3,215,437
Invacare Corp.(a)	57,300	1,783,176
Meridian Bioscience, Inc.(a)	183,000	4,390,170
STERIS Corp.(a)	260,470	8,996,634

Total		33,523,766

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Providers & Services (2.3%)

AMERIGROUP Corp.(a)(b)	27,840	$1,788,720
Centene Corp.(b)	51,340	1,693,193
Chemed Corp.(a)	60,580	4,035,234
Ensign Group, Inc. (The)(a)	118,120	3,771,571
Healthsouth Corp.(a)(b)	409,400	10,226,812
Healthspring, Inc.(b)	43,140	1,612,142
National Healthcare Corp.(a)	36,830	1,712,227
Owens & Minor, Inc.(a)	235,660	7,654,237
PSS World Medical, Inc.(a)(b)	53,050	1,440,307
Skilled Healthcare Group, Inc., Class A(a)(b)	99,440	1,430,942

Total		35,365,385

Pharmaceuticals (0.3%)

Medicis Pharmaceutical Corp., Class A	97,500	3,123,900
Viropharma, Inc.(a)(b)	77,850	1,549,215

Total		4,673,115

TOTAL HEALTH CARE		73,562,266

INDUSTRIALS (16.9%)

Aerospace & Defense (0.8%)

Ceradyne, Inc.(a)(b)	36,620	1,650,829
Cubic Corp.	35,500	2,041,250
Curtiss-Wright Corp.(a)	113,920	4,003,149
Kratos Defense & Security Solutions, Inc.(a)(b)	88,990	1,267,218
Moog, Inc., Class A(a)(b)	35,300	1,620,623
Teledyne Technologies, Inc.(a)(b)	26,160	1,352,734

Total		11,935,803

Airlines (2.3%)

Air France-KLM, ADR(a)(b)(c)	147,650	2,460,587
AirTran Holdings, Inc.(b)	1,443,300	10,752,585
Alaska Air Group, Inc.(b)	25,000	1,585,500
Allegiant Travel Co.	40,340	1,767,295
JetBlue Airways Corp.(a)(b)	3,054,732	19,153,170

Total		35,719,137

Building Products (1.5%)

Ameron International Corp.(a)	21,130	1,474,663
AO Smith Corp.	125,250	5,553,585
Gibraltar Industries, Inc.(a)(b)	321,163	3,831,474
Simpson Manufacturing Co., Inc.(a)	276,300	8,139,798
Trex Co., Inc.(a)(b)	130,900	4,269,958

Total		23,269,478

Commercial Services & Supplies (4.8%)

ABM Industries, Inc.(a)	51,380	1,304,538
APAC Customer Services, Inc.(a)(b)	293,020	1,761,050
Brink’s Co.(The)	411,787	13,634,268
Copart, Inc.(a)(b)	89,450	3,875,868

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Commercial Services & Supplies (cont.)

Ennis, Inc.(a)	164,900	$2,808,247
G&K Services, Inc., Class A(a)	97,420	3,239,215
Geo Group, Inc. (The)(a)(b)	406,750	10,429,070
Herman Miller, Inc.(a)	303,800	8,351,462
McGrath Rentcorp(a)	53,035	1,446,264
Metalico, Inc.(a)(b)	236,290	1,469,724
Mine Safety Appliances Co.(a)	43,300	1,587,811
Mobile Mini, Inc.(a)(b)	460,000	11,049,200
Standard Parking Corp.(a)(b)	101,300	1,799,088
Steelcase, Inc., Class A(a)	123,670	1,407,365
Unifirst Corp.(a)	135,056	7,159,319
United Stationers, Inc.	24,210	1,720,120

Total		73,042,609

Construction & Engineering (1.2%)

Comfort Systems USA, Inc.(a)	412,118	5,798,500
Insituform Technologies, Inc., Class A(a)(b)	321,400	8,597,450
MasTec, Inc.(b)	53,180	1,106,144
Sterling Construction Co., Inc.(b)	24,550	414,404
Tutor Perini Corp.(a)	105,930	2,580,455

Total		18,496,953

Electrical Equipment (1.6%)

Belden, Inc.(a)	104,700	3,931,485
Brady Corp., Class A	48,530	1,732,036
EnerSys(b)	49,000	1,947,750
Franklin Electric Co., Inc.(a)	128,044	5,915,633
Regal-Beloit Corp.(a)	137,200	10,129,476

Total		23,656,380

Machinery (2.6%)

Astec Industries, Inc.(a)(b)	40,730	1,518,822
Chart Industries, Inc.(a)(b)	42,160	2,320,486
Mueller Industries, Inc.(a)	59,610	2,182,918
Oshkosh Corp.(b)	202,100	7,150,298
Robbins & Myers, Inc.	36,370	1,672,656
Tecumseh Products Co., Class B(b)	29,977	279,386
Terex Corp.(a)(b)	386,900	14,330,776
Toro Co.(The)	70,050	4,638,711
Trimas Corp.(b)	83,140	1,787,510
Wabash National Corp.(a)(b)	124,720	1,444,258
Watts Water Technologies, Inc., Class A(a)	41,730	1,593,669

Total		38,919,490

Professional Services (1.6%)

CDI Corp.(a)	76,000	1,124,040
Dolan Media Co. (The)(a)(b)	176,090	2,137,733
Insperity, Inc.(a)	258,160	7,842,901

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Professional Services (cont.)

Kelly Services, Inc., Class A(b)	70,640	$1,533,594
Korn/Ferry International(a)(b)	521,570	11,615,364
On Assignment, Inc.(a)(b)	80,200	758,692

Total		25,012,324

Trading Companies & Distributors (0.5%)

GATX Corp.(a)	113,150	4,374,379
RSC Holdings, Inc.(b)	126,120	1,813,605
TAL International Group, Inc.(a)	42,440	1,539,299

Total		7,727,283

TOTAL INDUSTRIALS		257,779,457

INFORMATION TECHNOLOGY (15.1%)

Communications Equipment (0.7%)

Arris Group, Inc.(b)	121,100	1,542,814
Emulex Corp.(a)(b)	58,650	625,796
Harmonic, Inc.(a)(b)	113,260	1,062,379
Ituran Location and Control Ltd.(a)(c)	98,114	1,471,710
Plantronics, Inc.	116,245	4,256,892
Powerwave Technologies, Inc.(b)	372,540	1,680,155

Total		10,639,746

Computers & Peripherals (0.6%)

Diebold, Inc.(a)	177,500	6,294,150
Silicon Graphis International Corp.(a)(b)	97,970	2,096,558

Total		8,390,708

Electronic Equipment, Instruments & Components (7.6%)

Anixter International, Inc.(a)	21,630	1,511,721
Celestica, Inc.(b)(c)	1,190,717	12,764,486
Cognex Corp.(a)	406,200	11,475,150
CTS Corp.(a)	248,200	2,680,560
Electro Rent Corp.(a)	190,810	3,278,116
FARO Technologies, Inc.(a)(b)	123,000	4,920,000
Ingram Micro, Inc., Class A(b)	273,419	5,750,002
Insight Enterprises, Inc.(b)	75,010	1,277,420
Littelfuse, Inc.(a)	204,300	11,665,530
Mercury Computer Systems, Inc.(a)(b)	297,400	6,292,984
Park Electrochemical Corp.(a)	361,042	11,643,604
Plexus Corp.(a)(b)	316,400	11,092,984
Rofin-Sinar Technologies, Inc.(a)(b)	48,580	1,918,910
Sanmina-SCI Corp.(a)(b)	854,583	9,579,875
Scansource, Inc.(b)	45,160	1,715,628
SYNNEX Corp.(a)(b)	39,820	1,303,309
Vishay Intertechnology, Inc.(a)(b)	878,700	15,588,138
Vishay Precision Group, Inc.(a)(b)	82,964	1,300,046

Total		115,758,463

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Internet Software & Services (0.2%)

Internap Network Services Corp.(b)	188,240	$1,236,737
j2 Global Communications, Inc.(a)(b)	74,470	2,197,610

Total		3,434,347

IT Services (2.7%)

CACI International, Inc., Class A(b)	29,920	1,834,694
Cardtronics, Inc.(a)(b)	77,920	1,585,672
Computer Services, Inc.	43,960	1,183,623
CSG Systems International, Inc.(b)	69,800	1,391,812
DST Systems, Inc.	134,410	7,099,536
Mantech International Corp., Class A(a)(b)	112,170	4,756,008
MAXIMUS, Inc.(a)	196,500	15,949,905
NeuStar, Inc., Class A(a)(b)	173,000	4,425,340
SRA International, Inc., Class A(b)	68,330	1,937,839
Wright Express Corp.(a)(b)	28,600	1,482,624

Total		41,647,053

Semiconductors & Semiconductor Equipment (2.4%)

Axcelis Technologies, Inc.(a)(b)	625,000	1,656,250
Brooks Automation, Inc.(a)(b)	896,300	12,306,199
Ceva, Inc.(b)	44,660	1,193,762
Micron Technology, Inc.(a)(b)	1,000,000	11,460,000
Photronics, Inc.(b)	131,014	1,175,195
Semiconductor Manufacturing International Corp., ADR(a)(b)(c)	2,516,906	9,564,243

Total		37,355,649

Software (0.9%)

Blackbaud, Inc.(a)	203,750	5,550,150
Mentor Graphics Corp.(b)	603,600	8,830,668

Total		14,380,818

TOTAL INFORMATION TECHNOLOGY		231,606,784

MATERIALS (5.5%)

Chemicals (3.0%)

Arch Chemicals, Inc.(a)	116,290	4,836,501
Cabot Corp.	121,500	5,624,235
Georgia Gulf Corp.(b)	41,080	1,519,960
HB Fuller Co.	74,560	1,601,549
Innophos Holdings, Inc.(a)	133,420	6,151,996
Minerals Technologies, Inc.	28,630	1,961,728
OM Group, Inc.(b)	42,100	1,538,334
PolyOne Corp.(a)	1,187,620	16,876,080
Sensient Technologies Corp.(a)	53,500	1,917,440
Stepan Co.(a)	46,430	3,366,175

Total		45,393,998

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Containers & Packaging (0.8%)

AptarGroup, Inc.(a)	92,025	$4,613,213
Boise, Inc.(a)	193,580	1,773,193
Temple-Inland, Inc.	242,500	5,674,500

Total		12,060,906

Metals & Mining (0.8%)

Coeur d’Alene Mines Corp.(a)(b)	55,140	1,917,769
Hecla Mining Co.(b)	169,070	1,535,156
Molycorp, Inc.(a)(b)	19,110	1,146,982
Schnitzer Steel Industries, Inc., Class A(a)	65,500	4,258,155
Silvercorp Metals, Inc.(c)	204,000	2,972,280
Thompson Creek Metals Co., Inc.(b)(c)	92,440	1,159,198

Total		12,989,540

Paper & Forest Products (0.9%)

Buckeye Technologies, Inc.	51,470	1,401,528
Louisiana-Pacific Corp.(a)(b)	1,112,270	11,678,835

Total		13,080,363

TOTAL MATERIALS		83,524,807

TELECOMMUNICATION SERVICES (0.3%)

Diversified Telecommunication Services (0.2%)

Atlantic Tele-Network, Inc.(a)	58,200	2,164,458

Wireless Telecommunication Services (0.1%)

NTELOS Holdings Corp.(a)	99,920	1,839,527

TOTAL TELECOMMUNICATION SERVICES		4,003,985

UTILITIES (5.0%)

Electric Utilities (2.7%)

Cleco Corp.	24,460	838,734
El Paso Electric Co.(a)(b)	55,750	1,694,800
IDACORP, Inc.(a)	225,300	8,583,930
Pinnacle West Capital Corp.	51,632	2,209,333
PNM Resources, Inc.(a)	811,160	12,102,507
Portland General Electric Co.(a)	252,730	6,007,392
UIL Holdings Corp.(a)	187,752	5,730,191
Unisource Energy Corp.(a)	117,130	4,231,907

Total		41,398,794

Gas Utilities (0.7%)

Laclede Group, Inc. (The)(a)	45,260	1,724,406
South Jersey Industries, Inc.(a)	154,360	8,639,529

Total		10,363,935

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)

Independent Power Producers & Energy Traders (0.4%)

GenOn Energy, Inc.(b)	1,867,900	$7,116,699

Multi-Utilities (1.1%)

Avista Corp.(a)	582,490	13,472,994
Black Hills Corp.(a)	52,280	1,748,243
NorthWestern Corp.	66,550	2,016,465

Total		17,237,702

Water Utilities (0.1%)

SJW Corp.(a)	37,356	864,791

TOTAL UTILITIES		76,981,921

Total Common Stocks (Cost: $1,044,095,238)		$1,400,922,237

	Shares	Value

Money Market Fund (8.7%)
Columbia Short-Term Cash Fund, 0.229%(d)(e)	133,388,885	$133,388,885

Total Money Market Fund (Cost: $133,388,885)		$133,388,885

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (26.2%)

Asset-Backed Commercial Paper (2.0%)

Antalis US Funding Corp.
04/08/11	0.260%	$14,999,133	$14,999,133
Ebbets Funding LLC
04/12/11	0.480%	4,997,867	4,997,867
Rhein-Main Securitisation Ltd.
04/12/11	0.551%	4,993,125	4,993,125
Royal Park Investments Funding Corp.
06/17/11	0.601%	4,992,333	4,992,333

Total			29,982,458

Certificates of Deposit (15.5%)

Australia and New Zealand Bank Group, Ltd.
06/30/11	0.400%	5,000,000	5,000,000
Bank of Nova Scotia
05/12/11	0.220%	10,000,000	10,000,000
Barclays Bank PLC
06/15/11	0.400%	4,000,000	4,000,000
Canadian Imperial Bank
04/07/11	0.240%	8,000,000	8,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

Clydesdale Bank PLC
04/21/11	0.400%	$5,000,000	$5,000,000
Credit Agricole
04/21/11	0.400%	10,000,247	10,000,247
Credit Industrial et Commercial
05/23/11	0.400%	15,000,000	15,000,000
Credit Suisse
04/15/11	0.240%	10,000,000	10,000,000
DZ Bank AG
05/09/11	0.350%	3,000,000	3,000,000
Deutsche Bank AG
07/08/11	0.320%	15,000,000	15,000,000
Development Bank of Singapore Ltd.
05/09/11	0.400%	5,000,000	5,000,000
05/17/11	0.400%	7,500,000	7,500,000
Erste Bank der Oesterreichische
04/15/11	0.370%	10,000,000	10,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04/04/11	0.380%	1,500,000	1,500,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
06/27/11	0.380%	5,000,000	5,000,000
KBC Bank NV
04/25/11	0.450%	7,000,000	7,000,000
Landesbank Hessen Thuringen
04/11/11	0.300%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/18/11	0.350%	4,995,677	4,995,677
06/08/11	0.340%	3,000,000	3,000,000
N.V. Bank Nederlandse Gemeenten
04/27/11	0.380%	5,000,000	5,000,000
Natixis
05/09/11	0.503%	15,000,000	15,000,000
Norinchukin Bank
04/06/11	0.350%	10,000,000	10,000,000
Rabobank Group
04/27/11	0.298%	4,000,000	4,000,000
Societe Generale
07/01/11	0.363%	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
04/21/11	0.510%	7,000,000	7,000,000
05/25/11	0.370%	3,996,345	3,996,345
Swedbank AB
04/05/11	0.170%	10,000,000	10,000,000
Union Bank of Switzerland
04/18/11	0.334%	10,000,000	10,000,000
08/15/11	0.355%	4,000,000	4,000,000
United Overseas Bank Ltd.
05/23/11	0.400%	2,000,000	2,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

Westpac Banking Corp.
05/09/11	0.230%	$12,000,000	$12,000,000

Total			236,992,269

Commercial Paper (1.7%)

ASB Finance Ltd.
05/03/11	0.391%	4,990,575	4,990,575
Macquarie Bank Ltd.
06/30/11	0.400%	9,989,778	9,989,778
Suncorp Metway Ltd.
04/28/11	0.300%	9,997,083	9,997,083

Total			24,977,436

Other Short-Term Obligations (0.5%)

Goldman Sachs Group, Inc. (The)
04/14/11	0.270%	3,000,000	3,000,000
04/20/11	0.270%	5,000,000	5,000,000

Total			8,000,000

Repurchase Agreements (6.5%)

Barclays Capital, Inc.
dated 10/13/10, matures 04/15/11, repurchase price $15,001,688(f)
	0.270%	15,000,000	15,000,000
Citigroup Global Markets, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $5,000,018(f)
	0.130%	5,000,000	5,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $10,857,744(f)
	0.160%	10,857,696	10,857,696
MF Global Holdings Ltd.
dated 03/31/11, matures 04/01/11, repurchase price $10,000,081(f)
	0.290%	10,000,000	10,000,000
Merrill Lynch Pierce Fenner & Smith, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $11,000,055(f)
	0.180%	11,000,000	11,000,000
Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $15,000,117(f)
	0.280%	15,000,000	15,000,000
Natixis Financial Products, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $5,000,018(f)
	0.130%	5,000,000	5,000,000
Nomura Securities
dated 03/31/10, matures 04/01/11, repurchase price $18,000,120(f)
	0.240%	18,000,000	18,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Pershing LLC dated 03/31/11, matures 04/01/11, repurchase price $10,000,061(f)
	0.220%	$10,000,000	$10,000,000

Total			99,857,696

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $399,809,859)			$399,809,859

Total Investments
(Cost: $1,577,293,982)			$1,934,120,981(g)
Other Assets & Liabilities, Net			(405,755,776)

Net Assets			$1,528,365,205

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	At March 31, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 6.57% of net assets.
(d)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends or
			Proceeds from			Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Realized Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$127,055,056	$78,192,750	$(71,858,921)	$—	$133,388,885	$67,568	$133,388,885

(e)	The rate shown is the seven-day current annualized yield at March 31, 2011.
(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$993,890
Arabella Ltd	1,412,983
BP Capital Markets PLC	512,202
BPCE	1,999,923
Dexia Delaware LLC	2,288,814
Electricite De France	1,799,160
European Investment Bank	1,427,398
Nationwide Building	978,071
Skandin Ens Banken AG	1,738,990
Societe Generale	2,598,569

Total Market Value of Collateral Securities	$15,750,000

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value

Fannie Mae Benchmark REMIC	$22,065
Fannie Mae REMICS	1,631,922
Fannie Mae Whole Loan	38,035
Fannie Mae-Aces	10,257
Freddie Mac Reference REMIC	152,925
Freddie Mac REMICS	2,492,892
Government National Mortgage Association	751,904

Total Market Value of Collateral Securities	$5,100,000

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$11,074,849

Total Market Value of Collateral Securities	$11,074,849

MF Global Holdings Ltd. (0.290%)

Security Description	Value

Fannie Mae REMICS	$219,666
Freddie Mac Gold Pool	6,389,592
Freddie Mac REMICS	141,484
Ginnie Mae I Pool	636,847
Ginnie Mae II Pool	2,632,939
Government National Mortgage Association	179,527

Total Market Value of Collateral Securities	$10,200,055

Merrill Lynch Pierce Fenner & Smith, Inc. (0.180%)

Security Description	Value

Fannie Mae REMICS	$3,197,261
Freddie Mac REMICS	2,387,421
Government National Mortgage Association	5,635,318

Total Market Value of Collateral Securities	$11,220,000

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$138,334
Fannie Mae Pool	7,766,249
Fannie Mae Principal Strip	132,966
Fannie Mae Whole Loan	126,408
Federal Farm Credit Bank	1,592,984
Federal Farm Credit Discount Notes	193,375
Federal Home Loan Bank Discount Notes	715,181
Federal Home Loan Banks	1,098,182
Federal Home Loan Mortgage Corp	78,763
Federal National Mortgage Association	909,596
FHLMC Structured Pass Through Securities	109,445
Freddie Mac Gold Pool	727,607
Freddie Mac Non Gold Pool	1,705,637
Government National Mortgage Association	5,273

Total Market Value of Collateral Securities	$15,300,000

Natixis Financial Products, Inc. (0.130%)

Security Description	Value

Fannie Mae Interest Strip	$99,519
Fannie Mae Pool	69,943
Fannie Mae REMICS	2,610,342
Freddie Mac REMICS	1,485,720
Government National Mortgage Association	189,219
United States Treasury Note/Bond	645,276

Total Market Value of Collateral Securities	$5,100,019

Nomura Securities (0.240%)

Security Description	Value

Fannie Mae Pool	$13,370,663
Freddie Mac Gold Pool	4,989,337

Total Market Value of Collateral Securities	$18,360,000

Pershing LLC (0.220%)

Security Description	Value

Fannie Mae Benchmark REMIC	$17,810
Fannie Mae REMICS	2,916,534
Fannie Mae Whole Loan	10,831
Freddie Mac REMICS	4,211,063
Government National Mortgage Association	2,501,419
United States Treasury Bill	542,343

Total Market Value of Collateral Securities	$10,200,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$241,485,546	$—	$—	$241,485,546
Consumer Staples	46,861,105	—	—	46,861,105
Energy	87,816,995	—	—	87,816,995
Financials	297,299,371	—	—	297,299,371
Health Care	73,562,266	—	—	73,562,266
Industrials	257,779,457	—	—	257,779,457
Information Technology	231,606,784	—	—	231,606,784
Materials	83,524,807	—	—	83,524,807
Telecommunication Services	4,003,985	—	—	4,003,985
Utilities	76,981,921	—	—	76,981,921

Total Equity Securities	1,400,922,237	—	—	1,400,922,237

Other
Affiliated Money Market Fund(c)	133,388,885	—	—	133,388,885
Investments of Cash Collateral Received for Securities on Loan	—	399,809,859	—	399,809,859

Total Other	133,388,885	399,809,859	—	533,198,744

Total	$1,534,311,122	$399,809,859	$—	$1,934,120,981

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Portfolio of Investments
Columbia Variable Portfolio - Limited Duration Credit Fund
(formerly known as RiverSource Variable Portfolio - Limited Duration Bond Fund)

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (97.2%)

Banking (7.7%)

ANZ National International Ltd.
Bank Guaranteed(a)(b)
08/10/15	3.125%	$10,360,000	$10,267,945
American Express Credit Corp.
Senior Unsecured
08/25/14	5.125%	7,000,000	7,550,886
BB&T Corp.
Senior Unsecured
03/15/16	3.200%	7,810,000	7,756,540
BNP Paribas
Bank Guaranteed(b)(c)
02/23/16	3.600%	7,815,000	7,828,254
Bank of America Corp.
Senior Unsecured(c)
03/17/16	3.625%	18,100,000	17,845,116
Citigroup, Inc.
Senior Unsecured
10/15/14	5.500%	15,400,000	16,610,440
Fifth Third Bancorp
Senior Unsecured(c)
01/25/16	3.625%	7,825,000	7,818,106
Goldman Sachs Group, Inc. (The)
Senior Unsecured(c)
02/07/16	3.625%	24,250,000	24,020,862
HSBC Bank PLC
Senior Notes(a)(b)
06/28/15	3.500%	6,080,000	6,157,288
JPMorgan Chase & Co.
Senior Unsecured(c)
03/01/16	3.450%	36,650,000	36,519,123
KeyCorp
Senior Unsecured(c)
08/13/15	3.750%	7,800,000	7,854,140
Morgan Stanley
Senior Unsecured(c)
11/02/15	3.450%	19,630,000	19,296,035
Santander U.S. Debt SA Unipersonal
Bank Guaranteed(a)(b)
10/07/15	3.781%	15,200,000	14,606,262
Wells Fargo & Co.
Senior Unsecured(c)
04/15/15	3.625%	7,500,000	7,730,647

Total			191,861,644

Chemicals (2.5%)

Dow Chemical Co. (The)
Senior Unsecured(c)
02/15/15	5.900%	43,387,000	48,088,372
Lyondell Chemical Co.
Senior Secured(a)(c)
11/01/17	8.000%	13,410,000	14,818,050

Total			62,906,422

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Construction Machinery (1.0%)

Case New Holland, Inc.
09/01/13	7.750%	$14,635,000	$15,933,856
Manitowoc Co., Inc. (The)(c)
11/01/13	7.125%	7,830,000	7,918,088

Total			23,851,944

Consumer Products (1.0%)

Clorox Co.
Senior Unsecured
10/15/17	5.950%	12,500,000	13,920,250
Fortune Brands, Inc.
Senior Unsecured
06/15/14	6.375%	10,684,000	11,716,950

Total			25,637,200

Electric (20.3%)

Appalachian Power Co.
Senior Unsecured(c)
05/24/15	3.400%	15,360,000	15,581,593
Arizona Public Service Co.
Senior Unsecured
10/15/11	6.375%	4,500,000	4,630,873
06/30/14	5.800%	6,750,000	7,402,509
05/15/15	4.650%	16,255,000	17,071,879
Arizona Public Service Co.(c)
Senior Unsecured
08/01/16	6.250%	5,000,000	5,641,155
Baltimore Gas & Electric Co.
Senior Unsecured(c)
07/01/13	6.125%	7,385,000	8,098,819
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	5,000,000	5,018,750
12/15/15	6.875%	19,299,000	21,191,016
CenterPoint Energy Houston Electric LLC
03/01/14	7.000%	17,950,000	20,355,903
Cleveland Electric Illuminating Co. (The)
Senior Unsecured
12/15/13	5.650%	19,408,000	21,014,400
Consumers Energy Co.
1st Mortgage
02/15/14	6.000%	4,700,000	5,218,598
03/15/15	5.000%	15,201,000	16,577,375
08/15/16	5.500%	3,930,000	4,386,045
DTE Energy Co.
Senior Unsecured
06/01/16	6.350%	5,479,000	6,159,684

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

DTE Energy Co.(c)
Senior Unsecured
05/15/14	7.625%	$39,395,000	$45,258,946
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	7,564,000	8,471,892
08/01/33	5.250%	29,463,000	31,843,345
Duke Energy Corp.
Senior Unsecured(c)
02/01/14	6.300%	38,089,000	42,458,989
Indiana Michigan Power Co.
Senior Unsecured
11/01/12	6.375%	850,000	905,141
11/15/14	5.050%	6,257,000	6,624,261
Metropolitan Edison Co.
Senior Unsecured
03/15/13	4.950%	2,331,000	2,443,005
04/01/14	4.875%	1,000,000	1,042,137
Midamerican Energy Holdings Co.
Senior Unsecured
02/15/14	5.000%	4,881,000	5,242,243
Nevada Power Co.
01/15/15	5.875%	38,824,000	43,190,069
03/15/16	5.950%	1,685,000	1,881,356
Ohio Edison Co.
Senior Unsecured(c)
05/01/15	5.450%	16,432,000	17,714,830
Ohio Power Co.
Senior Unsecured
09/01/13	5.750%	330,000	359,282
01/15/14	4.850%	4,135,000	4,413,483
Oncor Electric Delivery Co. LLC
Senior Secured
01/15/15	6.375%	36,811,000	41,311,476
PacifiCorp
1st Mortgage
09/15/13	5.450%	1,945,000	2,126,000
Progress Energy, Inc.
Senior Unsecured
03/15/14	6.050%	22,956,000	25,385,296
Progress Energy, Inc.(c)
Senior Unsecured
01/15/16	5.625%	10,000,000	11,098,240
Sierra Pacific Power Co.
05/15/16	6.000%	7,390,000	8,328,138
TransAlta Corp.
Senior Unsecured(b)(c)
01/15/15	4.750%	45,715,000	48,389,824

Total			506,836,552

Entertainment (0.6%)

Time Warner, Inc.(c)
07/15/15	3.150%	15,595,000	15,771,913

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Environmental (0.3%)

Waste Management, Inc.
03/11/15	6.375%	$6,011,000	$6,812,350

Food and Beverage (7.2%)

Anheuser-Busch InBev Worldwide, Inc.(b)
01/15/14	7.200%	26,326,000	29,908,100
Bacardi Ltd.(a)(b)
04/01/14	7.450%	13,505,000	15,540,433
ConAgra Foods, Inc.
Senior Unsecured
04/15/14	5.875%	1,520,000	1,662,479
06/15/17	5.819%	13,637,000	14,836,456
Constellation Brands, Inc.(c)
12/15/14	8.375%	10,120,000	11,460,900
Diageo Capital PLC(b)(c)
01/15/14	7.375%	8,160,000	9,364,237
Diageo Finance BV(b)
01/15/15	3.250%	10,000,000	10,262,730
Dr Pepper Snapple Group, Inc.
05/01/13	6.120%	10,150,000	11,078,136
Kraft Foods, Inc.
Senior Unsecured
08/11/17	6.500%	7,262,000	8,277,022
08/23/18	6.125%	9,260,000	10,355,671
Kraft Foods, Inc.(c)
Senior Unsecured
02/09/16	4.125%	18,210,000	18,893,421
SABMiller PLC
Senior Unsecured(a)(b)
01/15/14	5.700%	33,450,000	36,702,845

Total			178,342,430

Gas Pipelines (9.4%)

Centerpoint Energy Resources Corp.
Senior Unsecured
01/15/14	5.950%	1,700,000	1,858,238
Colorado Interstate Gas Co.
Senior Unsecured
11/15/15	6.800%	44,899,000	51,607,180
El Paso Corp.
Senior Unsecured(c)
06/15/12	7.875%	1,000,000	1,062,135
Enterprise Products Operating LLC
06/01/15	3.700%	9,500,000	9,787,736
02/01/16	3.200%	11,150,000	11,080,480
Gulfstream Natural Gas System LLC
Senior Unsecured(a)
06/01/16	6.950%	12,980,000	15,120,791

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (continued)

Kinder Morgan Energy Partners LP(c)
Senior Unsecured
02/15/15	5.625%	$18,290,000	$20,180,966
03/01/16	3.500%	19,530,000	19,678,760
Midcontinent Express Pipeline LLC
Senior Unsecured(a)(c)
09/15/14	5.450%	5,065,000	5,493,717
Nisource Finance Corp.
09/15/17	5.250%	5,150,000	5,484,189
Nisource Finance Corp.(c)
07/15/14	5.400%	18,440,000	20,169,626
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%	5,215,000	6,147,656
Northwest Pipeline GP(c)
Senior Unsecured
04/15/17	5.950%	5,800,000	6,550,803
Panhandle Eastern Pipeline Co. LP
Senior Unsecured
08/15/13	6.050%	8,000,000	8,626,848
Plains All American Pipeline LP/Finance Corp.
09/15/15	3.950%	14,372,000	14,821,067
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	780,000	887,250
Southern Natural Gas Co.
Senior Unsecured(a)
04/01/17	5.900%	7,543,000	8,392,425
TransCanada PipeLines Ltd.
Senior Unsecured(b)(c)
06/01/15	3.400%	12,000,000	12,296,600
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured(c)
04/15/16	6.400%	12,347,000	14,180,110

Total			233,426,577

Health Care (4.1%)

AmerisourceBergen Corp.
09/15/15	5.875%	12,982,000	14,472,425
CareFusion Corp.
Senior Unsecured
08/01/14	5.125%	27,825,000	29,909,343
Express Scripts, Inc.(c)
06/15/14	6.250%	23,863,000	26,506,962
Hospira, Inc.
Senior Unsecured
06/15/14	5.900%	5,420,000	5,966,932
05/15/15	6.400%	7,000,000	7,857,435
Medco Health Solutions, Inc.
Senior Unsecured
09/15/15	2.750%	13,975,000	13,781,437
Omnicare, Inc.
12/15/15	6.875%	4,180,000	4,284,500

Total			102,779,034

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Healthcare Insurance (0.9%)

UnitedHealth Group, Inc.
Senior Unsecured
03/15/15	4.875%	$1,227,000	$1,329,614
11/15/17	6.000%	15,055,000	16,841,833
WellPoint, Inc.
Senior Unsecured(c)
02/15/14	6.000%	3,905,000	4,327,923

Total			22,499,370

Independent Energy (6.8%)

Anadarko Petroleum Corp.
Senior Unsecured
09/15/17	6.375%	25,050,000	27,584,369
Anadarko Petroleum Corp.(c)
Senior Unsecured
09/15/16	5.950%	6,265,000	6,812,467
Canadian Natural Resources Ltd.
Senior Unsecured(b)(c)
05/15/17	5.700%	16,655,000	18,634,131
Chesapeake Energy Corp.
07/15/13	7.625%	7,765,000	8,696,800
Denbury Resources, Inc.(c)
04/01/13	7.500%	10,000,000	10,000,000
EnCana Holdings Finance Corp.(b)(c)
05/01/14	5.800%	24,325,000	26,972,703
Forest Oil Corp.
02/15/14	8.500%	15,550,000	17,338,250
Newfield Exploration Co.
Senior Subordinated Notes(c)
09/01/14	6.625%	9,500,000	9,713,750
Petrohawk Energy Corp.
08/01/14	10.500%	2,985,000	3,417,825
06/01/15	7.875%	4,680,000	4,960,800
Woodside Finance Ltd.(a)(b)(c)
11/10/14	4.500%	32,660,000	34,522,811

Total			168,653,906

Integrated Energy (1.0%)

Marathon Petroleum Corp.(a)
03/01/16	3.500%	19,200,000	19,250,381
Petro-Canada
Senior Unsecured(b)
07/15/13	4.000%	4,870,000	5,106,278

Total			24,356,659

Life Insurance (0.7%)

Metropolitan Life Global Funding I
Senior Secured(a)
09/29/15	2.500%	9,355,000	9,110,273
Prudential Financial, Inc.
Senior Unsecured
01/14/15	3.875%	4,799,000	4,962,200
12/01/17	6.000%	3,910,000	4,302,173

Total			18,374,646

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Media Cable (6.9%)

CSC Holdings LLC
Senior Unsecured
04/15/12	6.750%	$1,577,000	$1,636,138
06/15/15	8.500%	10,300,000	11,227,000
CSC Holdings LLC(c)
Senior Unsecured
04/15/14	8.500%	3,000,000	3,363,750
Charter Communications Operating LLC/Capital(a)
Secured
04/30/12	8.000%	10,000,000	10,500,000
09/15/14	10.875%	7,800,000	8,736,000
Comcast Corp.
03/15/16	5.900%	32,125,000	35,734,147
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/16	3.500%	19,500,000	19,542,334
DIRECTV Holdings LLC/Financing Co., Inc.(c)
02/15/16	3.125%	12,485,000	12,303,943
DISH DBS Corp.
10/01/11	6.375%	1,000,000	1,020,000
10/01/14	6.625%	14,000,000	14,822,500
Time Warner Cable, Inc.(c)
05/01/17	5.850%	39,010,000	42,665,198
Videotron Ltee(b)(c)
01/15/14	6.875%	10,310,000	10,451,762

Total			172,002,772

Media Non-Cable (5.6%)

BSKYB Finance UK PLC(a)(b)(c)
10/15/15	5.625%	27,965,000	30,887,706
Lamar Media Corp.
04/01/14	9.750%	5,524,000	6,380,220
NBCUniversal Media LLC
Senior Unsecured(a)(c)
04/30/15	3.650%	10,000,000	10,233,360
RR Donnelley & Sons Co.
Senior Unsecured
04/01/14	4.950%	9,060,000	9,395,320
RR Donnelley & Sons Co.(c)
Senior Unsecured
05/15/15	5.500%	17,000,000	17,572,713
Rainbow National Services LLC(a)
09/01/12	8.750%	1,260,000	1,264,725
Reed Elsevier Capital, Inc.
06/15/12	4.625%	1,400,000	1,451,094
Reed Elsevier Capital, Inc.(c)
01/15/14	7.750%	16,942,000	19,334,346
TCM Sub LLC(a)
01/15/15	3.550%	41,000,000	41,967,033

Total			138,486,517

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Metals (2.6%)

ArcelorMittal USA, Inc.
04/15/14	6.500%	$38,435,000	$42,348,221
ArcelorMittal(b)
Senior Unsecured
03/01/16	3.750%	5,470,000	5,459,897
ArcelorMittal(b)(c)
Senior Unsecured
08/05/15	3.750%	5,835,000	5,892,737
Arch Western Finance LLC
07/01/13	6.750%	4,709,000	4,756,090
United States Steel Corp.
Senior Unsecured(c)
06/01/13	5.650%	6,676,000	7,009,800

Total			65,466,745

Non-Captive Diversified (0.9%)

General Electric Capital Corp.
Senior Unsecured(c)
11/09/15	2.250%	24,530,000	23,565,162

Oil Field Services (0.1%)

Weatherford International Ltd.(b)
02/15/16	5.500%	1,000,000	1,073,840
Weatherford International Ltd.(b)(c)
03/15/13	5.150%	164,000	173,585

Total			1,247,425

Packaging (0.4%)

Owens-Brockway Glass Container, Inc.(c)
12/01/14	6.750%	10,000,000	10,212,500

Railroads (2.0%)

Burlington Northern Sante Fe LLC
Senior Unsecured
01/15/15	4.875%	5,500,000	5,969,442
CSX Corp.
Senior Unsecured
03/15/13	5.750%	10,556,000	11,375,008
08/01/13	5.500%	10,000,000	10,831,530
04/01/15	6.250%	14,520,000	16,415,746
CSX Corp.(c)
Senior Unsecured
03/15/18	6.250%	1,985,000	2,264,073
Canadian Pacific Railway Co.
Senior Unsecured(b)
05/15/13	5.750%	2,250,000	2,425,212

Total			49,281,011

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Retailers (2.6%)

Best Buy Co., Inc.
Senior Unsecured
03/15/16	3.750%	$28,395,000	$28,028,534
CVS Caremark Corp.
Senior Unsecured
06/01/17	5.750%	34,125,000	37,588,278

Total			65,616,812

Supermarkets (0.2%)

Kroger Co. (The)
01/15/14	7.500%	5,000,000	5,692,940

Transportation Services (1.5%)

ERAC USA Finance LLC(a)
07/01/13	2.750%	9,000,000	9,145,566
10/15/17	6.375%	25,125,000	28,056,041

Total			37,201,607

Wireless (2.6%)

Nextel Communications, Inc.
08/01/15	7.375%	4,075,000	4,090,281
Nextel Communications, Inc.(c)
03/15/14	5.950%	11,538,000	11,566,845
Rogers Communications, Inc.(b)
03/01/14	6.375%	21,745,000	24,390,040
Sprint Capital Corp.(c)
03/15/12	8.375%	5,000,000	5,275,000
Vodafone Group PLC
Senior Unsecured(b)
01/30/15	5.375%	18,750,000	20,643,094

Total			65,965,260

Wirelines (8.3%)

AT&T, Inc.
Senior Unsecured(c)
08/15/15	2.500%	22,685,000	22,484,705
Deutsche Telekom International Finance BV(b)
07/22/13	5.250%	14,886,000	16,052,594
Embarq Corp.
Senior Unsecured
06/01/16	7.082%	47,095,000	53,555,963
Frontier Communications Corp.
Senior Unsecured(c)
01/15/13	6.250%	13,100,000	13,820,500
Telecom Italia Capital SA(b)
10/01/15	5.250%	15,915,000	16,472,980
Telefonica Emisiones SAU(b)
01/15/15	4.949%	27,000,000	28,488,267
Verizon Communications, Inc.
Senior Unsecured(c)
04/01/16	3.000%	41,700,000	41,487,538

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)

Verizon New York, Inc.
Senior Unsecured(c)
04/01/12	6.875%	$520,000	$550,493
Windstream Corp.(c)
08/01/13	8.125%	13,625,000	14,953,438

Total			207,866,478

Total Corporate Bonds & Notes (Cost: $2,409,439,948)			$2,424,715,876

U.S. Treasury Obligations (0.1%)
U.S. Treasury(c)
02/29/16	2.125%	$3,475,000	$3,464,140

Total U.S. Treasury Obligations (Cost: $3,479,877)			$3,464,140

	Shares	Value

Money Market Fund (1.0%)
Columbia Short-Term Cash Fund, 0.229%(d)(e)	25,053,071	$25,053,071

Total Money Market Fund (Cost: $25,053,071)		$25,053,071

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (10.4%)

Asset-Backed Commercial Paper (1.9%)

Antalis US Funding Corp.
04/08/11	0.260%	$7,999,538	$7,999,538
05/23/11	0.340%	3,977,970	3,977,970
Cancara Asset Securitisation LLC
04/21/11	0.250%	9,998,125	9,998,125
Ebbets Funding LLC
04/12/11	0.480%	1,999,147	1,999,147
Macquarie Bank Ltd.
05/09/11	0.395%	4,995,117	4,995,117
05/10/11	0.395%	4,995,062	4,995,062
Rhein-Main Securitisation Ltd.
04/18/11	0.551%	2,996,013	2,996,013
Rheingold Securitization
04/28/11	0.551%	4,993,125	4,993,125
05/16/11	0.551%	4,993,201	4,993,201

Total			46,947,298

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (3.7%)

Australia and New Zealand Bank Group, Ltd.
05/23/11	0.400%	$5,000,000	$5,000,000
Barclays Bank PLC
05/23/11	0.400%	5,000,000	5,000,000
06/27/11	0.400%	5,000,000	5,000,000
Credit Industrial et Commercial
06/13/11	0.400%	2,000,000	2,000,000
Development Bank of Singapore Ltd.
04/26/11	0.400%	2,000,000	2,000,000
05/09/11	0.400%	5,000,000	5,000,000
Erste Bank der Oesterreichische
04/15/11	0.370%	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04/04/11	0.360%	3,000,000	3,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	4,000,000	4,000,000
KBC Bank NV
04/22/11	0.450%	5,000,000	5,000,000
04/29/11	0.450%	3,000,000	3,000,000
La Banque Postale
06/01/11	0.400%	5,000,000	5,000,000
Landesbank Hessen Thuringen
04/11/11	0.300%	2,000,000	2,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/11/11	0.370%	2,997,258	2,997,258
05/18/11	0.350%	4,995,678	4,995,678
N.V. Bank Nederlandse Gemeenten
04/27/11	0.380%	5,000,000	5,000,000
06/30/11	0.360%	4,000,000	4,000,000
Natixis
05/09/11	0.503%	8,000,000	8,000,000
Norinchukin Bank
04/25/11	0.340%	5,000,000	5,000,000
Societe Generale
07/01/11	0.364%	7,000,000	7,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	4,000,000	4,000,000

Total			91,992,936

Commercial Paper (0.5%)

Macquarie Bank Ltd.
06/30/11	0.400%	1,997,956	1,997,956
Royal Park Investments Funding Corp.
06/28/11	0.601%	4,992,417	4,992,417
Suncorp Metway Ltd.
04/28/11	0.300%	6,997,958	6,997,958

Total			13,988,331

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Other Short-Term Obligations (0.3%)

Goldman Sachs Group, Inc. (The)
04/14/11	0.270%	$3,000,000	$3,000,000
04/20/11	0.270%	2,000,000	2,000,000
Natixis Financial Products LLC
04/01/11	0.470%	2,000,000	2,000,000

Total			7,000,000

Repurchase Agreements (4.0%)

Barclays Capital, Inc.
dated 10/13/10, matures 04/15/11, repurchase price $12,001,350(f)
	0.270%	12,000,000	12,000,000
Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11, repurchase price $17,000,109(f)
	0.230%	17,000,000	17,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $3,236,185(f)
	0.160%	3,236,170	3,236,170
Merrill Lynch Pierce Fenner & Smith, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $5,000,025(f)
	0.180%	5,000,000	5,000,000
Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $40,000,311(f)
	0.280%	40,000,000	40,000,000
Natixis Financial Products, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $17,000,061(f)
	0.130%	17,000,000	17,000,000
Pershing LLC
dated 03/31/11, matures 04/01/11, repurchase price $5,000,031(f)
	0.220%	5,000,000	5,000,000

Total			99,236,170

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $259,164,735)			$259,164,735

Total Investments (Cost: $2,697,137,631)(g)			$2,712,397,822(h)
Other Assets & Liabilities, Net			(217,659,284)

Net Assets			$2,494,738,538

Investments in Derivatives
At March 31, 2011, $7,422,300 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at March 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

U.S. Treasury Note, 5-year	(4,845)	$(565,842,996)	July 2011	$—	$(365,183)
U.S. Treasury Note, 10-year	(1,308)	(155,692,875)	June 2011	—	(185,893)

Total				$—	$(551,076)

Notes to Portfolio of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $330,773,652 or 13.26% of net assets.

(b)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 18.00% of net assets.

(c)	At March 31, 2011, security was partially or fully on loan.

(d)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(e)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$44,122,639	$230,425,830	$(249,495,398)	$—	$25,053,071	$20,757	$25,053,071
(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$795,113
Arabella Ltd	1,130,386
BP Capital Markets PLC	409,762
BPCE	1,599,938
Dexia Delaware LLC	1,831,051
Electricite De France	1,439,327
European Investment Bank	1,141,919
Nationwide Building	782,457
Skandin Ens Banken AG	1,391,192
Societe Generale	2,078,855

Total Market Value of Collateral Securities	$12,600,000

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$2,360
Fannie Mae Interest Strip	918,811
Fannie Mae Pool	8,092,605
Fannie Mae Principal Strip	86,598
Fannie Mae REMICS	269,474
Federal Farm Credit Bank	154,568
Federal Home Loan Banks	229,340
Federal Home Loan Mortgage Corp	134,359
Federal National Mortgage Association	105,093
FHLMC Structured Pass Through Securities	47,059
Freddie Mac Coupon Strips	1,018
Freddie Mac Gold Pool	1,146,870
Freddie Mac Non Gold Pool	3,474,913
Freddie Mac REMICS	344,241
Freddie Mac Strips	89,518
Ginnie Mae I Pool	243,209
Ginnie Mae II Pool	739,809
Government National Mortgage Association	287,285
LMA SA & LMA Americas	813
Metlife Short Term Funding	1,117
Sanofi-Aventis	3,472
Silver Tower US Fund	775
Suncorp-Metway Ltd	2,384
United States Treasury Inflation Indexed Bonds	51,076
United States Treasury Strip Coupon	832,253
United States Treasury Strip Principal	80,981

Total Market Value of Collateral Securities	$17,340,001

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$3,300,894

Total Market Value of Collateral Securities	$3,300,894

Merrill Lynch Pierce Fenner & Smith, Inc. (0.180%)

Security Description	Value

Fannie Mae REMICS	$1,453,300
Freddie Mac REMICS	1,085,192
Government National Mortgage Association	2,561,508

Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$368,890
Fannie Mae Pool	20,709,997
Fannie Mae Principal Strip	354,575
Fannie Mae Whole Loan	337,089
Federal Farm Credit Bank	4,247,958
Federal Farm Credit Discount Notes	515,667
Federal Home Loan Bank Discount Notes	1,907,148
Federal Home Loan Banks	2,928,487
Federal Home Loan Mortgage Corp	210,034
Federal National Mortgage Association	2,425,590
FHLMC Structured Pass Through Securities	291,855
Freddie Mac Gold Pool	1,940,284
Freddie Mac Non Gold Pool	4,548,364
Government National Mortgage Association	14,062

Total Market Value of Collateral Securities	$40,800,000

Natixis Financial Products, Inc. (0.130%)

Security Description	Value

Fannie Mae Interest Strip	$338,364
Fannie Mae Pool	237,806
Fannie Mae REMICS	8,875,163
Freddie Mac REMICS	5,051,448
Government National Mortgage Association	643,346
United States Treasury Note/Bond	2,193,939

Total Market Value of Collateral Securities	$17,340,066

Pershing LLC (0.220%)

Security Description	Value

Fannie Mae Benchmark REMIC	$8,905
Fannie Mae REMICS	1,458,267
Fannie Mae Whole Loan	5,416
Freddie Mac REMICS	2,105,531
Government National Mortgage Association	1,250,710
United States Treasury Bill	271,171

Total Market Value of Collateral Securities	$5,100,000

(g)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $2,697,138,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$23,033,000
Unrealized Depreciation	(7,773,000)

Net Unrealized Appreciation	$15,260,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes	$—	$2,424,715,876	$—	$2,424,715,876
U.S. Treasury Obligations	3,464,140	—	—	3,464,140

Total Bonds	3,464,140	2,424,715,876	—	2,428,180,016

Other
Affiliated Money Market Fund(c)	25,053,071	—	—	25,053,071
Investments of Cash Collateral Received for Securities on Loan	—	259,164,735	—	259,164,735

Total Other	25,053,071	259,164,735	—	284,217,806

Investments in Securities	28,517,211	2,683,880,611	—	2,712,397,822
Derivatives(d)
Liabilities
Futures Contracts	(551,076)	—	—	(551,076)

Total	$27,966,135	$2,683,880,611	$—	$2,711,846,746

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.
(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
RiverSource Variable Portfolio — Strategic Income Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (52.6%)

AEROSPACE & DEFENSE (1.3%)

ADS Tactical, Inc.
Senior Secured(b)(c)
04/01/18	11.000%	$2,390,000	$2,449,750
Bombardier, Inc.
Senior Notes(b)(c)(d)
03/15/18	7.500%	1,200,000	1,302,000
Embraer Overseas Ltd.(c)(d)
01/15/20	6.375%	200,000	215,000
Huntington Ingalls Industries, Inc.(b)
03/15/21	7.125%	842,000	877,785
Huntington Ingalls Industries, Inc.(b)(c)
03/15/18	6.875%	835,000	871,531
Kratos Defense & Security Solutions, Inc.
Senior Secured(b)
06/01/17	10.000%	1,693,000	1,870,765
Kratos Defense & Security Solutions, Inc.
Senior Secured(c)
06/01/17	10.000%	1,255,000	1,383,638
Oshkosh Corp.
03/01/17	8.250%	628,000	690,800
03/01/20	8.500%	1,526,000	1,711,027
TransDigm, Inc.
Senior Subordinated Notes(b)(c)
12/15/18	7.750%	1,025,000	1,100,594

Total			12,472,890

AUTOMOTIVE (1.2%)

Accuride Corp.
Senior Secured
08/01/18	9.500%	290,000	322,625
Cooper-Standard Automotive, Inc.(c)
05/01/18	8.500%	1,500,000	1,605,000
Dana Holding Corp.(c)
Senior Unsecured
02/15/19	6.500%	275,000	272,938
02/15/21	6.750%	3,779,000	3,769,552
Lear Corp.(c)
03/15/18	7.875%	575,000	626,750
03/15/20	8.125%	3,160,000	3,476,000
TRW Automotive, Inc.(b)(c)
12/01/17	8.875%	750,000	840,000
Visteon Corp.
Senior Notes(b)(e)
04/15/19	6.750%	677,000	677,000

Total			11,589,865

BANKING (2.2%)

Banco Cruzeiro do Sul SA
Senior Unsecured(b)(d)
01/20/16	8.250%	1,200,000	1,185,855
Bank of America Corp.
Senior Unsecured
07/01/20	5.625%	4,615,000	4,712,338

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

BANKING (CONTINUED)

Citigroup, Inc.
Senior Unsecured
01/15/15	6.010%	$460,000	$502,695
Goldman Sachs Group, Inc. (The)
Senior Notes
06/15/20	6.000%	1,815,000	1,918,682
JPMorgan Chase & Co.
Senior Unsecured
03/01/16	3.450%	6,075,000	6,053,306
JPMorgan Chase & Co.(c)
Senior Unsecured
07/22/20	4.400%	760,000	732,856
Morgan Stanley
Senior Unsecured
01/25/21	5.750%	2,690,000	2,715,006
Santander U.S. Debt SA Unipersonal Bank Guaranteed(b)(d)
10/07/15	3.781%	3,700,000	3,555,471

Total			21,376,209

BROKERAGE (0.3%)

E*Trade Financial Corp.
Senior Unsecured PIK
11/30/17	12.500%	1,180,000	1,407,150
E*Trade Financial Corp.(c) Senior Unsecured
09/15/13	7.375%	300,000	301,125
12/01/15	7.875%	800,000	810,000

Total			2,518,275

BUILDING MATERIALS (0.5%)

Associated Materials LLC
Senior Secured(b)
11/01/17	9.125%	115,000	122,188
Euramax International, Inc.
Senior Secured(b)
04/01/16	9.500%	1,010,000	1,022,625
Gibraltar Industries, Inc.(f)
12/01/15	8.000%	1,700,000	1,738,250
Interface, Inc.(b)
12/01/18	7.625%	266,000	280,630
Norcraft Companies LP/Finance Corp.
Secured
12/15/15	10.500%	1,685,000	1,802,950

Total			4,966,643

CHEMICALS (1.9%)

Ashland, Inc.
06/01/17	9.125%	1,380,000	1,583,550
CF Industries, Inc.
05/01/18	6.875%	320,000	358,400
05/01/20	7.125%	1,955,000	2,214,037

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

CHEMICALS (CONTINUED)

Chemtura Corp.(b)
09/01/18	7.875%	$423,000	$447,323
Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	1,090,000	1,208,111
Hexion U.S. Finance Corp./Nova Scotia ULC
Senior Secured
02/01/18	8.875%	3,450,000	3,648,375
Hexion U.S. Finance Corp./Nova Scotia ULC(b)(c)
Secured
11/15/20	9.000%	490,000	508,069
Lyondell Chemical Co.
Senior Secured(b)(c)
11/01/17	8.000%	2,438,000	2,693,990
MacDermid, Inc.
Senior Subordinated Notes(b)
04/15/17	9.500%	775,000	822,469
Momentive Performance Materials, Inc.
Secured(b)(c)
01/15/21	9.000%	820,000	847,675
Nalco Co.(b)
01/15/19	6.625%	1,535,000	1,579,131
Nova Chemicals Corp.
Senior Unsecured(d)
11/01/16	8.375%	1,500,000	1,646,250
Polypore International, Inc.(b)
11/15/17	7.500%	950,000	997,500

Total			18,554,880

CONSTRUCTION MACHINERY (1.1%)

Case New Holland, Inc.
Senior Notes(b)
12/01/17	7.875%	2,303,000	2,556,330
Columbus McKinnon Corp.(b)
02/01/19	7.875%	356,000	368,460
Manitowoc Co., Inc. (The)(c)
02/15/18	9.500%	1,230,000	1,383,750
RSC Equipment Rental, Inc./Holdings III LLC(b)(c)
Senior Secured
07/15/17	10.000%	1,140,000	1,293,900
Senior Unsecured
02/01/21	8.250%	540,000	561,600
United Rentals North America, Inc.
12/15/19	9.250%	2,009,000	2,240,035
United Rentals North America, Inc.(c)
09/15/20	8.375%	1,930,000	2,016,850

Total			10,420,925

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

CONSUMER CYCLICAL SERVICES (0.4%)

Brickman Group Holdings, Inc.
Senior Notes(b)
11/01/18	9.125%	$379,000	$406,478

Garda World Security Corp.
Senior Unsecured(b)(d)
03/15/17	9.750%	1,459,000	1,572,072
West Corp.(b)
10/01/18	8.625%	630,000	663,075
West Corp.(b)(c)
01/15/19	7.875%	957,000	976,140

Total			3,617,765

CONSUMER PRODUCTS (1.0%)

Central Garden and Pet Co.
03/01/18	8.250%	1,605,000	1,677,225
Jarden Corp.
05/01/17	7.500%	2,000,000	2,130,000
Libbey Glass, Inc.
Senior Secured
02/15/15	10.000%	765,000	833,850
NBTY, Inc.(b)
10/01/18	9.000%	120,000	130,200
Sealy Mattress Co.(c)
06/15/14	8.250%	1,350,000	1,363,500
Spectrum Brands Holdings, Inc.
Senior Secured(b)
06/15/18	9.500%	2,136,000	2,349,600
Visant Corp.(c)
10/01/17	10.000%	817,000	882,360

Total			9,366,735

DIVERSIFIED MANUFACTURING (0.5%)

Amsted Industries, Inc.
Senior Notes(b)
03/15/18	8.125%	1,020,000	1,091,400
CPM Holdings, Inc.
Senior Secured(b)
09/01/14	10.875%	848,000	915,840
Pinafore LLC/Inc.
Secured(b)(c)(d)
10/01/18	9.000%	1,275,000	1,377,000
SPX Corp.(b)
09/01/17	6.875%	756,000	812,700
WireCo WorldGroup
Senior Unsecured(b)
05/15/17	9.500%	927,000	987,255

Total			5,184,195

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

ELECTRIC (3.2%)

Calpine Corp.
Senior Secured(b)(c)
02/15/21	7.500%	$1,715,000	$1,777,169
CenterPoint Energy Houston Electric LLC
03/01/14	7.000%	270,000	306,189

Consolidated Edison Co. of New York, Inc.
Senior Unsecured
04/01/38	6.750%	205,000	241,854
Dominion Resources, Inc.
Senior Unsecured
08/15/19	5.200%	1,680,000	1,790,749
Duke Energy Corp.
Senior Unsecured
09/15/14	3.950%	1,350,000	1,415,981
Duke Energy Ohio, Inc.
1st Mortgage
04/01/19	5.450%	1,591,000	1,749,247
Edison Mission Energy
Senior Unsecured
05/15/17	7.000%	1,354,000	1,086,585
Energy Future Holdings Corp.
Senior Secured(c)
01/15/20	10.000%	1,051,000	1,113,718
Energy Future Intermediate Holding Co. LLC/Finance, Inc.
Senior Secured
12/01/20	10.000%	496,000	525,599
Florida Power Corp.
1st Mortgage
06/15/38	6.400%	490,000	550,447
GenOn Energy, Inc.
Senior Unsecured(b)(c)
10/15/18	9.500%	853,000	889,253
Majapahit Holding BV(b)(d)
08/07/19	8.000%	1,000,000	1,135,000
06/29/37	7.875%	540,000	587,250
Midwest Generation LLC
Pass-Through Certificates
01/02/16	8.560%	408,817	416,994
NRG Energy, Inc.
01/15/17	7.375%	3,187,000	3,322,447
Nevada Power Co.
01/15/15	5.875%	1,905,000	2,119,232
05/15/18	6.500%	4,235,000	4,843,883
Power Sector Assets & Liabilities Management Corp.(b)(c)(d)
Government Guaranteed
12/02/24	7.390%	510,000	580,449
Power Sector Assets & Liabilities Management Corp.(b)(d)
Government Guaranteed
05/27/19	7.250%	1,470,000	1,675,800
Sierra Pacific Power Co.
05/15/16	6.000%	1,320,000	1,487,570
TransAlta Corp.
Senior Unsecured(d)
05/15/18	6.650%	2,465,000	2,759,824
Xcel Energy, Inc.
Senior Unsecured
05/15/20	4.700%	525,000	540,511

Total			30,915,751

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

ENTERTAINMENT (0.6%)

AMC Entertainment, Inc.(b)(c)
Senior Subordinated Notes
12/01/20	9.750%	$1,035,000	$1,107,450
AMC Entertainment, Inc.(c)
06/01/19	8.750%	755,000	819,175
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.(b)(c)
08/01/18	9.125%	430,000	466,550
Regal Cinemas Corp.
07/15/19	8.625%	1,900,000	2,040,125
Speedway Motorsports, Inc.
06/01/16	8.750%	1,600,000	1,752,000
Speedway Motorsports, Inc.(b)
Senior Notes
02/01/19	6.750%	11,000	11,082

Total			6,196,382

ENVIRONMENTAL (—%)

Clean Harbors, Inc.
Senior Secured(b)(c)
08/15/16	7.625%	405,000	429,806

FOOD AND BEVERAGE (1.8%)

Anheuser-Busch InBev Worldwide, Inc.(d)
11/15/14	5.375%	6,285,000	6,925,913
01/15/19	7.750%	205,000	252,213
Cerveceria Nacional Dominicana C por A(b)(d)
03/27/12	16.000%	900,000	774,000
ConAgra Foods, Inc.
Senior Unsecured(c)
10/01/28	7.000%	395,000	424,488
Cott Beverages, Inc.
09/01/18	8.125%	413,000	440,877
Cott Beverages, Inc.(c)
11/15/17	8.375%	95,000	101,413
Darling International, Inc.(b)
12/15/18	8.500%	935,000	1,016,812
Dean Foods Co.(b)(c)
Senior Notes
12/15/18	9.750%	629,000	645,511
Dean Foods Co.(c)
06/01/16	7.000%	33,000	31,474
Kraft Foods, Inc.
Senior Unsecured
02/01/18	6.125%	5,250,000	5,868,765
MHP SA(b)(d)
04/29/15	10.250%	1,060,000	1,126,425

Total			17,607,891

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

GAMING (1.9%)

Boyd Gaming Corp.
Senior Notes(b)
12/01/18	9.125%	$2,219,000	$2,280,022

Caesars Entertainment Operating Co., Inc.
Secured(c)
12/15/18	10.000%	750,000	684,375
FireKeepers Development Authority
Senior Secured(b)
05/01/15	13.875%	2,000,000	2,370,000
Isle of Capri Casinos, Inc.(b)(c)
03/15/19	7.750%	230,000	228,850
MGM Resorts International
Senior Secured
03/15/20	9.000%	1,000,000	1,100,000
MGM Resorts International(c)
Senior Unsecured
03/01/18	11.375%	2,716,000	3,014,760
Pinnacle Entertainment, Inc.(c)
05/15/20	8.750%	496,000	515,840
Pokagon Gaming Authority
Senior Notes(b)
06/15/14	10.375%	1,771,000	1,832,985
Seminole Indian Tribe of Florida(b)(c)
10/01/17	7.750%	1,663,000	1,758,623
Seneca Gaming Corp.(b)
12/01/18	8.250%	800,000	824,000
Shingle Springs Tribal Gaming Authority
Senior Notes(b)
06/15/15	9.375%	3,840,000	2,534,400
Tunica-Biloxi Gaming Authority
Senior Unsecured(b)
11/15/15	9.000%	907,000	897,930

Total			18,041,785

GAS DISTRIBUTORS (0.2%)

Energy Transfer Equity LP
10/15/20	7.500%	1,306,000	1,423,540
Sempra Energy
Senior Unsecured
06/01/16	6.500%	70,000	79,891

Total			1,503,431

GAS PIPELINES (1.5%)

El Paso Corp.
Senior Unsecured
06/01/18	7.250%	62,000	69,673
El Paso Corp.(b)(c)
Senior Unsecured
09/15/20	6.500%	2,308,000	2,486,870
Kinder Morgan Energy Partners LP
Senior Unsecured
01/15/38	6.950%	140,000	150,919
MarkWest Energy Partners LP/Finance Corp.(c)
08/15/21	6.500%	985,000	983,769

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

GAS PIPELINES (CONTINUED)

Nisource Finance Corp.
09/15/17	5.250%	$3,410,000	$3,631,278
Plains All American Pipeline LP/Finance Corp.
05/01/19	8.750%	910,000	1,138,455
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	545,000	619,937
Regency Energy Partners LP/Finance Corp.(c)
12/01/18	6.875%	2,512,000	2,669,000
Southern Natural Gas Co.
Senior Unsecured
03/01/32	8.000%	180,000	219,646
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	1,420,000	1,441,300
TransCanada PipeLines Ltd.
Senior Unsecured(d)
01/15/39	7.625%	295,000	365,572
Williams Companies, Inc. (The)
Senior Unsecured
09/01/21	7.875%	185,000	230,224

Total			14,006,643

HEALTH CARE (2.5%)

AMGH Merger Sub, Inc.(b)(c)
11/01/18	9.250%	794,000	851,565
American Renal Holdings Co., Inc.
Senior Secured
05/15/18	8.375%	220,000	232,100
American Renal Holdings Co., Inc.(b)
Senior Unsecured PIK
03/01/16	9.750%	255,000	250,538
Capella Healthcare, Inc.(b)(c)
07/01/17	9.250%	860,000	924,500
ConvaTec Healthcare E SA
Senior Unsecured(b)(d)
12/15/18	10.500%	2,045,000	2,147,250
HCA, Inc.
Senior Secured
02/15/20	7.875%	3,389,000	3,685,537
09/15/20	7.250%	3,074,000	3,289,180
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	726,000	740,520
Healthsouth Corp.
02/15/20	8.125%	1,683,000	1,817,640
09/15/22	7.750%	116,000	120,640
IASIS Healthcare LLC/Capital Corp.
06/15/14	8.750%	2,100,000	2,144,625
InVentiv Health, Inc.(b)
08/15/18	10.000%	2,266,000	2,356,640
LifePoint Hospitals, Inc.(b)(c)
10/01/20	6.625%	392,000	401,800
Multiplan, Inc.(b)
09/01/18	9.875%	1,769,000	1,901,675

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

HEALTH CARE (CONTINUED)

Radiation Therapy Services, Inc.
04/15/17	9.875%	$593,000	$604,860
Radnet Management, Inc.
04/01/18	10.375%	215,000	217,419
STHI Holding Corp.
Secured(b)
03/15/18	8.000%	378,000	391,230
Vanguard Health Holding Co. II LLC/Inc.(b)(c)
02/01/19	7.750%	677,000	685,462
Vanguard Health Holding Co. II LLC/Inc.(c)
02/01/18	8.000%	1,265,000	1,295,044

Total			24,058,225

HEALTHCARE INSURANCE (0.1%)

WellPoint, Inc.
Senior Unsecured(c)
02/15/19	7.000%	465,000	551,163

HOME CONSTRUCTION (0.3%)

Beazer Homes U.S.A., Inc.(c)
06/15/18	9.125%	1,050,000	1,065,750
K Hovnanian Enterprises, Inc.
Senior Secured
10/15/16	10.625%	805,000	855,313
K Hovnanian Enterprises, Inc.(c)
10/15/15	11.875%	955,000	907,250

Total			2,828,313

INDEPENDENT ENERGY (4.3%)

Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	1,660,000	1,805,059
Berry Petroleum Co.(c)
Senior Subordinated Notes
11/01/16	8.250%	125,000	132,188
Senior Unsecured
11/01/20	6.750%	310,000	319,300
Brigham Exploration Co.(b)
10/01/18	8.750%	1,055,000	1,176,325
Carrizo Oil & Gas, Inc.(b)
10/15/18	8.625%	1,672,000	1,780,680
Chaparral Energy, Inc.(b)
10/01/20	9.875%	410,000	455,100
Chaparral Energy, Inc.(b)(c)
09/01/21	8.250%	875,000	901,250
Chesapeake Energy Corp.(c)
08/15/20	6.625%	3,063,000	3,254,437
02/15/21	6.125%	1,095,000	1,130,587
Comstock Resources, Inc.
10/15/17	8.375%	1,310,000	1,359,125
04/01/19	7.750%	314,000	319,495
Concho Resources, Inc.
Senior Notes
01/15/21	7.000%	763,000	803,058

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

INDEPENDENT ENERGY (CONTINUED)

Continental Resources, Inc.
04/01/21	7.125%	$708,000	$752,250
EXCO Resources, Inc.
09/15/18	7.500%	1,980,000	2,012,175
EnCana Holdings Finance Corp.(d)
05/01/14	5.800%	1,525,000	1,690,992
Forest Oil Corp.(c)
06/15/19	7.250%	1,946,000	2,033,570
Goodrich Petroleum Corp.(b)(c)
03/15/19	8.875%	791,000	791,000
Hilcorp Energy I LP/Finance Co.(b)(c)
Senior Notes
04/15/21	7.625%	1,125,000	1,178,437
Senior Unsecured
11/01/15	7.750%	2,017,000	2,087,595
Laredo Petroleum, Inc.
Senior Notes(b)
02/15/19	9.500%	2,055,000	2,139,769
MEG Energy Corp.(b)(d)
03/15/21	6.500%	1,110,000	1,128,037
NAK Naftogaz Ukraine
Government Guaranteed(d)
09/30/14	9.500%	1,945,000	2,139,888
Nexen, Inc.(d)
Senior Unsecured
03/10/35	5.875%	185,000	175,601
07/30/39	7.500%	245,000	275,876
Oasis Petroleum, Inc.
Senior Notes(b)
02/01/19	7.250%	1,722,000	1,747,830
Petrohawk Energy Corp.
08/15/18	7.250%	695,000	715,850
Petrohawk Energy Corp.(b)
08/15/18	7.250%	853,000	876,457
Pioneer Natural Resources Co.
Senior Unsecured
01/15/20	7.500%	415,000	465,838
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	1,050,000	1,102,500
Quicksilver Resources, Inc.
08/01/15	8.250%	1,955,000	2,038,087
Range Resources Corp.
05/15/16	7.500%	1,000,000	1,037,500
05/01/18	7.250%	1,000,000	1,067,500
05/15/19	8.000%	450,000	496,125
Range Resources Corp.(c)
08/01/20	6.750%	865,000	920,144
Venoco, Inc.
Senior Unsecured(b)
02/15/19	8.875%	236,000	236,000

Total			40,545,625

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

INTEGRATED ENERGY (0.2%)

Lukoil International Finance BV(b)(c)(d)
11/09/20	6.125%	$1,200,000	$1,221,487
Marathon Petroleum Corp.(b)
03/01/41	6.500%	600,000	606,218

Total			1,827,705

LIFE INSURANCE (0.4%)

ING Groep NV(d)(f)
12/29/49	5.775%	4,219,000	3,902,575

LODGING (0.2%)

Wyndham Worldwide Corp.
Senior Unsecured
03/01/20	7.375%	1,500,000	1,653,750

MEDIA CABLE (2.2%)

Bresnan Broadband Holdings LLC(b)
12/15/18	8.000%	40,000	42,400
CCO Holdings LLC/Capital Corp.(c)
04/30/18	7.875%	1,000,000	1,062,500
01/15/19	7.000%	1,080,000	1,107,000
04/30/20	8.125%	1,759,000	1,912,912
CSC Holdings LLC
Senior Unsecured(c)
02/15/19	8.625%	1,440,000	1,648,800
Cablevision Systems Corp.
Senior Unsecured(c)
09/15/17	8.625%	1,960,000	2,180,500
Cequel Communications Holdings I LLC/Capital Corp.
Senior Unsecured(b)
11/15/17	8.625%	1,780,000	1,855,650
Comcast Corp.
08/15/37	6.950%	1,025,000	1,115,901
DIRECTV Holdings LLC/Financing Co., Inc.
06/15/15	6.375%	70,000	72,363
02/15/16	3.125%	3,005,000	2,961,421
DISH DBS Corp.(c)
09/01/19	7.875%	2,800,000	3,031,000
Insight Communications Co., Inc.
Senior Notes(b)
07/15/18	9.375%	420,000	466,200
Kabel BW Erste Beteiligungs GmbH/Co. KG
Senior Secured(b)(c)(d)
03/15/19	7.500%	655,000	671,115
Time Warner Cable, Inc.
02/01/15	3.500%	445,000	456,026

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

MEDIA CABLE (CONTINUED)

Videotron Ltee(d)
04/15/18	9.125%	$1,905,000	$2,138,362
Virgin Media Finance PLC(c)(d)
10/15/19	8.375%	600,000	675,000

Total			21,397,150

MEDIA NON-CABLE (2.9%)

Clear Channel Communications, Inc.(b)(c)
03/01/21	9.000%	2,945,000	2,937,637
Clear Channel Worldwide Holdings, Inc.(c)
12/15/17	9.250%	2,500,000	2,740,625
Entravision Communications Corp.
Senior Secured(c)
08/01/17	8.750%	1,770,000	1,885,050
Gray Television, Inc.
Secured(c)
06/29/15	10.500%	847,000	900,996
Intelsat Jackson Holdings SA(b)(d)
10/15/20	7.250%	1,526,000	1,527,907
Intelsat Jackson Holdings SA(b)(d)(e)
04/01/19	7.250%	600,000	600,750
04/01/21	7.500%	600,000	601,500
Intelsat Jackson Holdings SA(d)
06/15/16	11.250%	570,000	607,763
Interpublic Group of Companies, Inc. (The)
Senior Unsecured
07/15/17	10.000%	1,775,000	2,112,250
Interpublic Group of Companies, Inc. (The)(c)
Senior Unsecured
11/15/14	6.250%	87,000	95,048
News America, Inc.
12/15/35	6.400%	35,000	36,010
Nielsen Finance LLC/Co.(b)
10/15/18	7.750%	2,642,000	2,833,545
Salem Communications Corp.
Secured
12/15/16	9.625%	516,000	557,280
Sinclair Television Group, Inc.(b)
Secured
11/01/17	9.250%	2,095,000	2,335,925
Sinclair Television Group, Inc.(b)(c)
Senior Notes
10/15/18	8.375%	710,000	749,050
Sirius XM Radio, Inc.(b)
04/01/15	8.750%	1,200,000	1,350,000
Univision Communications, Inc.(b)(c)
05/15/21	8.500%	2,515,000	2,596,737
Senior Secured
11/01/20	7.875%	1,160,000	1,229,600
XM Satellite Radio, Inc.(b)
11/01/18	7.625%	1,742,000	1,837,810

Total			27,535,483

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

METALS (1.7%)

ArcelorMittal
Senior Unsecured
03/01/21	5.500%	$750,000	$739,055
ArcelorMittal(d)
Senior Unsecured
03/01/41	6.750%	1,295,000	1,269,153
Arch Coal, Inc.(c)
08/01/16	8.750%	1,770,000	1,977,975
Consol Energy, Inc.
04/01/20	8.250%	2,441,000	2,706,459
FMG Resources August 2006 Proprietary Ltd.(b)(c)(d)
02/01/16	6.375%	785,000	790,888
02/01/18	6.875%	506,000	527,505
FMG Resources August 2006 Proprietary Ltd.(b)(d)
11/01/15	7.000%	1,707,000	1,760,835
Freeport-McMoRan Copper & Gold, Inc.
Senior Unsecured
04/01/17	8.375%	265,000	292,163
JMC Steel Group
Senior Notes(b)(c)
03/15/18	8.250%	506,000	517,385
Novelis, Inc.(b)(c)(d)
12/15/20	8.750%	1,160,000	1,276,000
Novelis, Inc.(b)(d)
12/15/17	8.375%	1,155,000	1,250,287
Rain CII Carbon LLC/Corp.
Senior Secured(b)
12/01/18	8.000%	985,000	1,051,487
United States Steel Corp.
Senior Unsecured
02/01/18	7.000%	1,815,000	1,885,331
United States Steel Corp.(c)
Senior Unsecured
04/01/20	7.375%	357,000	373,958

Total			16,418,481

NON-CAPTIVE CONSUMER (0.2%)

SLM Corp.
Senior Notes
01/25/16	6.250%	967,000	1,008,098
Senior Unsecured
03/25/20	8.000%	445,000	485,050

Total			1,493,148

NON-CAPTIVE DIVERSIFIED (3.0%)

Ally Financial, Inc.
03/15/20	8.000%	7,830,000	8,524,912
CIT Group, Inc.
Secured
05/01/17	7.000%	6,660,000	6,668,325
CIT Group, Inc.(b)(c)
Secured
04/01/18	6.625%	525,000	532,875
CIT Group, Inc.(b)(e)
Secured
04/01/18	6.625%	800,000	812,000

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

NON-CAPTIVE DIVERSIFIED (CONTINUED)

Ford Motor Credit Co. LLC(c)
Senior Unsecured
04/15/15	7.000%	$1,000,000	$1,082,426
01/15/20	8.125%	2,000,000	2,290,874
General Electric Capital Corp.
Senior Unsecured
01/08/20	5.500%	730,000	771,389
01/07/21	4.625%	2,000,000	1,969,644
01/10/39	6.875%	1,465,000	1,634,930
International Lease Finance Corp.(b)
Senior Unsecured
03/15/17	9.000%	945,000	1,063,125
International Lease Finance Corp.(c)
Senior Unsecured
09/01/17	8.875%	1,200,000	1,359,000
12/15/20	8.250%	1,430,000	1,567,638

Total			28,277,138

OIL FIELD SERVICES (1.8%)

Bristow Group, Inc.
09/15/17	7.500%	1,110,000	1,166,887
Gazprom OAO Via Gaz Capital SA(b)(d)
Senior Unsecured
04/11/18	8.146%	3,015,000	3,553,780
03/07/22	6.510%	1,000,000	1,062,500
KazMunayGas National Co.(b)(d)
Senior Unsecured
07/02/18	9.125%	2,550,000	3,072,750
04/09/21	6.375%	1,400,000	1,445,500
Key Energy Services, Inc.
03/01/21	6.750%	1,536,000	1,562,880
Novatek Finance Ltd.(b)(d)
02/03/21	6.604%	2,000,000	2,103,415
Offshore Group Investments Ltd.
Senior Secured(b)(c)(d)
08/01/15	11.500%	1,940,000	2,152,444
Trinidad Drilling Ltd.
Senior Unsecured(b)(c)(d)
01/15/19	7.875%	799,000	844,776
Weatherford International Ltd.(d)
03/15/13	5.150%	4,000	4,234

Total			16,969,166

OTHER INDUSTRY (0.1%)

Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125%	466,000	492,213
Interline Brands, Inc.
11/15/18	7.000%	453,000	464,325

Total			956,538

PACKAGING (1.2%)

Ardagh Packaging Finance PLC(b)(d)
10/15/20	9.125%	675,000	730,687
Senior Secured
10/15/17	7.375%	305,000	326,350

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

PACKAGING (CONTINUED)

Ball Corp.
09/01/19	7.375%	$540,000	$584,550
Crown Americas LLC/Capital Corp. II(c)
05/15/17	7.625%	2,000,000	2,185,000
Greif, Inc.
Senior Unsecured
08/01/19	7.750%	1,800,000	1,966,500
Reynolds Group Issuer, Inc./LLC(b)
02/15/21	8.250%	1,118,000	1,109,615
Senior Secured
04/15/19	7.125%	787,000	806,675
Reynolds Group Issuer, Inc./LLC(b)(c)
05/15/18	8.500%	1,000,000	1,012,500
Senior Secured
10/15/16	7.750%	1,684,000	1,785,040
02/15/21	6.875%	725,000	728,625

Total			11,235,542

PAPER (0.5%)

Cascades, Inc.(d)
12/15/17	7.750%	2,254,000	2,380,788
Graphic Packaging International, Inc.
06/15/17	9.500%	1,370,000	1,520,700
Graphic Packaging International, Inc.(c)
10/01/18	7.875%	227,000	242,890
Verso Paper Holdings LLC/Inc.
Secured(b)
02/01/19	8.750%	770,000	800,800

Total			4,945,178

PHARMACEUTICALS (0.5%)

Grifols, Inc.
Secured(b)(c)
02/01/18	8.250%	1,141,000	1,169,525
Mylan, Inc.(b)(c)
11/15/18	6.000%	925,000	925,000
Valeant Pharmaceuticals International(b)(d)
10/01/17	6.750%	410,000	403,850
10/01/20	7.000%	409,000	396,730
07/15/22	7.250%	650,000	628,875
Warner Chilcott Co./Finance LLC(b)(c)
09/15/18	7.750%	1,290,000	1,351,275

Total			4,875,255

PROPERTY & CASUALTY (0.1%)

Liberty Mutual Group, Inc.(b)(f)
06/15/58	10.750%	475,000	617,500

	Coupon		Principal
Issuer	Rate		Amount	Value

Corporate Bonds & Notes(a) (continued)

RAILROADS (0.2%)

CSX Corp.
Senior Unsecured
04/15/41	5.500%		$1,105,000	$1,065,693
Union Pacific Corp.
Senior Unsecured
08/15/18	5.700%		325,000	363,887

Total				1,429,580

REFINING (0.1%)

United Refining Co.
Senior Secured(b)
02/28/18	10.500%		1,263,000	1,263,000

RETAILERS (0.7%)

Ltd Brands, Inc.(c)
04/01/21	6.625%		710,000	725,975
Needle Merger Sub Corp.
Senior Unsecured(b)(c)
03/15/19	8.125%		1,014,000	1,024,140
QVC, Inc.(b)
Senior Secured
10/01/19	7.500%		1,365,000	1,433,250
10/15/20	7.375%		205,000	213,456
Rite Aid Corp.
Senior Secured(c)
08/15/20	8.000%		1,020,000	1,079,925
Toys R Us Property Co. II LLC
Senior Secured
12/01/17	8.500%		1,800,000	1,935,000
Toys R Us, Inc.
Senior Unsecured(c)
10/15/18	7.375%		124,000	124,310

Total				6,536,056

SOVEREIGN (1.0%)

Morgan Stanley
Senior Unsecured(d)
10/22/20	11.500%	BRL	2,465,000	1,509,815
Uruguay Government International Bond(d)
04/05/27	4.250%	UYU	24,410,000	1,864,525
06/26/37	3.700%	UYU	18,000,000	1,227,741
PIK
01/15/33	7.875%		2,775,000	3,343,875
Vnesheconombank Via VEB Finance Ltd.
Bank Guaranteed(b)(d)
11/22/25	6.800%		1,690,000	1,692,666

Total				9,638,622

	Coupon		Principal
Issuer	Rate		Amount	Value

Corporate Bonds & Notes(a) (continued)

SUPRANATIONAL (0.4%)

Asian Development Bank
Senior Unsecured(d)
06/21/27	2.350%	JPY	120,000,000	$1,549,740
European Investment Bank
Senior Unsecured(d)
06/20/17	1.400%	JPY	175,000,000	2,204,152

Total				3,753,892

TECHNOLOGY (1.9%)

Amkor Technology, Inc.
Senior Unsecured(c)
05/01/18	7.375%		$1,261,000	1,305,135
Avaya, Inc.
Senior Secured(b)(c)
04/01/19	7.000%		860,000	838,500
CDW Escrow Corp.
Senior Notes(b)(e)
04/01/19	8.500%		1,000,000	1,001,250
Cardtronics, Inc.
09/01/18	8.250%		920,000	999,350
CommScope, Inc.(b)(c)
01/15/19	8.250%		767,000	801,515
First Data Corp.
09/24/15	9.875%		980,000	1,004,500
PIK
09/24/15	10.550%		60,000	62,175
First Data Corp.(b)
Senior Secured
08/15/20	8.875%		1,200,000	1,317,000
First Data Corp.(b)(c)
01/15/21	12.625%		1,980,000	2,148,300
First Data Corp.(b)(e)
Senior Secured
06/15/19	7.375%		823,000	840,489
Freescale Semiconductor, Inc.
Senior Secured(b)
04/15/18	9.250%		660,000	722,700
Interactive Data Corp.(b)(c)
08/01/18	10.250%		1,405,000	1,577,112
NXP BV/Funding LLC
Senior Secured(b)(d)
08/01/18	9.750%		3,035,000	3,418,169
SunGard Data Systems, Inc.
Senior Unsecured(b)(c)
11/15/18	7.375%		1,735,000	1,774,037

Total				17,810,232

TRANSPORTATION SERVICES (0.7%)

Aeropuertos Argentina 2000 SA
Senior Secured(b)(d)
12/01/20	10.750%		693,000	751,442
Avis Budget Car Rental LLC/Finance, Inc.
03/15/18	9.625%		560,000	618,800
01/15/19	8.250%		1,015,000	1,063,213
ERAC USA Finance LLC(b)
07/01/13	2.750%		290,000	294,690

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

TRANSPORTATION SERVICES (CONTINUED)

ERAC USA Finance LLC(b)(c)
10/01/20	5.250%	$270,000	$278,100
Hertz Corp. (The)(b)
04/15/19	6.750%	1,150,000	1,139,938
Hertz Corp. (The)(b)(c)
10/15/18	7.500%	960,000	993,600
01/15/21	7.375%	1,172,000	1,198,370

Total			6,338,153

WIRELESS (2.4%)

CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured(b)
05/01/17	7.750%	1,500,000	1,635,000
Clearwire Communications LLC/Finance, Inc.(b)(c)
Senior Secured
12/01/15	12.000%	778,000	840,240
12/01/17	12.000%	1,206,000	1,288,913
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	3,550,000	3,771,875
MetroPCS Wireless, Inc.(c)
09/01/18	7.875%	1,605,000	1,717,350
11/15/20	6.625%	975,000	973,781
NII Capital Corp.
08/15/16	10.000%	317,000	361,380
NII Capital Corp.(c)
04/01/21	7.625%	1,025,000	1,048,063
Nextel Communications, Inc.(c)
08/01/15	7.375%	948,000	951,555
SBA Telecommunications, Inc.
08/15/19	8.250%	2,250,000	2,486,250
Sprint Nextel Corp.
Senior Unsecured(c)
08/15/17	8.375%	3,399,000	3,785,636
United States Cellular Corp.
Senior Unsecured
12/15/33	6.700%	720,000	690,162
Wind Acquisition Finance SA(b)(c)(d)
07/15/17	11.750%	1,800,000	2,070,000
Senior Secured
02/15/18	7.250%	1,344,000	1,411,200
Wind Acquisition Finance SA(b)(c)(d)(g)(h)
07/15/17	0.000%	1,800,000	3,600

Total			23,035,005

WIRELINES (3.4%)

AT&T, Inc.
Senior Unsecured
02/15/39	6.550%	3,045,000	3,173,615
BellSouth Corp.
Senior Unsecured(c)
09/15/14	5.200%	1,000,000	1,093,374
Cincinnati Bell, Inc.(c)
10/15/17	8.250%	858,000	864,435
10/15/20	8.375%	1,155,000	1,134,787

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

WIRELINES (CONTINUED)

Embarq Corp.
Senior Unsecured
06/01/36	7.995%	$280,000	$315,672
Frontier Communications Corp.
Senior Unsecured(c)
04/15/20	8.500%	2,340,000	2,535,975
ITC Deltacom, Inc.
Senior Secured
04/01/16	10.500%	922,000	1,016,505
Integra Telecom Holdings, Inc.
Senior Secured(b)
04/15/16	10.750%	821,000	890,785
Level 3 Financing, Inc.
02/15/17	8.750%	1,970,000	1,955,225
Level 3 Financing, Inc.(b)
04/01/19	9.375%	535,000	517,613
PAETEC Holding Corp.
Senior Secured
06/30/17	8.875%	1,450,000	1,562,375
PAETEC Holding Corp.(b)(c)
Senior Unsecured
12/01/18	9.875%	1,765,000	1,862,075
Qtel International Finance Ltd.(b)(d)
02/16/21	4.750%	1,000,000	928,889
10/19/25	5.000%	1,100,000	1,019,254
Qwest Communications International, Inc.
04/01/18	7.125%	3,900,000	4,207,125
Telefonica Emisiones SAU(d)
04/27/15	3.729%	2,490,000	2,513,155
06/20/16	6.421%	320,000	355,583
Tw telecom holdings, inc.(c)
03/01/18	8.000%	1,133,000	1,222,224
Verizon Communications, Inc.
Senior Unsecured
04/01/16	3.000%	2,000,000	1,989,810
Verizon New York, Inc.
Senior Unsecured
04/01/32	7.375%	1,627,000	1,825,406
Windstream Corp.
Senior Notes(b)(c)
04/01/23	7.500%	1,949,000	1,919,765

Total			32,903,647

Total Corporate Bonds & Notes (Cost: $483,492,481)			$501,566,193

Residential Mortgage-Backed Securities - Agency (4.9%)

Federal Home Loan Mortgage Corp.(e)(i)
04/01/41	4.000%	8,000,000	7,855,000
Federal National Mortgage Association(e)(i)
04/01/41	4.500%	1,900,000	1,933,546
04/01/41	5.500%	1,500,000	1,604,297
Federal National Mortgage Association(i)

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

10/01/39	4.000%	$571,937	$563,395
03/01/39- 01/01/41	4.500%	12,160,916	12,393,067
04/01/38- 05/01/40	5.000%	8,047,254	8,446,720
11/01/37- 08/01/38	6.000%	5,418,112	5,901,725
Federal National Mortgage Association(i)(j)
08/01/39	5.500%	4,324,984	4,651,823
Government National Mortgage Association(i)
04/15/40	4.500%	2,838,369	2,933,425
CMO IO Series 2010-167 Class GI
02/20/38	1.687%	3,958,946	706,695

Total Residential Mortgage-Backed Securities - Agency (Cost: $46,966,374)			$46,989,693

Residential Mortgage-Backed Securities - Non-Agency (1.6%)

BCAP LLC Trust(b)(f)(i)
CMO Series 2010-RR7 Class 17A7
03/26/36	5.060%	$730,000	$604,157
BCAP LLC Trust(b)(i)
CMO Series 2010-RR7 Class 8A6
05/26/35	5.500%	1,065,000	1,048,567
Citigroup Mortgage Loan Trust, Inc.(b)(f)(i)
CMO Series 2009-3 Class 4A3
10/25/33	2.623%	2,455,000	1,988,550
CMO Series 2009-4 Class 9A2
03/25/36	4.753%	1,275,000	1,045,500
CMO Series 2010-6 Class 2A2
09/25/35	2.815%	480,000	379,200
CMO Series 2010-6 Class 3A2
07/25/36	5.143%	2,070,000	1,987,085
Credit Suisse Mortgage Capital Certificates(b)(f)(i)
CMO Series 2010-17R Class 1A2
06/26/36	2.633%	1,165,000	852,175
Credit Suisse Mortgage Capital Certificates(b)(i)
Series 2011-4R Class 4A7
08/27/37	4.000%	3,625,000	3,330,469
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7(i)
04/25/33	5.500%	1,996,519	1,996,926
JP Morgan Reremic CMO Series 2010-5 Class 1A6(b)(f)(i)
04/26/37	4.500%	575,000	529,000
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4(b)(f)(i)
06/27/32	4.000%	1,966,132	1,979,976

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $15,790,268)			$15,741,605

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities (2.7%)

Bear Stearns Commercial Mortgage Securities
Series 2007-T26 Class A4(f)(i)
01/12/45	5.471%	$3,440,000	$3,691,953
Credit Suisse Mortgage Capital Certificates
Series 2006-C3 Class A3(f)(i)
06/15/38	5.825%	2,000,000	2,164,298
GS Mortgage Securities Corp. II
Series 2005-GG4 Class A4A(i)
07/10/39	4.751%	500,000	526,089
Greenwich Capital Commercial Funding Corp.(f)(i)
Series 2004-GG1 Class A7
06/10/36	5.317%	1,936,000	2,072,591
Greenwich Capital Commercial Funding Corp.(i)
Series 2007-GG9 Class A4
03/10/39	5.444%	2,200,000	2,328,619
Morgan Stanley Capital I(f)(i)
Series 2005-IQ10 Class A4A
09/15/42	5.230%	500,000	532,410
Morgan Stanley Capital I(i)
Series 2005-HQ5 Class A4
01/14/42	5.168%	2,635,000	2,817,621
Morgan Stanley Reremic Trust
Series 2010-GG10 Class A4A(b)(f)(i)
08/15/45	5.808%	6,750,000	7,292,186
Wachovia Bank Commercial Mortgage Trust(f)(i)
Series 2005-C20 Class A7
07/15/42	5.118%	1,800,000	1,933,962
Series 2006-C27 Class A3
07/15/45	5.765%	1,875,000	2,029,274

Total Commercial Mortgage-Backed Securities (Cost: $24,639,439)			$25,389,003

Inflation-Indexed Bonds (1.2%)

U.S. Treasury Inflation-Indexed Bond(c)
02/15/41	2.125%	11,216,018	11,853,190

Total Inflation-Indexed Bonds (Cost $11,656,513)			$11,853,190

U.S. Treasury Obligations (6.6%)

U.S. Treasury
05/15/12	1.375%	9,000,000	9,100,197
03/31/16	2.250%	23,000,000	23,026,910
U.S. Treasury(c)
04/15/13	1.750%	12,950,000	13,194,884
02/15/20	3.625%	11,700,000	12,018,100
02/15/21	3.625%	2,982,000	3,024,401
11/15/40	4.250%	2,928,000	2,800,357

Total U.S. Treasury Obligations (Cost: $63,010,306)			$63,164,849

Foreign Government Obligations(a) (23.7%)

ARGENTINA (0.8%)

Argentina Bonos(d)
Senior Unsecured
09/12/13	7.000%	$385,000	$391,983
10/03/15	7.000%	1,445,000	1,358,300
04/17/17	7.000%	460,000	427,800

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(a) (continued)

ARGENTINA (CONTINUED)

Argentina Government International Bond(d)
Senior Unsecured
12/31/33	8.280%		$2,048,998	$1,826,682
Argentina Government International Bond(d)(k)
Senior Unsecured
12/15/35	0.000%		5,000,000	807,500
Provincia de Buenos Aires(b)(d)
10/05/15	11.750%		730,000	755,211
01/26/21	10.875%		1,010,000	940,834
Provincia de Cordoba Senior Unsecured(b)(d)
08/17/17	12.375%		1,270,000	1,311,275

Total				7,819,585

AUSTRALIA (0.9%)

Treasury Corp. of Victoria(d)
Local Government Guaranteed
11/15/16	5.750%	AUD	5,620,000	5,850,016
06/15/20	6.000%	AUD	2,175,000	2,260,532

Total				8,110,548

BRAZIL (1.5%)

Brazilian Government International Bond(d)
01/20/34	8.250%		4,560,000	6,030,600
Senior Unsecured
01/17/17	6.000%		2,000,000	2,242,000
01/05/22	12.500%	BRL	4,300,000	3,068,324
Petrobras International Finance Co.(c)(d)
03/15/19	7.875%		2,880,000	3,381,365

Total				14,722,289

BULGARIA (—%)

Bulgaria Government International Bond
Senior Unsecured(b)(d)
01/15/15	8.250%		330,000	384,037

CANADA (1.3%)

Canadian Government Bond(d)
06/01/18	4.250%	CAD	5,090,000	5,648,036
06/01/19	3.750%	CAD	6,000,000	6,425,725

Total				12,073,761

CHILE (0.2%)

Corp. Nacional del Cobre de Chile Senior Unsecured(b)(d)
01/15/19	7.500%		1,380,000	1,666,752

CHINA (0.3%)

China Government International Bond Senior Unsecured(d)
10/29/13	4.750%		2,695,000	2,914,346

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(a) (continued)

COLOMBIA (0.7%)

Colombia Government International Bond
Senior Unsecured(d)
05/21/24	8.125%		$2,085,000	$2,640,653
Ecopetrol SA
Senior Unsecured(d)
07/23/19	7.625%		1,750,000	2,016,875
Empresas Publicas de Medellin ESP
Senior Unsecured(b)(d)
02/01/21	8.375%	COP	4,000,000,000	2,208,282

Total				6,865,810

CROATIA (0.1%)

Croatia Government International Bond(b)(d)
Senior Unsecured
07/14/20	6.625%		505,000	521,412
03/24/21	6.375%		500,000	500,625

Total				1,022,037

DOMINICAN REPUBLIC (0.1%)

Dominican Republic International Bond
Senior Unsecured(b)(d)
05/06/21	7.500%		775,000	789,725

EL SALVADOR (0.1%)

El Salvador Government International Bond(b)(d)
02/01/41	7.625%		600,000	595,860

FINLAND (0.2%)

Finland Government Bond
Senior Unsecured(d)
07/04/15	4.250%	EUR	1,065,000	1,604,857

FRANCE (1.1%)

France Government Bond OAT(d)
04/25/13	4.000%	EUR	2,110,000	3,113,222
04/25/19	4.250%	EUR	4,080,000	6,077,874
04/25/29	5.500%	EUR	950,000	1,580,131

Total				10,771,227

GERMANY (1.2%)

Bundesrepublik Deutschland(d)
07/04/17	4.250%	EUR	4,155,000	6,321,914
01/04/19	3.750%	EUR	3,755,000	5,533,223

Total				11,855,137

HUNGARY (0.1%)

Hungary Government International Bond
Senior Unsecured(c)(d)
03/29/21	6.375%		600,000	600,750

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(a) (continued)

INDONESIA (1.7%)

Indonesia Government International Bond(b)(d)
Senior Unsecured
04/20/15	7.250%		$4,045,000	$4,616,356
03/13/20	5.875%		5,185,000	5,522,025
Indonesia Treasury Bond(d)
Senior Unsecured
09/15/19	11.500%	IDR	7,800,000,000	1,087,475
09/15/25	11.000%	IDR	35,150,000,000	4,734,135

Total				15,959,991

IRELAND (0.1%)

Ireland Government Bond
Senior Unsubordinated Notes(d)
10/18/18	4.500%	EUR	930,000	930,637

ITALY (1.0%)

Italy Buoni Poliennali Del Tesoro(d)
06/15/15	3.000%	EUR	820,000	1,130,928
08/01/18	4.500%	EUR	5,840,000	8,340,173

Total				9,471,101

JAPAN (0.1%)

Japan Government 10-Year Bond
Senior Unsecured(d)
09/20/18	1.500%	JPY	80,000,000	1,005,544

LITHUANIA (0.1%)

Lithuania Government International Bond(b)(d)
03/09/21	6.125%		600,000	611,158
Senior Unsecured
09/14/17	5.125%		700,000	700,956

Total				1,312,114

MALAYSIA (0.1%)

Penerbangan Malaysia Bhd(b)(d)
Government Guaranteed
03/15/16	5.625%		470,000	518,768
Penerbangan Malaysia Bhd(d)
Government Guaranteed
03/15/16	5.625%		135,000	148,944
Petronas Capital Ltd.(b)(d)
08/12/19	5.250%		600,000	637,377

Total				1,305,089

MEXICO (2.2%)

Mexican Bonos(d)
12/15/16	7.250%	MXN	500,000	425,032
12/13/18	8.500%	MXN	3,418,000	3,077,348
Mexico Government International Bond(c)(d)
Senior Unsecured
01/15/20	5.125%		4,670,000	4,884,820
Mexico Government International Bond(d)
Senior Unsecured
01/11/40	6.050%		4,290,000	4,418,700

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(a) (continued)

MEXICO (CONTINUED)

Pemex Project Funding Master Trust(c)(d)
01/21/21	5.500%		$2,800,000	$2,842,000
Pemex Project Funding Master Trust(d)
03/01/18	5.750%		5,420,000	5,734,349

Total				21,382,249

NEW ZEALAND (0.2%)

New Zealand Government Bond
Senior Unsecured(d)
05/15/21	6.000%	NZD	2,540,000	1,985,133

NORWAY (0.9%)

Norway Government Bond(d)
05/19/17	4.250%	NOK	45,670,000	8,591,311

PANAMA (0.4%)

Panama Government International Bond
Senior Unsecured(d)
01/26/36	6.700%		3,340,000	3,749,150

PERU (0.4%)

Peruvian Government International Bond(b)(d)
Senior Unsecured
08/12/20	7.840%	PEN	1,300,000	497,108
Peruvian Government International Bond(d)
Senior Unsecured
05/03/16	8.375%		1,710,000	2,099,025
07/21/25	7.350%		1,210,000	1,438,085

Total				4,034,218

PHILIPPINES (0.8%)

Philippine Government International Bond(c)(d)
Senior Unsecured
01/20/20	6.500%		4,310,000	4,848,750
03/30/26	5.500%		1,675,000	1,654,062
Philippine Government International Bond(d)
Senior Unsecured
01/14/36	6.250%	PHP	46,000,000	1,001,136

Total				7,503,948

POLAND (0.7%)

Poland Government Bond(d)
10/24/15	6.250%	PLN	13,680,000	4,924,130
10/25/19	5.500%	PLN	4,000,000	1,342,830
Poland Government International Bond
Senior Unsecured(d)
07/15/19	6.375%		200,000	222,548

Total				6,489,508

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(a) (continued)

QATAR (0.2%)

Qatari Diar Finance QSC
Government Guaranteed(b)(d)
07/21/20	5.000%		$1,500,000	$1,483,125

RUSSIAN FEDERATION (1.3%)

Gazprom OAO Via Gazprom International SA(b)(c)(d)
02/01/20	7.201%		1,278,265	1,390,113
Russian Foreign Bond - Eurobond(b)(d)
Senior Unsecured
04/29/15	3.625%		2,100,000	2,123,625
Russian Foreign Bond - Eurobond(b)(d)(f)
03/31/30	7.500%		7,518,000	8,784,783
Senior Unsecured
03/31/30	7.500%		443,025	516,403

Total				12,814,924

SOUTH AFRICA (0.4%)

South Africa Government Bond(d)
09/15/17	8.250%	ZAR	16,635,000	2,433,429
South Africa Government International Bond(d)
Senior Unsecured
03/09/20	5.500%		1,180,000	1,249,325
03/08/41	6.250%		400,000	411,200

Total				4,093,954

SWEDEN (0.9%)

Sweden Government Bond(d)
08/12/17	3.750%	SEK	45,765,000	7,461,075
12/01/20	5.000%	SEK	7,000,000	1,257,181

Total				8,718,256

TRINIDAD AND TOBAGO (0.2%)

Petroleum Co. of Trinidad & Tobado Ltd.
Senior Unsecured(b)(d)
08/14/19	9.750%		1,290,000	1,565,456

TURKEY (1.3%)

Republic of Turkey(d)
01/14/41	6.000%		1,700,000	1,589,500
Turkey Government International Bond(d)
Senior Unsecured
09/26/16	7.000%		3,355,000	3,799,537
03/30/21	5.625%		2,900,000	2,958,000
02/05/25	7.375%		3,220,000	3,711,050

Total				12,058,087

UKRAINE (—%)

Ukraine Government International Bond
Senior Unsecured(b)(d)
02/23/21	7.950%		440,000	451,061

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(a) (continued)

UNITED KINGDOM (0.9%)

United Kingdom Gilt(d)
03/07/18	5.000%	GBP	2,900,000	$5,179,502
03/07/25	5.000%	GBP	1,900,000	3,345,522

Total				8,525,024

VENEZUELA (1.2%)

Petroleos de Venezuela SA(b)(d)
11/02/17	8.500%		$4,890,000	3,457,230
Petroleos de Venezuela SA(d)
04/12/17	5.250%		4,160,000	2,512,640
Venezuela Government International Bond(b)(d)
Senior Unsecured
08/23/22	12.750%		1,360,000	1,176,400
05/07/23	9.000%		6,086,000	4,168,910

Total				11,315,180

Total Foreign Government Obligations (Cost: $216,065,030)				$226,541,781

Issue	Coupon		Principal
Description	Rate		Amount	Value

Municipal Bonds (0.9%)

California Educational Facilities Authority Revenue Bonds University of Southern California Series 2009B
10/01/38	5.000%		$1,410,000	$1,377,049
Missouri State Health & Educational Facilities Authority Revenue Bonds St. Louis University VRDN Series 1999 (Bank of America)(o)
01/15/37	5.000%		1,405,000	1,417,546
New York City Transitional Finance Authority Subordinated Revenue Bonds Future Tax Secured Series 2011C
11/01/39	5.000%		1,405,000	1,365,393
State of California Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
04/01/39	7.550%		640,000	698,880
State of Illinois Unlimited General Obligation Taxable Bonds Series 2011
03/01/19	5.877%		2,435,000	2,434,391
State of Texas Unlimited General Obligation Bonds Transportation Commission Mobility Fund Series 2007
04/01/37	5.000%		1,410,000	1,405,925

Total Municipal Bonds (Cost: $8,615,523)				$8,699,184

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (4.0%)

AEROSPACE & DEFENSE (0.1%)

Huntington Ingalls Industries, Inc. Term Loan(f)(l)(m)
TBD	TBD	$100,000	$99,250
TASC, Inc. Tranche B Term Loan(f)(m)
12/18/15	5.750%	249,370	249,547
Transdigm, Inc. 1st Lien Term Loan(f)(m)
02/14/17	4.000%	200,000	201,250

Total			550,047

AIRLINES (0.1%)

Delta Air Lines, Inc.
2nd Lien Term Loan(f)(l)(m)
TBD	TBD	224,417	223,061
U.S. Airways Group, Inc.
Term Loan(f)(l)(m)
TBD	TBD	468,403	429,371
United Airlines, Inc. Tranche B Term Loan(f)(m)
02/01/14	2.313%	272,999	265,680

Total			918,112

AUTOMOTIVE (0.2%)

Allison Transmission, Inc. Term Loan(f)(m)
08/07/14	3.010%	300,000	296,865
Autotrader.com, Inc. Tranche B Term Loan(f)(m)
12/15/16	4.750%	150,000	150,750
Ford Motor Co. Tranche B1 Term Loan(f)(m)
12/15/13	3.010%	422,868	422,522
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan(f)(m)
04/30/14	1.960%	450,000	442,125
UCI International, Inc. Term Loan(f)(m)
07/26/17	5.500%	224,438	225,840

Total			1,538,102

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

BUILDING MATERIALS (0.1%)

Armstrong World Industries, Inc. Tranche B1 Term Loan(f)(m)
03/10/18	4.000%	$150,000	$150,562
CPG International I, Inc. Term Loan(f)(l)(m)
TBD	TBD	349,125	348,909
Goodman Global, Inc.
1st Lien Term Loan(f)(m)
10/28/16	5.750%	374,063	374,994

Total			874,465

CHEMICALS (0.3%)

Celanese U.S. Holdings LLC
Term Loan(f)(m)
04/02/14	1.761%	400,000	399,952
ISP Chemco LLC
Term Loan(f)(m)
06/04/14	1.782%	150,000	147,750
Momentive Specialty Chemicals, Inc.
Tranche C4A Term Loan(f)(m)
05/05/13	2.563%	373,059	370,963
Omnova Solutions, Inc.
Term Loan(f)(l)(m)
TBD	TBD	350,000	352,187
PQ Corp.
1st Lien Term Loan(f)(m)
07/30/14	3.538%	324,169	315,585
Rockwood Specialties Group, Inc.
Term Loan(f)(m)
02/09/18	3.750%	200,000	201,050
Solutia, Inc.
Tranche 1 Term Loan(f)(l)(m)
TBD	TBD	296,250	297,823
Styron S.A.R.L.
Term Loan(d)(f)(m)
08/02/17	6.000%	224,438	225,685
Univar, Inc.
Tranche B Term Loan(f)(m)
06/30/17	5.000%	498,750	500,436

Total			2,811,431

CONSUMER CYCLICAL SERVICES (0.1%)

Instant Web, Inc.(f)(m)
Delayed Draw Term Loan
08/07/14	3.629%	14,160	12,071
Term Loan
08/07/14	3.629%	135,840	115,804
Live Nation Entertainment, Inc.
Tranche B Term Loan(f)(m)
11/07/16	4.500%	224,435	224,996

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

CONSUMER CYCLICAL SERVICES (CONTINUED)

Sabre, Inc.
Term Loan(f)(m)
09/30/14	2.267%	$318,780	$300,051
ServiceMaster Co. (The)(f)(m)
Delayed Draw Term Loan
07/24/14	2.750%	31,698	31,095
Term Loan
07/24/14	2.763%	317,477	311,436

Total			995,453

CONSUMER PRODUCTS (0.2%)

Affinion Group, Inc.
Tranche B Term Loan(f)(m)
10/09/16	5.000%	99,498	99,356
Amscan Holdings, Inc.(f)(l)(m)
Term Loan
TBD	TBD	173,811	174,790
Amscan Holdings, Inc.(f)(m)
Term Loan
12/02/17	6.750%	299,250	300,935
Jarden Corp.
Tranche B Term Loan(f)(l)(m)
TBD	TBD	125,000	125,879
NBTY, Inc.(f)(l)(m)
Tranche B1 Term Loan
TBD	TBD	249,375	249,726
NBTY, Inc.(f)(m)
Tranche B1 Term Loan
10/01/17	4.250%	225,000	225,317
Visant Corp.(f)(l)(m)
Tranche B Term Loan
TBD	TBD	325,000	324,187
Visant Corp.(f)(m)
Tranche B Term Loan
12/22/16	5.250%	149,625	149,251

Total			1,649,441

DIVERSIFIED MANUFACTURING (0.1%)

Acosta, Inc.
Tranche B Term Loan(f)(m)
03/01/18	4.750%	300,000	300,321
Tomkins, LLC/Inc.(d)(f)(l)(m)
Tranche B1 Term Loan
TBD	TBD	423,750	424,742
Tomkins, LLC/Inc.(d)(f)(m)
Tranche B1 Term Loan
09/29/16	4.250%	75,000	75,175

Total			800,238

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

ELECTRIC (0.2%)

Calpine Corp.
Term Loan(f)(m)
04/01/18	4.500%	75,000	$75,245
Covanta Energy Corp.(f)(m)
Letter of Credit
02/10/14	2.307%	33,840	33,574
Term Loan
02/10/14	1.813%	65,988	65,469
Dynegy Holdings, Inc.(f)(l)(m)
Letter of Credit
TBD	TBD	$324,171	329,998
Tranche B Term Loan
TBD	TBD	25,762	25,510
NRG Energy, Inc.(f)(l)(m)
Credit Linked Deposit
TBD	TBD	138,401	137,586
NRG Energy, Inc.(f)(m)
Term Loan
02/01/13	2.057%	209,615	208,380
TPF Generation Holdings LLC(f)(l)(m)
1st Lien Term Loan
TBD	TBD	138,599	137,039
Synthetic Revolving Term Loan
TBD	TBD	43,448	42,959
TPF Generation Holdings LLC(f)(m)
1st Lien Synthetic Letter of Credit
12/15/13	237.000%	298,953	295,590
Texas Competitive Electric Holdings Co. LlC
Tranche B2 Term Loan(f)(m)
10/10/14	3.783%	650,000	547,125

Total			1,889,475

ENTERTAINMENT (0.1%)

AMC Entertainment, Inc.
Tranche B2 Term Loan(f)(l)(m)
TBD	TBD	299,211	299,210
Cedar Fair LP
Tranche 1 Term Loan(f)(m)
12/15/17	4.000%	149,625	150,345
Regal Cinemas Corp.
Term Loan(f)(m)
08/23/17	3.557%	150,000	150,234
Six Flags Theme Parks, Inc.
Tranche B Term Loan(f)(m)
06/30/16	5.250%	125,000	126,000

Total			725,789

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

FOOD AND BEVERAGE (0.4%)

Advantage Sales & Marketing, Inc.
1st Lien Term Loan(f)(m)
12/17/17	5.250%	75,000	$75,056
Aramark Corp.(f)(m)
2nd Letter of Credit
07/26/16	0.094%	18,512	18,505
Tranche B Term Loan
07/26/16	3.557%	281,488	281,387
Dean Foods Co.
Tranche B Term Loan(f)(m)
04/02/16	3.560%	500,000	494,585
Del Monte Foods Co.
Term Loan(f)(m)
11/26/17	4.500%	150,000	150,250
Dole Food Co., Inc.
Tranche B1 Term Loan(f)(m)
03/02/17	5.500%	$121,688	122,296
Earthbound Holdings III LLC
Term Loan(f)(m)
12/21/16	0.000%	374,062	375,933
Green Mountain Coffee Roasters, Inc.
Tranche B Term Loan(f)(m)
12/16/16	5.500%	300,000	302,250
Pierre Foods, Inc.
1st Lien Term Loan(f)(m)
09/30/16	7.000%	323,687	324,800
Solvest Ltd.
Tranche C1 Term Loan(d)(f)(m)
03/02/17	5.038%	302,242	303,753
U.S. Foodservice(f)(l)(m)
Term Loan
TBD	TBD	49,093	47,713
U.S. Foodservice(f)(m)
Term Loan
07/03/14	2.753%	300,000	291,564
WM. Bolthouse Farms, Inc.
1st Lien Term Loan(f)(l)(m)
TBD	TBD	297,718	299,951
Windsor Quality Food Co., Ltd.
Tranche B Term Loan(f)(m)
02/14/17	5.000%	364,500	363,589

Total			3,451,632

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

GAMING (0.2%)

Caesars Entertainment Operating Co., Inc.
Tranche B2 Term Loan(f)(m)
02/01/15	3.303%	$400,000	$371,624
Isle of Capri Casinos, Inc.(f)(l)(m)
Term Loan
TBD	TBD	125,000	125,573
Isle of Capri Casinos, Inc.(f)(m)
Term Loan
11/25/13	6.000%	214,064	215,044
Tranche A Delayed Draw Term Loan
11/25/13	5.000%	75,311	75,655
Tranche B Delayed Draw Term Loan
11/25/13	5.000%	85,625	86,018
Las Vegas Sands LLC(f)(l)(m)
Delayed Draw Term Loan
TBD	TBD	62,599	61,073
Tranche B Term Loan
11/23/16	2.000%	310,676	303,105
Penn National Gaming, Inc.
Tranche B Term Loan(f)(m)
10/03/12	2.028%	325,000	324,087
Twin River Worldwide Holdings, Inc.
Term Loan(f)(m)
11/05/15	8.500%	150,000	150,563

Total			1,712,742

GAS PIPELINES (—%)

Calumet Lubricants Co. LP(f)(m)
Letter of Credit
01/03/15	4.153%	5,990	5,939
Term Loan
01/03/15	4.313%	43,895	43,522

Total			49,461

HEALTH CARE (0.4%)

Community Health Systems, Inc.(f)(m)
Delayed Draw Term Loan
07/25/14	2.561%	38,982	38,561
Term Loan
07/25/14	2.561%	760,227	752,031
ConvaTec, Inc.
Term Loan(f)(m)
12/22/16	5.750%	299,250	299,549
DaVita, Inc.
Tranche B Term Loan(f)(m)
10/20/16	4.500%	299,250	300,265
Emdeon Business Services LLC
2nd Lien Term Loan(f)(l)(m)
TBD	TBD	300,000	298,875
HCA, Inc.
Tranche A1 Term Loan(f)(m)
11/16/12	1.557%	400,000	397,588
Health Management Associates, Inc.
Tranche B Term Loan(f)(m)
02/28/14	2.057%	199,447	197,369
Inverness Medical
1st Lien Term Loan(f)(l)(m)
TBD	TBD	349,093	343,857
MedAssets, Inc.
Term Loan(f)(m)
11/16/16	5.250%	300,000	301,407
Onex Carestream Finance LP
Term Loan(f)(m)
02/25/17	5.000%	350,000	343,189
Res-Care, Inc.
Tranche B Term Loan(f)(m)
12/22/16	7.250%	100,000	100,000

Total			3,372,691

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

INDEPENDENT ENERGY (—%)

MEG Energy Corp.
Term Loan(d)(f)(l)(m)
TBD	TBD	$75,000	$75,492

LIFE INSURANCE (—%)

CNO Financial Group, Inc.
Term Loan(f)(m)
09/30/16	7.500%	260,000	261,394

MEDIA CABLE (0.2%)

Bresnan Broadband Holdings LLC
Tranche B Term Loan(f)(m)
12/14/17	4.500%	99,750	100,207
Cequel Communications LLC
Term Loan(f)(m)
11/05/13	2.260%	299,221	296,809
Charter Communications Operating LLC(f)(l)(m)
Tranche B1 Term Loan
TBD	TBD	168,268	167,815
Charter Communications Operating LLC(f)(m)
Tranche B1 Term Loan
03/06/14	2.250%	175,000	174,529
MCC Iowa LLC
Tranche F Term Loan(f)(m)
10/23/17	4.500%	325,000	322,562
Mediacom Illinois LLC
Tranche E Term Loan(f)(m)
10/23/17	4.500%	475,000	465,106
TWCC Holding Corp.
Term Loan(f)(m)
02/11/17	4.250%	124,687	125,502
WideOpenWest Finance LLC
1st Lien Term Loan(f)(m)
06/30/14	2.756%	250,000	237,240

Total			1,889,770

MEDIA NON-CABLE (0.3%)

CMP Susquehanna Corp.
Term Loan(f)(l)(m)
TBD	TBD	460,816	452,867
Clear Channel Communications, Inc.(f)(l)(m)
Tranche B Term Loan
TBD	TBD	175,000	154,019
Clear Channel Communications, Inc.(f)(m)
Tranche B Term Loan
01/29/16	3.896%	289,208	254,535
Encompass Digital Media
Tranche B Term Loan(f)(m)
02/28/16	7.750%	250,000	249,375
Getty Images, Inc.
Term Loan(f)(m)
11/07/16	5.250%	74,812	75,307
Gray Television, Inc(f)(l)(m)
Tranche B Term Loan
TBD	TBD	174,549	172,706
Gray Television, Inc(f)(m)
Tranche B Term Loan
12/31/14	4.510%	300,000	296,832
NextMedia Operating, Inc.
Term Loan(f)(m)
05/27/16	8.250%	250,000	250,078
Postmedia Network, Inc.
Term Loan(d)(f)(l)(m)
TBD	TBD	150,000	150,338
Quad/Graphics, Inc.
Term Loan(f)(m)
07/02/16	5.500%	349,121	348,534

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

MEDIA NON-CABLE (CONTINUED)

Radio One, Inc.(f)(l)(m)
Term Loan
03/31/16	7.500%	$375,000	$379,219
Tranche A Revolving Term Loan
TBD	TBD	13,641	13,606
Tranche C Term Loan
06/30/12	6.561%	12,458	12,427
Radio One, Inc.(f)(m)
Tranche A Revolving Term Loan
06/30/12	0.500%	2,273	2,268
Univision Communications, Inc.
1st Lien Term Loan(f)(m)
03/31/17	4.496%	545,166	531,607

Total			3,343,718

NON-CAPTIVE CONSUMER (—%)

Springleaf Funding Co.
Term Loan(f)(m)
04/21/15	7.250%	300,000	300,189

NON-CAPTIVE DIVERSIFIED (—%)

iStar Financial, Inc.
Tranche A2 Term Loan(f)(m)
06/30/14	7.000%	100,000	99,806

OTHER FINANCIAL INSTITUTIONS (—%)

Harland Clarke Holdings Corp.
Tranche B Term Loan(f)(m)
06/30/14	2.786%	275,000	261,299

OTHER INDUSTRY (—%)

Rexnord LLC/RBS Global, Inc.
Tranche B1 Term Loan(f)(m)
07/19/13	2.813%	50,000	49,625

PACKAGING (0.1%)

BWAY Holding Co.
Tranche B Term Loan(f)(m)
02/23/18	4.500%	137,424	137,854
Berry Plastics Holding Corp.
Tranche C Term Loan(f)(m)
04/03/15	2.314%	149,611	143,491
Graham Packaging Co. LP
Tranche C Term Loan(f)(m)
04/05/14	6.750%	288,063	289,757
ICL Industrial Containers ULC
Tranche C Term Loan(d)(f)(m)
02/23/18	4.500%	12,232	12,270
Reynolds Group Holdings, Inc.
Term Loan(f)(m)
02/09/18	4.250%	250,000	251,050

Total			834,422

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

PAPER (—%)

Georgia-Pacific LLC
Tranche B Term Loan(f)(m)
12/23/12	2.309%	$325,000	$324,812
Rock-Tenn Co.
Tranche B Term Loan(f)(l)(m)
TBD	TBD	125,000	125,736

Total			450,548

REITS (—%)

CB Richard Ellis Services, Inc.
Tranche C Term Loan(f)(l)(m)(n)
TBD	TBD	100,000	99,656

RETAILERS (0.5%)

Claire’s Stores, Inc.
Tranche B Term Loan(f)(l)(m)
TBD	TBD	500,000	475,520
Dollar General Corp.
Tranche B1 Term Loan(f)(m)
07/07/14	3.021%	325,000	325,052
General Nutrition Centers, Inc.
Tranche B Term Loan(f)(m)
03/02/18	4.250%	475,000	474,644
J. Crew Group, Inc.
Term Loan(f)(l)(m)
TBD	TBD	475,000	473,338
Jo-Ann Stores, Inc.
Term Loan(f)(m)
03/19/18	4.750%	425,000	420,618
Michaels Stores, Inc.(f)(l)(m)
Tranche B2 Term Loan
TBD	TBD	70,000	70,214
Michaels Stores, Inc.(f)(m)
Tranche B1 Term Loan
10/31/13	2.584%	419,908	416,158
Neiman Marcus Group, Inc. (The)
Tranche B2 Term Loan(f)(m)
04/06/16	4.310%	475,000	475,679
Orchard Supply Hardware LLC
Term Loan(f)(m)
12/21/13	5.000%	475,000	447,094
Pep Boys-Manny, Moe & Jack (The)
Term Loan(f)(m)
10/27/13	2.310%	199,275	197,781
PetCo Animal Supplies, Inc.(f)(l)(m)
Term Loan
TBD	TBD	220,250	220,765
PetCo Animal Supplies, Inc.(f)(m)
Term Loan
11/24/17	4.500%	250,000	250,585

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

RETAILERS (CONTINUED)

Rite Aid Corp.
Tranche 2 Term Loan(f)(l)(m)
TBD	TBD	$461,660	$443,291
Toys ‘R’ Us-Delaware, Inc.
Term Loan(f)(l)(m)
TBD	TBD	320,000	321,680

Total			5,012,419

SUPERMARKETS (0.1%)

Great Atlantic & Pacific Tea Co., Inc. (The)
Debtor In Possession Term Loan(f)(m)
06/14/12	8.750%	250,000	253,020
Supervalu, Inc.
Tranche B2 Term Loan(f)(l)(m)
TBD	TBD	374,055	374,250

Total			627,270

TECHNOLOGY (0.2%)

Attachmate Corp.
1st Lien Term Loan(f)(l)(m)
TBD	TBD	75,000	74,375
CommScope, Inc.
Term Loan(f)(m)
01/14/18	5.000%	100,000	100,625
Edwards (Cayman Islands II) Ltd.
1st Lien Term Loan(d)(f)(m)
05/31/16	5.500%	125,000	124,500
Fidelity National Information Services, Inc.
Tranche B Term Loan(f)(m)
07/18/16	5.250%	200,000	201,166
First Data Corp.
Tranche B1 Term Loan(f)(m)
09/24/14	3.002%	450,000	430,735
Freescale Semiconductor, Inc.
Term Loan(f)(l)(m)
TBD	TBD	299,028	297,022
Infor Enterprise Solutions Holdings, Inc.(f)(m)
1st Lien Delayed Draw Term Loan
07/28/15	6.000%	112,733	111,268
1st Lien Term Loan
07/28/15	6.000%	212,267	209,507

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

TECHNOLOGY (CONTINUED)

Kasima LLC
Term Loan(f)(l)(m)
TBD	TBD	$150,000	$149,625
NDS Finance Ltd.
Tranche B Term Loan(f)(m)
03/10/18	4.000%	75,000	74,737
Rovi Solutions Corp./Guides, Inc.(f)(m)
Tranche A Term Loan
02/07/16	2.820%	50,000	49,938
Tranche B Term Loan
02/07/18	4.000%	50,000	50,313
SunGard Data Systems, Inc.
Tranche B Term Loan(f)(m)
02/28/16	3.933%	244,500	244,654
Syniverse Holdings, Inc.
Term Loan(f)(m)
12/21/17	5.250%	75,000	75,250
Trans Union LLC
Term Loan(f)(m)
02/10/18	4.750%	100,000	100,417

Total			2,294,132

TRANSPORTATION SERVICES (0.1%)

Hertz Corp. (The)(f)(m)
Letter of Credit
03/11/18	3.750%	225,000	220,124
Tranche B Term Loan
03/11/18	3.750%	275,000	275,195

Total			495,319

WIRELESS (—%)

MetroPCS Wireless, Inc.
Tranche B3 Term Loan(f)(m)
03/19/18	4.060%	125,000	124,938

WIRELINES (—%)

Windstream Corp.
Tranche B2 Term Loan(f)(m)
12/17/15	3.060%	199,494	199,599

Total Senior Loans (Cost: $37,693,229)			$37,758,675

	Shares	Value

Money Market Fund (2.0%)
Columbia Short-Term Cash Fund, 0.229%(p)(q)	18,702,723	$18,702,723

Total Money Market Fund (Cost: $18,702,723)		$18,702,723

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (16.9%)

Asset-Backed Commercial Paper (2.1%)

Antalis US Funding Corp.
05/23/11	0.340%	$1,998,980	$1,998,980
Cancara Asset Securitisation LLC
04/21/11	0.250%	4,999,062	4,999,062
Macquarie Bank Ltd.
05/09/11	0.395%	2,497,559	2,497,559
05/10/11	0.395%	2,497,531	2,497,531
Rhein-Main Securitisation Ltd.
04/18/11	0.551%	2,996,013	2,996,013
Rheingold Securitization
04/28/11	0.551%	4,993,125	4,993,125

Total			19,982,270

Certificates of Deposit (8.4%)

Australia and New Zealand Bank Group, Ltd.
06/30/11	0.400%	5,000,000	5,000,000
Barclays Bank PLC
05/23/11	0.400%	5,000,000	5,000,000
Credit Industrial et Commercial
05/23/11	0.400%	5,000,000	5,000,000
06/13/11	0.400%	2,000,000	2,000,000
DZ Bank AG
04/08/11	0.400%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
04/26/11	0.400%	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04/04/11	0.360%	3,000,000	3,000,000
04/04/11	0.380%	1,000,000	1,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	$4,000,000	$4,000,000
KBC Bank NV
04/25/11	0.450%	1,000,000	1,000,000
04/29/11	0.450%	5,000,000	5,000,000
Landesbank Hessen Thuringen
04/11/11	0.300%	7,000,000	7,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/11/11	0.370%	1,998,172	1,998,172
06/08/11	0.340%	4,000,000	4,000,000
N.V. Bank Nederlandse Gemeenten
04/27/11	0.380%	5,000,000	5,000,000
Natixis
05/09/11	0.503%	5,000,000	5,000,000
Norinchukin Bank
05/09/11	0.350%	2,000,000	2,000,000
Societe Generale
07/01/11	0.363%	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	7,000,000	7,000,000
United Overseas Bank Ltd.
04/18/11	0.390%	2,000,000	2,000,000

Total			79,998,172

Commercial Paper (0.5%)

Royal Park Investments Funding Corp.
06/28/11	0.601%	4,992,417	4,992,417

Other Short-Term Obligations (0.6%)

Goldman Sachs Group, Inc. (The)
04/20/11	0.270%	4,000,000	4,000,000
Natixis Financial Products LLC
04/01/11	0.470%	1,500,000	1,500,000

Total			5,500,000

Repurchase Agreements (5.3%)

Cantor Fitzgerald & Co. dated 03/31/11, matures 04/01/11, repurchase price $20,000,128(r)
	0.230%	20,000,000	20,000,000
Citigroup Global Markets, Inc. dated 03/31/11, matures 04/01/11 repurchase price $5,000,018(r)
	0.130%	5,000,000	5,000,000
Goldman Sachs & Co. dated 03/31/11, matures 04/01/11, repurchase price $8,845,772(r)
	0.160%	8,845,732	8,845,732

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Merrill Lynch Pierce Fenner & Smith, Inc. dated 01/18/11, matures 04/18/11, repurchase price $7,001,050(r)
	0.300%	$7,000,000	$7,000,000
Nomura Securities dated 03/31/10, matures 04/01/11, repurchase price $10,000,067(r)
	0.240%	10,000,000	10,000,000

Total			50,845,732

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $161,318,591)			$161,318,591

Total Investments
(Cost: $1,087,950,477)(s)			$1,117,725,487(t)
Other Assets & Liabilities, Net			(163,677,284)

Net Assets			$954,048,203

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Long Bond, 20-year	205	$24,638,438	June 2011	$54,606	$—
U.S. Treasury Note, 2-year	(241)	(52,568,125)	July 2011	—	(26,722)
U.S. Treasury Note, 5-year	(115)	(13,430,742)	July 2011	—	(6,885)
U.S. Treasury Note, 10-year	(649)	(77,251,281)	June 2011	—	(141,330)
U.S. Treasury Ultra Bond, 30-year	74	9,143,625	June 2011	43,827	—

Total				$98,433	$(174,937)

Forward Foreign Currency Exchange Contracts Open at March 31, 2011

		Currency to be	Currency to be	Unrealized	Unrealized
Counterparty	Exchange Date	Delivered	Received	Appreciation	Depreciation

State Street Bank & Trust Co.	April 1, 2011	765,910	784,985	$—	$(5,020)
		(CAD)	(USD)

State Street Bank & Trust Co.	April 1, 2011	1,835,625	2,932,962	—	(11,747)
		(GBP)	(USD)

UBS Securities LLC	April 4, 2011	1,934,081	1,473,190	—	(2,514)
		(NZD)	(USD)

UBS Securities LLC	April 7, 2011	2,545,000	1,885,082	—	(56,379)
		(NZD)	(USD)

State Street Bank & Trust Co.	April 19, 2011	1,800,000	2,449,872	—	(100,377)
		(EUR)	(USD)

Goldman, Sachs & Co.	April 20, 2011	6,962,000	6,967,674	—	(219,288)
		(AUD)	(USD)

HSBC Securities (USA), Inc.	April 20, 2011	10,777,000	11,649,866	—	(84,553)
		(CHF)	(USD)

HSBC Securities (USA), Inc.	April 20, 2011	171,000	186,722	531	—
		(CHF)	(USD)

Goldman, Sachs & Co.	April 20, 2011	389,597,000	4,768,277	84,074	—
		(JPY)	(USD)

State Street Bank & Trust Co.	April 20, 2011	7,141,152	6,978,000	53,841	—
		(USD)	(CAD)

Barclays Bank PLC	April 20, 2011	4,850,676	2,979,000	—	(72,609)
		(USD)	(GBP)

HSBC Securities (USA), Inc.	April 20, 2011	11,856,983	66,607,000	177,188	—
		(USD)	(NOK)

Total				$315,634	$(552,487)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $260,074,698 or 27.26% of net assets.

(c)	At March 31, 2011, security was partially or fully on loan.

(d)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 34.20% of net assets.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2011.

(g)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2011 was $3,600, representing less than 0.01% of net assets. Information concerning such security holdings at March 31, 2011 was as follows:

Acquisition
Security	dates	Cost

Wind Acquisition Finance SA	03-02-11	$—
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2011, the value of these securities amounted to $3,600, which represents less than 0.01% of net assets.

(i)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)	At March 31, 2011, investments in securities included securities valued at $1,548,505 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k)	Zero coupon bond.

(l)	Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(m)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)	At March 31, 2011, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment

CB Richard Ellis Services, Inc.	$100,000
(o)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions, rate shown is the effective rate on March 31, 2011.

(p)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(q)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$54,155,709	$93,590,295	$(129,043,282)	$—	$18,702,722	$22,445	$18,702,722
(r)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$2,778
Fannie Mae Interest Strip	1,080,954
Fannie Mae Pool	9,520,712
Fannie Mae Principal Strip	101,881
Fannie Mae REMICS	317,028
Federal Farm Credit Bank	181,845
Federal Home Loan Banks	269,812
Federal Home Loan Mortgage Corp	158,069
Federal National Mortgage Association	123,639
FHLMC Structured Pass Through Securities	55,363
Freddie Mac Coupon Strips	1,198
Freddie Mac Gold Pool	1,349,259
Freddie Mac Non Gold Pool	4,088,133
Freddie Mac REMICS	404,989
Freddie Mac Strips	105,315
Ginnie Mae I Pool	286,128
Ginnie Mae II Pool	870,363
Government National Mortgage Association	337,982
LMA SA & LMA Americas	957
Metlife Short Term Funding	1,314
Sanofi-Aventis	4,085
Silver Tower US Fund	912
Suncorp-Metway Ltd	2,804
United States Treasury Inflation Indexed Bonds	60,090
United States Treasury Strip Coupon	979,121
United States Treasury Strip Principal	95,271

Total Market Value of Collateral Securities	$20,400,002

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value

Fannie Mae Benchmark REMIC	$22,065
Fannie Mae REMICS	1,631,922
Fannie Mae Whole Loan	38,035
Fannie Mae-Aces	10,257
Freddie Mac Reference REMIC	152,925
Freddie Mac REMICS	2,492,892
Government National Mortgage Association	751,904

Total Market Value of Collateral Securities	$5,100,000

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$9,022,647

Total Market Value of Collateral Securities	$9,022,647

Merrill Lynch Pierce Fenner & Smith, Inc. (0.300%)

Security Description	Value

Breeds Hill Capital Ltd	$3,341,365
LMA SA & LMA Americas	112,958
Metlife Short Term Funding	993,451
Sanofi-Aventis	1,040,226
Silver Tower US Fund	990,314
Suncorp-Metway Ltd	871,686

Total Market Value of Collateral Securities	$7,350,000

Nomura Securities (0.240%)

Security Description	Value

Fannie Mae Pool	$7,428,146
Freddie Mac Gold Pool	2,771,854

Total Market Value of Collateral Securities	$10,200,000

(s)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $1,087,950,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$33,766,000
Unrealized Depreciation	(3,991,000)

Net Unrealized Appreciation	$29,775,000

(t)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
IO	Interest Only
PIK	Payment-in-Kind
VRDN	Variable Rate Demand Note
Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD	US Dollar
UYU	Uruguay Pesos
ZAR	South African Rand
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes
Wireless	$—	$—	$3,600	$3,600
All Other Industries		501,562,593	—	501,562,593
Residential Mortgage-Backed Securities - Agency	—	46,989,693	—	46,989,693
Residential Mortgage-Backed Securities - Non-Agency	—	8,468,886	7,272,719	15,741,605
Commercial Mortgage-Backed Securities	—	25,389,003	—	25,389,003
Inflation-Indexed Bonds	—	11,853,190	—	11,853,190
U.S. Treasury Obligations	63,164,849	—	—	63,164,849
Foreign Government Obligations	—	226,541,781	—	226,541,781
Municipal Bonds	—	8,699,184	—	8,699,184

Total Bonds	63,164,849	829,504,330	7,276,319	899,945,498

Other
Senior Loans
Health Care	—	3,272,691	100,000	3,372,691
All Other Industries	—	34,385,984	—	34,385,984
Affiliated Money Market Fund(c)	18,702,723	—	—	18,702,723
Investments of Cash Collateral Received for Securities on Loan	—	161,318,591	—	161,318,591

Total Other	18,702,723	198,977,266	100,000	217,779,989

Investments in Securities	81,867,572	1,028,481,596	7,376,319	1,117,725,487
Derivatives(d)
Assets
Futures Contracts	98,433	—	—	98,433
Forward Foreign Currency Exchange Contracts	—	315,634	—	315,634
Liabilities
Futures Contracts	(174,937)	—	—	(174,937)
Forward Foreign Currency Exchange Contracts	—	(552,487)	—	(552,487)

Total	$81,791,068	$1,028,244,743	$7,376,319	$1,117,412,130

(a)   See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)   There were no significant transfers between Levels 1 and 2 during the period.
(c)   Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.
(d)   Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Corporate	Mortgage-Backed	Senior
	Bonds & Notes	Securities	Loans
		Non-Agency		Total

Balance as of December 31, 2010	$1,491,466	$—	$—	$1,491,466
Accrued discounts/premiums	—	3,583	83	3,666
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)*	3,600	(3,583)	1,917	1,934
Sales	—	—	—	—
Purchases	—	7,272,719	—	7,272,719
Transfers into Level 3	—	—	98,000	98,000
Transfers out of Level 3	(1,491,466)	—	—	(1,491,466)

Balance as of March 31, 2011	$3,600	$7,272,719	$100,000	$7,376,319

*	Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2011 was $1,934, which is comprised of Corporate Bonds & Notes of $3,600, Residential Mortgage-Backed Securities - Non-Agency of $(3,583), and Senior Loans of $1,917.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Variable Portfolio – AllianceBernstein International Value Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (97.7%)

AUSTRALIA (3.8%)

Australia & New Zealand Banking Group Ltd.(a)	412,900	$10,163,599
Boral Ltd.(a)(b)	246,067	1,271,383
Challenger Ltd.(a)	753,200	3,840,315
Incitec Pivot Ltd.(a)(b)	756,700	3,387,490
Macquarie Group Ltd.(a)(b)	63,200	2,388,907
National Australia Bank Ltd.(a)	972,400	25,989,747
Telstra Corp., Ltd.(a)	1,235,900	3,605,096

Total		50,646,537

AUSTRIA (0.7%)

OMV AG(a)	211,500	9,558,635

BELGIUM (1.9%)

Delhaize Group SA(a)	174,500	14,207,460
KBC Groep NV(a)(c)	297,100	11,172,560

Total		25,380,020

BRAZIL (1.2%)

Banco do Brasil SA(a)	209,900	3,786,209
Rossi Residencial SA(a)	107,500	903,378
Vale SA, ADR(a)(b)	373,400	11,022,768

Total		15,712,355

CANADA (5.9%)

Agrium, Inc.(a)	58,900	5,439,213
Magna International, Inc., Class A(a)(b)(c)	270,600	12,973,170
National Bank of Canada(a)(b)	109,400	8,890,795
New Gold, Inc.(a)(c)	327,915	3,859,216
Nexen, Inc.(a)	613,304	15,289,900
Penn West Energy Trust Unit(a)(b)(c)	381,903	10,604,259
Quebecor, Inc., Class B(a)	83,100	2,972,571
Toronto-Dominion Bank (The)(a)	94,700	8,380,877
Yellow Media, Inc.(a)(b)	1,738,000	9,877,648

Total		78,287,649

CHINA (1.1%)

Bank of China Ltd., Series H(a)(b)	7,395,300	4,112,431
China Petroleum & Chemical Corp., Series H(a)(b)	4,374,000	4,367,502
Daphne International Holdings Ltd.(a)	2,420,000	1,817,631
Evergrande Real Estate Group Ltd.(a)	6,872,000	3,771,742

Total		14,069,306

Issuer	Shares	Value

Common Stocks (continued)

DENMARK (0.4%)

Danske Bank AS(a)(c)	179,066	$3,965,101
Danske Bank AS(a)(c)	59,688	1,333,030

Total		5,298,131

FRANCE (11.8%)

BNP Paribas(a)	168,141	12,298,112
Bouygues SA(a)	516,200	24,788,854
Cap Gemini SA(a)	266,345	15,470,361
Cie de St. Gobain(a)	214,000	13,103,242
Cie Generale de Geophysique-Veritas(a)(c)	142,647	5,143,942
Faurecia(a)(c)	7,617	278,506
France Telecom SA(a)	536,900	12,029,740
Renault SA(a)(c)	287,100	15,872,309
Sanofi-Aventis SA(a)	166,900	11,702,351
Societe Generale(a)	426,900	27,739,361
Vivendi SA(a)	627,410	17,916,677

Total		156,343,455

GERMANY (5.6%)

Allianz SE(a)	175,700	24,658,662
E.ON AG(a)	771,900	23,574,326
Muenchener Rueckversicherungs AG(a)	91,100	14,330,862
ThyssenKrupp AG(a)	293,700	11,999,953

Total		74,563,803

HONG KONG (1.6%)

Esprit Holdings Ltd.(a)	2,219,900	10,178,247
New World Development Ltd.(a)	5,783,000	10,196,215

Total		20,374,462

IRELAND (0.3%)

Smurfit Kappa Group PLC(a)(c)	250,700	3,179,862

ITALY (4.3%)

ENI SpA(a)	620,300	15,234,609
Telecom Italia SpA(a)(b)	17,333,800	26,653,514
UniCredit SpA(a)	6,272,000	15,501,849

Total		57,389,972

JAPAN (23.2%)

Asahi Breweries Ltd.(a)	399,500	6,642,085
Asahi Glass Co., Ltd.(a)	1,125,000	14,154,011
Bridgestone Corp.(a)	670,800	14,026,977
DIC Corp.(a)	1,057,000	2,458,433

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Dowa Holdings Co., Ltd.(a)(b)	496,000	$3,088,738
East Japan Railway Co.(a)(b)	131,500	7,302,062
Fujitsu Ltd.(a)	1,530,000	8,646,110
Furukawa Electric Co., Ltd.(a)(b)	1,330,000	5,375,971
Isuzu Motors Ltd.(a)(b)	1,017,000	4,034,445
Japan Tobacco, Inc.(a)(b)	5,905	21,348,848
JFE Holdings, Inc.(a)	397,900	11,650,335
JX Holdings, Inc.(a)	1,377,300	9,253,507
Konica Minolta Holdings, Inc.(a)	657,500	5,525,678
Mitsubishi Corp.(a)	369,200	10,237,333
Mitsubishi Electric Corp.(a)	600,000	7,061,146
Mitsubishi Gas Chemical Co., Inc.(a)	851,000	6,100,995
Mitsubishi UFJ Financial Group, Inc.(a)(b)	1,475,200	6,797,223
Mitsui & Co., Ltd.(a)(b)	368,000	6,588,624
Mitsui Fudosan Co., Ltd.(a)	311,000	5,112,358
NGK Spark Plug Co., Ltd.(a)(b)	359,000	4,907,777
Nippon Express Co., Ltd.(a)(b)	1,338,000	5,132,533
Nippon Telegraph & Telephone Corp.(a)	419,200	18,723,544
Nissan Motor Co., Ltd.(a)	2,119,000	18,823,132
ORIX Corp.(a)(b)	93,400	8,754,700
Sharp Corp.(a)(b)	1,146,000	11,368,394
Sony Corp.(a)	301,300	9,610,276
Sumco Corp.(a)(b)(c)	227,000	4,565,110
Sumitomo Electric Industries Ltd.(a)	850,600	11,780,086
Sumitomo Mitsui Financial Group, Inc.(a)	410,600	12,738,990
Sumitomo Rubber Industries, Ltd.(a)	292,600	2,978,668
Tokyo Electric Power Co., Inc. (The)(a)(b)	1,172,100	6,532,906
Tokyo Gas Co., Ltd.(a)(b)	795,000	3,626,303
Toshiba Corp.(a)	1,962,000	9,593,399
Toyota Motor Corp.(a)	557,100	22,108,109

Total		306,648,806

KOREA (2.0%)

Hana Financial Group, Inc.(a)	127,800	5,518,688
KB Financial Group, Inc.(a)	92,000	4,812,554
LG Display Co., Ltd.(a)	64,200	2,012,101
LG Electronics, Inc.(a)	59,161	5,657,066
Samsung Electronics Co., Ltd.(a)	10,570	8,962,997

Total		26,963,406

NETHERLANDS (4.2%)

Aegon NV(a)(c)	1,333,000	9,982,146
ING Groep NV-CVA(a)(c)	2,238,900	28,337,775
Koninklijke Ahold NV(a)	612,100	8,213,185
Koninklijke DSM NV(a)	149,432	9,181,503

Total		55,714,609

Issuer	Shares	Value

Common Stocks (continued)

NORWAY (0.9%)

DnB NOR ASA(a)	230,212	$3,532,117
Telenor ASA(a)	483,600	7,957,615

Total		11,489,732

POLAND (0.6%)

KGHM Polska Miedz SA(a)	120,200	7,627,849

PORTUGAL (0.7%)

EDP-Energias de Portugal SA(a)	2,449,000	9,537,542

RUSSIAN FEDERATION (1.1%)

Gazprom OAO, ADR(a)(b)	273,400	8,849,958
LUKOIL OAO, ADR(a)(b)	73,150	5,241,198

Total		14,091,156

SINGAPORE (0.4%)

SembCorp Industries Ltd.(a)	1,154,000	4,771,747

SWITZERLAND (4.2%)

Clariant AG(a)(c)	215,400	3,885,877
Novartis AG(a)(b)	475,600	25,796,834
Roche Holding AG(a)	115,000	16,426,783
UBS AG(a)(c)	548,704	9,845,010

Total		55,954,504

TAIWAN (0.6%)

AU Optronics Corp.(a)(c)	5,294,000	4,610,661
Lite-On Technology Corp.(a)	2,628,073	3,234,558

Total		7,845,219

TURKEY (0.6%)

Turkiye Is Bankasi, Series C(a)	1,064,400	3,405,418
Turkiye Vakiflar Bankasi Tao, Series D(a)	1,600,800	4,001,871

Total		7,407,289

UNITED KINGDOM (20.6%)

AstraZeneca PLC(a)	751,800	34,528,837
Aviva PLC(a)	1,825,100	12,671,622
BAE Systems PLC(a)	2,761,100	14,390,972
Barclays PLC(a)	3,261,700	14,522,572
BP PLC(a)	2,878,900	20,967,213
Cookson Group PLC(a)(c)	479,200	5,300,409
Firstgroup PLC(a)	506,100	2,649,181
GKN PLC(a)	3,182,500	10,256,676
Imperial Tobacco Group PLC(a)	628,700	19,434,951
Inchcape PLC(a)(c)	1,068,219	5,936,035
Informa PLC(a)	1,081,100	7,226,827

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)

Lloyds Banking Group PLC(a)(c)	6,537,400	$6,092,068
Rentokil Initial PLC(a)(c)	3,490,900	5,040,089
Rio Tinto PLC(a)	528,600	37,133,030
Royal Dutch Shell PLC, Class A(a)	941,724	34,226,091
Vodafone Group PLC(a)	10,024,500	28,383,485
Xstrata PLC(a)	588,946	13,765,542

Total		272,525,600

Total Common Stocks (Cost: $1,139,618,898)		$1,291,381,646

	Shares	Value

Money Market Fund (2.5%)
Columbia Short-Term Cash Fund, 0.229%(d)(e)	33,567,984	$33,567,984

Total Money Market Fund (Cost: $33,567,984)		$33,567,984

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (9.7%)

Asset-Backed Commercial Paper (1.4%)

Antalis US Funding Corp.
05/23/11	0.340%	$4,997,450	$4,997,450
Ebbets Funding LLC
04/12/11	0.480%	4,997,866	4,997,866
Macquarie Bank Ltd.
05/09/11	0.395%	2,497,559	2,497,559
05/10/11	0.395%	1,998,025	1,998,025
Rhein-Main Securitisation Ltd.
04/18/11	0.551%	1,997,342	1,997,342
Rheingold Securitization
04/28/11	0.551%	1,997,250	1,997,250

Total			18,485,492

Certificates of Deposit (2.4%)

Barclays Bank PLC
06/15/11	0.400%	5,000,000	5,000,000
Credit Industrial et Commercial
06/07/11	0.400%	2,000,000	2,000,000
Development Bank of Singapore Ltd.
04/26/11	0.400%	1,000,000	1,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	3,000,000	3,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

KBC Bank NV
04/22/11	0.450%	$5,000,000	$5,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/11/11	0.370%	999,086	999,086
06/08/11	0.340%	4,000,000	4,000,000
N.V. Bank Nederlandse Gemeenten
06/30/11	0.360%	5,000,000	5,000,000
Norinchukin Bank
05/13/11	0.350%	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	2,000,000	2,000,000
United Overseas Bank Ltd.
05/23/11	0.400%	1,000,000	1,000,000

Total			31,999,086

Commercial Paper (0.4%)

Suncorp Metway Ltd.
04/27/11	0.300%	4,998,542	4,998,542

Money Market Fund (0.3%)

JP Morgan Prime Money Market Fund, 0.010%(e)		4,000,000	4,000,000

Other Short-Term Obligations (0.2%)

Goldman Sachs Group, Inc. (The)
04/20/11	0.270%	2,000,000	2,000,000

Repurchase Agreements (5.0%)

Barclays Capital, Inc.
dated 10/13/10, matures 04/15/11,
repurchase price $3,000,338(f)
	0.270%	3,000,000	3,000,000
Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11,
repurchase price $40,000,256(f)
	0.230%	40,000,000	40,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11,
repurchase price $353,744(f)
	0.160%	353,742	353,742
MF Global Holdings Ltd.
dated 03/31/11, matures 04/01/11,
repurchase price $10,000,081(f)
	0.290%	10,000,000	10,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Merrill Lynch Pierce Fenner & Smith, Inc.
dated 01/18/11, matures 04/18/11,
repurchase price $8,001,200(f)
	0.300%	$8,000,000	$8,000,000
Pershing LLC
dated 03/31/11, matures 04/01/11,
repurchase price $5,000,031(f)
	0.220%	5,000,000	5,000,000

Total			66,353,742

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $127,836,862)			$127,836,862

Total Investments (Cost: $1,301,023,744)(g)			$1,452,786,492(h)
Other Assets & Liabilities, Net			(130,568,160)

Net Assets			$1,322,218,332

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at March 31, 2011:

	Percentage of net
Industry	assets	Value

Aerospace & Defense	1.1%	$14,390,972
Auto Components	3.4	45,421,773
Automobiles	4.6	60,837,996
Beverages	0.5	6,642,086
Building Products	2.1	27,257,252
Capital Markets	0.9	12,233,917
Chemicals	2.3	30,453,511
Commercial Banks	14.7	194,755,173
Commercial Services & Supplies	0.4	5,040,089
Computers & Peripherals	1.6	21,474,067
Construction & Engineering	1.9	24,788,854
Construction Materials	0.1	1,271,383
Containers & Packaging	0.3	3,179,862
Distributors	0.5	5,936,035
Diversified Financial Services	3.1	40,932,790
Diversified Telecommunication Services	5.2	68,969,509
Electric Utilities	3.0	39,644,774
Electrical Equipment	1.8	24,217,204
Electronic Equipment, Instruments & Components	0.5	6,622,762
Energy Equipment & Services	0.4	5,143,942
Food & Staples Retailing	1.7	22,420,644
Gas Utilities	0.3	3,626,303
Household Durables	2.1	27,539,114
Industrial Conglomerates	0.8	10,072,155
Insurance	4.7	61,643,292
IT Services	1.2	15,470,361
Media	2.9	37,993,723
Metals & Mining	7.5	100,147,431
Office Electronics	0.4	5,525,678
Oil, Gas & Consumable Fuels	10.1	133,592,871
Pharmaceuticals	6.7	88,454,805
Real Estate Management & Development	1.4	19,080,315
Road & Rail	1.1	15,083,777
Semiconductors & Semiconductor Equipment	1.0	13,528,107
Specialty Retail	0.8	10,178,247
Textiles, Apparel & Luxury Goods	0.1	1,817,631
Tobacco	3.1	40,783,799
Trading Companies & Distributors	1.3	16,825,957
Wireless Telecommunication Services	2.1	28,383,485
Other(1)	12.2	161,404,846

Total		$1,452,786,492

(1)	Cash & Cash Equivalents.
The industires identified above are based on the Global Industry Classification Standard (GICS), which was develpoed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
At March 31, 2011, $1,069,784 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.
Futures Contracts Outstanding at March 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

EURO STOXX 50	336	$13,542,531	June 2011	$245,760	$—
Forward Foreign Currency Exchange Contracts Open at March 31, 2011

		Currency to be	Currency to	Unrealized	Unrealized
Counterparty	Exchange Date	Delivered	be Received	Appreciation	Depreciation

J.P. Morgan Securities, Inc.	May 16, 2011	73,774,000	74,544,537	$—	$(1,479,785)
		(CAD)	(USD)

J.P. Morgan Securities, Inc.	May 16, 2011	15,423,000	21,889,401	49,655	—
		(EUR)	(USD)

J.P. Morgan Securities, Inc.	May 16, 2011	408,910,000	4,885,658	—	(31,535)
		(JPY)	(USD)

J.P. Morgan Securities, Inc.	May 16, 2011	2,561,206,000	31,217,469	418,654	—
		(JPY)	(USD)

J.P. Morgan Securities, Inc.	May 16, 2011	37,171,000	6,646,652	—	(59,340)
		(NOK)	(USD)

J.P. Morgan Securities, Inc.	May 16, 2011	45,639,282	45,486,000	1,159,012	—
		(USD)	(AUD)

J.P. Morgan Securities, Inc.	May 16, 2011	6,231,776	5,952,000	250,148	—
		(USD)	(CHF)

J.P. Morgan Securities, Inc.	May 16, 2011	32,012,712	28,911,000	—	(527,684)
		(USD)	(CHF)

J.P. Morgan Securities, Inc.	May 16, 2011	42,424,988	26,098,000	—	(580,560)
		(USD)	(GBP)

J.P. Morgan Securities, Inc.	May 16, 2011	27,605,675	178,715,000	646,896	—
		(USD)	(SEK)

Total				$2,524,365	$(2,678,904)

Notes to Portfolio of Investments

(a)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 97.67% of net assets.

(b)	At March 31, 2011, security was partially or fully on loan.

(c)	Non-income producing.

(d)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$33,511,746	$81,334,206	$(81,277,968)	$—	$33,567,984	$14,702	$33,567,984

(e)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$198,778
Arabella Ltd	282,597
BP Capital Markets PLC	102,440
BPCE	399,985
Dexia Delaware LLC	457,763
Electricite De France	359,831
European Investment Bank	285,480
Nationwide Building	195,614
Skandin Ens Banken AG	347,798
Societe Generale	519,714

Total Market Value of Collateral Securities	$3,150,000

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$5,555
Fannie Mae Interest Strip	2,161,907
Fannie Mae Pool	19,041,425
Fannie Mae Principal Strip	203,762
Fannie Mae REMICS	634,056
Federal Farm Credit Bank	363,689
Federal Home Loan Banks	539,625
Federal Home Loan Mortgage Corp	316,138
Federal National Mortgage Association	247,277
FHLMC Structured Pass Through Securities	110,726
Freddie Mac Coupon Strips	2,396
Freddie Mac Gold Pool	2,698,517
Freddie Mac Non Gold Pool	8,176,267
Freddie Mac REMICS	809,978
Freddie Mac Strips	210,630
Ginnie Mae I Pool	572,257
Ginnie Mae II Pool	1,740,726
Government National Mortgage Association	675,964
LMA SA & LMA Americas	1,914
Metlife Short Term Funding	2,628
Sanofi-Aventis	8,170
Silver Tower US Fund	1,824
Suncorp-Metway Ltd	5,608
United States Treasury Inflation Indexed Bonds	120,180
United States Treasury Strip Coupon	1,958,242
United States Treasury Strip Principal	190,543

Total Market Value of Collateral Securities	$40,800,004

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$360,817

Total Market Value of Collateral Securities	$360,817

MF Global Holdings Ltd. (0.290%)

Security Description	Value

Fannie Mae REMICS	$219,666
Freddie Mac Gold Pool	6,389,591
Freddie Mac REMICS	141,484
Ginnie Mae I Pool	636,847
Ginnie Mae II Pool	2,632,940
Government National Mortgage Association	179,527

Total Market Value of Collateral Securities	$10,200,055

Merrill Lynch Pierce Fenner & Smith, Inc. (0.300%)

Security Description	Value

Breeds Hill Capital Ltd	$3,818,703
LMA SA & LMA Americas	129,095
Metlife Short Term Funding	1,135,373
Sanofi-Aventis	1,188,830
Silver Tower US Fund	1,131,787
Suncorp-Metway Ltd	996,212

Total Market Value of Collateral Securities	$8,400,000

Pershing LLC (0.220%)

Security Description	Value

Fannie Mae Benchmark REMIC	$8,905
Fannie Mae REMICS	1,458,267
Fannie Mae Whole Loan	5,416
Freddie Mac REMICS	2,105,531
Government National Mortgage Association	1,250,710
United States Treasury Bill	271,171

Total Market Value of Collateral Securities	$5,100,000

(g)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $1,301,024,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$179,093,000
Unrealized Depreciation	(27,331,000)

Net Unrealized Appreciation	$151,762,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt
Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$26,726,767	$162,997,752	$—	$189,724,519
Consumer Staples	—	69,846,529	—	69,846,529
Energy	25,894,158	112,842,655	—	138,736,813
Financials	21,057,882	307,587,606	—	328,645,488
Health Care	—	88,454,804	—	88,454,804
Industrials	—	137,676,260	—	137,676,260
Information Technology	—	62,620,975	—	62,620,975
Materials	20,321,198	114,730,991	—	135,052,189
Telecommunication Services	—	97,352,993	—	97,352,993
Utilities	—	43,271,076	—	43,271,076

Total Equity Securities	94,000,005	1,197,381,641	—	1,291,381,646

Other
Affiliated Money Market Fund(c)	33,567,984	—	—	33,567,984
Investments of Cash Collateral Received for Securities on Loan	4,000,000	123,836,862	—	127,836,862

Total Other	37,567,984	123,836,862	—	161,404,846

Investments in Securities	131,567,989	1,321,218,503	—	1,452,786,492
Derivatives(d)
Assets
Futures Contracts	245,760	—	—	245,760
Forward Foreign Currency Exchange Contracts	—	2,524,365	—	2,524,365
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,678,904)	—	(2,678,904)

Total	$131,813,749	$1,321,063,964	$—	$1,452,877,713

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Variable Portfolio – American Century Diversified Bond Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (27.8%)

AEROSPACE & DEFENSE (0.1%)

Lockheed Martin Corp.
Senior Unsecured(a)
11/15/19	4.250%	$1,420,000	$1,432,052
Northrop Grumman Corp.
Senior Unsecured
08/01/14	3.700%	500,000	523,251

Total			1,955,303

AGENCIES (1.3%)

Ally Financial, Inc.
FDIC Government Guaranty(a)
10/30/12	1.750%	10,000,000	10,167,370
General Electric Capital Corp.
FDIC Government Guaranty
12/28/12	2.625%	10,000,000	10,313,310
JPMorgan Chase & Co.
FDIC Government Guaranty
06/15/12	2.200%	7,000,000	7,156,905

Total			27,637,585

AUTOMOTIVE (0.2%)

American Honda Finance Corp.
Senior Unsecured(b)
09/21/15	2.500%	2,500,000	2,457,193
Nissan Motor Acceptance Corp.
Senior Unsecured(b)
01/30/13	3.250%	1,000,000	1,021,575

Total			3,478,768

BANKING (6.8%)

American Express Centurion Bank
09/13/17	6.000%	3,000,000	3,342,048
Senior Unsecured
10/17/12	5.550%	1,000,000	1,059,733
American Express Co.
Senior Unsecured(a)
05/20/14	7.250%	2,050,000	2,331,750
American Express Credit Corp.
Senior Unsecured
09/15/15	2.750%	680,000	667,714
BB&T Corp.
Senior Unsecured
03/15/16	3.200%	1,910,000	1,896,926
BB&T Corp.(a)
Senior Unsecured
04/30/14	5.700%	722,000	797,201
BNP Paribas
Bank Guaranteed(c)
02/23/16	3.600%	1,300,000	1,302,205
Bank of America Corp.
Senior Unsecured
05/01/13	4.900%	1,960,000	2,068,314
04/01/15	4.500%	2,330,000	2,419,493
08/01/16	6.500%	5,500,000	6,086,432
07/01/20	5.625%	2,670,000	2,726,315

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

BANKING (CONTINUED)

Bank of America NA
Subordinated Notes
03/15/17	5.300%	$2,000,000	$2,053,332
Barclays Bank PLC
Senior Unsecured(a)(c)
09/22/16	5.000%	1,500,000	1,590,271
Capital One Bank USA NA
Subordinated Notes
07/15/19	8.800%	1,000,000	1,257,361
Capital One Financial Corp.
Senior Unsecured(a)
02/21/12	4.800%	1,650,000	1,706,209
Citigroup, Inc.
Senior Unsecured
12/13/13	6.000%	2,670,000	2,903,160
01/15/15	6.010%	6,110,000	6,677,100
05/19/15	4.750%	2,000,000	2,096,408
05/15/18	6.125%	5,930,000	6,467,916
07/15/39	8.125%	750,000	940,135
Credit Suisse(a)
Senior Unsecured
05/01/14	5.500%	1,560,000	1,709,927
03/23/15	3.500%	3,000,000	3,063,600
Deutsche Bank AG
Senior Unsecured(c)
08/18/14	3.875%	2,000,000	2,085,370
Fifth Third Bancorp
Senior Unsecured(a)
05/01/13	6.250%	1,780,000	1,930,793
Goldman Sachs Group, Inc. (The)
Senior Notes
08/01/15	3.700%	1,570,000	1,581,585
02/01/41	6.250%	960,000	956,024
Senior Unsecured
02/07/16	3.625%	2,380,000	2,357,511
02/15/19	7.500%	2,880,000	3,334,592
03/15/20	5.375%	4,300,000	4,365,940
Goldman Sachs Group, Inc. (The)(a)
Senior Unsecured
01/15/15	5.125%	3,950,000	4,220,891
HSBC Bank PLC
Senior Notes(b)(c)
06/28/15	3.500%	890,000	901,314
HSBC Holdings PLC(c)
Subordinated Notes
06/01/38	6.800%	750,000	785,332
HSBC Holdings PLC(c)(d)
Senior Unsecured
04/05/21	5.100%	770,000	773,951
Huntington Bancshares, Inc.
Subordinated Notes(a)
12/15/20	7.000%	360,000	397,443
JPMorgan Chase & Co.
Senior Unsecured
03/01/16	3.450%	3,500,000	3,487,501
10/02/17	6.400%	900,000	1,011,044
01/15/18	6.000%	2,875,000	3,152,391
03/25/20	4.950%	2,900,000	2,948,288

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

BANKING (CONTINUED)

JPMorgan Chase & Co.(a)
Senior Unsecured
01/20/15	3.700%	$6,000,000	$6,172,284
KeyBank NA
FDIC Government Guaranty(a)
06/15/12	3.200%	7,500,000	7,745,557
Lloyds TSB Bank PLC
Bank Guaranteed(a)(c)
01/21/16	4.875%	1,250,000	1,288,905
Morgan Stanley
Senior Unsecured
11/20/14	4.200%	1,500,000	1,548,604
04/28/15	6.000%	2,800,000	3,049,497
04/01/18	6.625%	2,930,000	3,220,410
07/24/20	5.500%	1,980,000	1,978,608
01/25/21	5.750%	2,380,000	2,402,124
Morgan Stanley(a)
Senior Unsecured
09/23/19	5.625%	2,000,000	2,029,989
National Australia Bank Ltd.
Senior Unsecured(a)(b)(c)
09/28/15	2.750%	900,000	884,656
PNC Bank NA
Subordinated Notes
12/07/17	6.000%	2,200,000	2,435,470
PNC Funding Corp.
Bank Guaranteed
02/08/15	3.625%	660,000	682,339
09/21/15	4.250%	500,000	525,808
Royal Bank of Scotland PLC (The)
Bank Guaranteed(a)(c)
09/21/15	3.950%	2,370,000	2,365,583
SunTrust Banks, Inc.
Senior Unsecured
04/15/16	3.600%	300,000	298,211
U.S. Bancorp
02/01/16	3.442%	1,190,000	1,186,398
U.S. Bancorp(a)
Senior Unsecured
06/14/13	2.000%	670,000	679,415
UBS AG
Senior Unsecured
08/12/13	2.250%	1,000,000	1,009,681
12/20/17	5.875%	4,140,000	4,520,702
04/25/18	5.750%	500,000	538,648
Wells Fargo & Co.
Senior Unsecured
12/11/17	5.625%	3,000,000	3,276,654
Wells Fargo & Co.(a)
04/01/21	4.600%	1,920,000	1,898,698
Wells Fargo & Co.(e)
Senior Unsecured
06/15/16	3.676%	1,430,000	1,438,451
Westpac Banking Corp.
Senior Unsecured(a)(c)
08/04/15	3.000%	1,050,000	1,047,394

Total			141,677,606

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

BROKERAGE (0.1%)

Jefferies Group, Inc.
Senior Unsecured
07/15/19	8.500%	$590,000	$696,022
04/15/21	6.875%	500,000	531,066

Total			1,227,088

CHEMICALS (0.4%)

CF Industries, Inc.
05/01/18	6.875%	2,000,000	2,240,000
Dow Chemical Co. (The)
Senior Unsecured
08/15/12	4.850%	500,000	523,784
02/15/15	5.900%	2,180,000	2,416,223
02/15/16	2.500%	1,750,000	1,684,506
Mosaic Co. (The)
Senior Unsecured(a)(b)
12/01/16	7.625%	1,000,000	1,080,000

Total			7,944,513

CONSTRUCTION MACHINERY (0.1%)

Deere & Co.
Senior Unsecured(a)
10/16/29	5.375%	1,450,000	1,531,400
John Deere Capital Corp.
Senior Unsecured
06/17/13	1.875%	1,000,000	1,012,791

Total			2,544,191

CONSUMER CYCLICAL SERVICES (0.2%)

Corrections Corp. of America
06/01/17	7.750%	2,950,000	3,204,438

CONSUMER PRODUCTS (0.1%)

Jarden Corp.(a)
05/01/16	8.000%	2,000,000	2,187,500
Kimberly-Clark Corp.
Senior Unsecured
11/01/18	7.500%	400,000	499,198

Total			2,686,698

DIVERSIFIED MANUFACTURING (0.4%)

General Electric Co.
Senior Unsecured
02/01/13	5.000%	3,000,000	3,196,004
12/06/17	5.250%	2,300,000	2,504,698
United Technologies Corp.
Senior Unsecured
02/01/19	6.125%	1,250,000	1,458,157
04/15/40	5.700%	710,000	760,597

Total			7,919,456

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

ELECTRIC (1.2%)

AES Corp. (The)
Senior Unsecured(a)
10/15/17	8.000%	$2,800,000	$3,010,000
CMS Energy Corp.
Senior Unsecured
06/15/19	8.750%	2,700,000	3,223,125
Cleveland Electric Illuminating Co. (The)
Senior Unsecured
04/01/17	5.700%	571,000	607,204
Consolidated Edison Co. of New York, Inc.
Senior Unsecured
07/01/12	5.625%	1,700,000	1,792,738
Dominion Resources, Inc.
Senior Unsecured
06/15/18	6.400%	2,590,000	2,957,024
Duke Energy Carolinas LLC
11/15/18	7.000%	700,000	838,925
Duke Energy Corp.
Senior Unsecured
09/15/14	3.950%	3,000,000	3,146,625
Edison International
Senior Unsecured
09/15/17	3.750%	1,200,000	1,181,008
Exelon Generation Co. LLC
Senior Unsecured(a)
10/01/19	5.200%	1,370,000	1,388,379
FirstEnergy Solutions Corp.(a)
08/15/21	6.050%	2,710,000	2,808,115
Florida Power Corp.
1st Mortgage
09/15/37	6.350%	1,000,000	1,117,997
Niagara Mohawk Power Corp.
Senior Unsecured(b)
08/15/19	4.881%	700,000	735,603
PacifiCorp
1st Mortgage
01/15/39	6.000%	1,000,000	1,075,452
Pacific Gas & Electric Co.
Senior Unsecured
03/01/37	5.800%	1,650,000	1,668,066

Total			25,550,261

ENTERTAINMENT (0.3%)

Time Warner, Inc.
07/15/15	3.150%	1,530,000	1,547,357
05/01/32	7.700%	1,500,000	1,749,237
07/15/40	6.100%	1,060,000	1,037,520
Time Warner, Inc.(a)
03/15/20	4.875%	2,000,000	2,039,318

Total			6,373,432

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

ENVIRONMENTAL (0.3%)

Republic Services, Inc.
09/15/19	5.500%	$1,900,000	$2,038,878
Republic Services, Inc.(a)
03/01/20	5.000%	2,000,000	2,070,548
Waste Management, Inc.(a)
06/30/20	4.750%	2,000,000	2,031,266

Total			6,140,692

FOOD AND BEVERAGE (1.1%)

Anheuser-Busch InBev Worldwide, Inc.(c)
11/15/14	5.375%	400,000	440,790
01/15/19	7.750%	1,900,000	2,337,585
11/15/19	6.875%	3,000,000	3,543,768
General Mills, Inc.
Senior Unsecured
08/15/13	5.250%	3,000,000	3,259,917
Kellogg Co.
Senior Unsecured
05/30/16	4.450%	1,000,000	1,071,438
Kraft Foods, Inc.
Senior Unsecured
02/10/20	5.375%	4,750,000	5,014,794
02/09/40	6.500%	1,475,000	1,564,868
Mead Johnson Nutrition Co.
Senior Unsecured
11/01/14	3.500%	1,500,000	1,548,566
11/01/39	5.900%	1,000,000	1,032,303
PepsiCo, Inc.
Senior Unsecured
11/01/40	4.875%	450,000	421,203
SABMiller PLC
Senior Unsecured(b)(c)
08/15/13	5.500%	830,000	902,056
Tyson Foods, Inc.(e)
04/01/16	6.850%	1,000,000	1,117,500

Total			22,254,788

GAMING (0.1%)

International Game Technology
Senior Unsecured
06/15/20	5.500%	1,000,000	1,018,695

GAS DISTRIBUTORS (0.2%)

Sempra Energy
Senior Unsecured
06/01/16	6.500%	1,675,000	1,911,676
02/15/19	9.800%	1,000,000	1,327,666

Total			3,239,342

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

GAS PIPELINES (1.3%)

CenterPoint Energy Resources Corp.
Senior Unsecured
02/01/37	6.250%	$255,000	$259,314
El Paso Corp.
Senior Unsecured
06/01/18	7.250%	2,800,000	3,146,500
Enbridge Energy Partners LP
Senior Unsecured
03/15/20	5.200%	2,000,000	2,079,096
09/15/40	5.500%	1,200,000	1,119,368
Enterprise Products Operating LLC
06/01/15	3.700%	1,000,000	1,030,288
09/01/20	5.200%	4,770,000	4,920,126
02/01/41	5.950%	1,190,000	1,157,466
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/20	6.850%	2,000,000	2,291,396
09/01/39	6.500%	1,200,000	1,229,854
Kinder Morgan Energy Partners LP(a)
Senior Unsecured
09/15/20	5.300%	1,050,000	1,089,461
Magellan Midstream Partners LP
Senior Unsecured
07/15/19	6.550%	1,480,000	1,687,622
Nisource Finance Corp.(a)
12/15/40	6.250%	770,000	786,132
Plains All American Pipeline LP/Finance Corp.
09/01/12	4.250%	800,000	830,427
09/15/15	3.950%	580,000	598,123
05/01/19	8.750%	2,000,000	2,502,100
TransCanada PipeLines Ltd.
Senior Unsecured(c)
10/01/20	3.800%	820,000	789,317
Williams Partners LP
Senior Unsecured
02/15/15	3.800%	250,000	258,795
11/15/20	4.125%	1,570,000	1,494,453

Total			27,269,838

HEALTH CARE (0.8%)

Baxter International, Inc.
Senior Unsecured
09/01/16	5.900%	500,000	576,012
Boston Scientific Corp.
Senior Unsecured(a)
01/15/15	4.500%	1,000,000	1,031,386
CareFusion Corp.
Senior Unsecured
08/01/12	4.125%	1,350,000	1,394,514
Covidien International Finance SA(a)(c)
06/15/13	1.875%	2,000,000	2,019,871
Express Scripts, Inc.
06/15/12	5.250%	2,500,000	2,619,422
06/15/19	7.250%	3,493,000	4,170,947

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

HEALTH CARE (CONTINUED)

HCA, Inc.
Senior Secured
02/15/20	7.875%	$2,000,000	$2,175,000
Medco Health Solutions, Inc.
Senior Unsecured
08/15/13	7.250%	2,269,000	2,541,157
Medco Health Solutions, Inc.(a)
Senior Unsecured
09/15/20	4.125%	1,040,000	1,002,477

Total			17,530,786

HEALTHCARE INSURANCE (—%)

WellPoint, Inc.
Senior Unsecured
08/15/40	5.800%	500,000	491,650

HOME CONSTRUCTION (—%)

Toll Brothers Finance Corp.
11/01/19	6.750%	500,000	516,366
Toll Brothers Finance Corp.(a)
11/15/12	6.875%	450,000	476,625

Total			992,991

INDEPENDENT ENERGY (0.7%)

Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	2,500,000	2,718,462
Anadarko Petroleum Corp.(a)
Senior Unsecured
09/15/36	6.450%	1,000,000	998,709
Apache Corp.
Senior Unsecured
02/01/42	5.250%	640,000	607,129
Chesapeake Energy Corp.
07/15/13	7.625%	970,000	1,086,400
EOG Resources, Inc.
Senior Unsecured
06/01/19	5.625%	750,000	822,896
Newfield Exploration Co.
Senior Subordinated Notes
02/01/20	6.875%	2,510,000	2,648,050
Nexen, Inc.
Senior Unsecured(a)(c)
07/30/19	6.200%	1,840,000	2,034,229
Talisman Energy, Inc.
Senior Unsecured(c)
06/01/19	7.750%	2,600,000	3,172,484

Total			14,088,359

INTEGRATED ENERGY (0.7%)

BP Capital Markets PLC(a)(c)
10/01/20	4.500%	970,000	962,586
BP Capital Markets PLC(c)
03/11/16	3.200%	1,230,000	1,224,571

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

INTEGRATED ENERGY (CONTINUED)

Cenovus Energy, Inc.
Senior Unsecured(c)
09/15/14	4.500%	$1,000,000	$1,073,782
ConocoPhillips
02/01/19	5.750%	4,000,000	4,527,396
Hess Corp.
Senior Unsecured
01/15/40	6.000%	940,000	950,231
Shell International Finance BV(a)(c)
09/22/15	3.250%	1,225,000	1,264,566
Shell International Finance BV(c)
06/28/15	3.100%	3,000,000	3,074,073
Suncor Energy, Inc.
Senior Unsecured(c)
06/01/18	6.100%	1,753,000	1,979,539

Total			15,056,744

LIFE INSURANCE (0.6%)

Hartford Financial Services Group, Inc.
Senior Unsecured
03/30/15	4.000%	1,510,000	1,532,916
03/15/18	6.300%	1,040,000	1,116,373
Lincoln National Corp.
Senior Unsecured(a)
02/15/20	6.250%	1,515,000	1,670,054
MetLife, Inc.
Senior Unsecured
06/01/16	6.750%	3,000,000	3,467,832
Prudential Financial, Inc.
11/15/40	6.200%	510,000	529,797
Senior Unsecured
09/17/12	3.625%	750,000	772,418
Prudential Financial, Inc.(a)
Senior Unsecured
06/15/19	7.375%	3,000,000	3,522,348

Total			12,611,738

MEDIA CABLE (1.3%)

CSC Holdings LLC
Senior Unsecured
04/15/12	6.750%	300,000	311,250
Comcast Corp.
05/15/18	5.700%	500,000	544,260
Comcast Corp.(a)
03/01/20	5.150%	5,060,000	5,267,263
DIRECTV Holdings LLC/Financing Co., Inc.
10/01/14	4.750%	1,500,000	1,615,158
03/15/15	3.550%	4,700,000	4,802,286
03/01/21	5.000%	3,000,000	3,010,560
DISH DBS Corp.(a)
10/01/13	7.000%	650,000	702,000
Time Warner Cable, Inc.
07/02/12	5.400%	2,200,000	2,313,357
07/01/18	6.750%	4,200,000	4,771,288

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

MEDIA CABLE (continued)

Virgin Media Secured Finance PLC(a)(b)(c)
Senior Secured
01/15/21	5.250%	$950,000	$953,237
Virgin Media Secured Finance PLC(c)
Senior Secured
01/15/18	6.500%	3,380,000	3,692,650

Total			27,983,309

MEDIA NON-CABLE (0.5%)

CBS Corp.(a)
02/15/21	4.300%	360,000	339,702
Interpublic Group of Companies, Inc. (The)
Senior Unsecured
07/15/17	10.000%	1,500,000	1,785,000
Lamar Media Corp.
04/01/14	9.750%	1,500,000	1,732,500
NBCUniversal Media LLC(a)(b)
Senior Unsecured
04/01/41	5.950%	600,000	574,960
NBCUniversal Media LLC(b)
Senior Unsecured
04/30/20	5.150%	920,000	948,197
04/01/21	4.375%	2,420,000	2,316,884
News America, Inc.
08/15/39	6.900%	1,590,000	1,726,325
Omnicom Group, Inc.
Senior Unsecured
08/15/20	4.450%	1,990,000	1,959,967

Total			11,383,535

METALS (0.8%)

Anglo American Capital PLC(a)(b)(c)
09/27/20	4.450%	250,000	250,113
Anglo American Capital PLC(b)(c)
04/08/19	9.375%	1,000,000	1,332,417
AngloGold Ashanti Holdings PLC(c)
04/15/20	5.375%	1,755,000	1,780,156
ArcelorMittal(a)
Senior Unsecured
03/01/21	5.500%	1,000,000	985,407
ArcelorMittal(a)(c)
Senior Unsecured
06/01/19	9.850%	1,480,000	1,877,753
08/05/20	5.250%	1,345,000	1,315,423
Freeport-McMoRan Copper & Gold, Inc.
Senior Unsecured
04/01/17	8.375%	1,500,000	1,653,750
Newmont Mining Corp.
10/01/39	6.250%	1,060,000	1,123,778
Peabody Energy Corp.
09/15/20	6.500%	1,000,000	1,072,500
Rio Tinto Finance USA Ltd.(a)(c)
05/01/19	9.000%	750,000	985,590
11/02/20	3.500%	680,000	633,895
Vale Overseas Ltd.(a)(c)
09/15/19	5.625%	2,100,000	2,199,160
09/15/20	4.625%	400,000	389,152

Total			15,599,094

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

NON-CAPTIVE CONSUMER (0.4%)

American International Group, Inc.
Senior Unsecured
01/16/18	5.850%	$2,500,000	$2,604,090
08/15/18	8.250%	1,650,000	1,929,739
HSBC Finance Corp.
Senior Unsecured(a)
07/15/13	4.750%	600,000	639,949
SLM Corp.
Senior Notes
01/25/16	6.250%	1,000,000	1,042,500
Senior Unsecured
10/01/13	5.000%	1,750,000	1,811,408

Total			8,027,686

NON-CAPTIVE DIVERSIFIED (0.8%)

Ford Motor Credit Co. LLC
Senior Unsecured
10/01/13	7.000%	250,000	269,867
General Electric Capital Corp.
09/15/17	5.625%	2,000,000	2,170,250
Senior Unsecured
11/14/14	3.750%	4,000,000	4,167,564
11/09/15	2.250%	2,000,000	1,921,334
08/07/19	6.000%	4,100,000	4,476,240
01/10/39	6.875%	750,000	836,995
Subordinated Notes
02/11/21	5.300%	810,000	822,263
General Electric Capital Corp.(a)
Senior Unsecured
09/16/20	4.375%	2,250,000	2,186,550

Total			16,851,063

OIL FIELD SERVICES (0.2%)

Transocean, Inc.(a)(c)
11/15/20	6.500%	900,000	992,287
Weatherford International Ltd.(c)
03/01/19	9.625%	2,620,000	3,336,774

Total			4,329,061

PACKAGING (0.1%)

Ball Corp.
09/15/20	6.750%	2,710,000	2,838,725

PAPER (0.2%)

Georgia-Pacific LLC(a)(b)
11/01/20	5.400%	3,000,000	2,962,419
International Paper Co.
Senior Unsecured(a)
05/15/19	9.375%	950,000	1,222,798

Total			4,185,217

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

PHARMACEUTICALS (0.5%)

Abbott Laboratories
Senior Unsecured(a)
05/27/40	5.300%	$735,000	$722,098
Amgen, Inc.
Senior Unsecured
06/01/17	5.850%	950,000	1,081,091
10/01/20	3.450%	960,000	903,405
Pfizer, Inc.
Senior Unsecured
03/15/39	7.200%	1,400,000	1,723,655
Roche Holdings, Inc.(b)
03/01/19	6.000%	3,500,000	3,967,149
Watson Pharmaceuticals, Inc.
Senior Unsecured
08/15/14	5.000%	1,762,000	1,894,682

Total			10,292,080

PROPERTY & CASUALTY (0.3%)

Allstate Corp. (The)
Senior Unsecured
05/16/19	7.450%	3,000,000	3,563,511
Berkshire Hathaway Finance Corp.(a)
01/15/21	4.250%	1,195,000	1,194,560
CNA Financial Corp.
Senior Unsecured(a)
08/15/20	5.875%	700,000	722,757

Total			5,480,828

RAILROADS (0.2%)

Burlington Northern Santa Fe LLC
Senior Unsecured
03/01/41	5.050%	700,000	644,394
CSX Corp.
Senior Unsecured
03/15/13	5.750%	1,000,000	1,077,587
Norfolk Southern Corp.
Senior Unsecured
04/01/18	5.750%	1,200,000	1,345,267
Union Pacific Corp.
Senior Unsecured
02/15/14	5.125%	1,000,000	1,091,701

Total			4,158,949

REFINING (0.2%)

Motiva Enterprises LLC(b)
01/15/20	5.750%	990,000	1,082,315
Valero Energy Corp.(a)
02/01/15	4.500%	1,970,000	2,073,074

Total			3,155,389

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

REITs (0.8%)

AMB Property LP
12/01/19	6.625%	$400,000	$441,725
AMB Property LP(f)
06/01/13	6.300%	1,100,000	1,184,052
Boston Properties LP
Senior Unsecured
05/15/21	4.125%	1,460,000	1,388,616
Developers Diversified Realty Corp.
Senior Unsecured
10/15/12	5.375%	730,000	756,591
04/15/18	4.750%	1,000,000	973,409
Digital Realty Trust LP
07/15/15	4.500%	1,000,000	1,027,103
Digital Realty Trust LP(a)
02/01/20	5.875%	1,000,000	1,043,732
HCP, Inc.(a)
Senior Unsecured
02/01/16	3.750%	730,000	733,690
02/01/21	5.375%	2,025,000	2,045,011
Host Hotels & Resorts, Inc.
11/01/20	6.000%	940,000	923,550
Kimco Realty Corp.
Senior Unsecured
10/01/19	6.875%	910,000	1,061,781
ProLogis
Senior Unsecured
03/15/20	6.875%	40,000	43,769
Reckson Operating Partnership LP
Senior Unsecured
03/15/20	7.750%	1,615,000	1,813,823
Simon Property Group LP
Senior Unsecured(a)
02/01/20	5.650%	1,945,000	2,094,512
Ventas Realty LP/Capital Corp.
11/30/15	3.125%	1,605,000	1,557,076

Total			17,088,440

RESTAURANTS (0.1%)

McDonald’s Corp.
Senior Unsecured
03/01/18	5.350%	700,000	784,096
Yum! Brands, Inc.
Senior Unsecured(a)
09/15/19	5.300%	1,718,000	1,822,296

Total			2,606,392

RETAILERS (0.8%)

CVS Caremark Corp.
Senior Unsecured
03/15/19	6.600%	3,500,000	4,014,780
Home Depot, Inc.(a)
Senior Unsecured
03/01/16	5.400%	1,610,000	1,780,354
Home Depot, Inc.(d)
Senior Unsecured
04/01/41	5.950%	850,000	847,632

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

RETAILERS (CONTINUED)

Limited Brands, Inc.
Senior Unsecured
07/15/17	6.900%	$1,400,000	$1,501,500
Macy’s Retail Holdings, Inc.
03/15/12	5.350%	1,000,000	1,030,000
Macy’s Retail Holdings, Inc.(a)
12/01/16	5.900%	1,030,000	1,107,250
Staples, Inc.
01/15/14	9.750%	800,000	960,453
Wal-Mart Stores, Inc.
04/01/40	5.625%	3,500,000	3,568,131
Senior Unsecured
10/25/40	5.000%	1,940,000	1,804,390

Total			16,614,490

SUPERMARKETS (0.4%)

Delhaize Group SA(c)
06/15/17	6.500%	1,867,000	2,099,936
Kroger Co. (The)
06/15/12	6.200%	1,343,000	1,419,753
Kroger Co. (The)(a)
08/15/17	6.400%	1,600,000	1,840,901
Safeway, Inc.
Senior Unsecured(a)
08/15/12	5.800%	2,000,000	2,127,554

Total			7,488,144

TECHNOLOGY (0.6%)

Cisco Systems, Inc.
Senior Unsecured
02/15/39	5.900%	1,170,000	1,214,068
Intuit, Inc.
Senior Unsecured
03/15/17	5.750%	1,000,000	1,094,876
Jabil Circuit, Inc.
Senior Unsecured
12/15/20	5.625%	1,560,000	1,550,250
Jabil Circuit, Inc.(a)
Senior Unsecured
07/15/16	7.750%	1,610,000	1,827,350
Oracle Corp.
Senior Unsecured
01/15/16	5.250%	1,000,000	1,111,646
Oracle Corp.(b)
Senior Notes
07/15/40	5.375%	3,800,000	3,693,179
Xerox Corp.
Senior Unsecured(a)
02/15/15	4.250%	2,850,000	3,000,052

Total			13,491,421

TEXTILE (0.1%)

Hanesbrands, Inc.(a)
12/15/20	6.375%	1,540,000	1,501,500

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

TOBACCO (0.1%)

Altria Group, Inc.
02/06/39	10.200%	$1,000,000	$1,418,782
Altria Group, Inc.(a)
08/06/19	9.250%	525,000	685,163

Total			2,103,945

WIRELESS (0.7%)

America Movil SAB de CV(c)
03/30/20	5.000%	2,550,000	2,629,292
American Tower Corp
Senior Unsecured
04/01/15	4.625%	2,300,000	2,387,729
Cellco Partnership/Verizon Wireless Capital LLC
Senior Unsecured
11/15/18	8.500%	3,400,000	4,368,368
Rogers Communications, Inc.(c)
06/15/13	6.250%	750,000	826,516
SBA Telecommunications, Inc.
08/15/19	8.250%	2,000,000	2,210,000
Vodafone Group PLC
Senior Unsecured(a)(c)
12/16/13	5.000%	2,800,000	3,038,266

Total			15,460,171

WIRELINES (1.7%)
AT&T, Inc.
Senior Unsecured
11/15/13	6.700%	1,000,000	1,125,642
09/15/14	5.100%	1,000,000	1,093,555
02/15/39	6.550%	4,100,000	4,273,176
British Telecommunications PLC(a)(c)
Senior Unsecured
01/15/18	5.950%	2,500,000	2,758,033
British Telecommunications PLC(c)
Senior Unsecured
01/15/13	5.150%	1,000,000	1,063,863
CenturyLink, Inc.(a)
Senior Unsecured
09/15/19	6.150%	1,505,000	1,580,262
09/15/39	7.600%	1,740,000	1,863,900
Deutsche Telekom International Finance BV(c)
07/22/13	5.250%	4,000,000	4,313,474
France Telecom SA
Senior Unsecured(c)
07/08/14	4.375%	1,300,000	1,396,421
Qwest Corp.
Senior Unsecured(e)
03/15/12	8.875%	1,250,000	1,337,500
Telecom Italia Capital SA(a)(c)
06/18/19	7.175%	780,000	852,641
Telecom Italia Capital SA(c)
06/04/18	6.999%	2,950,000	3,207,901
Telefonica Emisiones SAU(c)
07/15/19	5.877%	1,200,000	1,261,884
02/16/21	5.462%	1,680,000	1,700,369

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

WIRELINES (CONTINUED)

Verizon Communications, Inc.
Senior Unsecured
04/01/39	7.350%	$1,520,000	$1,771,683
Verizon Communications, Inc.(a)
Senior Unsecured
04/01/19	6.350%	2,500,000	2,842,688
Windstream Corp.(a)
11/01/17	7.875%	2,830,000	3,035,175

Total			35,478,167

Total Corporate Bonds & Notes (Cost: $572,299,471)			$579,012,568

Residential Mortgage-Backed Securities - Agency (25.9%)

Federal Home Loan Mortgage Corp.(g)
11/01/22-06/01/33	5.000%	$12,042,232	$12,749,666
03/01/34-08/01/38	5.500%	23,944,531	25,693,634
CMO Series 2702 Class AB
07/15/27	4.500%	1,453,358	1,458,611
Federal National Mortgage Association(d)(g)
04/01/41	4.500%	20,000,000	20,353,120
04/01/41	6.000%	9,100,000	9,896,961
04/01/41	6.500%	7,000,000	7,846,563
Federal National Mortgage Association(g)
10/01/40-12/01/40	4.000%	29,429,409	29,011,609
07/01/33-11/01/40	4.500%	53,218,823	54,466,998
11/01/33-08/01/39	5.000%	81,612,908	85,922,967
04/01/33-01/01/39	5.500%	104,435,975	112,242,373
08/01/34-09/01/37	6.000%	38,348,437	41,973,839
Government National Mortgage Association(a)(g)
07/20/39	5.000%	24,196,977	25,713,071
Government National Mortgage Association(g)
11/20/40	4.000%	32,690,124	32,742,903
02/15/40-05/15/40	4.500%	44,770,219	46,353,498
03/15/40-10/20/40	5.000%	29,612,548	31,480,871

Total Residential Mortgage-Backed Securities - Agency (Cost: $540,431,909)			$537,906,684

Residential Mortgage-Backed Securities - Non-Agency (3.3%)

Banc of America Mortgage Securities, Inc.
CMO Series 2004-7 Class 7A1(g)
08/25/19	5.000%	$1,501,815	$1,512,192
Chase Mortgage Financial Corp.
CMO Series 2006-S4 Class A3(g)
12/25/36	6.000%	2,528,195	2,443,155
CitiCorp Mortgage Securities, Inc.
CMO Series 2003-6 Class 1A2(g)
05/25/33	4.500%	1,476,887	1,506,159
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2005-4 Class A(e)(g)
08/25/35	5.349%	3,944,716	3,859,368

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Countrywide Home Loan Mortgage Pass-Through Trust(g)
CMO Series 2003-35 Class 1A3
09/25/18	5.000%	$2,674,893	$2,760,506
CMO Series 2004-5 Class 2A4
05/25/34	5.500%	849,202	892,302
JP Morgan Mortgage Trust(e)(g)
CMO Series 2005-A4 Class 2A1
07/25/35	2.893%	3,121,821	2,721,879
CMO Series 2005-S2 Class 3A1
02/25/32	6.782%	3,585,234	3,666,744
JP Morgan Mortgage Trust(g)
CMO Series 2004-S2 Class 1A3
11/25/19	4.750%	2,413,442	2,458,252
Provident Funding Mortgage Loan Trust
CMO Series 2005-1 Class 2A1(e)(g)
05/25/35	2.681%	4,007,782	3,745,676
Residential Funding Mortgage Securities I
CMO Series 2006-S10 Class 2A1(g)
10/25/21	5.500%	1,659,005	1,674,759
WaMu Mortgage Pass-Through Certificates(g)
CMO Series 2003-S11 Class 3A5
11/25/33	5.950%	1,885,564	2,001,300
CMO Series 2003-S8 Class A2
09/25/18	5.000%	2,218,531	2,288,046
Wells Fargo Mortgage-Backed Securities Trust(e)(g)
CMO Series 2004-A Class A1
02/25/34	4.848%	2,472,376	2,562,583
CMO Series 2005-AR16 Class 4A6
10/25/35	2.888%	1,491,023	1,480,162
CMO Series 2005-AR2 Class 2A2
03/25/35	2.742%	3,975,006	3,696,392
CMO Series 2007-AR10 Class 1A1
01/25/38	6.190%	2,098,950	2,105,231
Wells Fargo Mortgage-Backed Securities Trust(g)
CMO Series 2003-12 Class A1
11/25/18	4.750%	2,564,749	2,645,082
CMO Series 2003-17 Class 1A14
01/25/34	5.250%	2,994,857	3,098,901
CMO Series 2004-4 Class A9
05/25/34	5.500%	3,619,561	3,801,810
CMO Series 2005-17 Class 1A1
01/25/36	5.500%	697,840	683,888
CMO Series 2005-2 Class 1A1
04/25/35	5.500%	3,491,929	3,555,129
CMO Series 2005-5 Class 1A1
05/25/20	5.000%	1,343,809	1,355,883
CMO Series 2006-10 Class A19
08/25/36	6.000%	2,953,287	2,922,396
CMO Series 2006-3 Class A9
03/25/36	5.500%	3,255,177	3,297,895
CMO Series 2006-9 Class 1A15
08/25/36	6.000%	2,145,481	2,161,720
CMO Series 2007-3 Class 3A1
04/25/22	5.500%	3,275,076	3,404,603

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $67,250,075)			$68,302,013

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities (6.3%)

Banc of America Commercial Mortgage, Inc.(g)
Series 2004-6 Class A3
12/10/42	4.512%	$10,000,000	$10,103,092
Series 2005-1 Class A3
11/10/42	4.877%	864,336	865,588
Bank of America-First Union NB Commercial Mortgage
Series 2001-3 Class A2(g)
04/11/37	5.464%	2,561,325	2,578,122
Commercial Mortgage Pass-Through Certificates
Series 2004-LB3A Class A4(g)
07/10/37	5.234%	2,000,000	2,052,041
GE Capital Commercial Mortgage Corp.
Series 2005-C3 Class A5(g)
07/10/45	4.979%	2,000,000	2,052,815
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C3 Class A3(g)
04/10/40	4.646%	1,112,827	1,151,253
GS Mortgage Securities Corp. II(g)
Series 2004-GG2 Class A6
08/01/38	5.396%	4,675,000	5,005,457
Series 2005-GG4 Class A4
07/10/39	4.761%	9,400,000	9,805,097
Series 2005-GG4 Class A4A
07/10/39	4.751%	4,580,000	4,818,970
Greenwich Capital Commercial Funding Corp.(g)
Series 2005-GG3 Class A3
08/10/42	4.569%	5,300,000	5,348,362
Series 2005-GG3 Class A4
08/10/42	4.799%	3,500,000	3,692,401
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB2 Class A3(g)
04/15/35	6.429%	2,142,071	2,151,825
LB-UBS Commercial Mortgage Trust(e)(g)
Series 2004-C4 Class A4
06/15/29	5.389%	3,000,000	3,214,284
LB-UBS Commercial Mortgage Trust(g)
Series 2003-C7 Class A3
09/15/27	4.559%	7,975,000	8,017,347
Series 2004-C1 Class A4
01/15/31	4.568%	10,800,000	11,316,797
Series 2004-C7 Class A5
10/15/29	4.628%	5,141,000	5,319,790
Series 2005-C2 Class A4
04/15/30	4.998%	3,000,000	3,067,142
Series 2005-C3 Class A3
07/15/30	4.647%	3,055,000	3,098,180
Series 2005-C5 Class AM
09/15/40	5.017%	3,500,000	3,597,223
Series 2005-C7 Class A4
11/15/30	5.197%	2,325,000	2,494,537
Series 2005-C7 Class AM
11/15/40	5.263%	1,950,000	2,019,409
Morgan Stanley Capital I
Series 2005-HQ6 Class A2A(g)
08/13/42	4.882%	2,964,706	2,996,603
Morgan Stanley Dean Witter Capital I
Series 2001-TOP5 Class A4(g)
10/15/35	6.390%	15,482,367	15,774,053

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities (continued)

PNC Mortgage Acceptance Corp.
Series 2001-C1 Class A2(g)
03/12/34	6.360%	$227,273	$227,159
Wachovia Bank Commercial Mortgage Trust(g)
Series 2003-C3 Class A2
02/15/35	4.867%	3,800,000	3,969,504
Series 2004-C11 Class A4
01/15/41	5.030%	1,665,500	1,718,846
Series 2004-C15 Class A3
10/15/41	4.502%	2,200,000	2,263,023
Series 2005-C20 Class A5
07/15/42	5.087%	4,000,000	4,053,495
Series 2005-C20 Class A6A
07/15/42	5.110%	8,262,000	8,558,954

Total Commercial Mortgage-Backed Securities (Cost: $131,425,738)			$131,331,369

U.S. Treasury Obligations (26.6%)

U.S. Treasury
11/30/11	0.750%	$6,000,000	$6,020,862
10/15/12	1.375%	38,900,000	39,377,147
11/15/12	1.375%	11,100,000	11,236,153
09/30/15	1.250%	27,500,000	26,595,497
05/15/40	4.375%	29,000,000	28,352,140
02/15/41	4.750%	10,000,000	10,393,750
U.S. Treasury(a)
04/30/12	1.000%	50,000,000	50,345,500
11/30/12	0.500%	4,160,000	4,151,227
05/15/13	1.375%	115,000,000	116,258,100
03/15/14	1.250%	10,840,000	10,836,612
04/30/15	2.500%	11,000,000	11,299,926
08/31/15	1.250%	16,000,000	15,507,504
12/31/15	2.125%	8,245,000	8,246,929
02/29/16	2.125%	55,000,000	54,828,125
12/31/16	3.250%	93,400,000	97,070,340
02/28/18	2.750%	3,610,000	3,582,925
11/15/20	2.625%	32,400,000	30,233,250
11/15/27	6.125%	22,000,000	27,176,864
02/15/40	4.625%	1,350,000	1,376,579

Total U.S. Treasury Obligations (Cost: $556,244,601)			$552,889,430

U.S. Government & Agency Obligations (1.5%)

Federal Home Loan Mortgage Corp.(a)
09/10/15	1.750%	$10,000,000	$9,815,240
06/13/18	4.875%	5,500,000	6,108,602
Federal National Mortgage Association(a)
02/13/17	5.000%	7,000,000	7,826,539
11/15/30	6.625%	6,500,000	8,206,926

Total U.S. Government & Agency Obligations (Cost: $32,127,095)			$31,957,307

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(h) (4.2%)

BRAZIL (0.6%)

Brazilian Government International Bond(c)
Senior Unsecured
01/15/19	5.875%		$5,300,000	$5,869,750
01/22/21	4.875%		1,500,000	1,533,750
01/07/41	5.625%		1,150,000	1,130,450
Petrobras International Finance Co.(c)
01/20/20	5.750%		900,000	928,471
01/27/21	5.375%		2,180,000	2,190,689

Total				11,653,110

CANADA (0.1%)

Province of Ontario
Senior Unsecured(a)(c)
04/27/16	5.450%		1,550,000	1,752,621

GERMANY (2.8%)

Bundesrepublik Deutschland(c)
07/04/19	3.500	% EUR	39,410,000	56,972,217
Kreditanstalt fuer Wiederaufbau
Government Guaranteed(c)
10/15/14	4.125%		2,290,000	2,488,719

Total				59,460,936

ITALY (0.1%)

Republic of Italy
Senior Unsecured(c)
01/26/15	3.125%		2,400,000	2,409,708

KOREA (0.1%)

Korea Development Bank
Senior Unsecured(c)
03/09/16	3.250%		1,450,000	1,417,907

MEXICO (0.5%)

Mexico Government International Bond(c)
Senior Unsecured
01/15/17	5.625%		925,000	1,020,275
03/19/19	5.950%		4,720,000	5,260,440
01/15/20	5.125%		1,500,000	1,569,000
Pemex Project Funding Master Trust(a)(c)
03/05/20	6.000%		1,635,000	1,735,552
Pemex Project Funding Master Trust(c)
06/15/35	6.625%		470,000	471,463

Total				10,056,730

	Coupon	Principal
Issuer	Rate	Amount	Value

Foreign Government Obligations(h) (continued)

POLAND (—%)

Poland Government International Bond
Senior Unsecured(c)
07/16/15	3.875%	$530,000	$535,989

Total Foreign Government Obligations (Cost: $86,002,471)			$87,287,001

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (2.5%)

Bay Area Toll Authority
Revenue Bonds
Build America Bonds
Series 2010-S1
04/01/40	6.918%	$2,900,000	$2,950,489
California Educational Facilities Authority
Revenue Bonds
University of Southern California
Series 2009A
10/01/39	5.000%	2,705,000	2,636,807
Series 2009B
10/01/38	5.000%	1,365,000	1,333,100
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
06/01/40	5.846%	2,000,000	1,963,020
Taxable Build America Bonds
Series 2010F-1
12/01/37	6.271%	1,905,000	1,991,296
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07/01/30	5.722%	2,050,000	2,001,866
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/49	6.750%	1,550,000	1,646,503
Maryland State Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
07/01/41	5.754%	300,000	305,346
Metropolitan Atlanta Rapid Transit Authority
Revenue Bonds
3rd Series 2009
07/01/39	5.000%	1,610,000	1,557,836
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/40	6.687%	1,500,000	1,534,515
11/15/40	6.814%	1,500,000	1,559,400

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)

Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/33	5.445%	$1,000,000	$985,430
Municipal Electric Authority of Georgia
Revenue Bonds
Taxable Build America Bonds
Series 2010
04/01/57	6.637%	2,095,000	1,992,324
New Jersey State Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/40	7.414%	775,000	867,636
Series 2010A
01/01/41	7.102%	1,410,000	1,526,819
New York City Municipal Water Finance Authority
Revenue Bonds
Build America Bonds
Series 2010
06/15/42	5.724%	2,000,000	1,975,160
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/40	5.600%	1,000,000	940,120
Ohio State Water Development Authority
Revenue Bonds
Taxable Loan Fund-Water Quality
Series 2010B-2
12/01/34	4.879%	1,160,000	1,111,848
Port of Seattle
Refunding Revenue Bonds
Intermediate Lien
Series 2010B
06/01/40	5.000%	2,080,000	1,923,938
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05/15/36	6.156%	1,800,000	1,740,960
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2008A
01/01/38	5.000%	640,000	627,002
Series 2009A
01/01/39	5.000%	815,000	796,989
San Francisco City & County Public Utilities Commission
Revenue Bonds
Build America Bonds
Series 2010
11/01/40	6.000%	1,500,000	1,479,480
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/32	5.876%	1,740,000	1,685,207

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)

State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/39	7.300%	$800,000	$849,024
Series 2010
11/01/40	7.600%	595,000	652,019
State of Illinois
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
07/01/35	7.350%	920,000	946,284
Taxable Pension Bonds
Series 2003
06/01/33	5.100%	2,820,000	2,280,901
Unlimited General Obligation Taxable Bonds
Series 2011
03/01/19	5.877%	2,380,000	2,379,405
State of Washington
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/40	5.140%	3,000,000	2,835,060
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2008C
11/15/38	5.000%	2,050,000	1,984,297
University of California
Revenue Bonds
Build America Bonds
Series 2010
05/15/48	6.548%	1,855,000	1,832,777
University of Texas
Revenue Bonds
Build America Bonds
Series 2010D
08/15/42	5.134%	2,000,000	1,914,040

Total Municipal Bonds (Cost: $52,992,589)			$52,806,898

	Shares	Value

Money Market Fund (2.8%)
Columbia Short-Term Cash Fund, 0.229%(i)(j)	57,675,767	$57,675,767

Total Money Market Fund (Cost: $57,675,767)		$57,675,767

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (18.7%)

Asset-Backed Commercial Paper (1.1%)

Ebbets Funding LLC
04/12/11	0.480%	$9,995,733	$9,995,733
Macquarie Bank Ltd.
05/09/11	0.395%	2,497,559	2,497,559
05/10/11	0.395%	2,497,531	2,497,531
Rheingold Securitization
04/20/11	0.551%	6,990,910	6,990,910

Total			21,981,733

Certificates of Deposit (11.3%)

Australia and New Zealand Bank Group, Ltd.
05/23/11	0.400%	5,000,000	5,000,000
Barclays Bank PLC
05/23/11	0.400%	10,000,000	10,000,000
Clydesdale Bank PLC
04/21/11	0.400%	14,000,000	14,000,000
04/26/11	0.395%	10,000,000	10,000,000
Credit Industrial et Commercial
05/23/11	0.400%	5,000,000	5,000,000
06/13/11	0.400%	12,000,000	12,000,000
Development Bank of Singapore Ltd.
04/26/11	0.400%	10,000,000	10,000,000
Erste Bank der Oesterreichische
04/15/11	0.370%	10,000,000	10,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04/04/11	0.380%	8,000,000	8,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	10,000,000	10,000,000
KBC Bank NV
04/26/11	0.450%	5,000,000	5,000,000
04/29/11	0.450%	2,000,000	2,000,000
La Banque Postale
06/01/11	0.400%	10,000,000	10,000,000
Landesbank Hessen Thuringen
04/11/11	0.300%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
04/06/11	0.350%	5,000,000	5,000,000
05/11/11	0.370%	9,990,861	9,990,861
05/23/11	0.345%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
04/27/11	0.380%	15,000,000	15,000,000
05/04/11	0.410%	9,000,000	9,000,000
Natixis
05/09/11	0.503%	12,000,000	12,000,000
Norinchukin Bank
04/25/11	0.340%	10,000,000	10,000,000
05/09/11	0.350%	4,000,000	4,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

Overseas Chinese Banking Corp.
04/12/11	0.400%	$5,000,000	$5,000,000
05/09/11	0.470%	5,000,000	5,000,000
Pohjola Bank PLC
06/10/11	0.470%	10,000,000	10,000,000
Societe Generale
07/01/11	0.363%	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	5,000,000	5,000,000
United Overseas Bank Ltd.
05/23/11	0.400%	10,000,000	10,000,000

Total			235,990,861

Commercial Paper (0.5%)

Suncorp Metway Ltd.
04/27/11	0.300%	9,997,083	9,997,083

Money Market Fund (0.5%)

JP Morgan Prime Money Market Fund, 0.010%(j)		10,000,000	10,000,000

Other Short-Term Obligations (0.5%)

Goldman Sachs Group, Inc. (The)
04/20/11	0.270%	10,000,000	10,000,000

Repurchase Agreements (4.8%)

Barclays Capital, Inc.(k)
dated 04/01/11, matures 04/15/11,

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

repurchase price $10,001,125
0.270%		$10,000,000	$10,000,000
repurchase price $25,002,813
0.270%		25,000,000	25,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $5,696,236(k)
0.160%		5,696,211	5,696,211
MF Global Holdings Ltd.
dated 03/31/11, matures 04/01/11, repurchase price $50,000,403(k)
0.290%		50,000,000	50,000,000
Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $5,000,039(k)
0.280%		5,000,000	5,000,000
RBS Securities, Inc.
dated 04/01/11, matures 05/05/11, repurchase price $5,001,313(k)
0.270%		5,000,000	5,000,000

Total			100,696,211

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $388,665,888)			$388,665,888

Total Investments (Cost: $2,485,115,604)(l)			$2,487,834,925(m)
Other Assets & Liabilities, Net			(407,758,894)

Net Assets			$2,080,076,031

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2011

		Currency to be	Currency to be	Unrealized	Unrealized
Counterparty	Exchange Date	Delivered	Received	Appreciation	Depreciation

Barclay’s Bank PLC	April 28, 2011	16,784,698	22,802,012	$—	$(974,659)
		(EUR)	(USD)

Deutsche Bank Securities, Inc.	April 28, 2011	15,000,000	20,466,000	—	(782,525)
		(EUR)	(USD)

HSBC Bank USA	April 28, 2011	10,336,046	14,522,145	—	(119,571)
		(EUR)	(USD)

Westpac Banking Corporation	April 28, 2011	1,089,960	800,000	43,295	—
		(USD)	(EUR)

Total				$43,295	$(1,876,755)

Notes to Portfolio of Investments

(a)	At March 31, 2011, security was partially or fully on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $26,063,267 or 1.25% of net assets.

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 8.17% of net assets.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2011.

(f)	Non-income producing.

(g)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(i)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$108,114,030	$182,000,405	$(232,438,668)	$—	$57,675,767	$43,194	$57,675,767

(j)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(k)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$662,593
Arabella Ltd	941,989
BP Capital Markets PLC	341,468
BPCE	1,333,282
Dexia Delaware LLC	1,525,876
Electricite De France	1,199,440
European Investment Bank	951,599
Nationwide Building	652,047
Skandin Ens Banken AG	1,159,327
Societe Generale	1,732,379

Total Market Value of Collateral Securities	$10,500,000

Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$1,656,485
Arabella Ltd	2,354,971
BP Capital Markets PLC	853,671
BPCE	3,333,204
Dexia Delaware LLC	3,814,689
Electricite De France	2,998,600
European Investment Bank	2,378,997
Nationwide Building	1,630,118
Skandin Ens Banken AG	2,898,316
Societe Generale	4,330,949

Total Market Value of Collateral Securities	$26,250,000

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$5,810,135

Total Market Value of Collateral Securities	$5,810,135

MF Global Holdings Ltd. (0.290%)

Security Description	Value

Fannie Mae REMICS	$1,098,330
Freddie Mac Gold Pool	31,947,957
Freddie Mac REMICS	707,419
Ginnie Mae I Pool	3,184,233
Ginnie Mae II Pool	13,164,699
Government National Mortgage Association	897,634

Total Market Value of Collateral Securities	$51,000,272

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$46,111
Fannie Mae Pool	2,588,750
Fannie Mae Principal Strip	44,321
Fannie Mae Whole Loan	42,136
Federal Farm Credit Bank	530,995
Federal Farm Credit Discount Notes	64,458
Federal Home Loan Bank Discount Notes	238,394
Federal Home Loan Banks	366,061
Federal Home Loan Mortgage Corp	26,254
Federal National Mortgage Association	303,199
FHLMC Structured Pass Through Securities	36,482
Freddie Mac Gold Pool	242,535
Freddie Mac Non Gold Pool	568,546
Government National Mortgage Association	1,758

Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.270%)

Security Description	Value

Fannie Mae REMICS	$773,237
FHLMC Structured Pass Through Securities	1,764,544
Freddie Mac REMICS	1,968,444
Freddie Mac Strips	540,778
Government National Mortgage Association	53,014

Total Market Value of Collateral Securities	$5,100,017

(l)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $2,485,116,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$17,257,000
Unrealized Depreciation	(14,538,000)

Net Unrealized Appreciation	$2,719,000

(m)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation
Currency Legend

EUR	Euro
USD	US Dollar
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes	$—	$579,012,568	$—	$579,012,568
Residential Mortgage-Backed Securities - Agency	—	537,906,684	—	537,906,684
Residential Mortgage-Backed Securities - Non-Agency	—	68,302,013	—	68,302,013
Commercial Mortgage-Backed Securities	—	131,331,369	—	131,331,369
U.S. Treasury Obligations	552,889,430	—	—	552,889,430
U.S. Government & Agency Obligations	—	31,957,307	—	31,957,307
Foreign Government Obligations	—	87,287,001	—	87,287,001
Municipal Bonds	—	52,806,898	—	52,806,898

Total Bonds	552,889,430	1,488,603,840	—	2,041,493,270

Other
Affiliated Money Market Fund(c)	57,675,767	—	—	57,675,767
Investments of Cash Collateral Received for Securities on Loan	10,000,000	378,665,888	—	388,665,888

Total Other	67,675,767	378,665,888	—	446,341,655

Investments in Securities	620,565,197	1,867,269,728	—	2,487,834,925
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	43,295	—	43,295
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,876,755)	—	(1,876,755)

Total	$620,565,197	$1,865,436,268	$—	$2,486,001,465

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.
(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Variable Portfolio - American Century Growth Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (99.8%)

CONSUMER DISCRETIONARY (13.5%)

Auto Components (2.2%)

Autoliv, Inc.(a)	193,028	$14,328,468
BorgWarner, Inc.(a)(b)	292,208	23,286,056

Total		37,614,524

Automobiles (0.7%)

Harley-Davidson, Inc.	270,089	11,476,082

Hotels, Restaurants & Leisure (2.7%)

Chipotle Mexican Grill, Inc.(a)(b)	12,027	3,275,794
Las Vegas Sands Corp.(b)	146,033	6,165,513
McDonald’s Corp.	309,520	23,551,377
Starwood Hotels & Resorts Worldwide, Inc.(a)	243,249	14,137,632

Total		47,130,316

Household Durables (0.3%)

Whirlpool Corp.(a)	67,367	5,750,447

Internet & Catalog Retail (0.7%)

Netflix, Inc.(a)(b)	48,635	11,542,545

Media (1.8%)

Scripps Networks Interactive, Inc., Class A	233,280	11,684,995
Walt Disney Co. (The)	466,102	20,084,335

Total		31,769,330

Multiline Retail (1.6%)

Kohl’s Corp.	165,896	8,799,124
Target Corp.	376,538	18,830,665

Total		27,629,789

Specialty Retail (3.5%)

American Eagle Outfitters, Inc.	352,940	5,608,217
Home Depot, Inc.(a)	858,953	31,832,798
Limited Brands, Inc.	441,028	14,501,001
OfficeMax, Inc.(a)(b)	307,116	3,974,081
Williams-Sonoma, Inc.	122,793	4,973,116

Total		60,889,213

TOTAL CONSUMER DISCRECTIONARY		233,802,246

CONSUMER STAPLES (9.8%)

Beverages (3.3%)

Coca-Cola Co. (The)	623,794	41,388,732
Hansen Natural Corp.(b)	87,038	5,242,299
PepsiCo, Inc.(a)	156,910	10,106,573

Total		56,737,604

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Food & Staples Retailing (2.8%)

Costco Wholesale Corp.	327,071	$23,980,846
Walgreen Co.(a)	424,112	17,023,855
Whole Foods Market, Inc.(a)	112,561	7,417,770

Total		48,422,471

Food Products (2.3%)

General Mills, Inc.	214,127	7,826,342
Hershey Co. (The)	220,879	12,004,773
Kellogg Co.	296,211	15,989,470
Mead Johnson Nutrition Co.	63,189	3,660,539

Total		39,481,124

Household Products (1.0%)

Church & Dwight Co., Inc.(a)	59,055	4,685,424
Procter & Gamble Co. (The)	211,493	13,027,969

Total		17,713,393

Personal Products (0.4%)

Estee Lauder Companies, Inc. (The), Class A	74,531	7,181,807

TOTAL CONSUMER STAPLES		169,536,399

ENERGY (11.5%)

Energy Equipment & Services (3.5%)

Core Laboratories NV(a)(c)	53,906	5,507,576
Halliburton Co.	130,485	6,503,372
Schlumberger Ltd.(a)(c)	529,442	49,375,761

Total		61,386,709

Oil, Gas & Consumable Fuels (8.0%)

Cimarex Energy Co.	89,484	10,312,136
ConocoPhillips	195,147	15,584,440
Exxon Mobil Corp.	1,009,461	84,925,954
Occidental Petroleum Corp.	146,906	15,350,208
Southwestern Energy Co.(b)	286,297	12,302,182

Total		138,474,920

TOTAL ENERGY		199,861,629

FINANCIALS (4.7%)

Capital Markets (2.1%)

BlackRock, Inc.	80,527	16,186,732
Charles Schwab Corp. (The)(a)	708,012	12,765,456
T Rowe Price Group, Inc.(a)	124,625	8,277,593

Total		37,229,781

Consumer Finance (1.2%)
American Express Co.	443,855	20,062,246

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (0.7%)

Aflac, Inc.(a)	236,621	$12,488,856

Real Estate Management & Development (0.7%)

CB Richard Ellis Group, Inc., Class A(a)(b)	454,874	12,145,136

TOTAL FINANCIALS		81,926,019

HEALTH CARE (10.5%)

Biotechnology (1.7%)

Alexion Pharmaceuticals, Inc.(b)	22,825	2,252,371
Amgen, Inc.(b)	185,757	9,928,712
Gilead Sciences, Inc.(b)	316,016	13,411,719
Human Genome Sciences, Inc.(a)(b)	160,831	4,414,811

Total		30,007,613

Health Care Equipment & Supplies (3.7%)

Cooper Companies, Inc. (The)	74,123	5,147,842
Covidien PLC(c)	356,020	18,491,679
DENTSPLY International, Inc.(a)	93,776	3,468,774
Edwards Lifesciences Corp.(b)	72,850	6,337,950
Gen-Probe, Inc.(a)(b)	67,461	4,476,037
Intuitive Surgical, Inc.(b)	21,388	7,132,043
Medtronic, Inc.	349,159	13,739,407
Zimmer Holdings, Inc.(a)(b)	82,630	5,001,594

Total		63,795,326

Health Care Providers & Services (1.7%)

Express Scripts, Inc.(b)	472,194	26,258,708
Medco Health Solutions, Inc.(b)	72,033	4,045,373

Total		30,304,081

Life Sciences Tools & Services (0.5%)

Bruker Corp.(a)(b)	99,747	2,079,725
Thermo Fisher Scientific, Inc.(b)	116,078	6,448,133

Total		8,527,858

Pharmaceuticals (2.9%)

Abbott Laboratories	473,737	23,236,800
Allergan, Inc.(a)	259,924	18,459,802
Novo Nordisk A/S, Series B(a)(c)	64,297	8,078,065

Total		49,774,667

TOTAL HEALTH CARE		182,409,545

INDUSTRIALS (13.8%)

Aerospace & Defense (2.5%)

Honeywell International, Inc.	397,294	23,722,425
Rockwell Collins, Inc.	127,184	8,245,339

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Aerospace & Defense (cont.)

Textron, Inc.(a)	411,724	$11,277,120

Total		43,244,884

Air Freight & Logistics (1.8%)

United Parcel Service, Inc., Class B	405,387	30,128,362

Electrical Equipment (2.4%)

Emerson Electric Co.	217,309	12,697,365
Rockwell Automation, Inc.(a)	306,591	29,018,838

Total		41,716,203

Industrial Conglomerates (1.3%)

General Electric Co.	1,140,034	22,857,681

Machinery (5.2%)

Caterpillar, Inc.	146,896	16,356,870
Deere & Co.	202,807	19,649,970
Eaton Corp.	424,387	23,528,015
Illinois Tool Works, Inc.(a)	377,110	20,258,349
Joy Global, Inc.(a)	109,971	10,866,235

Total		90,659,439

Road & Rail (0.6%)

Union Pacific Corp.	103,630	10,189,938

TOTAL INDUSTRIALS		238,796,507

INFORMATION TECHNOLOGY (29.2%)

Communications Equipment (3.9%)

Cisco Systems, Inc.	803,332	13,777,144
Juniper Networks, Inc.(a)(b)	280,276	11,794,014
QUALCOMM, Inc.	710,796	38,972,945
Riverbed Technology, Inc.(b)	77,945	2,934,629

Total		67,478,732

Computers & Peripherals (8.0%)

Apple, Inc.(b)	235,989	82,230,367
Dell, Inc.(b)	982,770	14,259,993
EMC Corp.(a)(b)	1,151,246	30,565,581
NetApp, Inc.(b)	235,763	11,359,061

Total		138,415,002

Electronic Equipment, Instruments & Components (0.6%)

Jabil Circuit, Inc.	545,637	11,147,364

Internet Software & Services (2.5%)

Google, Inc., Class A(b)	73,669	43,185,505

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

IT Services (4.4%)

Accenture PLC, Class A(c)	499,679	$27,467,355
Automatic Data Processing, Inc.	330,508	16,958,365
IBM Corp.(a)	116,471	18,992,926
Mastercard, Inc., Class A	48,546	12,219,999

Total		75,638,645

Semiconductors & Semiconductor Equipment (3.5%)

Broadcom Corp., Class A(a)(b)	274,775	10,820,640
Intel Corp.	959,017	19,343,373
Linear Technology Corp.(a)	309,718	10,415,816
RF Micro Devices, Inc.(a)(b)	597,920	3,832,667
Texas Instruments, Inc.	461,649	15,954,589

Total		60,367,085

Software (6.3%)

CommVault Systems, Inc.(a)(b)	53,403	2,129,712
Intuit, Inc.(b)	166,675	8,850,442
Microsoft Corp.	962,635	24,412,424
Oracle Corp.	1,338,667	44,671,318
Red Hat, Inc.(b)	137,818	6,255,559
Salesforce.com, Inc.(a)(b)	41,688	5,568,683
Symantec Corp.(b)	514,707	9,542,668
VMware, Inc., Class A(a)(b)	102,717	8,375,544

Total		109,806,350

TOTAL INFORMATION TECHNOLOGY		506,038,683

MATERIALS (5.2%)

Chemicals (2.8%)

EI du Pont de Nemours & Co.	369,639	20,319,056
PPG Industries, Inc.(a)	216,032	20,568,407
Sigma-Aldrich Corp.(a)	123,819	7,879,841

Total		48,767,304

Metals & Mining (2.4%)

Cliffs Natural Resources, Inc.	179,633	17,654,331
Freeport-McMoRan Copper & Gold, Inc.	316,146	17,561,910
Newmont Mining Corp.	113,414	6,190,136

Total		41,406,377

TOTAL MATERIALS		90,173,681

TELECOMMUNICATION SERVICES (1.6%)

Diversified Telecommunication Services (0.5%)

Verizon Communications, Inc.	227,339	8,761,645

Wireless Telecommunication Services (1.1%)

Crown Castle International Corp.(b)	425,113	18,088,558

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES (CONTINUED)

TOTAL TELECOMMUNICATION SERVICES		$26,850,203

Total Common Stocks (Cost: $1,432,989,093)		$1,729,394,912

	Shares	Value

Money Market Fund (0.9%)
Columbia Short-Term Cash Fund, 0.229%(d)(e)	15,322,322	$15,322,322

Total Money Market Fund (Cost: $15,322,322)		$15,322,322

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (17.0%)

Asset-Backed Commercial Paper (1.3%)

Antalis US Funding Corp.
05/23/11	0.340%	$1,998,980	$1,998,980
Ebbets Funding LLC
04/12/11	0.480%	4,997,867	4,997,867
Macquarie Bank Ltd.
05/10/11	0.395%	3,996,050	3,996,050
Rheingold Securitization
04/28/11	0.551%	6,990,375	6,990,375
05/16/11	0.551%	4,993,201	4,993,201

Total			22,976,473

Certificates of Deposit (8.5%)

Australia and New Zealand Bank Group, Ltd.
05/23/11	0.400%	5,000,000	5,000,000
06/30/11	0.400%	5,000,000	5,000,000
Barclays Bank PLC
05/23/11	0.400%	6,000,000	6,000,000
Credit Industrial et Commercial
05/23/11	0.400%	10,000,000	10,000,000
Den Danske Bank
04/01/11	0.190%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
04/26/11	0.400%	5,000,000	5,000,000
05/17/11	0.400%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	8,000,000	8,000,000
06/27/11	0.380%	5,000,000	5,000,000
KBC Bank NV
04/22/11	0.450%	10,000,000	10,000,000
04/29/11	0.450%	3,000,000	3,000,000
La Banque Postale
06/01/11	0.400%	5,000,000	5,000,000
Landesbank Hessen Thuringen
04/11/11	0.300%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/18/11	0.350%	2,997,406	2,997,406

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

05/23/11	0.345%	$4,000,000	$4,000,000
06/08/11	0.340%	4,000,000	4,000,000
N.V. Bank Nederlandse Gemeenten
06/30/11	0.360%	10,000,000	10,000,000
Natixis
05/09/11	0.503%	8,000,000	8,000,000
Norinchukin Bank
05/09/11	0.350%	2,000,000	2,000,000
Pohjola Bank PLC
06/10/11	0.470%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
05/25/11	0.370%	4,995,431	4,995,431
Swedbank AB
04/05/11	0.170%	9,000,000	9,000,000
United Overseas Bank Ltd.
05/23/11	0.400%	10,000,000	10,000,000

Total			146,992,837

Commercial Paper (1.1%)

Cancara Asset Securitisation LLC
04/20/11	0.250%	1,999,611	1,999,611
Macquarie Bank Ltd.
06/30/11	0.400%	4,994,889	4,994,889
Royal Park Investments Funding Corp.
06/28/11	0.601%	2,496,208	2,496,208
Suncorp Metway Ltd.
04/28/11	0.300%	9,997,084	9,997,084

Total			19,487,792

Other Short-Term Obligations (0.3%)

Goldman Sachs Group, Inc. (The)
04/14/11	0.270%	4,000,000	4,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (5.8%)

Barclays Capital, Inc.
dated 10/13/10, matures 04/15/11,
repurchase price $15,001,688(f)
	0.270%	$15,000,000	$15,000,000
Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11,
repurchase price $37,000,236(f)
	0.230%	37,000,000	37,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11,
repurchase price 8,421,566(f)
	0.160%	8,421,528	8,421,528
MF Global Holdings Ltd.
dated 03/31/11, matures 04/01/11,
repurchase price $15,000,104(f)
	0.250%	15,000,000	15,000,000
Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11,
repurchase price $15,000,117(f)
	0.280%	15,000,000	15,000,000
Pershing LLC
dated 03/31/11, matures 04/01/11,
repurchase price $5,000,031(f)
	0.220%	5,000,000	5,000,000
RBS Securities, Inc.
dated 08/18/10, matures 05/05/11,
repurchase price $5,001,313(f)
	0.270%	5,000,000	5,000,000

Total			100,421,528

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $293,878,630)			$293,878,630

Total Investments (Cost: $1,742,190,045)			$2,038,595,864(g)
Other Assets & Liabilities, Net			(306,056,283)

Net Assets			$1,732,539,581

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2011

		Currency to be	Currency to be	Unrealized	Unrealized
Counterparty	Exchange Date	Delivered	Received	Appreciation	Depreciation

UBS Securities	March 29, 2011	26,956,517	5,099,027	$—	$(22,630)
		(DKK)	(USD)

Notes to Portfolio of Investments
(a)	At March 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 6.29% of net assets.

(d)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$24,540,898	$84,625,218	$(93,843,794)	$—	$15,322,322	$5,377	$15,322,322

(e)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$993,890
Arabella Ltd	1,412,983
BP Capital Markets PLC	512,202
BPCE	1,999,923
Dexia Delaware LLC	2,288,814
Electricite De France	1,799,160
European Investment Bank	1,427,398
Nationwide Building	978,071
Skandin Ens Banken AG	1,738,990
Societe Generale	2,598,569

Total Market Value of Collateral Securities	$15,750,000

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$5,139
Fannie Mae Interest Strip	1,999,764
Fannie Mae Pool	17,613,318
Fannie Mae Principal Strip	188,480
Fannie Mae REMICS	586,501
Federal Farm Credit Bank	336,412
Federal Home Loan Banks	499,153
Federal Home Loan Mortgage Corp	292,427
Federal National Mortgage Association	228,731
FHLMC Structured Pass Through Securities	102,422
Freddie Mac Coupon Strips	2,217
Freddie Mac Gold Pool	2,496,128
Freddie Mac Non Gold Pool	7,563,047
Freddie Mac REMICS	749,230
Freddie Mac Strips	194,833
Ginnie Mae I Pool	529,337
Ginnie Mae II Pool	1,610,172
Government National Mortgage Association	625,267
LMA SA & LMA Americas	1,770
Metlife Short Term Funding	2,431
Sanofi-Aventis	7,557
Silver Tower US Fund	1,687
Suncorp-Metway Ltd	5,188
United States Treasury Inflation Indexed Bonds	111,167
United States Treasury Strip Coupon	1,811,374
United States Treasury Strip Principal	176,252

Total Market Value of Collateral Securities	$37,740,004

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$8,589,959

Total Market Value of Collateral Securities	$8,589,959

MF Global Holdings Ltd. (0.250%)

Security Description	Value

Ginnie Mae I Pool	$9,139,722
Ginnie Mae II Pool	6,160,462

Total Market Value of Collateral Securities	$15,300,184

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$138,334
Fannie Mae Pool	7,766,249
Fannie Mae Principal Strip	132,966
Fannie Mae Whole Loan	126,408
Federal Farm Credit Bank	1,592,984
Federal Farm Credit Discount Notes	193,375
Federal Home Loan Bank Discount Notes	715,181
Federal Home Loan Banks	1,098,182
Federal Home Loan Mortgage Corp	78,763
Federal National Mortgage Association	909,596
FHLMC Structured Pass Through Securities	109,445
Freddie Mac Gold Pool	727,607
Freddie Mac Non Gold Pool	1,705,637
Government National Mortgage Association	5,273

Total Market Value of Collateral Securities	$15,300,000

Pershing LLC (0.220%)

Security Description	Value

Fannie Mae Benchmark REMIC	$8,905
Fannie Mae REMICS	1,458,267
Fannie Mae Whole Loan	5,416
Freddie Mac REMICS	2,105,531
Government National Mortgage Association	1,250,710
United States Treasury Bill	271,171

Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.270%)

Security Description	Value

Fannie Mae REMICS	$773,236
FHLMC Structured Pass Through Securities	1,764,544
Freddie Mac REMICS	1,968,444
Freddie Mac Strips	540,778
Government National Mortgage Association	53,014

Total Market Value of Collateral Securities	$5,100,016

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
DKK	Danish Krone
USD	US Dollar
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$233,802,246	$—	$—	$233,802,246
Consumer Staples	169,536,399	—	—	169,536,399
Energy	199,861,629	—	—	199,861,629
Financials	81,926,019	—	—	81,926,019
Health Care	174,331,480	8,078,065	—	182,409,545
Industrials	238,796,507	—	—	238,796,507
Information Technology	506,038,683	—	—	506,038,683
Materials	90,173,681	—	—	90,173,681
Telecommunication Services	26,850,203	—	—	26,850,203

Total Equity Securities	1,721,316,847	8,078,065	—	1,729,394,912

Affiliated Money Market Fund(c)	15,322,322	—	—	15,322,322
Investments of Cash Collateral Received for Securities on Loan	—	293,878,630	—	293,878,630

Total Other	15,322,322	293,878,630	—	309,200,952

Investments in Securities	1,736,639,169	301,956,695	—	2,038,595,864
Derivatives(d)
Liabilities
Forward Foreign Currency Exchange Contracts	—	(22,630)	—	(22,630)

Total	$1,736,639,169	$301,934,065	$—	$2,038,573,234

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.
(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Variable Portfolio - Columbia Wanger International Equities Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (92.9%)

AUSTRALIA (2.0%)

Cochlear Ltd.(a)	38,305	$3,286,916
Hastie Group Ltd.(a)(b)(c)(d)	340,810	326,078
SAI Global Ltd.(a)(b)	602,480	3,120,144
Seek Ltd.(a)(b)	80,000	558,988
UGL Ltd.(a)	203,062	3,293,752

Total		10,585,878

BERMUDA (1.6%)

China Green Holdings Ltd.(a)(b)	867,300	667,932
China Yurun Food Group Ltd.(a)	1,022,000	3,425,200
PureCircle Ltd.(a)(e)	311,357	551,924
REXLot Holdings Ltd.(a)(b)	19,654,050	2,174,171
Textainer Group Holdings Ltd.(a)(b)	48,028	1,784,721

Total		8,603,948

BRAZIL (3.1%)

Localiza Rent a Car SA(a)	390,000	6,215,539
Mills Estruturas e Servicos de Engenharia SA(a)	248,000	2,719,015
MRV Engenharia e Participacoes SA(a)	275,000	2,199,798
Natura Cosmeticos SA(a)	105,000	2,957,737
PDG Realty SA Empreendimentos e Participacoes(a)	409,420	2,276,994

Total		16,369,083

CANADA (6.3%)

AG Growth International, Inc.(a)(b)	73,874	3,480,727
Baytex Energy Corp. Unit(a)(b)(e)	60,933	3,562,962
Black Diamond Group Ltd.(a)(b)	45,197	1,202,767
Canacol Energy Ltd.(a)(e)	659,200	1,019,907
CCL Industries, Inc., Class B(a)	107,468	3,502,825
DeeThree Exploration Ltd.(a)	116,000	490,562
DeeThree Exploration Ltd.(a)	91,000	384,838
DeeThree Exploration Ltd.(a)(b)(e)	117,000	494,791
Guyana Goldfields, Inc.(a)(e)	122,265	1,187,969
Horizon North Logistics, Inc.(a)(e)	198,109	1,017,620
Ivanhoe Mines Ltd.(a)(b)(e)	76,111	2,090,008
Ivanhoe Mines Ltd.(a)(e)	80,960	2,220,450
Madalena Ventures, Inc.(a)(e)	465,000	431,666
Onex Corp.(a)	51,000	1,788,025
Pan Orient Energy Corp.(a)(e)	132,433	941,169
ShawCor Ltd., Class A(a)	141,738	5,330,343
Southern Arc Minerals, Inc.(a)(c)(d)(e)	435,000	556,818
Sterling Resources Ltd.(a)(e)	225,000	1,009,541
Tahoe Resources, Inc.(a)(e)	90,900	1,837,690
Tesco Corp.(a)(b)(e)	28,817	632,533

Total		33,183,211

Issuer	Shares	Value

Common Stocks (continued)

CAYMAN ISLANDS (3.3%)

51job, Inc., ADR(a)(e)	21,000	$1,342,530
Lifestyle International Holdings Ltd.(a)	1,470,000	3,517,036
Melco Crown Entertainment Ltd., ADR(a)(b)(e)	570,000	4,332,000
Mongolian Mining Corp.(a)(e)	1,775,900	2,266,812
New Oriental Education & Technology Group, ADR(a)(e)	22,760	2,277,593
Noah Holdings Ltd., ADR(a)(b)(e)	18,400	269,192
SA SA International Holdings Ltd.(a)(b)	2,700,000	1,378,757
Wasion Group Holdings Ltd.(a)(b)	2,524,897	1,357,299
Zuoan Fashion Ltd., ADR(a)(e)	53,600	370,376

Total		17,111,595

CHILE (0.3%)

Sociedad Quimica y Minera de Chile SA, ADR(a)(b)	28,384	1,568,500

CHINA (2.7%)

China Communications Services Corp., Ltd., Class H(a)	3,800,000	2,311,150
Jiangsu Expressway Co., Ltd., Series H(a)	3,036,000	3,403,304
Shandong Weigao Group Medical Polymer Co., Ltd., Class H(a)	938,284	2,677,014
Zhaojin Mining Industry Co., Ltd., Class H(a)	1,321,230	5,903,924

Total		14,295,392

CZECH REPUBLIC (0.5%)

Komercni Banka AS(a)(e)	10,641	2,685,288

DENMARK (1.1%)

Novozymes AS, Series B(a)(b)	25,324	3,877,154
SimCorp AS(a)	13,000	2,082,985

Total		5,960,139

FINLAND (0.9%)

Poyry OYJ(a)(b)	151,904	2,314,241
Stockmann OYJ Abp, Class B(a)(b)	80,103	2,406,665

Total		4,720,906

FRANCE (4.7%)

Eurofins Scientific(a)	49,600	4,374,339
Hi-Media SA(a)(b)(e)	150,963	761,643
Mersen(a)	47,000	2,606,386
Neopost SA(a)(b)	51,000	4,467,452
Norbert Dentressangle SA(a)	18,000	1,930,055
Pierre & Vacances(a)(b)	28,000	2,460,258

Issuer	Shares	Value

Common Stocks (continued)

FRANCE (CONTINUED)

Rubis(a)	22,400	$2,673,586
Saft Groupe SA(a)	74,600	3,169,578
Teleperformance(a)	59,000	2,224,571

Total		24,667,868

GERMANY (3.7%)

CTS Eventim AG(a)(b)	40,568	2,617,366
Deutsche Beteiligungs AG(a)	27,524	793,597
ElringKlinger AG(a)	45,000	1,419,290
Rational AG(a)	11,298	2,689,935
Rheinmetall AG(a)	51,000	4,226,046
Rhoen Klinikum AG(a)	91,600	1,986,177
Vossloh AG(a)(b)	19,800	2,648,635
Wirecard AG(a)	173,465	3,111,036

Total		19,492,082

GREECE (0.4%)

Intralot SA-Integrated Lottery Systems & Services(a)	559,800	1,943,703

HONG KONG (0.3%)

Hong Kong Exchanges and Clearing Ltd.(a)(b)	60,000	1,301,901

INDIA (2.3%)

Infrastructure Development Finance Co., Ltd.(a)	460,000	1,593,015
Jain Irrigation Systems Ltd.(a)	572,000	2,294,139
Manappuram General Finance & Leasing Ltd.(a)	448,800	1,336,533
Mundra Port and Special Economic Zone Ltd.(a)	540,000	1,654,323
REI Agro Ltd.(a)	2,416,000	1,477,247
S Kumars Nationwide Ltd.(a)(e)	690,000	843,854
Shriram Transport Finance Co., Ltd.(a)	150,000	2,675,727

Total		11,874,838

IRELAND (1.0%)

Paddy Power PLC(a)	36,151	1,583,105
United Drug PLC(a)	1,050,000	3,422,537

Total		5,005,642

ISRAEL (0.7%)

Israel Chemicals Ltd.(a)	236,418	3,892,465

ITALY (2.8%)

Ansaldo STS SpA(a)	181,000	2,652,345
CIR — Compagnie Industriali Riunite SpA(a)(b)(e)	807,000	1,812,733

Issuer	Shares	Value

Common Stocks (continued)

ITALY (CONTINUED)

Credito Emiliano SpA(a)(b)	373,044	$2,448,835
Geox SpA(a)(b)	295,000	1,856,248
Terna Rete Elettrica Nazionale SpA(a)	343,000	1,642,044
Tod’s SpA(a)	37,500	4,419,005

Total		14,831,210

JAPAN (15.8%)

Advance Residence Investment Corp.(a)	1,825	3,593,621
Aeon Delight Co., Ltd.(a)	153,220	2,562,703
Aeon Mall Co., Ltd.(a)	74,101	1,589,063
Ain Pharmaciez, Inc.(a)	61,197	2,131,613
Asahi Diamond Industrial Co., Ltd.(a)(b)	110,000	2,109,259
Asics Corp.(a)(b)	242,526	3,248,956
Benesse Holdings, Inc.(a)	2,897	118,924
Daiseki Co., Ltd.(a)(b)	101,024	1,974,390
Fukuoka REIT Corp.(a)	230	1,644,065
Glory Ltd.(a)	86,920	1,919,323
Gree, Inc.(a)(b)	180,000	3,016,345
Hamamatsu Photonics KK(a)(b)	58,060	2,301,402
Hoshizaki Electric Co., Ltd.(a)	129,000	2,344,806
Ibiden Co., Ltd.(a)(b)	58,153	1,840,414
Icom, Inc.(a)(b)	59,356	1,746,953
Japan Airport Terminal Co., Ltd.(a)(b)	96,519	1,217,969
Jupiter Telecommunications Co., Ltd.(a)	2,136	2,100,452
Kakaku.com, Inc.(a)	245	1,363,466
Kamigumi Co., Ltd.(a)	268,655	2,292,653
Kansai Paint Co., Ltd.(a)(b)	619,011	5,364,884
Kintetsu World Express, Inc.(a)	77,108	2,410,624
Kuraray Co., Ltd.(a)	136,000	1,756,135
Makita Corp.(a)	45,489	2,115,999
Miura Co., Ltd.(a)	52,292	1,566,682
Mori Hills REIT Investment Corp.(a)	240	733,361
Nakanishi, Inc.(a)	23,439	2,354,529
Nippon Sheet Glass Co., Ltd.(a)	617,000	1,780,874
Orix JREIT, Inc.(a)	545	2,995,752
Osaka Securities Exchange Co., Ltd.(a)	417	2,090,900
Pigeon Corp.(a)(b)	37,800	1,181,556
Seven Bank Ltd.(a)(b)	1,770	3,571,704
Shimadzu Corp.(a)(b)	192,000	1,704,961
Shinsei Bank Ltd.(a)(b)	1,094,000	1,289,171
Sintokogio Ltd.(a)	92,700	974,479
Start Today Co., Ltd.(a)	200,700	3,094,552
Suruga Bank Ltd.(a)(b)	155,666	1,382,701
Torishima Pump Manufacturing Co., Ltd.(a)(b)	84,771	1,259,432
Tsumura & Co.(a)(b)	64,580	2,027,786
Ushio, Inc.(a)(b)	99,701	1,949,927
Wacom Co., Ltd.(a)(b)	1,732	2,126,495

Total		82,848,881

Issuer	Shares	Value

Common Stocks (continued)

KOREA (1.3%)

MegaStudy Co., Ltd.(a)	10,200	$1,568,983
NHN Corp.(a)(e)	11,900	2,076,238
Woongjin Coway Co., Ltd.(a)	99,300	3,426,611

Total		7,071,832

LUXEMBOURG (0.6%)

GlobeOp Financial Services SA(a)	235,000	1,507,947
L’Occitane International SA(a)(e)	675,000	1,665,638

Total		3,173,585

MALTA (0.2%)

Unibet Group PLC, SDR(a)	49,000	983,975

MEXICO (0.5%)

Grupo Aeroportuario del Sureste SAB de CV, ADR(a)	47,000	2,762,190

NETHERLANDS (7.1%)

Aalberts Industries NV(a)	184,754	4,384,398
Arcadis NV(a)	103,512	2,501,920
Core Laboratories NV(a)(b)	20,322	2,076,299
Fugro NV-CVA(a)	62,470	5,504,947
Gemalto NV(a)(b)	52,600	2,587,073
Imtech NV(a)	149,036	5,531,688
Koninklijke Ten Cate NV(a)	102,848	4,215,996
Koninklijke Vopak NV(a)	90,345	4,346,852
Unit 4 NV(a)	122,386	4,162,689
USG People NV(a)(e)	87,953	1,819,845

Total		37,131,707

NORWAY (0.1%)

Atea ASA(a)	29,500	332,060

PORTUGAL (0.7%)

Banco Comercial Portugues SA, Series R(a)(b)	1,843,231	1,504,642
REN — Redes Energeticas Nacionais SA(a)	592,000	2,100,811

Total		3,605,453

SINGAPORE (4.6%)

Ascendas Real Estate Investment Trust(a)(d)	1,639,279	2,640,013
CDL Hospitality Trusts(a)	1,881,900	3,002,900
Goodpack Ltd.(a)	960,000	1,478,433
Hutchison Port Holdings Trust Unit(a)(e)	2,500,000	2,475,000
Mapletree Industrial Trust(a)(b)	3,020,000	2,516,239

Issuer	Shares	Value

Common Stocks (continued)

SINGAPORE (CONTINUED)

Mapletree Logistics Trust(a)	4,700,000	$3,377,221
Olam International Ltd.(a)(b)	2,900,000	6,439,084
Singapore Exchange Ltd.(a)(b)	327,000	2,035,327

Total		23,964,217

SOUTH AFRICA (3.2%)

Adcock Ingram Holdings Ltd.(a)	381,000	3,128,537
Coronation Fund Managers Ltd.(a)	147,200	387,311
Mr Price Group Ltd.(a)	381,231	3,451,648
Naspers Ltd., Series N(a)	90,200	4,853,333
Northam Platinum Ltd.(a)(b)	473,000	3,076,423
RMI Holdings(a)	1,012,000	1,742,764

Total		16,640,016

SPAIN (0.5%)

Red Electrica Corp. SA(a)	50,500	2,869,900

SWEDEN (2.7%)

East Capital Explorer AB(a)(e)	81,577	1,105,029
Hexagon AB, Series B(a)	366,897	8,759,863
ORC Software AB(a)(b)	56,881	901,171
Sweco AB, Series B(a)	318,005	3,274,818

Total		14,040,881

SWITZERLAND (3.5%)

Aryzta AG(a)	26,421	1,327,384
Bank Sarasin & Cie AG, Series B(a)(b)	57,620	2,509,309
Geberit AG(a)	15,959	3,475,014
Kuehne & Nagel International AG(a)	26,913	3,765,183
Partners Group Holding AG(a)	15,900	3,039,782
Sika AG(a)	1,824	4,392,692

Total		18,509,364

TAIWAN (2.5%)

China Steel Chemical Corp.(a)	242,400	1,294,241
Everlight Electronics Co., Ltd.(a)	606,000	1,712,023
Far EasTone Telecommunications Co Ltd.(a)	409,500	612,856
Formosa International Hotels Corp.(a)	132,790	2,262,192
President Chain Store Corp.(a)	277,300	1,231,021
Simplo Technology Co., Ltd.(a)	594,580	3,719,419
Sinyi Realty Co.(a)	150,800	271,221
St. Shine Optical Co., Ltd.(a)	93,900	1,154,717
Taiwan Hon Chuan Enterprise Co., Ltd.(a)	381,800	958,214

Total		13,215,904

Issuer	Shares	Value

Common Stocks (continued)

THAILAND (0.3%)

Home Product Center PCL(a)	4,854,700	$1,469,751

UNITED KINGDOM (7.3%)

Abcam PLC(a)(e)	264,000	1,596,627
Archipelago Resources PLC(a)(e)	2,254,130	2,074,722
Charles Taylor Consulting PLC(a)	1,057,000	2,373,894
Chemring Group PLC(a)(e)	410,000	4,548,145
Cobham PLC(a)	778,586	2,875,214
Flybe Group PLC(a)(e)	106,400	443,786
Intertek Group PLC(a)	167,438	5,463,403
Jardine Lloyd Thompson Group PLC(a)	177,000	1,964,887
Petropavlovsk PLC(a)	169,000	2,705,675
Premier Oil PLC(a)(e)	49,000	1,567,399
Rotork PLC(a)	60,672	1,699,381
Serco Group PLC(a)	556,077	4,977,685
Shaftesbury PLC(a)	68,200	517,602
SKIL Ports & Logistics Ltd.(a)(e)	135,000	446,128
Smith & Nephew PLC(a)	122,509	1,381,598
Tullow Oil PLC(a)	61,386	1,425,923
Workspace Group PLC(a)	5,343,000	2,335,662

Total		38,397,731

UNITED STATES (3.9%)

Alexion Pharmaceuticals, Inc.(b)(e)	35,600	3,513,008
Atwood Oceanics, Inc.(b)(e)	110,919	5,149,969
BioMarin Pharmaceutical, Inc.(b)(e)	100,000	2,513,000
Bristow Group, Inc.(b)(e)	34,989	1,654,980
Central European Distribution Corp.(b)(e)	79,527	902,632
FMC Technologies, Inc.(b)(e)	26,913	2,542,740
Gulf United Energy, Inc. Pipe(c)(d)	1,694,000	575,960
Toreador Resources Corp.(e)	31,000	334,180
World Fuel Services Corp.(b)	75,115	3,050,420

Total		20,236,889

VIRGIN ISLANDS (0.4%)

Mail.ru Group Ltd., GDR(a)(e)(f)	63,800	1,910,810

Total Common Stocks (Cost: $388,546,106)		$487,258,795

Preferred Stocks (0.8%)

BRAZIL (0.8%)

Suzano Papel e Celulose SA(a)	485,800	4,537,684

Total Preferred Stocks (Cost: $4,165,171)		$4,537,684

	Shares	Value

Money Market Fund (5.5%)
Columbia Short-Term Cash Fund, 0.229%(g)(h)	28,646,758	$28,646,758

Total Money Market Fund (Cost: $28,646,758)		$28,646,758

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (14.4%)

Asset-Backed Commercial Paper (0.6%)

Cancara Asset Securitisation LLC
04/28/11	0.250%	$1,999,583	$1,999,583
Rhein-Main Securitisation Ltd.
04/18/11	0.551%	998,671	998,671

Total			2,998,254

Certificates of Deposit (2.9%)

Barclays Bank PLC
05/23/11	0.400%	2,000,000	2,000,000
Credit Industrial et Commercial
05/23/11	0.400%	2,000,000	2,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	1,500,000	1,500,000
KBC Bank NV
04/29/11	0.450%	3,000,000	3,000,000
Mitsubishi UFJ Trust and Banking Corp.
06/08/11	0.340%	2,000,000	2,000,000
Norinchukin Bank
04/25/11	0.340%	1,000,000	1,000,000
Societe Generale
07/01/11	0.363%	1,000,000	1,000,000
Sumitomo Trust & Banking Co., Ltd.
05/25/11	0.370%	999,086	999,086
United Overseas Bank Ltd.
05/23/11	0.400%	2,000,000	2,000,000

Total			15,499,086

Repurchase Agreements (10.9%)

Barclays Capital, Inc.
dated 01/04/11, matures 04/15/11, repurchase price $2,000225(i)
	0.270%	2,000,000	2,000,000
Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11, repurchase price $10,000,064(i)
	0.230%	10,000,000	10,000,000
Citigroup Global Markets, Inc.(i)
dated 03/31/11, matures 04/01/11, repurchase price $15,000,054
	0.130%	15,000,000	15,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

dated 03/31/11, matures 04/01/11, repurchase price $1,000,004
	0.130%	$1,000,000	$1,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $4,271,265(i)
	0.160%	4,271,246	4,271,246
Merrill Lynch Pierce Fenner & Smith, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $5,000,025(i)
	0.180%	5,000,000	5,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Nomura Securities
dated 03/31/10, matures 04/01/11, repurchase price $15,000,100(i)
	0.240%	$15,000,000	$15,000,000
Pershing LLC
dated 03/31/11, matures 04/01/11, repurchase price $5,000,031(i)
	0.220%	5,000,000	5,000,000

Total			57,271,246

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $75,768,586)			$75,768,586

Total Investments (Cost: $497,126,621)(j)			$596,211,823(k)
Other Assets & Liabilities, Net			(71,597,782)

Net Assets			$524,614,041

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at March 31, 2011:

	Percentage of Net
Industry	Assets	Value

Aerospace & Defense	1.4%	$7,423,359
Air Freight & Logistics	1.1	5,819,113
Airlines	0.1	443,786
Auto Components	0.3	1,419,290
Beverages	0.2	902,632
Biotechnology	1.4	7,622,635
Building Products	1.1	5,581,966
Capital Markets	1.5	8,104,221
Chemicals	4.2	22,146,071
Commercial Banks	2.5	12,882,343
Commercial Services & Supplies	2.2	11,735,165
Communications Equipment	0.3	1,746,953
Computers & Peripherals	1.6	8,432,988
Construction & Engineering	2.8	14,602,178
Consumer Finance	0.8	4,012,259
Containers & Packaging	0.8	4,461,039
Diversified Consumer Services	0.8	3,965,500
Diversified Financial Services	2.4	12,792,116
Diversified Telecommunication Services	0.4	2,311,150
Electric Utilities	0.9	4,511,943
Electrical Equipment	1.5	7,725,891
Electronic Equipment, Instruments & Components	1.7	8,916,097
Energy Equipment & Services	4.4	22,891,812
Food & Staples Retailing	1.9	9,801,718
Food Products	1.4	7,449,687
Gas Utilities	0.5	2,673,586
Health Care Equipment & Supplies	2.1	10,854,773
Health Care Providers & Services	1.0	5,408,713
Hotels, Restaurants & Leisure	3.0	15,739,404
Household Durables	1.5	7,903,403
Household Products	0.2	1,181,556
Industrial Conglomerates	1.1	6,038,779
Insurance	1.2	6,081,545
Internet & Catalog Retail	0.6	3,094,552
Internet Software & Services	1.6	8,366,858
IT Services	0.7	3,443,096
Life Sciences Tools & Services	0.8	4,374,339
Machinery	7.3	38,247,058
Marine	0.7	3,765,183
Media	2.0	10,332,794
Metals & Mining	4.6	23,920,490
Multiline Retail	1.1	5,923,701
Multi-Utilities	0.4	2,100,811
Office Electronics	0.8	4,467,452
Oil, Gas & Consumable Fuels	2.9	15,289,318
Paper & Forest Products	0.9	4,537,684
Personal Products	0.6	2,957,737
Pharmaceuticals	1.0	5,156,323
Professional Services	3.2	16,843,723
Real Estate Investment Trusts (REITs)	4.4	23,356,435
Real Estate Management & Development	0.3	1,860,285
Road & Rail	1.2	6,215,539
Software	1.4	7,146,845
Specialty Retail	1.5	7,965,794
Textiles, Apparel & Luxury Goods	2.8	14,954,435
Trading Companies & Distributors	0.9	4,503,736
Transportation Infrastructure	3.6	18,775,764
Wireless Telecommunication Services	0.1	612,856
Other(1)	19.9	104,415,344

Total		$596,211,823

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2011

		Currency to be	Currency to be	Unrealized	Unrealized
Counterparty	Exchange Date	Delivered	Received	Appreciation	Depreciation

Morgan Stanley	April 1, 2011	23,494	37,558	$—	$(132)
		(GBP)	(USD)

State Street Bank & Trust Company	April 1, 2011	13,359,925	164,642	1,623	—
		(JPY)	(USD)

Morgan Stanley	April 1, 2011	167,426	163,240	950	—
		(USD)	(CAD)

State Street Bank & Trust Company	April 1, 2011	32,119	2,645,266	—	(317)
		(USD)	(JPY)

State Street Bank & Trust Company	April 1, 2011	6,014	41,301	92	—
		(USD)	(ZAR)

Mellon Bank	April 4, 2011	28,089	39,589	—	(219)
		(EUR)	(USD)

State Street Bank & Trust Company	April 4, 2011	13,582,632	163,626	334	—
		(JPY)	(USD)

Morgan Stanley	April 4, 2011	158,778	154,206	279	—
		(USD)	(CAD)

State Street Bank & Trust Company	April 4, 2011	3,779	313,698	—	(8)
		(USD)	(JPY)

Morgan Stanley	April 4, 2011	8,674	59,519	124	—
		(USD)	(ZAR)

Morgan Stanley	April 5, 2011	18,419	26,140	37	—
		(EUR)	(USD)

Morgan Stanley	April 5, 2011	7,210	11,577	11	—
		(GBP)	(USD)

Standard Chartered Bank	April 5, 2011	18,280,175	220,642	876	—
		(JPY)	(USD)

Morgan Stanley	April 5, 2011	23,363	22,650	—	—
		(USD)	(CAD)

Morgan Stanley	April 5, 2011	12,216	83,878	181	—
		(USD)	(ZAR)

Mellon Bank	April 6, 2011	10,072	68,624	69	—
		(USD)	(ZAR)

Mellon Bank	April 7, 2011	9,752	66,006	5	—
		(USD)	(ZAR)

Total				$4,581	$(676)

Notes to Portfolio of Investments
(a)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 89.89% of net assets.

(b)	At March 31, 2011, security was partially or fully on loan.

(c)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2011 was $1,458,856, representing 0.28% of net assets. Information concerning such security holdings at March 31, 2011 was as follows:

	Acquisition
Security Description	Dates	Cost

Gulf United Energy, Inc. Pipe	02/11/11	$508,200
Hastie Group Ltd.	05/21/10 thru 06/29/10	428,419
Southern Arc Minerals, Inc.	02/16/11	706,742
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2011, the value of these securities amounted to $4,098,869, which represents 0.78% of net assets.

(e)	Non-income producing.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $1,910,810 or 0.36% of net assets.

(g)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$35,727,879	$20,699,598	$(27,780,719)	$—	$28,646,758	$17,511	$28,646,758
(h)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$132,519
Arabella Ltd	188,398
BP Capital Markets PLC	68,294
BPCE	266,656
Dexia Delaware LLC	305,175
Electricite De France	239,888
European Investment Bank	190,320
Nationwide Building	130,409
Skandin Ens Banken AG	231,865
Societe Generale	346,476

Total Market Value of Collateral Securities	$2,100,000

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$1,389
Fannie Mae Interest Strip	540,477
Fannie Mae Pool	4,760,356
Fannie Mae Principal Strip	50,941
Fannie Mae REMICS	158,514
Federal Farm Credit Bank	90,922
Federal Home Loan Banks	134,906
Federal Home Loan Mortgage Corp	79,034
Federal National Mortgage Association	61,819
FHLMC Structured Pass Through Securities	27,682
Freddie Mac Coupon Strips	599
Freddie Mac Gold Pool	674,629
Freddie Mac Non Gold Pool	2,044,067
Freddie Mac REMICS	202,495
Freddie Mac Strips	52,658
Ginnie Mae I Pool	143,064
Ginnie Mae II Pool	435,182
Government National Mortgage Association	168,991
LMA SA & LMA Americas	478
Metlife Short Term Funding	657
Sanofi-Aventis	2,042
Silver Tower US Fund	456
Suncorp-Metway Ltd	1,402
United States Treasury Inflation Indexed Bonds	30,044
United States Treasury Strip Coupon	489,561
United States Treasury Strip Principal	47,636

Total Market Value of Collateral Securities	$10,200,001

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value

Fannie Mae Benchmark REMIC	$66,194
Fannie Mae REMICS	4,895,766
Fannie Mae Whole Loan	114,104
Fannie Mae-Aces	30,772
Freddie Mac Reference REMIC	458,776
Freddie Mac REMICS	7,478,676
Government National Mortgage Association	2,255,712

Total Market Value of Collateral Securities	$15,300,000

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value

Fannie Mae Benchmark REMIC	$4,413
Fannie Mae REMICS	326,384
Fannie Mae Whole Loan	7,607
Fannie Mae-Aces	2,052
Freddie Mac Reference REMIC	30,585
Freddie Mac REMICS	498,578
Government National Mortgage Association	150,381

Total Market Value of Collateral Securities	$1,020,000

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$4,356,671

Total Market Value of Collateral Securities	$4,356,671

Merrill Lynch Pierce Fenner & Smith, Inc. (0.180%)

Security Description	Value

Fannie Mae REMICS	$1,453,300
Freddie Mac REMICS	1,085,192
Government National Mortgage Association	2,561,508

Total Market Value of Collateral Securities	$5,100,000

Nomura Securities (0.240%)

Security Description	Value

Fannie Mae Pool	$11,142,219
Freddie Mac Gold Pool	4,157,781

Total Market Value of Collateral Securities	$15,300,000

Pershing LLC (0.220%)

Security Description	Value

Fannie Mae Benchmark REMIC	$8,905
Fannie Mae REMICS	1,458,267
Fannie Mae Whole Loan	5,416
Freddie Mac REMICS	2,105,531
Government National Mortgage Association	1,250,710
United States Treasury Bill	271,171

Total Market Value of Collateral Securities	$5,100,000

(j)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $497,127,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$106,994,000
Unrealized Depreciation	(7,909,000)

Net Unrealized Appreciation	$99,085,000

(k)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt
Currency Legend
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$11,456,761	$59,842,113	$—	$71,298,874
Consumer Staples	3,860,369	18,432,962	—	22,293,331
Energy	29,106,900	8,498,270	575,960	38,181,130
Financials	2,057,218	67,031,985	—	69,089,203
Health Care	6,026,008	27,390,775	—	33,416,783
Industrials	20,525,108	126,870,053	326,078	147,721,239
Information Technology	—	42,520,288	—	42,520,288
Materials	12,407,442	37,563,340	556,818	50,527,600
Telecommunication Services	—	2,924,006	—	2,924,006
Utilities	—	9,286,341	—	9,286,341
Preferred Stocks
Materials	4,537,684	—	—	4,537,684

Total Equity Securities	89,977,490	400,360,133	1,458,856	491,796,479

Other
Affiliated Money Market Fund(c)	28,646,758	—	—	28,646,758
Investments of Cash Collateral Received for Securities on Loan	—	75,768,586	—	75,768,586

Total Other	28,646,758	75,768,586	—	104,415,344

Investments in Securities	118,624,248	476,128,719	1,458,856	596,211,823
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	4,581	—	4,581
Liabilities
Forward Foreign Currency Exchange Contracts	—	(676)	—	(676)

Total	$118,624,248	$476,132,624	$1,458,856	$596,215,728

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.
(d) Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks

Balance as of December 31, 2010	$—
Accrued discounts/premiums	—
Realized gain (loss)	(55,070)
Change in unrealized appreciation (depreciation)*	(30,618)
Sales	(187,054)
Purchases	1,214,943
Issuances	—
Settlements	—
Transfers into Level 3	516,655
Transfers out of Level 3	—

Balance as of March 31, 2011	$1,458,856

* Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2011 was $(30,618).
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Variable Portfolio - Columbia Wanger U.S. Equities Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (100.4%)

CONSUMER DISCRETIONARY (14.9%)

Auto Components (0.4%)

Drew Industries, Inc.(a)	127,000	$2,835,910

Automobiles (0.2%)

Thor Industries, Inc.(a)	50,000	1,668,500

Distributors (0.5%)

Pool Corp.	131,000	3,158,410

Diversified Consumer Services (0.5%)

ITT Educational Services, Inc.(a)(b)	47,700	3,441,555

Hotels, Restaurants & Leisure (4.6%)

Bally Technologies, Inc.(a)(b)	156,000	5,904,600
Bravo Brio Restaurant Group, Inc.(a)(b)	14,800	261,812
Gaylord Entertainment Co.(a)(b)	362,000	12,554,160
Life Time Fitness, Inc.(b)	99,000	3,693,690
Penn National Gaming, Inc.(b)	95,000	3,520,700
Pinnacle Entertainment, Inc.(a)(b)	348,000	4,739,760
Summit Hotel Properties, Inc.(b)	48,000	477,120
WMS Industries, Inc.(a)(b)	27,000	954,450

Total		32,106,292

Household Durables (0.7%)

Cavco Industries, Inc.(a)(b)	66,000	2,980,560
Jarden Corp.	57,000	2,027,490

Total		5,008,050

Internet & Catalog Retail (1.0%)

Gaiam, Inc., Class A	8,000	52,800
Shutterfly, Inc.(a)(b)	134,000	7,016,240

Total		7,069,040

Media (0.2%)

Entravision Communications Corp., Class A(b)	301,000	815,710
Salem Communications Corp., Class A	192,000	720,000
Spanish Broadcasting System, Inc., Class A(b)	176,000	167,200

Total		1,702,910

Multiline Retail (0.5%)

Saks, Inc.(a)(b)	284,000	3,212,040

Specialty Retail (3.0%)

Aaron’s, Inc.(a)	47,000	1,191,920
Abercrombie & Fitch Co., Class A	189,000	11,094,300
Chico’s FAS, Inc.(a)	213,000	3,173,700
Express, Inc.(a)	37,100	724,934

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Specialty Retail (cont.)

Pier 1 Imports, Inc.(a)(b)	247,000	$2,507,050
Talbots, Inc.(a)(b)	164,000	990,560
Wet Seal, Inc. (The), Class A(a)(b)	241,800	1,034,904

Total		20,717,368

Textiles, Apparel & Luxury Goods (3.3%)

Deckers Outdoor Corp.(a)(b)	16,000	1,378,400
Lululemon Athletica, Inc.(a)(b)	167,000	14,871,350
True Religion Apparel, Inc.(a)(b)	103,300	2,424,451
Warnaco Group, Inc. (The)(a)(b)	70,000	4,003,300

Total		22,677,501

TOTAL CONSUMER DISCRECTIONARY		103,597,576

CONSUMER STAPLES (0.6%)

Food & Staples Retailing (—%)

Fresh Market, Inc. (The)(a)(b)	5,000	188,700

Food Products (0.6%)

Diamond Foods, Inc.(a)	71,000	3,961,800

TOTAL CONSUMER STAPLES		4,150,500

ENERGY (10.3%)

Energy Equipment & Services (6.1%)

Atwood Oceanics, Inc.(b)	282,900	13,135,047
Bristow Group, Inc.(b)	70,000	3,311,000
Core Laboratories NV(a)(c)	40,000	4,086,800
FMC Technologies, Inc.(b)	202,400	19,122,752
Hornbeck Offshore Services, Inc.(a)(b)	76,000	2,344,600
Tesco Corp.(a)(b)(c)	27,000	592,650

Total		42,592,849

Oil, Gas & Consumable Fuels (4.2%)

Carrizo Oil & Gas, Inc.(a)(b)	155,000	5,724,150
EQT Corp.	14,000	698,600
Houston American Energy Corp.(a)	153,000	2,357,730
Northern Oil and Gas, Inc.(a)(b)	72,000	1,922,400
Oasis Petroleum, Inc.(a)(b)	6,500	205,530
Quicksilver Resources, Inc.(a)(b)	183,000	2,618,730
Rosetta Resources, Inc.(a)(b)	51,000	2,424,540
SM Energy Co.	82,000	6,083,580
Swift Energy Co.(a)(b)	33,000	1,408,440
Ultra Petroleum Corp.(a)(b)(c)	40,000	1,970,000
World Fuel Services Corp.(a)	94,000	3,817,340

Total		29,231,040

TOTAL ENERGY		71,823,889

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (13.7%)

Capital Markets (1.5%)

Eaton Vance Corp.(a)	99,000	$3,191,760
Investment Technology Group, Inc.(a)(b)	53,800	978,622
MF Global Holdings Ltd.(a)(b)	265,000	2,194,200
SEI Investments Co.	185,000	4,417,800

Total		10,782,382

Commercial Banks (5.2%)

Associated Banc-Corp.(a)	143,000	2,123,550
City National Corp.(a)	37,000	2,110,850
CVB Financial Corp.(a)	80,000	744,800
First Busey Corp.	426,000	2,164,080
Green Bankshares, Inc.(a)(b)	83,709	233,548
Guaranty Bancorp(a)(b)	291,000	375,390
Hancock Holding Co.	18,000	591,120
Lakeland Financial Corp.(a)	170,000	3,855,600
MB Financial, Inc.	177,000	3,709,920
Pacific Continental Corp.(a)	155,295	1,582,456
Sandy Spring Bancorp, Inc.(a)	57,000	1,052,220
SVB Financial Group(a)(b)	64,000	3,643,520
TCF Financial Corp.(a)	271,000	4,298,060
Valley National Bancorp(a)	386,000	5,388,560
Whitney Holding Corp.	251,000	3,418,620
Wilmington Trust Corp.	155,000	700,600

Total		35,992,894

Consumer Finance (0.1%)

World Acceptance Corp.(a)(b)	10,000	652,000

Diversified Financial Services (0.8%)

Leucadia National Corp.	148,000	5,555,920

Insurance (0.3%)

Tower Group, Inc.	94,000	2,258,820

Real Estate Investment Trusts (REITs) (5.0%)

Associated Estates Realty Corp.(a)	162,000	2,572,560
BioMed Realty Trust, Inc.(a)	492,000	9,357,840
Corporate Office Properties Trust(a)	61,000	2,204,540
DCT Industrial Trust, Inc.(a)	202,000	1,121,100
Digital Realty Trust, Inc.(a)	18,000	1,046,520
DuPont Fabros Technology, Inc.(a)	94,000	2,279,500
Education Realty Trust, Inc.(a)	156,000	1,252,680
Extra Space Storage, Inc.(a)	413,000	8,553,230
Kilroy Realty Corp.(a)	99,000	3,844,170
Kite Realty Group Trust(a)	510,000	2,708,100

Total		34,940,240

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Thrifts & Mortgage Finance (0.8%)

Berkshire Hills Bancorp, Inc.(a)	81,000	$1,688,850
Kaiser Federal Financial Group, Inc.(a)	21,541	264,954
Provident New York Bancorp(a)	3,000	30,960
ViewPoint Financial Group(a)	269,000	3,497,000

Total		5,481,764

TOTAL FINANCIALS		95,664,020

HEALTH CARE (10.1%)

Biotechnology (5.5%)

Alexion Pharmaceuticals, Inc.(a)(b)	69,000	6,808,920
Allos Therapeutics, Inc.(b)	173,000	548,410
Anthera Pharmaceuticals, Inc.(a)(b)	71,000	479,960
Array Biopharma, Inc.(a)(b)	205,000	627,300
BioMarin Pharmaceutical, Inc.(a)(b)	180,000	4,523,400
Cepheid, Inc.(a)(b)	146,800	4,113,336
Chelsea Therapeutics International Ltd.(a)(b)	305,000	1,189,500
Idenix Pharmaceuticals, Inc.(a)(b)	100,200	332,664
InterMune, Inc.(a)(b)	63,000	2,972,970
Isis Pharmaceuticals, Inc.(a)(b)	252,000	2,278,080
Micromet, Inc.(b)	320,000	1,795,200
Nabi Biopharmaceuticals(a)(b)	142,400	827,344
Nanosphere, Inc.(a)(b)	60,200	195,650
NPS Pharmaceuticals, Inc.(a)(b)	249,000	2,382,930
Onyx Pharmaceuticals, Inc.(b)	90,000	3,166,200
Savient Pharmaceuticals, Inc.(a)(b)	94,000	996,400
Seattle Genetics, Inc.(a)(b)	190,000	2,958,300
United Therapeutics Corp.(a)(b)	27,000	1,809,540

Total		38,006,104

Health Care Equipment & Supplies (1.5%)

Alimera Sciences, Inc.(a)(b)	51,400	400,920
American Medical Systems Holdings, Inc.(a)(b)	32,000	692,480
Gen-Probe, Inc.(a)(b)	46,000	3,052,100
IDEXX Laboratories, Inc.(a)(b)	22,000	1,698,840
Neogen Corp.(b)	17,000	703,460
Sirona Dental Systems, Inc.(b)	80,000	4,012,800

Total		10,560,600

Health Care Providers & Services (0.4%)

Health Management Associates, Inc., Class A(b)	261,500	2,850,350

Health Care Technology (0.3%)

Quality Systems, Inc.(a)	22,000	1,833,480

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Life Sciences Tools & Services (1.9%)

eResearchTechnology, Inc.(a)(b)	16,000	$108,320
Mettler-Toledo International, Inc.(b)	72,000	12,384,000
Pacific Biosciences of California, Inc.(b)	65,000	913,250

Total		13,405,570

Pharmaceuticals (0.5%)

Akorn, Inc.(b)	200,400	1,156,308
Auxilium Pharmaceuticals, Inc.(a)(b)	98,000	2,104,060
Nektar Therapeutics(a)(b)	44,900	425,203

Total		3,685,571

TOTAL HEALTH CARE		70,341,675

INDUSTRIALS (21.6%)

Aerospace & Defense (0.8%)

HEICO Corp., Class A	42,000	1,889,160
Moog, Inc., Class A(a)(b)	77,000	3,535,070

Total		5,424,230

Air Freight & Logistics (0.2%)

Forward Air Corp.(a)	43,000	1,317,090

Commercial Services & Supplies (2.3%)

Herman Miller, Inc.(a)	121,000	3,326,290
Knoll, Inc.(a)	419,000	8,782,240
McGrath Rentcorp(a)	136,100	3,711,447

Total		15,819,977

Electrical Equipment (5.0%)

Acuity Brands, Inc.(a)	107,500	6,287,675
AMETEK, Inc.	376,500	16,517,055
GrafTech International Ltd.(a)(b)	189,900	3,917,637
II-VI, Inc.(a)(b)	156,000	7,761,000

Total		34,483,367

Machinery (9.6%)

Albany International Corp., Class A(a)	154,000	3,834,600
Donaldson Co., Inc.(a)	175,000	10,725,750
ESCO Technologies, Inc.(a)	178,000	6,790,700
Kennametal, Inc.(a)	198,000	7,722,000
Mueller Water Products, Inc., Class A(a)	216,000	967,680
Nordson Corp.(a)	167,000	19,215,020
Oshkosh Corp.(b)	65,000	2,299,700
Pentair, Inc.(a)	190,000	7,180,100
Toro Co. (The)	20,000	1,324,400
WABCO Holdings, Inc.(b)	114,000	7,026,960

Total		67,086,910

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Professional Services (0.7%)

GP Strategies Corp.(a)(b)	129,000	$1,754,400
Navigant Consulting, Inc.(a)(b)	175,000	1,748,250
RCM Technologies, Inc.(b)	233,000	1,185,970

Total		4,688,620

Road & Rail (1.8%)

Avis Budget Group, Inc.(a)(b)	373,500	6,689,385
Heartland Express, Inc.(a)	81,000	1,422,360
Hertz Global Holdings, Inc.(b)	294,000	4,595,220

Total		12,706,965

Trading Companies & Distributors (1.2%)

CAI International, Inc.(a)(b)	91,000	2,353,260
H&E Equipment Services, Inc.(b)	58,800	1,147,188
Rush Enterprises, Inc., Class A(a)(b)	83,100	1,645,380
Rush Enterprises, Inc., Class B(b)	32,000	556,480
Textainer Group Holdings Ltd.(a)(c)	80,000	2,972,800

Total		8,675,108

TOTAL INDUSTRIALS		150,202,267

INFORMATION TECHNOLOGY (25.0%)

Communications Equipment (3.7%)

Blue Coat Systems, Inc.(b)	130,000	3,660,800
Finisar Corp.(a)(b)	399,800	9,835,080
Infinera Corp.(a)(b)	158,000	1,325,620
Ixia(a)(b)	92,000	1,460,960
Netgear, Inc.(a)(b)	77,000	2,497,880
Polycom, Inc.(b)	127,000	6,584,950

Total		25,365,290

Electronic Equipment, Instruments & Components (4.9%)

Amphenol Corp., Class A	57,000	3,100,230
IPG Photonics Corp.(a)(b)	448,000	25,840,640
Plexus Corp.(a)(b)	125,000	4,382,500
Sanmina-SCI Corp.(b)	85,000	952,850

Total		34,276,220

Internet Software & Services (0.9%)

Constant Contact, Inc.(a)(b)	37,000	1,291,300
Equinix, Inc.(b)	23,000	2,095,300
SPS Commerce, Inc.(a)(b)	117,000	1,814,670
TheStreet.com, Inc.(a)	344,000	1,152,400

Total		6,353,670

IT Services (1.5%)

Acxiom Corp.(b)	62,000	889,700
ExlService Holdings, Inc.(a)(b)	208,000	4,399,200

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

IT Services (cont.)

Global Payments, Inc.(a)	53,000	$2,592,760
Hackett Group, Inc. (The)(a)(b)	218,000	837,120
SRA International, Inc., Class A(b)	55,000	1,559,800

Total		10,278,580

Office Electronics (0.6%)

Zebra Technologies Corp., Class A(b)	106,000	4,159,440

Semiconductors & Semiconductor Equipment (4.9%)

Applied Micro Circuits Corp.(a)(b)	174,000	1,806,120
Atmel Corp.(b)	761,000	10,372,430
Entegris, Inc.(a)(b)	604,000	5,297,080
Microsemi Corp.(a)(b)	293,000	6,068,030
Monolithic Power Systems, Inc.(b)	188,000	2,667,720
ON Semiconductor Corp.(b)	355,000	3,503,850
Pericom Semiconductor Corp.(a)(b)	117,000	1,213,290
Supertex, Inc.(a)(b)	25,100	559,228
TriQuint Semiconductor, Inc.(b)	216,000	2,788,560

Total		34,276,308

Software (8.5%)

Advent Software, Inc.(b)	169,000	4,845,230
ANSYS, Inc.(a)(b)	120,000	6,502,800
Ariba, Inc.(a)(b)	100,000	3,414,000
Blackbaud, Inc.(a)	159,000	4,331,160
Blackboard, Inc.(a)(b)	53,500	1,938,840
Concur Technologies, Inc.(a)(b)	82,000	4,546,900
Informatica Corp.(a)(b)	295,000	15,407,850
MICROS Systems, Inc.(b)	305,000	15,076,150
NetSuite, Inc.(a)(b)	65,000	1,890,200
NICE Systems Ltd., ADR(a)(b)(c)	31,000	1,145,140
Tyler Technologies, Inc.(a)(b)	13,000	308,230

Total		59,406,500

TOTAL INFORMATION TECHNOLOGY		174,116,008

MATERIALS (0.6%)

Chemicals (0.5%)

Albemarle Corp.	71,000	4,243,670

Metals & Mining (0.1%)

Augusta Resource Corp.(b)(c)	75,000	384,750

TOTAL MATERIALS		4,628,420

TELECOMMUNICATION SERVICES (3.5%)

Diversified Telecommunication Services (3.0%)

AboveNet, Inc.(a)	80,600	5,227,716
Globalstar, Inc.(a)(b)	31,000	39,370

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES (CONTINUED)

Diversified Telecommunication Services (cont.)

PAETEC Holding Corp.(a)(b)	825,000	$2,755,500
tw telecom, inc.(a)(b)	660,000	12,672,000

Total		20,694,586

Wireless Telecommunication Services (0.5%)

SBA Communications Corp., Class A(b)	95,000	3,769,600

TOTAL TELECOMMUNICATION SERVICES		24,464,186

Total Common Stocks (Cost: $530,287,221)		$698,988,541

	Shares	Value

Money Market Fund (0.6%)
Columbia Short-Term Cash Fund, 0.229%(d)(e)	3,926,723	$3,926,723

Total Money Market Fund (Cost: $3,926,723)		$3,926,723

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (25.2%)

Asset-Backed Commercial Paper (2.5%)

Antalis US Funding Corp.
04/08/11	0.260%	$6,999,596	$6,999,596
Macquarie Bank Ltd.
05/09/11	0.395%	2,497,559	2,497,559
Rhein-Main Securitisation Ltd.
04/18/11	0.551%	2,996,012	2,996,012
Rheingold Securitization
04/28/11	0.551%	4,993,125	4,993,125

Total			17,486,292

Certificates of Deposit (11.7%)

Barclays Bank PLC
06/15/11	0.400%	3,000,000	3,000,000
Clydesdale Bank PLC
04/21/11	0.400%	5,000,000	5,000,000
Credit Industrial et Commercial
05/23/11	0.400%	5,000,000	5,000,000
06/13/11	0.400%	2,000,000	2,000,000
Development Bank of Singapore Ltd.
04/26/11	0.400%	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04/04/11	0.380%	4,000,000	4,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	5,000,000	5,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

KBC Bank NV
04/29/11	0.450%	$5,000,000	$5,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/11/11	0.370%	999,086	999,086
05/23/11	0.345%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
04/27/11	0.380%	5,000,000	5,000,000
Natixis
05/09/11	0.503%	5,000,000	5,000,000
Norinchukin Bank
05/13/11	0.350%	2,000,000	2,000,000
Societe Generale
07/01/11	0.363%	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	7,000,000	7,000,000
Sumitomo Trust & Banking Co., Ltd.
05/25/11	0.370%	4,995,431	4,995,431
Swedbank AB
04/05/11	0.170%	5,000,000	5,000,000
United Overseas Bank Ltd.
04/18/11	0.390%	5,000,000	5,000,000
05/23/11	0.410%	2,000,000	2,000,000

Total			80,994,517

Money Market Fund (0.7%)

JP Morgan Prime Money Market Fund, 0.010%(d)		5,000,000	5,000,000

Other Short-Term Obligations (0.6%)

Goldman Sachs Group, Inc. (The)
04/20/11	0.270%	4,000,000	4,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (9.7%)

Barclays Capital, Inc.
dated 10/13/10, matures 04/15/11, repurchase price $10,001,125(f)
	0.270%	$10,000,000	$10,000,000
Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11, repurchase price $45,000,288(f)
	0.230%	45,000,000	45,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $727,742(f)
	0.160%	727,739	727,739
Merrill Lynch Pierce Fenner & Smith, Inc.
dated 01/18/11, matures 04/18/11, repurchase price $7,001,050(f)
	0.300%	7,000,000	7,000,000
Nomura Securities
dated 03/31/11, matures 04/01/11, repurchase price $5,000,033(f)
	0.240%	5,000,000	5,000,000

Total			67,727,739

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $175,208,548)			$175,208,548

Total Investments (Cost: $709,422,492)			$878,123,812(g)
Other Assets & Liabilities, Net			(181,986,434)

Net Assets			$696,137,378

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	At March 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 1.60% of net assets.

(d)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(e)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$2,977,593	$16,511,886	$(15,562,756)	$—	$3,926,723	$1,381	$3,926,723
(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$662,593
Arabella Ltd	941,989
BP Capital Markets PLC	341,468
BPCE	1,333,282
Dexia Delaware LLC	1,525,876
Electricite De France	1,199,440
European Investment Bank	951,599
Nationwide Building	652,047
Skandin Ens Banken AG	1,159,327
Societe Generale	1,732,379

Total Market Value of Collateral Securities	$10,500,000

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$6,249
Fannie Mae Interest Strip	2,432,146
Fannie Mae Pool	21,421,603
Fannie Mae Principal Strip	229,233
Fannie Mae REMICS	713,313
Federal Farm Credit Bank	409,149
Federal Home Loan Banks	607,078
Federal Home Loan Mortgage Corp	355,655
Federal National Mortgage Association	278,187
FHLMC Structured Pass Through Securities	124,567
Freddie Mac Coupon Strips	2,696
Freddie Mac Gold Pool	3,035,832
Freddie Mac Non Gold Pool	9,198,300
Freddie Mac REMICS	911,225
Freddie Mac Strips	236,959
Ginnie Mae I Pool	643,789
Ginnie Mae II Pool	1,958,317
Government National Mortgage Association	760,459
LMA SA & LMA Americas	2,153
Metlife Short Term Funding	2,956
Sanofi-Aventis	9,191
Silver Tower US Fund	2,052
Suncorp-Metway Ltd	6,310
United States Treasury Inflation Indexed Bonds	135,202
United States Treasury Strip Coupon	2,203,023
United States Treasury Strip Principal	214,360

Total Market Value of Collateral Securities	$45,900,004

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$742,294

Total Market Value of Collateral Securities	$742,294

Merrill Lynch Pierce Fenner & Smith, Inc. (0.300%)

Security Description	Value

Breeds Hill Capital Ltd	$3,341,365
LMA SA & LMA Americas	112,958
Metlife Short Term Funding	993,451
Sanofi-Aventis	1,040,226
Silver Tower US Fund	990,314
Suncorp-Metway Ltd	871,686

Total Market Value of Collateral Securities	$7,350,000

Nomura Securities (0.240%)

Security Description	Value

Fannie Mae Pool	$3,714,073
Freddie Mac Gold Pool	1,385,927

Total Market Value of Collateral Securities	$5,100,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$103,597,576	$—	$—	$103,597,576
Consumer Staples	4,150,500	—	—	4,150,500
Energy	71,823,889	—	—	71,823,889
Financials	95,664,020	—	—	95,664,020
Health Care	70,341,675	—	—	70,341,675
Industrials	150,202,267	—	—	150,202,267
Information Technology	174,116,008	—	—	174,116,008
Materials	4,628,420	—	—	4,628,420
Telecommunication Services	24,464,186	—	—	24,464,186

Total Equity Securities	698,988,541	—	—	698,988,541

Other
Affiliated Money Market Fund(c)	3,926,723	—	—	3,926,723
Investments of Cash Collateral Received for Securities on Loan	5,000,000	170,208,548	—	175,208,548

Total Other	8,926,723	170,208,548	—	179,135,271

Total	$707,915,264	$170,208,548	$—	$878,123,812

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Portfolio of Investments
Variable Portfolio – Eaton Vance Floating-Rate Income Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (97.4%)

Aerospace & Defense (1.4%)

DAE Aviation Holdings, Inc.(a)(b)
Tranche B1 Term Loan
07/31/14	5.310%	$2,028,974	$2,032,139
DAE Aviation Holdings, Inc.(a)(b)(c)
Tranche B1 Term Loan
TBD	TBD	508,691	509,485
Hawker Beechcraft Acquisition Co. LLC(a)(b)
Letter of Credit
03/26/14	0.207%	54,865	48,311
Term Loan
03/26/14	2.263%	887,232	781,261
IAP Worldwide Services, Inc. 1st Lien Term Loan(a)(b)
12/30/12	8.250%	1,995,579	1,988,096
Standard Aero Ltd.(a)(b)
Tranche B2 Term Loan
07/31/14	5.310%	1,959,644	1,962,701
Standard Aero Ltd.(a)(b)(c)
Tranche B2 Term Loan
TBD	TBD	491,309	492,075
Transdigm, Inc. 1st Lien Term Loan(a)(b)(c)
TBD	TBD	1,995,000	2,007,469
Triumph Group, Inc. Term Loan(a)(b)
06/16/16	5.250%	522,375	522,375
Wesco Aircraft Hardware Corp. 1st Lien Term Loan(a)(b)
09/30/13	2.500%	979,476	977,194
Wyle Services Corp. Term Loan(a)(b)
03/25/16	7.750%	746,247	748,583

Total			12,069,689

Automotive (3.4%)

Allison Transmission, Inc.(a)(b)
Term Loan
08/07/14	3.010%	5,402,605	5,346,148
Allison Transmission, Inc.(a)(b)(c)
Term Loan
TBD	TBD	1,000,000	989,550
Autotrader.com, Inc. Tranche B Term Loan(a)(b)
12/15/16	4.750%	997,500	1,002,488
Federal-Mogul Corp.(a)(b)
Tranche B Term Loan
12/29/14	2.196%	3,934,009	3,834,007
Tranche C Term Loan
12/28/15	2.189%	2,007,148	1,956,126
Ford Motor Co.(a)(b)
Tranche B1 Term Loan
12/15/13	3.010%	3,839,195	3,836,046

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Automotive (continued)

Tranche B2 Term Loan
12/15/13	3.010%	$1,243,847	$1,241,123
Goodyear Engineered Product(a)(b)
Delayed Draw Term Loan
07/31/14	2.750%	249,919	231,021
Term Loan
07/31/14	2.750%	1,744,928	1,612,976
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan(a)(b)
04/30/14	1.960%	6,000,000	5,895,000
Metaldyne LLC Term Loan(a)(b)
10/22/16	7.750%	796,000	808,441
Tenneco, Inc. Tranche B Term Loan(a)(b)
06/03/16	4.807%	1,990,000	1,994,975

Total			28,747,901

Brokerage (1.1%)

Grosvenor Capital Management Holdings LLLP Tranche C Term Loan(a)(b)
12/05/16	4.313%	1,098,514	1,093,022
LPL Holdings, Inc.(a)(b)
Term Loan
06/25/15	4.250%	2,884,109	2,891,319
06/28/17	5.250%	1,898,705	1,912,945
Nuveen Investments, Inc.(a)(b)
1st Lien Term Loan
11/13/14	3.306%	1,844,640	1,770,190
05/13/17	5.806%	2,155,360	2,160,210

Total			9,827,686

Building Materials (0.7%)

Beacon Sales Acquisition, Inc. Tranche B Term Loan(a)(b)
09/30/13	2.285%	904,666	882,049
Building Materials Corp. of America Term Loan(a)(b)
02/22/14	3.000%	1,584,338	1,584,592
CPG International I, Inc. Term Loan(a)(b)
02/18/17	6.000%	523,688	523,363
Goodman Global, Inc. 1st Lien Term Loan(a)(b)
10/28/16	5.750%	2,921,534	2,928,809

Total			5,918,813

Chemicals (6.8%)

Arizona Chemical U.S., Inc. Term Loan(a)(b)
11/21/16	4.750%	457,447	459,020

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Chemicals (continued)

Brenntag Holding Gmbh & Co. KG(a)(b)(d)
Tranche 1 Term Loan
01/20/14	3.760%	$824,880	$825,911
Tranche B2 Term Loan
01/20/14	3.770%	5,175,120	5,181,589
Celanese U.S. Holdings LLC Tranche C Term Loan(a)(b)
10/31/16	3.303%	3,502,314	3,516,253
Chemtura Corp. Term Loan(a)(b)
08/29/16	5.500%	600,000	605,250
General Chemical Corp. Tranche B Term Loan(a)(b)
10/06/15	5.002%	522,375	522,636
Hexion Specialty Chemicals, Inc.(a)(b)
Tranche C1B Term Loan
05/05/15	4.000%	2,789,070	2,758,390
Tranche C2B Term Loan
05/05/15	4.063%	1,176,370	1,163,430
Tranche C4B Term Loan
05/05/15	4.063%	994,824	993,581
Tranche C7B Term Loan
05/05/15	4.063%	944,593	939,870
Houghton International, Inc. Tranche B1 Term Loan(a)(b)
01/29/16	6.750%	821,462	827,114
Huntsman International LLC(a)(b)
Tranche B Term Loan
04/19/14	1.786%	509,498	500,501
04/19/17	2.786%	1,370,921	1,359,611
Tranche C Term Loan
06/30/16	2.519%	3,521,680	3,484,068
ISP Chemco LLC Term Loan(a)(b)
06/04/14	1.782%	4,453,728	4,386,922
Ineos U.S. Finance LLC(a)(b)
Tranche B2 Term Loan
12/16/13	7.501%	4,254,712	4,389,799
Tranche C2 Term Loan
12/16/14	8.001%	4,582,373	4,750,775
Matrix Acquisition Corp. Tranche B Term Loan(a)(b)
04/12/14	2.246%	2,464,032	2,427,515
Millenium Chemicals 1st Lien Term Loan(a)(b)
05/15/14	2.557%	1,979,540	1,963,703
Momentive Performance Materials Tranche B1B Term Loan(a)(b)
05/05/15	3.750%	992,248	981,085
Momentive Specialty Chemicals, Inc.(a)(b)
Tranche C1A Term Loan
05/05/13	2.563%	700,840	689,451
Tranche C2A Term Loan

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Chemicals (continued)

05/05/13	2.563%	$299,160	$294,299
Nalco Co. Tranche B1 Term Loan(a)(b)
10/05/17	6.500%	1,194,000	1,203,624
Omnova Solutions, Inc. Term Loan(a)(b)
05/31/17	5.750%	2,468,812	2,484,243
Rockwood Specialties Group, Inc. Term Loan(a)(b)
02/09/18	3.750%	2,325,000	2,337,206
Solutia, Inc. Tranche 1 Term Loan(a)(b)
08/01/17	3.500%	2,882,353	2,897,658
Styron Corp.(a)(b)(c)(d)
Term Loan
TBD	TBD	1,000,000	1,005,560
Styron Corp.(a)(b)(d)
Term Loan
08/01/17	5.311%	2,900,000	2,916,124
Univar, Inc. Tranche B Term Loan(a)(b)
06/30/17	5.000%	2,000,000	2,006,760

Total			57,871,948

Construction Machinery (0.3%)

Brock Holdings III, Inc. 1st Lien Term Loan(a)(b)
03/16/17	6.000%	1,250,000	1,250,787
Manitowoc Co., Inc. (The) Tranche B Term Loan(a)(b)
11/06/14	8.000%	1,370,973	1,374,154

Total			2,624,941

Consumer Cyclical Services (3.8%)

Adesa, Inc. Term Loan(a)(b)
10/21/13	3.000%	4,254,016	4,238,064
Brickman Group Holdings, Inc. Tranche B Term Loan(a)(b)
10/14/16	7.250%	2,019,937	2,058,438
Instant Web, Inc.(a)(b)
Delayed Draw Term Loan
08/07/14	3.629%	167,559	142,844
Term Loan
08/07/14	3.629%	1,607,441	1,370,343
Live Nation Entertainment, Inc. Tranche B Term Loan(a)(b)
11/07/16	4.500%	4,957,456	4,969,850

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Consumer Cyclical Services (continued)

Protection One, Inc. Term Loan(a)(b)
06/04/16	6.000%	$3,744,103	$3,734,742
Sabre, Inc. Term Loan(a)(b)
09/30/14	2.267%	4,945,702	4,655,142
ServiceMaster Co. (The)(a)(b)
Delayed Draw Term Loan
07/24/14	2.750%	180,431	176,998
Term Loan
07/24/14	2.763%	1,811,830	1,777,351
Travelport LLC(a)(b)
Delayed Draw Term Loan
08/21/15	4.744%	4,961,440	4,906,665
Tranche S Term Loan
08/21/15	4.807%	153,677	151,980
West Corp.(a)(b)
Tranche B2 Term Loan
10/24/13	2.743%	257,060	255,695
Tranche B4 Term Loan
07/15/16	4.602%	2,958,933	2,966,330
Tranche B5 Term Loan
07/15/16	4.618%	629,896	631,470

Total			32,035,912

Consumer Products (2.9%)

Affinion Group, Inc. Tranche B Term Loan(a)(b)
10/09/16	5.000%	4,950,021	4,942,942
Amscan Holdings, Inc. Term Loan(a)(b)
12/02/17	6.750%	1,368,125	1,375,828
Jarden Corp. Tranche B5 Term Loan(a)(b)
01/26/15	0.000%	2,977,014	2,972,043
NBTY, Inc.(a)(b)
Tranche B1 Term Loan
10/01/17	4.250%	5,800,000	5,808,178
NBTY, Inc.(a)(b)(c)
Tranche B1 Term Loan
TBD	TBD	1,485,500	1,487,594
National Bedding Co. LLC Term Loan(a)(b)
11/28/13	3.813%	1,771,046	1,762,191
Prestige Brands, Inc. Term Loan(a)(b)
03/24/16	4.750%	898,369	903,426
Spectrum Brands, Inc. Term Loan(a)(b)
06/17/16	5.010%	4,500,000	4,529,745

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Consumer Products (continued)

Visant Corp. Tranche B Term Loan(a)(b)
12/22/16	5.250%	$1,396,500	$1,393,009

Total			25,174,956

Diversified Manufacturing (2.3%)

Acosta, Inc. Tranche B Term Loan(a)(b)
03/01/18	4.750%	1,275,000	1,276,364
Altegrity, Inc.(a)(b)
Term Loan
02/21/15	3.059%	2,484,576	2,449,369
Tranche D Term Loan
02/21/15	7.750%	671,625	674,426
BakerCorp Tranche C Term Loan(a)(b)
05/08/14	4.810%	1,137,217	1,128,211
Brand Energy & Infrastructure Services, Inc.(a)(b)
Tranche B 1st Lien Term Loan
02/07/14	2.563%	1,000,000	967,810
Tranche B2 1st Lien Term Loan
02/07/14	3.563%	2,000,000	1,955,000
New Customer Service Term Loan(a)(b)
03/23/16	2.729%	2,827,633	2,822,911
Pelican Products, Inc. Term Loan(a)(b)
03/07/17	5.000%	698,250	699,123
RGIS Services LLC(a)(b)
Delayed Draw Term Loan
04/30/14	2.805%	71,768	70,332
Tranche B Term Loan
04/30/14	2.803%	1,928,232	1,889,668
Tomkins, LLC/Inc.(a)(b)(c)
Tranche B1 Term Loan
TBD	TBD	1,496,250	1,499,751
Tomkins, LLC/Inc.(a)(b)
Tranche B1 Term Loan
09/29/16	4.250%	3,849,915	3,858,924

Total			19,291,889

Electric (2.9%)

Calpine Corp. Term Loan(a)(b)
04/01/18	4.500%	6,175,000	6,195,192
Dynegy Holdings, Inc.(a)(b)
Letter of Credit
04/02/13	4.000%	6,480,070	6,416,630
Tranche B Term Loan
04/02/13	4.000%	514,975	509,933

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Electric (continued)

Equipower Resources Holdings LLC Tranche B Term Loan(a)(b)
01/26/18	5.750%	$550,000	$554,125
NRG Energy, Inc.(a)(b)
Credit Linked Deposit
02/01/13	2.057%	1,190,982	1,183,968
08/31/15	3.557%	2,388,328	2,401,273
Term Loan
02/01/13	2.057%	1,749,458	1,739,154
08/31/15	3.502%	1,653,782	1,662,746
Pike Electric, Inc. Tranche B Term Loan(a)(b)
07/01/12	2.063%	831,469	818,996
Texas Competitive Electric Holdings Co. LlC Tranche B2 Term Loan(a)(b)
10/10/14	3.783%	3,969,231	3,341,021

Total			24,823,038

Entertainment (5.2%)

AMC Entertainment, Inc. Tranche B2 Term Loan(a)(b)
12/15/16	3.496%	3,966,037	3,966,037
Bombardier Recreational Products, Inc. Term Loan(a)(b)(d)
06/28/13	2.810%	2,000,000	1,976,260
Carmike Cinemas, Inc. Term Loan(a)(b)
01/27/16	5.500%	889,812	891,485
Cedar Fair LP Term Loan(a)(b)
12/15/16	4.445%	3,333,752	3,349,787
Cinemark USA, Inc. Term Loan(a)(b)
04/30/16	3.534%	7,919,799	7,949,499
ClubCorp Club Operations, Inc. Tranche B Term Loan(a)(b)
11/30/16	6.000%	573,563	577,147
Miramax Film NY LLC Term Loan(a)(b)
06/22/16	7.750%	922,500	934,797
National CineMedia LLC Term Loan(a)(b)
02/13/15	1.810%	4,000,000	3,930,000
Regal Cinemas Corp. Term Loan(a)(b)
08/23/17	3.557%	7,300,000	7,311,388
Seaworld Parks & Entertainment, Inc. Tranche B Term Loan(a)(b)
08/17/17	4.000%	5,930,075	5,963,462

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Entertainment (continued)

Six Flags Theme Parks, Inc. Tranche B Term Loan(a)(b)
06/30/16	5.250%	$3,560,065	$3,588,545
Universal City Development Partners Ltd. Term Loan(a)(b)
11/06/14	5.500%	3,568,922	3,583,412

Total			44,021,819

Food and Beverage (6.1%)

Advantage Sales & Marketing, Inc. 1st Lien Term Loan(a)(b)
12/17/17	5.250%	2,800,000	2,802,072
Aramark Corp.(a)(b)
1st Letter of Credit
01/26/14	0.093%	286,407	283,511
2nd Letter of Credit
07/26/16	0.094%	237,307	237,221
Term Loan
01/26/14	2.182%	3,555,280	3,519,336
Tranche B Term Loan
07/26/16	3.557%	3,608,407	3,607,108
Darling International, Inc. Term Loan(a)(b)
12/17/16	5.000%	533,333	536,336
Dean Foods Co.(a)(b)
Tranche A Term Loan
04/02/12	1.480%	859,994	853,544
Tranche B Term Loan
04/02/14	1.810%	3,800,540	3,696,025
Del Monte Foods Co.(a)(b)
Term Loan
03/08/18	4.500%	5,700,000	5,709,519
Del Monte Foods Co.(a)(b)(c)
Term Loan
TBD	TBD	3,000,000	3,005,010
Dole Food Co., Inc. Tranche B1 Term Loan(a)(b)
03/02/17	5.500%	1,136,706	1,142,390
Dunkin’ Brands, Inc. Tranche B1 Term Loan(a)(b)
11/23/17	4.250%	5,336,625	5,368,858
Earthbound Holdings III LLC Term Loan(a)(b)
12/21/16	7.000%	673,312	676,679
Green Mountain Coffee Roasters, Inc. Tranche B Term Loan(a)(b)
12/16/16	5.500%	2,992,500	3,014,944
Pierre Foods, Inc. 1st Lien Term Loan(a)(b)
09/30/16	7.000%	1,069,625	1,073,304
Pinnacle Foods Finance LLC(a)(b)
Term Loan
04/02/14	2.761%	4,350,112	4,325,099

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Food and Beverage (continued)

Tranche D Term Loan
04/02/14	6.000%	$707,586	$713,190
Sagittarius Restaurants LLC Term Loan(a)(b)
05/18/15	7.516%	467,500	467,500
Solvest Ltd. Tranche C1 Term Loan(a)(b)
03/02/17	5.500%	2,830,423	2,844,576
U.S. Foodservice Term Loan(a)(b)
07/03/14	2.753%	1,496,124	1,454,053
WM. Bolthouse Farms, Inc. 1st Lien Term Loan(a)(b)
02/11/16	5.501%	4,603,266	4,637,790
Windsor Quality Food Co., Ltd. Tranche B Term Loan(a)(b)
02/16/17	5.000%	1,944,000	1,939,140

Total			51,907,205

Gaming (1.4%)

Ameristar Casinos, Inc. Term Loan(a)(b)
11/10/12	3.553%	1,979,112	1,978,618
Caesars Entertainment Operating Co., Inc.(a)(b)
Tranche B1 Term Loan
01/28/15	3.303%	2,000,000	1,858,120
Tranche B3 Term Loan
01/28/15	3.303%	1,974,908	1,834,807
Isle of Capri Casinos, Inc. Term Loan(a)(b)(c)
TBD	TBD	1,025,000	1,029,695
Las Vegas Sands LLC(a)(b)
Tranche B Term Loan
05/23/14	2.000%	1,658,296	1,626,606
Tranche I Delayed Draw Term Loan
05/23/14	2.000%	331,659	325,321
Penn National Gaming, Inc. Tranche B Term Loan(a)(b)
10/03/12	2.028%	1,000,000	997,190
VML U.S. Finance LLC(a)(b)
Term Loan
05/28/13	4.790%	495,478	495,201
Tranche B Delayed Draw Term Loan
05/25/12	4.790%	361,730	361,527
Tranche B Term Loan
05/27/13	4.790%	626,249	625,898
VML U.S. Finance LLC(a)(b)(c)
Tranche B Delayed Draw Term Loan
TBD	TBD	183,066	182,963
Tranche B Term Loan
TBD	TBD	316,934	316,757

Total			11,632,703

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Gas Distributors (0.5%)

Obsidian Natural Gas Trust Term Loan(a)(b)
11/02/15	7.000%	$3,902,057	$3,950,833

Health Care (13.2%)

1-800 Contacts, Inc. Term Loan(a)(b)
03/04/15	7.700%	1,356,985	1,358,681
Alliance HealthCare Services, Inc. Term Loan(a)(b)
06/01/16	5.500%	1,975,000	1,977,469
Bausch & Lomb, Inc.(a)(b)
Delayed Draw Term Loan
04/24/15	3.496%	792,738	791,414
Term Loan
04/24/15	3.543%	3,260,829	3,255,383
Biomet, Inc. Term Loan(a)(b)
03/25/15	3.292%	7,917,949	7,905,122
Bright Horizons Family Solutions, Inc. Tranche B Term Loan(a)(b)
05/28/15	7.500%	1,967,255	1,968,888
CRC Health Corp.(a)(b)
Tranche B2 Term Loan
11/16/15	4.807%	2,000,000	1,965,000
CRC Health Corp.(a)(b)(c)
Tranche B2 Term Loan
TBD	TBD	500,000	491,250
Community Health Systems, Inc.(a)(b)
Delayed Draw Term Loan
07/25/14	2.561%	374,745	370,705
Term Loan
07/25/14	2.561%	7,244,659	7,166,562
01/25/17	3.811%	2,926,498	2,920,293
ConvaTec, Inc. Term Loan(a)(b)
12/22/16	5.750%	1,620,938	1,622,558
DJO Finance LLC Term Loan(a)(b)
05/20/14	3.246%	2,717,890	2,695,467
DaVita, Inc. Tranche B Term Loan(a)(b)
10/20/16	4.500%	2,618,437	2,627,314
Emdeon Business Services LLC 1st Lien Term Loan(a)(b)
11/16/13	2.250%	4,958,635	4,940,041
Fresenius SE(a)(b)
Tranche D1 Term Loan
09/10/14	3.500%	2,327,406	2,336,134

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Health Care (continued)

Fresenius SE(a)(b)
Tranche D2 Term Loan
09/10/14	3.500%	$1,623,962	$1,630,051
HCA, Inc.(a)(b)
Tranche B1 Term Loan
11/18/13	2.557%	4,000,000	3,978,520
Tranche B2 Term Loan
03/31/17	3.557%	6,000,000	5,986,380
Harrington Holdings, Inc. Term Loan(a)(b)(c)
TBD	TBD	936,349	940,637
Health Management Associates, Inc. Tranche B Term Loan(a)(b)
02/28/14	2.057%	7,909,362	7,826,947
IMS Health, Inc. Tranche B Term Loan(a)(b)
08/26/17	4.500%	4,998,837	5,022,932
Iasis Healthcare LLC(a)(b)
Delayed Draw Term Loan
03/14/14	2.246%	475,779	470,255
Synthetic Letter of Credit
03/14/14	2.243%	130,462	128,947
Term Loan
03/14/14	2.246%	1,374,549	1,358,590
Inventiv Health, Inc.(a)(b)
Tranche B Term Loan
08/04/16	4.750%	669,946	671,065
Tranche B1 Term Loan
08/04/16	4.750%	365,750	367,122
Inventiv Health, Inc.(a)(b)(c)
Tranche B2 Term Loan
TBD	TBD	733,333	736,083
Inverness Medical 1st Lien Term Loan(a)(b)
06/26/14	2.254%	2,976,864	2,932,211
Kindred HealthCare, Inc. Term Loan(a)(b)(c)
TBD	TBD	2,025,000	2,022,469
MedAssets, Inc.(a)(b)
Term Loan
11/16/16	5.250%	1,825,000	1,833,559
MedAssets, Inc.(a)(b)(c)
Term Loan
TBD	TBD	992,938	997,594
MultiPlan, Inc. Tranche B Term Loan(a)(b)
08/26/17	4.750%	5,062,500	5,068,828
Onex Carestream Finance LP Term Loan(a)(b)
02/25/17	5.000%	1,525,000	1,495,324

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Health Care (continued)

Prime Healthcare Services, Inc. Tranche B Term Loan(a)(b)
04/28/15	7.250%	$1,989,987	$1,945,213
Quintiles Transnational Corp. 1st Lien Tranche B Term Loan(a)(b)
03/31/13	2.310%	2,976,503	2,961,621
Radnet Management, Inc. Tranche B Term Loan(a)(b)
04/06/16	5.750%	1,992,500	1,994,991
Rehabcare Group, Inc. Tranche B Term Loan(a)(b)
11/24/15	6.000%	2,576,441	2,573,221
Renal Advantage Holdings, Inc. Tranche B Term Loan(a)(b)
12/17/16	5.750%	1,675,000	1,689,656
Res-Care, Inc. Tranche B Term Loan(a)(b)
12/22/16	7.250%	800,000	800,000
Select Medical Corp.(a)(b)
Tranche B Term Loan
02/24/12	2.317%	2,871,447	2,853,500
Tranche B1 Term Loan
08/22/14	4.064%	2,871,447	2,867,312
Universal Health Services, Inc. Tranche B Term Loan(a)(b)
11/15/16	4.000%	2,751,562	2,763,834
Vanguard Health Holding Co. II LLC Term Loan(a)(b)
01/29/16	5.000%	3,970,075	3,978,015

Total			112,287,158

Independent Energy (0.2%)

MEG Energy Corp. Term Loan(a)(b)(c)(d)
TBD	TBD	1,325,000	1,333,692

Life Insurance (0.7%)

Alliant Holdings I, Inc.(a)(b)
Term Loan
08/21/14	3.307%	2,824,646	2,785,807
Tranche D Term Loan
08/21/14	6.750%	974,457	974,456
CNO Financial Group, Inc. Term Loan(a)(b)
09/30/16	7.500%	2,058,333	2,069,366

Total			5,829,629

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Media Cable (5.9%)

Atlantic Broadband Finance LLC Tranche B Term Loan(a)(b)
03/08/16	4.000%	$1,216,216	$1,218,247
Bresnan Broadband Holdings LLC Tranche B Term Loan(a)(b)
12/14/17	4.500%	2,144,625	2,154,448
CSC Holdings LLC(a)(b)
Tranche B2 Term Loan
03/29/16	3.559%	1,737,869	1,737,712
Tranche B3 Term Loan
03/29/16	3.309%	5,949,950	5,934,242
Cequel Communications LLC Term Loan(a)(b)
11/05/13	2.260%	7,963,717	7,899,530
Charter Communications Operating LLC(a)(b)
Tranche B1 Term Loan
03/06/14	2.250%	602,231	600,611
Tranche C Term Loan
09/06/16	3.560%	9,423,486	9,419,905
Insight Midwest Holdings LLC Tranche B Term Loan(a)(b)
04/07/14	2.024%	2,758,025	2,725,259
MCC Iowa LLC Tranche F Term Loan(a)(b)
10/23/17	4.500%	2,977,500	2,955,169
Mediacom Illinois LLC Tranche E Term Loan(a)(b)
10/23/17	4.500%	4,964,987	4,861,567
Midcontinent Communications Tranche B Term Loan(a)(b)
12/31/16	4.000%	995,000	999,975
TWCC Holding Corp. Term Loan(a)(b)
02/11/17	4.250%	5,905,200	5,943,761
UPC Financing Partnership(a)(b)(d)
Tranche T Term Loan
12/30/16	3.744%	1,578,393	1,576,704
Tranche X Term Loan
12/31/17	3.744%	2,500,000	2,500,525

Total			50,527,655

Media Non-Cable (4.7%)

Catalina Marketing Corp. Term Loan(a)(b)
10/01/14	2.996%	994,549	988,025
Cengage Learning Acquisitions, Inc. Term Loan(a)(b)
07/03/14	2.500%	2,982,005	2,853,540
Citadel Broadcasting Corp. Term Loan(a)(b)
12/30/16	4.250%	1,485,000	1,483,589

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Media Non-Cable (continued)

FoxCo Acquisition Sub. LLC Term Loan(a)(b)
07/14/15	4.750%	$1,988,645	$1,987,412
Getty Images, Inc. Term Loan(a)(b)
11/07/16	5.250%	4,726,250	4,757,491
Intelsat Jackson Holdings S.A. Tranche B Term Loan(a)(b)(d)
04/02/18	5.250%	8,000,000	8,043,360
Lodgenet Entertainment Corp. Term Loan(a)(b)
04/04/14	6.500%	1,596,304	1,522,188
Nelson Education Ltd. 1st Lien Term Loan(a)(b)
07/04/14	2.807%	1,454,765	1,316,563
Nielsen Finance LLC(a)(b)
Tranche A Term Loan
08/09/13	2.259%	4,880,447	4,846,479
Tranche B Term Loan
05/01/16	4.009%	1,984,981	1,983,750
Tranche C Term Loan
05/01/16	3.759%	1,496,231	1,490,934
Univision Communications, Inc.(a)(b)
1st Lien Term Loan
03/31/17	4.496%	4,838,990	4,718,644
Term Loan
09/29/14	2.246%	874,148	853,387
Zuffa LLC Term Loan(a)(b)
06/19/15	2.313%	3,798,288	3,722,322

Total			40,567,684

Metals (1.2%)

Fairmount Minerals, Ltd. Tranche B Term Loan(a)(b)
03/15/17	5.250%	3,275,000	3,277,456
JMC Steel Group, Inc. Term Loan(a)(b)
04/01/17	4.750%	2,250,000	2,256,570
Noranda Aluminum Acquisition Corp. Tranche B Term Loan(a)(b)
05/18/14	1.996%	389,946	386,047
Walter Energy, Inc. Tranche B Term Loan(a)(b)(c)
TBD	TBD	4,425,000	4,450,444

Total			10,370,517

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Non-Captive Diversified (0.2%)

International Lease Finance Corp. Tranche 1 Term Loan(a)(b)
03/17/15	6.750%	$2,000,000	$2,007,500

Oil Field Services (0.3%)

Volnay Acquisition Co. I Tranche B2 Term Loan(a)(b)
01/12/16	5.500%	2,956,522	2,962,080

Other Financial Institutions (1.2%)

Asset Acceptance Capital Corp. Tranche B Term Loan(a)(b)
06/12/13	3.810%	3,558,796	3,487,620
Citco III Ltd.(a)(b)
Tranche B Term Loan
06/30/14	4.457%	970,846	965,390
Citco III Ltd.(a)(b)(c)
Tranche B Term Loan
TBD	TBD	3,403,348	3,384,221
Fifth Third Processing Solutions LLC Tranche B 1st Lien Term Loan(a)(b)
11/03/16	5.500%	798,000	800,394
HarbourVest Partners LP Term Loan(a)(b)
12/19/16	6.250%	1,155,375	1,161,152
Ikaria Acquisition, Inc. Term Loan(a)(b)
05/14/16	7.000%	447,500	432,956

Total			10,231,733

Other Industry (3.4%)

Allied Security Holdings LLC 1st Lien Term Loan(a)(b)
02/03/17	5.000%	1,575,000	1,584,182
Aquilex Holdings LLC Term Loan(a)(b)
04/01/16	6.000%	881,892	879,687
Diversey, Inc.(a)(b)
Tranche B Term Loan
11/24/15	4.000%	4,300,327	4,316,454
Diversey, Inc.(a)(b)(c)
Tranche B Term Loan
TBD	TBD	987,469	991,172
Education Management LLC(a)(b)
Tranche C Term Loan
06/03/13	2.063%	3,688,644	3,603,104
Tranche C2 Term Loan
06/01/16	4.313%	3,481,351	3,401,942
Laureate Education, Inc.(a)(b)
Delayed Draw Term Loan
08/15/14	3.554%	369,259	365,411

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Other Industry (continued)

Term Loan
08/15/14	3.554%	$2,607,730	$2,580,558
RE/MAX International LLC Term Loan(a)(b)
04/16/16	5.500%	1,339,875	1,337,369
Rexnord LLC/RBS Global, Inc.(a)(b)
Tranche B1 Term Loan
07/19/13	2.813%	6,355,415	6,307,749
Tranche B2 Term Loan
07/19/13	2.500%	812,303	803,506
Sensus USA, Inc. Tranche B3 Term Loan(a)(b)
06/03/13	7.000%	1,488,665	1,496,108
TriMas Co. LLC(a)(b)
Tranche B Term Loan
12/15/15	6.000%	1,262,576	1,262,576
Tranche B1 Term Loan
08/02/11	0.000%	94,264	94,264

Total			29,024,082

Other Utility (0.2%)

BRSP LLC Term Loan(a)(b)
06/24/14	7.500%	1,500,000	1,507,500

Packaging (2.5%)

BWAY Holding Co. Tranche B Term Loan(a)(b)
02/23/18	4.500%	3,019,665	3,029,117
Berry Plastics Holding Corp. Tranche C Term Loan(a)(b)
04/03/15	2.314%	3,181,952	3,051,778
Consolidated Container LLC Co. 1st Lien Term Loan(a)(b)
03/28/14	2.500%	988,405	955,788
Graham Packaging Co. LP Tranche C Term Loan(a)(b)
04/05/14	6.750%	1,979,798	1,991,439
Graphic Packaging International, Inc. Term Loan(a)(b)
05/16/14	3.046%	5,643,627	5,624,834
ICL Industrial Containers ULC Tranche C Term Loan(a)(b)
02/23/18	4.500%	268,096	268,934
Kranson Industries, Inc. Tranche B Term Loan(a)(b)
07/31/13	2.579%	219,682	212,360

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Packaging (continued)

Reynolds Group Holdings, Inc. Term Loan(a)(b)
02/09/18	4.250%	$5,925,000	$5,949,885

Total			21,084,135

Paper (0.7%)

Georgia-Pacific LLC(a)(b)
Tranche B Term Loan
12/23/12	2.309%	2,173,382	2,172,122
Tranche C Term Loan
12/23/14	3.559%	3,958,295	3,969,180

Total			6,141,302

Pharmaceuticals (1.4%)

Axcan Pharma, Inc. Term Loan(a)(b)(c)
TBD	TBD	1,000,000	996,670
Catalent Pharma Solutions, Inc. Term Loan(a)(b)
04/10/14	2.496%	1,989,664	1,932,461
Grifols, Inc. Tranche B Term Loan(a)(b)(c)
TBD	TBD	3,825,000	3,847,950
Mylan, Inc. Tranche B Term Loan(a)(b)
10/02/14	3.563%	1,364,035	1,366,585
VWR Funding, Inc. Term Loan(a)(b)
06/30/14	2.746%	2,000,000	1,958,120
WC Luxco SARL(a)(b)(c)(d)
Tranche B1 Term Loan
TBD	TBD	914,286	920,457
Tranche B2 Term Loan
TBD	TBD	457,143	460,229
Tranche B3 Term Loan
TBD	TBD	628,571	632,814

Total			12,115,286

Property & Casualty (1.6%)

Asurion LLC(a)(b)
1st Lien Term Loan
07/03/14	3.267%	5,749,216	5,696,496
Tranche B2 Term Loan
03/31/15	6.750%	1,197,000	1,209,652
HUB International Ltd.(a)(b)
Delayed Draw Term Loan
06/13/14	2.807%	181,644	178,595
Term Loan
06/13/14	2.807%	808,079	794,512
06/13/14	6.750%	2,969,849	2,949,060
USI Holdings Corp.(a)(b)

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Property & Casualty (continued)

Tranche B Term Loan
05/05/14	2.750%	$498,708	$495,466
Tranche C Term Loan
05/05/14	7.000%	1,984,925	1,972,519

Total			13,296,300

Refining (0.3%)

CITGO Petroleum Corp.(a)(b)
Tranche B Term Loan
06/24/15	8.000%	391,071	405,412
Tranche C Term Loan
06/24/17	9.000%	2,282,750	2,393,669

Total			2,799,081

REITs (0.3%)

CB Richard Ellis Services, Inc.(a)(b)(c)
Tranche C Term Loan
TBD	TBD	720,000	717,523
Tranche D Term Loan
TBD	TBD	680,000	678,300
MPT Operating Partnership LP Term Loan(a)(b)
05/17/16	5.000%	949,167	951,540

Total			2,347,363

Restaurants (2.0%)

Burger King Corp. Tranche B Term Loan(a)(b)
10/19/16	4.500%	5,935,125	5,926,044
Dave & Buster’s, Inc. Term Loan(a)(b)
06/01/16	6.000%	1,985,000	1,988,732
DineEquity, Inc.(a)(b)
Tranche B1 Term Loan
10/19/17	4.250%	1,600,000	1,611,328
DineEquity, Inc.(a)(b)(c)
Tranche B1 Term Loan
TBD	TBD	982,749	989,707
OSI Restaurant Partners LLC(a)(b)
Term Loan
06/14/13	3.542%	508,140	493,530
06/14/14	2.563%	5,259,243	5,108,040
QCE LLC 1st Lien Term Loan(a)(b)
05/05/13	5.000%	991,672	920,768

Total			17,038,149

Retailers (6.2%)

Dollar General Corp.(a)(b)
Tranche B1 Term Loan
07/07/14	3.021%	3,000,000	3,000,480

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Retailers (continued)

Tranche B2 Term Loan
07/07/14	3.001%	$1,000,000	$999,170
FTD Group, Inc. Tranche B Term Loan(a)(b)
08/26/14	6.750%	1,662,866	1,667,023
General Nutrition Centers, Inc. Tranche B Term Loan(a)(b)
03/02/18	4.250%	6,000,000	5,995,500
Harbor Freight Tools USA, Inc./Central Purchasing LLC Tranche B Term Loan(a)(b)
12/22/17	6.500%	1,745,625	1,760,899
J. Crew Group, Inc. Term Loan(a)(b)(c)
TBD	TBD	5,000,000	4,982,500
JRD Holdings, Inc. Term Loan(a)(b)
07/02/14	2.500%	4,725,000	4,703,359
Jo-Ann Stores, Inc. Term Loan(a)(b)
03/19/18	4.750%	1,950,000	1,929,896
Michaels Stores, Inc. Tranche B1 Term Loan(a)(b)
10/31/13	2.563%	3,729,567	3,696,262
Neiman Marcus Group, Inc. (The) Tranche B2 Term Loan(a)(b)
04/06/16	4.310%	4,768,146	4,774,964
Pep Boys-Manny, Moe & Jack (The) Term Loan(a)(b)
10/27/13	2.310%	1,011,326	1,003,742
PetCo Animal Supplies, Inc.(a)(b)
Term Loan
11/24/17	4.500%	3,625,000	3,633,482
PetCo Animal Supplies, Inc.(a)(b)(c)
Term Loan
TBD	TBD	963,750	966,005
Rent-A-Center, Inc. Tranche B Term Loan(a)(b)
03/31/15	3.310%	1,429,483	1,418,762
Rite Aid Corp.(a)(b)
Tranche 2 Term Loan
06/04/14	2.007%	4,983,358	4,785,071
Tranche 5 Term Loan
03/03/18	4.500%	2,175,000	2,155,055
Savers, Inc. Term Loan(a)(b)
03/04/17	4.250%	1,000,000	1,006,250
Travelport LLC(a)(b)
Letter of Credit
08/23/13	2.807%	153,677	150,450
Tranche B Term Loan
08/23/13	2.744%	846,323	828,550
08/21/15	4.744%	846,323	836,980

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Retailers (continued)

Yankee Candle Co., Inc. Term Loan(a)(b)
02/06/14	2.250%	$2,706,802	$2,694,973

Total			52,989,373

Supermarkets (0.5%)

Roundy’s Supermartkets, Inc. Tranche B Term Loan(a)(b)
11/03/13	3.755%	4,596,638	4,605,280

Technology (9.7%)

Activant Solutions, Inc.(a)(b)
Tranche B1 Term Loan
05/02/13	2.313%	230,612	228,451
Tranche B3 Term Loan
02/02/16	4.813%	1,380,549	1,378,824
Applied Systems, Inc. 1st Lien Term Loan(a)(b)
12/08/16	5.500%	1,795,500	1,799,091
Aspect Software, Inc. Tranche B Term Loan(a)(b)
05/07/16	6.250%	2,970,000	2,992,275
CCC Information Services Group, Inc. Term Loan(a)(b)
11/11/15	5.500%	1,350,000	1,352,255
CommScope, Inc. Term Loan(a)(b)
01/14/18	5.000%	3,125,000	3,144,531
CoreLogic, Inc. Term Loan(a)(b)
04/12/16	4.750%	1,985,000	1,991,213
Dealer Computer Services, Inc. Term Loan(a)(b)
04/21/17	5.250%	843,407	841,931
Edwards (Cayman Islands II) Ltd. 1st Lien Term Loan(a)(b)(d)
05/31/16	5.500%	1,246,875	1,241,888
Fidelity National Information Services, Inc. Tranche B Term Loan(a)(b)
07/18/16	5.250%	2,189,000	2,201,762
First Data Corp. Tranche B2 Term Loan(a)(b)
09/24/14	3.002%	3,869,517	3,705,062
Freescale Semiconductor, Inc. Term Loan(a)(b)
12/01/16	4.511%	3,961,449	3,934,867
Infor Enterprise Solutions Holdings, Inc.(a)(b)
1st Lien Delayed Draw Term Loan
07/28/15	6.000%	1,556,418	1,536,185

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Technology (continued)

1st Lien Term Loan
07/28/15	6.000%	$2,930,601	$2,892,504
Delayed Draw Term Loan
07/28/12	4.000%	320,355	316,751
Term Loan
07/28/12	4.000%	679,645	671,999
Infor Enterprise Solutions Holdings, Inc.(a)(b)(c)
1st Lien Delayed Draw Term Loan
TBD	TBD	173,436	171,181
1st Lien Term Loan
TBD	TBD	326,564	322,319
Interactive Data Corp. Tranche B Term Loan(a)(b)
02/11/18	4.750%	2,000,000	2,001,880
MSCI, Inc. Tranche B1 Term Loan(a)(b)
03/14/17	3.750%	3,780,582	3,794,759
Microsemi Corp. Term Loan(a)(b)
11/02/17	4.000%	1,750,000	1,756,562
NDS Finance Ltd. Tranche B Term Loan(a)(b)
03/10/18	4.000%	1,450,000	1,444,925
NXP BV/Funding LLC Tranche B Term Loan(a)(b)(c)(d)
TBD	TBD	4,350,000	4,382,625
Network Solutions LLC 1st Lien Term Loan(a)(b)
03/07/14	2.500%	831,884	822,525
Orbitz Worldwide, Inc. Term Loan(a)(b)
07/25/14	3.278%	1,919,483	1,816,311
Quantum Corp. Term Loan(a)(b)
07/11/14	3.807%	695,689	689,309
SS&C Technologies, Inc./Sunshine Acquisition II, Inc. Term Loan(a)(b)
11/23/12	2.296%	1,194,832	1,187,364
SSI Investments II Ltd. Term Loan(a)(b)
05/26/17	6.500%	497,501	503,411
Sensata Technology BV/Finance Co. LLC Term Loan(a)(b)
04/27/13	2.054%	4,464,935	4,419,482
Serena Software, Inc. Term Loan(a)(b)(c)
TBD	TBD	2,200,000	2,180,750
Shield Finance Co. SARL Tranche B Term Loan(a)(b)(d)
06/15/16	7.752%	788,000	793,910

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Technology (continued)

Ship Luxco 3 SARL Tranche B2A Term Loan(a)(b)
11/30/17	6.250%	$1,000,000	$1,001,880
Sitel LLC Term Loan(a)(b)
01/30/14	5.803%	2,377,759	2,345,659
Softlayer Technologies, Inc. Tranche B Term Loan(a)(b)
11/09/16	7.250%	575,000	578,352
Spansion LLC Term Loan(a)(b)
02/09/15	6.000%	1,116,078	1,123,522
SunGard Data Systems, Inc.(a)(b)
Tranche A Term Loan
02/28/14	2.008%	489,000	480,443
Tranche B Term Loan
02/28/16	3.912%	9,250,560	9,256,388
Sunquest Information Systems, Inc. 1st Lien Term Loan(a)(b)
12/16/16	6.250%	725,000	718,352
Syniverse Holdings, Inc. Term Loan(a)(b)
12/21/17	5.250%	1,000,000	1,003,330
Trans Union LLC Term Loan(a)(b)
02/10/18	4.750%	4,000,000	4,016,680
TriZetto Group, Inc.(a)(b)
Tranche B Term Loan
08/04/15	6.750%	1,000,000	1,005,000
Tranche B1 Term Loan
08/04/15	5.750%	997,500	1,002,488
VeriFone, Inc. Tranche B Term Loan(a)(b)
10/31/13	3.000%	2,791,661	2,749,786
Vertafore, Inc. 1st Lien Term Loan(a)(b)
07/29/16	5.250%	820,000	820,820

Total			82,619,602

Textile (0.2%)

Phillips-Van Heusen Corp. Tranche B Term Loan(a)(b)
05/06/16	3.500%	1,498,851	1,511,336

Transportation Services (0.4%)

Hertz Corp. (The) Tranche B Term Loan(a)(b)
03/11/18	3.750%	3,725,000	3,727,645

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Wireless (1.0%)

MetroPCS Wireless, Inc.(a)(b)
Tranche B1 Term Loan
11/03/13	4.071%	$1,984,456	$1,983,523
Tranche B3 Term Loan
03/19/18	4.060%	2,175,000	2,173,913
Telesat Canada(a)(b)(d)
Tranche I Term Loan
10/31/14	3.250%	3,655,342	3,641,233
Tranche II Term Loan
10/31/14	3.250%	313,979	312,767
Towerco Finance LLC Term Loan(a)(b)
02/02/17	5.250%	675,000	677,531

Total			8,788,967

Wirelines (0.6%)

Alaska Communications Systems Holdings, Inc. Term Loan(a)(b)
10/21/16	5.500%	1,571,063	1,572,052

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)

Wirelines (continued)

Windstream Corp. Tranche B2 Term Loan(a)(b)
12/17/15	3.041%	$3,969,849	$3,971,954

Total			5,544,006

Total Senior Loans (Cost: $818,039,161)			$831,156,388

		Shares	Value

Money Market Fund (8.3%)

Columbia Short-Term Cash Fund, 0.229%(e)(f)		70,732,118	$70,732,118

Total Money Market Fund (Cost: $70,732,118)			$70,732,118

Total Investments (Cost: $888,771,279)(g)			$901,888,506(h)
Other Assets & Liabilities, Net			(48,667,986)

Net Assets			$853,220,520

Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2011.

(b)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c)	Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(d)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 6.66% of net assets.

(e)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(f)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$56,641,419	$141,871,140	$(127,780,441)	$—	$70,732,118	$38,915	$70,732,118
(g)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $888,771,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$13,548,000
Unrealized Depreciation	(430,000)

Net Unrealized Appreciation	$13,118,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Senior Loans
Brokerage	$—	$8,734,664	$1,093,022	$9,827,686
Chemicals	—	55,938,497	1,933,451	57,871,948
Consumer Cyclical Services	—	28,301,170	3,734,742	32,035,912
Diversified Manufacturing	—	17,331,889	1,960,000	19,291,889
Electric	—	24,004,042	818,996	24,823,038
Entertainment	—	43,444,672	577,147	44,021,819
Gas Distributors	—	—	3,950,833	3,950,833
Health Care	—	109,541,945	2,745,213	112,287,158
Life Insurance	—	4,855,173	974,456	5,829,629
Media Non-Cable	—	36,845,362	3,722,322	40,567,684
Other Industry	—	26,171,134	2,852,948	29,024,082
Other Utility	—	—	1,507,500	1,507,500
Retailers	—	45,200,229	7,789,144	52,989,373
Technology	—	78,073,418	4,546,184	82,619,602
All Other Industries	—	314,508,235	—	314,508,235

Total Senior Loans	—	792,950,430	38,205,958	831,156,388

Other
Affiliated Money Market Fund(c)	70,732,118	—	—	70,732,118

Total Other	70,732,118	—	—	70,732,118

Total	$70,732,118	$792,950,430	$38,205,958	$901,888,506

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)  There were no significant transfers between Levels 1 and 2 during the period.
(c)  Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Senior Loans

Balance as of December 31, 2010	$35,790,318
Accrued discounts/premiums	48,609
Realized gain (loss)	53,075
Change in unrealized appreciation (depreciation)*	113,949
Sales	(1,313,743)
Purchases	3,513,750
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of March 31, 2011	$38,205,958

*  The realized gain (loss) earned during the period from January 1, 2011 to March 31, 2011 for Senior Loans was $91,580.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Variable Portfolio – Invesco International Growth Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (93.9%)

AUSTRALIA (6.1%)

BHP Billiton Ltd.(a)(b)	724,238	$34,761,601
Cochlear Ltd.(a)(b)	188,736	16,195,259
CSL Ltd.(a)(b)	449,208	16,589,924
QBE Insurance Group Ltd.(a)	683,030	12,493,349
WorleyParsons Ltd.(a)(b)	841,696	26,965,858

Total		107,005,991

BELGIUM (1.5%)

Anheuser-Busch InBev NV(a)	473,652	26,981,269

BERMUDA (1.0%)

Li & Fung Ltd.(a)	1,832,000	9,368,837
VimpelCom Ltd., ADR(a)	518,983	7,328,040

Total		16,696,877

BRAZIL (2.6%)

Banco Bradesco SA, ADR(a)(b)	1,418,698	29,437,984
Petroleo Brasileiro SA, ADR(a)(b)	441,147	15,678,364

Total		45,116,348

CANADA (6.2%)

Agrium, Inc.(a)	123,440	11,399,261
Canadian National Railway Co.(a)	117,320	8,851,942
Canadian Natural Resources Ltd.(a)	352,090	17,410,206
Cenovus Energy, Inc.(a)	445,491	17,599,077
Encana Corp.(a)(b)	332,848	11,511,494
Fairfax Financial Holdings Ltd.(a)	34,970	13,219,706
Suncor Energy, Inc.(a)	410,772	18,422,245
Talisman Energy, Inc.(a)	449,131	11,104,353

Total		109,518,284

CHINA (1.5%)

Industrial & Commercial Bank of China, Series H(a)	32,137,000	26,643,808

DENMARK (1.7%)

Novo Nordisk A/S, Series B(a)(b)	237,509	29,839,856

FRANCE (6.8%)

BNP Paribas(a)	303,835	22,222,997
Cap Gemini SA(a)	354,108	20,567,980
Cie Generale des Etablissements Michelin, Series B(a)	108,399	9,155,931
Danone(a)	314,737	20,560,448
Eutelsat Communications SA(a)	273,747	10,934,486
Lafarge SA(a)	137,749	8,592,512
Publicis Groupe SA(a)	177,974	9,981,790
Total SA(a)	276,323	16,821,384

Total		118,837,528

Issuer	Shares	Value

Common Stocks (continued)

GERMANY (5.9%)

Adidas AG(a)	324,392	$20,437,215
Bayer AG(a)	225,403	17,454,256
BMW AG(a)	265,018	22,065,522
Fresenius Medical Care AG & Co. KGaA(a)	252,862	16,982,485
Puma AG Rudolf Dassler Sport(a)(b)	29,679	8,704,537
SAP AG(a)	305,127	18,680,795

Total		104,324,810

HONG KONG (1.2%)

Hutchison Whampoa Ltd.(a)	1,789,000	21,171,655

INDIA (1.4%)

Infosys Technologies Ltd., ADR(a)(b)	336,800	24,148,560

IRELAND (0.1%)

Ryanair Holdings PLC(a)	407,766	1,924,248

ISRAEL (1.7%)

Teva Pharmaceutical Industries Ltd., ADR(a)(b)	605,684	30,387,166

JAPAN (9.1%)

Canon, Inc.(a)	384,700	16,545,858
Denso Corp.(a)	410,400	13,647,817
Fanuc Corp.(a)	138,100	20,874,775
Keyence Corp.(a)	62,900	16,057,254
Komatsu Ltd.(a)	498,000	16,894,971
Nidec Corp.(a)(b)	364,900	31,604,056
Toyota Motor Corp.(a)	502,200	19,929,442
Yamada Denki Co., Ltd.(a)(b)	366,320	24,617,526

Total		160,171,699

KOREA (2.7%)

Hyundai Mobis(a)	97,789	29,155,741
NHN Corp.(a)(c)	106,165	18,523,009

Total		47,678,750

MEXICO (3.6%)

America Movil SAB de CV, Series L, ADR(a)(b)	555,112	32,252,007
Fomento Economico Mexicano SAB de CV, ADR(a)(b)	249,359	14,637,373
Grupo Televisa SA, ADR(a)(c)	674,611	16,548,208

Total		63,437,588

Issuer	Shares	Value

Common Stocks (continued)

NETHERLANDS (2.9%)

Koninklijke Ahold NV(a)	1,247,071	$16,733,254
Koninklijke KPN NV(a)	1,053,007	17,937,697
Unilever NV-CVA(a)	502,427	15,753,868

Total		50,424,819

PHILIPPINES (0.5%)

Philippine Long Distance Telephone Co.(a)	174,365	9,297,332

RUSSIAN FEDERATION (1.3%)

Gazprom OAO, ADR(a)	710,512	22,999,273

SINGAPORE (2.9%)

Keppel Corp., Ltd.(a)	3,171,000	30,933,952
United Overseas Bank Ltd.(a)	1,367,000	20,381,393

Total		51,315,345

SWEDEN (3.2%)

Kinnevik Investment AB, Series B(a)	397,908	9,273,320
Swedbank AB, Series A(a)(b)	890,149	15,230,928
Telefonaktiebolaget LM Ericsson, Class B(a)	1,145,306	14,770,181
Volvo AB, Series B(a)(c)	920,709	16,191,432

Total		55,465,861

SWITZERLAND (7.0%)

ABB Ltd.(a)(c)	467,033	11,216,928
Julius Baer Group Ltd.(a)	430,083	18,664,244
Nestlé SA(a)	517,796	29,680,957
Novartis AG(a)(b)	415,137	22,517,284
Roche Holding AG(a)	144,948	20,704,603
Syngenta AG(a)	59,868	19,456,285

Total		122,240,301

TAIWAN (2.0%)

Hon Hai Precision Industry Co., Ltd.(a)	3,655,200	12,789,496
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	9,573,000	22,939,445

Total		35,728,941

TURKEY (0.7%)

Akbank TAS(a)	2,521,777	12,249,168

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (20.3%)

BG Group PLC(a)	1,061,481	$26,410,845
British American Tobacco PLC(a)	548,989	22,034,806
Centrica PLC(a)	4,309,310	22,487,961
Compass Group PLC(a)	3,557,521	31,987,579
Imperial Tobacco Group PLC(a)	992,660	30,686,017
Informa PLC(a)	2,298,618	15,365,567
International Power PLC(a)	4,087,961	20,198,343
Kingfisher PLC(a)	3,821,828	15,076,063
Next PLC(a)	481,149	15,282,805
Reckitt Benckiser Group PLC(a)	196,537	10,095,409
Reed Elsevier PLC(a)	1,950,309	16,894,894
Royal Dutch Shell PLC, Series B(a)	639,550	23,186,822
Shire PLC(a)	1,275,580	37,058,210
Smith & Nephew PLC(a)	692,884	7,814,013
Tesco PLC(a)	3,392,222	20,733,257
Vodafone Group PLC(a)	8,830,666	25,003,249
WPP PLC(a)	1,265,993	15,607,504

Total		355,923,344

Total Common Stocks (Cost: $1,358,153,883)		$1,649,528,821

	Shares	Value

Mutual Fund (0.4%)
India Fund, Inc. (The)(b)	238,700	$7,865,165

Total Mutual Fund (Cost: $7,098,700)		$7,865,165

Money Market Fund (5.4%)
Columbia Short-Term Cash Fund, 0.229%(d)(e)	94,389,913	$94,389,913

Total Money Market Fund (Cost: $94,389,913)		$94,389,913

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (9.4%)

Asset-Backed Commercial Paper (0.9%)

Cancara Asset Securitisation LLC
04/28/11	0.250%	$1,999,583	$1,999,583
Macquarie Bank Ltd.
05/09/11	0.395%	2,497,559	2,497,559
05/10/11	0.395%	2,997,037	2,997,037
Rhein-Main Securitisation Ltd.
04/18/11	0.551%	2,996,013	2,996,013
Rheingold Securitization
04/28/11	0.551%	4,993,125	4,993,125

Total			15,483,317

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (3.6%)

Australia and New Zealand Bank Group, Ltd.
06/30/11	0.400%	$5,000,000	$5,000,000
Barclays Bank PLC
05/23/11	0.400%	6,000,000	6,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	4,000,000	4,000,000
KBC Bank NV
04/29/11	0.450%	5,000,000	5,000,000
Landesbank Hessen Thuringen
04/11/11	0.300%	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/11/11	0.370%	2,997,258	2,997,258
06/08/11	0.340%	2,000,000	2,000,000
N.V. Bank Nederlandse Gemeenten
06/30/11	0.360%	5,000,000	5,000,000
Natixis
05/09/11	0.503%	5,000,000	5,000,000
Norinchukin Bank
05/09/11	0.350%	4,000,000	4,000,000
Societe Generale
07/01/11	0.364%	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
05/25/11	0.370%	4,995,431	4,995,431
United Overseas Bank Ltd.
04/18/11	0.390%	5,000,000	5,000,000

Total			62,992,689

Commercial Paper (0.3%)

Royal Park Investments Funding Corp.
06/28/11	0.601%	4,992,417	4,992,417

Money Market Fund (0.6%)

JP Morgan Prime Money Market Fund, 0.010%(d)		10,700,000	10,700,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Other Short-Term Obligations (0.2%)

Goldman Sachs Group, Inc. (The)
04/20/11	0.270%	$3,000,000	$3,000,000
Natixis Financial Products LLC
04/01/11	0.470%	1,500,000	1,500,000

Total			4,500,000

Repurchase Agreements (3.8%)

Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11,
repurchase price $30,000,192(f)
	0.230%	30,000,000	30,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11,
repurchase price $6,108,552(f)
	0.160%	6,108,525	6,108,525
Merrill Lynch Pierce Fenner & Smith, Inc.(f)
dated 01/18/11, matures 04/18/11,
repurchase price $6,000,900
	0.300%	6,000,000	6,000,000
dated 03/31/11, matures 04/01/11,
repurchase price $9,000,045
	0.180%	9,000,000	9,000,000
Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11,
repurchase price $5,000,039(f)
	0.280%	5,000,000	5,000,000
Natixis Financial Products, Inc.
dated 03/31/11, matures 04/01/11,
repurchase price $5,000,018(f)
	0.130%	5,000,000	5,000,000
Nomura Securities
dated 03/31/10, matures 04/01/11,
repurchase price $5,000,033(f)
	0.240%	5,000,000	5,000,000

Total			66,108,525

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $164,776,948)			$164,776,948

Total Investments (Cost: $1,624,419,444)(g)			$1,916,560,847(h)
Other Assets & Liabilities, Net			(159,214,250)

Net Assets			$1,757,346,597

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at March 31, 2011:

	Percentage of Net
Industry	Assets	Value
Airlines	0.1%	$1,924,248
Auto Components	3.0	51,959,489
Automobiles	2.4	41,994,965
Beverages	2.4	41,618,642
Biotechnology	0.9	16,589,924
Capital Markets	1.1	18,664,244
Chemicals	1.7	30,855,546
Commercial Banks	7.2	126,166,277
Communications Equipment	0.8	14,770,181
Construction Materials	0.5	8,592,512
Distributors	0.5	9,368,837
Diversified Financial Services	1.0	17,138,485
Diversified Telecommunication Services	1.0	17,937,697
Electrical Equipment	2.4	42,820,983
Electronic Equipment, Instruments & Components	1.6	28,846,750
Energy Equipment & Services	1.5	26,965,859
Food & Staples Retailing	2.1	37,466,510
Food Products	3.7	65,995,274
Health Care Equipment & Supplies	1.4	24,009,272
Health Care Providers & Services	1.0	16,982,485
Hotels, Restaurants & Leisure	1.8	31,987,579
Household Products	0.6	10,095,409
Independent Power Producers & Energy Traders	1.1	20,198,343
Industrial Conglomerates	3.0	52,105,607
Insurance	1.5	25,713,055
Internet Software & Services	1.0	18,523,008
IT Services	2.5	44,716,540
Machinery	3.1	53,961,178
Media	4.9	85,332,449
Metals & Mining	2.0	34,761,601
Multiline Retail	0.9	15,282,805
Multi-Utilities	1.3	22,487,961
Office Electronics	0.9	16,545,858
Oil, Gas & Consumable Fuels	10.3	181,144,064
Pharmaceuticals	9.0	157,961,375
Road & Rail	0.5	8,851,942
Semiconductors & Semiconductor Equipment	1.3	22,939,445
Software	1.1	18,680,795
Specialty Retail	2.3	39,693,589
Textiles, Apparel & Luxury Goods	1.7	29,141,752
Tobacco	3.0	52,720,823
Wireless Telecommunication Services	4.2	73,880,628
Other(1)	14.8	259,166,861

Total		$1,916,560,847

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2011

		Currency to be	Currency to be	Unrealized	Unrealized
Counterparty	Exchange Date	Delivered	Received	Appreciation	Depreciation

Citicorp Investment Bank	April 5, 2011	1,440,892	1,488,931	$—	$(1,455)
		(AUD)	(USD)

Citicorp Investment Bank	April 5, 2011	2,704,239	2,623,490	1,785	$—
		(USD)	(CAD)

Citicorp Investment Bank	April 5, 2011	1,981,530	1,395,350	—	(4,040)
		(USD)	(EUR)

Total				$1,785	$(5,495)

Notes to Portfolio of Investments

(a)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 93.86% of net assets.

(b)	At March 31, 2011, security was partially or fully on loan.

(c)	Non-income producing.

(d)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(e)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$96,250,809	$100,523,652	$(102,384,548)	$—	$94,389,913	$57,623	$94,389,913

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$4,166
Fannie Mae Interest Strip	1,621,431
Fannie Mae Pool	14,281,068
Fannie Mae Principal Strip	152,822
Fannie Mae REMICS	475,542
Federal Farm Credit Bank	272,767
Federal Home Loan Banks	404,718
Federal Home Loan Mortgage Corp	237,103
Federal National Mortgage Association	185,458
FHLMC Structured Pass Through Securities	83,045
Freddie Mac Coupon Strips	1,797
Freddie Mac Gold Pool	2,023,888
Freddie Mac Non Gold Pool	6,132,200
Freddie Mac REMICS	607,484
Freddie Mac Strips	157,973
Ginnie Mae I Pool	429,192
Ginnie Mae II Pool	1,305,545
Government National Mortgage Association	506,973
LMA SA & LMA Americas	1,435
Metlife Short Term Funding	1,971
Sanofi-Aventis	6,127
Silver Tower US Fund	1,368
Suncorp-Metway Ltd	4,206
United States Treasury Inflation Indexed Bonds	90,135
United States Treasury Strip Coupon	1,468,682
United States Treasury Strip Principal	142,907

Total Market Value of Collateral Securities	$30,600,003

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$6,230,695

Total Market Value of Collateral Securities	$6,230,695

Merrill Lynch Pierce Fenner & Smith, Inc. (0.300%)

Security Description	Value

Breeds Hill Capital Ltd	$2,864,027
LMA SA & LMA Americas	96,821
Metlife Short Term Funding	851,530
Sanofi-Aventis	891,623
Silver Tower US Fund	848,840
Suncorp-Metway Ltd	747,159

Total Market Value of Collateral Securities	$6,300,000

Merrill Lynch Pierce Fenner & Smith, Inc. (0.180%)

Security Description	Value

Fannie Mae REMICS	$2,615,941
Freddie Mac REMICS	1,953,345
Government National Mortgage Association	4,610,714

Total Market Value of Collateral Securities	$9,180,000

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$46,111
Fannie Mae Pool	2,588,750
Fannie Mae Principal Strip	44,321
Fannie Mae Whole Loan	42,136
Federal Farm Credit Bank	530,995
Federal Farm Credit Discount Notes	64,458
Federal Home Loan Bank Discount Notes	238,394
Federal Home Loan Banks	366,061
Federal Home Loan Mortgage Corp	26,254
Federal National Mortgage Association	303,199
FHLMC Structured Pass Through Securities	36,482
Freddie Mac Gold Pool	242,535
Freddie Mac Non Gold Pool	568,546
Government National Mortgage Association	1,758

Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.130%)

Security Description	Value

Fannie Mae Interest Strip	$99,519
Fannie Mae Pool	69,943
Fannie Mae REMICS	2,610,342
Freddie Mac REMICS	1,485,720
Government National Mortgage Association	189,219
United States Treasury Note/Bond	645,276

Total Market Value of Collateral Securities	$5,100,019

Nomura Securities (0.240%)

Security Description	Value

Fannie Mae Pool	$3,714,073
Freddie Mac Gold Pool	1,385,927

Total Market Value of Collateral Securities	$5,100,000

(g)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $1,624,419,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$300,109,000
Unrealized Depreciation	(7,967,000)

Net Unrealized Appreciation	$292,142,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt
Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
USD	US Dollar
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$16,548,208	$288,213,256	$—	$304,761,464
Consumer Staples	14,637,373	193,259,286	—	207,896,659
Energy	91,725,739	116,384,183	—	208,109,922
Financials	42,657,690	137,159,207	—	179,816,897
Health Care	30,387,166	185,155,889	—	215,543,055
Industrials	8,851,942	150,812,016	—	159,663,958
Information Technology	24,148,560	140,874,018	—	165,022,578
Materials	11,399,261	62,810,398	—	74,209,659
Telecommunication Services	39,580,047	52,238,278	—	91,818,325
Utilities	—	42,686,304	—	42,686,304

Total Equity Securities	279,935,986	1,369,592,835	—	1,649,528,821

Other
Mutual Fund	7,865,165	—	—	7,865,165
Affiliated Money Market Fund(c)	94,389,913	—	—	94,389,913
Investments of Cash Collateral Received for Securities on Loan	10,700,000	154,076,948	—	164,776,948

Total Other	112,955,078	154,076,948	—	267,032,026

Investments in Securities	392,891,064	1,523,669,783	—	1,916,560,847
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	1,785	—	1,785
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5,495)	—	(5,495)

Total	$392,891,064	$1,523,666,073	$—	$1,916,557,137

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Variable Portfolio – J.P. Morgan Core Bond Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (11.4%)

Aerospace & Defense (0.1%)

American Airlines 2011-1 Class A Pass-Through Trust Secured(a)
07/31/21	5.250%	$229,000	$223,275
BAE Systems Holdings, Inc.(b)
08/15/15	5.200%	780,000	835,122
Lockheed Martin Corp.
Senior Unsecured(a)
11/15/19	4.250%	300,000	302,546

Total			1,360,943

Airlines (0.1%)

Continental Airlines 2007-1 Class A Pass-Through Trust
04/19/22	5.983%	819,928	840,426
Delta Air Lines 2011-1 Pass-Through Trust Pass-Through Certificates(c)
04/15/19	5.300%	130,000	130,975

Total			971,401

Automotive (—%)

Daimler Finance North America LLC
01/15/12	7.300%	405,000	425,408

Banking (4.1%)

American Express Co.
Senior Unsecured
05/20/14	7.250%	425,000	483,412
American Express Credit Corp.
Senior Unsecured
05/02/13	5.875%	860,000	928,545
08/25/14	5.125%	400,000	431,479
BB&T Corp.
Senior Unsecured
07/27/12	3.850%	1,235,000	1,278,614
04/30/19	6.850%	400,000	463,984
Subordinated Notes
11/01/19	5.250%	800,000	818,416
Bank of America Corp.
Senior Unsecured
05/15/14	7.375%	250,000	282,331
10/14/16	5.625%	500,000	533,515
07/01/20	5.625%	2,250,000	2,297,456
Bank of New York Mellon Corp. (The)
Senior Unsecured(a)
06/18/15	2.950%	1,520,000	1,543,102
Barclays Bank PLC(a)(b)(d)
09/21/15	2.500%	1,600,000	1,555,027
Barclays Bank PLC(a)(d)
Senior Unsecured
05/22/19	6.750%	800,000	903,528
Capital One Bank USA NA
Subordinated Notes
07/15/19	8.800%	1,750,000	2,200,382

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

Capital One Financial Corp.
Senior Unsecured
09/15/17	6.750%	$600,000	$690,135
Citigroup, Inc.
Senior Unsecured
12/13/13	6.000%	1,790,000	1,946,314
01/15/15	6.010%	2,990,000	3,267,517
05/19/15	4.750%	400,000	419,282
08/15/17	6.000%	540,000	586,657
12/01/25	7.000%	765,000	831,989
Citigroup, Inc.(a)
Senior Unsecured
12/15/15	4.587%	486,000	502,548
11/21/17	6.125%	900,000	980,690
08/09/20	5.375%	561,000	577,523
Comerica Bank
Subordinated Notes
08/22/17	5.200%	500,000	530,043
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(a)(d)
01/11/21	4.500%	1,800,000	1,812,447
Countrywide Financial Corp.
Subordinated Notes
05/15/16	6.250%	1,520,000	1,622,734
Credit Suisse
Senior Unsecured
08/13/19	5.300%	1,000,000	1,051,172
Credit Suisse(a)
Senior Unsecured
08/05/20	4.375%	451,000	440,519
Deutsche Bank AG
Senior Unsecured(a)(d)
01/11/16	3.250%	900,000	903,490
Goldman Sachs Group, Inc. (The)
Senior Notes
06/15/20	6.000%	381,000	402,765
Senior Unsecured
01/18/18	5.950%	1,000,000	1,073,803
02/15/19	7.500%	3,240,000	3,751,416
Goldman Sachs Group, Inc. (The)(a)
Senior Notes
08/01/15	3.700%	1,792,000	1,805,223
Senior Unsecured
01/15/15	5.125%	1,000,000	1,068,580
HSBC Bank PLC(a)(b)(d)
Senior Unsecured
01/19/21	4.750%	565,000	562,324
HSBC Bank PLC(b)(d)
Senior Notes
06/28/15	3.500%	1,321,000	1,337,792
08/12/20	4.125%	622,000	597,811
HSBC Holdings PLC
Senior Unsecured(c)(d)
04/05/21	5.100%	586,000	589,007

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

KeyBank NA
Subordinated Notes
11/01/17	5.700%	$817,000	$863,157
Macquarie Group Ltd.(a)(b)(d)
Senior Unsecured
01/14/21	6.250%	926,000	939,299
Macquarie Group Ltd.(b)(d)
Senior Unsecured
08/01/14	7.300%	923,000	1,024,053
Merrill Lynch & Co., Inc.
Senior Unsecured
09/30/15	5.300%	1,200,000	1,288,652
08/28/17	6.400%	2,049,000	2,233,570
07/15/18	6.500%	1,300,000	1,404,187
Morgan Stanley
Senior Unsecured
07/24/15	4.000%	567,000	576,231
01/09/17	5.450%	3,300,000	3,478,867
12/28/17	5.950%	1,200,000	1,288,966
07/24/20	5.500%	696,000	695,511
National Bank of Canada(b)(d)
01/30/14	1.650%	1,655,000	1,657,214
Northern Trust Co. (The)
Subordinated Notes
08/15/18	6.500%	500,000	575,878
PNC Bank NA
Subordinated Notes
04/01/18	6.875%	1,000,000	1,133,890
PNC Funding Corp.
Bank Guaranteed(a)
05/19/14	3.000%	2,015,000	2,057,978
SouthTrust Bank
Subordinated Notes
05/15/25	7.690%	500,000	553,484
Toronto-Dominion Bank (The)(a)(b)(d)
07/29/15	2.200%	2,500,000	2,467,936
U.S. Bancorp
Senior Unsecured(a)
06/14/13	2.000%	960,000	973,489
UBS AG
Senior Unsecured
04/25/18	5.750%	100,000	107,730
08/04/20	4.875%	305,000	306,647
UBS AG(a)
Senior Unsecured
01/15/15	3.875%	1,000,000	1,024,915
Wachovia Bank NA
Subordinated Notes
08/15/15	5.000%	1,000,000	1,066,443
11/15/17	6.000%	5,300,000	5,884,595
Wachovia Corp.
Senior Unsecured
05/01/13	5.500%	1,875,000	2,020,642
02/01/18	5.750%	900,000	991,481

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

Westpac Banking Corp.
Senior Unsecured(d)
11/19/19	4.875%	$750,000	$772,907

Total			76,459,294

Brokerage (0.3%)

BlackRock, Inc.
Senior Unsecured
09/15/17	6.250%	900,000	1,032,681
Charles Schwab Corp. (The)
Senior Unsecured(a)
06/01/14	4.950%	325,000	353,146
Credit Suisse AG
Subordinated Notes
01/14/20	5.400%	1,730,000	1,747,258
Jefferies Group, Inc.
Senior Unsecured
11/09/15	3.875%	375,000	374,191
Jefferies Group, Inc.(a)
Senior Unsecured
07/15/19	8.500%	1,115,000	1,315,364

Total			4,822,640

Chemicals (0.3%)

Dow Chemical Co. (The)
Senior Unsecured
05/15/18	5.700%	275,000	296,340
05/15/19	8.550%	709,000	896,207
Dow Chemical Co. (The)(a)
Senior Unsecured
11/15/20	4.250%	350,000	334,262
EI du Pont de Nemours & Co.
Senior Unsecured
07/15/13	5.000%	130,000	140,280
PPG Industries, Inc.
Senior Unsecured
03/15/18	6.650%	875,000	1,018,539
08/15/19	7.400%	278,000	325,890
Potash Corp. of Saskatchewan, Inc.(a)(d)
Senior Unsecured
09/30/15	3.750%	300,000	312,051
Potash Corp. of Saskatchewan, Inc.(d)
Senior Unsecured
05/15/19	6.500%	450,000	518,695
Praxair, Inc.
Senior Unsecured
03/31/14	4.375%	450,000	482,316
03/15/17	5.200%	740,000	817,468
Union Carbide Corp.
Senior Unsecured
10/01/96	7.750%	545,000	561,780

Total			5,703,828

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Construction Machinery (0.1%)

Caterpillar, Inc.
Senior Unsecured
12/15/18	7.900%	$1,000,000	$1,283,863

Consumer Products (—%)

Koninklijke Philips Electronics NV
Senior Unsecured(d)
06/01/26	7.200%	175,000	203,960
Newell Rubbermaid, Inc.
Senior Unsecured(a)
08/15/20	4.700%	405,000	399,698

Total			603,658

Diversified Manufacturing (—%)

Siemens Financieringsmaatschappij NV(b)(d)
08/17/26	6.125%	385,000	433,962

Electric (0.6%)

American Water Capital Corp.
Senior Unsecured
10/15/17	6.085%	250,000	280,635
10/15/37	6.593%	300,000	318,493
Carolina Power & Light Co.
1st Mortgage
09/15/13	5.125%	461,000	500,321
Cleveland Electric Illuminating Co. (The)
1st Mortgage
11/15/18	8.875%	300,000	379,255
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	500,000	560,014
Duke Energy Carolinas LLC
1st Mortgage
06/15/20	4.300%	156,000	158,342
Duke Energy Carolinas LLC(a)
1st Refunding Mortgage
01/15/18	5.250%	630,000	691,831
Duke Energy Indiana, Inc.
1st Mortgage
07/15/20	3.750%	772,000	745,266
Exelon Generation Co. LLC
Senior Unsecured
10/01/20	4.000%	750,000	685,682
Georgia Power Co.
Senior Unsecured
09/01/40	4.750%	70,000	62,686
Indiana Michigan Power Co.
Senior Unsecured
03/15/19	7.000%	420,000	492,176

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

KCP&L Greater Missouri Operations Co.
Senior Unsecured
07/01/12	11.875%	$500,000	$557,741
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	550,000	750,956
Nevada Power Co.(a)
09/15/40	5.375%	67,000	64,182
Oncor Electric Delivery Co. LLC
Senior Secured(a)
09/01/18	6.800%	235,000	267,851
PSEG Power LLC
12/01/15	5.500%	212,000	230,196
09/15/16	5.320%	800,000	861,087
PacifiCorp
1st Mortgage
07/15/18	5.650%	1,500,000	1,684,632
10/15/37	6.250%	200,000	222,299
Potomac Electric Power Co.
1st Mortgage
12/15/38	7.900%	160,000	213,691
Progress Energy, Inc.
Senior Unsecured
01/15/21	4.400%	187,000	185,355
Public Service Co. of Oklahoma
Senior Unsecured
02/01/21	4.400%	231,000	228,195
Public Service Company of Colorado
1st Mortgage
11/15/20	3.200%	240,000	226,772
Public Service Electric & Gas Co.
1st Mortgage
05/01/15	2.700%	400,000	401,055
Southern California Edison Co.
1st Refunding Mortgage
02/01/38	5.950%	210,000	225,686
Southwestern Public Service Co.
Senior Unsecured
12/01/18	8.750%	344,000	430,061
Virginia Electric and Power Co.
Senior Unsecured(a)
11/15/38	8.875%	205,000	297,322
Xcel Energy, Inc.
Senior Unsecured
05/15/20	4.700%	98,000	100,895

Total			11,822,677

Entertainment (0.2%)

Time Warner Entertainment Co. LP
07/15/33	8.375%	695,000	850,173
Time Warner, Inc.
04/15/31	7.625%	450,000	519,106

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Entertainment (continued)

05/01/32	7.700%	$690,000	$804,649
Walt Disney Co. (The)
Senior Unsecured
12/15/17	5.875%	500,000	572,347

Total			2,746,275

Environmental (—%)

Waste Management, Inc.(a)
06/30/20	4.750%	450,000	457,035

Food and Beverage (0.4%)

Anheuser-Busch Companies, Inc.
01/15/31	6.800%	640,000	717,080
Anheuser-Busch InBev Worldwide, Inc.(d)
01/15/19	7.750%	525,000	645,912
Bunge Ltd. Finance Corp.
06/15/19	8.500%	700,000	831,225
Cargill, Inc.(b)
Senior Unsecured
11/27/17	6.000%	170,000	190,480
11/01/36	7.250%	300,000	368,262
Diageo Investment Corp.
08/15/11	9.000%	500,000	515,149
General Mills, Inc.
Senior Unsecured
02/15/19	5.650%	140,000	155,182
Kraft Foods, Inc.
Senior Unsecured
08/11/17	6.500%	1,675,000	1,909,118
08/23/18	6.125%	400,000	447,329
08/11/37	7.000%	405,000	455,327
02/01/38	6.875%	200,000	221,736
PepsiCo, Inc.
Senior Unsecured
03/01/14	3.750%	800,000	850,779
11/01/18	7.900%	133,000	168,812

Total			7,476,391

Gas Distributors (—%)

San Diego Gas & Electric Co.
1st Mortgage
05/15/40	5.350%	21,000	21,191
Sempra Energy
Senior Unsecured
06/15/18	6.150%	370,000	415,496
02/15/19	9.800%	280,000	371,746

Total			808,433

Gas Pipelines (0.1%)

Nisource Finance Corp.
01/15/19	6.800%	377,000	431,297

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (continued)

Spectra Energy Capital LLC
Senior Unsecured
10/01/19	8.000%	$745,000	$905,831
TransCanada PipeLines Ltd.(a)(d)
Senior Unsecured
01/15/19	7.125%	677,000	818,975
TransCanada PipeLines Ltd.(d)
Senior Unsecured
10/15/37	6.200%	500,000	531,271

Total			2,687,374

Independent Energy (0.1%)

Alberta Energy Co., Ltd.
Senior Unsecured(a)(d)
11/01/31	7.375%	695,000	809,934
Talisman Energy, Inc.
Senior Unsecured(d)
06/01/19	7.750%	435,000	530,781

Total			1,340,715

Integrated Energy (0.4%)

BP Capital Markets PLC(a)(d)
03/10/15	3.875%	1,450,000	1,505,635
ConocoPhillips
Senior Unsecured
07/15/18	6.650%	605,000	709,315
03/30/29	7.000%	475,000	563,588
Shell International Finance BV(d)
09/22/19	4.300%	1,000,000	1,029,751
03/25/20	4.375%	400,000	412,917
12/15/38	6.375%	480,000	542,445
Suncor Energy, Inc.
Senior Unsecured(d)
06/01/18	6.100%	770,000	869,506
Tosco Corp.
Senior Unsecured
02/15/30	8.125%	775,000	990,400
Total Capital SA(d)
03/15/16	2.300%	1,170,000	1,139,400

Total			7,762,957

Life Insurance (0.7%)

ASIF Global Financing XIX
Senior Secured(b)
01/17/13	4.900%	1,859,000	1,942,655
Aflac, Inc.
Senior Unsecured(a)
08/15/40	6.450%	267,000	267,979
Jackson National Life Global Funding
Senior Secured(b)
05/08/13	5.375%	1,425,000	1,534,667
MassMutual Global Funding II(a)(b)
Senior Notes

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Life Insurance (continued)

09/28/15	2.300%	$290,000	$282,075
MassMutual Global Funding II(b)
Senior Secured
07/16/12	3.625%	770,000	793,138
Metropolitan Life Global Funding I(b)
Secured
01/11/16	3.125%	855,000	847,579
Senior Secured
01/11/13	2.500%	1,000,000	1,017,186
06/10/14	5.125%	1,450,000	1,571,497
Nationwide Mutual Insurance Co.
Subordinated Notes(b)
08/15/39	9.375%	895,000	1,088,412
New York Life Global Funding
Senior Secured(a)(b)
05/04/15	3.000%	1,830,000	1,851,876
Pacific Life Global Funding
Senior Secured(b)
04/15/13	5.150%	700,000	742,783
Pacific Life Insurance Co.
Subordinated Notes(b)
06/15/39	9.250%	385,000	506,060
Principal Life Income Funding Trusts
Senior Secured(a)
12/14/12	5.300%	1,270,000	1,354,775

Total			13,800,682

Media Cable (0.4%)

COX Communications, Inc.
Senior Unsecured(b)
03/01/39	8.375%	420,000	533,128
Comcast Cable Communications Holdings, Inc.(a)
11/15/22	9.455%	1,165,000	1,576,487
Comcast Cable Communications LLC
05/01/17	8.875%	753,000	942,164
Comcast Corp.
11/15/35	6.500%	670,000	693,596
DIRECTV Holdings LLC/Financing Co., Inc.
08/15/40	6.000%	875,000	837,968
Time Warner Cable, Inc.
07/01/18	6.750%	865,000	982,658
02/14/19	8.750%	662,000	825,338
Time Warner Cable, Inc.(a)
02/14/14	8.250%	830,000	965,048

Total			7,356,387

Media Non-Cable (0.2%)

CBS Corp.(a)
07/30/30	7.875%	545,000	632,669
News America, Inc.
05/18/18	7.250%	375,000	447,226
10/30/25	7.700%	400,000	481,891

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable (continued)

04/30/28	7.300%	$350,000	$384,873
12/15/34	6.200%	450,000	452,575
Thomson Reuters Corp.(d)
07/15/18	6.500%	725,000	839,206

Total			3,238,440

Metals (0.1%)

BHP Billiton Finance USA Ltd.(a)(d)
04/01/14	5.500%	1,100,000	1,219,892
Nucor Corp.
Senior Unsecured(a)
12/01/37	6.400%	250,000	285,087
Rio Tinto Finance USA Ltd.(a)(d)
11/02/20	3.500%	300,000	279,660
Rio Tinto Finance USA Ltd.(d)
05/01/14	8.950%	495,000	595,506

Total			2,380,145

Non-Captive Consumer (0.1%)

HSBC Finance Corp.
Senior Unsecured(a)
01/19/16	5.500%	1,090,000	1,197,340

Non-Captive Diversified (0.7%)

General Electric Capital Corp.
Senior Unsecured
08/07/19	6.000%	2,400,000	2,620,238
General Electric Capital Corp.(a)
09/15/17	5.625%	3,400,000	3,689,425
Senior Unsecured
05/01/18	5.625%	5,000,000	5,405,595
Subordinated Notes
02/11/21	5.300%	292,000	296,575
General Electric Capital Corp.(a)(e)
Senior Unsecured
02/15/17	0.546%	1,250,000	1,181,474

Total			13,193,307

Oil Field Services (0.1%)

Transocean, Inc.(a)(d)
11/15/20	6.500%	810,000	893,058

Other Financial Institutions (0.2%)

CME Group, Inc.
Senior Unsecured(a)
02/15/14	5.750%	326,000	360,762
Caisse Centrale Desjardins du Quebec(b)(d)
03/24/16	2.550%	1,452,000	1,430,236
Nomura Holdings, Inc.(d)
Senior Unsecured
03/04/15	5.000%	1,000,000	1,035,460
01/19/16	4.125%	875,000	865,741

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Other Financial Institutions (continued)

03/04/20	6.700%	$400,000	$426,074

Total			4,118,273

Other Utility (—%)

GTE Corp.
04/15/18	6.840%	320,000	369,809

Pharmaceuticals (0.1%)

Wyeth
02/01/14	5.500%	1,200,000	1,323,323

Property & Casualty (0.4%)

ACE INA Holdings, Inc.
05/15/15	5.600%	630,000	690,399
Allstate Life Global Funding Trusts
Senior Secured
04/30/13	5.375%	1,050,000	1,132,811
Berkshire Hathaway Finance Corp.
05/15/18	5.400%	2,200,000	2,422,229
01/15/40	5.750%	385,000	403,154
Berkshire Hathaway Finance Corp.(a)
12/15/15	2.450%	333,000	330,895
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	615,000	663,070
08/15/16	6.500%	300,000	327,407
Travelers Property Casualty Corp.
04/15/26	7.750%	605,000	747,115

Total			6,717,080

Railroads (0.2%)

Burlington Northern Santa Fe LLC
Senior Unsecured
05/01/40	5.750%	790,000	800,043
CSX Corp.
Senior Unsecured(a)
02/01/19	7.375%	815,000	984,981
Norfolk Southern Corp.
Senior Unsecured
05/17/29	5.640%	230,000	240,389
Union Pacific Corp.
Senior Unsecured
01/31/13	5.450%	650,000	698,840
02/01/16	7.000%	380,000	446,354
11/15/17	5.750%	250,000	280,466

Total			3,451,073

REITs (0.1%)

ERP Operating LP
Senior Unsecured
09/15/14	5.250%	275,000	299,171

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

REITs (continued)

Simon Property Group LP
Senior Unsecured
05/30/18	6.125%	$900,000	$1,008,642
Simon Property Group LP(a)
Senior Unsecured
02/01/15	4.200%	1,000,000	1,051,950

Total			2,359,763

Retailers (0.1%)

CVS Caremark Corp.
Senior Unsecured
09/15/39	6.125%	430,000	437,864
Staples, Inc.
01/15/14	9.750%	100,000	120,057
Target Corp.
Senior Unsecured
01/15/38	7.000%	225,000	265,663

Total			823,584

Technology (0.5%)

Arrow Electronics, Inc.
Senior Unsecured
04/01/20	6.000%	760,000	804,331
Cisco Systems, Inc.
Senior Unsecured
01/15/40	5.500%	1,460,000	1,432,971
Dell, Inc.
Senior Unsecured
04/15/28	7.100%	390,000	440,291
Dell, Inc.(a)
Senior Unsecured
09/10/15	2.300%	853,000	833,942
HP Enterprise Services LLC
Senior Unsecured
10/15/29	7.450%	300,000	375,930
Hewlett-Packard Co.
Senior Unsecured
03/01/14	6.125%	750,000	840,067
International Business Machines Corp.
Senior Unsecured
08/01/27	6.220%	655,000	753,727
11/29/32	5.875%	500,000	551,100
Intuit, Inc.
Senior Unsecured
03/15/17	5.750%	450,000	492,694
Microsoft Corp.
Senior Notes
10/01/40	4.500%	518,000	462,896
Microsoft Corp.(a)
Senior Unsecured
09/25/15	1.625%	360,000	348,533
Oracle Corp.
Senior Unsecured
04/15/38	6.500%	280,000	314,035

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)

Oracle Corp.(b)
Senior Notes
07/15/40	5.375%	$155,000	$150,643
Pitney Bowes, Inc.
Senior Unsecured
03/15/18	5.600%	150,000	157,847
Pitney Bowes, Inc.(a)
Senior Unsecured
08/15/14	4.875%	882,000	924,660
Xerox Corp.
Senior Unsecured
02/01/17	6.750%	500,000	574,080

Total			9,457,747

Transportation Services (—%)

United Parcel Service of America, Inc.
Senior Unsecured(e)
04/01/30	8.375%	225,000	295,840

Wirelines (0.7%)

AT&T Corp.
11/15/31	8.000%	54,000	67,658
AT&T, Inc.
Senior Unsecured
01/15/38	6.300%	750,000	755,876
05/15/38	6.400%	775,000	791,201
AT&T, Inc.(a)
Senior Unsecured
02/15/19	5.800%	1,000,000	1,110,789
AT&T, Inc.(b)
Senior Unsecured
09/01/40	5.350%	1,821,000	1,626,503
British Telecommunications PLC
Senior Unsecured(d)
12/15/30	9.875%	150,000	207,484
Deutsche Telekom International Finance BV(d)
08/20/18	6.750%	525,000	619,551
Deutsche Telekom International Finance BV(d)(e)
06/15/30	8.750%	290,000	380,218
Telecom Italia Capital SA(d)
09/30/14	4.950%	300,000	312,547
06/04/18	6.999%	700,000	761,197
Telefonica Emisiones SAU(d)
07/03/17	6.221%	1,000,000	1,090,940
02/16/21	5.462%	120,000	121,455
Verizon Communications, Inc.
Senior Unsecured
02/15/16	5.550%	1,500,000	1,665,952
02/15/18	5.500%	250,000	272,544
11/01/18	8.750%	1,409,000	1,802,739
Verizon Communications, Inc.(a)
Senior Unsecured
02/15/38	6.400%	180,000	188,591

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)

Verizon Global Funding Corp.
Senior Unsecured
12/01/30	7.750%	$1,530,000	$1,842,853

Total			13,618,098

Total Corporate Bonds & Notes (Cost: $211,031,140)			$211,760,803

Residential Mortgage-Backed Securities - Agency (38.2%)

Federal Home Loan Banks
CMO Series 2015-TQ Class A(f)
10/20/15	5.065%	$2,610,558	$2,809,801
Federal Home Loan Mortgage Corp.(e)(f)
11/01/36	6.004%	2,460,063	2,630,312
CMO IO STRIPS Series 239 Class S30
08/15/36	1.000%	7,656,889	1,241,559
CMO IO Series 3385 Class SN
11/15/37	13.510%	2,852,606	333,487
CMO IO Series 3451 Class SA
05/15/38	16.060%	5,188,388	461,690
CMO IO Series 3531 Class SM
05/15/39	15.020%	4,564,544	617,834
CMO IO Series 3608 Class SC
12/15/39	3.910%	6,575,953	769,696
CMO IO Series 3740 Class SB
10/15/40	16.430%	2,981,116	423,092
CMO IO Series 3740 Class SC
10/15/40	11.770%	4,929,026	707,531
CMO IO Series 3802 Class LS
02/01/41	1.000%	10,000,000	766,599
CMO Series 2551 Class NS
01/15/33	14.004%	1,567,716	1,833,781
CMO Series 3102 Class FB
01/15/36	0.650%	1,163,445	1,158,237
CMO Series 3229 Class AF
08/15/23	0.591%	1,841,803	1,835,487
CMO Series 3523 Class SD
06/15/36	18.904%	771,164	917,453
CMO Series 3549 Class FA
07/15/39	1.456%	1,578,530	1,566,260
CMO Series 3688 Class CU
07/01/40	6.832%	2,490,094	2,711,620
CMO Series 3688 Class GT
07/01/40	7.150%	2,296,712	2,562,250
Federal Home Loan Mortgage Corp.(f)
05/01/36- 08/01/40	5.000%	11,620,480	12,151,945
02/01/24- 05/01/38	5.500%	21,333,051	22,809,446
09/01/21- 09/01/37	6.000%	29,537,542	32,165,253
11/01/22- 10/17/38	6.500%	10,219,301	11,458,758
09/01/37- 05/01/38	7.500%	1,377,941	1,527,612

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities – Agency (continued)

CMO IO Series 3688 Class NI
04/15/32	1.000%	$4,518,266	$690,380
CMO IO Series 3714 Class IP
08/15/40	1.000%	3,888,570	685,797
CMO IO Series 3739 Class LI
03/15/34	9.170%	6,847,182	887,812
CMO IO Series 3747 Class HI
07/15/37	3.927%	8,297,342	1,291,572
CMO IO Series 3756 Class IP
08/15/35	5.180%	4,912,507	651,601
CMO IO Series 3760 Class GI
10/15/37	1.000%	3,942,068	596,453
CMO IO Series 3772 Class IO
09/15/24	6.120%	5,856,725	776,509
CMO IO Series 3779 Class IH
11/15/34	1.000%	3,946,086	503,400
CMO IO Series 3800 Class AI
11/15/29	1.000%	5,229,698	914,381
CMO PO STRIPS Series 197 Class PO
04/01/28	4.940%	1,486,593	1,277,138
CMO PO Series 2587 Class CO
03/15/32	3.870%	857,847	844,017
CMO PO Series 2725 Class OP
10/15/33	4.370%	997,557	811,578
CMO PO Series 2777 Class KO
02/15/33	2.440%	2,000,000	1,835,552
CMO PO Series 3077 Class TO
04/15/35	3.600%	1,169,164	1,011,676
CMO PO Series 3100 Class PO
01/15/36	4.070%	1,606,495	1,427,532
CMO PO Series 3510 Class OD
02/15/37	4.660%	1,438,690	1,291,743
CMO PO Series 3607 Class AO
04/15/36	8.600%	1,300,000	971,667
CMO PO Series 3607 Class EO
02/15/33	0.001%	893,593	784,587
CMO PO Series 3607 Class TO
10/15/39	1.000%	1,520,669	1,311,555
CMO Series 2127 Class PG
02/15/29	6.250%	1,646,773	1,811,151
CMO Series 2165 Class PE
06/15/29	6.000%	833,011	915,602
CMO Series 2326 Class ZQ
03/15/31	6.500%	3,145,284	3,524,403
CMO Series 2399 Class TH
01/15/32	6.500%	1,621,970	1,773,809
CMO Series 2517 Class Z
10/15/32	5.500%	2,489,415	2,716,901
CMO Series 2545 Class HG
12/15/32	5.500%	2,322,006	2,535,248
CMO Series 2557 Class HL
01/15/33	5.300%	1,630,047	1,773,237
CMO Series 2568 Class KG
02/15/23	5.500%	4,000,000	4,357,318
CMO Series 2586 Class TG
03/15/23	5.500%	3,000,000	3,280,321
CMO Series 2594 Class DJ
10/15/30	4.250%	695,576	714,884

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities – Agency (continued)

CMO Series 2684 Class PD
03/15/29	5.000%	$1,299,000	$1,318,318
CMO Series 2752 Class EZ
02/15/34	5.500%	2,950,104	3,139,254
CMO Series 2764 Class UE
10/15/32	5.000%	1,250,000	1,339,471
CMO Series 2764 Class ZG
03/15/34	5.500%	2,202,483	2,370,947
CMO Series 2802 Class VG
07/15/23	5.500%	2,500,000	2,717,663
CMO Series 2825 Class VQ
07/15/26	5.500%	2,000,000	2,184,205
CMO Series 2986 Class CH
06/15/25	5.000%	4,000,000	4,283,020
CMO Series 3075 Class PD
01/15/35	5.500%	1,250,000	1,364,473
CMO Series 3101 Class UZ
01/15/36	6.000%	2,043,558	2,255,031
CMO Series 3107 Class BN
02/15/36	5.750%	1,811,862	1,858,589
CMO Series 3123 Class AZ
03/15/36	6.000%	2,900,028	3,268,394
CMO Series 3143 Class BC
02/15/36	5.500%	2,500,000	2,685,228
CMO Series 3151 Class PD
11/15/34	6.000%	1,250,000	1,353,271
CMO Series 3164 Class MG
06/15/36	6.000%	2,000,000	2,184,534
CMO Series 3171 Class MG
08/15/34	6.000%	3,900,000	4,333,479
CMO Series 3195 Class PD
07/15/36	6.500%	3,000,000	3,322,950
CMO Series 3200 Class AY
08/15/36	5.500%	2,500,000	2,686,613
CMO Series 3213 Class JE
09/15/36	6.000%	4,000,000	4,340,355
CMO Series 3218 Class BE
09/15/35	6.000%	2,000,000	2,196,897
CMO Series 3229 Class HE
10/15/26	5.000%	2,216,000	2,329,223
CMO Series 3266 Class D
01/15/22	5.000%	4,850,000	5,235,396
CMO Series 3334 Class MC
04/15/33	5.000%	1,000,000	1,031,658
CMO Series 3453 Class B
05/15/38	5.500%	1,650,000	1,776,328
CMO Series 3461 Class Z
06/15/38	6.000%	3,536,725	3,879,016
CMO Series 3501 Class CB
01/15/39	5.500%	1,500,000	1,614,844
CMO Series 3666 Class VA
12/15/22	5.500%	2,858,231	3,136,113
CMO Series 3680 Class MA
07/15/39	4.500%	4,835,499	5,100,566
CMO Series 3682 Class BH
08/15/36	5.500%	2,800,000	2,885,608
CMO Series 3687 Class MA
02/15/37	4.500%	3,385,919	3,586,474

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities – Agency (continued)

CMO Series 3704 Class CT
12/15/36	7.000%	$4,550,910	$5,067,708
CMO Series 3704 Class DT
11/15/36	7.500%	4,709,871	5,318,212
CMO Series 3704 Class ET
12/15/36	7.500%	3,715,540	4,201,149
CMO Series 3707 Class B
08/15/25	4.500%	2,027,855	2,026,002
CMO Series R004 Class VG
08/15/21	6.000%	1,400,000	1,520,143
CMO Series R006 Class ZA
04/15/36	6.000%	2,381,637	2,557,701
CMO Series R007 Class ZA
05/15/36	6.000%	4,476,469	4,929,415
Structured Pass-Through Securities
CMO Series T-56 Class A5
05/25/43	5.231%	2,586,347	2,694,732
Federal National Mortgage Association(e)(f)
03/01/36	3.503%	2,279,864	2,383,212
12/25/33	13.601%	997,150	1,135,013
CMO Class 2005-75 Series SV
09/25/35	23.154%	902,832	1,221,533
CMO IO Series 1996-4 Class SA
02/25/24	0.001%	529,279	102,306
CMO IO Series 2005-18 Class SK
03/25/35	0.880%	11,527,385	967,010
CMO IO Series 2006-117 Class GS
12/25/36	5.820%	3,372,719	487,699
CMO IO Series 2006-58 Class IG
07/25/36	17.400%	6,868,287	1,010,128
CMO IO Series 2006-94 Class GI
10/25/26	17.760%	4,233,891	653,441
CMO IO Series 2007-109 Class PI
12/25/37	5.980%	5,884,477	803,562
CMO IO Series 2007-65 Class KI
07/25/37	11.150%	4,780,349	640,822
CMO IO Series 2007-72 Class EK
07/25/37	9.400%	10,655,457	1,382,160
CMO IO Series 2007-W7 Class 2A2
07/25/37	37.588%	4,851,037	556,255
CMO IO Series 2009-112 Class ST
01/25/40	2.690%	5,286,459	641,701
CMO IO Series 2009-17 Class QS
03/25/39	9.870%	3,239,699	431,774
CMO IO Series 2009-37 Class KI
06/25/39	5.610%	11,545,086	1,554,359
CMO IO Series 2009-68 Class SA
09/25/39	13.500%	5,177,215	755,084
CMO IO Series 2010-125 Class SA
11/25/40	11.290%	8,793,212	882,755
CMO IO Series 2010-35 Class SB
04/25/40	4.390%	4,445,476	537,874
CMO IO Series 2010-42 Class S
05/25/40	11.020%	4,649,033	557,557
CMO IO Series 2010-68 Class SA
07/25/40	26.860%	7,638,840	801,741
CMO Series 2003-129 Class FD
01/25/24	0.756%	1,717,847	1,730,507

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities – Agency (continued)

CMO Series 2003-W8 Class 3F1
05/25/42	0.743%	$958,195	$953,277
CMO Series 2004-36 Class FA
05/25/34	0.729%	1,311,023	1,311,022
CMO Series 2005-74 Class SK
05/25/35	19.187%	925,934	1,164,912
CMO Series 2006-56 Class PF
07/25/36	0.610%	1,143,462	1,140,020
CMO Series 2007-101 Class A2
06/27/36	0.514%	5,177,002	5,127,104
CMO Series 2007-108 Class AN
11/25/37	8.767%	1,432,640	1,692,854
CMO Series 2010-28 Class BS
04/25/40	10.816%	760,448	721,001
CMO Series 2010-35 Class SJ
04/25/40	16.813%	1,000,000	1,215,281
CMO Series 2010-49 Class SC
03/25/40	12.148%	2,321,547	2,552,473
CMO Series 2010-61 Class WA
06/25/40	5.950%	793,789	867,704
CMO Series 2011-2 Class WA
02/25/51	5.716%	2,853,390	3,061,167
Federal National Mortgage Association(f)
09/01/20	3.505%	2,480,637	2,387,006
01/01/18	3.520%	2,500,000	2,511,109
07/01/20	3.950%	2,000,000	1,987,843
04/01/20	4.000%	1,445,001	1,477,513
07/01/20	4.066%	2,500,000	2,531,222
11/01/19	4.130%	1,500,000	1,508,109
04/01/20	4.228%	2,972,465	3,046,244
04/01/20	4.350%	1,500,000	1,533,218
02/01/20	4.399%	8,000,000	8,232,034
01/01/20	4.600%	2,972,401	3,077,868
02/01/20	4.681%	2,475,269	2,542,709
10/01/19-08/01/40	5.000%	15,032,727	15,820,429
10/01/21-10/01/39	5.500%	56,879,887	61,082,372
06/01/37	5.832%	1,290,068	1,339,092
10/01/19-11/01/48	6.000%	52,011,464	56,664,122
02/01/24-02/01/39	6.500%	30,912,264	34,734,649
04/01/37-01/01/39	7.000%	9,902,556	11,347,602
05/01/22-08/01/37	7.500%	2,349,679	2,693,374
CMO IO Series 2009-71 Class BI
08/25/24	9.963%	1,675,300	169,558
CMO IO Series 2009-86 Class IP
10/25/39	12.890%	2,333,120	465,606
CMO IO Series 2009-86 Class UI
10/25/14	1.000%	5,583,346	489,082
CMO IO Series 2010-155 Class KI
01/25/21	2.890%	6,900,317	693,442
CMO PO STRIPS Series 293 Class 1
12/01/24	3.090%	1,205,490	1,086,258
CMO PO Series 2000-18 Class EC

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities – Agency (continued)

10/25/23	3.280%	$426,968	$377,403
CMO PO Series 2003-128 Class NO
01/25/19	4.220%	1,190,414	1,082,353
CMO PO Series 2003-23 Class QO
01/15/32	2.540%	586,244	564,348
CMO PO Series 2004-46 Class EP
03/25/34	3.430%	1,084,745	927,701
CMO PO Series 2004-61 Class BO
10/25/32	6.250%	1,118,878	1,022,936
CMO PO Series 2006-113 Class PO
07/25/36	2.200%	802,985	742,725
CMO PO Series 2006-59 Class CO
08/25/35	13.850%	159,507	151,801
CMO PO Series 2006-60 Class DO
04/25/35	4.500%	1,445,215	1,289,763
CMO PO Series 2006-86 Class OB
09/25/36	3.670%	2,082,978	1,791,492
CMO PO Series 2009-113 Class AO
01/25/40	3.430%	1,297,358	1,119,674
CMO PO Series 2009-69 Class PO
09/25/39	4.650%	838,908	750,496
CMO PO Series 2009-86 Class OT
10/25/37	6.910%	2,441,776	2,029,760
CMO PO Series 2010-39 Class OT
10/25/35	5.610%	1,139,387	989,486
CMO PO Series 2010-68 Class CO
07/25/40	1.000%	1,750,217	1,513,202
CMO PO Series 3151 Class PO
05/15/36	3.650%	1,213,253	1,048,411
CMO Series 2001-60 Class PX
11/25/31	6.000%	2,400,000	2,640,472
CMO Series 2002-50 Class ZA
05/25/31	6.000%	8,954,990	9,826,478
CMO Series 2002-78 Class Z
12/25/32	5.500%	3,949,452	4,306,307
CMO Series 2003-56 Class AZ
08/25/31	5.500%	1,537,025	1,630,164
CMO Series 2003-88 Class WA
09/25/18	4.500%	1,629,293	1,723,741
CMO Series 2003-91 Class BL
02/25/29	5.000%	91,752	91,722
CMO Series 2004-65 Class LT
08/25/24	4.500%	1,883,683	1,981,466
CMO Series 2004-W10 Class A6
08/25/34	5.750%	3,000,000	3,238,125
CMO Series 2005-118 Class PN
01/25/32	6.000%	4,000,000	4,332,002
CMO Series 2005-67 Class EY
08/25/25	5.500%	1,500,000	1,641,898
CMO Series 2006-16 Class HZ
03/25/36	5.500%	9,913,006	10,579,819
CMO Series 2006-74 Class DV
08/25/23	6.500%	1,825,000	1,973,034
CMO Series 2006-W3 Class 2A
09/25/46	6.000%	1,356,564	1,487,896
CMO Series 2007-104 Class ZE
08/25/37	6.000%	1,840,347	1,978,452
CMO Series 2007-116 Class PB

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities – Agency (continued)

08/25/35	5.500%	$1,200,000	$1,309,986
CMO Series 2007-42 Class B
05/25/37	6.000%	2,000,000	2,198,660
CMO Series 2007-76 Class PD
03/25/36	6.000%	2,000,000	2,203,813
CMO Series 2007-76 Class ZG
08/25/37	6.000%	3,736,182	3,976,422
CMO Series 2007-84 Class PE
05/25/34	6.000%	2,000,000	2,135,201
CMO Series 2008-68 Class VB
03/25/27	6.000%	4,365,000	4,775,323
CMO Series 2008-80 Class GP
09/25/38	6.250%	1,330,549	1,460,799
CMO Series 2009-59 Class HB
08/25/39	5.000%	1,670,154	1,746,051
CMO Series 2009-79 Class UA
03/25/38	7.000%	1,120,450	1,236,844
CMO Series 2009-W1 Class A
12/25/49	6.000%	7,508,237	8,277,831
CMO Series 2010-111 Class AE
04/25/38	5.500%	13,183,807	14,021,745
CMO Series 2010-111 Class AM
10/25/40	5.500%	3,000,000	3,177,625
CMO Series 2010-133 Class A
05/25/38	5.500%	8,722,605	9,302,226
CMO Series 2010-148 Class MA
02/25/39	4.000%	2,963,769	3,097,736
CMO Series 2010-47 Class AV
05/25/21	5.000%	4,677,741	5,042,181
CMO Series 2010-83 Class DN
12/25/20	4.500%	2,910,053	2,957,043
CMO Series 2010-9 Class PC
10/25/39	4.500%	2,500,000	2,632,080
CMO Series G94-8 Class K
07/17/24	8.000%	776,935	890,854
Government National Mortgage Association(e)(f)
CMO IO Series 2005-3 Class SE
01/20/35	21.220%	4,064,518	556,488
CMO IO Series 2006-38 Class SG
09/20/33	12.140%	6,211,971	591,344
CMO IO Series 2007-26 Class SW
05/20/37	32.210%	8,147,318	958,470
CMO IO Series 2007-40 Class SN
07/20/37	23.794%	5,406,661	685,221
CMO IO Series 2008-62 Class SA
07/20/38	20.240%	4,093,439	506,046
CMO IO Series 2008-76 Class US
09/20/38	1.000%	6,538,379	673,805
CMO IO Series 2008-95 Class DS
12/20/38	19.420%	5,638,847	778,324
CMO IO Series 2009-102 Class SM
06/16/39	22.120%	7,676,259	870,793
CMO IO Series 2009-106 Class ST
02/20/38	30.900%	6,804,933	792,420
CMO IO Series 2009-64 Class SN
07/16/39	26.950%	6,275,914	746,110
CMO IO Series 2009-67 Class SA
08/16/39	25.140%	4,031,723	445,840

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities – Agency (continued)

CMO IO Series 2009-72 Class SM
08/16/39	1.000%	$6,995,913	$842,140
CMO IO Series 2009-81 Class SB
09/20/39	1.000%	8,114,047	883,035
CMO IO Series 2009-83 Class TS
08/20/39	31.670%	7,590,331	814,041
CMO IO Series 2010-47 Class PX
06/20/37	1.000%	8,715,585	1,249,329
Government National Mortgage Association(f)
09/15/22	5.000%	1,968,442	2,105,792
09/20/38- 12/20/38	7.000%	1,490,001	1,703,176
CMO IO Series 2010-107 Class IL
07/20/39	14.770%	1,898,492	613,770
CMO IO Series 2010-144 Class BI
09/16/37	7.750%	9,858,634	1,487,638
CMO PO Series 2010-14 Class AO
12/20/32	3.570%	1,279,284	1,168,580
CMO PO Series 2010-14 Class EO
06/16/33	2.090%	662,587	635,898
CMO PO Series 2010-157 Class OP
12/20/40	1.000%	2,479,246	1,882,512
CMO Series 1998-11 Class Z
04/20/28	6.500%	994,976	1,105,465
CMO Series 1999-16 Class Z
05/16/29	6.500%	876,809	970,059
CMO Series 2002-47 Class PG
07/16/32	6.500%	957,799	1,062,484
CMO Series 2003-25 Class PZ
04/20/33	5.500%	4,632,210	4,895,695
CMO Series 2003-75 Class ZX
09/20/33	6.000%	3,133,109	3,466,523
CMO Series 2005-26 Class XY
03/20/35	5.500%	1,321,000	1,399,880
CMO Series 2005-72 Class AZ
09/20/35	5.500%	1,352,303	1,418,490
CMO Series 2006-17 Class JN
04/20/36	6.000%	2,283,592	2,491,649
CMO Series 2006-33 Class NA
01/20/36	5.000%	3,000,000	3,213,736
CMO Series 2006-69 Class MB
12/20/36	5.500%	3,500,000	3,689,850
CMO Series 2007-6 Class LD
03/20/36	5.500%	1,500,000	1,625,590
CMO Series 2007-70 Class TA
08/20/36	5.750%	2,000,000	2,130,317
CMO Series 2008-23 Class PH
03/20/38	5.000%	2,399,577	2,502,421
CMO Series 2009-104 Class AB
08/16/39	7.000%	2,780,651	3,134,284
CMO Series 2009-2 Class PA
12/20/38	5.000%	2,001,627	2,097,725
CMO Series 2009-44 Class VA
05/16/20	5.500%	3,068,858	3,322,435
CMO Series 2009-89 Class VA
07/20/20	5.000%	2,688,193	2,898,688
CMO Series 2010-130 Class CP
10/16/40	7.000%	3,643,736	4,126,032

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities – Agency (continued)

CMO Series 2010-14 Class QP
12/20/39	6.000%	$3,394,147	$3,648,748

Total Residential Mortgage-Backed Securities - Agency (Cost: $709,997,003)			$713,450,666

Residential Mortgage-Backed Securities - Non- Agency (8.3%)

ASG Resecuritization Trust(b)(e)(f)
CMO Series 2009-2 Class G60
05/24/36	5.424%	$800,000	$805,934
CMO Series 2009-3 Class A65
03/26/37	5.487%	2,839,012	2,877,339
CMO Series 2010-3 Class 2A22
08/28/40	0.463%	1,540,865	1,516,431
CMO Series 2010-4 Class 2A20
11/28/36	0.403%	1,097,311	1,082,923
ASG Resecuritization Trust(b)(f)
CMO Series 2011-1 Class 1A85
09/28/35	4.000%	2,140,000	2,140,000
American General Mortgage Loan Trust(b)(e)(f)
CMO Series 2009-1 Class A4
09/25/48	5.750%	2,200,000	2,232,130
CMO Series 2009-1 Class A5
09/25/48	5.750%	1,450,000	1,462,218
CMO Series 2009-1 Class A7
09/25/48	5.750%	2,550,000	2,593,656
CMO Series 2010-1A Class A1
03/25/58	5.150%	1,389,143	1,421,900
BCAP LLC Trust(b)(e)(f)
CMO Series 2009-RR13 Class 17A2
04/26/37	5.500%	2,059,892	2,131,787
CMO Series 2010-RR12 Class 2A5
01/26/36	4.500%	1,421,180	1,447,688
CMO Series 2010-RR6 Class 22A3
06/26/36	5.334%	1,235,568	1,273,899
CMO Series 2010-RR6 Class 5A1
06/26/40	5.500%	1,083,281	1,092,781
CMO Series 2010-RR7 Class 15A1
01/26/36	1.142%	932,195	864,031
CMO Series 2010-RR7 Class 16A1
02/26/47	1.077%	1,179,608	1,147,307
CMO Series 2010-RR7 Class 1A5
04/26/35	5.024%	1,648,765	1,682,016
CMO Series 2010-RR7 Class 2A1
07/26/45	5.105%	2,602,186	2,616,003
CMO Series 2010-RR8 Class 3A3
05/26/35	5.095%	806,912	820,195
BCAP LLC Trust(b)(e)(f)(g)
CMO Series 2011-RR2 Class 3A3
11/21/35	3.011%	1,500,000	1,495,051
Banc of America Alternative Loan Trust
CMO Series 2004-1 Class 1A1(f)
02/25/34	6.000%	1,123,597	1,180,762
Banc of America Funding Corp.(b)(e)(f)
CMO Series 2010-R4 Class 5A1

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Non- Agency (continued)

07/26/36	0.495%	$508,284	$492,289
Banc of America Funding Corp.(f)
CMO Series 2004-3 Class 1A1
10/25/34	5.500%	832,092	855,861
Banc of America Mortgage Securities, Inc.(e)(f)
CMO Series 2004-C Class 2A2
04/25/34	3.007%	687,221	675,005
Banc of America Mortgage Securities, Inc.(f)
CMO Series 2003-3 Class 1A7
05/25/33	5.500%	1,700,000	1,740,669
CMO Series 2004-3 Class 1A26
04/25/34	5.500%	2,200,000	2,258,049
Bear Stearns Adjustable Rate Mortgage Trust
CMO Series 2003-4 Class 3A1(e)(f)
07/25/33	4.998%	384,534	379,773
Bear Stearns Alt-A Trust
CMO Series 2005-2 Class 1A1(e)(f)
03/25/35	0.753%	791,450	685,369
Chase Mortgage Finance Corp.(e)(f)
CMO Series 2007-A1 Class 2A1
02/25/37	2.982%	988,274	996,194
CMO Series 2007-A1 Class 7A1
02/25/37	2.928%	1,016,484	1,010,931
Chase Mortgage Finance Corp.(f)
CMO Series 2003-S2 Class A1
03/25/18	5.000%	820,358	843,425
Citicorp Mortgage Securities, Inc.
CMO Series 2004-4 Class A4(f)
06/25/34	5.500%	1,873,680	1,959,955
Citigroup Mortgage Loan Trust, Inc.(b)(e)(f)
CMO Series 2009-10 Class 1A1
09/25/33	2.767%	1,993,056	1,963,524
CMO Series 2009-11 Class 3A1
05/25/37	5.750%	2,000,000	2,056,278
CMO Series 2010-10 Class 2A1
02/25/36	2.718%	1,725,682	1,722,611
Citigroup Mortgage Loan Trust, Inc.(e)(f)
CMO Series 2008-AR4 Class 1A1A
11/25/38	5.450%	2,738,739	2,756,553
Citigroup Mortgage Loan Trust, Inc.(f)
CMO Series 2003-1 Class 3A4
09/25/33	5.250%	1,399,222	1,477,426
CMO Series 2005-2 Class 2A11
06/25/35	5.500%	868,750	864,166
Citigroup Mortgage Loan Trust, Inc
CMO Series 2010-7 Class 10A1(b)(e)(f)
02/25/35	2.867%	877,332	840,678
Citigroup/Deutsche Bank Commercial Mortgage Trust
CMO IO Series 2006-CD2 Class X(b)(e)(f)
01/15/46	18.276%	293,231,083	753,311
Countrywide Home Loan Mortgage Pass-Through Trust(f)
CMO Series 2003-40 Class A5
10/25/18	4.500%	1,829,857	1,889,509
CMO Series 2004-13 Class 1A4
08/25/34	5.500%	1,266,904	1,320,970
CMO Series 2004-5 Class 1A4

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Non- Agency (continued)

06/25/34	5.500%	$1,691,300	$1,762,880
Credit Suisse First Boston Mortgage Securities Corp.(f)
CMO Series 2003-27 Class 5A4
11/25/33	5.250%	1,428,517	1,480,963
CMO Series 2004-4 Class 2A4
09/25/34	5.500%	1,685,147	1,783,858
CMO Series 2004-5 Class 3A1
08/25/19	5.250%	1,371,656	1,400,730
CMO Series 2004-8 Class 1A4
12/25/34	5.500%	1,299,020	1,363,081
Credit Suisse Mortgage Capital Certificates(b)(e)(f)
CMO Series 2010-11R Class A1
06/28/47	1.260%	545,833	539,025
CMO Series 2010-12R Class 14A1
12/26/37	4.500%	1,158,301	1,158,662
CMO Series 2010-12R Class 5A1
04/26/37	3.000%	796,746	796,100
CMO Series 2010-15R Class 7A1
10/26/37	5.340%	766,912	775,122
CMO Series 2010-15R Class 7A2
10/26/37	5.340%	250,000	232,306
CMO Series 2010-17R Class 1A1
06/26/36	2.633%	940,760	921,754
CMO Series 2010-17R Class 5A1
07/26/36	3.500%	1,499,575	1,494,337
CMO Series 2010-1R Class 5A1
01/27/36	5.000%	1,306,615	1,362,769
CMO Series 2011-1R Class A1
02/25/47	1.260%	2,660,540	2,634,428
Credit Suisse Mortgage Capital Certificates(b)(f)
CMO Series 2010-1R Class 26A1
05/27/37	4.750%	2,277,158	2,297,040
Deutsche Mortgage Securities, Inc.
CMO Series 2010-RS2 Class A1(b)(e)(f)(h)
10/25/47	1.507%	1,201,133	1,199,526
GMAC Mortgage Corp. Loan Trust(e)(f)
CMO Series 2003-AR2 Class 2A4
12/19/33	3.785%	1,858,930	1,832,074
GMAC Mortgage Corp. Loan Trust(f)
CMO Series 2004-J1 Class A20
04/25/34	5.500%	1,181,963	1,211,898
GS Mortgage Securities Corp. II
CMO IO Series 2006-GG8 Class X(b)(e)(f)
11/10/39	1.000%	28,076,373	636,811
GSR Mortgage Loan Trust(e)(f)
CMO Series 2005-5F Class 8A3
06/25/35	0.763%	583,140	571,396
GSR Mortgage Loan Trust(f)
CMO Series 2003-7F Class 1A4
06/25/33	5.250%	1,494,237	1,467,619
Impac Secured Assets CMN Owner Trust
CMO Series 2006-2 Class 2A1(e)(f)
08/25/36	0.603%	1,088,925	963,721
JP Morgan Mortgage Trust
CMO Series 2007-A1 Class 5A5(e)(f)
07/25/35	2.967%	1,717,279	1,729,476

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Non- Agency (continued)

JP Morgan Reremic(b)(e)(f)
CMO Series 2009-6 Class 4A1
09/26/36	6.000%	$1,139,937	$1,187,133
CMO Series 2010-4 Class 7A1
08/26/35	4.337%	1,042,457	1,045,679
LB-UBS Commercial Mortgage Trust
CMO IO Series 2006-C1 Class XCL(b)(e)(f)
02/15/41	4.560%	52,925,575	531,383
LVII Resecuritization Trust(b)(e)(f)
CMO Series 2009-1 Class A1
11/27/37	5.949%	267,486	267,528
CMO Series 2009-2 Class A4
09/27/37	3.000%	1,500,000	1,500,000
MASTR Asset Securitization Trust
CMO Series 2004-P7 Class A6(b)(f)
12/27/33	5.500%	1,174,705	1,246,245
MLCC Mortgage Investors, Inc.(e)(f)
CMO Series 2003-A Class 2A1
03/25/28	1.036%	1,192,001	1,077,863
CMO Series 2003-E Class A1
10/25/28	0.653%	682,787	642,941
CMO Series 2004-G Class A2
01/25/30	0.731%	1,309,572	1,234,927
Mastr Seasoned Securities Trust
CMO Series 2004-2 Class A1(f)
08/25/32	6.500%	1,341,425	1,392,060
Merrill Lynch Mortgage Investors, Inc.
CMO Series 2004-A4 Class A2(e)(f)
08/25/34	2.787%	1,776,256	1,782,476
Morgan Stanley Mortgage Loan Trust
CMO Series 2004-3 Class 4A(e)(f)
04/25/34	5.729%	1,467,191	1,558,223
Morgan Stanley Reremic Trust
CMO Series 2009-IO Class A1(f)
07/17/56	3.000%	841,434	842,225
NCUA Guaranteed Notes(e)(f)
CMO Series 2010-R3 Class 1A
12/08/20	0.825%	1,456,778	1,463,610
NCUA Guaranteed Notes(f)
CMO Series 2010-R3 Class 3A
12/08/20	2.400%	917,930	896,129
Nomura Asset Acceptance Corp.
CMO Series 2004-R2 Class A1(b)(e)(f)
08/25/34	6.500%	408,546	413,264
PennyMac Loan Trust
Series 2010-NPL1 Class M1(b)(e)(f)
05/25/50	5.000%	1,250,000	1,249,609
Prime Mortgage Trust
CMO Series 2004-2 Class A2(f)
11/25/19	4.750%	2,466,431	2,534,894
RBSSP Resecuritization Trust(b)(e)(f)
CMO Series 2010-4 Class 2A1
11/26/35	5.749%	1,044,885	1,061,761
CMO Series 2010-9 Class 3A1

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Non- Agency (continued)

10/26/34	5.000%	$1,299,556	$1,335,603
CMO Series 2010-9 Class 7A5
05/26/37	4.000%	1,795,000	1,719,279
RBSSP Resecuritization Trust(b)(f)
CMO Series 2009-1 Class 1A1
02/26/36	6.500%	1,041,541	1,096,169
CMO Series 2010-12 Class 8A1
06/27/21	4.000%	1,114,034	1,122,586
Residential Accredit Loans, Inc.(e)(f)
CMO Series 2003-QS13 Class A5
07/25/33	0.993%	890,471	797,471
Residential Accredit Loans, Inc.(f)
CMO Series 2003-QS15 Class A7
08/25/33	5.500%	1,516,074	1,492,064
CMO Series 2004-QS3 Class CB
03/25/19	5.000%	1,287,169	1,316,792
Residential Asset Mortgage Products, Inc.
CMO Series 2004-SL2 Class A3(f)
10/25/31	7.000%	1,729,137	1,812,948
Residential Asset Securitization Trust
CMO Series 2004-IP2 Class 1A1(e)(f)
12/25/34	2.797%	938,958	871,374
Residential Funding Mortgage Securities I(f)
CMO Series 2003-S4 Class A4
03/25/33	5.750%	1,890,218	1,990,634
CMO Series 2005-S1 Class 2A1
02/25/20	4.750%	1,003,023	1,029,192
Sequoia Mortgage Trust
CMO Series 2004-12 Class A3(e)(f)
01/20/35	0.780%	1,370,565	1,191,350
Station Place Securitization Trust
CMO Series 2010-1 Class A(e)(f)
12/20/40	1.282%	2,000,000	2,000,000
Structured Adjustable Rate Mortgage Loan Trust
CMO Series 2004-4 Class 5A(e)(f)
04/25/34	5.504%	1,260,572	1,213,244
Structured Asset Securities Corp.(e)(f)
CMO Series 2003-34A Class 3A3
11/25/33	2.705%	939,711	910,142
CMO Series 2003-40A Class 3A2
01/25/34	2.534%	1,127,127	1,023,570
CMO Series 2004-21XS Class 2A4A
12/25/34	4.900%	2,000,000	2,051,088
CMO Series 2004-4XS Class 1A5
02/25/34	5.490%	1,156,877	1,167,828
Series 2004-6XS Class A5A
03/25/34	5.530%	891,620	869,908
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G(f)
06/15/28	6.750%	846,146	958,125
WaMu Mortgage Pass-Through Certificates(e)(f)
CMO Series 2003-AR7 Class A7
08/25/33	2.674%	1,633,414	1,629,784
CMO Series 2004-AR3 Class A2
06/25/34	2.930%	801,631	802,016

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Non- Agency (continued)

CMO Series 2004-S1 Class 1A3
03/25/34	0.663%	$401,908	$389,977
WaMu Mortgage Pass-Through Certificates(f)
CMO Series 2003-S8 Class A4
09/25/18	4.500%	531,440	536,419
CMO Series 2004-CB1 Class 3A2
06/25/34	5.500%	2,500,000	2,607,525
CMO Series 2004-CB3 Class 4A
10/25/19	6.000%	837,860	868,861
CMO Series 2004-S3 Class 1A5
07/25/34	5.000%	792,163	819,358
Washington Mutual MSC Mortgage Pass-Through Certificates
CMO Series 2003-MS2 Class 1A1(f)
02/25/33	5.750%	1,174,805	1,222,655
Wells Fargo Mortgage-Backed Securities Trust(e)(f)
CMO Series 2003-J Class 2A1
10/25/33	4.438%	920,438	942,108
CMO Series 2003-L Class 2A1
11/25/33	4.528%	1,007,169	1,019,654
CMO Series 2004-EE Class 2A1
12/25/34	2.857%	297,579	290,314
CMO Series 2004-G Class A3
06/25/34	4.747%	550,000	563,588
CMO Series 2004-U Class A1
10/25/34	3.225%	1,376,981	1,377,479
CMO Series 2004-W Class A9
11/25/34	2.762%	1,986,139	1,951,839
Wells Fargo Mortgage-Backed Securities Trust(f)
CMO Series 2004-4 Class A9
05/25/34	5.500%	1,540,239	1,617,791
CMO Series 2005-1 Class 2A1
01/25/20	5.000%	855,867	881,334
CMO Series 2005-14 Class 1A1
12/25/35	5.500%	959,137	1,007,193

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $155,217,792)			$155,467,385

Commercial Mortgage-Backed Securities (1.4%)

Banc of America Commercial Mortgage, Inc.(e)(f)
Series 2006-3 Class A4
07/10/44	5.889%	$500,000	$540,890
Banc of America Commercial Mortgage, Inc.(f)
Series 2005-3 Class AM
07/10/43	4.727%	1,000,000	1,011,300
Series 2006-5 Class A4
09/10/47	5.414%	400,000	424,627
CW Capital Cobalt Ltd.(e)(f)
CMO Series 2006-C1 Class IO
08/15/48	0.729%	23,642,473	683,965
CW Capital Cobalt Ltd.(f)
Series 2006-C1 Class A4
08/15/48	5.223%	1,200,000	1,244,767

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities (continued)

Citigroup Commercial Mortgage Trust
Series 2005-C3 Class AM(e)(f)
05/15/43	4.830%	$1,230,000	$1,268,982
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class AM(e)(f)
07/15/44	5.222%	875,000	925,376
Commercial Mortgage Asset Trust
Series 1999-C1 Class D(e)(f)
01/17/32	7.350%	1,500,000	1,618,508
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C3 Class AM(f)
07/15/37	4.730%	1,000,000	1,022,927
Credit Suisse Mortgage Capital Certificates
Series 2006-C2 Class A3(e)(f)
03/15/39	5.847%	1,300,000	1,397,841
FDIC Structured Sale Guaranteed Notes
Series 2010-C1 Class A(b)(f)
12/06/20	2.980%	2,383,557	2,377,806
GS Mortgage Securities Corp. II
Series 2004-GG2 Class A6(e)(f)
08/01/38	5.396%	2,100,000	2,248,441
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7 Class A4(a)(e)(f)
07/10/38	6.085%	1,000,000	1,093,996
JP Morgan Chase Commercial Mortgage Securities Corp.
CMO IO Series 2006-CB15 Class X1(e)(f)
06/12/43	6.050%	94,610,267	700,494
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AJ(e)(f)
01/12/44	5.500%	1,000,000	987,903
Morgan Stanley Capital I
Series 2004-RR Class F4(b)(e)(f)
04/28/39	6.000%	256,586	255,817
Morgan Stanley Reremic Trust
Series 2010-HQ4B Class A7A(b)(f)
04/16/40	4.970%	2,500,000	2,639,588
NCUA Guaranteed Notes
CMO Series 2010-C1 Class APT(f)
10/29/20	2.650%	5,843,828	5,748,540

Total Commercial Mortgage-Backed Securities (Cost: $25,781,858)			$26,191,768

Asset-Backed Securities (1.8%)

AH Mortgage Advance Trust
Series 2010-ADV1 Class A1(b)
08/06/22	3.968%	$1,325,000	$1,328,312
Ally Auto Receivables Trust
Series 2010-3 Class A3
10/15/14	1.110%	1,385,000	1,381,999
Series 2010-3 Class A4

	Coupon	Principal
Issuer	Rate	Amount	Value

Asset-Backed Securities (continued)

08/17/15	1.550%	$536,000	$530,429
Series 2011-1 Class A2
10/15/13	0.810%	560,000	559,970
Series 2011-1 Class A3
01/15/15	1.380%	465,000	464,904
AmeriCredit Automobile Receivables Trust
Series 2010-3 Class A3
04/08/15	1.140%	665,000	663,818
Series 2010-4 Class A2
05/08/14	0.960%	800,000	800,859
Series 2011-1 Class A2
06/09/14	0.840%	720,000	719,795
Series 2011-1 Class A3
09/08/15	1.390%	375,000	374,637
Arch Bay Asset-Backed Securities
Series 2010-2 Class A(b)(e)
04/25/57	4.125%	826,438	814,843
Asset Backed Funding Certificates
Series 2005-AG1 Class A4(e)
06/25/35	5.010%	1,250,000	1,256,601
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1 Class A(e)
12/25/33	0.712%	970,559	880,590
CNH Equipment Trust
Series 2010-C Class A3
05/15/15	1.170%	1,600,000	1,591,021
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-5 Class 1A4
02/25/30	4.396%	667,851	664,524
Chase Funding Mortgage Loan Asset-Backed Certificates(e)
Series 2003-2 Class 2A2
02/25/33	0.824%	958,810	820,086
Series 2003-4 Class 1A5
05/25/33	5.416%	978,604	943,013
Series 2003-6 Class 1A5
11/25/34	5.350%	750,000	666,169
Chrysler Financial Auto Securitization Trust
Series 2010-A Class A3
08/08/13	0.910%	1,400,000	1,396,445
Citibank Credit Card Issuance Trust
Series 2007-A7 Class A7(e)
08/20/14	0.698%	1,500,000	1,503,227
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-CF2 Class 1A2(b)(e)
01/25/43	5.150%	710,552	715,552
Credit Suisse Mortgage Capital Certificates
CMO Series 2010-16 Class A3(b)(e)
06/25/50	4.250%	800,000	765,388
Federal National Mortgage Association
Series 2003-W16 Class AF5(e)
11/25/33	4.762%	1,944,301	1,993,347
GE Capital Credit Card Master Note Trust
Series 2009-2 Class A
07/15/15	3.690%	1,000,000	1,035,352

	Coupon	Principal
Issuer	Rate	Amount	Value

Asset-Backed Securities (continued)

Harley-Davidson Motorcycle Trust
Series 2010-1 Class A3
02/15/15	1.160%	$612,000	$610,791
Hyundai Auto Receivables Trust
Series 2011-A Class A3
03/15/16	1.160%	410,000	409,904
Series 2011-A Class A4
03/15/16	1.780%	520,000	520,177
LAI Vehicle Lease Securitization Trust
Series 2010-A Class A(b)
03/15/16	2.550%	1,342,328	1,338,815
Lake Country Mortgage Loan Trust
Series 2006-HE1 Class A3(b)(e)
07/25/34	0.610%	1,719,356	1,668,135
NCUA Guaranteed Notes
CMO Series 2010-A1 Class A(e)
12/07/20	0.615%	461,030	461,514
PennyMac Loan Trust
Series 2010-NPL1 Class A(b)(e)
05/25/50	4.250%	537,100	535,675
Residential Asset Mortgage Products, Inc.(e)
Series 2004-RS6 Class AI4
05/25/32	5.457%	852,286	864,074
Series 2005-RZ4 Class A2
11/25/35	0.589%	667,031	635,742
Santander Drive Auto Receivables Trust
Series 2010-3 Class A3
06/16/14	1.200%	500,000	500,957
Structured Asset Investment Loan Trust
Series 2005-5 Class A9(e)
06/25/35	0.617%	500,000	464,943
Structured Asset Securities Corp.
CMO Series 2004-5H Class A4
12/25/33	5.540%	2,100,000	2,090,722
Structured Asset Securities Corp.(e)
Series 2005-NC1 Class A11
02/25/35	4.690%	1,680,490	1,702,805

Total Asset-Backed Securities (Cost: $33,672,013)			$33,675,135

Inflation-Indexed Bonds (0.1%)

U.S. Treasury Inflation-Indexed Bond(a)
04/15/11	2.375%	$1,500,000	$1,667,686

Total Inflation-Indexed Bonds (Cost: $1,665,644)			$1,667,686

U.S. Treasury Obligations (21.6%)

U.S. Treasury
01/31/12	0.875%	$5,000,000	$5,024,805
12/15/12	1.125%	17,500,000	17,638,092
02/28/14	1.875%	1,000,000	1,018,516
03/31/17	3.250%	5,000,000	5,181,250

	Coupon	Principal
Issuer	Rate	Amount	Value

U.S. Treasury Obligations (continued)

08/15/27	6.375%	$3,000,000	$3,797,814
08/15/28	5.500%	14,700,000	17,019,836
U.S. Treasury(a)
02/15/13	1.375%	41,500,000	41,986,328
04/15/13	1.750%	8,000,000	8,151,280
12/31/13	1.500%	12,140,000	12,254,759
07/31/14	2.625%	24,000,000	24,930,000
09/30/14	2.375%	19,000,000	19,551,445
10/31/14	2.375%	25,000,000	25,697,275
12/31/14	2.625%	5,000,000	5,175,781
01/31/15	2.250%	30,000,000	30,618,750
05/15/15	4.125%	8,050,000	8,789,594
12/31/16	3.250%	57,450,000	59,707,613
01/31/17	3.125%	15,000,000	15,478,125
08/15/17	4.750%	3,745,000	4,197,913
08/15/17	8.875%	11,715,000	16,005,619
02/15/19	8.875%	2,071,000	2,931,598
05/15/19	3.125%	7,151,000	7,150,442
08/15/19	8.125%	15,417,000	21,170,671
02/15/20	8.500%	500,000	705,820
08/15/20	8.750%	28,500,000	41,060,035
08/15/29	6.125%	5,000,000	6,206,250
U.S. Treasury(i)
STRIPS
08/15/29	0.000%	100,000	42,401
02/15/30	0.000%	1,250,000	515,308
08/15/30	0.000%	800,000	321,414

Total U.S. Treasury Obligations (Cost: $400,076,391)			$402,328,734

U.S. Government & Agency Obligations (14.6%)

Federal Farm Credit Bank
11/15/18	5.125%	$8,000,000	$8,917,776
Federal Home Loan Banks
06/14/13	1.625%	12,100,000	12,264,149
Federal Home Loan Banks(a)
12/16/16	4.750%	10,000,000	11,079,205
Federal Home Loan Mortgage Corp.(a)
04/23/14	2.500%	2,000,000	2,063,208
04/18/16	5.250%	7,000,000	7,922,299
08/23/17	5.500%	34,000,000	39,027,512
11/17/17	5.125%	58,000,000	65,335,608
Federal National Mortgage Association
10/15/15	4.375%	20,000,000	21,819,580
Federal National Mortgage Association(a)
09/15/16	5.250%	10,000,000	11,320,310
05/11/17	5.000%	15,000,000	16,789,905
06/12/17	5.375%	36,000,000	41,048,964
Federal National Mortgage Association(i)
07/05/14	0.000%	3,000,000	2,807,217
06/01/17	0.000%	10,000,000	8,121,460
STRIPS
11/15/21	0.000%	1,750,000	1,095,658
Tennessee Valley Authority(a)
07/18/17	5.500%	11,000,000	12,604,284
U.S. Treasury(a)(i)
STRIPS

	Coupon	Principal
Issuer	Rate	Amount	Value

U.S. Government & Agency Obligations (continued)

02/15/14	0.000%	$9,000,000	$8,686,053
02/15/28	0.000%	4,600,000	2,112,435
U.S. Treasury(i)
STRIPS
02/15/29	0.000%	165,000	71,853

Total U.S. Government & Agency Obligations (Cost: $274,712,930)			$273,087,476

Foreign Government Obligations (0.1%)

CANADA (0.1%)

Province of Ontario Canada
Senior Unsecured(a)(d)
06/16/15	2.700%	$1,840,000	$1,875,102
Province of Quebec Canada(d)
01/30/26	6.350%	440,000	519,219

Total			2,394,321

Total Foreign Government Obligations (Cost: $2,385,811)			$2,394,321

Issuer	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (0.1%)

American Municipal Power-Ohio, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	$1,265,000	$1,312,311
New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010
03/15/40	5.600%	415,000	390,150
Port Authority of New York and New Jersey Revenue Bonds Taxable Consolidated 160th Series 2010
11/01/40	5.647%	835,000	803,303

Total Municipal Bonds (Cost: $2,573,368)			$2,505,764

	Shares	Value

Money Market Fund (2.0%)

Columbia Short-Term Cash Fund, 0.229%(j)(k)	37,970,776	$37,970,776

Total Money Market Fund (Cost: $37,970,776)		$37,970,776

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (22.0%)

Asset-Backed Commercial Paper (1.2%)

Ebbets Funding LLC
04/12/11	0.480%	$4,997,866	$4,997,866
Macquarie Bank Ltd.
05/09/11	0.395%	7,492,676	7,492,676
05/10/11	0.395%	7,492,594	7,492,594
Rheingold Securitization
04/28/11	0.551%	2,995,875	2,995,875

Total			22,979,011

Certificates of Deposit (13.5%)

Australia and New Zealand Bank Group, Ltd.
05/23/11	0.400%	5,000,000	5,000,000
06/30/11	0.400%	10,000,000	10,000,000
Bank of Tokyo Securities
04/01/11	0.250%	3,000,000	3,000,000
Clydesdale Bank PLC
04/21/11	0.400%	10,000,000	10,000,000
Credit Industrial et Commercial
05/23/11	0.400%	4,000,000	4,000,000
05/23/11	0.400%	10,000,000	10,000,000
06/13/11	0.400%	5,000,000	5,000,000
Den Danske Bank
04/01/11	0.190%	20,000,000	20,000,000
Development Bank of Singapore Ltd.
04/26/11	0.400%	5,000,000	5,000,000
05/17/11	0.400%	5,000,000	5,000,000
Erste Bank der Oesterreichische
04/15/11	0.370%	10,000,000	10,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04/04/11	0.380%	7,000,000	7,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	16,000,000	16,000,000
KBC Bank NV
04/22/11	0.450%	10,000,000	10,000,000
04/25/11	0.450%	5,000,000	5,000,000
La Banque Postale
06/01/11	0.400%	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/11/11	0.370%	9,990,861	9,990,861
05/18/11	0.350%	1,998,271	1,998,271
05/23/11	0.345%	4,000,000	4,000,000
N.V. Bank Nederlandse Gemeenten
04/27/11	0.380%	10,000,000	10,000,000
05/04/11	0.410%	3,500,000	3,500,000
06/30/11	0.360%	5,000,000	5,000,000
Natixis
05/09/11	0.503%	15,000,000	15,000,000
Norinchukin Bank
05/13/11	0.350%	5,000,000	5,000,000
Overseas Chinese Banking Corp.

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

04/12/11	0.400%	$10,000,000	$10,000,000
05/09/11	0.470%	5,000,000	5,000,000
Pohjola Bank PLC
06/10/11	0.470%	15,000,000	15,000,000
Societe Generale
07/01/11	0.364%	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	10,000,000	10,000,000
Sumitomo Trust & Banking Co., Ltd.
05/25/11	0.370%	4,995,431	4,995,431
United Overseas Bank Ltd.
05/23/11	0.400%	10,000,000	10,000,000

Total			251,484,563

Commercial Paper (0.8%)

Suncorp Metway Ltd.
04/27/11	0.300%	9,997,083	9,997,083
04/28/11	0.300%	4,998,542	4,998,542

Total			14,995,625

Money Market Fund (0.3%)

JP Morgan Prime Money Market Fund, 0.010%(j)		5,000,000	5,000,000

Other Short-Term Obligations (0.8%)

Goldman Sachs Group, Inc. (The)
04/14/11	0.270%	6,000,000	6,000,000
04/20/11	0.270%	5,000,000	5,000,000
Natixis Financial Products LLC
04/01/11	0.470%	5,000,000	5,000,000

Total			16,000,000

Repurchase Agreements (5.4%)

Barclays Capital, Inc. dated 10/13/10, matures 04/15/11, repurchase price $15,001,688(l)
	0.270%	15,000,000	15,000,000
Cantor Fitzgerald & Co. dated 03/31/11, matures 04/01/11, repurchase price $35,000,224(l)
	0.230%	35,000,000	35,000,000
Goldman Sachs & Co. dated 03/31/11, matures 04/01/11, repurchase price $3,230,827(l)
	0.160%	3,230,812	3,230,812

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

MF Global Holdings Ltd.
dated 03/31/11, matures 04/01/11, repurchase price $5,000,040(l)
	0.290%	$5,000,000	$5,000,000
Merrill Lynch Pierce Fenner & Smith, Inc.(l)
dated 01/18/11, matures 04/18/11, repurchase price $6,000,900
	0.300%	6,000,000	6,000,000
dated 03/31/11, matures 04/01/11, repurchase price $12,000,060
	0.180%	12,000,000	12,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $12,000,093(l)
	0.280%	$12,000,000	$12,000,000
Pershing LLC
dated 03/31/11, matures 04/01/11, repurchase price $12,000,073(l)
	0.220%	12,000,000	12,000,000

Total			100,230,812

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $410,690,011)			$410,690,011

Total Investments (Cost: $2,265,774,737)(m)			$2,271,190,525(n)
Other Assets & Liabilities, Net			(403,933,443)

Net Assets			$1,867,257,082

Notes to Portfolio of Investments
(a)	At March 31, 2011, security was partially or fully on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $106,683,750 or 5.71% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 2.08% of net assets.

(e)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2011.

(f)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Represents a step coupon bond. These bonds are issued with a zero-coupon and become interest bearing at a future date. The rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(h)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2011 was $1,199,526, representing 0.06% of net assets. Information concerning such security holdings at March 31, 2011 was as follows:

	Acquisition
Security Description	Dates	Cost

Deutsche Mortgage Securities, Inc. CMO Series 2010-RS2 Class A1 1.507% 2047	10/01/10	$1,201,134
(i)	Zero coupon bond.

(j)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(k)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$30,414,213	$95,494,307	$(87,937,744)	$—	$37,970,776	$10,593	$37,970,776
(l)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$993,890
Arabella Ltd	1,412,983
BP Capital Markets PLC	512,202
BPCE	1,999,923
Dexia Delaware LLC	2,288,814
Electricite De France	1,799,160
European Investment Bank	1,427,398
Nationwide Building	978,071
Skandin Ens Banken AG	1,738,990
Societe Generale	2,598,569

Total Market Value of Collateral Securities	$15,750,000

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$4,861
Fannie Mae Interest Strip	1,891,668
Fannie Mae Pool	16,661,247
Fannie Mae Principal Strip	178,292
Fannie Mae REMICS	554,799
Federal Farm Credit Bank	318,228
Federal Home Loan Banks	472,171
Federal Home Loan Mortgage Corp	276,621
Federal National Mortgage Association	216,368
FHLMC Structured Pass Through Securities	96,885
Freddie Mac Coupon Strips	2,097
Freddie Mac Gold Pool	2,361,203
Freddie Mac Non Gold Pool	7,154,233
Freddie Mac REMICS	708,731
Freddie Mac Strips	184,301
Ginnie Mae I Pool	500,725
Ginnie Mae II Pool	1,523,135
Government National Mortgage Association	591,469
LMA SA & LMA Americas	1,675
Metlife Short Term Funding	2,300
Sanofi-Aventis	7,148
Silver Tower US Fund	1,596
Suncorp-Metway Ltd	4,907
United States Treasury Inflation Indexed Bonds	105,157
United States Treasury Strip Coupon	1,713,462
United States Treasury Strip Principal	166,725

Total Market Value of Collateral Securities	$35,700,004

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$3,295,429

Total Market Value of Collateral Securities	$3,295,429

MF Global Holdings Ltd. (0.290%)

Security Description	Value

Fannie Mae REMICS	$109,833
Freddie Mac Gold Pool	3,194,796
Freddie Mac REMICS	70,742
Ginnie Mae I Pool	318,423
Ginnie Mae II Pool	1,316,470
Government National Mortgage Association	89,763

Total Market Value of Collateral Securities	$5,100,027

Merrill Lynch Pierce Fenner & Smith, Inc. (0.300%)

Security Description	Value

Breeds Hill Capital Ltd	$2,864,027
LMA SA & LMA Americas	96,821
Metlife Short Term Funding	851,530
Sanofi-Aventis	891,623
Silver Tower US Fund	848,840
Suncorp-Metway Ltd	747,159

Total Market Value of Collateral Securities	$6,300,000

Merrill Lynch Pierce Fenner & Smith, Inc. (0.180%)

Security Description	Value

Fannie Mae REMICS	$3,487,921
Freddie Mac REMICS	2,604,459
Government National Mortgage Association	6,147,620

Total Market Value of Collateral Securities	$12,240,000

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$110,667
Fannie Mae Pool	6,212,999
Fannie Mae Principal Strip	106,373
Fannie Mae Whole Loan	101,127
Federal Farm Credit Bank	1,274,388
Federal Farm Credit Discount Notes	154,699
Federal Home Loan Bank Discount Notes	572,145
Federal Home Loan Banks	878,546
Federal Home Loan Mortgage Corp	63,010
Federal National Mortgage Association	727,677
FHLMC Structured Pass Through Securities	87,556
Freddie Mac Gold Pool	582,085
Freddie Mac Non Gold Pool	1,364,509
Government National Mortgage Association	4,219

Total Market Value of Collateral Securities	$12,240,000

Pershing LLC (0.220%)

Security Description	Value

Fannie Mae Benchmark REMIC	$21,372
Fannie Mae REMICS	3,499,841
Fannie Mae Whole Loan	12,998
Freddie Mac REMICS	5,053,275
Government National Mortgage Association	3,001,703
United States Treasury Bill	650,811

Total Market Value of Collateral Securities	$12,240,000

(m)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $2,265,775,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,361,000
Unrealized Depreciation	(12,945,000)

Net Unrealized Appreciation	$5,416,000

(n)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
IO	Interest Only
PO	Principal Only
STRIPS	Separate Trading of Registered Interest and Principal Securities
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011

	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes	$—	$211,760,803	$—	$211,760,803
Residential Mortgage-Backed Securities — Agency	—	713,450,666	—	713,450,666
Residential Mortgage-Backed Securities — Non-Agency	—	147,735,551	7,731,834	155,467,385
Commercial Mortgage-Backed Securities	—	26,191,768	—	26,191,768
Asset-Backed Securities	—	32,336,320	1,338,815	33,675,135
Inflation-Indexed Bonds	—	1,667,686	—	1,667,686
U.S. Treasury Obligations	401,449,611	879,123	—	402,328,734
U.S. Government & Agency Obligations	—	273,087,476	—	273,087,476
Foreign Government Obligations	—	2,394,321	—	2,394,321
Municipal Bonds	—	2,505,764	—	2,505,764

Total Bonds	401,449,611	1,412,009,478	9,070,649	1,822,529,738

Other
Affiliated Money Market Fund(c)	37,970,776	—	—	37,970,776
Investments of Cash Collateral Received for Securities on Loan	5,000,000	405,690,011	—	410,690,011

Total Other	42,970,776	405,690,011	—	448,660,787

Total	$444,420,387	$1,817,699,489	$9,070,649	$2,271,190,525

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential	Residential
	Mortgage-Backed	Mortgage-Backed	Commercial
	Securities -	Securities - Non	Mortgage-Backed	Asset-Backed
	Agency	Agency	Securities	Securities	Total

Balance as of December 31, 2010	$690,645	$13,578,873	$3,197,303	$3,295,353	$20,762,174
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	—	36,542	—	160	36,702
Change in unrealized appreciation (depreciation)*	—	2,671	—	(51)	2,620
Sales	—	(146,136)	—	(106,347)	(252,483)
Purchases	—	2,140,000	—	—	2,140,000
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(690,645)	(7,880,116)	(3,197,303)	(1,850,300)	(13,618,364)

Balance as of March 31, 2011	$—	$7,731,834	$—	$1,338,815	$9,070,649

*	Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2011 was $2,620, which is comprised of Residential Mortgage-Backed Securities-Non-Agency of $2,671 and Asset-Backed Securities of $(51).
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Variable Portfolio- Jennison Mid Cap Growth Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (98.8%)

CONSUMER DISCRETIONARY (14.5%)

Hotels, Restaurants & Leisure (4.8%)

Darden Restaurants, Inc.	244,452	$12,009,927
Tim Hortons, Inc.(a)	348,267	15,779,978
Yum! Brands, Inc.	302,069	15,520,305

Total		43,310,210

Multiline Retail (2.4%)

Dollar Tree, Inc.(b)	262,236	14,559,343
Nordstrom, Inc.	168,790	7,575,295

Total		22,134,638

Specialty Retail (5.9%)

Bed Bath & Beyond, Inc.(b)	222,368	10,733,703
Guess?, Inc.(c)	230,974	9,088,827
O’Reilly Automotive, Inc.(b)	81,818	4,701,262
Ross Stores, Inc.	188,894	13,434,141
TJX Companies, Inc.	244,789	12,173,357
Williams-Sonoma, Inc.	99,429	4,026,875

Total		54,158,165

Textiles, Apparel & Luxury Goods (1.4%)

Phillips-Van Heusen Corp.	190,746	12,404,212

TOTAL CONSUMER DISCRECTIONARY		132,007,225

CONSUMER STAPLES (6.3%)

Beverages (0.5%)

Hansen Natural Corp.(b)	86,021	5,181,045

Food Products (4.0%)

Bunge Ltd.(a)(c)	138,534	10,020,164
JM Smucker Co. (The)	125,426	8,954,162
Mead Johnson Nutrition Co.	104,547	6,056,408
Ralcorp Holdings, Inc.(b)	165,961	11,356,711

Total		36,387,445

Household Products (1.8%)

Church & Dwight Co., Inc.	204,869	16,254,307

TOTAL CONSUMER STAPLES		57,822,797

ENERGY (7.6%)

Energy Equipment & Services (1.7%)

Cameron International Corp.(b)	205,202	11,717,034
Core Laboratories NV(a)(c)	37,261	3,806,957

Total		15,523,991

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels (5.9%)

Cimarex Energy Co.	80,090	$9,229,572
Denbury Resources, Inc.(b)	451,246	11,010,402
Forest Oil Corp.(b)(c)	131,784	4,985,389
Newfield Exploration Co.(b)	72,012	5,473,632
Noble Energy, Inc.	67,048	6,480,189
Southwestern Energy Co.(b)	380,060	16,331,178

Total		53,510,362

TOTAL ENERGY		69,034,353

FINANCIALS (5.0%)

Capital Markets (2.3%)

Eaton Vance Corp.(c)	441,096	14,220,935
TD Ameritrade Holding Corp.(c)	344,452	7,188,713

Total		21,409,648

Insurance (1.3%)

WR Berkley Corp.(c)	362,855	11,687,560

Real Estate Investment Trusts (REITs) (1.4%)

Annaly Capital Management, Inc.	712,458	12,432,392

TOTAL FINANCIALS		45,529,600

HEALTH CARE (16.8%)

Biotechnology (1.9%)

Alexion Pharmaceuticals, Inc.(b)(c)	59,066	5,828,633
BioMarin Pharmaceutical, Inc.(b)(c)	181,049	4,549,761
United Therapeutics Corp.(b)(c)	100,507	6,735,979

Total		17,114,373

Health Care Equipment & Supplies (2.3%)

CR Bard, Inc.(c)	120,167	11,933,785
IDEXX Laboratories, Inc.(b)(c)	57,521	4,441,772
Neogen Corp.(b)(c)	116,216	4,809,018

Total		21,184,575

Health Care Providers & Services (6.8%)

DaVita, Inc.(b)	219,686	18,785,350
Henry Schein, Inc.(b)(c)	191,323	13,425,135
Laboratory Corp. of America Holdings(b)	121,719	11,213,972
Quest Diagnostics, Inc.	116,618	6,731,191
Universal Health Services, Inc., Class B	246,059	12,157,775

Total		62,313,423

Life Sciences Tools & Services (3.2%)

Agilent Technologies, Inc.(b)	228,516	10,232,946
Thermo Fisher Scientific, Inc.(b)	115,438	6,412,581
Waters Corp.(b)(c)	149,114	12,958,007

Total		29,603,534

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Pharmaceuticals (2.6%)

Perrigo Co.(c)	158,303	$12,588,254
Valeant Pharmaceuticals International, Inc.(a)	214,586	10,688,529

Total		23,276,783

TOTAL HEALTH CARE		153,492,688

INDUSTRIALS (13.5%)

Aerospace & Defense (1.4%)

ITT Corp.	212,805	12,778,940

Air Freight & Logistics (1.3%)

CH Robinson Worldwide, Inc.(c)	61,509	4,559,662
Expeditors International of Washington, Inc.	147,803	7,410,843

Total		11,970,505

Building Products (0.3%)

Owens Corning(b)	72,952	2,625,542

Commercial Services & Supplies (2.1%)

Iron Mountain, Inc.	382,676	11,950,971
Stericycle, Inc. (b)(c)	85,047	7,541,118

Total		19,492,089

Electrical Equipment (4.1%)

AMETEK, Inc.(c)	376,803	16,530,348
Cooper Industries PLC(a)	61,152	3,968,765
Roper Industries, Inc.(c)	190,346	16,457,315

Total		36,956,428

Machinery (1.2%)

IDEX Corp.(c)	256,761	11,207,618

Professional Services (1.5%)

Robert Half International, Inc.(c)	434,452	13,294,231

Road & Rail (0.6%)

JB Hunt Transport Services, Inc.	109,402	4,969,039

Trading Companies & Distributors (1.0%)

Fastenal Co.(c)	146,121	9,473,024

TOTAL INDUSTRIALS		122,767,416

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (24.1%)

Communications Equipment (3.6%)

Ciena Corp.(b)(c)	183,961	$4,775,628
F5 Networks, Inc.(b)	17,195	1,763,691
Finisar Corp.(b)(c)	242,690	5,970,174
Juniper Networks, Inc.(b)	356,313	14,993,651
Riverbed Technology, Inc.(b)(c)	140,762	5,299,689

Total		32,802,833

Computers & Peripherals (1.5%)

NetApp, Inc.(b)	276,383	13,316,133

Electronic Equipment, Instruments & Components (3.2%)

Amphenol Corp., Class A	207,496	11,285,707
Anixter International, Inc.(c)	109,771	7,671,895
FLIR Systems, Inc.(c)	291,855	10,101,102

Total		29,058,704

Internet Software & Services (1.8%)

VeriSign, Inc.(c)	451,293	16,341,320

IT Services (2.4%)

Alliance Data Systems Corp.(b)(c)	167,509	14,387,348
Teradata Corp.(b)	142,275	7,213,342

Total		21,600,690

Semiconductors & Semiconductor Equipment (6.6%)

Altera Corp.	274,350	12,076,887
Atmel Corp.(b)	450,555	6,141,065
Broadcom Corp., Class A(b)	352,027	13,862,823
Marvell Technology Group Ltd.(a)(b)	562,309	8,743,905
Maxim Integrated Products, Inc.	344,658	8,823,245
Xilinx, Inc.(c)	325,222	10,667,281

Total		60,315,206

Software (5.0%)

Ariba, Inc.(b)(c)	72,696	2,481,842
Check Point Software Technologies Ltd.(a)(b)(c)	324,920	16,587,166
Intuit, Inc.(b)	125,884	6,684,440
Nuance Communications, Inc.(b)(c)	255,438	4,996,367
Red Hat, Inc.(b)	210,381	9,549,194
Salesforce.com, Inc.(b)(c)	41,571	5,553,054

Total		45,852,063

TOTAL INFORMATION TECHNOLOGY		219,286,949

MATERIALS (5.2%)

Chemicals (2.5%)
Ecolab, Inc.	282,437	14,409,936
FMC Corp.	93,769	7,963,801

Total		22,373,737

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Metals & Mining (2.7%)

Agnico-Eagle Mines Ltd.(a)	133,848	$8,880,815
Reliance Steel & Aluminum Co.(c)	129,453	7,479,794
Silver Wheaton Corp.(a)	196,506	8,520,500

Total		24,881,109

TOTAL MATERIALS		47,254,846

TELECOMMUNICATION SERVICES (5.8%)

Wireless Telecommunication Services (5.8%)

American Tower Corp., Class A(b)	307,634	15,941,594
Crown Castle International Corp.(b)	387,585	16,491,742
NII Holdings, Inc.(b)	501,174	20,883,920

Total		53,317,256

TOTAL TELECOMMUNICATION SERVICES		53,317,256

Total Common Stocks (Cost: $722,827,846)		$900,513,130

	Shares	Value

Money Market Fund (1.4%)

Columbia Short-Term Cash Fund, 0.229%(d)(e)	12,378,798	$12,378,798

Total Money Market Fund (Cost: $12,378,798)		$12,378,798

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (19.8%)

Asset-Backed Commercial Paper (0.9%)
Macquarie Bank Ltd.
05/09/11	0.395%	$2,497,559	$2,497,559
Rhein-Main Securitisation Ltd.
04/18/11	0.551%	2,996,012	2,996,012
Rheingold Securitization
05/16/11	0.551%	2,995,921	2,995,921

Total			8,489,492

Certificates of Deposit (10.9%)

Australia and New Zealand Bank Group, Ltd.
05/23/11	0.400%	5,000,000	5,000,000
Barclays Bank PLC
06/15/11	0.400%	10,000,000	10,000,000
Credit Industrial et Commercial
05/23/11	0.400%	7,000,000	7,000,000
06/07/11	0.400%	1,000,000	1,000,000
Development Bank of Singapore Ltd.
05/17/11	0.400%	2,000,000	2,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

Erste Bank der Oesterreichische
04/15/11	0.370%	$7,000,000	$7,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
06/27/11	0.380%	10,000,000	10,000,000
KBC Bank NV
04/25/11	0.450%	2,500,000	2,500,000
04/26/11	0.450%	5,000,000	5,000,000
La Banque Postale
06/01/11	0.400%	5,000,000	5,000,000
Landesbank Hessen Thuringen
04/11/11	0.300%	6,000,000	6,000,000
Mitsubishi UFJ Trust and Banking Corp.
04/06/11	0.350%	5,000,000	5,000,000
05/18/11	0.350%	2,497,839	2,497,839
N.V. Bank Nederlandse Gemeenten
04/27/11	0.380%	5,000,000	5,000,000
Norinchukin Bank
05/13/11	0.350%	5,000,000	5,000,000
Overseas Chinese Banking Corp.
05/09/11	0.470%	4,000,000	4,000,000
Pohjola Bank PLC
06/10/11	0.470%	5,000,000	5,000,000
Societe Generale
07/01/11	0.363%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
05/25/11	0.370%	4,995,430	4,995,430
United Overseas Bank Ltd.
05/23/11	0.410%	2,000,000	2,000,000

Total			98,993,269

Commercial Paper (0.9%)

Suncorp Metway Ltd.
04/27/11	0.300%	3,998,834	3,998,834
04/28/11	0.300%	3,998,833	3,998,833

Total			7,997,667

Money Market Fund (0.5%)

JP Morgan Prime Money Market Fund, 0.010%(e)		5,000,000	5,000,000

Other Short-Term Obligations (0.3%)

Goldman Sachs Group, Inc. (The)
04/20/11	0.270%	3,000,000	3,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (6.3%)

Cantor Fitzgerald & Co. dated 03/31/11, matures 04/01/11, repurchase price $10,000,064(f)
	0.230%	$10,000,000	$10,000,000
Goldman Sachs & Co. dated 03/31/11, matures 04/01/11, repurchase price $4,143,418(f)
	0.160%	4,143,400	4,143,400
Merrill Lynch Pierce Fenner & Smith, Inc. dated 03/31/11, matures 04/01/11, repurchase price $8,000,040(f)
	0.180%	8,000,000	8,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Mizuho Securities USA, Inc. dated 03/31/11, matures 04/01/11, repurchase price $5,000,039(f)
	0.280%	$5,000,000	$5,000,000
Natixis Financial Products, Inc. dated 03/31/11, matures 04/01/11, repurchase price $30,000,108(f)
	0.130%	30,000,000	30,000,000

Total			57,143,400

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $180,623,828)			$180,623,828

Total Investments (Cost: $915,830,472)			$1,093,515,756(g)
Other Assets & Liabilities, Net			(182,084,299)

Net Assets			$911,431,457

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 9.55% of net assets.

(b)	Non-income producing.

(c)	At March 31, 2011, security was partially or fully on loan.

(d)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$13,678,787	$55,482,042	$(56,782,031)	$—	$12,378,798	$7,933	$12,378,798

(e)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$1,389
Fannie Mae Interest Strip	540,477
Fannie Mae Pool	4,760,356
Fannie Mae Principal Strip	50,941
Fannie Mae REMICS	158,514
Federal Farm Credit Bank	90,922
Federal Home Loan Banks	134,906
Federal Home Loan Mortgage Corp	79,034
Federal National Mortgage Association	61,819
FHLMC Structured Pass Through Securities	27,682
Freddie Mac Coupon Strips	599
Freddie Mac Gold Pool	674,629
Freddie Mac Non Gold Pool	2,044,067
Freddie Mac REMICS	202,495
Freddie Mac Strips	52,658
Ginnie Mae I Pool	143,064
Ginnie Mae II Pool	435,182
Government National Mortgage Association	168,991
LMA SA & LMA Americas	478
Metlife Short Term Funding	657
Sanofi-Aventis	2,042
Silver Tower US Fund	456
Suncorp-Metway Ltd	1,402
United States Treasury Inflation Indexed Bonds	30,044
United States Treasury Strip Coupon	489,561
United States Treasury Strip Principal	47,636

Total Market Value of Collateral Securities	$10,200,001

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$4,226,268

Total Market Value of Collateral Securities	$4,226,268

Merrill Lynch Pierce Fenner & Smith, Inc. (0.180%)

Security Description	Value

Fannie Mae REMICS	$2,325,281
Freddie Mac REMICS	1,736,306
Government National Mortgage Association	4,098,413

Total Market Value of Collateral Securities	$8,160,000

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$46,111
Fannie Mae Pool	2,588,750
Fannie Mae Principal Strip	44,321
Fannie Mae Whole Loan	42,136
Federal Farm Credit Bank	530,995
Federal Farm Credit Discount Notes	64,458
Federal Home Loan Bank Discount Notes	238,394
Federal Home Loan Banks	366,061
Federal Home Loan Mortgage Corp	26,254
Federal National Mortgage Association	303,199
FHLMC Structured Pass Through Securities	36,482
Freddie Mac Gold Pool	242,535
Freddie Mac Non Gold Pool	568,546
Government National Mortgage Association	1,758

Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.130%)

Security Description	Value

Fannie Mae Interest Strip	$597,113
Fannie Mae Pool	419,658
Fannie Mae REMICS	15,662,052
Freddie Mac REMICS	8,914,320
Government National Mortgage Association	1,135,316
United States Treasury Note/Bond	3,871,657

Total Market Value of Collateral Securities	$30,600,116

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$132,007,225	$—	$—	$132,007,225
Consumer Staples	57,822,797	—	—	57,822,797
Energy	69,034,353	—	—	69,034,353
Financials	45,529,600	—	—	45,529,600
Health Care	153,492,688	—	—	153,492,688
Industrials	122,767,416	—	—	122,767,416
Information Technology	219,286,949	—	—	219,286,949
Materials	47,254,846	—	—	47,254,846
Telecommunication Services	53,317,256	—	—	53,317,256

Total Equity Securities	900,513,130	—	—	900,513,130

Other
Affiliated Money Market Fund(c)	12,378,798	—	—	12,378,798
Investments of Cash Collateral Received for Securities on Loan	5,000,000	175,623,828	—	180,623,828

Total Other	17,378,798	175,623,828	—	193,002,626

Total	$917,891,928	$175,623,828	$—	$1,093,515,756

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Portfolio of Investments
Variable Portfolio – MFS Value Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (98.6%)

CONSUMER DISCRETIONARY (8.3%)

Auto Components (0.6%)

Johnson Controls, Inc.	248,255	$10,319,960

Automobiles (0.2%)

General Motors Co.(a)(b)	83,680	2,596,590

Hotels, Restaurants & Leisure (0.5%)

McDonald’s Corp.	111,059	8,450,479

Household Durables (1.1%)

Pulte Group, Inc.(a)(b)	556,844	4,120,646
Stanley Black & Decker, Inc.(a)	182,013	13,942,196

Total		18,062,842

Leisure Equipment & Products (0.6%)

Hasbro, Inc.(a)	200,281	9,381,162

Media (3.0%)

Omnicom Group, Inc.(a)	345,705	16,960,287
Viacom, Inc., Class B	205,620	9,565,443
Walt Disney Co. (The)	555,468	23,935,116

Total		50,460,846

Multiline Retail (1.5%)

Kohl’s Corp.	113,130	6,000,415
Target Corp.	381,680	19,087,817

Total		25,088,232

Specialty Retail (0.8%)

Advance Auto Parts, Inc.(a)	112,712	7,396,161
Staples, Inc.	315,925	6,135,264

Total		13,531,425

TOTAL CONSUMER DISCRECTIONARY		137,891,536

CONSUMER STAPLES (12.3%)

Beverages (2.3%)

Diageo PLC(c)	1,148,380	21,830,428
PepsiCo, Inc.	258,340	16,639,679

Total		38,470,107

Food & Staples Retailing (0.8%)

CVS Caremark Corp.	281,978	9,677,485
Walgreen Co.	77,250	3,100,815

Total		12,778,300

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Food Products (3.8%)

General Mills, Inc.(a)	647,160	$23,653,698
JM Smucker Co. (The)(a)	100,637	7,184,475
Kellogg Co.	227,549	12,283,095
Nestlé SA(c)	347,348	19,910,585

Total		63,031,853

Household Products (0.6%)

Procter & Gamble Co. (The)	158,501	9,763,662

Personal Products (0.2%)

Avon Products, Inc.(a)	131,900	3,566,576

Tobacco (4.6%)

Altria Group, Inc.	409,114	10,649,238
Philip Morris International, Inc.	881,091	57,826,002
Reynolds American, Inc.(a)	252,930	8,986,603

Total		77,461,843

TOTAL CONSUMER STAPLES		205,072,341

ENERGY (9.7%)

Energy Equipment & Services (0.8%)

Transocean Ltd.(a)(b)(c)	158,310	12,340,265

Oil, Gas & Consumable Fuels (8.9%)

Apache Corp.(a)	203,275	26,612,763
Chevron Corp.	411,106	44,165,117
EOG Resources, Inc.	123,411	14,625,438
Exxon Mobil Corp.	355,005	29,866,571
Hess Corp.	221,645	18,886,370
Occidental Petroleum Corp.	137,985	14,418,053

Total		148,574,312

TOTAL ENERGY		160,914,577

FINANCIALS (22.1%)

Capital Markets (6.8%)

Bank of New York Mellon Corp. (The)	1,450,696	43,332,290
BlackRock, Inc.	16,531	3,322,896
Goldman Sachs Group, Inc. (The)	317,971	50,388,864
State Street Corp.	347,916	15,635,345

Total		112,679,395

Commercial Banks (3.1%)

PNC Financial Services Group, Inc.	216,973	13,667,129
SunTrust Banks, Inc.	109,670	3,162,883
Wells Fargo & Co.	1,092,952	34,646,579

Total		51,476,591

Diversified Financial Services (4.5%)

Bank of America Corp.	2,033,742	27,109,781
JPMorgan Chase & Co.	1,041,633	48,019,281

Total		75,129,062

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (7.7%)

ACE Ltd.(c)	165,467	$10,705,715
Allstate Corp. (The)	76,124	2,419,221
AON Corp.	346,965	18,375,266
Chubb Corp.(a)	184,779	11,328,801
MetLife, Inc.(a)	917,040	41,019,199
Prudential Financial, Inc.	403,716	24,860,831
Travelers Companies, Inc. (The)	339,838	20,213,564

Total		128,922,597

TOTAL FINANCIALS		368,207,645

HEALTH CARE (12.2%)

Health Care Equipment & Supplies (3.3%)

Becton Dickinson and Co.	193,503	15,406,709
Medtronic, Inc.(a)	582,505	22,921,571
St. Jude Medical, Inc.	331,188	16,976,697

Total		55,304,977

Health Care Providers & Services (0.5%)

Quest Diagnostics, Inc.(a)	158,890	9,171,131

Life Sciences Tools & Services (0.5%)

Thermo Fisher Scientific, Inc.(a)(b)	138,052	7,668,789

Pharmaceuticals (7.9%)

Abbott Laboratories	626,968	30,752,780
GlaxoSmithKline PLC(c)	332,539	6,345,492
Johnson & Johnson	684,619	40,563,676
Merck & Co., Inc.	172,523	5,694,984
Pfizer, Inc.	2,012,953	40,883,076
Roche Holding AG(c)	51,491	7,355,056

Total		131,595,064

TOTAL HEALTH CARE		203,739,961

INDUSTRIALS (13.4%)

Aerospace & Defense (8.9%)

Honeywell International, Inc.	443,585	26,486,460
Huntington Ingalls Industries, Inc.(b)	51,210	2,125,215
Lockheed Martin Corp.	775,751	62,370,380
Northrop Grumman Corp.	307,260	19,268,275
United Technologies Corp.	459,706	38,914,113

Total		149,164,443

Construction & Engineering (0.2%)

Fluor Corp.(a)	47,550	3,502,533

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Industrial Conglomerates (1.3%)

3M Co.	229,415	$21,450,302

Machinery (1.9%)

Danaher Corp.	330,358	17,145,580
Eaton Corp.	255,688	14,175,343

Total		31,320,923

Professional Services (0.6%)

Dun & Bradstreet Corp.(a)	117,098	9,395,944

Road & Rail (0.5%)

Canadian National Railway Co.(c)	118,326	8,906,398

TOTAL INDUSTRIALS		223,740,543

INFORMATION TECHNOLOGY (10.8%)

Communications Equipment (0.7%)

Cisco Systems, Inc.	678,596	11,637,921

Computers & Peripherals (0.6%)

Hewlett-Packard Co.	244,337	10,010,487

IT Services (6.1%)

Accenture PLC, Class A(c)	742,794	40,831,386
IBM Corp.	222,052	36,210,020
Mastercard, Inc., Class A	57,027	14,354,836
Western Union Co. (The)(a)	502,184	10,430,362

Total		101,826,604

Semiconductors & Semiconductor Equipment (1.3%)

Intel Corp.	1,050,265	21,183,845

Software (2.1%)

Oracle Corp.	1,028,707	34,327,953

TOTAL INFORMATION TECHNOLOGY		178,986,810

MATERIALS (3.3%)

Chemicals (3.3%)

Air Products & Chemicals, Inc.(a)	190,395	17,169,821
PPG Industries, Inc.(a)	229,812	21,880,401
Sherwin-Williams Co. (The)(a)	180,790	15,184,552

Total		54,234,774

TOTAL MATERIALS		54,234,774

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES (4.2%)

Diversified Telecommunication Services (2.9%)

AT&T, Inc.	1,561,005	$47,766,753

Wireless Telecommunication Services (1.3%)

Vodafone Group PLC(c)	8,036,519	22,754,692

TOTAL TELECOMMUNICATION SERVICES		70,521,445

UTILITIES (2.3%)

Electric Utilities (0.3%)

PPL Corp.(a)	198,506	5,022,202

Multi-Utilities (2.0%)

Dominion Resources, Inc.	176,355	7,883,069
PG&E Corp.	383,183	16,929,025
Public Service Enterprise Group, Inc.	289,048	9,107,902

Total		33,919,996

TOTAL UTILITIES		38,942,198

Total Common Stocks (Cost: $1,401,234,741)		$1,642,251,830

Convertible Preferred Stocks (0.3%)

ENERGY (0.2%)

Oil, Gas & Consumable Fuels (0.2%)

Apache Corp., 6.000%(a)	39,130	$2,763,556

TOTAL ENERGY		2,763,556

UTILITIES (0.1%)

Electric Utilities (0.1%)

PPL Corp., 9.500%	48,000	2,553,024

TOTAL UTILITIES		2,553,024

Total Convertible Preferred Stocks (Cost: $4,473,125)		$5,316,580

	Shares	Value

Money Market Fund (1.7%)

Columbia Short-Term Cash Fund, 0.229%(d)(e)	28,246,897	$28,246,897

Total Money Market Fund (Cost: $28,246,897)		$28,246,897

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (4.1%)

Asset-Backed Commercial Paper (0.7%)

Macquarie Bank Ltd.
05/09/11	0.395%	$2,497,559	$2,497,559
Rhein-Main Securitisation Ltd.
04/18/11	0.551%	2,996,012	2,996,012
Rheingold Securitization
04/28/11	0.551%	3,994,500	3,994,500
05/16/11	0.551%	1,997,281	1,997,281

Total			11,485,352

Certificates of Deposit (2.9%)

Australia and New Zealand Bank Group, Ltd.
05/23/11	0.400%	2,000,000	2,000,000
Barclays Bank PLC
06/15/11	0.400%	5,000,000	5,000,000
Credit Industrial et Commercial
06/07/11	0.400%	6,000,000	6,000,000
Development Bank of Singapore Ltd.
04/26/11	0.400%	3,000,000	3,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	3,000,000	3,000,000
KBC Bank NV
04/22/11	0.450%	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/11/11	0.370%	999,086	999,086
05/18/11	0.350%	4,995,677	4,995,677
N.V. Bank Nederlandse Gemeenten
06/30/11	0.360%	5,000,000	5,000,000
Norinchukin Bank
06/02/11	0.350%	5,000,000	5,000,000
Pohjola Bank PLC
06/10/11	0.470%	5,000,000	5,000,000
Societe Generale
07/01/11	0.364%	4,000,000	4,000,000

Total			48,994,763

Other Short-Term Obligations (0.1%)

Goldman Sachs Group, Inc. (The)
04/20/11	0.270%	2,000,000	2,000,000

Repurchase Agreements (0.4%)

Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $5,710,695(f)
0.160%	$5,710,670	$5,710,670

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $68,190,785)		$68,190,785

Total Investments (Cost: $1,502,145,548)		$1,744,006,092	(g)
Other Assets & Liabilities, Net		(78,536,652)

Net Assets		$1,665,469,440

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2011

		Currency to be	Currency to	Unrealized	Unrealized
Counterparty	Exchange Date	Delivered	be Received	Appreciation	Depreciation

Credit Suisse	April 4, 2011	214,043	196,919	$349	$—
		(USD)	(CHF)

Barclays Bank PLC	April 4, 2011	210,775	131,214	—	(282)
		(USD)	(GBP)

Total				$349	$(282)

Notes to Portfolio of Investments
(a)	At March 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 9.07% of net assets.

(d)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$18,185,654	$58,968,845	$(48,907,602)	$—	$28,246,897	$11,906	$28,246,897
(e)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$5,824,883

Total Market Value of Collateral Securities	$5,824,883

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Currency Legend
CHF	Swiss Franc

GBP	Pound Sterling
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$137,891,536	$—	$—	$137,891,536
Consumer Staples	163,331,328	41,741,013	—	205,072,341
Energy	160,914,577	—	—	160,914,577
Financials	368,207,645	—	—	368,207,645
Health Care	190,039,413	13,700,548	—	203,739,961
Industrials	223,740,543	—	—	223,740,543
Information Technology	178,986,810	—	—	178,986,810
Materials	54,234,774	—	—	54,234,774
Telecommunication Services	47,766,753	22,754,692	—	70,521,445
Utilities	38,942,198	—	—	38,942,198
Convertible Preferred Stocks
Energy	—	2,763,556	—	2,763,556
Utilities	—	2,553,024	—	2,553,024

Total Equity Securities	1,564,055,577	83,512,833	—	1,647,568,410

Other
Affiliated Money Market Fund(c)	28,246,897	—	—	28,246,897
Investments of Cash Collateral Received for Securities on Loan	—	68,190,785	—	68,190,785

Total Other	28,246,897	68,190,785	—	96,437,682

Investments in Securities Derivatives(d)	1,592,302,474	151,703,618	—	1,744,006,092
Assets
Forward Foreign Currency Exchange Contracts	—	349	—	349
Liabilities
Forward Foreign Currency Exchange Contracts	—	(282)	—	(282)

Total	$1,592,302,474	$151,703,685	$—	$1,744,006,159

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.
(d) Derivatives are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Variable Portfolio - Marsico Growth Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (97.2%)

CONSUMER DISCRETIONARY (25.4%)

Distributors (0.6%)

Li & Fung Ltd.(a)	1,970,000	$10,074,568

Hotels, Restaurants & Leisure (8.3%)

McDonald’s Corp.	332,364	25,289,577
Starbucks Corp.	819,967	30,297,781
Starwood Hotels & Resorts Worldwide, Inc.(b)	787,583	45,774,324
Wynn Resorts Ltd.	117,596	14,964,091
Yum! Brands, Inc.(b)	451,383	23,192,058

Total		139,517,831

Internet & Catalog Retail (6.0%)

Amazon.com, Inc.(b)(c)	294,276	53,007,936
priceline.com, Inc.(b)(c)	97,241	49,246,732

Total		102,254,668

Media (1.9%)

Time Warner, Inc.(b)	894,924	31,948,787

Specialty Retail (4.1%)

Tiffany & Co.(b)	472,405	29,024,563
TJX Companies, Inc.	807,571	40,160,506

Total		69,185,069

Textiles, Apparel & Luxury Goods (4.5%)

Cie Financiere Richemont SA, ADR(a)	6,013,324	34,636,746
Nike, Inc., Class B	544,931	41,251,277

Total		75,888,023

TOTAL CONSUMER DISCRECTIONARY		428,868,946

CONSUMER STAPLES (2.0%)

Food Products (0.8%)

Mead Johnson Nutrition Co.	220,329	12,763,659

Personal Products (1.2%)

Estee Lauder Companies, Inc. (The), Class A	219,934	21,192,840

TOTAL CONSUMER STAPLES		33,956,499

ENERGY (9.2%)

Energy Equipment & Services (2.6%)

Halliburton Co.	868,545	43,288,283

Oil, Gas & Consumable Fuels (6.6%)

Anadarko Petroleum Corp.	600,427	49,186,980
Continental Resources, Inc.(b)(c)	178,871	12,783,910

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels (cont.)

EOG Resources, Inc.(b)	318,160	$37,705,141
Occidental Petroleum Corp.	120,859	12,628,557

Total		112,304,588

TOTAL ENERGY		155,592,871

FINANCIALS (12.9%)

Capital Markets (2.6%)

Goldman Sachs Group, Inc. (The)	276,200	43,769,414

Commercial Banks (7.9%)

PNC Financial Services Group, Inc.(b)	592,890	37,346,141
U.S. Bancorp	2,091,470	55,277,552
Wells Fargo & Co.	1,258,045	39,880,027

Total		132,503,720

Diversified Financial Services (2.4%)

Citigroup, Inc.(c)	9,357,895	41,361,896

TOTAL FINANCIALS		217,635,030

HEALTH CARE (1.0%)

Life Sciences Tools & Services (1.0%)

Agilent Technologies, Inc.(c)	365,674	16,374,882

TOTAL HEALTH CARE		16,374,882

INDUSTRIALS (12.3%)

Aerospace & Defense (3.1%)

General Dynamics Corp.	292,524	22,395,638
Precision Castparts Corp.(b)	199,152	29,311,191

Total		51,706,829

Electrical Equipment (1.1%)

Rockwell Automation, Inc.(b)	196,992	18,645,293

Machinery (5.1%)

Cummins, Inc.	189,764	20,801,930
Danaher Corp.(b)	606,346	31,469,357
Eaton Corp.	606,606	33,630,237

Total		85,901,524

Road & Rail (3.0%)

Union Pacific Corp.	518,716	51,005,344

TOTAL INDUSTRIALS		207,258,990

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (18.4%)

Communications Equipment (1.5%)

Acme Packet, Inc.(b)(c)	140,571	$9,974,918
F5 Networks, Inc.(c)	146,682	15,045,173

Total		25,020,091

Computers & Peripherals (5.3%)

Apple, Inc.(c)	256,846	89,497,989

Internet Software & Services (4.2%)
Baidu, Inc., ADR(a)(c)	480,296	66,189,592
Youku.com, Inc., ADR(a)(b)(c)	107,397	5,102,431

Total		71,292,023

Semiconductors & Semiconductor Equipment (2.4%)

Broadcom Corp., Class A(c)	1,013,421	39,908,519

Software (5.0%)

Oracle Corp.	2,000,016	66,740,534
Salesforce.com, Inc.(b)(c)	128,316	17,140,451

Total		83,880,985

TOTAL INFORMATION TECHNOLOGY		309,599,607

MATERIALS (16.0%)

Chemicals (13.5%)

Dow Chemical Co. (The)(b)	1,932,682	72,958,745
Monsanto Co.(b)	737,686	53,305,190
PPG Industries, Inc.	475,579	45,279,877
Praxair, Inc.(b)	554,330	56,319,928

Total		227,863,740

Metals & Mining (2.5%)

BHP Billiton PLC, ADR(a)	171,756	13,671,778
Freeport-McMoRan Copper & Gold, Inc.	522,661	29,033,818

Total		42,705,596

TOTAL MATERIALS		270,569,336

Total Common Stocks (Cost: $1,332,531,683)		$1,639,856,161

Preferred Stocks (0.4%)

FINANCIALS (0.4%)

Commercial Banks (0.4%)

Wells Fargo & Co. 8.000%	237,875	$6,679,530

TOTAL FINANCIALS		6,679,530

Total Preferred Stocks (Cost: $6,463,064)		$6,679,530

	Shares	Value

Money Market Fund (2.3%)
Columbia Short-Term Cash Fund, 0.229%(d)(e)	38,988,308	$38,988,308

Total Money Market Fund (Cost: $38,988,308)		$38,988,308

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (22.0%)

Asset-Backed Commercial Paper (2.0%)

Antalis US Funding Corp.
04/08/11	0.260%	$9,999,422	$9,999,422
05/23/11	0.340%	6,996,430	6,996,430
Rhein-Main Securitisation Ltd.
04/18/11	0.551%	9,986,708	9,986,708
Rheingold Securitization
04/20/11	0.551%	6,990,910	6,990,910

Total			33,973,470

Certificates of Deposit (10.4%)

Australia and New Zealand Bank Group, Ltd.
06/30/11	0.400%	10,000,000	10,000,000
Bank of Tokyo Securities
04/01/11	0.250%	5,000,000	5,000,000
Barclays Bank PLC
06/15/11	0.400%	10,000,000	10,000,000
Clydesdale Bank PLC
04/21/11	0.400%	10,000,000	10,000,000
Credit Industrial et Commercial
05/23/11	0.400%	10,000,000	10,000,000
06/07/11	0.400%	5,000,000	5,000,000
DZ Bank AG
04/08/11	0.400%	5,000,000	5,000,000
Den Danske Bank
04/01/11	0.190%	15,000,000	15,000,000
Erste Bank der Oesterreichische
04/15/11	0.370%	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04/04/11	0.360%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
06/27/11	0.380%	7,000,000	7,000,000
KBC Bank NV
04/22/11	0.450%	3,000,000	3,000,000
04/25/11	0.450%	7,000,000	7,000,000
Landesbank Hessen Thuringen
04/11/11	0.300%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/11/11	0.370%	1,998,172	1,998,172
05/23/11	0.345%	5,000,000	5,000,000
06/08/11	0.340%	4,000,000	4,000,000
N.V. Bank Nederlandse Gemeenten
04/27/11	0.380%	10,000,000	10,000,000
06/30/11	0.360%	5,000,000	5,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

Natixis
05/09/11	0.503%	$12,000,000	$12,000,000
Norinchukin Bank
05/09/11	0.350%	2,000,000	2,000,000
Pohjola Bank PLC
06/10/11	0.470%	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
05/25/11	0.370%	4,995,431	4,995,431
Swedbank AB
04/05/11	0.170%	5,000,000	5,000,000
United Overseas Bank Ltd.
04/18/11	0.390%	8,000,000	8,000,000

Total			174,993,603

Commercial Paper (1.5%)

Cancara Asset Securitisation LLC
04/20/11	0.250%	14,997,083	14,997,083
Macquarie Bank Ltd.
06/30/11	0.400%	9,989,778	9,989,778

Total			24,986,861

Money Market Fund (0.6%)

JP Morgan Prime Money Market Fund, 0.010%(e)		10,000,000	10,000,000

Other Short-Term Obligations (0.7%)
Goldman Sachs Group, Inc. (The)
04/14/11	0.270%	4,000,000	4,000,000
04/20/11	0.270%	8,000,000	8,000,000

Total			12,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (6.8%)

Barclays Capital, Inc.
dated 10/13/10, matures 04/15/11, repurchase price $15,001,688(f)
	0.270%	$15,000,000	$15,000,000
Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11, repurchase price $10,000,064(f)
	0.230%	10,000,000	10,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $5,479,173(f)
	0.160%	5,479,149	5,479,149
Merrill Lynch Pierce Fenner & Smith, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $25,000,125(f)
	0.180%	25,000,000	25,000,000
Nomura Securities
dated 03/31/11, matures 04/01/11, repurchase price $45,000,300(f)
	0.240%	45,000,000	45,000,000
Pershing LLC
dated 03/31/11, matures 04/01/11, repurchase price $10,000,061(f)
	0.220%	10,000,000	10,000,000
RBS Securities, Inc.
dated 08/18/10, matures 05/05/11, repurchase price $5,001,313(f)
	0.270%	5,000,000	5,000,000

Total			115,479,149

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $371,433,083)			$371,433,083

Total Investments (Cost: $1,749,416,138)			$2,056,957,082(g)
Other Assets & Liabilities, Net			(369,296,253)

Net Assets			$1,687,660,829

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 7.68% of net assets.

(b)	At March 31, 2011, security was partially or fully on loan.

(c)	Non-income producing.

(d)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	from Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$26,447,583	$149,894,410	$(137,353,685)	$—	$38,988,308	$19,005	$38,988,308
(e)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$993,890
Arabella Ltd	1,412,983
BP Capital Markets PLC	512,202
BPCE	1,999,923
Dexia Delaware LLC	2,288,814
Electricite De France	1,799,160
European Investment Bank	1,427,398
Nationwide Building	978,071
Skandin Ens Banken AG	1,738,990
Societe Generale	2,598,569

Total Market Value of Collateral Securities	$15,750,000

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$1,389
Fannie Mae Interest Strip	540,477
Fannie Mae Pool	4,760,356
Fannie Mae Principal Strip	50,941
Fannie Mae REMICS	158,514
Federal Farm Credit Bank	90,922
Federal Home Loan Banks	134,906
Federal Home Loan Mortgage Corp	79,034
Federal National Mortgage Association	61,819
FHLMC Structured Pass Through Securities	27,682
Freddie Mac Coupon Strips	599
Freddie Mac Gold Pool	674,629
Freddie Mac Non Gold Pool	2,044,067
Freddie Mac REMICS	202,495
Freddie Mac Strips	52,658
Ginnie Mae I Pool	143,064
Ginnie Mae II Pool	435,182
Government National Mortgage Association	168,991
LMA SA & LMA Americas	478
Metlife Short Term Funding	657
Sanofi-Aventis	2,042
Silver Tower US Fund	456
Suncorp-Metway Ltd	1,402
United States Treasury Inflation Indexed Bonds	30,044
United States Treasury Strip Coupon	489,561
United States Treasury Strip Principal	47,636

Total Market Value of Collateral Securities	$10,200,001

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$5,588,732

Total Market Value of Collateral Securities	$5,588,732

Merrill Lynch Pierce Fenner & Smith, Inc. (0.180%)

Security Description	Value

Fannie Mae REMICS	$7,266,502
Freddie Mac REMICS	5,425,957
Government National Mortgage Association	12,807,541

Total Market Value of Collateral Securities	$25,500,000

Nomura Securities (0.240%)

Security Description	Value

Fannie Mae Pool	$33,426,656
Freddie Mac Gold Pool	12,473,344

Total Market Value of Collateral Securities	$45,900,000

Pershing LLC (0.220%)

Security Description	Value

Fannie Mae Benchmark REMIC	$17,810
Fannie Mae REMICS	2,916,534
Fannie Mae Whole Loan	10,831
Freddie Mac REMICS	4,211,063
Government National Mortgage Association	2,501,419
United States Treasury Bill	542,343

Total Market Value of Collateral Securities	$10,200,000

RBS Securities, Inc. (0.270%)

Security Description	Value

Fannie Mae REMICS	$773,237
FHLMC Structured Pass Through Securities	1,764,544
Freddie Mac REMICS	1,968,444
Freddie Mac Strips	540,778
Government National Mortgage Association	53,014

Total Market Value of Collateral Securities	$5,100,017

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$384,157,632	$44,711,314	$—	$428,868,946
Consumer Staples	33,956,499	—	—	33,956,499
Energy	155,592,871	—	—	155,592,871
Financials	217,635,030	—	—	217,635,030
Health Care	16,374,882	—	—	16,374,882
Industrials	207,258,990	—	—	207,258,990
Information Technology	309,599,607	—	—	309,599,607
Materials	270,569,336	—	—	270,569,336
Preferred Stocks
Financials	6,679,530	—	—	6,679,530

Total Equity Securities	1,601,824,377	44,711,314	—	1,646,535,691

Other
Affiliated Money Market Fund(c)	38,988,308	—	—	38,988,308
Investments of Cash Collateral Received for Securities on Loan	10,000,000	361,433,083	—	371,433,083

Total Other	48,988,308	361,433,083	—	410,421,391

Total	$1,650,812,685	$406,144,397	$—	$2,056,957,082

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Portfolio of Investments
Variable Portfolio — Mondrian International Small Cap Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (97.2%)

AUSTRALIA (6.7%)

Commonwealth Property Office Fund(a)	8,611,600	$7,659,033
David Jones Ltd.(a)(b)	679,396	3,337,328
Monadelphous Group Ltd.(a)	132,454	2,930,438
Transfield Services Ltd.(a)(b)	2,011,659	6,969,872

Total		20,896,671

CANADA (3.8%)

Morguard Real Estate Investment Trust(a)	140,700	2,115,942
Northern Property Real Estate Investment Trust, Unit(a)	105,800	3,328,417
Pason Systems, Inc.(a)(b)	394,750	6,412,906

Total		11,857,265

DENMARK (1.0%)

Christian Hansen Holding A/S(a)	131,418	2,987,454

FRANCE (10.1%)

Boiron SA(a)	54,565	2,304,419
Euler Hermes SA(a)(c)	22,378	2,131,187
IPSOS(a)	88,410	4,330,808
Medica SA(a)(c)	76,661	1,510,151
Mersen(a)	89,704	4,974,536
Neopost SA(a)(b)	93,083	8,153,800
Nexans SA(a)(b)	65,455	6,260,560
Rubis(a)	17,488	2,087,307

Total		31,752,768

GERMANY (11.6%)

Bilfinger Berger SE(a)	73,746	6,401,408
ElringKlinger AG(a)	77,751	2,452,249
Fielmann AG(a)(b)	40,432	3,819,059
GFK SE(a)	67,555	3,731,424
MTU Aero Engines Holding AG(a)	48,088	3,260,991
QIAGEN NV(a)(c)	171,360	3,422,989
Rational AG(a)	12,426	2,958,500
Symrise AG(a)	251,413	7,371,896
Wincor Nixdorf AG(a)	37,602	3,044,431

Total		36,462,947

HONG KONG (3.9%)

AMVIG Holdings Ltd.(a)	4,570,000	3,524,227
Arts Optical International Holdings(a)	1,850,000	825,155
ASM Pacific Technology Ltd.(a)(b)	258,000	3,239,726
Pacific Basin Shipping Ltd.(a)(b)	7,121,000	4,496,811

Total		12,085,919

Issuer	Shares	Value

Common Stocks (continued)

IRELAND (0.9%)

Glanbia PLC(a)	448,467	$2,701,161

JAPAN (11.6%)

Ariake Japan Co., Ltd.(a)(b)	172,100	2,841,334
FCC Co., Ltd.(a)(b)	249,900	6,014,614
Hogy Medical Co., Ltd.(a)	102,400	4,383,182
Horiba Ltd.(a)	157,100	4,609,616
Miraca Holdings, Inc.(a)	105,600	4,041,730
Miura Co., Ltd.(a)(b)	72,000	2,157,139
Nifco, Inc.(a)(b)	252,000	6,052,136
Shimano, Inc.(a)(b)	27,900	1,396,514
Taiyo Manufacturing Co., Ltd.(a)	70,700	2,177,499
Ushio, Inc.(a)(b)	139,000	2,718,527

Total		36,392,291

NETHERLANDS (4.2%)

Koninklijke Boskalis Westminster NV(a)	185,841	9,827,792
SBM Offshore NV(a)	117,908	3,422,190

Total		13,249,982

NEW ZEALAND (3.0%)

Auckland International Airport Ltd.(a)	1,332,155	2,249,398
Fisher & Paykel Healthcare Corp., Ltd.(a)	1,718,795	4,118,716
Sky City Entertainment Group Ltd.(a)	1,194,232	3,078,201

Total		9,446,315

NORWAY (0.7%)

Farstad Shipping ASA(a)	70,806	2,330,219

SINGAPORE (11.8%)

Ascendas Real Estate Investment Trust(a)(d)	2,950,000	4,750,893
CapitaMall Trust(a)	5,408,000	8,060,541
Ezra Holdings Ltd.(a)(b)	1,406,000	1,960,689
Hyflux Ltd.(a)(b)	2,437,500	4,176,812
SATS Ltd.(a)	2,594,000	5,160,893
SIA Engineering Co., Ltd.(a)	1,945,000	6,252,610
SMRT Corp., Ltd.(a)	1,324,864	1,985,921
StarHub Ltd.(a)	2,203,000	4,717,368

Total		37,065,727

SPAIN (0.8%)

Prosegur Cia de Seguridad SA(a)	44,606	2,655,055

Issuer	Shares	Value

Common Stocks (continued)

SWEDEN (0.9%)

AF AB, Series B(a)(b)	146,697	$2,928,409

UNITED KINGDOM (26.2%)

Bodycote PLC(a)	486,722	2,584,445
Cobham PLC(a)	908,244	3,354,024
Croda International PLC(a)	303,484	8,169,322
De La Rue PLC(a)	478,286	6,057,565
Diploma PLC(a)	509,067	2,613,263
Greene King PLC(a)	211,738	1,520,702
Halma PLC(a)	701,994	3,947,114
Interserve PLC(a)	461,945	2,039,745
Laird PLC(a)	1,291,187	2,858,423
Rexam PLC(a)	1,451,297	8,460,568
Rotork PLC(a)	295,266	8,270,199
Serco Group PLC(a)	281,690	2,521,529
Spectris PLC(a)	250,903	5,486,053
Spirax-Sarco Engineering PLC(a)	76,536	2,380,685
TT electronics PLC(a)	826,469	2,267,154
Ultra Electronics Holdings PLC(a)	213,185	5,889,088
Victrex PLC(a)	170,262	3,687,311
Weir Group PLC (The)(a)	355,134	9,861,605

Total		81,968,795

Total Common Stocks
(Cost: $241,231,918)		$304,780,978

	Shares	Value

Money Market Fund (3.5%)
Columbia Short-Term Cash Fund, 0.229%(e)(f)	10,874,481	$10,874,481

Total Money Market Fund
(Cost: $10,874,481)		$10,874,481

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (7.1%)

Certificates of Deposit (0.6%)

Credit Industrial et Commercial
05/23/11	0.400%	$1,000,000	$1,000,000
Societe Generale
07/01/11	0.363%	1,000,000	1,000,000

Total			2,000,000

Repurchase Agreements (6.5%)

Barclays Capital, Inc.
dated 01/04/11, matures 04/15/11, repurchase price $2,000,225(g)
	0.270%	2,000,000	2,000,000
Citigroup Global Markets, Inc.(g)
dated 03/31/11, matures 04/01/11, repurchase price $1,000,004
	0.130%	1,000,000	1,000,000
repurchase price $10,000,036
	0.130%	10,000,000	10,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $4,254,528(g)
	0.160%	4,254,509	4,254,509
Pershing LLC
dated 03/31/11, matures 04/01/11, repurchase price $3,000,018(g)
	0.220%	3,000,000	3,000,000

Total			20,254,509

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $22,254,509)			$22,254,509

Total Investments
(Cost: $274,360,908)(h)			$337,909,968	(i)
Other Assets & Liabilities, Net			(24,432,476)

Net Assets			$313,477,492

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at March 31, 2011:

	Percentage of Net
Industry	Assets	Value

Aerospace & Defense	4.0%	$12,504,103
Auto Components	4.6	14,518,999
Chemicals	7.8	24,393,482
Commercial Services & Supplies	5.8	18,204,021
Computers & Peripherals	1.0	3,044,431
Construction & Engineering	6.8	21,199,383
Containers & Packaging	3.8	11,984,795
Electrical Equipment	4.4	13,953,624
Electronic Equipment, Instruments & Components	6.9	21,781,624
Energy Equipment & Services	4.5	14,126,005
Food Products	1.8	5,542,494
Gas Utilities	0.7	2,087,307
Health Care Equipment & Supplies	2.7	8,501,897
Health Care Providers & Services	1.8	5,551,880
Hotels, Restaurants & Leisure	1.5	4,598,903
Insurance	0.7	2,131,187
Leisure Equipment & Products	0.4	1,396,514
Life Sciences Tools & Services	1.1	3,422,989
Machinery	9.0	28,212,573
Marine	1.4	4,496,811
Media	2.6	8,062,232
Multiline Retail	1.1	3,337,328
Office Electronics	2.6	8,153,801
Pharmaceuticals	0.7	2,304,419
Professional Services	0.9	2,928,409
Real Estate Investment Trusts (REITs)	8.3	25,914,826
Road & Rail	0.6	1,985,921
Semiconductors & Semiconductor Equipment	1.0	3,239,726
Specialty Retail	1.2	3,819,059
Textiles, Apparel & Luxury Goods	0.3	825,155
Transportation Infrastructure	4.4	13,662,901
Water Utilities	1.3	4,176,811
Wireless Telecommunication Services	1.5	4,717,368
Other(1)	10.6	33,128,990

Total		$337,909,968

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2011

		Currency to be	Currency to be	Unrealized	Unrealized
Counterparty	Exchange Date	Delivered	Received	Appreciation	Depreciation

Jackson Partners & Associates, Inc.	April 1, 2011	159,856	201,828	$261	$—
		(USD)	(SGD)

Jackson Partners & Associates, Inc.	April 4, 2011	318,380	401,662	273	—
		(USD)	(SGD)

Jackson Partners & Associates, Inc.	April 5, 2011	6,262,774	75,555	263	—
		(JPY)	(USD)

Jackson Partners & Associates, Inc.	April 5, 2011	639,340	805,367	—	(413)
		(USD)	(SGD)

J.P. Morgan Securities, Inc.	April 28, 2011	4,579,500	4,532,347	—	(190,466)
		(AUD)	(USD)

Total				$797	$(190,879)

Notes to Portfolio of Investments

(a)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 97.23% of net assets.
(b)	At March 31, 2011, security was partially or fully on loan.
(c)	Non-income producing.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2011, the value of these securities amounted to $4,750,893, which represents 1.52% of net assets.
(e)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$6,249,441	$17,289,099	$(12,664,059)	$—	$10,874,481	$2,846	$10,874,481

(f)	The rate shown is the seven-day current annualized yield at March 31, 2011.
(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$132,519
Arabella Ltd	188,398
BP Capital Markets PLC	68,294
BPCE	266,656
Dexia Delaware LLC	305,175
Electricite De France	239,888
European Investment Bank	190,320
Nationwide Building	130,409
Skandin Ens Banken AG	231,865
Societe Generale	346,476

Total Market Value of Collateral Securities	$2,100,000

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value

Fannie Mae Benchmark REMIC	$4,413
Fannie Mae REMICS	326,384
Fannie Mae Whole Loan	7,607
Fannie Mae-Aces	2,052
Freddie Mac Reference REMIC	30,585
Freddie Mac REMICS	498,578
Government National Mortgage Association	150,381

Total Market Value of Collateral Securities	$1,020,000

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value

Fannie Mae Benchmark REMIC	$44,129
Fannie Mae REMICS	3,263,844
Fannie Mae Whole Loan	76,069
Fannie Mae-Aces	20,515
Freddie Mac Reference REMIC	305,851
Freddie Mac REMICS	4,985,784
Government National Mortgage Association	1,503,808

Total Market Value of Collateral Securities	$10,200,000

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$4,339,599

Total Market Value of Collateral Securities	$4,339,599

Pershing LLC (0.220%)

Security Description	Value

Fannie Mae Benchmark REMIC	$5,343
Fannie Mae REMICS	874,960
Fannie Mae Whole Loan	3,249
Freddie Mac REMICS	1,263,319
Government National Mortgage Association	750,426
United States Treasury Bill	162,703

Total Market Value of Collateral Securities	$3,060,000

(h)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $274,361,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$64,463,000
Unrealized Depreciation	(914,000)

Net Unrealized Appreciation	$63,549,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar

JPY	Japanese Yen

SGD	Singapore Dollar
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$—	$36,558,189	$—	$36,558,189
Consumer Staples	—	5,542,494	—	5,542,494
Energy	6,412,906	7,713,098	—	14,126,004
Financials	5,444,359	22,601,654	—	28,046,013
Health Care	—	19,781,185	—	19,781,185
Industrials	—	117,147,748	—	117,147,748
Information Technology	—	36,219,581	—	36,219,581
Materials	—	36,378,277	—	36,378,277
Telecommunication Services	—	4,717,368	—	4,717,368
Utilities	—	6,264,119	—	6,264,119

Total Equity Securities	11,857,265	292,923,713	—	304,780,978

Other
Affiliated Money Market Fund(c)	10,874,481	—	—	10,874,481
Investments of Cash Collateral Received for Securities on Loan	—	22,254,509	—	22,254,509

Total Other	10,874,481	22,254,509	—	33,128,990

Investments in Securities	22,731,746	315,178,222	—	337,909,968
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	797	—	797
Liabilities
Forward Foreign Currency Exchange Contracts	—	(190,879)	—	(190,879)

Total	$22,731,746	$314,988,140	$—	$337,719,886

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.
(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Variable Portfolio – Morgan Stanley Global Real Estate Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (96.3%)

AUSTRALIA (7.9%)

CFS Retail Property Trust(a)	1,277,063	$2,430,628
Commonwealth Property Office Fund(a)(b)	1,241,173	1,103,881
Dexus Property Group(a)	1,123,635	987,076
Goodman Group(a)	879,420	622,990
GPT Group(a)(b)	905,340	2,938,986
Mirvac Group(a)	1,141,534	1,470,222
Stockland(a)	1,256,470	4,820,101
Westfield Group(a)	1,256,270	12,131,228
Westfield Retail Trust(a)	1,657,055	4,490,613

Total		30,995,725

AUSTRIA (—%)

Conwert Immobilien Invest SE(a)	10,554	174,400

BELGIUM (0.2%)

Befimmo SCA Sicafi(a)	7,067	617,346

BERMUDA (4.5%)

Hongkong Land Holdings Ltd.(a)(b)	1,790,000	12,537,320
Kerry Properties Ltd.(a)	1,006,500	5,034,648

Total		17,571,968

BRAZIL (0.4%)

BR Malls Participacoes SA(a)	67,900	699,940
BR Properties SA(a)	87,400	919,690

Total		1,619,630

CANADA (2.7%)

Boardwalk Real Estate Investment Trust(a)	29,930	1,485,232
Brookfield Properties Corp.(a)	259,387	4,596,337
Extendicare Real Estate Investment Trust(a)	29,730	389,449
RioCan Real Estate Investment Trust(a)	149,210	3,918,398

Total		10,389,416

CAYMAN ISLANDS (2.0%)

Agile Property Holdings Ltd.(a)(b)	484,000	762,159
China Resources Land Ltd.(a)	3,178,000	5,943,886
KWG Property Holding Ltd.(a)	506,000	408,702
Shimao Property Holdings Ltd.(a)(b)	474,000	671,118

Total		7,785,865

CHINA (0.8%)

Guangzhou R&F Properties Co., Ltd., Series H(a)(b)	2,112,800	3,140,394

Issuer	Shares	Value

Common Stocks (continued)

FINLAND (0.2%)

Citycon OYJ(a)	145,721	$667,046
Sponda OYJ(a)	47,775	271,504

Total		938,550

FRANCE (4.5%)

Fonciere Des Regions(a)	7,822	833,506
Gecina SA(a)	4,822	665,059
ICADE(a)	15,282	1,885,948
Klepierre(a)	65,317	2,651,125
Mercialys SA(a)	18,119	722,200
Societe de la Tour Eiffel(a)	3,154	290,540
Societe Immobiliere de Location pour l’Industrie et le Commerce(a)	4,853	680,202
Unibail-Rodamco SE(a)	45,466	9,848,796

Total		17,577,376

GERMANY (0.6%)

Alstria Office REIT AG(a)	106,116	1,473,197
Deutsche Euroshop AG(a)	19,606	748,822

Total		2,222,019

HONG KONG (13.8%)

China Overseas Land & Investment Ltd.(a)(b)	3,676,000	7,472,862
Hang Lung Properties Ltd.(a)	1,249,000	5,478,080
Henderson Land Development Co., Ltd.(a)	626,837	4,343,683
Hysan Development Co., Ltd.(a)	853,404	3,509,995
New World Development Ltd.(a)	514,000	906,252
Sino Land Co., Ltd.(a)	389,840	692,387
Sun Hung Kai Properties Ltd.(a)	1,467,000	23,231,453
Wharf Holdings Ltd.(a)	1,229,466	8,468,330

Total		54,103,042

ITALY (0.4%)

Beni Stabili SpA(a)	1,403,253	1,458,703
Beni Stabili SpA(a)	44,178	45,924

Total		1,504,627

JAPAN (8.5%)

Japan Real Estate Investment Corp.(a)	213	2,017,914
Japan Retail Fund Investment Corp.(a)	192	301,063
Mitsubishi Estate Co., Ltd.(a)	735,000	12,420,805
Mitsui Fudosan Co., Ltd.(a)	590,000	9,698,685
Nippon Building Fund, Inc.(a)(b)	202	1,969,106
NTT Urban Development Corp.(a)	229	191,972
Sumitomo Realty & Development Co., Ltd.(a)	340,000	6,798,742

Total		33,398,287

Issuer	Shares	Value

Common Stocks (continued)

NETHERLANDS (1.4%)

Corio NV(a)	39,293	$2,748,662
Eurocommercial Properties NV(a)	40,311	1,997,220
VastNed Retail NV(a)	2,373	173,700
Wereldhave NV(a)	5,356	572,021

Total		5,491,603

SINGAPORE (2.8%)

CapitaCommercial Trust(a)(b)	357,000	393,188
CapitaLand Ltd.(a)	1,826,000	4,780,196
CapitaMall Trust(a)	249,000	371,131
CapitaMalls Asia Ltd.(a)(b)	388,000	547,807
City Developments Ltd.(a)	254,000	2,320,658
Keppel Land Ltd.(a)	601,000	2,139,031
Suntec Real Estate Investment Trust(a)	405,000	495,079

Total		11,047,090

SWEDEN (0.5%)

Atrium Ljungberg AB, Series B(a)(b)	21,686	298,909
Castellum AB(a)	16,322	237,386
Hufvudstaden AB, Series A(a)	124,597	1,483,462

Total		2,019,757

SWITZERLAND (1.1%)

PSP Swiss Property AG(a)(c)	40,587	3,342,849
Swiss Prime Site AG(a)(c)	10,030	791,152

Total		4,134,001

UNITED KINGDOM (7.4%)

Atrium European Real Estate Ltd.(a)(b)	38,353	240,244
Big Yellow Group PLC(a)	240,976	1,278,398
British Land Co. PLC(a)(b)	432,649	3,834,655
Capital & Counties Properties PLC(a)	185,650	501,826
Capital & Regional PLC(a)(c)	958,326	599,565
Capital Shopping Centres Group PLC(a)	313,568	1,926,588
Derwent London PLC(a)	58,038	1,529,707
Development Securities PLC(a)	123,771	443,767
Grainger PLC(a)	717,058	1,234,276
Great Portland Estates PLC(a)	109,245	676,117
Hammerson PLC(a)	503,474	3,609,489
Land Securities Group PLC(a)	417,167	4,908,721
LXB Retail Properties PLC(a)(c)	548,130	969,439
Metric Property Investments PLC(a)(c)	175,731	307,984
Minerva PLC(a)(c)	344,305	510,909
Quintain Estates & Development PLC(a)(c)	897,934	633,805

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)

Safestore Holdings PLC(a)	530,151	$1,301,216
Segro PLC(a)	296,909	1,531,308
Shaftesbury PLC(a)	61,717	468,399
St. Modwen Properties PLC(a)	361,954	1,044,002
Unite Group PLC(a)(c)	445,822	1,544,804

Total		29,095,219

UNITED STATES (36.6%)

Acadia Realty Trust(b)	83,270	1,575,468
AMB Property Corp.(b)	87,850	3,159,964
American Campus Communities, Inc.(b)	8,440	278,520
Apartment Investment & Management Co., Class A	17,300	440,631
Ashford Hospitality Trust, Inc.	72,020	793,660
Assisted Living Concepts, Inc., Class A(b)(c)	42,545	1,665,211
AvalonBay Communities, Inc.(b)	45,978	5,521,038
BioMed Realty Trust, Inc.(b)	13,548	257,683
Boston Properties, Inc.(b)	73,185	6,941,597
BRE Properties, Inc.	4,153	195,939
Camden Property Trust(b)	77,190	4,385,936
CommonWealth REIT	31,811	826,132
Coresite Realty Corp.(b)	45,050	713,592
Cousins Properties, Inc.(b)	247,404	2,065,823
DCT Industrial Trust, Inc.(b)	173,098	960,694
Digital Realty Trust, Inc.(b)	34,133	1,984,493
Douglas Emmett, Inc.(b)	53,508	1,003,275
Equity Lifestyle Properties, Inc.	43,188	2,489,788
Equity Residential(b)	230,433	12,998,726
Federal Realty Investment Trust(b)	23,081	1,882,486
Forest City Enterprises, Inc., Class A(b)(c)	315,343	5,937,909
General Growth Properties, Inc.(c)	367,640	5,691,067
HCP, Inc.	175,595	6,662,074
Healthcare Realty Trust, Inc.(b)	167,818	3,809,469
Host Hotels & Resorts, Inc.	522,075	9,193,741
Hudson Pacific Properties, Inc.(b)	34,930	513,471
Lexington Realty Trust(b)	16,013	149,722
Liberty Property Trust(b)	32,611	1,072,902
Macerich Co. (The)(b)	15,675	776,383
Mack-Cali Realty Corp.(b)	94,185	3,192,871
Nationwide Health Properties, Inc.	9,790	416,369
Parkway Properties, Inc.(b)	1,830	31,110
Post Properties, Inc.(b)	10,150	398,388
PS Business Parks, Inc.(b)	9,343	541,333
Public Storage	58,635	6,503,208
Regency Centers Corp.(b)	167,778	7,294,987

Issuer	Shares	Value

Common Stocks (continued)

UNITED STATES (CONTINUED)

Retail Opportunity Investments Corp.(b)	101,105	$1,106,089
Senior Housing Properties Trust	101,075	2,328,768
Simon Property Group, Inc.	157,693	16,898,382
Sovran Self Storage, Inc.(b)	8,270	327,079
Starwood Hotels & Resorts Worldwide, Inc.	151,333	8,795,474
Starwood Property Trust, Inc.	74,490	1,661,127
Taubman Centers, Inc.(b)	7,185	384,972
Ventas, Inc.	24,008	1,303,634
Vornado Realty Trust(b)	86,298	7,551,075
Winthrop Realty Trust(b)	34,140	418,215

Total		143,100,475

Total Common Stocks
(Cost: $314,549,485)		$376,926,790

	Shares	Value

Mutual Fund (0.1%)
ProLogis European Properties(a)(c)	56,654	$401,049

Total Mutual Fund
(Cost: $311,781)		$401,049

Money Market Fund (2.8%)
Columbia Short-Term Cash Fund, 0.229%(d)(e)	10,855,922	$10,855,922

Total Money Market Fund
(Cost: $10,855,922)		$10,855,922

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (15.0%)

Asset-Backed Commercial Paper (0.3%)

Rhein-Main Securitisation Ltd.
04/18/11	0.551%	$998,671	$998,671

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (3.1%)

Credit Industrial et Commercial
05/23/11	0.400%	$2,000,000	$2,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	1,000,000	1,000,000
KBC Bank NV
04/29/11	0.450%	2,000,000	2,000,000
Mitsubishi UFJ Trust and Banking Corp.
06/08/11	0.340%	2,000,000	2,000,000
N.V. Bank Nederlandse Gemeenten
06/30/11	0.360%	2,000,000	2,000,000
Norinchukin Bank
04/25/11	0.340%	1,000,000	1,000,000
Societe Generale
07/01/11	0.363%	1,000,000	1,000,000
United Overseas Bank Ltd.
05/23/11	0.400%	1,000,000	1,000,000

Total			12,000,000

Repurchase Agreements (11.6%)

Barclays Capital, Inc.
dated 01/04/11, matures 04/15/11, repurchase price $2,000,225(f)
	0.270%	2,000,000	2,000,000
Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11, repurchase price $10,000,064(f)
	0.230%	10,000,000	10,000,000
Citigroup Global Markets, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $25,000,090(f)
	0.130%	25,000,000	25,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $8,595,780(f)
	0.160%	8,595,742	8,595,742

Total			45,595,742

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $58,594,413)			$58,594,413

Total Investments
(Cost: $384,311,601)(g)			$446,778,174(h)
Other Assets & Liabilities, Net			(55,464,750)

Net Assets			$391,313,424

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at March 31, 2011:

	Percentage of Net
Industry	Assets	Value

Health Care Providers & Services	0.4%	$1,665,211
Hotels, Restaurants & Leisure	2.3	8,795,474
Real Estate Investment Trusts (REITs)	55.1	215,773,681
Real Estate Management & Development	38.6	151,093,473
Other(1)	17.8	69,450,335

Total		$446,778,174

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 59.86% of net assets.
(b)	At March 31, 2011, security was partially or fully on loan.
(c)	Non-income producing.
(d)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$7,978,394	$16,135,710	$(13,258,182)	$—	$10,855,922	$5,714	$10,855,922

(e)	The rate shown is the seven-day current annualized yield at March 31, 2011.
(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$132,519
Arabella Ltd	188,398
BP Capital Markets PLC	68,294
BPCE	266,656
Dexia Delaware LLC	305,175
Electricite De France	239,888
European Investment Bank	190,320
Nationwide Building	130,409
Skandin Ens Banken AG	231,865
Societe Generale	346,476

Total Market Value of Collateral Securities	$2,100,000

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$1,389
Fannie Mae Interest Strip	540,477
Fannie Mae Pool	4,760,356
Fannie Mae Principal Strip	50,941
Fannie Mae REMICS	158,514
Federal Farm Credit Bank	90,922
Federal Home Loan Banks	134,906
Federal Home Loan Mortgage Corp	79,034
Federal National Mortgage Association	61,819
FHLMC Structured Pass Through Securities	27,682
Freddie Mac Coupon Strips	599
Freddie Mac Gold Pool	674,629
Freddie Mac Non Gold Pool	2,044,067
Freddie Mac REMICS	202,495
Freddie Mac Strips	52,658
Ginnie Mae I Pool	143,064
Ginnie Mae II Pool	435,182
Government National Mortgage Association	168,991
LMA SA & LMA Americas	478
Metlife Short Term Funding	657
Sanofi-Aventis	2,042
Silver Tower US Fund	456
Suncorp-Metway Ltd	1,402
United States Treasury Inflation Indexed Bonds	30,044
United States Treasury Strip Coupon	489,561
United States Treasury Strip Principal	47,636

Total Market Value of Collateral Securities	$10,200,001

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value

Fannie Mae Benchmark REMIC	$110,323
Fannie Mae REMICS	8,159,609
Fannie Mae Whole Loan	190,173
Fannie Mae-Aces	51,287
Freddie Mac Reference REMIC	764,628
Freddie Mac REMICS	12,464,460
Government National Mortgage Association	3,759,520

Total Market Value of Collateral Securities	$25,500,000

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$8,767,657

Total Market Value of Collateral Securities	$8,767,657

(g) At March 31, 2011, the cost of securities for federal income tax purposes was approximately $384,312,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$62,804,000
Unrealized Depreciation	(338,000)

Net Unrealized Appreciation	$62,466,000

(h) Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$8,795,474	$—	$—	$8,795,474
Financials	144,648,837	221,817,268	—	366,466,105
Health Care	1,665,211	—	—	1,665,211

Total Equity Securities	155,109,522	221,817,268	—	376,926,790

Other
Mutual Fund	—	401,049	—	401,049
Affiliated Money Market Fund(c)	10,855,922	—	—	10,855,922
Investments of Cash Collateral Received for Securities on Loan	—	58,594,413	—	58,594,413

Total Other	10,855,922	58,995,462	—	69,851,384

Total	$165,965,444	$280,812,730	$—	$446,778,174

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Portfolio of Investments
Variable Portfolio - NFJ Dividend Value Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (92.6%)

CONSUMER DISCRETIONARY (3.7%)

Media (1.8%)

Time Warner, Inc.	861,300	$30,748,410

Textiles, Apparel & Luxury Goods (1.9%)

VF Corp.(a)	318,700	31,401,511

TOTAL CONSUMER DISCRECTIONARY		62,149,921

CONSUMER STAPLES (10.4%)

Beverages (1.9%)

PepsiCo, Inc.	501,300	32,288,733

Food Products (2.1%)

Kraft Foods, Inc., Class A(a)	1,099,700	34,486,592

Household Products (2.2%)

Kimberly-Clark Corp.	556,600	36,329,282

Tobacco (4.2%)

Altria Group, Inc.	1,423,800	37,061,514
Reynolds American, Inc.(a)	957,200	34,009,316

Total		71,070,830

TOTAL CONSUMER STAPLES		174,175,437

ENERGY (18.1%)

Energy Equipment & Services (2.0%)

Diamond Offshore Drilling, Inc.(a)	425,800	33,084,660

Oil, Gas & Consumable Fuels (16.1%)

Chesapeake Energy Corp.	932,900	31,270,808
Chevron Corp.	318,300	34,194,969
ConocoPhillips	839,100	67,010,526
Marathon Oil Corp.	698,400	37,231,704
Royal Dutch Shell PLC, ADR(b)	471,700	34,368,062
Total SA, ADR(b)	1,074,100	65,487,877

Total		269,563,946

TOTAL ENERGY		302,648,606

FINANCIALS (16.1%)

Commercial Banks (3.9%)

PNC Financial Services Group, Inc.	530,800	33,435,092
Wells Fargo & Co.	1,024,200	32,467,140

Total		65,902,232

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (6.0%)

Allstate Corp. (The)	1,134,300	$36,048,054
MetLife, Inc.	695,900	31,127,607
Travelers Companies, Inc. (The)	560,300	33,326,644

Total		100,502,305

Real Estate Investment Trusts (REITs) (2.9%)

Annaly Capital Management, Inc.(a)	2,810,300	49,039,735

Thrifts & Mortgage Finance (3.3%)

Hudson City Bancorp, Inc.(a)	2,803,400	27,136,912
New York Community Bancorp, Inc.(a)	1,574,100	27,168,966

Total		54,305,878

TOTAL FINANCIALS		269,750,150

HEALTH CARE (11.9%)

Health Care Equipment & Supplies (1.9%)

Medtronic, Inc.	800,000	31,480,000

Pharmaceuticals (10.0%)

GlaxoSmithKline PLC, ADR(a)(b)	721,200	27,701,292
Johnson & Johnson	559,500	33,150,375
Pfizer, Inc.	3,500,000	71,085,000
Sanofi-Aventis SA, ADR(b)	1,023,100	36,033,582

Total		167,970,249

TOTAL HEALTH CARE		199,450,249

INDUSTRIALS (8.5%)

Aerospace & Defense (3.6%)

Huntington Ingalls Industries, Inc.(c)	68,317	2,835,141
Lockheed Martin Corp.	398,200	32,015,280
Northrop Grumman Corp.	409,900	25,704,829

Total		60,555,250

Commercial Services & Supplies (3.2%)

Pitney Bowes, Inc.(a)	740,100	19,013,169
RR Donnelley & Sons Co.	1,778,000	33,639,760

Total		52,652,929

Industrial Conglomerates (1.7%)

General Electric Co.	1,450,000	29,072,500

TOTAL INDUSTRIALS		142,280,679

INFORMATION TECHNOLOGY (11.6%)

Communications Equipment (1.6%)

Harris Corp.(a)	534,300	26,501,280

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

IT Services (1.8%)

IBM Corp.	186,200	$30,363,634

Office Electronics (2.2%)

Xerox Corp.(a)	3,468,300	36,937,395

Semiconductors & Semiconductor Equipment (3.9%)

Intel Corp.	3,209,200	64,729,564

Software (2.1%)

Microsoft Corp.	1,412,800	35,828,608

TOTAL INFORMATION TECHNOLOGY		194,360,481

MATERIALS (2.4%)

Metals & Mining (1.8%)

Freeport-McMoRan Copper & Gold, Inc.	530,400	29,463,720

Paper & Forest Products (0.6%)

International Paper Co.	360,700	10,885,926

TOTAL MATERIALS		40,349,646

TELECOMMUNICATION SERVICES (5.9%)

Diversified Telecommunication Services (5.9%)

AT&T, Inc.	1,191,900	36,472,140
CenturyLink, Inc.(a)	732,400	30,431,220
Verizon Communications, Inc.	794,300	30,612,322

Total		97,515,682

TOTAL TELECOMMUNICATION SERVICES		97,515,682

UTILITIES (4.0%)

Electric Utilities (2.0%)

Edison International	880,300	32,210,177

Multi-Utilities (2.0%)

Ameren Corp.	1,192,300	33,467,861

TOTAL UTILITIES		65,678,038

Total Common Stocks (Cost: $1,319,687,662)		$1,548,358,889

	Shares	Value

Money Market Fund (7.5%)
Columbia Short-Term Cash Fund, 0.229%(d)(e)	125,771,416	$125,771,416

Total Money Market Fund (Cost: $125,771,416)		$125,771,416

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (12.1%)

Asset-Backed Commercial Paper (1.8%)

Cancara Asset Securitisation LLC
04/21/11	0.250%	$9,998,125	$9,998,125
Ebbets Funding LLC
04/12/11	0.480%	6,997,013	6,997,013
Macquarie Bank Ltd.
05/09/11	0.395%	2,497,559	2,497,559
05/10/11	0.395%	2,497,531	2,497,531
Rheingold Securitization
04/28/11	0.551%	2,995,875	2,995,875
05/16/11	0.551%	4,993,202	4,993,202

Total			29,979,305

Certificates of Deposit (6.2%)

Australia and New Zealand Bank Group, Ltd.
06/30/11	0.400%	5,000,000	5,000,000
Barclays Bank PLC
06/15/11	0.400%	8,000,000	8,000,000
Credit Industrial et Commercial
06/07/11	0.400%	5,000,000	5,000,000
Den Danske Bank
04/01/11	0.190%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
05/09/11	0.400%	3,000,000	3,000,000
Erste Bank der Oesterreichische
04/15/11	0.370%	7,000,000	7,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04/04/11	0.380%	2,000,000	2,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	7,000,000	7,000,000
KBC Bank NV
04/29/11	0.450%	8,000,000	8,000,000
Landesbank Hessen Thuringen
04/11/11	0.300%	7,000,000	7,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/23/11	0.345%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
06/30/11	0.360%	10,000,000	10,000,000
Natixis
05/09/11	0.503%	5,000,000	5,000,000
Norinchukin Bank
06/02/11	0.350%	5,000,000	5,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

Pohjola Bank PLC
06/16/11	0.460%	$5,000,000	$5,000,000
Societe Generale
07/01/11	0.364%	7,000,000	7,000,000
Sumitomo Trust & Banking Co., Ltd.
05/25/11	0.370%	4,995,431	4,995,431

Total			103,995,431

Commercial Paper (0.4%)

Suncorp Metway Ltd.
04/27/11	0.300%	2,999,125	2,999,125
04/28/11	0.300%	4,998,542	4,998,542

Total			7,997,667

Other Short-Term Obligations (0.2%)

Goldman Sachs Group, Inc. (The)
04/14/11	0.270%	2,000,000	2,000,000
Natixis Financial Products LLC
04/01/11	0.470%	1,000,000	1,000,000

Total			3,000,000

Repurchase Agreements (3.5%)

Barclays Capital, Inc.
dated 10/13/10, matures 04/15/11, repurchase price $10,001,125(f)
	0.270%	10,000,000	10,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $3,309,246(f)
	0.160%	$3,309,231	$3,309,231
Merrill Lynch Pierce Fenner & Smith, Inc.
dated 01/18/11, matures 04/18/11, repurchase price $5,000,750(f)
	0.300%	5,000,000	5,000,000
Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $15,000,117(f)
	0.280%	15,000,000	15,000,000
Natixis Financial Products, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $15,000,054(f)
	0.130%	15,000,000	15,000,000
RBS Securities, Inc.
dated 08/18/10, matures 05/05/11, repurchase price $10,002,625(f)
	0.270%	10,000,000	10,000,000

Total			58,309,231

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $203,281,634)			$203,281,634

Total Investments (Cost: $1,648,740,712)			$1,877,411,939(g)

Other Assets & Liabilities, Net			(203,947,601)

Net Assets			$1,673,464,338

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	At March 31, 2011, security was partially or fully on loan.

(b)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 9.78% of net assets.

(c)	Non-income producing.

(d)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$77,230,081	$126,923,507	$(78,382,172)	$—	$125,771,416	$49,758	$125,771,416

(e)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$662,593
Arabella Ltd	941,989
BP Capital Markets PLC	341,468
BPCE	1,333,282
Dexia Delaware LLC	1,525,876
Electricite De France	1,199,440
European Investment Bank	951,599
Nationwide Building	652,047
Skandin Ens Banken AG	1,159,327
Societe Generale	1,732,379

Total Market Value of Collateral Securities	$10,500,000

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$3,375,416

Total Market Value of Collateral Securities	$3,375,416

Merrill Lynch Pierce Fenner & Smith, Inc. (0.300%)

Security Description	Value

Breeds Hill Capital Ltd	$2,386,690
LMA SA & LMA Americas	80,684
Metlife Short Term Funding	709,608
Sanofi-Aventis	743,018
Silver Tower US Fund	707,367
Suncorp-Metway Ltd	622,633

Total Market Value of Collateral Securities	$5,250,000

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$138,334
Fannie Mae Pool	7,766,249
Fannie Mae Principal Strip	132,966
Fannie Mae Whole Loan	126,408
Federal Farm Credit Bank	1,592,984
Federal Farm Credit Discount Notes	193,375
Federal Home Loan Bank Discount Notes	715,181
Federal Home Loan Banks	1,098,182
Federal Home Loan Mortgage Corp	78,763
Federal National Mortgage Association	909,596
FHLMC Structured Pass Through Securities	109,445
Freddie Mac Gold Pool	727,607
Freddie Mac Non Gold Pool	1,705,637
Government National Mortgage Association	5,273

Total Market Value of Collateral Securities	$15,300,000

Natixis Financial Products, Inc. (0.130%)

Security Description	Value

Fannie Mae Interest Strip	$298,557
Fannie Mae Pool	209,829
Fannie Mae REMICS	7,831,026
Freddie Mac REMICS	4,457,160
Government National Mortgage Association	567,658
United States Treasury Note/Bond	1,935,828

Total Market Value of Collateral Securities	$15,300,058

RBS Securities, Inc. (0.270%)

Security Description	Value

Fannie Mae REMICS	$1,546,474
FHLMC Structured Pass Through Securities	3,529,088
Freddie Mac REMICS	3,936,888
Freddie Mac Strips	1,081,557
Government National Mortgage Association	106,027

Total Market Value of Collateral Securities	$10,200,034

(g) Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2010.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$62,149,921	$—	$—	$62,149,921
Consumer Staples	174,175,437	—	—	174,175,437
Energy	302,648,606	—	—	302,648,606
Financials	269,750,150	—	—	269,750,150
Health Care	199,450,249	—	—	199,450,249
Industrials	142,280,679	—	—	142,280,679
Information Technology	194,360,481	—	—	194,360,481
Materials	40,349,646	—	—	40,349,646
Telecommunication Services	97,515,682	—	—	97,515,682
Utilities	65,678,038	—	—	65,678,038

Total Equity Securities	1,548,358,889	—	—	1,548,358,889

Other
Affiliated Money Market Fund(c)	125,771,416	—	—	125,771,416
Investments of Cash Collateral Received for Securities on Loan	—	203,281,634	—	203,281,634

Total Other	125,771,416	203,281,634	—	329,053,050

Total	$1,674,130,305	$203,281,634	$—	$1,877,411,939

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Portfolio of Investments
Variable Portfolio - Partners Small Cap Growth Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (98.1%)

CONSUMER DISCRETIONARY (15.5%)

Auto Components (—%)

Qihoo 360 Technology Co Ltd., ADR(a)(b)	3,900	$115,401

Diversified Consumer Services (2.4%)

Capella Education Co.(b)(c)	126,524	6,299,630
Service Corp. International	549,877	6,081,640

Total		12,381,270

Hotels, Restaurants & Leisure (2.8%)

7 Days Group Holdings Ltd., ADR(a)(b)(c)	121,434	2,462,681
BJ’s Restaurants, Inc.(b)(c)	123,100	4,841,523
Bravo Brio Restaurant Group, Inc.(b)	37,737	667,568
California Pizza Kitchen, Inc.(b)(c)	155,177	2,619,388
Life Time Fitness, Inc.(b)	80,230	2,993,381
Texas Roadhouse, Inc.	58,000	985,420

Total		14,569,961

Internet & Catalog Retail (1.4%)

Makemytrip Ltd.(a)(b)	94,000	2,755,140
Shutterfly, Inc.(b)(c)	82,682	4,329,230

Total		7,084,370

Leisure Equipment & Products (1.3%)

Hasbro, Inc.	66,261	3,103,665
Sturm Ruger & Co., Inc.(c)	156,763	3,600,846

Total		6,704,511

Media (0.6%)

IMAX Corp.(a)(b)(c)	90,710	2,900,906

Specialty Retail (6.3%)

Cabela’s, Inc.(b)(c)	303,712	7,595,837
CarMax, Inc.(b)(c)	68,972	2,214,001
Dick’s Sporting Goods, Inc.(b)	36,800	1,471,264
hhgregg, Inc.(b)(c)	28,792	385,525
Hibbett Sports, Inc.(b)(c)	82,420	2,951,460
Lumber Liquidators Holdings, Inc.(b)(c)	115,429	2,884,571
Pacific Sunwear of California, Inc.(b)(c)	254,173	917,565
Rue21, Inc.(b)(c)	87,976	2,533,709
Tractor Supply Co.	72,740	4,354,216
Ulta Salon Cosmetics & Fragrance, Inc.(b)(c)	93,110	4,481,384
Vitamin Shoppe, Inc.(b)(c)	80,360	2,718,579

Total		32,508,111

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Textiles, Apparel & Luxury Goods (0.7%)

Volcom, Inc.(c)	154,663	$2,865,905
Warnaco Group, Inc. (The)(b)(c)	11,910	681,133

Total		3,547,038

TOTAL CONSUMER DISCRECTIONARY		79,811,568

CONSUMER STAPLES (4.7%)

Beverages (0.7%)

Constellation Brands, Inc., Class A(b)	178,319	3,616,310

Food & Staples Retailing (1.9%)

Pricesmart, Inc.(c)	175,662	6,436,256
United Natural Foods, Inc.(b)(c)	73,975	3,315,559

Total		9,751,815

Food Products (1.5%)

Green Mountain Coffee Roasters, Inc.(b)(c)	118,400	7,649,824

Household Products (0.6%)

Energizer Holdings, Inc.(b)	46,064	3,277,914

TOTAL CONSUMER STAPLES		24,295,863

ENERGY (7.5%)

Energy Equipment & Services (3.1%)

Atwood Oceanics, Inc.(b)(c)	189,056	8,777,870
Core Laboratories NV(a)(c)	33,506	3,423,308
Lufkin Industries, Inc.(c)	38,189	3,569,526

Total		15,770,704

Oil, Gas & Consumable Fuels (4.4%)

Approach Resources, Inc.(b)	52,800	1,774,080
Berry Petroleum Co., Class A(c)	49,465	2,495,509
Brigham Exploration Co.(b)	252,205	9,376,982
Houston American Energy Corp.(c)	89,312	1,376,298
Northern Oil and Gas, Inc.(b)(c)	197,778	5,280,673
Oasis Petroleum, Inc.(b)(c)	75,700	2,393,634

Total		22,697,176

TOTAL ENERGY		38,467,880

FINANCIALS (10.4%)

Capital Markets (2.5%)

Eaton Vance Corp.(c)	115,940	3,737,906
Financial Engines, Inc.(b)(c)	206,897	5,702,081
Janus Capital Group, Inc.	266,900	3,328,243

Total		12,768,230

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Commercial Banks (0.6%)

SVB Financial Group(b)(c)	45,875	$2,611,664
Wilshire Bancorp, Inc.(b)(c)	97,356	477,044

Total		3,088,708

Consumer Finance (0.1%)

Green Dot Corp., Class A(b)	6,908	296,422

Insurance (4.1%)

Alleghany Corp.(b)(c)	9,051	2,995,521
MBIA, Inc.(b)(c)	494,271	4,962,481
Montpelier Re Holdings Ltd.(a)(c)	260,576	4,604,378
Tower Group, Inc.	144,891	3,481,731
Wesco Financial Corp.(c)	4,373	1,701,971
White Mountains Insurance Group Ltd.(a)(c)	9,404	3,424,937

Total		21,171,019

Real Estate Investment Trusts (REITs) (2.1%)

First Industrial Realty Trust, Inc.(b)(c)	283,762	3,373,930
Hatteras Financial Corp.(c)	132,691	3,731,271
UDR, Inc.(c)	155,472	3,788,853

Total		10,894,054

Real Estate Management & Development (1.0%)

China Real Estate Information Corp., ADR(a)(b)(c)	7,567	59,099
Tejon Ranch Co.(b)	141,853	5,211,679

Total		5,270,778

TOTAL FINANCIALS		53,489,211

HEALTH CARE (15.7%)

Biotechnology (3.2%)

Ardea Biosciences, Inc.(b)	29,177	837,088
Arqule, Inc.(b)(c)	115,141	824,409
AVEO Pharmaceuticals, Inc.(b)(c)	57,520	770,193
BioMimetic Therapeutics, Inc.(b)(c)	203,700	2,670,507
Chelsea Therapeutics International Ltd.(b)	258,183	1,006,914
Exact Sciences Corp.(b)(c)	119,710	881,066
Genomic Health, Inc.(b)(c)	49,543	1,218,758
Human Genome Sciences, Inc.(b)(c)	160,478	4,405,121
InterMune, Inc.(b)(c)	33,120	1,562,933
Ironwood Pharmaceuticals, Inc.(b)(c)	63,750	892,500
QLT, Inc.(a)(b)	104,823	728,520
Targacept, Inc.(b)(c)	32,850	873,481

Total		16,671,490

Health Care Equipment & Supplies (5.5%)

Delcath Systems, Inc.(b)(c)	108,681	800,979
DexCom, Inc.(b)(c)	292,891	4,545,668

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Equipment & Supplies (cont.)

HeartWare International, Inc.(b)(c)	49,077	$4,197,556
MAKO Surgical Corp.(b)(c)	76,597	1,853,648
Masimo Corp.(c)	98,990	3,276,569
NxStage Medical, Inc.(b)(c)	170,597	3,749,722
SonoSite, Inc.(b)	48,000	1,599,360
Volcano Corp.(b)	250,847	6,421,683
Zoll Medical Corp.(b)(c)	48,200	2,159,842

Total		28,605,027

Health Care Providers & Services (3.0%)

Catalyst Health Solutions, Inc.(b)	31,204	1,745,240
ePocrates, Inc.(b)	21,894	433,501
HMS Holdings Corp.(b)(c)	50,600	4,141,610
Owens & Minor, Inc.(c)	90,151	2,928,105
Tenet Healthcare Corp.(b)	807,054	6,012,552

Total		15,261,008

Health Care Technology (1.2%)

athenahealth, Inc.(b)	78,202	3,529,256
SXC Health Solutions Corp.(a)(b)	53,120	2,910,976

Total		6,440,232

Life Sciences Tools & Services (0.1%)

Fluidigm Corp.(b)	22,790	326,125

Pharmaceuticals (2.7%)

Akorn, Inc.(b)	621,310	3,584,958
Cardiome Pharma Corp.(a)(b)	86,378	369,698
Corcept Therapeutics, Inc.(b)	221,244	940,287
Impax Laboratories, Inc.(b)(c)	103,100	2,623,895
Jazz Pharmaceuticals, Inc.(b)(c)	47,600	1,516,060
MAP Pharmaceuticals, Inc.(b)(c)	54,553	752,286
Mylan, Inc.(b)	147,990	3,354,933
Optimer Pharmaceuticals, Inc.(b)	54,607	646,001

Total		13,788,118

TOTAL HEALTH CARE		81,092,000

INDUSTRIALS (14.1%)

Commercial Services & Supplies (2.6%)

Clean Harbors, Inc.(b)	47,896	4,725,419
Corrections Corp. of America(b)	229,588	5,601,947
Higher One Holdings, Inc.(b)(c)	74,500	1,076,525
Knoll, Inc.(c)	99,231	2,079,882
ServiceSource International, Inc.(b)	3,650	44,457

Total		13,528,230

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Construction & Engineering (0.5%)

Insituform Technologies, Inc., Class A(b)(c)	88,804	$2,375,507

Electrical Equipment (0.8%)

Polypore International, Inc.(b)(c)	72,510	4,175,126

Industrial Conglomerates (1.2%)

Tredegar Corp.(c)	279,247	6,026,150

Machinery (3.9%)

Altra Holdings, Inc.(b)(c)	171,270	4,045,397
Badger Meter, Inc.(c)	27,340	1,126,681
Chart Industries, Inc.(b)(c)	97,931	5,390,122
Force Protection, Inc.(b)(c)	455,784	2,233,342
Greenbrier Companies, Inc.(b)	72,700	2,063,226
Middleby Corp.(b)(c)	9,930	925,675
Robbins & Myers, Inc.	36,100	1,660,239
Sun Hydraulics Corp.(c)	19,100	823,210
Trimas Corp.(b)	77,900	1,674,850

Total		19,942,742

Marine (1.4%)

Alexander & Baldwin, Inc.(c)	157,783	7,202,794

Professional Services (0.7%)

Resources Connection, Inc.(c)	193,097	3,744,151

Road & Rail (2.2%)

Genesee & Wyoming, Inc., Class A(b)(c)	53,000	3,084,600
Kansas City Southern(b)	41,309	2,249,275
Old Dominion Freight Line, Inc.(b)(c)	178,684	6,270,022

Total		11,603,897

Trading Companies & Distributors (0.8%)

DXP Enterprises, Inc.(b)(c)	53,400	1,232,472
WESCO International, Inc.(b)(c)	44,837	2,802,312

Total		4,034,784

TOTAL INDUSTRIALS		72,633,381

INFORMATION TECHNOLOGY (26.5%)

Communications Equipment (2.4%)

Aruba Networks, Inc.(b)	242,069	8,191,615
Ixia(b)(c)	126,200	2,004,056
Riverbed Technology, Inc.(b)	17,920	674,688
ShoreTel, Inc.(b)(c)	187,000	1,539,010

Total		12,409,369

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Computers & Peripherals (1.3%)

Smart Technologies, Inc., Class A(a)(b)(c)	315,550	$3,221,766
Stratasys, Inc.(b)(c)	76,351	3,588,497

Total		6,810,263

Electronic Equipment, Instruments & Components (1.7%)

Hollysys Automation Technologies Ltd.(a)(b)(c)	156,163	2,076,968
OSI Systems, Inc.(b)	37,608	1,411,428
Rofin-Sinar Technologies, Inc.(b)(c)	27,300	1,078,350
Universal Display Corp.(b)	76,433	4,206,872

Total		8,773,618

Internet Software & Services (8.3%)

AOL, Inc.(b)(c)	174,731	3,412,496
ChinaCache International Holdings Ltd., ADR(a)(b)(c)	63,600	1,159,428
comScore, Inc.(b)(c)	54,600	1,611,246
Cornerstone OnDemand, Inc.(b)	21,323	388,718
Demand Media, Inc.(b)(c)	45,000	1,059,750
Envestnet, Inc.(b)(c)	156,100	2,097,984
IntraLinks Holdings, Inc.(b)(c)	28,275	756,074
KIT Digital, Inc.(b)(c)	67,513	812,857
LivePerson, Inc.(b)(c)	293,350	3,707,944
LogMeIn, Inc.(b)(c)	75,940	3,201,630
LoopNet, Inc.(b)(c)	149,954	2,121,849
MercadoLibre, Inc.	30,980	2,528,897
Perficient, Inc.(b)	197,780	2,375,338
QuinStreet, Inc.(b)(c)	44,800	1,018,304
SciQuest, Inc.(b)(c)	129,894	1,886,061
Soufun Holdings Ltd., ADR(a)(b)(c)	45,800	856,918
support.com, Inc.(b)(c)	205,400	1,066,026
Travelzoo, Inc.(b)(c)	17,100	1,138,689
ValueClick, Inc.(b)(c)	331,289	4,790,439
Velti PLC(a)(b)	138,232	1,740,341
VistaPrint NV(a)(b)	50,130	2,601,747
Youku.com, Inc., ADR(a)(b)(c)	51,083	2,426,953

Total		42,759,689

IT Services (0.5%)

Wright Express Corp.(b)(c)	51,010	2,644,358

Semiconductors & Semiconductor Equipment (4.3%)

Cavium Networks, Inc.(b)(c)	83,554	3,754,081
Entegris, Inc.(b)(c)	254,920	2,235,648
Entropic Communications, Inc.(b)(c)	88,970	751,797
EZchip Semiconductor Ltd.(a)(b)(c)	46,500	1,378,493
MaxLinear, Inc., Class A(b)(c)	216,378	1,767,808
Micrel, Inc.(c)	307,394	4,143,671
Netlogic Microsystems, Inc.(b)(c)	62,610	2,630,872

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Semiconductors & Semiconductor Equipment (cont.)

Power Integrations, Inc.(c)	85,500	$3,277,215
Silicon Laboratories, Inc.(b)(c)	47,850	2,067,599

Total		22,007,184

Software (8.0%)

Advent Software, Inc.(b)	152,060	4,359,560
Allot Communications Ltd.(b)(c)	74,200	1,161,972
Ariba, Inc.(b)(c)	74,090	2,529,433
Concur Technologies, Inc.(b)(c)	16,310	904,390
Fortinet, Inc.(b)	130,615	5,747,060
MicroStrategy, Inc., Class A(b)	11,318	1,522,045
PROS Holdings, Inc.(b)(c)	209,791	3,056,655
QLIK Technologies, Inc.(b)	69,435	1,805,310
Radiant Systems, Inc.(b)(c)	89,400	1,582,380
RealD, Inc.(b)	21,309	583,014
RealPage, Inc.(b)(c)	61,800	1,713,714
SuccessFactors, Inc.(b)(c)	168,190	6,574,547
Take-Two Interactive Software, Inc.(b)(c)	194,725	2,992,923
Ultimate Software Group, Inc.(b)(c)	72,486	4,258,552
VanceInfo Technologies, Inc., ADR(a)(b)(c)	73,500	2,308,635

Total		41,100,190

TOTAL INFORMATION TECHNOLOGY		136,504,671

MATERIALS (3.7%)

Chemicals (3.1%)

Albemarle Corp.	96,443	5,764,398
NewMarket Corp.(c)	49,244	7,791,386
Solutia, Inc.(b)	84,500	2,146,300

Total		15,702,084

Construction Materials (0.6%)

Martin Marietta Materials, Inc.(c)	35,586	3,190,996

TOTAL MATERIALS		18,893,080

Total Common Stocks (Cost: $379,153,301)		$505,187,654

Limited Partnerships (0.9%)

ENERGY (0.9%)

Oil, Gas & Consumable Fuels (0.9%)

Kinder Morgan Management LLC(b)(d)	71,229	$4,671,910

Total Limited Partnerships (Cost: $3,784,864)		$4,671,910

	Shares	Value

Money Market Fund (1.9%)
Columbia Short-Term Cash Fund, 0.229%(e)(f)	9,719,253	$9,719,253

Total Money Market Fund (Cost: $9,719,253)		$9,719,253

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (28.8%)

Asset-Backed Commercial Paper (2.0%)

Macquarie Bank Ltd.
05/09/11	0.395%	$2,497,559	$2,497,559
Rhein-Main Securitisation Ltd.
04/18/11	0.551%	1,997,342	1,997,342
Rheingold Securitization
04/20/11	0.551%	998,701	998,701
05/16/11	0.551%	4,993,201	4,993,201

Total			10,486,803

Certificates of Deposit (11.6%)

Barclays Bank PLC
06/15/11	0.400%	5,000,000	5,000,000
Credit Industrial et Commercial
05/23/11	0.400%	3,000,000	3,000,000
06/07/11	0.400%	2,000,000	2,000,000
Development Bank of Singapore Ltd.
04/26/11	0.400%	1,000,000	1,000,000
05/17/11	0.400%	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04/04/11	0.380%	2,000,000	2,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	3,000,000	3,000,000
06/27/11	0.380%	2,000,000	2,000,000
KBC Bank NV
04/29/11	0.450%	5,000,000	5,000,000
Landesbank Hessen Thuringen
04/11/11	0.300%	4,000,000	4,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/18/11	0.350%	4,995,677	4,995,677
N.V. Bank Nederlandse Gemeenten
06/30/11	0.360%	5,000,000	5,000,000
Norinchukin Bank
04/25/11	0.340%	2,500,000	2,500,000
05/13/11	0.350%	2,000,000	2,000,000
Societe Generale
07/01/11	0.364%	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	3,000,000	3,000,000
Sumitomo Trust & Banking Co., Ltd.
05/25/11	0.370%	4,995,431	4,995,431
United Overseas Bank Ltd.
05/23/11	0.400%	2,000,000	2,000,000

Total			59,491,108

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (1.5%)

Macquarie Bank Ltd.
06/30/11	0.400%	$2,996,933	$2,996,933
Royal Park Investments Funding Corp.
06/28/11	0.601%	4,992,417	4,992,417

Total			7,989,350

Money Market Fund (1.0%)

JP Morgan Prime Money Market Fund, 0.010%(f)		5,000,000	5,000,000

Other Short-Term Obligations (0.8%)

Goldman Sachs Group, Inc. (The)
04/20/11	0.270%	2,000,000	2,000,000
Natixis Financial Products LLC
04/01/11	0.470%	2,000,000	2,000,000

Total			4,000,000

Repurchase Agreements (11.9%)

Barclays Capital, Inc.(g)
dated 10/13/10, matures 04/15/11,
repurchase price $4,000,450
	0.270%	4,000,000	4,000,000
dated 01/04/11, matures 04/15/11,
repurchase price $3,000,338
	0.270%	3,000,000	3,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Cantor Fitzgerald & Co. dated 03/31/11, matures 04/01/11, repurchase price $15,000,096(g)
	0.230%	$15,000,000	$15,000,000
Citigroup Global Markets, Inc.(g)
dated 03/31/11, matures 04/01/11, repurchase price $14,000,051
	0.130%	14,000,000	14,000,000
repurchase price $5,000,018
	0.130%	5,000,000	5,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $1,041,916(g)
	0.160%	1,041,912	1,041,912
MF Global Holdings Ltd.
dated 03/31/11, matures 04/01/11, repurchase price $10,000,081(g)
	0.290%	10,000,000	10,000,000
Natixis Financial Products, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $4,000,014(g)
	0.130%	4,000,000	4,000,000
Nomura Securities
dated 03/31/11, matures 04/01/11, repurchase price $5,000,033(g)
	0.240%	5,000,000	5,000,000

Total			61,041,912

Total Investments of Cash Collateral Received for
Securities on Loan (Cost: $148,009,173)			$148,009,173

Total Investments (Cost: $540,666,591)			$667,587,990(h)
Other Assets & Liabilities, Net			(152,785,257)

Net Assets			$514,802,733

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 8.07% of net assets.

(b)	Non-income producing.

(c)	At March 31, 2011, security was partially or fully on loan.

(d)	The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At March 31, 2011, there was no capital committed to the LLC or LP for future investment.

(e)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	from Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$4,581,311	$34,081,932	$(28,943,990)	$—	$9,719,253	$3,691	$9,719,253
(f)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$265,038
Arabella Ltd	376,795
BP Capital Markets PLC	136,587
BPCE	533,313
Dexia Delaware LLC	610,350
Electricite De France	479,775
European Investment Bank	380,640
Nationwide Building	260,819
Skandin Ens Banken AG	463,731
Societe Generale	692,952

Total Market Value of Collateral Securities	$4,200,000

Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$198,778
Arabella Ltd	282,597
BP Capital Markets PLC	102,440
BPCE	399,985
Dexia Delaware LLC	457,763
Electricite De France	359,831
European Investment Bank	285,480
Nationwide Building	195,614
Skandin Ens Banken AG	347,798
Societe Generale	519,714

Total Market Value of Collateral Securities	$3,150,000

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$2,083
Fannie Mae Interest Strip	810,715
Fannie Mae Pool	7,140,534
Fannie Mae Principal Strip	76,411
Fannie Mae REMICS	237,771
Federal Farm Credit Bank	136,383
Federal Home Loan Banks	202,359
Federal Home Loan Mortgage Corp	118,552
Federal National Mortgage Association	92,729
FHLMC Structured Pass Through Securities	41,522
Freddie Mac Coupon Strips	899
Freddie Mac Gold Pool	1,011,944
Freddie Mac Non Gold Pool	3,066,100
Freddie Mac REMICS	303,742
Freddie Mac Strips	78,986
Ginnie Mae I Pool	214,596
Ginnie Mae II Pool	652,772
Government National Mortgage Association	253,487
LMA SA & LMA Americas	718
Metlife Short Term Funding	986
Sanofi-Aventis	3,064
Silver Tower US Fund	684
Suncorp-Metway Ltd	2,103
United States Treasury Inflation Indexed Bonds	45,068
United States Treasury Strip Coupon	734,341
United States Treasury Strip Principal	71,453

Total Market Value of Collateral Securities	$15,300,002

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value

Fannie Mae Benchmark REMIC	$61,781
Fannie Mae REMICS	4,569,381
Fannie Mae Whole Loan	106,497
Fannie Mae-Aces	28,721
Freddie Mac Reference REMIC	428,191
Freddie Mac REMICS	6,980,098
Government National Mortgage Association	2,105,331

Total Market Value of Collateral Securities	$14,280,000

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value

Fannie Mae Benchmark REMIC	$22,065
Fannie Mae REMICS	1,631,922
Fannie Mae Whole Loan	38,035
Fannie Mae-Aces	10,257
Freddie Mac Reference REMIC	152,925
Freddie Mac REMICS	2,492,892
Government National Mortgage Association	751,904

Total Market Value of Collateral Securities	$5,100,000

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$1,062,750

Total Market Value of Collateral Securities	$1,062,750

MF Global Holdings Ltd. (0.290%)

Security Description	Value

Fannie Mae REMICS	$219,666
Freddie Mac Gold Pool	6,389,591
Freddie Mac REMICS	141,484
Ginnie Mae I Pool	636,847
Ginnie Mae II Pool	2,632,939
Government National Mortgage Association	179,527

Total Market Value of Collateral Securities	$10,200,054

Natixis Financial Products, Inc. (0.130%)

Security Description	Value

Fannie Mae Interest Strip	$79,615
Fannie Mae Pool	55,954
Fannie Mae REMICS	2,088,274
Freddie Mac REMICS	1,188,576
Government National Mortgage Association	151,376
United States Treasury Note/Bond	516,221

Total Market Value of Collateral Securities	$4,080,016

Nomura Securities (0.240%)

Security Description	Value

Fannie Mae Pool	$3,714,073
Freddie Mac Gold Pool	1,385,927

Total Market Value of Collateral Securities	$5,100,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$79,811,568	$—	$—	$79,811,568
Consumer Staples	24,295,863	—	—	24,295,863
Energy	38,467,880	—	—	38,467,880
Financials	53,489,211	—	—	53,489,211
Health Care	81,092,000	—	—	81,092,000
Industrials	72,633,381	—	—	72,633,381
Information Technology	136,504,671	—	—	136,504,671
Materials	18,893,080	—	—	18,893,080

Total Equity Securities	505,187,654	—	—	505,187,654

Other
Limited Partnerships	4,671,910	—	—	4,671,910
Affiliated Money Market Fund(c)	9,719,253	—	—	9,719,253
Investments of Cash Collateral Received for Securities on Loan	5,000,000	143,009,173	—	148,009,173

Total Other	19,391,163	143,009,173	—	162,400,336

Total	$524,578,817	$143,009,173	$—	$667,587,990

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Portfolio of Investments
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Agency(a) (105.9%)

Federal Home Loan Mortgage Corp.(b)(c)
CMO IO Series 2980 Class SL
11/15/34	14.120%	$1,453,623	$262,682
CMO Series 2863 Class FM
10/15/31	0.755%	18,211,916	18,236,586
CMO Series 3671 Class QF
12/15/36	0.755%	9,437,334	9,467,889
Federal Home Loan Mortgage Corp.(c)
01/01/40-01/01/41	4.000%	1,144,527	1,125,650
03/01/28-02/01/39	5.000%	2,259,203	2,371,515
01/01/38-08/01/39	5.500%	36,931,009	39,432,126
04/01/36-11/01/39	6.000%	25,696,311	27,969,486
Federal Home Loan Mortgage Corp.(c)(d)
04/01/41	4.000%	27,000,000	26,510,625
04/01/41	4.500%	70,000,000	71,115,660
04/01/41	6.000%	13,000,000	14,121,250
Federal National Mortgage Association(b)(c)
CMO Series 2003-W8 Class 3F1
05/25/42	0.650%	9,198,668	9,151,459
CMO Series 2010-38 Class JF
04/25/40	1.150%	13,547,485	13,615,423
CMO Series 2010-54 Class DF
05/25/37	0.500%	17,460,938	17,306,295
CMO Series 2010-54 Class TF
04/25/37	0.800%	15,007,718	15,120,044
Federal National Mortgage Association(c)
01/01/21-12/01/40	3.500%	55,258,846	54,861,720
09/01/13-04/01/41	4.000%	257,988,937	254,259,209
01/01/15-04/01/41	4.500%	44,679,282	46,301,758
04/01/13-05/01/37	5.000%	26,900,798	28,584,438
11/01/13-09/01/38	5.500%	95,887,870	102,932,508
03/01/23-12/01/39	6.000%	46,950,251	51,166,497
08/01/37-11/01/37	6.500%	24,901,293	28,145,393
Federal National Mortgage Association(c)(d)
05/01/41	3.500%	1,500,000	1,408,125
04/01/26	4.000%	24,000,000	24,660,000
05/01/25-04/01/41	4.500%	90,000,000	91,616,853
04/01/41	5.000%	25,000,000	26,156,250
04/01/26	5.500%	5,000,000	5,407,810
04/01/41	6.000%	3,000,000	3,262,734
05/01/40	6.500%	6,000,000	6,705,936
Government National Mortgage Association(b)(c)
CMO Series 2011-H08 Class FA
02/20/61	0.860%	21,000,000	21,001,641

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Agency(a) (continued)

Government National Mortgage Association(c)
08/15/39-03/15/41	3.500%	$88,886,892	$84,831,428
08/15/33-09/15/40	4.500%	57,833,382	59,786,319
08/15/37-12/15/39	5.500%	2,157,365	2,339,858
Government National Mortgage Association(c)(d)
05/01/41	3.500%	4,000,000	3,799,376
05/01/41	4.000%	22,000,000	21,931,250
Government National Mortgage Association(c)(e)
12/15/40	3.500%	30,471,560	29,081,295

Total Residential Mortgage-Backed Securities - Agency (Cost: $1,212,876,055)			$1,214,047,088

Residential Mortgage-Backed Securities - Non-Agency (7.6%)

CC Mortgage Funding Corp.
CMO Series 2004-1A Class A1 (AMBAC)(b)(c)(f)
01/25/35	0.530%	$104,712	$82,285
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2005-4 Class A(b)(c)
08/25/35	5.349%	2,293,439	2,243,819
Deutsche Mortgage Securities, Inc.
CMO Series 2010-RS2 Class A1(b)(c)(f)(g)
10/25/47	1.498%	9,709,999	9,697,004
JP Morgan Chase Commercial Mortgage Securities Corp.
CMO IO Series 2011-C3 Class XA(b)(c)(f)
02/15/46	6.093%	65,000,000	4,800,120
Mortgage Equity Conversion Asset Trust
CMO Series 2007-FF2 Class A(b)(c)(f)
02/25/42	0.770%	2,606,867	2,492,817
NCUA Guaranteed Notes(b)(c)
CMO Series 2011-R4 Class 1A
03/06/20	0.626%	10,000,000	10,000,000
NCUA Guaranteed Notes(b)(c)
CMO Series 2010-R3 Class 2A
12/08/20	0.819%	19,432,422	19,532,621
RiverView HECM Trust(b)(c)(f)
CMO Series 2007-1 Class A
05/25/47	0.800%	7,524,114	7,270,175
CMO Series 2008-1 Class A1
09/26/41	0.998%	13,754,554	13,479,463
Thornburg Mortgage Securities Trust(b)(c)
CMO Series 2006-4 Class A2B
07/25/36	0.370%	4,646,690	4,616,185
CMO Series 2006-5 Class A1
10/25/46	0.370%	4,189,440	4,150,176
WaMu Mortgage Pass-Through Certificates(b)(c)
CMO Series 2003-AR10 Class A7
10/25/33	2.623%	5,329,974	5,346,582
CMO Series 2003-AR9 Class 1A6
09/25/33	2.712%	3,958,628	3,916,049

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $87,493,277)			$87,627,296

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities (2.4%)

BCRR Trust(c)(f)
Series 2010-LEAF Class 24A
04/22/35	4.230%	$1,082,421	$1,085,942
Series 2010-LEAF Class 37A
03/22/34	4.230%	4,125,000	4,226,647
Series 2010-LEAF Class 3A
02/22/41	4.230%	5,733,243	5,856,128
Greenwich Capital Commercial Funding Corp.
Series 2006-FL4A Class A2(b)(c)(f)
11/05/21	0.383%	1,432,857	1,405,164
JP Morgan Chase Commercial Mortgage Securities Corp.(b)(c)(f)
CMO IO Series 2010-C1 Class XA
06/15/43	6.050%	74,864,977	6,447,042
JP Morgan Chase Commercial Mortgage Securities Corp.(c)(f)
Series 2011-C3 Class A3
02/15/46	4.388%	5,100,000	5,120,634
UBS Commercial Mortgage Trust
Series 2007-FL1 Class A1(b)(c)(f)
07/15/24	1.155%	3,798,030	3,665,332

Total Commercial Mortgage-Backed Securities (Cost: $27,316,962)			$27,806,889

Asset-Backed Securities (1.2%)

Citibank Omni Master Trust
Series 2009-A8 Class A8(b)(f)
05/16/16	2.355%	$6,500,000	$6,598,154
SLM Student Loan Trust
Series 2009B Class A1(b)(f)
07/15/42	6.255%	6,947,757	6,713,470

Total Asset-Backed Securities (Cost: $13,323,207)			$13,311,624

U.S. Treasury Obligations (5.0%)

U.S. Treasury
11/30/12	0.500%	$54,000,000	$53,886,114
U.S. Treasury(h)
02/15/21	3.625%	3,700,000	3,752,610

Total U.S. Treasury Obligations (Cost: $57,684,370)			$57,638,724

	Coupon	Principal
Issuer	Rate	Amount	Value

U.S. Government & Agency Obligations (18.1%)

Federal Agricultural Mortgage Corp.
04/29/14	3.125%	$5,000,000	$5,243,695
Federal Home Loan Mortgage Corp.(d)
04/01/40	5.000%	38,000,000	39,656,572
Federal National Mortgage Association(d)
05/01/39	6.500%	5,000,000	5,628,125
05/01/40	4.000%	2,000,000	1,960,624
05/01/40	5.000%	45,000,000	46,926,585
05/01/40	5.500%	1,000,000	1,066,250
Government National Mortgage Association(d)
05/01/38	5.500%	28,500,000	30,802,259
05/01/39	6.000%	21,000,000	23,050,780
05/01/40	4.500%	30,000,000	30,843,750
05/01/40	5.000%	21,000,000	22,207,500

Total U.S. Government & Agency Obligations (Cost: $207,243,657)			$207,386,140

Treasury Note Short-Term (0.5%)

U.S. Treasury Bills
08/18/11	0.140%	$3,270,000	$3,268,291
09/01/11	0.150%	1,290,000	1,289,205
09/15/11	0.160%	1,760,000	1,758,694

Total Treasury Note Short-Term (Cost: $6,316,162)			$6,316,190

Repurchase Agreements (1.8%)

Barclays Capital, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $10,400,038 (collateralized by: U.S. Treasury Note) Total market value $10,400,000
	0.130%	$10,400,000	$10,400,000
Citigroup Global Markets, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $10,000,039 (collateralized by: U.S. Treasury Note) Total market value $10,000,000
	0.140%	10,000,000	10,000,000

Total Repurchase Agreements (Cost: $20,400,000)			$20,400,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (2.3%)

Asset-Backed Commercial Paper (0.2%)

Macquarie Bank Ltd.
05/09/11	0.395%	$999,023	$999,023
Rhein-Main Securitisation Ltd.
04/18/11	0.551%	998,671	998,671

Total			1,997,694

Certificates of Deposit (0.8%)

Credit Industrial et Commercial
06/07/11	0.400%	2,000,000	2,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	2,000,000	2,000,000
KBC Bank NV
04/22/11	0.450%	2,000,000	2,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/23/11	0.345%	1,000,000	1,000,000
Norinchukin Bank
05/09/11	0.350%	2,000,000	2,000,000

Total			9,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (1.3%)

Barclays Capital, Inc.
dated 01/04/11, matures 04/15/11, repurchase price $5,000,563(i)
	0.270%	$5,000,000	$5,000,000
Citigroup Global Markets, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $5,000,018(i)
	0.130%	5,000,000	5,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $178,806(i)
	0.160%	178,806	178,806
MF Global Holdings Ltd.
dated 03/31/11, matures 04/01/11, repurchase price $5,000,040(i)
	0.290%	5,000,000	5,000,000

Total			15,178,806

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $26,176,500)			$26,176,500

Total Investments (Cost: $1,658,830,190)(j)(k)			$1,660,710,451(l)
Other Assets & Liabilities, Net			(514,092,061)

Net Assets			$1,146,618,390

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

U.S. Treasury Note, 10-year	38	$4,523,188	June 2011	$—	$—
Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2011:

	Principal	Settlement	Proceeds
Security Description	Amount	Date	Receivable	Value

Federal National Mortgage Association
04/01/26 3.500%	$14,000,000	04/18/11	$14,096,250	$14,035,000
04/01/26 5.000	3,000,000	04/18/11	3,180,938	3,187,032
05/01/40 4.500	4,000,000	05/12/11	4,048,125	4,056,876
04/01/41 4.000	175,000,000	04/13/11	171,530,273	172,101,650
04/01/41 5.500	6,000,000	04/13/11	6,430,469	6,417,187
Government National Mortgage Association
04/01/41 3.500	119,310,000	04/20/11	113,825,196	113,642,775

(b)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2011.

(c)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	At March 31, 2011, security was partially or fully on loan.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $98,472,998 or 8.59% of net assets.

(g)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2011 was $9,697,004, representing 0.85% of net assets. Information concerning such security holdings at March 31, 2011 was as follows:

	Acquisition
Security Description	Dates	Cost

Deutsche Mortgage Securities, Inc. CMO Series 2010-RS2 Class A1	10/01/10	$10,009,446
1.498% 2047

(h)	At March 31, 2011, investments in securities included securities valued at $61,110 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$331,297
Arabella Ltd	470,994
BP Capital Markets PLC	170,734
BPCE	666,641
Dexia Delaware LLC	762,938
Electricite De France	599,720
European Investment Bank	475,799
Nationwide Building	326,024
Skandin Ens Banken AG	579,663
Societe Generale	866,190

Total Market Value of Collateral Securities	$5,250,000

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value

Fannie Mae Benchmark REMIC	$22,065
Fannie Mae REMICS	1,631,922
Fannie Mae Whole Loan	38,035
Fannie Mae-Aces	10,257
Freddie Mac Reference REMIC	152,925
Freddie Mac REMICS	2,492,892
Government National Mortgage Association	751,904

Total Market Value of Collateral Securities	$5,100,000

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$182,382

Total Market Value of Collateral Securities	$182,382

MF Global Holdings Ltd. (0.290%)

Security Description	Value

Fannie Mae REMICS	$109,833
Freddie Mac Gold Pool	3,194,796
Freddie Mac REMICS	70,742
Ginnie Mae I Pool	318,423
Ginnie Mae II Pool	1,316,470
Government National Mortgage Association	89,763

Total Market Value of Collateral Securities	$5,100,027

(j)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$1,081	$—	$(1,081)	$—	$—	$—	$—

(k)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $1,658,830,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,833,000
Unrealized Depreciation	(3,953,000)

Net Unrealized Appreciation	$1,880,000

(l)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

AMBAC	Ambac Assurance Corporation

CMO	Collateralized Mortgage Obligation

IO	Interest Only
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Residential Mortgage-Backed Securities - Agency	$—	$1,193,045,447	$21,001,641	$1,214,047,088
Residential Mortgage-Backed Securities - Non-Agency	—	54,384,842	33,242,454	87,627,296
Commercial Mortgage-Backed Securities	—	27,806,889	—	27,806,889
Asset-Backed Securities	—	13,311,624	—	13,311,624
U.S. Treasury Obligations	57,638,724	—	—	57,638,724
U.S. Government & Agency Obligations	—	207,386,140	—	207,386,140

Total Bonds	57,638,724	1,495,934,942	54,244,095	1,607,817,761

Short-Term Securities
Treasury Note Short-Term	6,316,190	—	—	6,316,190
Repurchase Agreements	—	20,400,000	—	20,400,000

Total Short-Term Securities	6,316,190	20,400,000	—	26,716,190

Other
Investments of Cash Collateral Received for Securities on Loan	—	26,176,500	—	26,176,500

Total Other	—	26,176,500	—	26,176,500

Total	$63,954,914	$1,542,511,442	$54,244,095	$1,660,710,451

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential	Residential
	Mortgage-Backed	Mortgage-Backed
	Securities-	Securities- Non-
	Agency	Agency	Total

Balance as of December 31, 2010	$—	$33,454,462	$33,454,462
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	2,154	2,154
Change in unrealized appreciation (depreciation)*	—	—	—
Sales	—	(57,536)	(57,536)
Purchases	21,001,641	19,818,374	40,820,015
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(19,975,000)	(19,975,000)

Balance as of March 31, 2011	$21,001,641	$33,242,454	$54,244,095

*	Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2011 was $0.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Variable Portfolio – Pyramis International Equity Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (94.6%)

AUSTRALIA (8.8%)

AMP Ltd.(a)	264,300	$1,486,121
Australia & New Zealand Banking Group Ltd.(a)	468,300	11,527,279
BHP Billiton Ltd.(a)	181,600	8,716,343
Billabong International Ltd.(a)	213,700	1,667,180
CSL Ltd.(a)	124,877	4,611,895
Commonwealth Bank of Australia(a)	204,804	11,096,722
Foster’s Group Ltd.(a)	1,130,209	6,683,041
Incitec Pivot Ltd.(a)	324,800	1,454,020
MAp Group(a)	1,879,100	5,907,826
Macquarie Group Ltd.(a)	83,700	3,163,789
Metcash Ltd.(a)	712,436	3,063,644
Newcrest Mining Ltd.(a)	253,026	10,423,248
Origin Energy Ltd.(a)	242,040	4,062,270
QBE Insurance Group Ltd.(a)	42,900	784,687
Ramsay Health Care Ltd.(a)	52,570	1,038,588
Rio Tinto Ltd.(a)	110,900	9,720,244
Suncorp-Metway Ltd.(a)	264,000	2,316,264
Telstra Corp., Ltd.(a)	914,854	2,668,611
Wesfarmers Ltd.(a)	38,500	1,264,912
Westfield Group(a)	403,800	3,899,313

Total		95,555,997

AUSTRIA (0.4%)

Erste Group Bank AG(a)	30,920	1,560,204
Verbund AG(a)	65,522	2,911,090

Total		4,471,294

BELGIUM (1.1%)

Ageas(a)	1,022,900	2,906,555
KBC Groep NV(a)(b)	66,573	2,503,503
Umicore SA(a)	135,700	6,730,027

Total		12,140,085

BERMUDA (0.6%)

Li & Fung Ltd.(a)	838,000	4,285,527
Orient Overseas International Ltd.(a)	182,000	1,904,943

Total		6,190,470

DENMARK (2.1%)

Carlsberg A/S, Series B(a)	38,075	4,099,728
Novo Nordisk A/S, Series B(a)(c)	130,900	16,445,849
William Demant Holding AS(a)(b)	23,875	2,067,484

Total		22,613,061

FINLAND (0.7%)

Fortum OYJ(a)(c)	221,800	7,531,463

Issuer	Shares	Value

Common Stocks (continued)

FRANCE (8.6%)

AXA SA(a)	333,400	$6,966,928
Accor SA(a)	86,400	3,882,151
Air Liquide SA(a)	17,900	2,378,492
Alstom SA(a)	103,100	6,096,576
BNP Paribas(a)	130,700	9,559,615
Cap Gemini SA(a)	37,700	2,189,764
Christian Dior SA(a)	14,200	1,998,940
Credit Agricole SA(a)	324,000	5,317,219
Eiffage SA(a)	28,900	1,736,170
Iliad SA(a)(c)	22,500	2,697,639
L’Oreal SA(a)	50,240	5,852,648
LVMH Moet Hennessy Louis Vuitton SA(a)	38,922	6,161,398
PPR(a)	28,100	4,306,890
Safran SA(a)	116,000	4,100,015
Sanofi-Aventis SA(a)	110,830	7,770,950
Schneider Electric SA(a)	45,200	7,725,324
Societe Generale(a)	146,700	9,532,360
VINCI SA(a)	82,600	5,161,790

Total		93,434,869

GERMANY (8.9%)

Allianz SE(a)	30,701	4,308,740
BASF SE(a)	84,300	7,291,249
BMW AG(a)	71,409	5,945,547
Bayer AG(a)	100,500	7,782,295
Deutsche Boerse AG(a)	57,800	4,386,501
Deutsche Post AG(a)	225,000	4,056,025
Deutsche Telekom AG(a)	231,800	3,570,869
E.ON AG(a)	55,123	1,683,492
Fresenius Medical Care AG & Co. KGaA(a)	45,000	3,022,249
GEA Group AG(a)	75,800	2,496,527
HeidelbergCement AG(a)	43,900	3,066,269
Lanxess AG(a)	37,900	2,834,912
Linde AG(a)	54,807	8,656,594
MAN SE(a)	32,770	4,086,863
Metro AG(a)	53,600	3,662,502
SAP AG(a)	148,800	9,109,985
Siemens AG(a)	117,633	16,122,468
ThyssenKrupp AG(a)	30,100	1,229,821
Wacker Chemie AG(a)	13,600	3,058,770

Total		96,371,678

GUERNSEY (0.3%)

Resolution Ltd.(a)	650,500	3,087,810

Issuer	Shares	Value

Common Stocks (continued)

HONG KONG (2.2%)

AIA Group Ltd.(a)(b)	938,000	$2,888,083
BOC Hong Kong Holdings Ltd.(a)(c)	1,133,000	3,693,857
Cathay Pacific Airways Ltd.(a)	648,000	1,552,159
Cheung Kong Holdings Ltd.(a)	167,000	2,722,072
Hang Lung Properties Ltd.(a)	393,000	1,723,687
Henderson Land Development Co., Ltd.(a)(c)	382,000	2,647,079
PCCW Ltd.(a)	3,307,000	1,377,563
Swire Pacific Ltd., Series A(a)	218,000	3,192,881
Wharf Holdings Ltd.(a)(c)	580,000	3,994,931

Total		23,792,312

ISRAEL (0.3%)

Mizrahi Tefahot Bank Ltd.(a)	241,800	2,730,476

ITALY (2.9%)

Enel SpA(a)	1,190,496	7,504,533
Fiat Industrial SpA(a)(b)	258,300	3,708,214
Intesa Sanpaolo SpA(a)	2,226,400	6,588,168
Saipem SpA(a)	193,000	10,259,716
Telecom Italia SpA(a)	1,819,400	2,797,621

Total		30,858,252

JAPAN (19.3%)

ABC-Mart, Inc.(a)(c)	45,100	1,642,161
Air Water, Inc.(a)	106,000	1,290,931
Aisin Seiki Co., Ltd.(a)	63,000	2,189,955
Asahi Glass Co., Ltd.(a)	229,000	2,881,127
Astellas Pharma, Inc.(a)(c)	91,000	3,369,996
Bridgestone Corp.(a)	162,000	3,387,552
Canon, Inc.(a)	32,100	1,380,614
Chiyoda Corp.(a)(c)	109,000	998,285
Coca-Cola West Co., Ltd.(a)	10,600	201,929
Dena Co., Ltd.(a)	42,000	1,519,997
Denso Corp.(a)	80,300	2,670,370
East Japan Railway Co.(a)	30,600	1,699,187
Elpida Memory, Inc.(a)(b)(c)	170,000	2,186,213
FUJIFILM Holdings Corp.(a)	99,000	3,068,530
Fanuc Corp.(a)	34,500	5,214,915
Fuji Heavy Industries Ltd.(a)(c)	238,000	1,537,791
Fujitsu Ltd.(a)	167,000	943,726
Hirose Electric Co., Ltd.(a)(c)	13,700	1,474,896
Hitachi Ltd.(a)	293,000	1,525,234
Honda Motor Co., Ltd.(a)	222,000	8,248,102
Hoya Corp.(a)(c)	80,900	1,846,216
ITOCHU Corp.(a)	338,000	3,537,124
JFE Holdings, Inc.(a)	54,800	1,604,520

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

JSR Corp.(a)(c)	126,000	$2,526,929
Japan Tobacco, Inc.(a)	1,076	3,890,154
KDDI Corp.(a)	383	2,367,966
Kamigumi Co., Ltd.(a)	155,000	1,322,742
Komatsu Ltd.(a)	176,700	5,994,661
Kubota Corp.(a)(c)	222,000	2,089,031
Kyocera Corp.(a)	31,400	3,182,312
Lawson, Inc.(a)	17,300	833,860
MS&AD Insurance Group Holdings, Inc.(a)(c)	64,000	1,460,453
Makita Corp.(a)	39,000	1,814,152
Mitsubishi Chemical Holdings Corp.(a)	194,000	1,222,010
Mitsubishi Corp.(a)	215,000	5,961,610
Mitsubishi Estate Co., Ltd.(a)	209,000	3,531,902
Mitsubishi Materials Corp.(a)(c)	472,000	1,598,753
Mitsubishi Tanabe Pharma Corp.(a)(c)	190,000	3,080,933
Mitsubishi UFJ Financial Group, Inc.(a)(c)	458,700	2,113,535
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)	32,000	1,283,613
Mitsui & Co., Ltd.(a)(c)	317,000	5,675,527
Mitsui Chemicals, Inc.(a)(c)	441,000	1,565,353
Mizuho Financial Group, Inc.(a)(c)	1,882,300	3,105,966
NHK Spring Co., Ltd.(a)(c)	106,000	1,050,252
NKSJ Holdings, Inc.(a)(c)	342,000	2,232,515
NOK Corp.(a)	64,900	1,154,214
NSK Ltd.(a)(c)	225,000	1,940,984
NTT DoCoMo, Inc.(a)(c)	1,106	1,930,794
Nintendo Co., Ltd.(a)(c)	12,300	3,344,491
Nippon Telegraph & Telephone Corp.(a)	87,700	3,917,115
Nippon Yusen KK(a)	599,000	2,343,479
Nitto Denko Corp.(a)	26,700	1,414,778
Nomura Holdings, Inc.(a)	324,000	1,674,753
ORIX Corp.(a)(c)	44,000	4,124,270
Obayashi Corp.(a)(c)	282,000	1,250,569
Panasonic Corp.(a)	215,000	2,723,551
Promise Co., Ltd.(a)(b)(c)	245,800	1,723,555
Rakuten, Inc.(a)(c)	2,271	2,037,464
Rohto Pharmaceutical Co., Ltd.(a)	104,000	1,116,992
SMC Corp.(a)	6,400	1,053,394
Sega Sammy Holdings, Inc.(a)	12,200	211,574
Sekisui House Ltd.(a)	187,000	1,745,117
Seven & I Holdings Co., Ltd.(a)	137,200	3,494,972
Shin-Etsu Chemical Co., Ltd.(a)	66,500	3,309,729
SoftBank Corp.(a)	154,900	6,171,884
Sony Corp.(a)	86,600	2,762,197
Sony Financial Holdings, Inc.(a)	116,800	2,314,347

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Start Today Co., Ltd.(a)	76,100	$1,173,370
Sumitomo Chemical Co., Ltd.(a)(c)	408,000	2,038,414
Sumitomo Corp.(a)	215,000	3,072,614
Sumitomo Mitsui Financial Group, Inc.(a)	297,500	9,230,028
Sumitomo Mitsui Trust Holdings, Inc.(a)	655,600	2,322,560
T&D Holdings, Inc.(a)(c)	81,000	1,995,712
TDK Corp.(a)	45,400	2,684,998
Takashimaya Co., Ltd.(a)	195,000	1,246,154
Terumo Corp.(a)	53,900	2,839,829
Tokyo Electric Power Co., Inc. (The)(a)(c)	101,100	563,499
Tokyo Electron Ltd.(a)	54,300	2,993,748
Tokyo Gas Co., Ltd.(a)(c)	176,000	802,804
Toshiba Corp.(a)	280,000	1,369,089
Toyo Suisan Kaisha Ltd.(a)(c)	53,000	1,150,787
Toyota Motor Corp.(a)	200,000	7,936,855
Ube Industries Ltd.(a)	503,000	1,601,361
West Japan Railway Co.(a)(c)	271	1,044,736

Total		208,150,381

NETHERLANDS (4.1%)

ASML Holding NV(a)(b)	102,400	4,513,270
Aegon NV(a)(b)	676,100	5,062,962
Gemalto NV(a)(c)	47,400	2,331,317
ING Groep NV-CVA(a)(b)	526,100	6,658,852
Koninklijke KPN NV(a)(c)	273,367	4,656,735
Koninklijke Philips Electronics NV(a)(c)	265,500	8,486,690
STMicroelectronics NV(a)	206,200	2,554,060
Unilever NV-CVA(a)	318,400	9,983,603

Total		44,247,489

NORWAY (1.9%)

Aker Solutions ASA(a)(c)	141,100	3,242,857
DnB NOR ASA(a)	232,000	3,559,550
Statoil ASA(a)	123,300	3,417,909
Storebrand ASA(a)(b)	140,000	1,201,211
Telenor ASA(a)	334,100	5,497,600
Yara International ASA(a)	64,100	3,247,741

Total		20,166,868

PAPUA NEW GUINEA (0.2%)

Oil Search Ltd.(a)	306,600	2,258,055

SINGAPORE (1.2%)

Keppel Corp., Ltd.(a)	507,000	4,945,920

Issuer	Shares	Value

Common Stocks (continued)

SINGAPORE (CONTINUED)

Keppel Land Ltd.(a)	505,000	$1,797,355
Singapore Telecommunications Ltd.(a)	684,000	1,637,752
United Overseas Bank Ltd.(a)	342,000	5,099,076

Total		13,480,103

SPAIN (3.1%)

Banco Bilbao Vizcaya Argentaria SA(a)	790,710	9,593,403
Banco Popular Espanol SA(a)	280,800	1,650,695
Banco Santander SA(a)	512,226	5,946,789
Inditex SA(a)	67,816	5,441,680
Indra Sistemas SA(a)	102,700	2,059,481
Repsol YPF SA(a)	204,500	7,006,333
Telefonica SA(a)	66,602	1,667,370

Total		33,365,751

SWEDEN (1.7%)

Elekta AB, Series B(a)	110,200	4,406,673
Modern Times Group AB, Series B(a)	38,800	2,950,617
Sandvik AB(a)	72,000	1,358,577
Swedbank AB, Series A(a)(c)	349,800	5,985,266
Telefonaktiebolaget LM Ericsson, Class B(a)	311,900	4,022,348

Total		18,723,481

SWITZERLAND (6.0%)

Cie Financiere Richemont SA, Series A(a)	53,887	3,112,363
Kuehne & Nagel International AG(a)(c)	41,825	5,851,402
Nestlé SA(a)	440,076	25,225,913
Schindler Holding AG(a)(c)	10,679	1,283,573
Sonova Holding AG(a)(c)	17,865	1,591,998
Swisscom AG(a)	20,800	9,273,380
Transocean Ltd.(a)(b)	96,500	7,585,520
UBS AG(a)(b)	617,130	11,072,730

Total		64,996,879

UNITED KINGDOM (20.0%)

AMEC PLC(a)	102,200	1,955,913
ARM Holdings PLC(a)	234,900	2,166,752
Anglo American PLC(a)	192,200	9,888,049
BG Group PLC(a)	540,052	13,437,103
BHP Billiton PLC(a)	60,007	2,368,074
BP PLC(a)	1,430,200	10,416,238
Barclays PLC(a)	2,486,882	11,072,730
British American Tobacco PLC(a)	87,800	3,524,034

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)

British Land Co. PLC(a)(c)	340,800	$3,020,579
British Sky Broadcasting Group PLC(a)	189,100	2,502,671
Burberry Group PLC(a)	142,700	2,687,512
Carphone Warehouse Group PLC(a)(b)	245,593	1,434,088
Experian PLC(a)	176,300	2,183,373
Genting Singapore PLC(a)(b)(c)	1,433,000	2,329,907
GlaxoSmithKline PLC(a)	344,400	6,571,823
HSBC Holdings PLC(a)	1,685,607	17,332,956
IG Group Holdings PLC(a)	164,700	1,206,390
ITV PLC(a)(b)	1,400,200	1,737,435
International Power PLC(a)	998,500	4,933,522
Johnson Matthey PLC(a)	151,300	4,514,505
Kazakhmys PLC(a)	80,100	1,791,239
Kingfisher PLC(a)	746,200	2,943,554
Lloyds Banking Group PLC(a)(b)	6,331,100	5,899,821
National Grid PLC(a)	860,800	8,202,514
Pearson PLC(a)	109,600	1,935,781
Prudential PLC(a)	253,200	2,869,684
Reckitt Benckiser Group PLC(a)	132,700	6,816,329
Rexam PLC(a)	133,300	777,094
Rio Tinto PLC(a)	52,300	3,673,964
Royal Dutch Shell PLC, Class A(a)	434,000	15,762,476
Royal Dutch Shell PLC, Series B(a)	244,926	8,879,768
SABMiller PLC(a)	142,100	5,032,144
Shire PLC(a)	312,300	9,072,954
TalkTalk Telecom Group PLC(a)	1,916,900	4,237,473
Tesco PLC(a)	55,800	341,050
Unilever PLC(a)	140,600	4,285,458
United Business Media Ltd.(a)	203,100	1,949,990
Vodafone Group PLC(a)	5,425,400	15,361,540
WPP PLC(a)	123,000	1,516,377
Xstrata PLC(a)	402,200	9,400,694

Total		216,033,558

VIRGIN ISLANDS (0.2%)

Playtech Ltd.(a)	323,600	1,785,769

Total Common Stocks (Cost: $859,627,910)		$1,021,986,101

Preferred Stocks (1.0%)

GERMANY (1.0%)

Volkswagen AG(a)	67,700	$10,980,837

Total Preferred Stocks (Cost: $9,115,269)		$10,980,837

	Shares	Value

Money Market Fund (4.0%)

Columbia Short-Term Cash Fund, 0.229%(d)(e)	43,409,190	$43,409,190

Total Money Market Fund (Cost: $43,409,190)		$43,409,190

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (10.0%)

Asset-Backed Commercial Paper (0.4%)

Cancara Asset Securitisation LLC
04/28/11	0.250%	$1,999,583	$1,999,583
Rhein-Main Securitisation Ltd.
04/18/11	0.551%	1,997,342	1,997,342

Total			3,996,925

Certificates of Deposit (1.6%)

Credit Industrial et Commercial
06/13/11	0.400%	2,000,000	2,000,000
Development Bank of Singapore Ltd.
04/26/11	0.400%	1,000,000	1,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	2,000,000	2,000,000
KBC Bank NV
04/22/11	0.450%	3,000,000	3,000,000
Mitsubishi UFJ Trust and Banking Corp.
06/08/11	0.340%	2,000,000	2,000,000
N.V. Bank Nederlandse Gemeenten
06/30/11	0.360%	3,000,000	3,000,000
Norinchukin Bank
04/25/11	0.340%	1,000,000	1,000,000
Societe Generale
07/01/11	0.363%	1,000,000	1,000,000
United Overseas Bank Ltd.
04/18/11	0.390%	1,000,000	1,000,000
05/23/11	0.400%	1,000,000	1,000,000

Total			17,000,000

Repurchase Agreements (8.0%)

Barclays Capital, Inc.(f)
dated 10/13/10, matures 4/15/11, repurchase price $5,000,563
	0.270%	5,000,000	5,000,000
dated 01/04/11, matures 04/15/11, repurchase price $3,000,338
	0.270%	3,000,000	3,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11, repurchase price $26,000,166(f)
	0.230%	$26,000,000	$26,000,000
G.X. Clarke and Company
dated 03/31/11, matures 04/01/11, repurchase price $5,000,031(f)
	0.220%	5,000,000	5,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $5,853,076(f)
	0.160%	5,853,050	5,853,050
MF Global Holdings Ltd.
dated 03/31/11, matures 04/01/11, repurchase price $3,000,024(f)
	0.290%	3,000,000	3,000,000
Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $20,000,156(f)
	0.280%	20,000,000	20,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Natixis Financial Products, Inc. dated 03/31/11, matures 04/01/11, repurchase price $4,000,014(f)
	0.130%	$4,000,000	$4,000,000
Nomura Securities dated 03/31/11, matures 04/01/11, repurchase price $10,000,067(f)
	0.240%	10,000,000	10,000,000
Pershing LLC dated 03/31/11, matures 04/01/11, repurchase price $5,000,031(f)
	0.220%	5,000,000	5,000,000

Total			86,853,050

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $107,849,975)			$107,849,975

Total Investments (Cost: $1,020,002,344)(g)			$1,184,226,103(h)
Other Assets & Liabilities, Net			(103,349,157)

Net Assets			$1,080,876,946

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at March 31, 2011

	Percentage of Net
Industry	Assets		Value

Aerospace & Defense	0.4%		$4,100,015
Air Freight & Logistics	0.4		4,056,025
Airlines	0.1		1,552,159
Auto Components	1.0		10,452,342
Automobiles	3.2		34,649,131
Beverages	1.5		16,016,842
Biotechnology	0.4		4,611,895
Building Products	0.3		2,881,128
Capital Markets	1.5		15,911,272
Chemicals	5.1		55,135,813
Commercial Banks	13.6		147,021,777
Communications Equipment	0.4		4,022,348
Computers & Peripherals	0.4		4,644,131
Construction & Engineering	0.8		9,146,815
Construction Materials	0.3		3,066,269
Consumer Finance	0.2		1,723,555
Containers & Packaging	0.1		777,094
Distributors	0.4		4,285,527
Diversified Financial Services	1.6		17,659,627
Diversified Telecommunication Services	4.1		43,999,729
Electric Utilities	1.9		20,194,077
Electrical Equipment	1.3		13,821,900
Electronic Equipment, Instruments & Components	1.3		13,782,187
Energy Equipment & Services	2.1		23,044,006
Food & Staples Retailing	1.2		12,660,940
Food Products	3.8		40,645,761
Gas Utilities	0.1		802,804
Health Care Equipment & Supplies	1.0		10,905,985
Health Care Providers & Services	0.4		4,060,836
Hotels, Restaurants & Leisure	0.6		6,212,058
Household Durables	0.7		7,230,864
Household Products	0.6		6,816,329
Independent Power Producers & Energy Traders	0.4		4,933,522
Industrial Conglomerates	2.7		29,555,078
Insurance	3.9		41,882,073
Internet & Catalog Retail	0.4		4,730,831
IT Services	0.4		4,249,245
Leisure Equipment & Products	0.0	*	211,574
Machinery	2.9		31,040,891
Marine	0.9		10,099,823
Media	1.2		12,592,871
Metals & Mining	5.6		60,414,949
Multiline Retail	0.5		5,553,044
Multi-Utilities	0.8		8,202,514
Office Electronics	0.1		1,380,614
Oil, Gas & Consumable Fuels	6.0		65,240,153
Personal Products	0.5		5,852,648
Pharmaceuticals	5.1		55,211,792
Professional Services	0.2		2,183,373
Real Estate Investment Trusts (REITs)	0.6		6,919,892
Real Estate Management & Development	1.8		19,609,907
Road & Rail	0.2		2,743,923
Semiconductors & Semiconductor Equipment	1.3		14,414,043
Software	1.3		14,240,245
Specialty Retail	1.1		11,461,483
Textiles, Apparel & Luxury Goods	1.4		15,627,393
Tobacco	0.7		7,414,188
Trading Companies & Distributors	1.7		18,246,875
Transportation Infrastructure	0.7		7,230,568
Wireless Telecommunication Services	2.4		25,832,185
Other(1)	14.0		151,259,165

Total			$1,184,226,103

*	Rounds to less than 0.1%

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investment in Derivatives
At March 31, 2011, $2,400,000 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.
Futures Contracts Outstanding at March 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

E-Mini MSCI EAFE Index	300	$25,305,000	June 2011	$768,765	$—
Forward Foreign Currency Exchange Contracts Open at March 31, 2011

		Currency to be	Currency to be	Unrealized	Unrealized
Counterparty	Exchange Date	Delivered	Received	Appreciation	Depreciation

Goldman, Sachs & Co.	April 1, 2011	783,413	1,103,429	$—	$(6,823)
		(EUR)	(USD)

Bank of America	April 1, 2011	348,351	557,114	—	(1,710)
		(GBP)	(USD)

J.P. Morgan Securities, Inc.	April 1, 2011	59,917,442	728,528	8,194	—
		(JPY)	(USD)

Morgan Stanley	April 1, 2011	2,370,697	373,030	—	(2,562)
		(SEK)	(USD)

CS First Boston NZ	April 1, 2011	166,920	153,813	541	—
		(USD)	(CHF)

Goldman, Sachs & Co.	April 1, 2011	2,284,129	1,621,687	14,124	—
		(USD)	(EUR)

Bank of America	April 1, 2011	168,577	105,407	517	—
		(USD)	(GBP)

J.P. Morgan Securities, Inc.	April 1, 2011	907,010	74,596,572	—	(10,201)
		(USD)	(JPY)

HSBC Securities (USA), Inc.	April 4, 2011	527,597	847,405	1,035	—
		(GBP)	(USD)

UBS Securities	April 4, 2011	111,391,709	1,341,435	2,271	—
		(JPY)	(USD)

Citigroup Global Markets, Inc.	April 4, 2011	1,848,027	292,141	—	(643)
		(SEK)	(USD)

Goldman, Sachs & Co.	April 4, 2011	171,591	157,830	243	—
		(USD)	(CHF)

J.P. Morgan Securities, Inc.	April 4, 2011	492,779	348,915	1,703	—
		(USD)	(EUR)

HSBC Securities (USA), Inc.	April 4, 2011	603,565	375,781	—	(737)
		(USD)	(GBP)

UBS Securities	April 4, 2011	201,350	16,719,984	—	(341)
		(USD)	(JPY)

Goldman, Sachs & Co.	April 4, 2011	399,071	503,623	472	—
		(USD)	(SGD)

Barclays Capital	April 5, 2011	888,315	1,427,505	2,470	—
		(GBP)	(USD)

HSBC Securities (USA), Inc.	April 5, 2011	103,185,250	1,245,462	4,956	—
		(JPY)	(USD)

CS First Boston NZ	April 5, 2011	1,283,543	1,241,230	322	—
		(USD)	(AUD)

Royal Bank of Scotland	April 5, 2011	72,404	66,342	—	(176)
		(USD)	(CHF)

Barclays Capital	April 5, 2011	1,144,480	712,193	—	(1,981)
		(USD)	(GBP)

HSBC Securities (USA), Inc.	April 5, 2011	1,696,683	140,568,490	—	(6,752)
		(USD)	(JPY)

Total				$36,848	$(31,926)

Notes to Portfolio of Investments

(a)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 95.57% of net assets.

(b)	Non-income producing.

(c)	At March 31, 2011, security was partially or fully on loan.

(d)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$37,750,307	$44,575,969	$(38,917,086)		$43,409,190	$8,153	$43,409,190

(e)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$331,297
Arabella Ltd	470,994
BP Capital Markets PLC	170,734
BPCE	666,641
Dexia Delaware LLC	762,938
Electricite De France	599,720
European Investment Bank	475,799
Nationwide Building	326,024
Skandin Ens Banken AG	579,663
Societe Generale	866,190

Total Market Value of Collateral Securities	$5,250,000

Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$198,778
Arabella Ltd	282,597
BP Capital Markets PLC	102,440
BPCE	399,985
Dexia Delaware LLC	457,763
Electricite De France	359,831
European Investment Bank	285,480
Nationwide Building	195,614
Skandin Ens Banken AG	347,798
Societe Generale	519,714

Total Market Value of Collateral Securities	$3,150,000

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$3,611
Fannie Mae Interest Strip	1,405,240
Fannie Mae Pool	12,376,925
Fannie Mae Principal Strip	132,446
Fannie Mae REMICS	412,136
Federal Farm Credit Bank	236,398
Federal Home Loan Banks	350,756
Federal Home Loan Mortgage Corp	205,490
Federal National Mortgage Association	160,730
FHLMC Structured Pass Through Securities	71,972
Freddie Mac Coupon Strips	1,558
Freddie Mac Gold Pool	1,754,036
Freddie Mac Non Gold Pool	5,314,573
Freddie Mac REMICS	526,486
Freddie Mac Strips	136,910
Ginnie Mae I Pool	371,967
Ginnie Mae II Pool	1,131,472
Government National Mortgage Association	439,377
LMA SA & LMA Americas	1,244
Metlife Short Term Funding	1,708
Sanofi-Aventis	5,310
Silver Tower US Fund	1,185
Suncorp-Metway Ltd	3,646
United States Treasury Inflation Indexed Bonds	78,116
United States Treasury Strip Coupon	1,272,858
United States Treasury Strip Principal	123,853

Total Market Value of Collateral Securities	$26,520,003

G.X. Clarke and Company (0.220%)

Security Description	Value

Fannie Mae Discount Notes	$15,269
Fannie Mae Interest Strip	5,407
Federal Farm Credit Bank	493,176
Federal Home Loan Banks	1,021,690
Federal Home Loan Mortgage Corp	642,340
Federal National Mortgage Association	1,020,505
Freddie Mac Discount Notes	29,579
Freddie Mac Strips	16,315
Resolution Funding Corp Interest Strip	285
Tennessee Valley Authority	72,935
Tennessee Valley Authority Generic Strip	206
United States Treasury Inflation Indexed Bonds	245,183
United States Treasury Note/Bond	1,327,497
United States Treasury Strip Coupon	156,206
United States Treasury Strip Principal	53,422

Total Market Value of Collateral Securities	$5,100,015

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$5,970,111

Total Market Value of Collateral Securities	$5,970,111

MF Global Holdings Ltd. (0.290%)

Security Description	Value

Fannie Mae REMICS	$65,900
Freddie Mac Gold Pool	1,916,877
Freddie Mac REMICS	42,445
Ginnie Mae I Pool	191,054
Ginnie Mae II Pool	789,882
Government National Mortgage Association	53,858

Total Market Value of Collateral Securities	$3,060,016

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$184,445
Fannie Mae Pool	10,354,999
Fannie Mae Principal Strip	177,288
Fannie Mae Whole Loan	168,545
Federal Farm Credit Bank	2,123,979
Federal Farm Credit Discount Notes	257,833
Federal Home Loan Bank Discount Notes	953,574
Federal Home Loan Banks	1,464,243
Federal Home Loan Mortgage Corp	105,017
Federal National Mortgage Association	1,212,795
FHLMC Structured Pass Through Securities	145,927
Freddie Mac Gold Pool	970,142
Freddie Mac Non Gold Pool	2,274,182
Government National Mortgage Association	7,031

Total Market Value of Collateral Securities	$20,400,000

Natixis Financial Products, Inc. (0.130%)

Security Description	Value

Fannie Mae Interest Strip	$79,615
Fannie Mae Pool	55,954
Fannie Mae REMICS	2,088,274
Freddie Mac REMICS	1,188,576
Government National Mortgage Association	151,376
United States Treasury Note/Bond	516,221

Total Market Value of Collateral Securities	$4,080,016

Nomura Securities (0.240%)

Security Description	Value

Fannie Mae Pool	$7,428,146
Freddie Mac Gold Pool	2,771,854

Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.220%)

Security Description	Value

Fannie Mae Benchmark REMIC	$8,905
Fannie Mae REMICS	1,458,267
Fannie Mae Whole Loan	5,416
Freddie Mac REMICS	2,105,531
Government National Mortgage Association	1,250,710
United States Treasury Bill	271,171

Total Market Value of Collateral Securities	$5,100,000

(g)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $1,020,002,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$172,534,000
Unrealized Depreciation	(8,310,000)

Net Unrealized Appreciation	$164,224,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$—	$102,026,283	$—	$102,026,283
Consumer Staples	—	89,406,709	—	89,406,709
Energy	—	88,284,158	—	88,284,158
Financials	—	250,728,103	—	250,728,103
Health Care	—	74,790,508	—	74,790,508
Industrials	—	136,658,572	—	136,658,572
Information Technology	—	56,732,812	—	56,732,812
Materials	—	119,394,125	—	119,394,125
Telecommunication Services	—	69,831,914	—	69,831,914
Utilities	—	34,132,917	—	34,132,917
Preferred Stocks
Consumer Discretionary	—	10,980,837	—	10,980,837

Total Equity Securities	—	1,032,966,938	—	1,032,966,938

Other
Affiliated Money Market Fund(c)	43,409,190	—	—	43,409,190
Investments of Cash Collateral Received for Securities on Loan	—	107,849,975	—	107,849,975

Total Other	43,409,190	107,849,975	—	151,259,165

Investments in Securities	43,409,190	1,140,816,913	—	1,184,226,103
Derivatives(d)
Assets
Futures Contracts	768,765	—	—	768,765
Forward Foreign Currency Exchange Contracts	—	36,848	—	36,848
Liabilities
Forward Foreign Currency Exchange Contracts	—	(31,926)	—	(31,926)

Total	$44,177,955	$1,140,821,835	$—	$1,184,999,790

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (98.2%)

CONSUMER DISCRETIONARY (14.7%)

Auto Components (1.1%)

BorgWarner, Inc.(a)(b)	225,400	$17,962,126

Automobiles (1.0%)

Ford Motor Co.(a)(b)	1,101,600	16,424,856

Hotels, Restaurants & Leisure (3.4%)

Ctrip.com International Ltd., ADR(a)(b)(c)	338,600	14,048,514
Las Vegas Sands Corp.(b)	549,700	23,208,334
Yum! Brands, Inc.	330,800	16,996,504

Total		54,253,352

Internet & Catalog Retail (4.9%)

Amazon.com, Inc.(b)	208,900	37,629,157
priceline.com, Inc.(a)(b)	82,230	41,644,561

Total		79,273,718

Media (2.3%)

Scripps Networks Interactive, Inc., Class A	340,200	17,040,618
Walt Disney Co. (The)	481,500	20,747,835

Total		37,788,453

Multiline Retail (0.9%)

Dollar General Corp.(a)(b)	465,900	14,605,965

Specialty Retail (1.1%)

O’Reilly Automotive, Inc.(a)(b)	314,400	18,065,424

TOTAL CONSUMER DISCRECTIONARY		238,373,894

CONSUMER STAPLES (3.4%)

Food & Staples Retailing (1.0%)

Costco Wholesale Corp.	213,300	15,639,156

Food Products (1.2%)

Green Mountain Coffee Roasters, Inc.(a)(b)	304,500	19,673,745

Personal Products (1.2%)

Estee Lauder Companies, Inc. (The), Class A	210,000	20,235,600

TOTAL CONSUMER STAPLES		55,548,501

ENERGY (9.4%)

Energy Equipment & Services (5.6%)

FMC Technologies, Inc.(b)	345,800	32,671,184
Halliburton Co.	339,700	16,930,648
Schlumberger Ltd.(c)	446,400	41,631,264

Total		91,233,096

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels (3.8%)

Occidental Petroleum Corp.	300,100	$31,357,449
Peabody Energy Corp.(a)	192,400	13,845,104
Petroleo Brasileiro SA, ADR(a)(c)	438,700	15,591,398

Total		60,793,951

TOTAL ENERGY		152,027,047

FINANCIALS (9.3%)

Capital Markets (5.9%)

Charles Schwab Corp. (The)(a)	883,900	15,936,717
Franklin Resources, Inc.	186,900	23,377,452
Goldman Sachs Group, Inc. (The)(a)	257,200	40,758,484
TD Ameritrade Holding Corp.(a)	734,300	15,324,841

Total		95,397,494

Diversified Financial Services (3.4%)

CME Group, Inc.	52,800	15,921,840
IntercontinentalExchange, Inc.(b)	108,800	13,441,152
JPMorgan Chase & Co.	567,300	26,152,530

Total		55,515,522

TOTAL FINANCIALS		150,913,016

HEALTH CARE (7.4%)

Health Care Equipment & Supplies (2.2%)

Edwards Lifesciences Corp.(b)	89,200	7,760,400
Intuitive Surgical, Inc.(a)(b)	37,300	12,438,058
Varian Medical Systems, Inc.(a)(b)	225,400	15,246,056

Total		35,444,514

Health Care Providers & Services (2.7%)

Express Scripts, Inc.(a)(b)	793,800	44,143,218

Health Care Technology (1.1%)

Cerner Corp.(a)(b)	167,100	18,581,520

Pharmaceuticals (1.4%)

Shire PLC, ADR(a)(c)	259,400	22,593,740

TOTAL HEALTH CARE		120,762,992

INDUSTRIALS (14.8%)

Aerospace & Defense (2.8%)
Goodrich Corp.	167,100	14,292,063
United Technologies Corp.	362,900	30,719,485

Total		45,011,548

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Air Freight & Logistics (1.1%)

CH Robinson Worldwide, Inc.(a)	230,900	$17,116,617

Construction & Engineering (1.8%)

Fluor Corp.	402,400	29,640,784

Machinery (6.2%)

Danaher Corp.(a)	824,500	42,791,550
Deere & Co.(a)	321,000	31,101,690
Illinois Tool Works, Inc.(a)	493,600	26,516,192

Total		100,409,432

Road & Rail (2.9%)

Union Pacific Corp.	482,300	47,424,559

TOTAL INDUSTRIALS		239,602,940

INFORMATION TECHNOLOGY (34.2%)

Communications Equipment (3.7%)

Juniper Networks, Inc.(a)(b)	253,900	10,684,112
QUALCOMM, Inc.	905,800	49,665,014

Total		60,349,126

Computers & Peripherals (8.3%)

Apple, Inc.(b)	223,500	77,878,575
EMC Corp.(a)(b)	1,544,600	41,009,130
NetApp, Inc.(b)	340,300	16,395,654

Total		135,283,359

Internet Software & Services (5.2%)

Baidu, Inc., ADR(b)(c)	208,900	28,788,509
Google, Inc., Class A(b)	68,300	40,038,143
VeriSign, Inc.(a)	444,200	16,084,482

Total		84,911,134

IT Services (5.8%)

Cognizant Technology Solutions Corp., Class A(b)	847,700	69,002,780
Visa, Inc., Class A	328,700	24,198,894

Total		93,201,674

Semiconductors & Semiconductor Equipment (3.1%)

Altera Corp.	423,200	18,629,264
ASML Holding NV(b)(c)	362,200	16,117,900
Texas Instruments, Inc.	445,300	15,389,568

Total		50,136,732

Issuer		Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (8.1%)

Autodesk, Inc.(b)		520,000	$22,937,200
Citrix Systems, Inc.(a)(b)		350,700	25,762,422
Intuit, Inc.(b)		329,800	17,512,380
Oracle Corp.		1,355,400	45,229,698
Salesforce.com, Inc.(a)(b)		144,800	19,342,384
VMware, Inc., Class A(b)		11,900	970,326

Total			131,754,410

TOTAL INFORMATION TECHNOLOGY			555,636,435

MATERIALS (3.5%)

Chemicals (0.8%)

Ecolab, Inc.		251,700	12,841,734

Metals & Mining (2.7%)

Cliffs Natural Resources, Inc.		266,000	26,142,480
Walter Energy, Inc.		133,100	18,025,733

Total			44,168,213

TOTAL MATERIALS			57,009,947

TELECOMMUNICATION SERVICES (1.5%)

Wireless Telecommunication Services (1.5%)

American Tower Corp., Class A(b)		472,700	24,495,314

TOTAL TELECOMMUNICATION SERVICES			24,495,314

Total Common Stocks (Cost: $1,363,105,946)			$1,594,370,086

		Shares	Value

Money Market Fund (2.1%)
Columbia Short-Term Cash Fund, 0.229%(d)(e)		34,532,242	$34,532,242

Total Money Market Fund (Cost: $34,532,242)			$34,532,242

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (15.3%)

Asset-Backed Commercial Paper (1.6%)

Antalis US Funding Corp.
04/08/11	0.260%	$9,999,422	$9,999,422
Ebbets Funding LLC
04/12/11	0.480%	4,997,867	4,997,867
Macquarie Bank Ltd.
05/09/11	0.395%	2,497,559	2,497,559

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Asset-Backed Commercial Paper (continued)

05/10/11	0.395%	$2,997,037	$2,997,037
Royal Park Investments Funding Corp.
04/21/11	0.510%	4,996,954	4,996,954

Total			25,488,839

Certificates of Deposit (7.4%)

Australia and New Zealand Bank Group, Ltd.
05/17/11	0.410%	10,000,000	10,000,000
Barclays Bank PLC
06/15/11	0.400%	10,000,000	10,000,000
Credit Industrial et Commercial
06/07/11	0.400%	8,000,000	8,000,000
06/13/11	0.400%	1,000,000	1,000,000
Development Bank of Singapore Ltd.
05/17/11	0.400%	10,000,000	10,000,000
Erste Bank der Oesterreichische
04/15/11	0.370%	10,000,000	10,000,000
KBC Bank NV
04/29/11	0.450%	3,000,000	3,000,000
La Banque Postale
06/01/11	0.400%	5,000,000	5,000,000
Landesbank Hessen Thuringen
04/11/11	0.300%	3,000,000	3,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/11/11	0.370%	7,493,146	7,493,146
06/08/11	0.340%	3,000,000	3,000,000
N.V. Bank Nederlandse Gemeenten
06/30/11	0.360%	10,000,000	10,000,000
Norinchukin Bank
05/13/11	0.350%	5,000,000	5,000,000
06/02/11	0.350%	5,000,000	5,000,000
Overseas Chinese Banking Corp.
05/09/11	0.470%	4,000,000	4,000,000
Pohjola Bank PLC
06/10/11	0.470%	10,000,000	10,000,000
06/16/11	0.460%	2,500,000	2,500,000
Societe Generale
07/01/11	0.363%	6,000,000	6,000,000
Sumitomo Trust & Banking Co., Ltd.
05/25/11	0.370%	5,994,517	5,994,517

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

United Overseas Bank Ltd.
05/23/11	0.410%	$1,000,000	$1,000,000

Total			119,987,663

Commercial Paper (0.6%)

Suncorp Metway Ltd.
04/27/11	0.300%	4,998,541	4,998,541
04/28/11	0.300%	4,998,542	4,998,542

Total			9,997,083

Money Market Fund (0.3%)

JP Morgan Prime Money Market Fund, 0.010%(d)		5,000,000	5,000,000

Repurchase Agreements (5.4%)

Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $4,368,049(f)
	0.160%	4,368,029	4,368,029
MF Global Holdings Ltd.(f)
dated 03/31/11, matures 04/01/11, repurchase price $25,000,174
	0.250%	25,000,000	25,000,000
repurchase price $25,000,201
	0.290%	25,000,000	25,000,000
Merrill Lynch Pierce Fenner & Smith, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $8,000,040(f)
	0.180%	8,000,000	8,000,000
Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $10,000,078(f)
	0.280%	10,000,000	10,000,000
Nomura Securities
dated 03/31/10, matures 04/01/11, repurchase price $15,000,100(f)
	0.240%	15,000,000	15,000,000

Total			87,368,029

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $247,841,614)			$247,841,614

Total Investments (Cost: $1,645,479,802)			$1,876,743,942(g)

Other Assets & Liabilities, Net			(253,495,266)

Net Assets			$1,623,248,676

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	At March 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 8.55% of net assets.

(d)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(e)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends or
			Proceeds from	Realized		Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$17,933,881	$398,283,109	$(381,684,748)	$—	$34,532,242	$23,483	$34,532,242

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$4,455,390

Total Market Value of Collateral Securities	$4,455,390

MF Global Holdings Ltd. (0.250%)

Security Description	Value

Ginnie Mae I Pool	$15,232,869
Ginnie Mae II Pool	10,267,438

Total Market Value of Collateral Securities	$25,500,307

MF Global Holdings Ltd. (0.290%)

Security Description	Value

Fannie Mae REMICS	$549,165
Freddie Mac Gold Pool	15,973,978
Freddie Mac REMICS	353,710
Ginnie Mae I Pool	1,592,117
Ginnie Mae II Pool	6,582,350
Government National Mortgage Association	448,816

Total Market Value of Collateral Securities	$25,500,136

Merrill Lynch Pierce Fenner & Smith, Inc. (0.180%)

Security Description	Value

Fannie Mae REMICS	$2,325,281
Freddie Mac REMICS	1,736,306
Government National Mortgage Association	4,098,413

Total Market Value of Collateral Securities	$8,160,000

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$92,222
Fannie Mae Pool	5,177,499
Fannie Mae Principal Strip	88,644
Fannie Mae Whole Loan	84,272
Federal Farm Credit Bank	1,061,990
Federal Farm Credit Discount Notes	128,917
Federal Home Loan Bank Discount Notes	476,787
Federal Home Loan Banks	732,122
Federal Home Loan Mortgage Corp	52,508
Federal National Mortgage Association	606,397
FHLMC Structured Pass Through Securities	72,964
Freddie Mac Gold Pool	485,071
Freddie Mac Non Gold Pool	1,137,091
Government National Mortgage Association	3,516

Total Market Value of Collateral Securities	$10,200,000

Nomura Securities (0.240%)

Security Description	Value

Fannie Mae Pool	$11,142,219
Freddie Mac Gold Pool	4,157,781

Total Market Value of Collateral Securities	$15,300,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$238,373,894	$—	$—	$238,373,894
Consumer Staples	55,548,501	—	—	55,548,501
Energy	152,027,047	—	—	152,027,047
Financials	150,913,016	—	—	150,913,016
Health Care	120,762,992	—	—	120,762,992
Industrials	239,602,940	—	—	239,602,940
Information Technology	555,636,435	—	—	555,636,435
Materials	57,009,947	—	—	57,009,947
Telecommunication Services	24,495,314	—	—	24,495,314

Total Equity Securities	1,594,370,086	—	—	1,594,370,086

Other
Affiliated Money Market Fund(c)	34,532,242	—	—	34,532,242
Investments of Cash Collateral Received for Securities on Loan	5,000,000	242,841,614	—	247,841,614

Total Other	39,532,242	242,841,614	—	282,373,856

Total	$1,633,902,328	$242,841,614	$—	$1,876,743,942

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Portfolio of Investments
Variable Portfolio – Wells Fargo Short Duration Government Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (2.5%)

Banking (1.4%)

Nordea Eiendomskreditt AS(a)(b)(c)(d)
04/07/14	0.714%	$22,590,000	$22,597,229

Other Financial Institutions (1.1%)
FIH Erhvervsbank AS
Government Liquid Guaranteed(b)(c)
06/12/13	2.000%	18,720,000	19,031,875

Total Corporate Bonds & Notes (Cost: $41,263,574)			$41,629,104

Residential Mortgage-Backed Securities – Agency (32.9%)

Federal Home Loan Mortgage Corp.(d)(e)
03/01/36	5.658%	$8,299,558	$8,840,124
04/01/37	6.054%	1,804,491	1,948,267
09/01/37	6.129%	2,245,589	2,415,850
07/01/38	5.741%	21,862,976	23,561,534
Structured Pass-Through Securities
CMO Series T-41 Class 3A
07/25/32	7.222%	2,633,355	3,015,092
CMO Series T-51 Class 2A
08/25/42	7.500%	2,943,622	3,382,368
Federal Home Loan Mortgage Corp.(e)
07/01/32- 11/13/40	6.500%	16,228,181	18,264,532
05/01/35	7.000%	12,299,977	14,151,822
10/01/40	7.500%	4,644,529	5,309,601
CMO Series 2420 Class XK
02/15/32	6.500%	4,040,097	4,413,455
CMO Series 3510 Class BD
03/15/32	4.500%	4,619,000	4,836,501
CMO Series 3531 Class JA
05/15/39	4.500%	9,760,948	10,217,057
CMO Series 3704 Class CT
12/15/36	7.000%	4,110,500	4,577,286
CMO Series T-42 Class A5
02/25/42	7.500%	91,247	107,817
Structured Pass-Through Securities
CMO Series T-55 Class 1A2
03/25/43	7.000%	2,837	3,162
CMO Series T-57 Class 1A3
07/25/43	7.500%	714,105	841,640
CMO Series T-59 Class 1A3
10/25/43	7.500%	278,976	329,637
CMO Series T-60 Class 1A2
03/25/44	7.000%	276,400	309,573
CMO Series T-60 Class 1A3
03/25/44	7.500%	117,329	138,283
Federal National Mortgage Association(d)(e)
06/01/37	5.872%	15,950,053	17,231,863
CMO Series 1999-T2 Class A1
01/19/39	7.500%	528,437	590,849
CMO Series 2001-W3 Class A
09/25/41	7.000%	245,446	284,456

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities – Agency (continued)

CMO Series 2002-W1 Class 2A
02/25/42	7.244%	$922,880	$1,073,713
CMO Series 2002-W6 Class 2A
06/25/42	7.223%	4,655,962	5,370,012
CMO Series 2003-W1 Class 2A
12/25/42	7.279%	442,331	502,742
CMO Series 2003-W4 Class 4A
10/25/42	7.355%	1,392,307	1,587,860
Federal National Mortgage Association(e)
03/01/29- 02/01/41	6.500%	30,651,358	34,699,158
04/01/35- 08/01/36	7.000%	23,596,069	27,199,837
10/01/40	7.500%	5,002,635	5,744,276
CMO Series 2000-T6 Class A1
06/25/30	7.500%	1,063,819	1,184,560
CMO Series 2001-50 Class BA
10/25/31	7.000%	312,382	350,397
CMO Series 2001-81 Class HE
01/25/32	6.500%	10,121,410	11,302,503
CMO Series 2001-T1 Class A1
10/25/40	7.500%	4,115,653	4,601,521
CMO Series 2001-T3 Class A1
11/25/40	7.500%	1,147,383	1,276,787
CMO Series 2001-T4 Class A1
07/25/41	7.500%	170,216	194,040
CMO Series 2001-T7 Class A1
02/25/41	7.500%	950,957	1,097,111
CMO Series 2001-T8 Class A1
07/25/41	7.500%	3,477,052	3,880,173
CMO Series 2002-14 Class A1
01/25/42	7.000%	1,208,985	1,310,218
CMO Series 2002-14 Class A2
01/25/42	7.500%	2,489,761	2,775,498
CMO Series 2002-26 Class A1
01/25/48	7.000%	1,652,272	1,822,686
CMO Series 2002-26 Class A2
01/25/48	7.500%	2,201,592	2,441,692
CMO Series 2002-33 Class A2
06/25/32	7.500%	259,290	295,645
CMO Series 2002-T12 Class A3
05/25/42	7.500%	986,351	1,152,489
CMO Series 2002-T16 Class A2
07/25/42	7.000%	46,880	53,387
CMO Series 2002-T16 Class A3
07/25/42	7.500%	692,837	813,001
CMO Series 2002-T18 Class A4
08/25/42	7.500%	1,626,357	1,912,494
CMO Series 2002-T19 Class A3
07/25/42	7.500%	1,756,700	2,039,419
CMO Series 2002-T6 Class A2
10/25/41	7.500%	474,212	536,181
CMO Series 2002-W8 Class A3
06/25/42	7.500%	211,061	237,080
CMO Series 2004-W14 Class 2A
07/25/44	7.500%	277,965	325,369
CMO Series 2004-W2 Class 5A
03/01/34	7.500%	586,281	679,170
CMO Series 2004-W9 Class 1A3
02/25/44	6.050%	8,287,000	9,029,065
CMO Series 2004-W9 Class 2A3
02/25/44	7.500%	1,858,359	2,155,384
CMO Series 2005-W1 Class 1A4
10/25/44	7.500%	3,171,365	3,658,927
CMO Series 2005-W3 Class 1A
03/25/45	7.500%	2,891,924	3,263,808
CMO Series 2005-W4 Class 1A3
08/25/35	7.000%	177,617	201,864
CMO Series 2006-4 Class PB
09/25/35	6.000%	12,305,491	13,538,902
CMO Series 2007-16 Class AB
08/25/35	6.000%	4,030,961	4,325,061
CMO Series 2009-111 Class CL
03/25/38	4.500%	5,258,926	5,365,262
CMO Series 2009-19 Class TA
12/25/37	4.500%	4,156,993	4,212,871

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities – Agency (continued)

CMO Series 2009-47 Class MT
07/25/39	7.000%	$3,459,737	$3,840,073
CMO Series 2009-47 Class PA
07/25/39	4.500%	9,161,887	9,549,580
CMO Series 2010-64 Class BA
05/25/40	5.000%	16,002,050	16,614,591
CMO Series 2044-W8 Class 3A
06/25/44	7.500%	2,671,869	3,032,868
Federal National Mortgage Association(e)(f)
08/01/37-07/01/40	6.500%	110,100,255	125,420,699
04/01/38	7.000%	49,176,804	56,622,216
Government National Mortgage Association(e)
09/15/35	6.000%	36,604,417	40,480,937
08/15/36	6.500%	4,081,443	4,641,365

Total Residential Mortgage-Backed Securities — Agency (Cost: $543,623,506)			$547,183,261

Federal National Mortgage Association(e)

Commercial Mortgage-Backed Securities (4.6%)

Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4 Class A2(d)(e)
06/11/41	5.286%	$6,451,588	$6,733,482
Developers Diversified Realty Corp.
Series 2009-DDR1 Class A(b)(e)
10/14/22	3.807%	25,984,335	26,879,721
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through Certificates
CMO Series K007 Class A1(e)
12/25/19	3.342%	4,405,847	4,428,130
Federal National Mortgage Association(e)
12/01/11	5.622%	9,698,547	9,838,032
07/01/12	6.108%	9,238,945	9,560,870
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5 Class A41(d)(e)
04/10/37	5.243%	8,907,000	9,308,455
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class A4(d)(e)
12/15/44	5.202%	840,000	899,322

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities (continued)

LB-UBS Commercial Mortgage Trust(d)(e)
Series 2005-C7 Class A3
11/15/30	5.442%	$3,163,000	$3,303,445
LB-UBS Commercial Mortgage Trust(e)
Series 2005-C2 Class A4
04/15/30	4.998%	1,353,000	1,383,281
Morgan Stanley Capital I
Series 2003-IQ4 Class A2(e)
05/15/40	4.070%	4,048,842	4,170,353

Total Commercial Mortgage-Backed Securities (Cost: $76,551,726)			$76,505,091

Asset-Backed Securities (7.5%)

Chase Issuance Trust
Series 2007-A17 Class A
10/15/14	5.120%	$26,414,000	$28,125,564
Discover Card Master Trust
Series 2011-A1 Class A1(d)
08/15/16	0.610%	15,971,000	15,989,145
Honda Auto Receivables Owner Trust
Series 2010-3 Class A4
09/22/14	0.940%	11,279,000	11,104,419
MMCA Automobile Trust
Series 2009A Class A4(b)
11/15/15	6.250%	5,871,000	6,268,036
Nissan Auto Receivables Owner Trust
Series 2010-A Class A4
09/15/16	1.310%	6,400,000	6,354,038
SLM Student Loan Trust(d)
Series 2002-6 Class A4CP
03/15/19	0.590%	4,739,789	4,736,590
Series 2005-1 Class A2
04/27/20	0.383%	4,612,653	4,582,779
Series 2008-2 Class A2
01/25/17	0.753%	17,278,000	17,303,848

	Coupon	Principal
Issuer	Rate	Amount	Value

Asset-Backed Securities (continued)

Series 2008-6-A2
10/25/17	0.853%	$25,193,000	$25,242,280
USAA Auto Owner Trust
Series 2010-1 Class A4
09/15/15	2.140%	5,423,000	5,518,717

Total Asset-Backed Securities (Cost: $125,504,783)			$125,225,416

U.S. Treasury Obligations (44.0%)

U.S. Treasury
08/31/12	4.125%	$33,645,000	$35,354,839
03/13/13	0.750%	15,799,000	15,786,677
U.S. Treasury(a)
03/13/13	0.750%	194,982,000	194,829,914
U.S. Treasury(f)
06/15/12	1.875%	85,479,000	86,991,551
11/30/12	0.500%	123,421,000	123,160,705
01/31/13	0.625%	157,754,000	157,458,211
03/15/14	1.250%	119,789,000	119,751,566

Total U.S. Treasury Obligations (Cost: $733,274,643)			$733,333,463

U.S. Government & Agency Obligations (4.0%)

Federal Home Loan Banks
03/27/13	1.000%	$67,000,000	$67,189,811

Total U.S. Government & Agency Obligations (Cost: $67,240,090)			$67,189,811

	Shares	Value

Money Market Fund (4.0%)

Columbia Short-Term Cash Fund, 0.229%(g)(h)	66,284,048	$66,284,048

Total Money Market Fund (Cost: $66,284,048)		$66,284,048

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (28.5%)

Asset-Backed Commercial Paper (2.4%)

Cancara Asset Securitisation LLC
04/21/11	0.250%	$9,998,125	$9,998,125
Macquarie Bank Ltd.
05/09/11	0.395%	7,492,676	7,492,676
05/10/11	0.395%	7,492,594	7,492,594
Rheingold Securitization
04/20/11	0.551%	4,993,507	4,993,507
04/28/11	0.551%	2,995,875	2,995,875

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Asset-Backed Commercial Paper (continued)

Royal Park Investments Funding Corp.
04/21/11	0.510%	$6,995,736	$6,995,736

Total			39,968,513

Certificates of Deposit (13.9%)
Australia and New Zealand Bank Group, Ltd.
05/23/11	0.400%	10,000,000	10,000,000
06/30/11	0.400%	5,000,000	5,000,000
Bank of Tokyo Securities
04/01/11	0.250%	5,000,000	5,000,000
Barclays Bank PLC
05/23/11	0.400%	10,000,000	10,000,000
Clydesdale Bank PLC
04/21/11	0.400%	10,000,000	10,000,000
04/26/11	0.395%	10,000,000	10,000,000
Credit Industrial et Commercial
05/23/11	0.400%	7,000,000	7,000,000
05/23/11	0.400%	10,000,000	10,000,000
Den Danske Bank
04/01/11	0.190%	20,000,000	20,000,000
Development Bank of Singapore Ltd.
04/26/11	0.400%	8,000,000	8,000,000
05/17/11	0.400%	5,000,000	5,000,000
Erste Bank der Oesterreichische
04/15/11	0.370%	10,000,000	10,000,000
Erste Bank der Oesterreichischen Sparkassen AG
04/04/11	0.380%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	15,000,000	15,000,000
KBC Bank NV
04/29/11	0.450%	10,000,000	10,000,000
La Banque Postale
06/01/11	0.400%	5,000,000	5,000,000
Landesbank Hessen Thuringen
04/11/11	0.300%	12,000,000	12,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/18/11	0.350%	4,995,677	4,995,677
05/23/11	0.345%	6,000,000	6,000,000
06/08/11	0.340%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
06/30/11	0.360%	5,000,000	5,000,000
Natixis
05/09/11	0.503%	12,000,000	12,000,000
Norinchukin Bank
05/13/11	0.350%	5,000,000	5,000,000
Overseas Chinese Banking Corp.
05/09/11	0.470%	7,000,000	7,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

Pohjola Bank PLC
06/16/11	0.460%	$10,000,000	$10,000,000
Societe Generale
07/01/11	0.363%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
05/25/11	0.370%	4,995,430	4,995,430
United Overseas Bank Ltd.
04/18/11	0.390%	10,000,000	10,000,000

Total			231,991,107

Commercial Paper (1.2%)
Macquarie Bank Ltd.
06/30/11	0.400%	4,994,889	4,994,889
Royal Park Investments Funding Corp.
06/28/11	0.601%	4,992,417	4,992,417
Suncorp Metway Ltd.
04/27/11	0.300%	9,997,083	9,997,083

Total			19,984,389

Other Short-Term Obligations (0.7%)
Goldman Sachs Group, Inc. (The)
04/14/11	0.270%	6,000,000	6,000,000
04/20/11	0.270%	5,000,000	5,000,000

Total			11,000,000

Repurchase Agreements (10.3%)
Barclays Capital, Inc.(i)
dated 10/13/10, matures 04/15/11,
repurchase price $15,001,688
	0.270%	15,000,000	15,000,000
dated 01/04/11, matures 04/15/11,
repurchase price $20,002,250
	0.270%	20,000,000	20,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Cantor Fitzgerald & Co.
dated 03/31/11, matures 04/01/11, repurchase price $50,000,319(i)
	0.230%	$50,000,000	$50,000,000
G.X. Clarke and Company
dated 03/31/11, matures 04/01/11, repurchase price $14,000,086(i)
	0.220%	14,000,000	14,000,000
Goldman Sachs & Co.
dated 03/31/11, matures 04/01/11, repurchase price $12,165,746(i)
	0.160%	12,165,692	12,165,692
MF Global Holdings Ltd.
dated 03/31/11, matures 04/01/11, repurchase price $10,000,081(i)
	0.290%	10,000,000	10,000,000
Merrill Lynch Pierce Fenner & Smith, Inc.
dated 01/18/11, matures 04/18/11, repurchase price $7,001,050(i)
	0.300%	7,000,000	7,000,000
Mizuho Securities USA, Inc.
dated 03/31/11, matures 04/01/11, repurchase price $20,000,156(i)
	0.280%	20,000,000	20,000,000
Nomura Securities
dated 03/31/11, matures 04/01/11, repurchase price $5,000,033(i)
	0.240%	5,000,000	5,000,000
Pershing LLC
dated 03/31/11, matures 04/01/11, repurchase price $19,000,116(i)
	0.220%	19,000,000	19,000,000

Total			172,165,692

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $475,109,701)			$475,109,701

Total Investments (Cost: $2,128,852,071)(j)			$2,132,459,895(k)
Other Assets & Liabilities, Net			(466,130,998)

Net Assets			$1,666,328,897

Notes to Portfolio of Investments

(a)	Represents a security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $74,776,861 or 4.49% of net assets.

(c)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 2.50% of net assets.

(d)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2011.

(e)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	At March 31, 2011, security was partially or fully on loan.

(g)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(h)	Investments in affiliates during the period ended March 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$78,369,813	$1,116,882,270	$(1,128,968,035)	$—	$66,284,048	$66,630	$66,284,048
(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$993,890
Arabella Ltd	1,412,983
BP Capital Markets PLC	512,202
BPCE	1,999,923
Dexia Delaware LLC	2,288,814
Electricite De France	1,799,160
European Investment Bank	1,427,398
Nationwide Building	978,071
Skandin Ens Banken AG	1,738,990
Societe Generale	2,598,569

Total Market Value of Collateral Securities	$15,750,000

Barclays Capital, Inc. (0.270%)

Security Description	Value

Abbey National NA	$1,325,188
Arabella Ltd	1,883,977
BP Capital Markets PLC	682,937
BPCE	2,666,563
Dexia Delaware LLC	3,051,751
Electricite De France	2,398,880
European Investment Bank	1,903,198
Nationwide Building	1,304,094
Skandin Ens Banken AG	2,318,653
Societe Generale	3,464,759

Total Market Value of Collateral Securities	$21,000,000

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Breeds Hill Capital Ltd	$13,888
Fannie Mae Interest Strip	5,404,768
Fannie Mae Pool	47,603,562
Fannie Mae Principal Strip	509,406
Fannie Mae REMICS	1,585,139
Federal Farm Credit Bank	909,222
Federal Home Loan Banks	1,349,061
Federal Home Loan Mortgage Corp	790,344
Federal National Mortgage Association	618,193
FHLMC Structured Pass Through Securities	276,815
Freddie Mac Coupon Strips	5,991
Freddie Mac Gold Pool	6,746,293
Freddie Mac Non Gold Pool	20,440,666
Freddie Mac REMICS	2,024,945
Freddie Mac Strips	526,575
Ginnie Mae I Pool	1,430,642
Ginnie Mae II Pool	4,351,816
Government National Mortgage Association	1,689,911
LMA SA & LMA Americas	4,785
Metlife Short Term Funding	6,571
Sanofi-Aventis	20,424
Silver Tower US Fund	4,560
Suncorp-Metway Ltd	14,021
United States Treasury Inflation Indexed Bonds	300,450
United States Treasury Strip Coupon	4,895,606
United States Treasury Strip Principal	476,356

Total Market Value of Collateral Securities	$102,000,010

G.X. Clarke and Company (0.220%)

Security Description	Value

Fannie Mae Discount Notes	$42,753
Fannie Mae Interest Strip	15,141
Federal Farm Credit Bank	1,380,891
Federal Home Loan Banks	2,860,733
Federal Home Loan Mortgage Corp	1,798,552
Federal National Mortgage Association	2,857,415
Freddie Mac Discount Notes	82,821
Freddie Mac Strips	45,680
Resolution Funding Corp Interest Strip	796
Tennessee Valley Authority	204,218
Tennessee Valley Authority Generic Strip	578
United States Treasury Inflation Indexed Bonds	686,513
United States Treasury Note/Bond	3,716,992
United States Treasury Strip Coupon	437,378
United States Treasury Strip Principal	149,582

Total Market Value of Collateral Securities	$14,280,043

Goldman Sachs & Co. (0.160%)

Security Description	Value

Government National Mortgage Association	$12,409,006

Total Market Value of Collateral Securities	$12,409,006

MF Global Holdings Ltd. (0.290%)

Security Description	Value

Fannie Mae REMICS	$219,666
Freddie Mac Gold Pool	6,389,591
Freddie Mac REMICS	141,484
Ginnie Mae I Pool	636,847
Ginnie Mae II Pool	2,632,939
Government National Mortgage Association	179,527

Total Market Value of Collateral Securities	$10,200,054

Merrill Lynch Pierce Fenner & Smith, Inc. (0.300%)

Security Description	Value

Breeds Hill Capital Ltd	$3,341,365
LMA SA & LMA Americas	112,958
Metlife Short Term Funding	993,451
Sanofi-Aventis	1,040,226
Silver Tower US Fund	990,314
Suncorp-Metway Ltd	871,686

Total Market Value of Collateral Securities	$7,350,000

Mizuho Securities USA, Inc. (0.280%)

Security Description	Value

Fannie Mae Grantor Trust	$184,445
Fannie Mae Pool	10,354,999
Fannie Mae Principal Strip	177,288
Fannie Mae Whole Loan	168,545
Federal Farm Credit Bank	2,123,979
Federal Farm Credit Discount Notes	257,833
Federal Home Loan Bank Discount Notes	953,574
Federal Home Loan Banks	1,464,243
Federal Home Loan Mortgage Corp	105,017
Federal National Mortgage Association	1,212,795
FHLMC Structured Pass Through Securities	145,927
Freddie Mac Gold Pool	970,142
Freddie Mac Non Gold Pool	2,274,182
Government National Mortgage Association	7,031

Total Market Value of Collateral Securities	$20,400,000

Nomura Securities (0.240%)

Security Description	Value

Fannie Mae Pool	$3,714,073
Freddie Mac Gold Pool	1,385,927

Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.220%)

Security Description	Value

Fannie Mae Benchmark REMIC	$67,678
Fannie Mae REMICS	11,082,829
Fannie Mae Whole Loan	41,159
Freddie Mac REMICS	16,002,039
Government National Mortgage Association	9,505,393
United States Treasury Bill	2,060,903

Total Market Value of Collateral Securities	$38,760,001

(j)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $2,128,852,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,729,000
Unrealized Depreciation	(3,121,000)

Net Unrealized Appreciation	$3,608,000

(k)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes	$—	$41,629,104	$—	$41,629,104
Residential Mortgage-Backed Securities — Agency	—	547,183,261	—	547,183,261
Commercial Mortgage-Backed Securities	—	76,505,091	—	76,505,091
Asset-Backed Securities	—	125,225,416	—	125,225,416
U.S. Treasury Obligations	733,333,463	—	—	733,333,463
U.S. Government Agency Obligations	—	67,189,811	—	67,189,811

Total Bonds	733,333,463	857,732,683	—	1,591,066,146

Other
Affiliated Money Market Fund(c)	66,284,048	—	—	66,284,048
Investments of Cash Collateral Received for Securities on Loan	—	475,109,701	—	475,109,701

Total Other	66,284,048	475,109,701	—	541,393,749

Total	$799,617,511	$1,332,842,384	$—	$2,132,459,895

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities-Agency

Balance as of December 31, 2010	$7,222,867
Accrued discounts/premiums	—
Realized gain (loss)	(16,406)
Change in unrealized appreciation (depreciation)*	12,133
Sales	(7,218,594)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of March 31, 2011	$—

*	Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2011 was $0.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Investments in Affiliated Funds
Variable Portfolio – Conservative Portfolio

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds (20.1%)

Global Real Estate (0.5%)

Variable Portfolio – Morgan Stanley Global Real Estate Fund(a)	810,201	$9,746,710

International (4.2%)

Variable Portfolio – AllianceBernstein International Value Fund	1,875,147	21,395,424
Variable Portfolio – Columbia Wanger International Equities Fund	478,002	5,879,426
Variable Portfolio – Invesco International Growth Fund	2,081,556	24,937,039
Variable Portfolio – Mondrian International Small Cap Fund	618,872	7,878,235
Variable Portfolio – Pyramis® International Equity Fund	1,822,310	21,667,272

Total		81,757,396

U.S. Large Cap (10.4%)

Columbia Variable Portfolio – Diversified Equity Income Fund(a)	2,238,654	31,341,153
Variable Portfolio – American Century Growth Fund(a)	2,528,943	30,347,316
Variable Portfolio – Davis New York Venture Fund(a)	1,771,241	18,527,185
Variable Portfolio – MFS Value Fund(a)	2,740,807	31,300,018
Variable Portfolio – Marsico Growth Fund(a)	2,399,362	30,375,922
Variable Portfolio – NFJ Dividend Value Fund(a)	2,606,453	31,251,373
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund(a)	2,472,387	30,385,640

Total		203,528,607

U.S. Mid Cap (2.7%)

Variable Portfolio – Goldman Sachs Mid Cap Value Fund(a)	2,484,361	29,389,992
Variable Portfolio – Jennison Mid Cap Growth Fund(a)	1,855,290	22,708,749

Total		52,098,741

U.S. Small Cap (2.3%)

Variable Portfolio – Columbia Wanger U.S. Equities Fund(a)	1,028,437	13,256,546
Variable Portfolio – Partners Small Cap Growth Fund(a)	617,400	7,964,461
Variable Portfolio – Partners Small Cap Value Fund(a)	1,444,475	23,516,054

Total		44,737,061

Total Equity Funds (Cost: $312,160,354)		$391,868,515

	Shares	Value

Fixed-Income Funds (73.6%)

Floating Rate (3.9%)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund(a)(b)	7,450,334	$75,099,372

Global Bond (2.9%)

Columbia Variable Portfolio – Global Bond Fund	4,755,382	56,113,506

High Yield (2.0%)

Columbia Variable Portfolio – Income Opportunities Fund	3,488,620	38,584,137

Inflation Protected Securities (7.0%)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund(b)	14,136,913	136,703,947

Investment Grade (55.8%)

Columbia Variable Portfolio – Diversified Bond Fund(b)	20,574,430	228,993,404
Columbia Variable Portfolio – Limited Duration Credit Fund(a)(b)	16,818,392	174,743,092
Columbia Variable Portfolio – Short Duration U.S. Government Fund(b)	6,522,760	67,771,478
Variable Portfolio – American Century Diversified Bond Fund(a)(b)	21,272,547	223,574,465
Variable Portfolio – J.P. Morgan Core Bond Fund(a)(b)	20,014,720	209,153,825
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund(a)(b)	7,445,438	77,581,468
Variable Portfolio – Wells Fargo Short Duration Government Fund(a)(b)	10,413,710	106,532,253

Total		1,088,349,985

Multisector (2.0%)

RiverSource Variable Portfolio – Strategic Income Fund(a)	3,667,714	39,831,376

Total Fixed-Income Funds (Cost: $1,401,582,196)		$1,434,682,323

Cash Equivalents (6.3%)

Money Market (6.3%)

Columbia Short-Term Cash Fund, 0.229%(c)	6	$6
Columbia Variable Portfolio – Cash Management Fund, 0.010%(b)(c)	123,851,240	123,851,240

Total		123,851,246

Total Cash Equivalents (Cost: $123,851,246)		$123,851,246

Total Investments in Affiliated Funds (Cost: $1,837,593,796)		$1,950,402,084(d)
Other Assets and Liabilities		(42,900)

Net Assets		$1,950,359,184

Notes to Investments in Affiliated Funds
(a)	Non-income producing.

(b)	The fund does not invest in underlying funds for the purpose of exercising management control. At March 31, 2011, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Columbia VP Cash Management Fund	15.77%
VP J.P. Morgan Core Bond Fund	11.22
VP American Century Diversified Bond Fund	10.76
VP Eaton Vance Floating-Rate Income Fund	8.76
Columbia VP Limited Duration Credit Fund	7.02
VP PIMCO Mortgage Backed Securitites Fund	6.77
VP Wells Fargo Short Duration Government Fund	6.40
Columbia VP Short Duration U.S. Government Fund	5.84
Columbia VP Diversified Bond Fund	5.81
Columbia VP Global Inflation Protected Securities Fund	5.15
(c)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$1,950,402,084	$—	$—	$1,950,402,084
(a) There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Variable Portfolio – Moderately Conservative Portfolio

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds (36.6%)

Global Real Estate (0.8%)

Variable Portfolio – Morgan Stanley Global Real Estate Fund(a)(b)	3,004,502	$36,144,162

International (8.9%)

Columbia Variable Portfolio – Emerging Markets Opportunity Fund	1,353,664	24,338,882
Variable Portfolio – AllianceBernstein International Value Fund(b)	8,661,401	98,826,581
Variable Portfolio – Columbia Wanger International Equities Fund(b)	3,611,459	44,420,940
Variable Portfolio – Invesco International Growth Fund(b)	11,653,134	139,604,545
Variable Portfolio – Mondrian International Small Cap Fund(b)	2,528,584	32,188,872
Variable Portfolio – Pyramis® International Equity Fund(b)	7,304,893	86,855,183

Total		426,235,003

U.S. Large Cap (18.6%)

Columbia Variable Portfolio – Diversified Equity Income Fund (a)	10,005,551	140,077,721
Variable Portfolio – American Century Growth Fund(a)(b)	10,840,827	130,089,925
Variable Portfolio – Davis New York Venture Fund(a)(b)	9,223,167	96,474,323
Variable Portfolio – MFS Value Fund (a)(b)	12,288,645	140,336,324
Variable Portfolio – Marsico Growth Fund(a)(b)	9,966,761	126,179,194
Variable Portfolio – NFJ Dividend Value Fund(a)(b)	11,756,747	140,963,397
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund(a)(b)	9,610,780	118,116,485

Total		892,237,369

U.S. Mid Cap (4.5%)

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund(a)(b)	4,880,117	57,292,575
Variable Portfolio – Goldman Sachs Mid Cap Value Fund (a)(b)	5,835,617	69,035,342
Variable Portfolio – Jennison Mid Cap Growth Fund(a)(b)	7,274,828	89,043,899

Total		215,371,816

U.S. Small Cap (3.8%)

Variable Portfolio – Columbia Wanger U.S. Equities Fund (a)(b)	4,005,269	51,627,921
Variable Portfolio – Partners Small Cap Growth Fund (a)(b)	2,940,946	37,938,210
Variable Portfolio – Partners Small Cap Value Fund (a)(b)	5,595,230	91,090,337

Total		180,656,468

Total Equity Funds (Cost: $1,386,745,658)		$1,750,644,818

	Shares	Value

Fixed-Income Funds (61.5%)

Floating Rate (2.0%)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund(a)(b)	9,422,013	$94,973,890

Global Bond (2.2%)

Columbia Variable Portfolio – Global Bond Fund (b)	8,837,654	104,284,315

High Yield (1.5%)

Columbia Variable Portfolio – Income Opportunities Fund (b)	6,440,904	71,236,392

Inflation Protected Securities (6.8%)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund(b)	33,967,546	328,466,173

Investment Grade (48.0%)

Columbia Variable Portfolio – Diversified Bond Fund(b)	37,877,721	421,579,034
Columbia Variable Portfolio – Limited Duration Credit Fund(a)(b)	41,828,921	434,602,487
Columbia Variable Portfolio – Short Duration U.S. Government Fund(b)	13,480,172	140,058,984
Variable Portfolio – American Century Diversified Bond Fund(a)(b)	39,637,003	416,584,899
Variable Portfolio – J.P. Morgan Core Bond Fund(a)(b)	35,443,237	370,381,831
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (a)(b)	22,365,101	233,044,352
Variable Portfolio – Wells Fargo Short Duration Government Fund (a)(b)	27,334,512	279,632,062

Total		2,295,883,649

Multisector (1.0%)

RiverSource Variable Portfolio – Strategic Income Fund(a)	4,371,226	47,471,518

Total Fixed-Income Funds (Cost: $2,881,498,432)		$2,942,315,937

Cash Equivalents (1.9%)

Money Market (1.9%)

Columbia Short-Term Cash Fund, 0.229% (c)	7	$7
Columbia Variable Portfolio – Cash Management Fund, 0.010%(b)(c)	92,102,063	92,102,063

Total		92,102,070

Total Cash Equivalents (Cost: $92,102,070)		$92,102,070

Total Investments in Affiliated Funds (Cost: $4,360,346,160)		$4,785,062,825(d)
Other Assets and Liabilities		(50,633)

Net Assets		$4,785,012,192

Notes to Investments in Affiliated Funds
(a)	Non-income producing.

(b)	The fund does not invest in underlying funds for the purpose of exercising management control. At March 31, 2011, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held

VP PIMCO Mortgage Backed Securities Fund	20.33%
VP American Century Diversified Bond Fund	20.04
VP J.P. Morgan Core Bond Fund	19.85
Columbia VP Limited Duration Credit Fund	17.44
VP Wells Fargo Short Duration Government Fund	16.80
Columbia VP Global Inflation Protected Securities Fund	12.37
Columbia VP Short Duration U.S. Government Fund	12.06
Columbia VP Cash Management Fund	11.73
VP Eaton Vance Floating-Rate Income Fund	11.09
Columbia VP Diversified Bond Fund	10.69
VP Mondrian International Small Cap Fund	10.27
VP Jennison Mid Cap Growth Fund	9.79
VP Morgan Stanley Global Real Estate Fund	9.24
VP Columbia Wanger International Equities Fund	8.47
VP NFJ Dividend Value Fund	8.45
VP MFS Value Fund	8.45
VP Pyramis International Equity Fund	8.04
VP Invesco International Growth Fund	7.95
VP American Century Growth Fund	7.53
VP Marsico Fund	7.51
VP AllianceBernstein International Value Fund	7.47
VP Columbia Wanger U.S. Equities Fund	7.40
VP Partners Small Cap Growth Fund	7.35
VP Nuveen Winslow Large Cap Growth Fund	7.28
VP Goldman Sachs Mip Cap Value Fund	7.23
VP Davis New York Venture Fund	7.16
Columbia VP Mid Cap Value Opportunity Fund	6.35
Columbia VP Global Bond Fund	6.31
Columbia VP Income Opportunities Fund	6.10
VP Partners Small Cap Value Fund	5.98
(c)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$4,785,062,825	$—	$—	$4,785,062,825
(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Variable Portfolio – Moderate Portfolio

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds (50.8%)

Global Real Estate (1.0%)

Variable Portfolio – Morgan Stanley Global Real Estate Fund(a)(b)	15,522,540	$186,736,156

International (12.4%)

Columbia Variable Portfolio – Emerging Markets Opportunity Fund(b)	13,387,322	240,704,057
Variable Portfolio – AllianceBernstein International Value Fund(b)	48,816,716	556,998,730
Variable Portfolio – Columbia Wanger International Equities Fund(b)	19,370,532	238,257,546
Variable Portfolio – Invesco International Growth Fund(b)	61,994,167	742,690,113
Variable Portfolio – Mondrian International Small Cap Fund(b)	10,582,491	134,715,113
Variable Portfolio – Pyramis® International Equity Fund(b)	34,860,775	414,494,616

Total		2,327,860,175

U.S. Large Cap (25.8%)

Columbia Variable Portfolio – Diversified Equity Income Fund(a)(b)	50,826,975	711,577,646
Variable Portfolio – American Century Growth Fund(a)(b)	62,823,736	753,884,829
Variable Portfolio – Davis New York Venture Fund(a)(b)	53,213,899	556,617,383
Variable Portfolio – MFS Value Fund(a)(b)	62,293,986	711,397,321
Variable Portfolio – Marsico Growth Fund(a)(b)	56,815,236	719,280,884
Variable Portfolio – NFJ Dividend Value Fund(a)(b)	59,853,702	717,645,888
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund(a)(b)	53,885,584	662,253,823

Total		4,832,657,774

U.S. Mid Cap (6.2%)

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund(a)(b)	29,266,962	343,594,136
Variable Portfolio – Goldman Sachs Mid Cap Value Fund(a)(b)	36,481,092	431,571,315
Variable Portfolio – Jennison Mid Cap Growth Fund(a)(b)	31,659,644	387,514,041

Total		1,162,679,492

U.S. Small Cap (5.4%)

Variable Portfolio – Columbia Wanger U.S. Equities Fund(a)(b)	21,489,653	277,001,635
Variable Portfolio – Partners Small Cap Growth Fund(a)(b)	14,044,299	181,171,463
Variable Portfolio – Partners Small Cap Value Fund(a)(b)	33,622,915	547,381,052

Total		1,005,554,150

Total Equity Funds (Cost: $7,583,421,484)		$9,515,487,747

	Shares	Value

Fixed-Income Funds (49.2%)

Floating Rate (2.0%)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund(a)(b)	36,666,209	$369,595,386

Global Bond (3.0%)

Columbia Variable Portfolio – Global Bond Fund(b)	47,275,042	557,845,496

High Yield (2.9%)

Columbia Variable Portfolio – Income Opportunities Fund(b)	50,026,942	553,297,980

Inflation Protected Securities (6.4%)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund(b)	124,275,848	1,201,747,446

Investment Grade (32.0%)

Columbia Variable Portfolio – Diversified Bond Fund(b)	94,508,604	1,051,880,758
Columbia Variable Portfolio – Limited Duration Credit Fund(a)(b)	118,444,941	1,230,642,933
Columbia Variable Portfolio – Short Duration U.S. Government Fund(b)	31,340,490	325,627,695
Variable Portfolio – American Century Diversified Bond Fund(a)(b)	101,521,342	1,066,989,302
Variable Portfolio – J.P. Morgan Core Bond Fund(a)(b)	98,650,072	1,030,893,258
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund(a)(b)	53,472,234	557,180,677
Variable Portfolio – Wells Fargo Short Duration Government Fund(a)(b)	71,416,030	730,585,991

Total		5,993,800,614

Multisector (2.9%)

RiverSource Variable Portfolio – Strategic Income Fund(a)(b)	50,961,700	553,444,064

Total Fixed-Income Funds (Cost: $9,006,213,810)		$9,229,730,986

Cash Equivalents (—%)

Money Market (—%)

Columbia Short-Term Cash Fund, 0.229%(c)	9	$9
Columbia Variable Portfolio – Cash Management Fund, 0.010%(c)	317,003	317,003

Total		317,012

Total Cash Equivalents (Cost: $317,012)		$317,012

Total Investments in Affiliated Funds (Cost: $16,589,952,308)		$18,745,535,745(d)
Other Assets and Liabilities		(51,307)

Net Assets		$18,745,484,438

Notes to Investments in Affiliated Funds
(a)	Non-income producing.

(b)	The fund does not invest in underlying funds for the purpose of exercising management control. At March 31, 2011, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held

RiverSource VP Strategic Income Fund	57.92%
VP J.P. Morgan Core Bond Fund	55.23
VP American Century Diviersified Bond Fund	51.29
Columbia VP Limited Duration Credit Fund	49.35
VP PIMCO Mortgage-Backed Securiites Fund	48.59
VP Morgan Stanley Global Real Estate Fund	47.72
Columbia VP Income Opportunities Fund	47.41
VP Columbia Wanger International Equities Fund	45.43
Columbia VP Global Inflation Protected Securities Fund	45.26
VP Goldman Sachs Mid Cap Value Fund	45.16
VP Wells Fargo Short Duration Government Fund	43.86
VP American Century Growth Fund	43.59
VP Eaton Vance Floating-Rate Income Fund	43.16
VP Mondrian International Small Cap Fund	42.98
VP NFJ Dividend Value Fund	42.88
VP MFS Value Fund	42.69
VP Marsico Growth Fund	42.64
VP Jennison Mid Cap Growth Fund	42.52
VP Invesco International Growth Fund	42.28
VP AllianceBernstein International Value Fund	42.10
VP Davis New York Venture Fund	41.25
VP Nuveen Winslow Large Cap Growth Fund	40.81
VP Columbia Wanger U.S. Equities Fund	39.93
VP Pyramis International Equity Fund	38.34
Columbia VP Mid Cap Value Opportunity Fund	38.09
VP Partners Small Cap Value Fund	35.85
VP Partners Small Cap Growth Fund	35.44
Columbia VP Global Bond Fund	33.72
Columbia VP Short Duration U.S. Government Fund	28.02
Columbia VP Diversified Bond Fund	26.65
Columbia VP Emerging Markets Opportunity Fund	22.43
Columbia VP Diversified Equity Income Fund	21.85
(c)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$18,745,535,745	$—	$—	$18,745,535,745
(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Variable Portfolio – Moderately Aggressive Portfolio

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds (65.2%)

Global Real Estate (1.0%)

Variable Portfolio – Morgan Stanley Global Real Estate Fund(a)(b)	10,361,221	$124,645,489

International (16.4%)

Columbia Variable Portfolio – Emerging Markets Opportunity Fund(b)	10,764,682	193,548,979
Variable Portfolio – AllianceBernstein International Value Fund(b)	42,711,039	487,332,959
Variable Portfolio – Columbia Wanger International Equities Fund(b)	13,735,339	168,944,664
Variable Portfolio – Invesco International Growth Fund(b)	54,206,910	649,398,778
Variable Portfolio – Mondrian International Small Cap Fund(b)	7,950,212	101,206,201
Variable Portfolio – Pyramis® International Equity Fund(b)	36,195,237	430,361,374

Total		2,030,792,955

U.S. Large Cap (33.2%)

Columbia Variable Portfolio – Diversified Equity Income Fund(a)(b)	42,382,054	593,348,750
Variable Portfolio – American Century Growth Fund(a)(b)	52,055,390	624,664,686
Variable Portfolio – Davis New York Venture Fund(a)(b)	44,171,750	462,036,504
Variable Portfolio – MFS Value Fund(a)(b)	52,003,290	593,877,578
Variable Portfolio – Marsico Growth Fund(a)(b)	48,812,066	617,960,750
Variable Portfolio – NFJ Dividend Value Fund(a)(b)	49,592,674	594,616,162
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund(a)(b)	50,287,290	618,030,797

Total		4,104,535,227

U.S. Mid Cap (7.1%)

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund(a)(b)	23,409,418	274,826,572
Variable Portfolio – Goldman Sachs Mid Cap Value Fund(a)(b)	25,117,503	297,140,055
Variable Portfolio – Jennison Mid Cap Growth Fund(a)(b)	24,601,397	301,121,101

Total		873,087,728

U.S. Small Cap (7.5%)

Variable Portfolio – Columbia Wanger U.S. Equities Fund(a)(b)	20,526,239	264,583,215
Variable Portfolio – Partners Small Cap Growth Fund(a)(b)	16,870,553	217,630,128
Variable Portfolio – Partners Small Cap Value Fund(a)(b)	27,206,011	442,913,867

Total		925,127,210

Total Equity Funds (Cost: $6,484,474,161)		$8,058,188,609

	Shares	Value

Fixed-Income Funds (34.8%)

Floating Rate (2.0%)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund(a)(b)	24,341,389	$245,361,197

Global Bond (3.0%)

Columbia Variable Portfolio – Global Bond Fund(b)	31,351,665	369,949,652

High Yield (2.0%)

Columbia Variable Portfolio – Income Opportunities Fund(b)	22,514,756	249,013,199

Inflation Protected Securities (4.5%)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund(b)	57,396,110	555,020,379

Investment Grade (21.3%)

Columbia Variable Portfolio – Diversified Bond Fund(b)	51,338,287	571,395,130
Columbia Variable Portfolio – Limited Duration Credit Fund(a)(b)	54,845,637	569,846,164
Columbia Variable Portfolio – Short Duration U.S. Government Fund(b)	20,770,939	215,810,059
Variable Portfolio – American Century Diversified Bond Fund(a)(b)	32,813,607	344,871,012
Variable Portfolio – J.P. Morgan Core Bond Fund(a)(b)	21,827,614	228,098,563
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund(a)(b)	23,682,508	246,771,735
Variable Portfolio – Wells Fargo Short Duration Government Fund(a)(b)	45,593,264	466,419,095

Total		2,643,211,758

Multisector (2.0%)

RiverSource Variable Portfolio – Strategic Income Fund(a)(b)	22,708,587	246,615,258

Total Fixed-Income Funds (Cost: $4,208,713,185)		$4,309,171,443

Cash Equivalents (—%)

Money Market (—%)
Columbia Short-Term Cash Fund, 0.229%(c)	16	$16
Columbia Variable Portfolio – Cash Management Fund, 0.010%(c)	12	12

Total		28

Total Cash Equivalents (Cost: $28)		$28

Total Investments in Affiliated Funds (Cost: $10,693,187,374)		$12,367,360,080(d)
Other Assets and Liabilities		(48,695)

Net Assets		$12,367,311,385

Notes to Investments in Affiliated Funds
(a)	Non-income producing.

(b)	The fund does not invest in underlying funds for the purpose of exercising management control. At March 31, 2011, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held

VP Partners Small Cap Growth Fund	42.28%
VP Pyramis International Equity Fund	39.81
VP Nuveen Winslow Large Cap Growth Fund	38.08
VP Columbia Wanger U.S. Equities Fund	37.98
VP Invesco International Growth Fund	36.97
VP AllianceBernstein International Value Fund	36.84
VP Marsico Growth Fund	36.58
VP American Century Growth Fund	36.00
VP MFS Value Fund	35.64
VP NFJ Dividend Value Fund	35.53
VP Davis New York Venture Fund	34.11
VP Jennison Mid Cap Growth Fund	33.01
VP Mondrian International Small Cap Fund	32.29
VP Columbia Wanger International Equities Fund	32.22
VP Morgan Stanley Global Real Estate Fund	31.85
VP Goldman Sachs Mid Cap Value Fund	31.01
Columbia VP Mid Cap Value Opportunity Fund	30.34
VP Partners Small Cap Value Fund	28.93
VP Eaton Vance Floating-Rate Income Fund	28.65
VP Wells Fargo Short Duration Government Fund	27.97
RiverSource VP Strategic Income Fund	25.81
Columbia VP Limited Duration Credit Fund	22.82
Columbia VP Global Bond Fund	22.31
VP PIMCO Mortgage-Backed Securiites Fund	21.48
Columbia VP Income Opportunities Fund	21.34
Columbia VP Global Inflation Protected Securities Fund	20.90
Columbia Short Duration U.S. Government Fund	18.55
Columbia VP Diversified Equity Income Fund	18.19
Columbia VP Emerging Markets Opportunity Fund	18.03
VP American Century Diviersified Bond Fund	16.56
Columbia VP Diversified Bond Fund	14.47
VP J.P. Morgan Core Bond Fund	12.20
(c)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$12,367,360,080	$—	$—	$12,367,360,080
(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Variable Portfolio – Aggressive Portfolio

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds (80.1%)

Global Real Estate (1.0%)

Variable Portfolio – Morgan Stanley Global Real Estate Fund(a)(b)	2,692,110	$32,386,075

International (20.3%)

Columbia Variable Portfolio – Emerging Markets Opportunity Fund(b)	3,726,936	67,010,317
Variable Portfolio – AllianceBernstein International Value Fund(b)	13,800,124	157,459,412
Variable Portfolio – Columbia Wanger International Equities Fund(b)	5,247,358	64,542,498
Variable Portfolio – Invesco International Growth Fund(b)	16,638,015	199,323,424
Variable Portfolio – Mondrian International Small Cap Fund(b)	2,942,775	37,461,521
Variable Portfolio – Pyramis® International Equity Fund(b)	10,713,329	127,381,486

Total		653,178,658

U.S. Large Cap (39.8%)

Columbia Variable Portfolio – Diversified Equity Income Fund(a)(b)	13,184,554	184,583,759
Variable Portfolio – American Century Growth Fund(a)(b)	16,069,193	192,830,320
Variable Portfolio – Davis New York Venture Fund(a)(b)	13,289,139	139,004,390
Variable Portfolio – MFS Value Fund(a)(b)	16,461,664	187,992,205
Variable Portfolio – Marsico Growth Fund(a)(b)	15,225,206	192,751,114
Variable Portfolio – NFJ Dividend Value Fund(a)(b)	15,689,025	188,111,406
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund(a)(b)	15,766,435	193,769,487

Total		1,279,042,681

U.S. Mid Cap (9.7%)

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund(a)(b)	7,602,256	89,250,480
Variable Portfolio – Goldman Sachs Mid Cap Value Fund(a)(b)	9,350,022	110,610,767
Variable Portfolio – Jennison Mid Cap Growth Fund(a)(b)	9,039,869	110,647,998

Total		310,509,245

U.S. Small Cap (9.3%)

Variable Portfolio – Columbia Wanger U.S. Equities Fund(a)(b)	6,860,293	88,429,172
Variable Portfolio – Partners Small Cap Growth Fund(a)(b)	5,408,880	69,774,548
Variable Portfolio – Partners Small Cap Value Fund(a)(b)	8,556,708	139,303,214

Total		297,506,934

Total Equity Funds (Cost: $2,077,039,787)		$2,572,623,593

	Shares	Value

Fixed-Income Funds (19.9%)

Floating Rate (2.0%)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund(a)(b)	6,315,951	$63,664,789

Global Bond (2.0%)

Columbia Variable Portfolio – Global Bond Fund	5,435,945	64,144,146

Inflation Protected Securities (3.5%)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund	11,638,629	112,545,543

Investment Grade (10.4%)

Columbia Variable Portfolio – Diversified Bond Fund	5,016,245	55,830,812
Columbia Variable Portfolio – Limited Duration Credit Fund(a)	7,931,944	82,412,899
Columbia Variable Portfolio – Short Duration U.S. Government Fund	2,607,913	27,096,212
Variable Portfolio – American Century Diversified Bond Fund(a)	2,579,846	27,114,180
Variable Portfolio – J.P. Morgan Core Bond Fund(a)	2,594,897	27,116,677
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund(a)	3,062,174	31,907,850
Variable Portfolio – Wells Fargo Short Duration Government Fund(a)	8,050,018	82,351,689

Total		333,830,319

Multisector (2.0%)

RiverSource Variable Portfolio – Strategic Income Fund(a)(b)	5,884,881	63,909,805

Total Fixed-Income Funds (Cost: $621,213,863)		$638,094,602

Cash Equivalents (—%)

Money Market (—%)

Columbia Short-Term Cash Fund, 0.229%(c)	1	$1
Columbia Variable Portfolio – Cash Management Fund, 0.010%(c)	8	8

Total		9

Total Cash Equivalents (Cost: $9)		$9

Total Investments in Affiliated Funds (Cost: $2,698,253,659)		$3,210,718,204(d)
Other Assets and Liabilities		(49,431)

Net Assets		$3,210,668,773

Notes to Investments in Affiliated Funds
(a)	Non-income producing.

(b)	The fund does not invest in underlying funds for the purpose of exercising management control. At March 31, 2011, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held

VP Partners Small Cap Growth Fund	13.36%
VP Columbia Wanger U.S. Equities Fund	12.58
VP Columbia Wanger International Equities Fund	12.31
VP Jennison Mid Cap Growth Fund	12.10
VP Mondrian International Small Cap Fund	11.95
VP Nuveen Winslow Large Cap Growth Fund	11.94
VP AllianceBernstein International Value Fund	11.90
VP Pyramis International Equity Fund	11.78
VP Goldman Sachs Mid Cap Value Fund	11.54
VP Marsico Growth Fund	11.41
VP Invesco International Growth Fund	11.35
VP MFS Value Fund	11.28
VP NFJ Dividend Value Fund	11.24
VP American Century Growth Fund	11.10
VP Davis New York Venture Fund	10.26
Columbia VP Mid Cap Value Opportunity Fund	9.82
VP Partners Small Cap Value Fund	9.09
VP Morgan Stanley Global Real Estate Fund	8.28
VP Eaton Vance Floating-Rate Income Fund	7.79
RiverSource VP Strategic Income Fund	6.86
Columbia VP Emerging Markets Opportunity Fund	6.24
Columbia VP Diversified Equity Income Fund	5.66
(c)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Fair value at March 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$3,210,718,204	$—	$—	$3,210,718,204
(a)  There were no significant transfers between Levels 1 and 2 during the period.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)            Columbia Funds Variable Series Trust II

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	May 20, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	May 20, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date	May 20, 2011